Registration No. 333-81714

811-05118

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _____ _____

Post-Effective Amendment No. 14

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 129

Principal Life Insurance Company Variable Life Separate Account

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(Exact Name of Registrant)

Principal Life Insurance Company

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(Name of Depositor)

The Principal Financial Group, Des Moines, Iowa              50392

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(Address of Depositor's Principal Executive Offices)               (Zip Code)

(515) 246-5688

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Depositor's Telephone Number, including Area Code

Charles M. Schneider

Principal Life Insurance Company

The Principal Financial Group

Des Moines, Iowa 50392-0300

Telephone Number, Including Area Code: (515) 246-5688

(Name and Address of Agent for Service)

Please send copies of all communications to

John W. Blouch, Esq.

Drinker Biddle & Reath, LLP

1500 K Street, N.W.

Washington, DC  20005-1209

Principal Executive Variable Universal Life

(Title of Securities Being Registered)

It is proposed that this filing will become effective (check appropriate box)

        _____  immediately upon filing pursuant to paragraph (b) of Rule 485

        __X__  on May 1, 2013 pursuant to paragraph (b) of Rule 485

        _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485

        _____  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

        _____      This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

PRINCIPAL EXECUTIVE VARIABLE UNIVERSAL LIFE

VARIABLE UNIVERSAL LIFE INSURANCE POLICY

Issued by Principal Life Insurance Company (the “Company”) through its

Principal Life Insurance Company Variable Life Separate Account

This prospectus is dated May 1, 2013.

This prospectus describes an individual flexible premium variable universal life insurance policy offered by the Company. The Policy is for use by corporations, employers, trusts, associations, or similar entities. This Policy is designed for financing non-qualified executive deferred compensation plans, salary continuation plans, post employment benefits, or similar purposes.

As in the case of other life insurance policies, it may not be in your best interest to buy this Policy as a replacement for, or in addition to, existing insurance coverage. The Policy involves investment risk, including possible loss of principal.

This prospectus provides information that you should know before buying a Policy. It is accompanied by current prospectuses for the underlying mutual funds that are available as investment options under the Policy. Please read these prospectuses carefully and keep them for future reference.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved this security or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Not all the benefits, programs, features and investment options described in this prospectus are available or approved for use in every state. This prospectus offers a Policy which may not be available in all states and is not an offer to sell or solicitation of an offer to buy the Policy in states in which the offer or solicitation may not be lawfully made. No person is authorized to give any information or to make any representation in connection with this Policy other than those contained in this prospectus.

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SUMMARY: BENEFITS AND RISKS

This is a brief summary of the Policy’s features. More detailed information follows later in this prospectus.

POLICY BENEFITS

Death Benefits and Proceeds

The Company guarantees to pay a death benefit for as long as the Policy is in force. The death proceeds are paid to the beneficiary(ies) when the insured dies. Death proceeds are calculated as of the date of death of the insured. The amount of the death proceeds is:

•      the death benefit plus interest (as explained in DEATH BENEFITS AND POLICY VALUES – Death Proceeds);

•      minus loan indebtedness;

•      minus any overdue monthly policy charges (Overdue monthly policy charges arise when a Policy is in a grace period and the net policy value is insufficient to cover the sum of the cost of insurance and of additional benefits provided by any rider plus other policy charges).

Death proceeds are paid in cash or applied under a benefit payment option. The Policy provides for three death benefit options. A death benefit option is elected on the application. Subject to certain conditions, the death benefit option may be changed after the Policy has been issued.

Premium Payment Flexibility

You may choose the amount and frequency of premium payments (subject to certain limitations).

Policy Values

The policy value reflects your premium payments, partial surrenders, policy loans, policy expenses, interest credited to the fixed account, and the investment experience of the divisions. There is no guaranteed minimum division value.

Policy Loans

A loan may be taken using the Policy as collateral. The maximum loan amount is 90% of the net policy value.

Full Surrender

The Policy may be surrendered and any net surrender value paid to the owner.

Partial Surrender

On or after the first policy anniversary, a Policy may be partially surrendered and the proceeds paid to the owner. A transaction fee of the lesser of $25 or 2% of the amount surrendered is imposed on each partial surrender after the second partial surrender in a policy year. The minimum amount for a partial surrender is $500.

Adjustment Options

The total face amount may be increased (unless the Policy is in a grace period) or decreased.

Total Face Amount Increase

The minimum amount of an increase is $10,000 and is subject to our underwriting guidelines in effect at the time the increase is requested.

Total Face Amount Decrease

On or after the first policy anniversary, a decrease in total face amount may be requested if the request does not decrease the total face amount below $100,000.

Maturity Proceeds

If the insured is living on the maturity date, we will pay the owner an amount equal to the net surrender value unless the Extended Coverage rider is in effect. Maturity proceeds are paid in cash lump sum or applied under a benefit payment option. The Policy terminates on the maturity date.

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POLICY RISKS

Risks of Poor Investment Performance

Transaction costs and policy charges are among the reasons why the Policy is not intended to be a short-term savings vehicle. It is possible that investment performance could cause a loss of the entire amount allocated to the divisions. Without additional premium payments, investment in the fixed account or a death benefit guarantee rider, it is possible that no death benefit would be paid upon the insured’s death.

Policy Termination (Lapse)

On an ongoing basis, the Policy’s net policy value must be sufficient to cover the monthly policy charges and any loan indebtedness. It is possible that poor investment performance could cause the Policy to lapse unless additional premiums are paid. When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit upon the death of the insured.

If the cumulative death benefit guarantee premium requirement is met, the Policy will not terminate prior to the insured’s attained age 85 even if the Policy’s net policy value is insufficient to cover the monthly policy charge.

Limitations on Access to Surrender Value

Partial Surrenders

•      The partial surrender may not be less than $500 and may not be greater than 90% of the net policy value.

•      The policy value will be reduced by the amount of the partial surrender plus any transaction fee(s).

•      A transaction fee of the lesser or $25 or 2% of the amount surrendered is imposed on each partial surrender after the second partial surrender in a policy year.

Full Surrenders

We will pay the net surrender value at the end of the valuation period during which we receive the surrender request.

Adverse Tax Consequences

A full surrender or cancellation of the Policy by lapse or the maturity of the Policy on its maturity date may have adverse tax consequences. If the amount received by the policy owner plus any loan indebtedness exceeds the premiums paid into the Policy, then the excess generally will be treated as taxable income.

In certain employer-sponsored life insurance arrangements participants may be required to report for income tax purposes, one or more of the following:

•      the value each year of the life insurance protection provided;

•      an amount equal to any employer-paid premiums; or

•      some or all of the amount by which the current value exceeds the employer’s interest in the Policy.

Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

There are other tax issues to consider when you own a life insurance policy. These are described in more detail in TAX ISSUES RELATED TO THE POLICY.

Risks of Underlying Mutual Funds

A comprehensive discussion of the risks of each underlying mutual fund may be found in the underlying mutual fund’s prospectus. As with all mutual funds, as the value of an underlying mutual fund’s assets rise or fall, the fund’s share price changes. If you sell your units in a division (each of which invests in an underlying mutual fund) when their value is less than the price you paid, you will lose money.

Equity Funds

The biggest risk is that the fund’s returns may vary, and you could lose money. The equity funds are each designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices. The value of an underlying mutual fund’s portfolio may decrease if the value of an individual company in the portfolio decreases. The value of an underlying mutual fund’s portfolio could also decrease if the stock market goes down.

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Income Funds

A fundamental risk of fixed-income securities is that their value will fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the underlying mutual fund’s share price may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due.

International Funds

The international underlying mutual funds have significant exposure to foreign markets. As a result, their returns and price per share may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country.

SUMMARY: FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you buy, surrender the Policy, or transfer cash value between investment options. The second table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying mutual fund fees and expenses. The third table shows the minimum and maximum fees and expenses charged by any of the underlying mutual funds that you may pay periodically during the time that you own the Policy. More detail concerning the fees and expenses of each underlying mutual fund is contained in the prospectus for each underlying mutual fund.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Sales Charge(1)	upon receipt of premium
Maximum (on premiums up to Target Premium)		7.00% of premium paid
Current (on premiums up to Target Premium)		7.00% of premium paid
Taxes (federal, state, and local)	upon receipt of premium
Maximum		3.45% of premium paid
Current		3.25% of premium paid
Transaction Fee for Partial Surrender	from each partial surrender after the second partial surrender in a policy year
Maximum		the lesser of $25 or 2% of the amount surrendered
Current		the lesser of $25 or 2% of the amount surrendered
Transfer Fee for Unscheduled Transfer	upon each unscheduled transfer after the first unscheduled transfer in a policy month.
Maximum		$25 per unscheduled transfer
Current		none

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Periodic Charges Other Than Underlying Mutual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance:(2)	monthly
Maximum		$83.33 per $1,000 of net amount at risk(3)
Minimum		$0.08 per $1,000 of net amount at risk(3)
Representative Insured (male, age 45, preferred non-smoker, policy year 1)		$0.01 per $1,000 of net amount at risk(3)
Supplemental Benefit Rider (Cost of Supplemental Insurance)(2)	monthly
Maximum		$83.33 per $1,000 of net amount at risk(3)
Minimum		$0.08 per $1,000 of net amount at risk(3)
Representative Insured (male, age 45, preferred non-smoker, policy year 1)		$0.01 per $1,000 of net amount at risk(3)
Asset Based Charge:	monthly
Maximum		0.60% of division values per year
Current		0.30% of division values per year(5)
Net Policy Loan Charge	annually (accrued daily)
Maximum		1.0% of loan balance per year
Current		1.0% of loan balance per year

The following table shows the minimum and maximum total operating expenses charged by any of the underlying mutual funds that you may pay periodically during the time that you own the Policy.  More detail concerning the fees and expenses of each underlying mutual fund is contained in its prospectus.

Annual Underlying Mutual Fund Operating Expenses as of December 31, 2012(4)	Minimum	Maximum
Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.17%	1.85%

(1)     Sales Charge varies over time see CHARGES AND DEDUCTIONS - Premium Expense Charge for more detail.

(2)     The cost of insurance rate at issue and for any underwritten total face amount increase is based on the gender, issue age and age at adjustment, duration since issue and since adjustment, smoking status, and risk classification of the insured. The charge shown in the table may not be representative of the charge that a particular policy owner will pay. You may obtain more information about the particular cost of insurance charge that would apply to you from your registered representative or by phoning 1-800-247-9988.

(3)     See GLOSSARY for definition.

(4)     The Minimum and Maximum underlying mutual fund operating expenses reflect contractual waivers. More detail concerning the fees and expenses of each underlying mutual fund is contained in the prospectus for each underlying mutual fund.

(5) The Asset Based Charge shown is for Policies with a policy date prior to April 1, 2007. The charge for Policies with a policy date April 1, 2007, and later is 0.20% of division values per year.

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GLOSSARY

adjustment – change to the Policy resulting from an increase or decrease in total face amount or a change in: smoking status; death benefit option; rating or riders.

adjustment date – the monthly date on or next following the Company’s approval of a requested adjustment.

attained age – the insured’s issue age plus the number of full policy years since the policy date.

business day – any date that the New York Stock Exchange (“NYSE”) is open for trading and trading is not restricted.

cumulative death benefit guarantee premium – a premium which is required to be paid in order to guarantee that the Policy will not lapse for a specific number of years.

division – a part of the Separate Account which invests in shares of a corresponding mutual fund.

effective date – the date on which all requirements, including initial premium, for issuance of a policy have been satisfied.

face amount – life insurance coverage amount. It is referred to as the total face amount.

fixed account – that part of the Policy value that is not in the divisions or the loan account.

general account – assets of the Company other than those allocated to any of our Separate Accounts.

insured – the person named as the “insured” on the most recent application for the Policy. The insured may or may not be the owner.

loan account – that part of the policy value in the Policy that reflects the total loan indebtedness.

loan indebtedness – the amount of any policy loan and unpaid loan interest.

maturity date – the policy anniversary when the insured’s attained age is 100.

monthly date – the day of the month which is the same day as the policy date.

Example:    If the policy date is September 5, 2005, the first monthly date is October 5, 2005.

monthly policy charge – the amount subtracted from the policy value on each monthly date equal to the sum of the cost of insurance and the cost of additional benefits provided by any rider plus the asset based charge in effect on the monthly date.

net amount at risk – the amount upon which cost of insurance charges are based. It is the result of:

•       the death benefit (as described in the Policy) at the beginning of the policy month, divided by 1.0024663; minus

•       the policy value at the beginning of the policy month calculated as if the monthly policy charge was zero.

net policy value – the policy value minus any loan indebtedness.

net premium – the gross premium less the deductions for the premium expense charge. It is the amount of premium allocated to the divisions and/or the fixed account.

net surrender value – surrender value minus any loan indebtedness.

notice – any form of communication received in our service office which provides the information we need which may be in writing sent to us by mail or another manner that we approve in advance.

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owner – the party which owns all the rights and privileges of this Policy.

policy date – the date from which monthly dates, policy years, and policy anniversaries are determined; the policy date may not be in the future and will never be the 29th, 30th, or 31st of any month.

policy face amount – the insurance benefit provided by the Policy without any riders.

policy month – any one-month period beginning on the monthly date.

Example:  The monthly date is May 5, 2005; the first policy month ends on June 4, 2005.

policy value – the sum of the values in the divisions, the fixed account, and the loan account.

policy year – the one-year period beginning on the policy date and ending one day before the policy anniversary and any subsequent one year period beginning on a policy anniversary.

Example:  If the policy date is September 5, 2005, the first policy year ends on September 4, 2006. The first policy anniversary falls on September 5, 2006.

premium expense charge – the charge deducted from premium payments to cover a sales charge and state, local, and federal taxes.

prorated basis – in the proportion that the value of a particular division or the fixed account bears to the total value of all divisions and the fixed account.

service office–  Principal Financial Group Service Center

P.O. Box 10431

Des Moines, Iowa 50306-0431

Phone: 1-800-247-9988

Fax:1-515-235-9720

surrender value – policy value plus any value provided by a rider benefit.

target premium – a premium amount which is used to determine any applicable premium expense charge. Target premiums are provided in Appendix A.

total face amount – policy face amount plus face amount of the supplemental benefit rider, if any.

underlying mutual fund – a registered open-end investment company, or a separate investment account or portfolio thereof, in which a division invests.

unit – the accounting measure used to calculate the value of each division.

valuation period – the period begins at the close of normal trading on the NYSE, generally 4:00 p.m. E.T. on each business day and ends at the close of normal trading of the NYSE on the next business day.

written request – actual delivery to the Company or the service office of a written notice or request, signed and dated, on a form we supply or approve.

you – the owner of the Policy.

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CORPORATE ORGANIZATION AND OPERATION

The Company

The Company is a stock life insurance company with authority to transact life and annuity business in all states of the United States and the District of Columbia. Our home office is located at: Principal Financial Group, 711 High Street, Des Moines, Iowa 50392. We are a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a wholly owned direct subsidiary of Principal Financial Group, Inc., a publicly-traded company.

On June 24, 1879, we were incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. We became a legal reserve life insurance company and changed our name to Bankers Life Company in 1911. In 1986, we changed our name to Principal Mutual Life Insurance Company. In 1998, we became Principal Life Insurance Company, a subsidiary stock life insurance company of Principal Mutual Holding Company, as part of a reorganization into a mutual insurance holding company structure. In 2001, Principal Mutual Holding Company converted to a stock company through a process called demutualization, resulting in our current organizational structure.

The Company believes that, consistent with well established industry and SEC practice, the periodic reporting requirements of the Securities and Exchange Act of 1934 do not apply to it as the depositor of one or more variable insurance product separate accounts.  If such requirements are deemed to apply to it as such a depositor, the Company intends to rely on the exemption from such requirements provided by Rule 12h-7 under that Act.

Principal Life Insurance Company Variable Life Separate Account

The Separate Account was established under Iowa law on November 2, 1987 and was registered as a unit investment trust with the SEC. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account. We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

The Separate Account is not affected by the rate of return of our general account or by the investment performance of any of our other assets. Any income, gain, or loss (whether or not realized) from the assets of the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Obligations arising from the Contract, including the promise to make annuity benefit payments, are general corporate obligations of Principal. Assets of the Separate Account attributed to the reserves and other liabilities under the Contract may not be charged with liabilities arising from any of our other businesses.

The Separate Account is divided into divisions. The assets of each division invest in a corresponding underlying mutual fund. New divisions may be added and made available. Divisions may also be eliminated from the Separate Account following approval from appropriate regulatory authority.

The Company does not guarantee the investment results of the Separate Account.  There is no assurance that the value of your policy will equal the total of your premium payments.

In a low interest rate environment, yields for the Money Market division, after deduction of all applicable Policy and rider charges, may be negative even though the yield for the underlying money market fund, before deducting for such charges, is positive.  If you allocate a portion of your policy value to a Money Market division or participate in a scheduled automatic transfer program where policy value is allocated to a Money Market division, that portion of your policy value allocated to the Money Market division may decrease in value.

The Funds

The underlying mutual funds are registered under the Investment Company Act of 1940 as open-end investment management companies. The underlying mutual funds provide the investment vehicles for the Separate Account. A full description of the underlying mutual funds, the investment objectives, policies and restrictions, charges and expenses and other operational information are contained in the accompanying prospectuses (which should be read carefully before investing) and the Statement of Additional Information (“SAI”). You may request additional copies of these documents without charge from your registered representative or by calling us at 1-800-852-4450.

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We purchase and sell shares of the underlying mutual fund for the Separate Account at their net asset value. Shares represent interests in the underlying mutual fund available for investment by the Separate Account. Each underlying mutual fund corresponds to one of the divisions. The assets of each division are separate from the others. A division’s performance has no effect on the investment performance of any other division.

The underlying mutual funds are NOT available to the general public directly. The underlying mutual funds are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of any underlying mutual fund may differ substantially from the investment performance of a publicly traded mutual fund.

The Table of Separate Account Divisions later in this prospectus contains a brief summary of the investment objectives of, and advisor and sub-advisor, if applicable, for each division.

Deletion or Substitution of Divisions

We reserve the right to make certain changes if, in our judgment, they best serve your interests or are appropriate in carrying out the purpose of the Contract. Any changes are made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases. Examples of the changes we may make include:

•          transfer assets from one division to another division;

•          add, combine or eliminate divisions; or

•          substitute the shares of a division for shares in another division:

•          if shares of a division are no longer available for investment; or

•          if in our judgment, investment in a division becomes inappropriate considering the purposes of the division.

If we eliminate or combine existing divisions or transfer assets from one division to another, you may change allocation percentages and transfer any value in an affected division to another division(s) without charge. You may exercise this transfer privilege until the later of 60 days after a) the effective date of the change, or b) the date you receive notice of the options available. You may only exercise this right if you have an interest in the affected division(s).

Voting Rights

We vote shares of the underlying mutual funds owned by the Separate Account according to the instructions of owners.

We will notify you of shareholder meetings of the mutual funds underlying the divisions in which you hold units. We will send you proxy materials and instructions for you to provide voting instructions to us. We will arrange for the handling and tallying of proxies received from you and other owners. If you give no voting instructions, we will vote those shares in the same proportion as shares for which we received instructions.

We determine the number of fund shares that you may instruct us to vote by allocating one vote for each $100 of accumulated contract value in the division. Fractional votes are allocated for amounts less than $100. We determine the number of underlying fund shares you may instruct us to vote as of the record date established by the mutual fund for its shareholder meeting. In the event that applicable law changes or we are required by regulators to disregard voting instructions, we may decide to vote the shares of the underlying mutual funds in our own right.

Note:    Because there is no required minimum number of votes, a small number of votes can have a disproportionate effect.

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The Fixed Account

The fixed account is a part of our general account. Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the fixed account, and any interest in it, is not subject to the provisions of these acts. As a result the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. However, disclosures relating to it are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. You may obtain more information regarding the fixed account from your sales representative.

Our obligations with respect to the fixed account are supported by our general account. Subject to applicable law, we have sole discretion over the investment of assets in the general account.

We guarantee that the fixed account value accrues interest daily at an effective annual rate of 3% compounded annually. We may, in our sole discretion, credit interest at a higher rate.

Our underwriting guidelines prohibit fixed account values in related policies* to exceed $20 million without our prior approval. In addition, without our prior approval, in each calendar year no more than $5 million of net premium payment allocations and/or transfers to the fixed account may be made by related policies. In the absence of your instructions, we will refund the premium payment and/or reject the transfer instructions which would otherwise cause these limited to be exceeded.

*     Related policies are those owned and/or sponsored by a single entity (for example, the employer of the insureds). We determine what policies are related.

*     We reserve the right to limit premium payments and/or transfers allocated to the fixed account.

CHARGES AND DEDUCTIONS

We make certain charges and deductions to support operation of the Policy and the Separate Account. Some charges are deducted from premium payments when they are received. Other charges are deducted on a monthly basis while others are deducted at the time a Policy is surrendered or terminated.

Premium Expense Charge (Sales Charge and Taxes)

When we receive your premium payment, we deduct a premium expense charge.

For Policies with a policy date prior to April 1, 2007:

Current Premium Expense Charge (as a % of Premium Paid)*
Years since issue or adjustment	Sales Charge**	State and Local Taxes	Federal Taxes	Total
through 1	4.50%	2.00%	1.25%	7.75%
2 through 5	7.00	2.00	1.25	10.25
6 through 10	3.00	2.00	1.25	6.25
more than 10	none***	2.00	1.25	3.25

For Policies with a policy date April 1, 2007 and later****:

Current Premium Expense Charge (as a % of Premium Paid)*
Years since issue or adjustment	Sales Charge**	State and Local Taxes	Federal Taxes	Total
through 1	3.75%	2.00%	1.25%	7.00%
2 through 5	7.00	2.00	1.25	10.25
6 through 10	3.00	2.00	1.25	6.25
more than 10	none***	2.00	1.25	3.25

*       Deducted from premiums paid in each period. The premium expense charge also applies to premiums attributable to a face amount increase.

**     Assessed against premiums up to target premium. No sales charge on premiums in excess of target premium.

***    Currently there is no charge. We reserve the right to impose a sales charge of up to a guaranteed maximum charge of 3.0% of premiums paid which are less than or equal to target premiums.

****   In states where approved, otherwise we apply the charge(s) in effect for Policies with a policy date prior to April 1, 2007.

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Maximum Premium Expense Charge

•          The maximum premium expense charge on premiums paid (up to target premium) is:

•          in the first policy year: 7.95% of premium (4.50% sales charge; 3.45% federal, state, and local taxes)

•          in policy years 2 through 5: 10.45% of premium (7.00% sales charge; 3.45% federal, state, and local taxes)

•          in policy years 6 through 10: 6.45% of premium (3.00% sales charge; 3.45% federal, state, and local taxes)

•          after policy year 10: 3.45% of premium (3.45% federal, state, and local taxes)

•          The maximum premium expense charge on premiums paid over target premium (in all policy years) is 3.45% of premium (3.45% federal, state, and local taxes)

The actual taxes we pay vary from state to state. The expense charge is based upon the average tax rate we expect to pay nationwide, the premiums we receive from all states and other expense assumptions. The rate for a particular Policy does not necessarily reflect the actual tax costs applicable to that Policy. The sales load is intended to pay us for distribution expenses, including commissions paid to sales representatives, printing of prospectuses and sales literature, and advertising.

Target Premium

The target premium is based on the gender, if applicable, age and risk classification of the insured (see APPENDIX A-TARGET PREMIUM). The target premium is a calculated premium amount used to determine the premium expense charge. The target premium is not required to be paid.

Transaction Fee for Partial Surrender

A transaction fee of the lesser of $25 or 2% of the amount surrendered is charged on each partial surrender after the second partial surrender in a policy year.

Transfer Fee for Unscheduled Transfer

We reserve the right to impose a transfer fee of up to $25 on each unscheduled transfer after the first unscheduled transfer in a policy month.

Monthly Policy Charge

The monthly policy charge is made up of:

•          a charge for the cost of insurance;

•          an asset based charge; and

•          any charge for an optional insurance benefit added by rider(s).

On the policy date and each monthly date thereafter, we deduct the charge from your policy value. The deduction is made using your current monthly policy charge allocation percentages. Your allocation percentages may be:

•          the same as allocation percentages for premium payments;

•          determined on a prorated basis; or

•          determined by any other allocation method upon which we agree.

If you do not designate monthly policy charge allocation percentages, they will be the same as the allocation percentages for premium payments. The total of the allocation percentages must equal 100. Allocation percentages may be changed without charge. A request for an allocation change is effective on the next monthly date. If we cannot follow your instructions because of insufficient value in any division and/or the fixed account, the monthly policy charge is deducted on a prorated basis.

Cost of Insurance Charge

This charge compensates us for providing insurance protection under the Policy.

The monthly cost of insurance charge is (a) multiplied by (b) where:

(a)  is the cost of insurance rate (described below) divided by 1,000; and

(b)  is the net amount at risk.

The net amount at risk is the difference between the death benefit and the policy value. The lower the policy value, the higher the net amount at risk thus higher cost of insurance charges. The net amount at risk is affected by investment performance, policy loans, payment of premiums and charges under the Policy, death benefit option chosen, partial surrenders, and adjustments to the face amount.

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Different cost of insurance rates will apply to policy face amount increases. The cost of insurance for the increase is based on the insured’s gender*, issue age, duration since issue, smoking status, and risk classification at the time of the increase. The guaranteed maximum cost of insurance rate for the increase is based on the insured’s gender*, attained age, and risk classification at the time of the increase.

*     The cost of insurance rate for Policies issued in states which require unisex pricing or in connection with employment related insurance and benefit plans is not based on the gender of the insured.

Groups and persons buying Policies under a sponsored arrangement may apply for flexible underwriting. If flexible underwriting is granted, the cost of insurance charge may increase because of higher anticipated mortality experience. Flexible underwriting programs currently available include: batch underwriting, simplified issue underwriting, and guaranteed issue underwriting.

Special underwriting programs are offered that provide simplified underwriting. The cost of insurance rates for healthy individuals are greater under simplified underwriting than on Policies subjected to full underwriting.

Supplemental Benefit Rider Cost for Supplemental Insurance

Different cost of insurance rates may apply for the Supplemental Benefit Rider. See GENERAL DESCRIPTION OF THE POLICY - Optional Insurance Benefits.

Asset Based Charge

The asset based charge compensates us for distribution and administrative expenses.

•          For Policies with a policy date prior to April 1, 2007, each month, we deduct an asset based charge at an annual rate of 0.30% of the division values.

•          For Policies with a policy date April 1, 2007* and later, each month, we deduct an asset based charge at an annual rate of 0.20% of the division values.

We reserve the right to increase the annual rate but guarantee that the maximum annual rate will not exceed 0.60% of the division values. If we increase the annual rate, the increase will only apply to policies issued on or after the date of the increase.

*     In states where approved, otherwise we apply the charge(s) in effect for Policies with a policy date prior to April 1, 2007.

Net Policy Loan Charge

See LOANS for more detail.

Underlying Mutual Fund Charges

The assets of each division are used to purchase shares in a corresponding mutual fund at net asset value. The net asset value of the mutual fund reflects management fees and operating expenses already deducted from the assets of the mutual fund. Current management fees and operating expenses for a mutual fund are shown in the prospectus for the underlying mutual fund.

GENERAL DESCRIPTION OF THE POLICY

The Contract

The entire contract is made up of applications, amendments, riders and endorsements attached to the Policy, current data pages, copies of any supplemental applications, amendments, endorsements and revised data pages which are mailed to you. No statement, unless made in an application, is used to void a Policy (or void an adjustment in the case of an adjustment application). Only our corporate officers can agree to change or waive any provisions of a Policy. Any change or waiver must be in writing and signed by an officer of the Company.

The Policy is an individual flexible premium variable universal life insurance policy. This prospectus describes the Policy. Your Policy’s provisions may differ from the description in this prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. Any significant variations from the information appearing in this prospectus which are required due to individual state requirements are contained in your Policy, or in riders or endorsements attached to your Policy. You should refer to your Policy for these state specific features.

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Rights Under the Policy

Ownership

Unless changed, the owner is as named in the application. The owner may exercise every right and privilege of the Policy, subject to the rights of any irrevocable beneficiary(ies) and any assignee(s).

All rights and privileges of ownership of a Policy end if death proceeds are paid, upon the maturity date, if the Policy is surrendered or if the grace period ends without our receiving the payment required to keep the Policy in force.

If an owner dies before the Policy terminates, the surviving owner(s), if any, succeeds to that person’s ownership interest, unless otherwise specified. If all owners die before the Policy terminates, ownership of the Policy passes to the estate of the last surviving owner. If the owner is not a natural person and is no longer in existence, the insured becomes the owner unless otherwise required by law. With our consent, you may specify a different arrangement for contingent ownership.

You may change your ownership designation at any time. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.

Beneficiary

If the insured dies before the maturity date, we pay death proceeds to your named beneficiary(ies). You have the right to name a beneficiary(ies) and contingent beneficiary(ies). This may be done as part of the application process or by sending us a written request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us a written request. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.

If no beneficiary(ies) survives the insured, the death proceeds are paid to the owner(s) or the estate of the owner(s) in equal percentages unless otherwise specified.

Assignment

You may assign your Policy. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment.

An assignment must be made in writing and filed with us at our service office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the beneficiary(ies), are subject to any assignment on file with us.

Policy Limitations

Division Transfers

After the initial allocation of premiums, you may transfer amounts between the divisions and/or to the fixed account. You must specify the dollar amount or percentage to transfer from each division. The transfer is made, and the values determined as of the end of the valuation period in which we receive your request. In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple Policies for which he or she is not the owner.

You may request an unscheduled transfer or set up scheduled transfers by:

•          sending a written request to us;

•          calling us at 1-800-247-9988 (if telephone privileges apply);

•          faxing us at 1-515-235-9720;

•          visiting www.principal.com (if internet privileges apply).

Unscheduled Transfers. You may make unscheduled transfers from a division to another division and/or the fixed account. We reserve the right to impose a transfer fee of up to $25 on each unscheduled transfer after the first unscheduled transfer in a policy month.

Scheduled Transfers. You may elect to have automatic transfers made out of one division into one or more of the other divisions. You may not make automatic transfers from the divisions to the fixed account. You choose the investment options, the dollar amount and timing of the transfers. There is no transfer fee on scheduled transfers. There is no charge for participation in the scheduled transfer program.

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Automatic transfers are designed to reduce the risks that result from market fluctuations. They do this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends and is not guaranteed.

Example:

Month	Amount Invested	Share Price	Shares Purchased
January	$100	$ 25.00	4
February	$100	$ 20.00	5
March	$100	$ 20.00	5
April	$100	$ 10.00	10
May	$100	$ 15.00	6
June	$100	$ 20.00	5
Total	$600	$110.00	35

In the example above, the average share price is $18.33 (total of share prices ($110.00) divided by number of purchases (6)) and the average share cost is $17.14 (amount invested ($600.00) divided by number of shares purchased (35)).

Automatic transfers are made on a periodic basis.

•          The amount of the transfer is:

•          the dollar amount selected; or

•          a percentage of the division value as of the date specified (other than the 29th, 30th, or 31st).

•          You select the transfer date (other than the 29th, 30th, or 31st) and the transfer frequency (annually, semi-annually, quarterly, or monthly). If the selected date is not a business day, the transfer is completed on the next business day.

•          Transfers continue until your interest in the division has a zero balance or we receive notice to stop them.

•          We reserve the right to limit the number of divisions from which simultaneous transfers are made. In no event will it ever be less than two.

•          Automatic transfers are not available for any value in the fixed account.

Automatic Portfolio Rebalancing (APR)

APR allows you to maintain a specific percentage of your net policy value in the divisions over time.

Example:    You may choose to rebalance so that 50% of your policy values are in the Money Market division and 50% in the SmallCap Value I division. At the end of the specified period, market changes may have caused 60% of your value to be in the Money Market division and 40% in the SmallCap Value I division. By rebalancing, units from the Money Market division are sold and the proceeds are used to purchase units in the SmallCap Value I division so that 50% of the policy values are once again invested in each division.

You may elect APR at the time of application or after the Policy has been issued. There is no charge for participation in the APR program. The APR transfers:

•          do not begin until the expiration of the examination offer period;

•          are done without charge;

•          may be done on the specified frequency (monthly, quarterly, semiannual, or annual) policy year basis;

•          may be done by:

•          calling us (if telephone privileges apply (1-800-247-9988));

•          mailing your written request to our service office;

•          faxing your request to us (1-515-235-9720); or

•          visiting www.principal.com (if internet privileges apply).

•          are made at the end of the next valuation period after we receive your instruction;

•          are not available if you have scheduled transfers from the same divisions; and

•          are not available for any value in the fixed account.

Automatic portfolio rebalancing is also the term used in connection with certain non-qualified deferred compensation plans. In these instances, the plan has a service agreement directing the service provider to give effect to the plan’s allocation instructions.

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Fixed Account Transfers

Transfers from the fixed account to your division(s) are subject to certain limitations. You may transfer amounts by making either a scheduled or unscheduled fixed account transfer. You may not make both a scheduled and an unscheduled transfer from the fixed account in the same calendar year. In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple Policies for which he or she is not the owner.

Unscheduled Transfers. You may make one unscheduled transfer from the fixed account to division(s) during the first 30-day period of each calendar quarter.

•          In each calendar year, the transfers may not exceed:

•          your fixed account value as of December 31 of the prior year (if $5,000 or less);

•          $5,000 (if your fixed account value as of December 31 of the prior year is greater than $5,000 but not more than $20,000); or

•          25% of your fixed account value as of December 31 of the prior year (if the fixed account value is greater than $20,000).

•          We must receive your notice during the 30-day period.

•          You must specify the dollar amount or percentage to be transferred.

Scheduled Transfer Programs. You may make scheduled transfers from the fixed account to your division(s) without an additional charge as follows:

•          The value of your fixed account must be $20,000 or more when your scheduled transfers begin.

•          You must elect participation in the program by furnishing us with notice. The election may be made at any time following the end of the examination period. Once made, this election is irrevocable.

•          Transfers to the divisions will be made in the proportions used for allocation of premium payments.

•          If your premium payments included an allocation to the fixed account, your notice must include new premium payment allocations to the division(s) only.

•          During the transfer period, you may not:

•          make unscheduled transfers out of the fixed account; or

•          make transfers and premium payments to the fixed account.

The transfers will be effective as of the valuation period during which we receive your notice and will be made according to the following schedule:

•          The first transfer will be 25% of the fixed account value;

•          12 months from the first transfer (or next business day if the transfer day is not a business day), 33% of the fixed account value;

•          24 months from the first transfer (or next business day if the transfer day is not a business day), 50% of the fixed account value; and

•          36 months from the first transfer (or next business day if the transfer day is not a business day), the balance of the fixed account value.

If on any transfer date, the fixed account value prior to the transfer is $5,000 or less, the entire fixed account value will be transferred.

Example:    The example does not reflect payment of interest on the value in the fixed account. It also assumes that monthly policy charges are not taken from the fixed account and that you make no partial surrenders or policy loans from the fixed account.

                  The policy is dated July 1, 2004. On February 7, 2005, the balance in the fixed account is $100,000 and scheduled transfers are elected. The transfers will occur as follows:

Date	Balance	Percent to be Transferred	Amount to be Transferred
February 7, 2005	$100,000	25%	$25,000
February 7, 2006	$75,000	33%	$24,750
February 7, 2007	$50,250	50%	$25,125
February 7, 2008	$25,125	100%	$25,125

The first day that you may make transfers or premium payments to the fixed account is February 8, 2008. After January 1, 2009, you may make an unscheduled transfer from the fixed account as set forth above.

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Optional Insurance Benefits

Subject to certain conditions, you may add one or more optional insurance benefits to your Policy. Detailed information concerning optional insurance benefits may be obtained from an authorized agent or our service office. Not all optional insurance benefits are available in all states. Some provisions may vary from state to state. The cost, if any, of an optional insurance benefit is deducted from your policy value.

Change of Insured Rider

This rider is available on business cases only and allows the business to change the insured when an employee leaves employment or ownership of the business changes. The rider may be added at any time prior to the proposed insured’s issue age 69. Until the effective date of the change of insured application, coverage remains in effect on the life of the prior insured. We must receive satisfactory evidence of insurability (according to our underwriting guidelines then in effect) for the newly named insured. Future cost of insurance rates are based on the gender, issue age, smoking status, and risk classification of the newly named insured. The death proceeds are paid when the newly named insured dies. There is no charge for this rider.

Death Benefit Guarantee Rider

This rider extends the no-lapse guarantee provision if premiums paid equal or exceed the death benefit guarantee premium requirement. This rider is automatically made a part of the Policy if the premium (planned or paid) is equal to or greater than the annual death benefit guarantee premium requirement. The level of premium (planned or paid) determines whether the no-lapse guarantee is extended to the insured’s attained age 85. The death benefit guarantee premium requirement is described in the section “Premiums.” There is no charge for this rider.

The use of this rider prohibits the use of the Supplemental Benefit Rider.

Enhanced Cash Surrender Value Rider

This rider is automatically added to all Policies at issue. If you surrender this policy in full, we will pay an amount in addition to the net policy value as set out below. The additional amount reflects a partial refund of past policy charges. The additional amount is only available upon a full cash surrender of the policy that is not associated with a replacement or an exchange under Section 1035 of the Internal Revenue Code. This rider has no value unless or until you surrender the Policy in full. There is no charge for this rider.

Policies with a policy date prior to August 9, 2003
Policy Year of Surrender	Additional Amount
1	5.00% of premium received since issue
2	4.30% of premium received since issue
3	3.20% of premium received since issue
4	2.00% of premium received since issue
5	0.80% of premium received since issue
6 +	0.00% of premium received since issue

Policies with a policy date of August 9, 2003 through March 31, 2007
Policy Year of Surrender	Additional Amount
1	6.5% of premium received since issue
2	8.0% of premium received since issue
3	7.6% of premium received since issue
4	6.8% of premium received since issue
5	5.8% of premium received since issue
6	3.9% of premium received since issue
7	2.0% of premium received since issue
8	0.8% of premium received since issue
9	0.8% of premium received since issue
10	0.8% of premium received since issue
11+	0.0% of premium received since issue

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Policies with a policy date of April 1, 2007 and later*
Policy Year of Surrender	Additional Amount
1	6.50% of premium received since issue
2	8.15% of premium received since issue
3	8.20% of premium received since issue
4	7.80% of premium received since issue
5	7.20% of premium received since issue
6	5.80% of premium received since issue
7	4.50% of premium received since issue
8	3.20% of premium received since issue
9	1.90% of premium received since issue
10	0.80% of premium received since issue
11+	0.00% of premium received since issue

*    In states where approved, otherwise we apply the rate(s) in effect for Policies with a policy date prior to April 1, 2007.

Extended Coverage Rider

This rider extends the Policy beyond the maturity date as long as the Policy is still in force and the insured is living on the maturity date. The Policy will then terminate upon the insured’s death. No monthly policy charges are deducted after the maturity date. No additional premium payments are allowed, adjustment options are not available and the death benefit option is changed to Death Benefit Option 1. All investment account values will be transferred to the Money Market division and no further transfers are allowed. This rider is added automatically to all Policies at issue.

You may choose not to extend the maturity date and instead receive the maturity proceeds by requesting the rider not be attached to your Policy. There is no charge for this rider.

Supplemental Benefit Rider

This rider provides additional insurance (face amount) at a reduced cost. Cost of insurance rates are based on the insured’s gender, issue age, duration since issue, smoking status, and risk classification. The use of this rider disqualifies the use of the Death Benefit Guarantee Rider. Our approval, under our then current underwriting guidelines, is required to add this rider. There is a charge for this rider.

Reservation of Rights

We reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes. However, we cannot make any guarantee regarding the future tax treatment of any Policy.

We also reserve the right to amend or terminate the special plans described in this prospectus, for example preauthorized premium payments. You would be notified of any such action to the extent required by law.

Right to Exchange Policy

The Policy may be exchanged for a new fixed life insurance policy on the life of the insured which is made available by the Company for this purpose. The new policy will not be a term insurance policy or a variable life insurance policy. Evidence of insurability will not be required.

The exchange must be made during the first 24 months from the policy date while the Policy is in force and not in a grace period. The exchange is effective upon our receipt of written notice. This Policy then terminates. The new policy has the same policy date as this Policy. The policy value immediately after the exchange will be the same as immediately before the exchange. From the exchange date forward, the policy value will no longer be affected by the investment performance of the divisions. Benefit riders included as a part of the Policy may be exchanged, without evidence of insurability, for similar benefit riders on the new policy.

The new policy has the same death benefit as this Policy unless required to be higher in order to qualify as “life insurance” as defined in Section 7702 of the Internal Revenue Code, as amended. The new policy is based on the same issue age, gender (if applicable), and risk classification as this Policy.

No additional charge is made for this exchange privilege. Any outstanding loan indebtedness must be repaid or transferred to the new policy.

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Suicide

Death proceeds are not paid if the insured dies by suicide, while sane or insane, within two years of the policy date (or two years from the date of total face amount increase with respect to such increase). In the event of the suicide of the insured within two years of the policy date, our only liability is a refund of premiums paid, without interest, minus any loan indebtedness and partial surrenders. In the event of suicide within two years of a total face amount increase, our only liability with respect to that increase is a refund of the cost of insurance for the increase. This amount will be paid to the beneficiary(ies).

Delay of Payments or Transfers

Payment due to exercise of your rights under the examination offer provision, surrenders, policy loans, death or maturity proceeds, and transfers to or from a division are generally made within five days after we receive your instructions in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon return of the Policy, full or partial surrender, policy loan, death, maturity or the transfer to or from a division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940.

The right to sell shares may be suspended during any period when:

•          trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays, or

•          an emergency exists, as determined by the SEC, as a result of which:

•          disposal by a fund of securities owned by it is not reasonably practicable;

•          it is not reasonably practicable for a fund to fairly determine the value of its net assets; or

•          the SEC permits suspension for the protection of security holders.

If a payment or transfer is delayed and you do not cancel your instructions in writing, the transaction will be priced on the first business day following the expiration of the permitted delay. The transaction is made within five days thereafter.

In addition, we reserve the right to defer payment of that portion of your policy value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 business days) to allow the check to clear the banking system.

We may defer payment from the fixed account for a period of up to six months.

PREMIUMS

Payment of Premiums

You may make unscheduled premium payments and/or planned periodic premiums.  Planned periodic premiums are premiums in the amount and on the frequency you plan to pay.  We will send premium reminder notices if you establish an annual, semiannual, or quarterly planned payment schedule.  You may set up monthly preauthorized withdrawals to allow us to automatically deduct premium payments from your checking or other financial institution account.

The amount and frequency of your premium payments affects the policy value, the net policy value, and how long the Policy remains in force.

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Premium payments may be delivered to us as follows:

•                     If you have established an annual, semiannual, or quarterly planned payment schedule, by sending payment in the reply envelope enclosed in the premium reminder notice;

  By mailing your payment according to the instructions below; or
  By wire transfer according to the instructions below.

Premium Payment Mailing Instructions

Premium payments sent to our home office must be addressed as follows:

            Principal Life Insurance Company

            P.O. Box 10431

            Des Moines, Iowa 50306-0431

Premium Payment Wiring Instructions

Premium payments sent to us by wire transfer must be directed as follows:

Direct to: Wire Routing Transit Number 121000248

Bank name: Wells Fargo Bank, N.A.

City, State: San Francisco, CA

Beneficiary Account Number (BNF): 8785453690

Beneficiary Account Name: Principal Life Insurance Company Individual BMA EFT

OBI Information: (instructions - see below)

OBI Information is extremely important in identifying how to apply these funds. Please include the following:

•          As much description as possible in the 68 characters allowed.

•          Contract number(s), business group or Insured’s name, special instructions - such as “init prem”, “loan repay”, etc.

•          Direct it to: ATTN: Individual Billing and Collection

Payments are to be made via personal or financial institution check (for example, a bank or cashier’s check).  We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk.  Examples of the types of payments we will not accept are cash, money orders, travelers checks, credit card checks, and foreign checks.

Premium Limitations

In no event may the total of all premiums paid, both scheduled and unscheduled, be more than the maximum premium payments allowed for life insurance under the Internal Revenue Code. If you make a premium payment that would result in total premiums exceeding the maximum limitation, we only accept that portion of the payment that makes total premiums equal the maximum. Unless otherwise directed, any excess will be returned and no further premiums are accepted until allowed by the current maximum premium limitations.

If any premium payment increases the Policy’s death benefit by more than it increases the policy value, we reserve the right to refund all or part of the premium payment.  If all or part of the premium payment is not refunded, we may require satisfactory evidence of insurability.

Allocation of Premiums

We allocate initial net premiums on the later of the policy date or the effective date. Allocations are made to the divisions according to your instructions. The total of all allocation percentages must equal 100. Net premiums are allocated as of the valuation period in which they are received.

The percentage allocation for future premium payments may be changed, without charge, at any time by:

•          sending a written request to our service office;

•          calling the service office at 1-800-247-9988 (if telephone privileges apply); or

•          faxing the notice to us (1-515-235-9720).

The allocation changes are effective at the end of the valuation period in which the new instructions are received.

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Premium Refund States

If the policy is issued in a state requiring full refund of premium, the initial net premium, including any premium received during the examination period, is allocated to the Money Market division on the later of the policy date or the effective date. After the examination period, the premium held in the Money Market division will be reallocated to the divisions according to your instructions. If the day following the end of the examination period is not a business day, the transfer will occur on the next business day

Example:    If the examination period is 10 days, you sign a policy delivery receipt and the later of the policy date or the effective date is February 1st, your examination period would end on February 11th. The premiums held in the Money Market divisions are reallocated at the end of the next business day.

If the purchase of this policy falls within the definition of a replacement under state law, we reserve the right to retain the initial net premiums in the Money Market division to correspond to the examination period of a particular state’s replacement requirements.

Market Value States

If the policy is issued in a state allowing refund of net policy value, the initial net premium is allocated to the divisions according to your instructions on the later of the policy date or the effective date. In these states, we will refund the net policy value, which may be more or less than your premium, if the policy is returned during the examination period.

Example:    If the policy date and later of the policy date or the effective date are February 2nd, the premiums are allocated to the divisions that you selected on February 2nd.

Division Valuation

There is no guaranteed minimum division value. Its value reflects the investment experience of the division. It is possible that the investment performance could cause a loss of the entire amount allocated to the division. Without additional premium payments or a Death Benefit Guarantee rider, it is possible that no death benefit would be paid upon the insured’s death.

At the end of any valuation period, your value in a division is:

•          the number of units you have in the division

•          multiplied by the value of a unit in the division.

The number of units is the total of units purchased by allocations to the division from:

•          your initial premium payment (less premium expense charges);

•          plus subsequent premium payments (less premium expense charges);

•          plus transfers from another division or the fixed account minus units sold:

•          for partial surrenders from the division;

•          as part of a transfer to another division, the fixed account or the loan account; and

•          to pay monthly policy charges and any transaction fees.

We calculate unit values on days that the NYSE is open for trading and trading is not restricted. We do not calculate unit values on these recognized holidays: New Year’s Day; Labor Day; Martin Luther King, Jr. Day; Thanksgiving; President’s Day; Christmas; Good Friday; Memorial Day and Independence Day. In addition, we do not calculate unit values if an emergency exists making disposal or valuation of securities held in the underlying mutual funds impracticable or if the SEC, by order, permits a suspension or postponement for the protection of security holders. To calculate the unit value of a division, the unit value from the previous business day is multiplied by the division’s net investment factor for the current valuation period. The number of units does not change due to a change in unit value.

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The net investment factor measures the performance of each division. The net investment factor for a valuation period is calculated as follows:

[{the share price (net asset value) of the underlying mutual fund at the end of the valuation period before that day’s transactions

plus

the per share amount of the dividend (or other distribution) made by the mutual fund during the valuation period}

divided by

the share price of the underlying mutual fund at the end of the previous valuation period after that day’s transactions].

When an investment owned by an underlying mutual fund pays a dividend, the dividend increases the net asset value of a share of the underlying mutual fund as of the date the dividend is recorded. As the net asset value of a share of an underlying mutual fund increases, the unit value of the corresponding division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you own in the division.

Fixed Account Valuation

The value of your fixed account on any business day is:

•          net premiums allocated to the fixed account

•          plus transfers from the division(s) and the loan account (as a result of a loan repayment)

•          plus interest credited to the fixed account

•          minus surrenders, transaction fees, and monthly policy charges

•          minus transfers to the loan account

•          minus transfers to the division(s)

DEATH BENEFITS AND POLICY VALUES

Death Proceeds

If coverage is in effect and the insured dies before the maturity date, we pay death proceeds. We must receive:

•          proof of the death of the insured;

•          Beneficiary’s Statement (Claim Form)*; and

•          Trust Agreement (if the beneficiary is a trust).

*     If the beneficiary is a corporation, the Claim Form must be signed by a corporate officer and submitted with a copy of the Articles of Incorporation or By-Laws indicating the authority of the office and a current Board resolution providing the name of the officer authorized to execute the Claim Form. The corporation must also submit a Certificate of Good Standing or Certificate of Existence provided by the state of incorporation.

Payment is made to any assignee. The remainder is paid to your named beneficiary(ies) under your designated benefit payment option (see GENERAL DESCRIPTION OF THE POLICY - Rights Under the Policy).

The payments are made in cash lump sum or under a benefit payment option. Death proceeds are calculated as of the date of the insured’s death and include:

•          the death benefit described below;

•          minus loan indebtedness;

•          minus any overdue monthly policy charges if the insured died during a grace period;

•          plus interest on the death proceeds as required by state law.

Benefit Instructions

While the insured is alive, you may give us instructions for payment of death proceeds under one of the fixed benefit payment options of the Policy. If at the insured’s death, you have not provided benefit payment option instructions, the beneficiary(ies) select the benefit payment option to be used. If no benefit payment option is selected, the death proceeds are paid in a cash lump sum. These choices are also available if the Policy matures or is surrendered. The instructions or changes to the instructions must be in writing. If you change the beneficiary(ies), prior benefit payment option instructions are revoked. Not all benefit payment options are available if the beneficiary is not a natural person.

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The fixed benefit payment options include:

•          Custom Benefit Arrangement

A customized benefit payment option may be arranged with our approval.

•          Life Income

We pay income during a person’s lifetime. Without a guaranteed period, it is possible that only one payment is made under this option if the beneficiary dies before the second payment is due. A minimum guaranteed period of from 5 to 30 years may be used (if the beneficiary dies before all of the guaranteed payments have been made, the guaranteed remaining payments are made to the beneficiary named in the benefit payment option instructions).

•          Joint and Survivor Life Income

We pay income during the lifetime of two people and continue until the death of the survivor. Without a guaranteed period, it is possible that only one payment is made under this option if both of the beneficiaries die before the second payment is due. A minimum guaranteed period of from 5 to 30 years may be used (if both of the beneficiaries die before all of the guaranteed payments have been made, the guaranteed remaining payments are made to the beneficiary named in the benefit payment option instructions).

If no beneficiary(ies) survive the insured, the death proceeds will be paid to the owner or the owner’s estate unless otherwise specified.

Death Benefit Option

The death benefit option is selected at the time of application. If a death benefit option is not chosen, the Policy will be issued with Death Benefit Option 1.

The three death benefit options available are:

•          Death Benefit Option 1 - the death benefit equals the greater of:

•          the total face amount; or

•          the amount found by multiplying the surrender value by the applicable percentage*.

•          Death Benefit Option 2 - the death benefit equals the greater of:

•          the total face amount plus the policy value; or

•          the amount found by multiplying the surrender value by the applicable percentage*.

•          Death Benefit Option 3 - the death benefit equals the greater of:

•          the total face amount plus the greater of a) premiums paid less partial surrenders or b) zero; or

•          the amount found by multiplying the surrender value by the applicable percentage*.

*     The applicable percentage tables are in Appendix C and are based on our interpretation of Section 7702 of the Internal Revenue Code as set forth below. The table which applies to your Policy is determined by your choice of either the guideline premium/cash value corridor test or the cash value accumulation test.

Example:    The following assumptions are made to demonstrate the use of the Tables found in Appendix C.

Death Benefit Option: 1

Face Amount: $1,000,000

Surrender Value: $900,000

Definition of Life Insurance Test: Guideline Premium/Cash Value Corridor Test

Attained Age: 45

Risk Class: Preferred Non-Smoker

Applicable Percentage: 215%

Death Benefit: $900,000 x 215 = $1,935,000

If the Definition of Life Insurance Test was the Cash Value Accumulation Test, the applicable percentage would be 287.78% (assuming the insured is a male) and the death benefit would be $2,590,020.

Change in Death Benefit Option (for Policies using the guideline premium/cash value corridor test)

The death benefit option may be changed prior to the insured’s attained age 75. You may change the death benefit option on or after the first policy anniversary. Up to two changes are allowed per policy year. Your request must be made in writing and approved by us. The effective date of the change will be the monthly date that coincides with, or next follows, our approval. If the death benefit option change involves a face decrease, you may elect to keep the current face amount, subject to underwriting review and approval.

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The option may not be changed from Death Benefit Option 1 to Death Benefit Option 3 or from Death Benefit Option 2 to Death Benefit Option 3. We will increase or decrease the total face amount so that the death benefit immediately after the change equals the death benefit before the change.

Changing from Death Benefit Option 1 to Death Benefit Option 2

We will decrease the total face amount. The amount of the decrease is equal to the policy value on the effective date of the change. If there have been increases in the total face amount, the decrease of total face amount will be made on a last in, first out basis. Because the death benefit can continue to increase under Death Benefit Option 2, we may require proof of insurability. Cost of insurance charges will likely increase. This example assumes that the policy face amount equals the total face amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,000,000	$ 50,000
after the change	after the change	after the change
$950,000	$1,000,000	$ 50,000
($1,000,000 - $50,000)	($950,000 + $50,000)

Changing from Death Benefit Option 2 to Death Benefit Option 1

We will increase the total face amount. The amount of the increase is equal to the policy value on the effective date of the change. The total face amount increase will be in the same proportion as the policy face amount to the total face amount. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease. This example assumes that the policy face amount equals the total face amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,050,000	$50,000
	($1,000,000 + $50,000)
after the change	after the change	after the change
$1,050,000	$1,050,000	$50,000
($1,000,000 + $50,000)

Changing from Death Benefit Option 3 to Death Benefit Option 1

We will increase the total face amount if the total premiums paid are greater than total partial surrenders (including any transaction fees) as of the effective date of the change. The increase will be in the same proportion as the policy face amount is to the total face amount. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease. This example assumes total premiums paid are $30,000, total partial surrenders are $10,000 and the policy face amount equals the total face amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000	$50,000
	($1,000,000 + ($30,000 - $10,000))
after the change	after the change	after the change
$1,020,000	$1,020,000	$50,000
($1,000,000 + ($30,000-$10,000))

Changing from Death Benefit Option 3 to Death Benefit Option 2

We will either increase or decrease the total face amount by subtracting the policy value from the greater of a) premiums paid less partial surrenders and b) zero. Because the death benefit can continue to increase under Death Benefit Option 2, we may require proof of insurability. Cost of insurance charges will likely increase. This example assumes that total premiums paid are $30,000, total partial surrenders are $10,000 and the policy face amount equals the total face amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000	$50,000
	($1,000,000+($30,000-$10,000))
after the change	after the change	after the change
$970,000	$1,020,000	$50,000
($1,000,000 + ($30,000 - $10,000) - $50,000)	($970,000 + $50,000)

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IRS Definition of Life Insurance

The Policy should qualify as a life insurance contract as long as it satisfies either the guideline premium/cash value corridor test or the cash value accumulation test as defined under Section 7702 of the Internal Revenue Code. One of these tests is chosen on the application. If a test is not chosen, the Policy will comply with the guideline premium/cash value corridor test. Once a test is chosen, it cannot be changed on the Policy.

The guideline premium/cash value corridor test places limitations on the amount of premium payments that may be made and on policy values that can accumulate relative to the death benefit. Guideline premium limits are determined when the Policy is issued and can vary by the death benefit option chosen. Guideline premium limits will likely change due to any adjustment to the Policy.

If at any time a premium is paid which would result in total premiums exceeding the current guideline premium limits, we accept only that portion of the premium which would make the total premiums equal the guideline premium limits.

The cash value accumulation test does not place limitations on the amount of premium payments but limits the amount of policy values that can accumulate relative to the death benefit.

To satisfy either test, the ratio of the death benefit to the policy value must be at least as great as the applicable percentage shown in Appendix C. As the policy value increases, the minimum death benefit may be required to increase. Because the cost of insurance you pay is based in part on the amount of the death benefit, an increase in the death benefit increases the cost of insurance.

As compared to the cash value accumulation test, the guideline premium/cash value corridor test generally has:

•          smaller applicable percentages

•          lower minimum death benefit

•          lower cost of insurance charges

•          better policy value growth.

The smaller applicable percentages lead to a lower minimum death benefit and thus lower cost of insurance charges. Lower charges result in better policy value growth.

This may not be the result in all cases. The specifics of each Policy determine which test is more suitable. Illustrations using each of the tests will help you determine which test meets your objectives. An illustration may be obtained from your registered representative or by calling 1-800-247-9988.

The table below demonstrates the minimum death benefit based on the test chosen. Policy value assumptions may not be realistic.

The example below is based on the following:

•          The insured is a male with an attained age of 45 at the time the Policy was issued. He dies at the beginning of the sixth policy year (attained age 50)

•          Face amount is $100,000

•          Death Benefit Option 1

•          Surrender value at the date of death is $25,000

•          The minimum death benefit under the guideline premium/cash value corridor test is $46,250 (assuming an applicable percentage of 185% x surrender value)

•          The minimum death benefit under the cash value accumulation test is $61,820 (assuming an applicable percentage of 247.28%)

The death benefit payable is the larger of these two amounts
	Face Amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$ 100,000	$ 46,250	$ 74,753.98
Cash Value Accumulation Test	$ 100,000	$ 61,820	$ 74,753.98

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Here’s the same example, but with a surrender value of $75,000. Because the surrender value has increased, the minimum death benefit is now:

•          $138,750 for the guideline premium/cash value corridor test

•          $185,460 for the cash value accumulation test.

The death benefit payable is the larger of these two amounts
	Face Amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$ 100,000	$ 138,750	$ 63,408.64
Cash Value Accumulation Test	$ 100,000	$ 185,460	$ 110,003.73

Keep in mind that cost of insurance charges, which affect your Policy’s value, increase with the amount of the death benefit, as well as over time. The cost of insurance is charged at a rate per $1,000 of net amount at risk. As the net amount at risk increases, the cost of insurance increases. Policy value also varies depending on the performance of the investment options in your Policy.

All transactions will be subject to the limits as defined under Section 7702 of the Internal Revenue Code. A transaction may not be allowed, or an increase in face amount may be required, if the transaction would cause a refund of premium and/or distribution of the policy value in order to maintain compliance with the Section 7702 limits.

Maturity Proceeds

The maturity date is the policy anniversary where the insured’s attained age is 100 and is shown on your current data pages. If the insured is living on the maturity date, the Policy is in force and you do not want the maturity date extended by the Extended Coverage Rider, maturity proceeds equal to the net surrender value are paid. If the Extended Coverage Rider is attached but you wish to receive the maturity proceeds at the Policy’s maturity and avoid conversion to Death Benefit Option 1, you must send instructions to our office.

The maturity proceeds are paid either as a cash lump sum on the maturity date or under the benefit payment option you have selected. Only if the Extended Coverage Rider is present on the Policy will the maturity date automatically be extended to the date of the insured’s death (as explained in GENERAL DESCRIPTION OF THE POLICY - Optional Insurance Benefits).

Adjustment Options

Increase in policy face amount

You may request an increase at any time provided that the Policy is not in a grace period and monthly policy charges are not being waived under a rider. The minimum increase in policy face amount is $10,000.

The request must be made on an adjustment application. The application must be signed by the owner(s) and the insured. If your request is not approved, no changes are made to your Policy.

We will approve your request if:

•          the insured is alive at the time of your request; and

•          the attained age of the insured is 75 or less (70 or less if under a special underwriting program) at the time of the request; and

•          we receive evidence satisfactory to us that the insured is insurable under our underwriting guidelines in place at the time of your request.

The increase in policy face amount is in a risk classification determined by us. The adjustment is effective on the monthly date on or next following our approval of your request.

We calculate an “adjustment conditional receipt premium deposit” (payment that accompanies request) based on your request for an increase. If you make a payment with your adjustment application of at least as much as the adjustment conditional receipt premium deposit, we issue a conditional receipt. The conditional receipt shows receipt of the payment and outlines any interim insurance coverage.

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Any payment made with the adjustment application is held in our general account without interest. If we approve the adjustment, on the effective date of the adjustment, the amount of the premium payment being held minus the premium expense charge is moved to the divisions. Your current premium allocation percentages are used to make this allocation.

The cost of insurance charge will increase in the event of an increase in a Policy’s face amount. If there is insufficient value to pay the higher charges after an increase in face amount, the Policy will lapse, unless the death benefit guarantee is in effect. The entire Policy would be at risk of lapsing, not just the incremental increase in face amount.

Decrease in policy face amount

On or after the first policy anniversary, you may request a decrease in the policy face amount. No transaction fee is imposed on decreases in the policy face amount. A decrease is requested as follows:

•          the request must be made on an adjustment application;

•          the application must be signed by the owner(s);

•          the decrease is at least the minimum amount as determined by our underwriting guidelines in place at the time of your request; and

•          the decrease may not reduce the total face amount below $100,000.

A decrease may not be allowed if the decrease would cause a refund of premium and/or the distribution of the policy value in order to maintain compliance with the limits required by the Internal Revenue Code relating to the definition of life insurance.

Policy Values

Your policy value is equal to the sum of the values in the divisions, the fixed account, and loan account. The policy value:

•          increases as premiums are applied and interest is credited;

•          decreases as policy loans, partial surrenders, and policy expenses are deducted; and

•          can increase or decrease as the investment experience of your chosen divisions fluctuates.

SURRENDERS AND PARTIAL SURRENDERS

Surrenders

A request for surrender must be in writing. The request must be signed by all owners, irrevocable beneficiary(ies), if any, and any assignees. The surrender is effective and the surrender value calculated as of the end of the valuation period during which we receive the written request for surrender.

Total and partial surrenders from the Policy are generally paid within five business days of our receipt of the written request for surrender. Certain delays in payment are permitted (see GENERAL DESCRIPTION - Delay of Payments).

Full surrender

The Policy may be surrendered while the Policy is in effect. There is no refund of any monthly policy charges deducted before the full surrender effective date.

We reserve the right to require you to return the Policy to us prior to making any payment though this does not affect the amount of the net surrender value.

Partial surrender

On or after the first policy anniversary and prior to the maturity date, you may surrender a part of the net surrender value. The partial surrender may not be less than $500 and may not be greater than 90% of the net policy value. A transaction fee of the lesser of $25 or 2% of the amount surrendered is charged on each partial surrender after the second partial surrender in a policy year. The partial surrender may not decrease the total face amount to less than $100,000. Partial surrenders will negatively affect your death benefit and your Death Benefit Guarantee rider, if applicable.

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Your policy value is reduced by the amount of the surrender plus any transaction fee. We surrender units from the divisions and/or values from the fixed account to equal the dollar amount of the surrender request. The amount of the surrender and the transaction fee are deducted from your divisions and/or fixed account according to the surrender allocation percentages you specify. If surrender allocation percentages are not specified, we use your monthly policy charge allocation percentages. No surrender charge is imposed on a partial surrender.

•          If Death Benefit Option 1 is in effect and the death benefit equals the total face amount, the total face amount is reduced by the amount of the partial surrender that is not deemed to be a preferred partial surrender. In situations where the death benefit is greater than the total face amount, the total face amount is reduced by the amount the partial surrender exceeds the difference between the death benefit and total face amount. If the total face amount had been increased, any reduction of the total face amount is made on a last in, first out basis.

Preferred Partial Surrender (pertains only if Death Benefit Option 1 is in effect). During any policy year, 5% of the net policy value as of the end of the prior policy year may be surrendered without a subsequent decrease in the total face amount. Any amount surrendered in excess of 5% causes a reduction in the total face amount. The 5% preferred partial surrender privilege is not cumulative from year-to-year and cannot exceed $100,000 in any policy year or $250,000 over the life of the Policy.

The maximum preferred partial surrender is equal to ((a) plus (b)) not to exceed (c) where:

(a)  is the amount of the surrender;

(b)  is the amount of any preferred partial surrenders in the same policy year; and

(c)  is 5% of the net policy value at the end of the prior policy year.

•          If the Death Benefit Option 2 is in effect, there is no reduction in the total face amount upon a partial surrender.

•          If the Death Benefit Option 3 is in effect and the death benefit equals the total face amount, the total face amount is reduced by the greater of (a) or (b) where:

(a)  is the amount by which the total partial surrenders exceed total premiums paid*; and

(b)  is zero.

In situations where the death benefit is greater than the total face amount, the total face amount is reduced by the amount determined above which exceeds the difference between the death benefit and total face amount. If the total face amount has been increased, any reduction of the total face amount is made on a last in, first out basis.

*     Face amount reduction will be less if the face amount has already been reduced due to a prior partial surrender.

Examination Offer (Free-Look Provision)

It is important to us that you are satisfied with your Policy. If you are not satisfied, your request to return the Policy must be in writing. You may return your Policy and written request to either your agent or our office before the later of (as determined by postmark):

•          10 days after you receive the Policy or,

•          such later date as specified by applicable state law

If you return this Policy, we will refund your full premium in states where required. In states where permitted, we will refund the net policy value, which may be more or less than your premium.

LOANS

Policy Loans

While your Policy is in effect (but after the examination offer period) and has a net policy value, you may borrow money from us with the Policy as the security for the policy loan.

•          The maximum amount you may borrow is 90% of the net policy value as of the date we process the policy loan.

•          If telephone privileges apply, you may request a policy loan of $100,000 or less by calling us at 1-800-247-9988. If you do not have telephone privileges or are requesting a policy loan of more than $100,000, the request must be made in writing.

•          Generally, policy loan proceeds are sent within five business days from the date we receive your request (see GENERAL DESCRIPTION OF THE POLICY - Delay of Payments).

•          Requests for policy loans from any joint owner are binding on all joint owners.

•          Policy loans may negatively affect your Death Benefit Guarantee rider, if applicable (see POLICY TERMINATION AND REINSTATEMENT - Policy Termination (Lapse)).

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You are charged interest on your policy loan. During the first ten policy years, the interest rate is 5.00% per year. After policy year ten:

•          For Policies with a policy date prior to April 1, 2007, the interest rate is 4.30% per year.

•          For Policies with a policy date April 1, 2007 and later*, the interest rate is 4.20% per year.

*     In states where approved, otherwise we apply the rate(s) in effect for Policies with a policy date prior to April 1, 2007.

If coverage is extended beyond the maturity date, the interest rate is 4.00% per year. Interest accrues daily and is due and payable at the end of the policy year. If interest is not paid when due, it is added to the loan amount. Adding unpaid interest to the policy loan amount causes additional amounts to be redeemed from the division(s) and redemption proceeds transferred to the loan account. Redemptions are made in the same proportion as the allocation used for the most recent monthly policy charge.

A policy loan generally has a permanent effect on policy values. If a policy loan had not been made, the policy value would reflect the investment experience of the division(s) and the interest credited to the fixed account. In addition, loan indebtedness is subtracted from:

•          death proceeds at the death of the insured;

•          surrender value upon full surrender or termination of a Policy; and

•          maturity proceeds paid.

Policy loans and unpaid loan interest reduce your net policy value. If the net policy value is less than the monthly policy charges on a monthly date, the 61-day grace period provision applies (see POLICY TERMINATION AND REINSTATEMENT - Policy Termination (Lapse)).

If the Policy lapses with an outstanding loan balance, there may be tax consequences.

Loan Account

When a policy loan is taken, a loan account is established. An amount equal to the loan is transferred from your divisions and/or fixed account to your loan account. There are no restrictions on the divisions from which the loan amount can be transferred. Loan accounts are part of our general account. You may instruct us on the proportions to be taken from your divisions or the fixed account. If instructions are not provided, the redemptions are taken in the same proportion as the allocation used for the most recent monthly policy charge.

Your loan account earns interest from the date of transfer. The loan account interest rate is 4.00% per year. Interest accrues daily and is paid at the end of the policy year.

Loan Payments

While the Policy is in force and before the insured dies, you may pay the loan indebtedness as follows:

•          policy loans may be repaid totally or in part;

•          repayments are allocated to the division(s) and/or the fixed account in the proportions used for allocation of premium payments;

•          payments that we receive that are not designated as premium payments are applied as loan repayments if a policy loan is outstanding;

•          the repayments are allocated as of the valuation period in which we receive the repayment; and

•          repayments are to be sent to our service office.

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POLICY TERMINATION AND REINSTATEMENT

Policy Termination (Lapse)

If the net policy value on any monthly date is less than the monthly policy charge, a 61-day grace period begins. The grace period begins when we send a notice of pending lapse. The notice:

•          is mailed to your last known post office address;

•          shows the minimum payment required to keep the Policy in force; and

•          shows the 61-day period during which we will accept the required payment.

The minimum payment required is (a) plus ((b) divided by (c)) where:

(a)  is the amount by which the net policy value is less than zero before deducting the month policy charge on the monthly date preceding the grace period;

(b)  is three monthly policy charges; and

(c)  is 1 minus the maximum premium expense charge. See CHARGES AND DEDUCTIONS – Premium Expense Charge (Sales Charge and Taxes).

Grace Period

The grace period will end 61 days after the day the notice is mailed. If the required premium is not received by us by the end of the grace period, the Policy will lapse without value.

The required premium is intended to reimburse us for the monthly policy charges during the grace period. If the grace period ends before we receive the required premium, we keep any remaining value in the Policy to cover past due policy charges. Adverse market fluctuations may cause the Policy to enter into subsequent grace periods.

The Policy is in force during a grace period. If we do not receive the required premium, the Policy terminates as of the end of the grace period. If the insured dies during a grace period, the death benefit is paid and the amount is reduced by:

•          all monthly policy charges due and unpaid at the death of the insured; and

•          any loan indebtedness.

The Policy also terminates when:

•          the Policy is surrendered;

•          death proceeds are paid; or

•          maturity proceeds are paid.

When the Policy terminates, all of the owner’s Policy rights and privileges end.

Neither partial surrenders nor policy loans may be made during a grace period.

NOTE:  The state of Florida requires that the net surrender value of the policy equal zero prior to entering a grace period. The grace period will end 31 days after the day the notice is mailed.

Reinstatement

Subject to certain conditions, you may reinstate a Policy that terminated because of insufficient value. The Policy may only be reinstated:

•          prior to the maturity date and while the insured is alive;

•          upon our receipt of satisfactory evidence of insurability (according to our underwriting guidelines then in effect);

•          if you make a payment of a reinstatement premium; and

•          if the application for reinstatement is mailed to us within three years of the Policy termination (in some states, we must provide a longer period of time for Policy reinstatement).

The reinstatement premium is calculated using the required premium formulas found above in the Policy Termination (Lapse) section. The required premium formula in effect on the date the Policy was terminated will be used in this calculation. If a policy loan or loan interest was unpaid when the Policy terminated, the policy loan must be reinstated or repaid (loan interest does not accrue over the period the Policy was terminated).

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We do not require payment of monthly policy charges during the period the Policy was terminated. Reinstatement is effective on the next monthly date following our approval of the reinstatement application. Premiums received with your reinstatement application are held in our general account without interest until the reinstatement date. If the reinstatement is approved, they are allocated to your selected division(s) and/or the fixed account on the reinstatement date. We will use the premium allocation percentages in effect at the time of termination of the Policy unless you provide new allocation instructions. The reinstated Policy has the same policy date as the original Policy. Your rights and privileges as owner(s) are restored upon reinstatement.

If you reinstate your Policy, the premium expense charge is calculated based on the number of years since the Policy was issued.

TAX ISSUES RELATED TO THE POLICY

The following description is a general summary of the tax rules pertaining to life insurance policies. This section relates primarily to federal income taxes rules, regulations and interpretations, which in our opinion are currently in effect but which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. While we reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes, we cannot make any guarantee regarding the future tax treatment of any Policy.

NOTE:  Due to the complexity of these rules and because they are affected by the facts and circumstances of each Policy, you should consult with legal and tax counsel and other competent advisors regarding these matters.

Taxation of Death Proceeds

The death proceeds payable under a Policy are generally excludable from the gross income of the beneficiary(ies) under the Internal Revenue Code. However, if the Policy is transferred for valuable consideration, then a portion of the death proceeds may be includable in the beneficiary’s gross income.

The Pension Protection Act of 2006 limits the tax-free death proceeds for employer-owned insurance to the amount of premiums paid unless certain requirements are satisfied. This legislation pertains to Policies issued August 17, 2006 and later, except for contracts issued after such date pursuant to an exchange under IRC § 1035, and Policies issued prior to August 17, 2006 that have had a material increase in the death benefit or other material change on or after August 17, 2006. The following requirements must be satisfied in order for the death proceeds of employer-owned life insurance to be tax-free:

1)   Before the issuance of the Policy, the employee (i) is notified in writing that the policyholder intends to insure the life of the employee and of the maximum face amount of the policy for which the employee can be insured, (ii) provides written consent to being insured under the contract, and (iii) is informed in writing that an applicable policyholder will be a beneficiary of any proceeds payable upon the death of the insured; and

      2)   A specific qualifying condition with respect to the insured’s status must be met. Some examples are: the insured must be either (i) an employee of the policy holder at any time during the 12 month period before the insured’s death, or (ii) a director or a highly compensated employee or a highly compensated individual, as defined by the IRC, at the time the policy was issued.

Taxation of Maturity Proceeds

A taxable event may occur if the net surrender value at maturity plus any loan indebtedness is greater than premiums paid less partial surrenders and premium refunds. The taxable amount is the difference between the surrender value and the remaining premiums in the policy.

Taxation of Growth in Policy Value

Any increase in policy value is not included in gross income while the Policy is in force and continues to meet the definition of life insurance as defined under Section 7702 of the Internal Revenue Code. If a contract does not meet the definition of life insurance, the policy owner will be subject to income tax on annual increases in cash value.

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Taxation of Policy Surrenders and Partial Surrenders

A surrender or lapse of the Policy may have income tax consequences. Upon surrender, the owner(s) is not taxed on the surrender value except for the amount, if any, that exceeds the gross premiums paid less the untaxed portion of any prior surrenders. The amount of any loan indebtedness, upon surrender or lapse, is added to the net surrender value and treated, for this purpose, as if it had been received. A loss incurred upon surrender is generally not deductible. The tax consequences of a surrender may differ if the proceeds are received under any benefit payment option.

A full surrender of the Policy will, and a partial surrender may, be included in your gross income to the extent that the distribution exceeds your premiums paid into the Policy. Partial surrenders generally are not taxable unless the total of such surrenders exceeds total premiums paid to the date of partial surrender less the untaxed portion of any prior partial surrenders. If within the first fifteen policy years, you make a partial surrender with a corresponding reduction in the total face amount, special rules apply. Under those circumstances, the Internal Revenue Code has defined a special formula under which you may be taxed on all or a portion of the surrender amount.

Transfers between the division(s) and/or fixed account are not considered as distributions from the Policy and would not be considered taxable income.

NOTE:  The tax treatment of partial surrenders described above also applies to preferred partial surrenders, see SURRENDERS AND PARTIAL SURRENDERS - Preferred Partial Surrender.

Taxation of Policy Loans and Loan Interest

If the Policy is not a modified endowment contract, loans received under the Policy are not generally considered to be distributions subject to tax. Interest paid to us as a result of a policy loan may or may not be deductible depending on a number of factors.

If the Policy is a modified endowment contract, loans received under the Policy are considered to be distributions subject to tax.

If the Policy lapses with an outstanding loan balance, there may be tax consequences.

Taxation of Change of Owner

Transfer of ownership may have tax consequences to the owner. The sale of a life insurance policy may have different income tax consequences than the cash surrender of such policy. Please consult with your tax advisor before changing ownership of your life insurance policy.

Taxation of Change of Insured

For tax purposes, changing the insured is considered to be the same as a surrender of the policy. The taxable amount is generally the difference between the policy value and the net premiums paid.

Modified Endowment Contract Status

A Policy becomes a Modified Endowment Contract when premiums paid exceed certain premium limits as defined by Section 7702A of the Internal Revenue Code. There is no change regarding the tax-deferred internal build-up of policy value or the income tax-free death benefit to your beneficiary(ies), however, distributions from a Modified Endowment Contract are taxed as if the Policy is a deferred annuity. Thus, taxation on partial surrenders, policy loans and other defined distributions will occur if your policy value is greater than your premiums paid. In addition, taxable distributions are subject to a federal income tax penalty of 10% unless the distribution is

•          made after the owner attains age 59 ½; or

•          attributable to the taxpayer becoming disabled; or

•          part of a series of substantially equal periodic payments (made not less frequently than annually) made for the life or life expectancy of the taxpayer or the joint lives or joint life expectancy of the taxpayer and beneficiary.

Once a Policy is classified as a Modified Endowment Contract, the classification cannot be changed. Modified endowment contract classification may be avoided by limiting the amount of premiums paid under the Policy. In the absence of your instructions, we will refund all or part of the premium payment that would make the Policy a modified endowment contract.

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Taxation of Exchange or Assignment of Policies

An exchange or assignment of a Policy may have tax consequences. Please consult with your tax advisor before exchanging or assigning your life insurance policy.

Corporate Alternative Minimum Tax

Ownership of a Policy by certain corporations may affect the owner’s exposure to the corporate alternative minimum tax. In determining whether it is subject to alternative minimum tax, the corporate owner must make two computations. First, the corporation must take into account a portion of the current year’s increase in the built-in gain in its corporate owned policies. Second, the corporation must take into account a portion of the amount by which the death benefits received under any Policy exceed the sum of a) the premiums paid on that Policy in the year of death, and b) the corporation’s basis in the Policy (as measured for alternative minimum tax purposes) as of the end of the corporation’s tax year immediately preceding the year of death. The corporate alternative minimum tax does not apply to S Corporations. Such tax also does not apply to “Small Corporations” as defined by Section 55(e) of the Internal Revenue Code.

Special Considerations for Corporations

Section 264 of the Internal Revenue Code imposes numerous limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.

Other Tax Issues

Federal estate taxes and state and local estate, inheritance, and other taxes may become due depending on applicable law and your circumstances or the circumstances of the Policy beneficiary(ies) if you or the insured dies.

Withholding

Withholding is generally required on certain taxable distributions under insurance contracts. In the case of periodic payments, the withholding is at graduated rates. With respect to non-periodic distributions, withholding is a flat rate of 10%. You may elect to have either non-periodic or periodic payments made without withholding except if your tax identification number has not been furnished to us or if the Internal Revenue Service has notified us that the number you furnished is incorrect.  Non-resident aliens are subject to 30% withholding (or lower treaty rate) on taxable distributions.

GENERAL PROVISIONS

Frequent Trading and Market-Timing (Abusive Trading Practices)

This Policy is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Policy. The Company does not accommodate market timing.

We consider frequent trading and market timing activities to be abusive trading practices because they:

•          Disrupt the management of the underlying mutual funds by:

•          forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund; and

•          causing unplanned portfolio turnover;

•          Hurt the portfolio performance of the underlying mutual funds; and

•          Increase expenses of the underlying mutual fund and separate account due to:

•          increased broker-dealer commissions; and

•          increased recordkeeping and related costs.

If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Policy and cause investors to suffer the harms described.

We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the underlying mutual funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.

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If we, or an underlying mutual fund that is an investment option with the Contract, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:

•          Rejecting transfer instructions from a Contract owner or other person authorized by the owner to direct transfers;

•          Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;

•          Limiting the number of unscheduled transfers during a Contract year to no more than 12;

•          Prohibiting you from requesting a transfer among the divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption) by you; and

•          Taking such other action as directed by the underlying mutual fund.

The underlying mutual funds have reserved the right to accept or reject, without prior written notice, any transfer requests.

In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, we will reverse the transfer (within two business days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. We will give you notice in writing in this instance.

Purchase Procedures

A completed application and required supplements must be submitted to us through an agent or broker selling the Policy.

The minimum total face amount when the Policy is originally issued is $100,000. We reserve the right to increase or decrease the minimum total face amount. The increased minimum face amount would apply only to Policies issued after the effective date of the increase.

To issue a Policy, we require that the age of the insured be 75 or younger as of the policy date. Other underwriting restrictions may apply. An applicant for the Policy must:

•          furnish satisfactory evidence of insurability of the insured; and

•          meet our insurance underwriting guidelines and suitability rules.

If you want insurance coverage to start at the time the application is submitted, a payment must be sent with the completed application. The amount is based on the face amount of the Policy, the death benefit option and the charges and expenses of the Policy. This amount is shown on the policy illustration provided to you by your registered representative. If this amount is submitted with the application, a conditional receipt will be given to you. The receipt acknowledges the initial payment and details any interim conditional insurance coverage.

Payments are to be made via personal or financial institution check (for example, a bank or cashier’s check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers checks, credit card checks, and foreign checks.

We reserve the right to reject any application or related premium if we determine that we have not received complete information and/or instructions or that our underwriting guidelines, suitability rules or procedures have not been met. Any premium submitted will be returned to the owner no later than five business days from the date the application was rejected.

Important Information about Customer Identification Procedures

To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.

If concerns arise with verification of your identification, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original purchase, the account(s) will be closed and redeemed in accordance with normal redemption procedures.

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Policy Date

If we issue a Policy, a policy date is determined. Policies will not be dated on the 29th, 30th or 31st of any month. Policies that would otherwise be dated on these dates will be dated on the first day of the following month. Policies that are issued on a cash on delivery (COD) basis and that would otherwise be dated on the 29th, 30th or 31st of a month will be dated on the first day of the following month. The policy date is shown on the current data pages. Current data pages are the most recent policy specification pages issued to a Policy owner and are located in the Policy.

Upon specific request and our approval, the Policy may be backdated. The policy date may not be more than six months prior to the date of application (or shorter period if required by state law). Payment of at least the monthly policy charges is required for the backdated period. Monthly policy charges are deducted from the policy value for the backdated period.

Effective Date

The Policy date and the effective date are the same unless a backdated policy date is requested. Insurance coverage is effective, provided all purchase requirements for the Policy have been satisfied.

If the proposed insured dies before the effective date, there is no coverage under the Policy (coverage is determined solely under the terms of the conditional receipt, if any).

Special Purchase Plans

Where permitted by state law, Policies may be purchased under group or sponsored arrangements as well as on an individual basis. A group arrangement is a program under which a trustee, employer, or similar entity purchases Policies covering a group of individuals on a group or individual basis. A sponsored arrangement is a program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Policies on an individual basis.

Charges and deductions may be reduced for Policies purchased under a group or sponsored arrangement including waiver of premium sales load and waiver of surrender charge. Reductions may be available to:

•      employees, officers, directors, agents, and immediate family members of the group or sponsored arrangement; and

•      employees or agents of the Company and its subsidiaries.

Reductions are made under our rules in effect on the date a Policy application is approved and are based on certain criteria (size of group, expected number of participants, anticipated premium payments, total assets under management for the group or sponsored arrangement).

Generally, the sales contacts and effort, administrative costs and mortality cost per Policy vary based on the size of the arrangement, the purpose for which the Policies are purchased, and certain characteristics of the members. The amount of the reduction and the criteria for reducing the charges and deductions reflect: a) our reduced sales effort and administrative costs; and b) the different mortality experience expected from sales to group or sponsored arrangements.

We may modify, on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not discriminate unfairly against any person, including the affected owners and all other Policy owners with policies funded with the Separate Account.

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Distribution of the Policy

The Company has appointed Princor Financial Services Corporation (“Princor”) (Des Moines, Iowa 50392-0200), a broker-dealer registered under the Securities Exchange Act of 1934, a member of the Financial Industry Regulatory Authority and affiliate of the Company, as the distributor and principal underwriter of the Policy. The Company pays commissions to Princor of no more than 12% of premiums received by the Company in the first policy year (or first policy year following an adjustment) up to the target premium. In addition, a commission ranging from 0% to 1.0% of premium above the target premium received in the first policy year (or first year following an adjustment) may be paid. In the second through the fifth policy years following the policy date (or adjustment date), commissions range from 0% to 5% of premiums received; in policy years six through ten following the policy date (or adjustment date), commissions range from 0% to 1.5% of premiums received. Princor also may receive 12b-1 fees in connection with purchases and sales of mutual funds underlying the Policies. The 12b-1 fees for the underlying mutual funds are shown in the prospectuses of each underlying mutual fund.

Applications for the Policies are solicited by registered representatives of Princor or such other broker-dealers as have entered into selling agreements with Princor. Such registered representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Policy in all jurisdictions where it is licensed to do business and where the Policy is approved.

Payments to Financial Intermediaries

The Company pays compensation to broker-dealers, financial institutions and other parties (“Financial Intermediaries”) for the sale of the Policy according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements and education payments. These Additional Payments are designed to provide incentives for the sale and retention of the Policies as well as other products sold by the Company and may influence the Financial Intermediary or sales representative to recommend the purchase of this Policy over competing policies or over other investment options. You may ask your sales representative about these differing and divergent interests, how she/he is personally compensated and how his/her broker-dealer is compensated for soliciting applications for the Policy.

Service Arrangements and Compensation

The Company and/or Princor have entered into agreements with the distributors, advisers and/or the affiliates of some of the mutual funds underlying the Policy and receive compensation for providing certain services including, but not limited to, distribution and operational support services, to the underlying mutual fund. Fees for these services are paid periodically (typically, quarterly or monthly) based on the average daily net asset value of shares of each fund held by the Separate Account and purchased at the Policy owners’ instructions. Because the Company and Princor receive such fees, they may be subject to competing interests in making these funds available as investment options under the Policy. The Company takes into consideration the anticipated payments from underlying mutual funds when it determines the charges assessed under the Policy. Without these payments, charges under the Policy are expected to be higher.

Statement of Values

You will receive an annual statement once each policy year. The statement will show:

•          current death benefit;

•          current policy value and net surrender value;

•          all premiums paid since the last statement;

•          all charges since the last statement;

•          any loan indebtedness;

•          any partial surrenders since the last statement;

•          the number of units and unit value;

•          total value of each of the divisions and of the fixed account;

•          designated beneficiary(ies); and

•          all riders included in the Policy.

At any time, you may request a free current statement by telephoning 1-800-247-9988.

We also send you the reports required by the Investment Company Act of 1940 (as amended).

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Services Available via the Telephone

If you elect telephone privileges, instructions for the following transactions may be given to us via the telephone:

•          change in allocations of future premium payments;

•          change in allocation of the monthly policy charge;

•          change to your APR instructions;

•          change to your scheduled transfer instructions;

•          unscheduled transfers; and

•          request for a policy loan (of $100,000 or less).

Instructions:

•          may be given by calling us at 1-800-247-9988 between 8 a.m. and 5 p.m. Eastern Time on any day that the NYSE is open;

•          must be received by us before the close of the NYSE (generally 4:00 p.m. Eastern Time) to be effective the day they are given;

•          are effective the next business day if not received until after the close of the NYSE.

Although neither the Separate Account nor the Company is responsible for the authenticity of telephone transaction instructions, the Separate Account and the Company reserve the right to refuse telephone instructions. You are liable for a loss resulting from a fraudulent telephone or internet order that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures for telephone instructions include: recording all telephone instructions, requesting personal identification information (name, phone number, social security number, birth date, etc.) and sending written confirmation to the owner’s address of record.

Misstatement of Age or Gender

If the age or, where applicable, gender of the insured has been misstated, we adjust the death benefit payable under your Policy to reflect the amount that would have been payable at the correct age and gender.

Non-Participating Policy

The Policies do not share in any divisible surplus of the Company.

Incontestability

We will not contest the insurance coverage provided by the Policy, except for any increases in face amount, after the Policy has been in force during the lifetime of the insured for a period of two years from the policy date. Any face amount increase has its own two-year contestability period that begins on the effective date of the adjustment. In many states, the time limit in the incontestability period does not apply to fraudulent misrepresentations.

Independent Registered Public Accounting Firm

The financial statements of the Principal Life Insurance Company Variable Life Separate Account and the consolidated financial statements of the Principal Life Insurance Company are included in the Statement of Additional Information. Those statements have been audited by Ernst & Young LLP, independent registered public accounting firm, 801 Grand Avenue, Des Moines, Iowa 50309, for the periods indicated in their reports.

LEGAL PROCEEDINGS

There are no legal proceedings pending to which the Separate Account is a party or which would materially affect the Separate Account.

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TABLE OF SEPARATE ACCOUNT DIVISIONS

The following is a brief summary of the investment objectives of each division. There is no guarantee that the objectives will be met.

AllianceBernstein International Value Division

Invests in:	AllianceBernstein Variable Product Series International Value Portfolio - Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	seeks long-term growth of capital.

American Century VP Income & Growth Division

Invests in:	American Century VP Income & Growth Fund - Class II
Investment Advisor:	American Century Global Investment Management, Inc.
Investment Objective:	seeks capital growth by investing in common stocks. Income is a secondary objective.

American Century VP International Division

Invests in:	American Century VP International Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks capital growth.

American Century VP Mid Cap Value Division

Invests in:	American Century VP Mid Cap Value Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth. Income is a secondary objective.

American Century VP Ultra Division

Invests in:	American Century VP Ultra Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth.

American Century VP Value Division

Invests in:	American Century VP Value Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth. Income is a secondary objective.

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American Century VP Vista Division

Invests in:	American Century VP Vista Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth.

Calvert Russell 2000 Small Cap Index Division

Invests in:	Calvert VP Russell 2000 Small Cap Index Portfolio - Class F
Investment Advisor:	Ameritas Investment Partners, Inc. through a sub-advisory agreement with Calvert Investment Management, Inc.
Investment Objective:

seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index. This objective may be changed by the Portfolio’s Board of Directors without shareholder approval.

ClearBridge Small Cap Growth Division

Invests in:	ClearBridge Variable Small Cap Growth Portfolio – Class I Shares
Investment Advisor:	ClearBridge Investments, LLC through a sub-advisory agreement with Legg Mason Partners Fund Advisor, LLC
Investment Objective:	seeks long-term growth of capital.

Delaware Small Cap Value Division

Invests in:	Delaware VIP Small Cap Value Series - Service Class
Investment Advisor:	Delaware Management Company
Investment Objective:	seeks capital appreciation.

Dreyfus IP Core Value Division

Invests in:	Dreyfus Investment Portfolios Core Value Portfolio - Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	seeks long-term growth of capital, with current income as a secondary objective.

Dreyfus IP Technology Growth Division

Invests in:	Dreyfus Investment Portfolios Technology Growth Portfolio - Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	seeks capital appreciation.

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Dreyfus Socially Responsible Growth Division

Invests in:	The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	seeks to provide capital growth, with current income as a secondary goal.

Dreyfus VIF Appreciation Division

Invests in:	Dreyfus Variable Investment Fund Appreciation Portfolio - Service Shares
Investment Advisor:	Fayez Sarofim & Co through a sub-advisory agreement with The Dreyfus Corporation
Investment Objective:	seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.

Dreyfus VIF Opportunistic Small Cap Division

Invests in:	Dreyfus Variable Investment Fund Opportunistic Small Cap Portfolio - Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	seeks capital growth.

Dreyfus VIF Quality Bond Division

Invests in:	Dreyfus Variable Investment Fund Quality Bond Portfolio - Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	seeks to maximize total return, consisting of capital appreciation and current income.

DWS Alternative Asset Allocation Division

Invests in:	DWS Alternative Asset Allocation VIP - Class B
Investment Advisor:	QS Investors, LLC & RREEF America L.L.C. through sub-advisory agreements with Deutsche Investment Management Americas Inc.
Investment Objective:	seeks capital appreciation.

DWS Small Mid Cap Value Division (fka DWS Dreman Small Mid Cap Value Division)

Invests in:	DWS Small Mid Cap Value VIP - Class B (fka DWS Dreman Small Mid Cap Value VIP – Class B)
Investment Advisor:	Dreman Value Management L.L.C. through a sub-advisory agreement with Deutsche Investment Management Americas Inc.
Investment Objective:	seeks long-term capital appreciation.

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Fidelity VIP Asset Manager Division

Invests in:	Fidelity VIP Asset Manager Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term instruments.

Fidelity VIP Contrafund Division

Invests in:	Fidelity VIP Contrafund® Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term capital appreciation.

Fidelity VIP Equity-Income Division

Invests in:	Fidelity VIP Equity-Income Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:

seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

Fidelity VIP Growth Division

Invests in:	Fidelity VIP Growth Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks to achieve capital appreciation.

Fidelity VIP High Income Division

Invests in:	Fidelity VIP High Income Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks a high level of current income, while also considering growth of capital.

Fidelity VIP Mid Cap Division

Invests in:	Fidelity VIP Mid Cap Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term growth of capital.

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Franklin Income Securities Division

Invests in:	Franklin Templeton VIP Trust - Franklin Income Securities Fund - Class 2
Investment Advisor:	Templeton Investment Counsel, LLC through a sub-advisory agreement with Franklin Advisers, Inc.
Investment Objective:	seeks to maximize income while maintaining prospects for capital appreciation.

Franklin Mutual Global Discovery Securities Division

Invests in:	Franklin Templeton VIP Trust - Mutual Global Discovery Securities Fund - Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	seeks capital appreciation.

Franklin Mutual Shares Securities Division

Invests in:	Franklin Templeton VIP Trust - Mutual Shares Securities Fund - Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	seeks capital appreciation. Its secondary goal is income.

Franklin Rising Dividends Securities Division

Invests in:	Franklin Templeton VIP Trust - Franklin Rising Dividends Securities Fund - Class 2
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	seeks long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.

Franklin Small Cap Value Securities Division

Invests in:	Franklin Templeton VIP Trust - Franklin Small Cap Value Securities Fund - Class 2
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	seeks long term total return.

Franklin Strategic Income Securities Division

Invests in:	Franklin Templeton VIP Trust - Franklin Strategic Income Securities Fund - Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	seeks a high level of current income. A secondary goal is long-term capital appreciation.

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Franklin U.S. Government Division

Invests in:	Franklin Templeton VIP Trust - Franklin U.S. Government Fund - Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	seeks income.

Goldman Sachs VIT Structured Small Cap Equity Division

Invests in:	Goldman Sachs VIT - Goldman Sachs Structured Small Cap Equity Fund - Institutional Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	seeks long-term growth of capital.

Invesco American Franchise Division (fka Invesco Van Kampen American Franchise Division)

Invests in:	Invesco V.I. American Franchise Fund - Series I Shares (fka Invesco Van Kampen V.I. American Franchise Fund – Series I Shares)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks capital growth.

Invesco Core Equity Division

Invests in:	Invesco V.I. Core Equity Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Global Health Care Division

Invests in:	Invesco V.I. Global Health Care Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Global Real Estate Division

Invests in:	Invesco V.I. Global Real Estate Fund - Series I Shares
Investment Advisor:	Invesco Asset Management Limited through a sub-advisory agreement with Invesco Advisers, Inc.
Investment Objective:	seeks total return through growth of capital and current income.

Invesco International Growth Division

Invests in:	Invesco V.I. International Growth Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

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Invesco Mid Cap Core Equity Division

Invests in:	Invesco V.I. Mid Cap Core Equity Fund - Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Mid Cap Growth Division (fka Invesco Van Kampen Mid Cap Growth Division)

Invests in:	Invesco V.I. Mid Cap Growth Fund - Series I Shares (fka Invesco Van Kampen V.I. Mid Cap Growth Fund – Series I Shares)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks capital growth.

Invesco Small Cap Equity Division

Invests in:	Invesco V.I. Small Cap Equity Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco Technology Division

Invests in:	Invesco V.I. Technology Fund - Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	seeks long-term growth of capital.

Janus Aspen Balanced Division

Invests in:	Janus Aspen Series Balanced Portfolio - Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Janus Aspen Enterprise Division

Invests in:	Janus Aspen Series Enterprise Portfolio - Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	seeks long-term growth of capital.

Janus Aspen Flexible Bond Division

Invests in:	Janus Aspen Series Flexible Bond Portfolio - Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	seeks to obtain maximum total return, consistent with preservation of capital.

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Janus Aspen Global Research Division (fka Janus Aspen Worldwide Division)

Invests in:	Janus Aspen Series Global Research Portfolio - Service Shares (fka Janus Aspen Series Worldwide Portfolio – Service Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	seeks long-term growth of capital.

Janus Aspen Overseas Division

Invests in:	Janus Aspen Series Overseas Portfolio - Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	seeks long-term growth of capital.

JPMorgan Core Bond Division

Invests in:	JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio - Class 1 Shares
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

JPMorgan Small Cap Core Division

Invests in:	JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio - Class 1 Shares
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	seeks capital growth over the long-term.

MFS International Value Division

Invests in:	MFS® International Value Portfolio - Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	seeks capital appreciation.

MFS VIT Global Equity Division

Invests in:	MFS® VIT Global Equity Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	seeks capital appreciation.

MFS VIT Growth Division

Invests in:	MFS® VIT Growth Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	seeks capital appreciation.

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MFS VIT Mid Cap Growth Division

Invests in:	MFS® VIT Mid Cap Growth Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	seeks capital appreciation.

MFS VIT New Discovery Division

Invests in:	MFS® VIT New Discovery Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	seeks capital appreciation.

MFS VIT Research International Division

Invests in:	MFS® VIT Research International Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	seeks capital appreciation.

MFS VIT Value Division

Invests in:	MFS® VIT Value Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	seeks capital appreciation.

Neuberger Berman AMT Guardian Division

Invests in:	Neuberger Berman AMT Guardian Portfolio - Class I
Investment Advisor:	Neuberger Berman LLC through a sub-advisory agreement with Neuberger Berman Management LLC
Investment Objective:	seeks long-term growth of capital; current income is a secondary goal.

Neuberger Berman AMT Large Cap Value Division

Invests in:	Neuberger Berman AMT Large Cap Value Portfolio - Class I
Investment Advisor:	Neuberger Berman LLC through a sub-advisory agreement with Neuberger Berman Management LLC
Investment Objective:	seeks long-term growth of capital.

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Neuberger Berman AMT Small-Cap Growth Division

Invests in:	Neuberger Berman AMT Small-Cap Growth Portfolio - Class S
Investment Advisor:	Neuberger Berman LLC through a sub-advisory agreement with Neuberger Berman Management LLC
Investment Objective:	seeks long-term capital growth. The portfolio manager also may consider a company's potential for current income prior to selecting it for the fund.

Oppenheimer Main Street Small Cap Division (fka Oppenheimer Main Street Small & Mid Cap Division)

Invests in:	Oppenheimer Main Street Small Cap Fund®/VA - Service Shares (fka Oppenheimer Main Street Small- & Mid- Cap Fund®/VA – Service Shares)
Investment Advisor:	Oppenheimer Funds, Inc. through a sub-advisory agreement with OFI Global Asset Management, Inc.
Investment Objective:	seeks capital appreciation.

PIMCO All Asset Division

Invests in:	PIMCO VIT All Asset Portfolio - Administrative Class
Investment Advisor:	Research Affiliates, LLC through a sub-advisory agreement with Pacific Investment Management Company LLC (PIMCO)
Investment Objective:	seeks maximum real return consistent with preservation of real capital and prudent investment management.

PIMCO Commodity Real Return Strategy Division

Invests in:	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC (PIMCO)
Investment Objective:	seeks maximum real return consistent with prudent investment management.

PIMCO Emerging Markets Bond Division

Invests in:	PIMCO VIT Emerging Markets Bond Portfolio - Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC (PIMCO)
Investment Objective:	seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO High Yield Division

Invests in:	PIMCO VIT High Yield Portfolio - Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC (PIMCO)
Investment Objective:	seeks maximum total return, consistent with preservation of capital and prudent investment management.
49

PIMCO Real Return Division

Invests in:	PIMCO VIT Real Return Portfolio - Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC (PIMCO)
Investment Objective:	seeks maximum real return, consistent with preservation of real capital and prudent investment management.

PIMCO Short-Term Division

Invests in:	PIMCO VIT Short-Term Portfolio - Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC (PIMCO)
Investment Objective:	seeks maximum current income, consistent with preservation of capital and daily liquidity.

PIMCO Total Return Division

Invests in:	PIMCO VIT Total Return Portfolio - Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC (PIMCO)
Investment Objective:	seeks maximum total return, consistent with preservation of capital and prudent investment management.

Bond & Mortgage Securities Division

Invests in:	Principal Variable Contracts Funds Bond & Mortgage Securities Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide current income.

Bond Market Index Division

Invests in:	Principal Variable Contracts Funds Bond Market Index Account - Class 1
Investment Advisor:	Mellon Capital Management Corporation through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide current income.

Diversified International Division

Invests in:	Principal Variable Contracts Funds Diversified International Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

50

Equity Income Division

Invests in:	Principal Variable Contracts Funds Equity Income Account – Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide a relatively high level of current income and long-term growth of income and capital.

Government & High Quality Bond Division

Invests in:	Principal Variable Contracts Funds Government & High Quality Bond Account - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide a high level of current income consistent with safety and liquidity.

International Emerging Markets Division

Invests in:	Principal Variable Contracts Funds International Emerging Markets Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Blend II Division

Invests in:	Principal Variable Contracts Funds LargeCap Blend Account II - Class 1
Investment Advisor:	T. Rowe Price Associates, Inc. and ClearBridge Investments, LLC through sub-advisory agreements with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Growth Division

Invests in:	Principal Variable Contracts Funds LargeCap Growth Account - Class 1
Investment Advisor:	Columbus Circle Investors through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

51

LargeCap Growth I Division

Invests in:	Principal Variable Contracts Funds LargeCap Growth Account I - Class 1
Investment Advisor:	T. Rowe Price Associates, Inc. and Brown Advisory, LLC through sub-advisory agreements with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Value Division

Invests in:	Principal Variable Contracts Funds LargeCap Value Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

MidCap Division (fka MidCap Blend Division)

Invests in:	Principal Variable Contracts Funds MidCap Account - Class 1 (fka Principal Variable Contracts Funds MidCap Blend Account – Class 1)
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

Money Market Division

Invests in:	Principal Variable Contracts Funds Money Market Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Principal LifeTime 2010 Division

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2010 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

52

Principal LifeTime 2020 Division

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2020 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2030 Division

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2030 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2040 Division

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2040 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2050 Division

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2050 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2060 Division

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2060 Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

53

Principal LifeTime Strategic Income Division

Invests in:	Principal Variable Contracts Funds Principal LifeTime Strategic Income Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks current income, and as a secondary objective, capital appreciation.

Real Estate Securities Division

Invests in:	Principal Variable Contracts Funds Real Estate Securities Account - Class 1
Investment Advisor:	Principal Real Estate Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to generate a total return.

SAM Balanced Portfolio Division

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Balanced Portfolio - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.

SAM Conservative Balanced Portfolio Division

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Conservative Balanced Portfolio - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk.

SAM Conservative Growth Portfolio Division

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Conservative Growth Portfolio - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide long-term capital appreciation.

54

SAM Flexible Income Portfolio Division

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Flexible Income Portfolio - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).

SAM Strategic Growth Portfolio Division

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Strategic Growth Portfolio - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide long-term capital appreciation.

Short-Term Income Division

Invests in:	Principal Variable Contracts Funds Short-Term Income Account - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

SmallCap Blend Division

Invests in:	Principal Variable Contracts Funds SmallCap Blend Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

SmallCap Growth II Division

Invests in:	Principal Variable Contracts Funds SmallCap Growth Account II - Class 1
Investment Advisor:	Emerald Advisers, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

SmallCap Value I Division

Invests in:	Principal Variable Contracts Funds SmallCap Value Account I - Class 1
Investment Advisor:	J.P. Morgan Investment Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.
55

Putnam VT Growth and Income Division

Invests in:	Putnam VT Growth & Income Fund - Class IB
Investment Advisor:	Putman Investment Management, LLC
Investment Objective:	seeks capital growth and current income.

Putnam VT International Equity Division

Invests in:	Putnam VT International Equity Fund - Class IB
Investment Advisor:	Putnam Investment Management, LLC
Investment Objective:	seeks capital appreciation.

Putnam VT Voyager Division

Invests in:	Putnam VT Voyager Fund - Class IB
Investment Advisor:	Putnam Investment Management, LLC
Investment Objective:	seeks capital appreciation.

T. Rowe Price Equity Income Portfolio II Division

Invests in:	T. Rowe Price Equity Income Portfolio - II
Investment Advisor:	T. Rowe Price Associates Inc.
Investment Objective:	seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

Templeton Developing Markets Securities Division

Invests in:	Franklin Templeton VIP Trust - Templeton Developing Markets Securities Fund - Class 2
Investment Advisor:	Templeton Asset Management Ltd.
Investment Objective:	seeks long term capital appreciation.

Templeton Foreign Securities Division

Invests in:	Franklin Templeton VIP Trust - Templeton Foreign Securities Fund - Class 2
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	seeks long-term capital growth.

56

Templeton Global Bond Securities Division

Invests in:	Franklin Templeton VIP Trust - Templeton Global Bond Securities Fund - Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.

TOPS Managed Risk Balanced ETF Division (fka TOPS Protected Balanced ETF Division)

Invests in:	TOPS®™ Managed Risk Balanced ETF Portfolio – Class 2 (fka TOPS™ Protected Balanced ETF Portfolio – Class 2)
Investment Advisor:	Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.
Investment Objective:	seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.

TOPS Managed Risk Growth ETF Division (fka TOPS Protected Growth ETF Division)

Invests in:	TOPS®™ Managed Risk Growth ETF Portfolio – Class 2 (fka TOPS™ Protected Growth ETF Portfolio – Class 2)
Investment Advisor:	Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.
Investment Objective:	seeks capital appreciation with less volatility than the equity markets as a whole.

TOPS Managed Risk Moderate Growth ETF Division (fka TOPS Protected Moderate Growth ETF Division)

Invests in:	TOPS®™ Managed Risk Moderate Growth ETF Portfolio – Class 2 (fka TOPS™ Protected Moderate Growth ETF Portfolio – Class 2)
Investment Advisor:	Milliman Financial Risk Management, LLC through a sub-advisory agreement with ValMark Advisers, Inc.
Investment Objective:	seeks capital appreciation with less volatility than the equity markets as a whole.

Van Eck Global Hard Assets Division

Invests in:	Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund - Initial Class Shares
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

57

Vanguard VIF Balanced Division

Invests in:	Vanguard VIF Balanced Portfolio
Investment Advisor:	Wellington Management Company, LLP
Investment Objective:	seeks to provide long-term capital appreciation and reasonable current income.

Vanguard VIF Equity Index Division

Invests in:	Vanguard VIF Equity Index Portfolio
Investment Advisor:	The Vanguard Group, Inc.
Investment Objective:	seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.

Vanguard VIF Mid-Cap Index Division

Invests in:	Vanguard VIF Mid-Cap Index Portfolio
Investment Advisor:	The Vanguard Group, Inc.
Investment Objective:	seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.

Wells Fargo Advantage VT Index Asset Allocation Division

Invests in:	Wells Fargo Advantage VT Index Asset Allocation Fund - Class 2
Investment Advisor:	Wells Capital Management Incorporated through a sub-advisory agreement with Wells Fargo Funds Management, LLC
Investment Objective:	seeks long-term total return, consisting of capital appreciation and current income.

Wells Fargo Advantage VT Intrinsic Value Division

Invests in:	Wells Fargo Advantage VT Intrinsic Value Fund – Class 2
Investment Advisor:	Metropolitan West Capital Management, LLC through a sub-advisory agreement with Wells Fargo Funds Management, LLC
Investment Objective:	seeks long-term capital appreciation.

Wells Fargo Advantage VT Omega Growth Division

Invests in:	Wells Fargo Advantage VT Omega Growth Fund – Class 2
Investment Advisor:	Wells Capital Management Incorporated through a sub-advisory agreement with Wells Fargo Funds Management, LLC
Investment Objective:	seeks long-term capital appreciation.

58

APPENDIX A - TARGET PREMIUM

Target Premium Rates (per $1,000 of policy face amount) - Male

	Preferred or
Class:	Standard	A	B	C	D	E	F	G	H
Age:	100%	150%	175%	200%	250%	300%	350%	400%	500%
0	14.01	17.46	19.01	20.48	23.22	25.76	28.14	30.40	34.62
1	13.90	17.16	18.61	19.98	22.50	24.82	26.97	29.00	32.74
2	14.30	17.61	19.08	20.46	23.02	25.35	27.53	29.56	33.32
3	14.72	18.10	19.59	20.99	23.58	25.95	28.14	30.20	33.99
4	15.16	18.60	20.12	21.55	24.18	26.57	28.79	30.87	34.69
5	15.63	19.14	20.69	22.14	24.80	27.23	29.48	31.58	35.44
6	16.12	19.71	21.29	22.76	25.48	27.94	30.22	32.35	36.25
7	16.63	20.31	21.92	23.43	26.19	28.71	31.02	33.19	37.14
8	17.18	20.95	22.60	24.14	26.97	29.53	31.89	34.09	38.12
9	17.76	21.63	23.32	24.90	27.79	30.41	32.83	35.08	39.18
10	18.37	22.34	24.08	25.70	28.67	31.35	33.82	36.12	40.32
11	19.00	23.09	24.88	26.54	29.59	32.34	34.88	37.24	41.54
12	19.66	23.87	25.70	27.41	30.54	33.37	35.98	38.40	42.81
13	20.33	24.66	26.55	28.30	31.52	34.42	37.09	39.58	44.11
14	21.01	25.46	27.39	29.20	32.49	35.46	38.20	40.74	45.38
15	21.70	26.25	28.24	30.08	33.44	36.48	39.27	41.87	46.60
16	22.39	27.04	29.07	30.95	34.38	37.47	40.31	42.95	47.76
17	23.07	27.83	29.89	31.80	35.29	38.42	41.30	43.97	48.84
18	23.77	28.61	30.70	32.64	36.17	39.35	42.25	44.95	49.85
19	24.47	29.39	31.52	33.48	37.05	40.26	43.19	45.90	50.82
20	25.19	30.19	32.35	34.34	37.94	41.17	44.12	46.84	51.77
21	25.93	31.02	33.20	35.21	38.85	42.11	45.07	47.80	52.74
22	26.71	31.87	34.08	36.12	39.80	43.07	46.05	48.79	53.73
23	27.51	32.77	35.01	37.08	40.79	44.09	47.09	49.84	54.79
24	28.36	33.71	35.99	38.08	41.84	45.17	48.18	50.95	55.91
25	29.24	34.70	37.01	39.14	42.94	46.31	49.35	52.14	57.12
26	30.18	35.74	38.10	40.26	44.12	47.53	50.60	53.41	58.43
27	31.15	36.84	39.24	41.44	45.37	48.83	51.94	54.78	59.84
28	32.18	37.99	40.45	42.69	46.68	50.20	53.35	56.23	61.34
29	33.24	39.20	41.70	43.99	48.06	51.64	54.84	57.76	62.94
30	34.36	40.46	43.02	45.35	49.51	53.15	56.41	59.37	64.63
31	35.51	41.77	44.39	46.78	51.02	54.73	58.05	61.06	66.40
32	36.72	43.13	45.81	48.26	52.59	56.37	59.75	62.82	68.25
33	37.97	44.55	47.30	49.79	54.22	58.09	61.53	64.66	70.19
34	39.26	46.01	48.83	51.39	55.91	59.86	63.38	66.57	72.21
35	40.60	47.53	50.42	53.04	57.67	61.71	65.30	68.56	74.31
36	41.99	49.10	52.06	54.74	59.49	63.61	67.29	70.62	76.49
37	43.42	50.72	53.76	56.51	61.36	65.59	69.35	72.75	78.75
38	44.90	52.40	55.51	58.32	63.30	67.62	71.47	74.95	81.09
39	46.42	54.12	57.31	60.20	65.29	69.71	73.65	77.21	83.50
40	47.99	55.89	59.16	62.12	67.33	71.86	75.89	79.54	85.98
41	49.60	57.71	61.06	64.09	69.43	74.07	78.19	81.93	88.52
42	51.25	59.57	63.00	66.11	71.58	76.32	80.54	84.36	91.13
43	52.96	61.48	65.00	68.18	73.78	78.63	82.95	86.87	93.80
44	54.70	63.44	67.04	70.30	76.02	81.00	85.42	89.43	96.54
45	56.49	65.45	69.14	72.47	78.33	83.42	87.95	92.06	99.36
59

Target Premium Rates (per $1,000 of policy face amount) - Male

	Preferred or
Class:	Standard	A	B	C	D	E	F	G	H
Age:	100%	150%	175%	200%	250%	300%	350%	400%	500%
46	58.34	67.51	71.28	74.69	80.69	85.90	90.54	94.75	102.25
47	60.23	69.62	73.49	76.97	83.12	88.45	93.21	97.53	105.23
48	62.17	71.79	75.75	79.32	85.61	91.08	95.96	100.40	108.33
49	64.17	74.03	78.09	81.75	88.19	93.80	98.82	103.39	111.57
50	66.23	76.34	80.49	84.25	90.86	96.63	101.79	106.50	114.97
51	68.36	78.72	82.99	86.84	93.63	99.57	104.90	109.78	118.57
52	70.54	81.18	85.55	89.51	96.50	102.62	108.13	113.19	122.35
53	72.79	83.70	88.20	92.26	99.47	105.79	111.50	116.76	126.32
54	75.09	86.29	90.91	95.09	102.52	109.06	114.99	120.46	130.47
55	77.44	88.94	93.68	97.99	105.66	112.43	118.58	124.29	134.79
56	79.85	91.65	96.53	100.97	108.88	115.90	122.31	128.27	139.30
57	82.31	94.43	99.45	104.02	112.20	119.49	126.16	132.41	144.02
58	84.85	97.29	102.46	107.18	115.66	123.23	130.21	136.76	149.03
59	87.45	100.25	105.59	110.47	119.27	127.18	134.49	141.40	154.41
60	90.15	103.34	108.86	113.92	123.08	131.36	139.07	146.38	160.24
61	92.94	106.55	112.27	117.54	127.11	135.82	143.97	151.75	166.61
62	95.82	109.89	115.85	121.34	131.38	140.58	149.24	157.55	173.56
63	98.80	113.38	119.58	125.33	135.89	145.64	154.89	163.81	181.13
64	101.86	116.99	123.47	129.50	140.64	151.01	160.91	170.52	189.31
65	105.01	120.73	127.51	133.85	145.64	156.69	167.31	177.69	198.14
66	108.26	124.61	131.71	138.39	150.89	162.70	174.13	185.36	207.65
67	111.61	128.66	136.13	143.18	156.47	169.13	181.46	193.66	218.00
68	115.10	132.93	140.81	148.28	162.47	176.10	189.46	202.74	229.42
69	118.77	137.49	145.83	153.80	169.03	183.77	198.33	212.87	242.24
70	122.66	142.40	151.29	159.83	176.28	192.34	208.29	224.30	256.82
71	126.79	147.71	157.25	166.45	184.33	201.93	219.52	237.27	273.45
72	131.16	153.45	163.72	173.70	193.25	212.64	232.15	251.91	292.35
73	135.77	159.60	170.71	181.58	203.03	224.49	246.21	268.28	313.58
74	140.58	166.11	178.16	190.02	213.61	237.39	261.58	286.25	336.96
75	145.57	172.96	186.03	198.99	224.93	251.27	278.18	305.68	362.27
76	150.74	180.13	194.33	208.48	236.99	266.10	295.95	326.50	389.34
77	156.12	187.70	203.12	218.56	249.86	281.97	314.97	348.75	418.10
78	161.78	195.78	212.55	229.41	263.76	299.12	335.47	372.66	448.73
79	167.86	204.58	222.85	241.31	279.06	317.99	357.99	398.81	481.90
80	174.46	214.29	234.29	254.57	296.15	339.07	383.08	427.84	518.41
81	181.65	225.06	247.05	269.41	315.35	362.75	411.19	460.25	558.95
82	189.49	236.99	261.24	285.98	336.88	389.29	442.67	496.49	604.23
83	197.93	250.03	276.85	304.26	360.68	418.66	477.46	536.54	654.37
84	206.88	264.04	293.66	323.99	386.40	450.36	514.99	579.70	708.53
85	216.26	278.86	311.49	344.93	413.70	483.92	554.63	625.27	765.84
86	226.03	294.40	330.19	366.89	442.23	518.89	595.84	672.60	825.38
87	236.21	310.64	349.73	389.81	471.87	555.05	638.32	721.36	886.67
88	246.89	327.68	370.20	413.73	502.59	592.31	681.98	771.40	948.68
89	258.28	345.78	391.83	438.88	534.56	630.83	726.96	822.88	980.64
90	270.83	365.46	415.14	465.74	568.21	671.03	773.74	876.26	980.64

60

Target Premium Rates (per $1,000 of policy face amount) - Female

	Preferred or
Class:	Standard	A	B	C	D	E	F	G	H
Age:	100%	150%	175%	200%	250%	300%	350%	400%	500%
0	11.53	14.34	15.61	16.82	19.08	21.19	23.17	25.05	28.58
1	11.53	14.22	15.43	16.58	18.71	20.67	22.51	24.25	27.47
2	11.85	14.59	15.82	16.98	19.13	21.12	22.97	24.72	27.95
3	12.20	14.99	16.24	17.42	19.60	21.61	23.49	25.25	28.51
4	12.57	15.42	16.69	17.88	20.10	22.14	24.04	25.82	29.11
5	12.96	15.86	17.15	18.37	20.63	22.69	24.62	26.42	29.74
6	13.36	16.33	17.64	18.88	21.18	23.28	25.22	27.05	30.41
7	13.79	16.82	18.16	19.43	21.76	23.90	25.88	27.73	31.14
8	14.23	17.33	18.71	20.00	22.38	24.55	26.56	28.45	31.90
9	14.70	17.87	19.28	20.60	23.03	25.24	27.29	29.21	32.72
10	15.18	18.44	19.88	21.23	23.71	25.97	28.06	30.01	33.58
11	15.69	19.03	20.50	21.88	24.42	26.73	28.87	30.85	34.49
12	16.22	19.64	21.16	22.57	25.17	27.53	29.71	31.74	35.45
13	16.76	20.28	21.83	23.28	25.93	28.35	30.57	32.64	36.42
14	17.33	20.93	22.52	24.00	26.72	29.19	31.46	33.57	37.43
15	17.90	21.60	23.23	24.75	27.53	30.04	32.36	34.51	38.44
16	18.50	22.29	23.96	25.51	28.35	30.91	33.28	35.47	39.46
17	19.11	23.00	24.70	26.28	29.18	31.80	34.21	36.44	40.50
18	19.74	23.72	25.46	27.08	30.04	32.71	35.15	37.42	41.55
19	20.39	24.47	26.24	27.90	30.92	33.64	36.13	38.44	42.62
20	21.06	25.23	27.05	28.74	31.82	34.59	37.13	39.47	43.72
21	21.76	26.03	27.89	29.61	32.75	35.57	38.15	40.54	44.85
22	22.48	26.85	28.75	30.51	33.72	36.59	39.22	41.64	46.01
23	23.22	27.71	29.65	31.45	34.72	37.65	40.32	42.78	47.22
24	24.00	28.59	30.58	32.42	35.76	38.74	41.46	43.97	48.48
25	24.80	29.51	31.54	33.42	36.83	39.87	42.64	45.19	49.78
26	25.64	30.46	32.54	34.47	37.94	41.05	43.87	46.47	51.13
27	26.50	31.45	33.58	35.55	39.10	42.27	45.14	47.78	52.52
28	27.40	32.47	34.65	36.66	40.30	43.53	46.46	49.15	53.97
29	28.33	33.53	35.76	37.82	41.53	44.83	47.82	50.56	55.47
30	29.29	34.63	36.91	39.02	42.81	46.18	49.23	52.02	57.02
31	30.29	35.76	38.10	40.26	44.14	47.58	50.69	53.53	58.62
32	31.32	36.93	39.33	41.54	45.51	49.02	52.19	55.09	60.27
33	32.39	38.15	40.61	42.87	46.92	50.51	53.75	56.71	61.99
34	33.50	39.41	41.93	44.24	48.40	52.07	55.38	58.40	63.79
35	34.64	40.71	43.30	45.67	49.92	53.67	57.05	60.14	65.64
36	35.83	42.06	44.71	47.14	51.50	55.34	58.80	61.96	67.58
37	37.06	43.46	46.17	48.66	53.12	57.06	60.60	63.83	69.58
38	38.32	44.89	47.68	50.23	54.80	58.82	62.44	65.75	71.63
39	39.62	46.36	49.22	51.83	56.51	60.63	64.34	67.72	73.74
40	40.96	47.87	50.80	53.47	58.26	62.47	66.27	69.72	75.88
41	42.33	49.41	52.41	55.15	60.04	64.35	68.22	71.76	78.05
42	43.73	50.99	54.05	56.85	61.85	66.25	70.20	73.81	80.24
43	45.17	52.59	55.72	58.58	63.69	68.17	72.21	75.89	82.44
44	46.64	54.23	57.43	60.35	65.56	70.14	74.25	78.00	84.68
45	48.15	55.92	59.18	62.16	67.47	72.13	76.33	80.15	86.97
46	49.70	57.64	60.97	64.01	69.42	74.18	78.45	82.34	89.29
47	51.30	59.41	62.81	65.91	71.42	76.27	80.62	84.59	91.68
48	52.95	61.23	64.70	67.86	73.48	78.42	82.85	86.90	94.14
49	54.64	63.10	66.64	69.86	75.59	80.63	85.15	89.28	96.67
50	56.38	65.02	68.63	71.91	77.76	82.89	87.51	91.72	99.28

61

Target Premium Rates (per $1,000 of policy face amount) - Female

	Preferred or
Class:	Standard	A	B	C	D	E	F	G	H
Age:	100%	150%	175%	200%	250%	300%	350%	400%	500%
51	58.16	66.99	70.67	74.02	79.98	85.22	89.93	94.23	101.96
52	60.00	69.01	72.77	76.19	82.26	87.60	92.41	96.81	104.73
53	61.89	71.08	74.91	78.40	84.60	90.04	94.95	99.45	107.56
54	63.81	73.19	77.09	80.64	86.96	92.51	97.52	102.12	110.41
55	65.79	75.34	79.32	82.93	89.36	95.02	100.12	104.81	113.30
56	67.80	77.54	81.58	85.26	91.81	97.56	102.77	107.55	116.23
57	69.88	79.79	83.91	87.65	94.31	100.17	105.47	110.36	119.23
58	72.02	82.12	86.31	90.12	96.90	102.88	108.30	113.29	122.39
59	74.24	84.55	88.83	92.72	99.64	105.75	111.30	116.43	125.80
60	76.56	87.10	91.47	95.45	102.55	108.83	114.54	119.83	129.54
61	78.99	89.78	94.27	98.36	105.66	112.14	118.05	123.55	133.69
62	81.51	92.59	97.21	101.42	108.97	115.69	121.84	127.59	138.25
63	84.13	95.53	100.29	104.64	112.45	119.45	125.89	131.93	143.20
64	86.82	98.54	103.45	107.95	116.06	123.36	130.11	136.47	148.42
65	89.57	101.63	106.70	111.35	119.77	127.39	134.47	141.17	153.85
66	92.39	104.79	110.02	114.83	123.59	131.54	138.97	146.04	159.51
67	95.27	108.04	113.44	118.43	127.54	135.86	143.67	151.15	165.48
68	98.27	111.43	117.03	122.22	131.72	140.46	148.71	156.65	171.95
69	101.42	115.05	120.88	126.30	136.29	145.53	154.31	162.80	179.30
70	104.77	118.96	125.08	130.78	141.37	151.24	160.68	169.87	187.84
71	108.34	123.22	129.68	135.75	147.07	157.73	168.01	178.06	197.89
72	112.16	127.86	134.74	141.24	153.48	165.12	176.42	187.55	209.68
73	116.22	132.87	140.25	147.27	160.61	173.41	185.95	198.40	223.31
74	120.49	138.23	146.19	153.81	168.43	182.60	196.60	210.58	238.78
75	124.96	143.92	152.54	160.84	176.92	192.66	208.33	224.07	256.05
76	129.64	149.96	159.31	168.39	186.12	203.64	221.21	238.96	275.18
77	134.56	156.41	166.60	176.55	196.14	215.68	235.40	255.40	296.36
78	139.79	163.39	174.53	185.49	207.23	229.09	251.25	273.79	320.03
79	145.44	171.08	183.34	195.47	219.72	244.26	269.24	294.70	346.86
80	151.61	179.65	193.24	206.76	233.98	261.68	289.94	318.75	377.61
81	158.38	189.27	204.42	219.60	250.33	281.73	313.82	346.48	412.93
82	165.80	200.04	217.04	234.17	269.02	304.74	341.24	378.31	453.28
83	173.89	212.00	231.15	250.53	290.15	330.83	372.33	414.34	498.82
84	182.63	225.13	246.72	268.66	313.64	359.84	406.85	454.24	549.07
85	192.01	239.43	263.74	288.54	339.44	391.66	444.59	497.74	603.68
86	202.05	254.93	282.26	310.18	367.53	426.17	485.36	544.59	662.37
87	212.85	271.74	302.36	333.69	397.92	463.33	529.07	594.66	725.03
88	224.51	290.02	324.22	359.20	430.73	503.19	575.73	648.00	791.71
89	237.28	310.07	348.15	387.03	466.18	545.95	625.56	704.87	862.63
90	251.59	332.45	374.69	417.67	504.71	591.99	679.03	765.80	937.22

62

Target Premium Rates (per $1,000 of policy face amount) - Unisex

	Preferred or
Class:	Standard	A	B	C	D	E	F	G	H
Age:	100%	150%	175%	200%	250%	300%	350%	400%	500%
0	13.52	16.86	18.36	19.78	22.43	24.89	27.20	29.39	33.48
1	13.43	16.60	18.01	19.33	21.79	24.04	26.14	28.11	31.76
2	13.81	17.03	18.46	19.80	22.29	24.56	26.67	28.66	32.32
3	14.22	17.50	18.95	20.32	22.84	25.14	27.28	29.28	32.97
4	14.65	17.99	19.47	20.86	23.41	25.74	27.91	29.93	33.65
5	15.10	18.51	20.02	21.43	24.02	26.39	28.58	30.63	34.38
6	15.57	19.06	20.59	22.03	24.67	27.08	29.30	31.38	35.18
7	16.07	19.64	21.21	22.68	25.37	27.82	30.07	32.18	36.04
8	16.60	20.26	21.86	23.36	26.11	28.61	30.91	33.06	36.98
9	17.16	20.91	22.55	24.09	26.91	29.46	31.81	34.00	38.00
10	17.74	21.59	23.28	24.86	27.74	30.36	32.76	35.00	39.09
11	18.35	22.31	24.05	25.67	28.63	31.31	33.77	36.06	40.25
12	18.98	23.06	24.84	26.50	29.54	32.29	34.82	37.17	41.46
13	19.63	23.82	25.65	27.36	30.48	33.30	35.89	38.30	42.70
14	20.29	24.59	26.47	28.22	31.42	34.30	36.96	39.42	43.92
15	20.95	25.37	27.29	29.08	32.35	35.29	38.00	40.52	45.10
16	21.62	26.13	28.10	29.93	33.26	36.26	39.01	41.57	46.23
17	22.29	26.90	28.91	30.77	34.15	37.20	40.00	42.59	47.30
18	22.97	27.67	29.71	31.60	35.03	38.12	40.95	43.56	48.32
19	23.66	28.45	30.52	32.44	35.92	39.04	41.89	44.53	49.32
20	24.37	29.25	31.35	33.29	36.81	39.96	42.84	45.50	50.31
21	25.11	30.06	32.20	34.16	37.73	40.91	43.80	46.47	51.30
22	25.87	30.91	33.08	35.07	38.67	41.88	44.80	47.49	52.33
23	26.66	31.80	34.00	36.02	39.67	42.91	45.85	48.56	53.42
24	27.49	32.73	34.97	37.02	40.72	44.00	46.97	49.69	54.57
25	28.36	33.71	35.98	38.07	41.82	45.14	48.14	50.88	55.80
26	29.27	34.73	37.05	39.18	42.99	46.35	49.39	52.16	57.12
27	30.23	35.81	38.18	40.34	44.22	47.63	50.71	53.52	58.53
28	31.22	36.94	39.35	41.56	45.51	48.98	52.11	54.96	60.03
29	32.26	38.12	40.59	42.84	46.87	50.40	53.58	56.47	61.61
30	33.35	39.34	41.87	44.17	48.28	51.89	55.12	58.05	63.27
31	34.47	40.62	43.21	45.56	49.76	53.44	56.73	59.72	65.02
32	35.64	41.95	44.60	47.01	51.29	55.05	58.40	61.45	66.84
33	36.85	43.33	46.04	48.51	52.89	56.72	60.14	63.25	68.74
34	38.11	44.75	47.53	50.06	54.54	58.46	61.95	65.12	70.72
35	39.41	46.23	49.08	51.67	56.26	60.26	63.83	67.07	72.78
36	40.76	47.76	50.68	53.33	58.03	62.13	65.78	69.08	74.92
37	42.15	49.34	52.34	55.05	59.87	64.06	67.79	71.17	77.14
38	43.58	50.96	54.04	56.82	61.75	66.04	69.86	73.32	79.43
39	45.06	52.64	55.79	58.65	63.69	68.09	72.00	75.54	81.79
40	46.58	54.36	57.59	60.51	65.68	70.18	74.18	77.81	84.21
41	48.14	56.12	59.43	62.43	67.72	72.33	76.42	80.13	86.69
42	49.75	57.93	61.32	64.39	69.81	74.51	78.71	82.50	89.22
43	51.40	59.78	63.25	66.40	71.94	76.76	81.04	84.93	91.81
44	53.08	61.68	65.23	68.45	74.12	79.04	83.43	87.41	94.45
45	54.82	63.62	67.26	70.55	76.35	81.39	85.88	89.95	97.18
46	56.60	65.62	69.34	72.70	78.63	83.79	88.38	92.55	99.96
47	58.43	67.66	71.47	74.91	80.98	86.25	90.95	95.23	102.83
48	60.31	69.76	73.66	77.18	83.39	88.78	93.60	97.99	105.80
49	62.25	71.93	75.92	79.52	85.88	91.41	96.36	100.86	108.91
50	64.24	74.15	78.24	81.93	88.45	94.13	99.21	103.85	112.16
63

Target Premium Rates (per $1,000 of policy face amount) - Unisex

	Preferred or
Class:	Standard	A	B	C	D	E	F	G	H
Age:	100%	150%	175%	200%	250%	300%	350%	400%	500%
51	66.29	76.45	80.64	84.42	91.11	96.95	102.18	106.97	115.57
52	68.40	78.82	83.11	86.99	93.86	99.87	105.27	110.21	119.15
53	70.57	81.24	85.65	89.63	96.70	102.89	108.46	113.59	122.89
54	72.79	83.73	88.25	92.34	99.61	105.99	111.76	117.08	126.77
55	75.05	86.27	90.91	95.11	102.58	109.17	115.15	120.67	130.78
56	77.37	88.87	93.62	97.95	105.64	112.45	118.64	124.38	134.95
57	79.74	91.52	96.41	100.85	108.78	115.81	122.24	128.22	139.29
58	82.18	94.26	99.28	103.85	112.03	119.32	126.00	132.25	143.87
59	84.69	97.10	102.26	106.98	115.44	123.02	129.99	136.54	148.79
60	87.29	100.05	105.37	110.25	119.03	126.93	134.24	141.14	154.13
61	89.98	103.12	108.63	113.69	122.83	131.11	138.80	146.11	159.95
62	92.77	106.32	112.04	117.30	126.86	135.56	143.70	151.47	166.31
63	95.64	109.66	115.59	121.08	131.10	140.29	148.94	157.24	173.22
64	98.59	113.10	119.28	125.01	135.55	145.27	154.49	163.39	180.65
65	101.62	116.65	123.10	129.09	140.19	150.50	160.35	169.90	188.58
66	104.73	120.32	127.05	133.34	145.04	156.00	166.54	176.82	197.07
67	107.94	124.13	131.17	137.78	150.16	161.85	173.15	184.25	206.25
68	111.26	128.13	135.52	142.50	155.64	168.14	180.31	192.33	216.32
69	114.76	132.39	140.19	147.58	161.61	175.06	188.25	201.34	227.61
70	118.46	136.98	145.24	153.13	168.20	182.77	197.15	211.50	240.47
71	122.38	141.94	150.75	159.21	175.52	191.42	207.21	223.05	255.19
72	126.53	147.28	156.74	165.88	183.62	201.08	218.53	236.12	271.98
73	130.91	153.01	163.21	173.12	192.52	211.78	231.15	250.76	290.90
74	135.49	159.08	170.10	180.88	202.15	223.43	244.97	266.87	311.82
75	140.23	165.46	177.38	189.12	212.46	235.98	259.92	284.33	334.56
76	145.14	172.16	185.06	197.85	223.45	249.43	275.97	303.11	359.00
77	150.26	179.22	193.21	207.14	235.20	263.86	293.22	323.28	385.14
78	155.66	186.78	201.96	217.16	247.95	279.52	311.94	345.12	413.23
79	161.46	195.02	211.56	228.20	262.06	296.88	332.65	369.21	443.94
80	167.76	204.14	222.25	240.54	277.90	316.40	355.91	396.18	478.06
81	174.65	214.29	234.21	254.41	295.80	338.47	382.17	426.56	516.24
82	182.17	225.57	247.59	269.98	315.98	363.38	411.79	460.76	559.13
83	190.31	237.97	262.36	287.24	338.42	391.11	444.73	498.75	606.79
84	198.98	251.36	278.38	306.00	362.87	421.29	480.51	539.96	658.50
85	208.15	265.68	295.55	326.14	389.11	453.60	518.72	583.92	713.71
86	217.79	280.85	313.77	347.51	416.86	487.64	558.84	629.97	771.52
87	227.98	296.96	333.10	370.16	446.16	523.38	600.83	678.10	831.94
88	238.81	314.11	353.66	394.18	476.99	560.76	644.57	728.15	894.61
89	250.53	332.62	375.76	419.86	509.62	600.05	690.37	780.47	959.23
90	263.57	353.02	399.93	447.71	544.51	641.67	738.70	835.57	980.64

64

APPENDIX B

APPLICABLE PERCENTAGES (for Life Insurance Definition Test)

Guideline Premium/Cash Value Corridor Test

Insured’s	Percentage of	Insured’s	Percentage of	Insured’s	Percentage of
Attained Age	Surrender Value	Attained Age	Surrender Value	Attained Age	Surrender Value
20	250.00	47	203.00	74	107.00
21	250.00	48	197.00	75	105.00
22	250.00	49	191.00	76	105.00
23	250.00	50	185.00	77	105.00
24	250.00	51	178.00	78	105.00
25	250.00	52	171.00	79	105.00
26	250.00	53	164.00	80	105.00
27	250.00	54	157.00	81	105.00
28	250.00	55	150.00	82	105.00
29	250.00	56	146.00	83	105.00
30	250.00	57	142.00	84	105.00
31	250.00	58	138.00	85	105.00
32	250.00	59	134.00	86	105.00
33	250.00	60	130.00	87	105.00
34	250.00	61	128.00	88	105.00
35	250.00	62	126.00	89	105.00
36	250.00	63	124.00	90	105.00
37	250.00	64	122.00	91	104.00
38	250.00	65	120.00	92	103.00
39	250.00	66	119.00	93	102.00
40	250.00	67	118.00	94	101.00
41	243.00	68	117.00	95	101.00
42	236.00	69	116.00	96	101.00
43	229.00	70	115.00	97	101.00
44	222.00	71	113.00	98	101.00
45	215.00	72	111.00	99	101.00
46	209.00	73	109.00

65

Cash Value Accumulation Test - Male

Risk
Class:
Attained	Preferred or
Age:	Standard	A	B	C	D	E	F	G	H
20	639.37%	534.87%	499.92%	471.57%	427.89%	395.39%	369.97%	349.40%	317.80%
21	621.01%	520.61%	487.03%	459.79%	417.81%	386.56%	362.12%	342.32%	311.91%
22	603.00%	506.56%	474.31%	448.14%	407.80%	377.76%	354.27%	335.24%	305.99%
23	585.25%	492.64%	461.66%	436.52%	397.78%	368.92%	346.35%	328.06%	299.94%
24	567.76%	478.82%	449.08%	424.94%	387.73%	360.02%	338.34%	320.77%	293.76%
25	550.50%	465.11%	436.55%	413.38%	377.66%	351.05%	330.24%	313.37%	287.43%
26	533.49%	451.50%	424.08%	401.84%	367.55%	342.01%	322.03%	305.84%	280.93%
27	516.76%	438.04%	411.72%	390.37%	357.45%	332.95%	313.77%	298.23%	274.33%
28	500.37%	424.80%	399.53%	379.03%	347.44%	323.92%	305.52%	290.61%	267.68%
29	484.35%	411.79%	387.54%	367.86%	337.55%	314.98%	297.32%	283.02%	261.02%
30	468.73%	399.07%	375.79%	356.91%	327.82%	306.16%	289.22%	275.50%	254.40%
31	453.53%	386.65%	364.31%	346.19%	318.27%	297.49%	281.25%	268.08%	247.85%
32	438.79%	374.58%	353.14%	335.74%	308.96%	289.03%	273.44%	260.82%	241.42%
33	424.48%	362.84%	342.26%	325.57%	299.87%	280.75%	265.81%	253.70%	235.10%
34	410.64%	351.47%	331.72%	315.71%	291.05%	272.71%	258.38%	246.77%	228.94%
35	397.25%	340.46%	321.50%	306.14%	282.49%	264.90%	251.15%	240.03%	222.94%
36	384.33%	329.81%	311.63%	296.88%	274.20%	257.33%	244.15%	233.49%	217.11%
37	371.86%	319.54%	302.08%	287.94%	266.18%	250.01%	237.38%	227.15%	211.47%
38	359.85%	309.63%	292.89%	279.32%	258.46%	242.95%	230.84%	221.05%	206.02%
39	348.28%	300.10%	284.04%	271.03%	251.02%	236.15%	224.55%	215.17%	200.77%
40	337.17%	290.93%	275.53%	263.05%	243.87%	229.62%	218.50%	209.51%	195.73%
41	326.48%	282.12%	267.35%	255.38%	237.00%	223.35%	212.70%	204.09%	190.90%
42	316.22%	273.67%	259.50%	248.03%	230.41%	217.33%	207.14%	198.89%	186.27%
43	306.36%	265.54%	251.96%	240.97%	224.08%	211.56%	201.79%	193.91%	181.83%
44	296.89%	257.74%	244.72%	234.19%	218.01%	206.02%	196.68%	189.13%	177.58%
45	287.78%	250.25%	237.77%	227.68%	212.19%	200.71%	191.76%	184.54%	173.50%
46	279.04%	243.05%	231.09%	221.43%	206.59%	195.61%	187.05%	180.15%	169.60%
47	270.63%	236.13%	224.68%	215.42%	201.22%	190.71%	182.53%	175.93%	165.85%
48	262.54%	229.48%	218.51%	209.64%	196.05%	186.00%	178.18%	171.87%	162.25%
49	254.76%	223.07%	212.57%	204.08%	191.08%	181.46%	173.99%	167.97%	158.78%
50	247.28%	216.92%	206.86%	198.73%	186.30%	177.11%	169.96%	164.22%	155.45%
51	240.08%	210.99%	201.36%	193.59%	181.69%	172.91%	166.09%	160.60%	152.24%
52	233.17%	205.31%	196.09%	188.65%	177.28%	168.89%	162.38%	157.14%	149.17%
53	226.54%	199.86%	191.04%	183.93%	173.06%	165.04%	158.83%	153.84%	146.24%
54	220.19%	194.64%	186.21%	179.41%	169.02%	161.37%	155.45%	150.69%	143.45%
55	214.12%	189.67%	181.60%	175.10%	165.18%	157.88%	152.23%	147.70%	140.81%
56	208.30%	184.91%	177.20%	170.99%	161.52%	154.56%	149.17%	144.85%	138.30%
57	202.74%	180.36%	172.99%	167.06%	158.03%	151.39%	146.26%	142.15%	135.93%
58	197.41%	176.01%	168.97%	163.31%	154.69%	148.37%	143.49%	139.58%	133.66%
59	192.30%	171.83%	165.11%	159.71%	151.50%	145.48%	140.83%	137.12%	131.50%
60	187.39%	167.83%	161.41%	156.26%	148.43%	142.70%	138.29%	134.76%	129.43%
61	182.68%	163.99%	157.87%	152.96%	145.50%	140.05%	135.86%	132.51%	127.46%
62	178.18%	160.32%	154.48%	149.80%	142.70%	137.52%	133.53%	130.35%	125.57%
63	173.87%	156.81%	151.24%	146.78%	140.03%	135.10%	131.32%	128.31%	123.78%
64	169.75%	153.47%	148.17%	143.92%	137.50%	132.82%	129.23%	126.38%	122.09%
65	165.83%	150.30%	145.24%	141.20%	135.10%	130.66%	127.26%	124.56%	120.51%
66	162.10%	147.29%	142.47%	138.63%	132.83%	128.62%	125.40%	122.85%	119.02%
67	158.55%	144.42%	139.84%	136.18%	130.68%	126.69%	123.65%	121.23%	117.62%
68	155.15%	141.69%	137.33%	133.86%	128.64%	124.86%	121.98%	119.70%	116.30%
66

Cash Value Accumulation Test - Male

Risk
Class:
Attained	Preferred or
Age:	Standard	A	B	C	D	E	F	G	H
69	151.90%	139.08%	134.93%	131.64%	126.68%	123.11%	120.39%	118.25%	115.05%
70	148.80%	136.58%	132.64%	129.51%	124.82%	121.44%	118.88%	116.85%	113.85%
71	145.83%	134.19%	130.45%	127.48%	123.04%	119.85%	117.43%	115.52%	112.70%
72	143.00%	131.93%	128.37%	125.56%	121.35%	118.33%	116.05%	114.26%	111.61%
73	140.33%	129.79%	126.41%	123.74%	119.76%	116.91%	114.76%	113.07%	110.58%
74	137.81%	127.78%	124.58%	122.05%	118.28%	115.59%	113.56%	111.97%	109.63%
75	135.45%	125.92%	122.88%	120.48%	116.91%	114.37%	112.46%	110.97%	108.77%
76	133.24%	124.18%	121.30%	119.03%	115.66%	113.26%	111.46%	110.05%	107.99%
77	131.17%	122.56%	119.83%	117.68%	114.50%	112.24%	110.54%	109.22%	107.28%
78	129.21%	121.05%	118.46%	116.43%	113.42%	111.29%	109.70%	108.45%	106.64%
79	127.36%	119.61%	117.16%	115.24%	112.41%	110.40%	108.90%	107.74%	106.04%
80	125.59%	118.24%	115.93%	114.11%	111.44%	109.56%	108.15%	107.06%	105.47%
81	123.91%	116.94%	114.75%	113.04%	110.52%	108.76%	107.44%	106.42%	104.93%
82	122.31%	115.71%	113.64%	112.02%	109.65%	107.99%	106.76%	105.80%	104.42%
83	120.81%	114.55%	112.60%	111.07%	108.83%	107.27%	106.11%	105.22%	103.93%
84	119.41%	113.48%	111.63%	110.19%	108.08%	106.61%	105.52%	104.69%	103.48%
85	118.11%	112.50%	110.75%	109.38%	107.39%	106.01%	104.99%	104.20%	103.07%
86	116.91%	111.61%	109.95%	108.65%	106.77%	105.47%	104.51%	103.77%	102.71%
87	115.79%	110.79%	109.21%	107.99%	106.21%	104.98%	104.08%	103.38%	102.39%
88	114.74%	110.03%	108.55%	107.39%	105.71%	104.55%	103.69%	103.04%	102.11%
89	113.74%	109.32%	107.93%	106.84%	105.25%	104.15%	103.34%	102.73%	101.97%
90	112.77%	108.65%	107.34%	106.32%	104.82%	103.78%	103.02%	102.44%	101.00%
91	111.80%	108.00%	106.78%	105.82%	104.42%	103.44%	102.72%	102.18%	101.00%
92	110.82%	107.34%	106.22%	105.33%	104.02%	103.11%	102.44%	101.97%	101.00%
93	109.79%	106.66%	105.64%	104.82%	103.62%	102.78%	102.16%	101.00%	101.00%
94	108.68%	105.91%	105.00%	104.27%	103.19%	102.42%	101.97%	101.00%	101.00%
95	107.47%	105.07%	104.28%	103.64%	102.69%	102.01%	101.00%	101.00%	101.00%
96	106.16%	104.13%	103.48%	102.92%	102.13%	101.97%	101.00%	101.00%	101.00%
97	104.76%	103.10%	102.60%	102.13%	101.97%	101.00%	101.00%	101.00%	101.00%
98	103.33%	102.02%	101.97%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%
99	101.97%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
100+	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

67

Cash Value Accumulation Test - Female

Risk
Class:
Attained	Preferred or
Age:	Standard	A	B	C	D	E	F	G	H
20	762.99%	637.79%	595.38%	560.82%	507.35%	467.43%	436.19%	410.90%	372.11%
21	738.68%	618.38%	577.63%	544.40%	492.99%	454.60%	424.55%	400.21%	362.87%
22	715.05%	599.48%	560.31%	528.38%	478.96%	442.04%	413.13%	389.71%	353.78%
23	692.09%	581.06%	543.43%	512.74%	465.23%	429.74%	401.94%	379.41%	344.84%
24	669.78%	563.13%	526.97%	497.48%	451.82%	417.70%	390.96%	369.30%	336.05%
25	648.14%	545.70%	510.96%	482.63%	438.74%	405.94%	380.24%	359.41%	327.43%
26	627.11%	528.72%	495.35%	468.13%	425.96%	394.44%	369.73%	349.71%	318.95%
27	606.71%	512.22%	480.16%	454.01%	413.50%	383.20%	359.46%	340.21%	310.64%
28	586.92%	496.17%	465.39%	440.27%	401.34%	372.24%	349.42%	330.92%	302.49%
29	567.76%	480.61%	451.04%	426.91%	389.52%	361.56%	339.63%	321.85%	294.53%
30	549.18%	465.50%	437.10%	413.93%	378.02%	351.15%	330.08%	313.00%	286.74%
31	531.21%	450.86%	423.59%	401.33%	366.84%	341.03%	320.79%	304.38%	279.15%
32	513.81%	436.66%	410.48%	389.10%	355.98%	331.19%	311.75%	295.98%	271.74%
33	496.96%	422.89%	397.75%	377.23%	345.42%	321.61%	302.94%	287.79%	264.51%
34	480.65%	409.53%	385.39%	365.69%	335.14%	312.28%	294.35%	279.80%	257.43%
35	464.89%	396.62%	373.45%	354.53%	325.20%	303.25%	286.03%	272.05%	250.57%
36	449.66%	384.12%	361.87%	343.71%	315.55%	294.48%	277.94%	264.52%	243.89%
37	434.98%	372.07%	350.72%	333.29%	306.25%	286.02%	270.14%	257.26%	237.45%
38	420.85%	360.48%	339.98%	323.25%	297.30%	277.88%	262.63%	250.26%	231.25%
39	407.27%	349.33%	329.66%	313.60%	288.70%	270.06%	255.43%	243.55%	225.29%
40	394.23%	338.64%	319.77%	304.36%	280.46%	262.57%	248.53%	237.14%	219.61%
41	381.72%	328.39%	310.29%	295.51%	272.58%	255.41%	241.94%	231.01%	214.19%
42	369.72%	318.57%	301.21%	287.03%	265.04%	248.58%	235.65%	225.16%	209.03%
43	358.21%	309.16%	292.51%	278.91%	257.83%	242.04%	229.64%	219.58%	204.11%
44	347.14%	300.11%	284.14%	271.11%	250.90%	235.76%	223.88%	214.23%	199.39%
45	336.48%	291.40%	276.10%	263.61%	244.23%	229.72%	218.33%	209.09%	194.87%
46	326.22%	283.02%	268.35%	256.38%	237.82%	223.92%	213.00%	204.14%	190.52%
47	316.33%	274.93%	260.88%	249.41%	231.63%	218.31%	207.86%	199.38%	186.32%
48	306.78%	267.12%	253.67%	242.69%	225.66%	212.91%	202.90%	194.77%	182.27%
49	297.58%	259.60%	246.71%	236.20%	219.90%	207.69%	198.11%	190.33%	178.37%
50	288.71%	252.34%	240.01%	229.94%	214.34%	202.66%	193.49%	186.05%	174.61%
51	280.16%	245.35%	233.54%	223.92%	208.99%	197.82%	189.05%	181.93%	170.99%
52	271.93%	238.60%	227.31%	218.10%	203.83%	193.15%	184.77%	177.97%	167.51%
53	263.99%	232.11%	221.31%	212.50%	198.86%	188.65%	180.65%	174.15%	164.16%
54	256.36%	225.87%	215.54%	207.13%	194.09%	184.34%	176.70%	170.49%	160.96%
55	249.00%	219.85%	209.99%	201.95%	189.50%	180.20%	172.90%	166.98%	157.89%
56	241.92%	214.06%	204.64%	196.96%	185.08%	176.20%	169.25%	163.61%	154.94%
57	235.07%	208.46%	199.46%	192.14%	180.81%	172.34%	165.71%	160.34%	152.09%
58	228.45%	203.02%	194.44%	187.45%	176.65%	168.59%	162.27%	157.16%	149.31%
59	222.01%	197.74%	189.55%	182.88%	172.59%	164.91%	158.90%	154.04%	146.57%
60	215.77%	192.59%	184.78%	178.43%	168.62%	161.31%	155.60%	150.97%	143.88%
61	209.70%	187.58%	180.14%	174.08%	164.75%	157.79%	152.36%	147.96%	141.23%
62	203.84%	182.74%	175.64%	169.87%	160.98%	154.37%	149.21%	145.03%	138.65%
63	198.20%	178.06%	171.30%	165.81%	157.36%	151.07%	146.17%	142.21%	136.15%
64	192.79%	173.59%	167.16%	161.93%	153.90%	147.93%	143.27%	139.52%	133.78%
65	187.61%	169.33%	163.20%	158.24%	150.60%	144.94%	140.53%	136.98%	131.55%
66	182.67%	165.26%	159.43%	154.72%	147.47%	142.11%	137.93%	134.57%	129.45%
67	177.93%	161.37%	155.83%	151.36%	144.49%	139.41%	135.46%	132.29%	127.45%
68	173.38%	157.62%	152.37%	148.12%	141.62%	136.82%	133.09%	130.10%	125.55%
69	168.99%	154.01%	149.02%	145.00%	138.84%	134.30%	130.79%	127.97%	123.69%
68

Cash Value Accumulation Test - Female

Risk
Class:
Attained	Preferred or
Age:	Standard	A	B	C	D	E	F	G	H
70	164.74%	150.50%	145.77%	141.96%	136.14%	131.86%	128.55%	125.89%	121.87%
71	160.64%	147.11%	142.63%	139.02%	133.52%	129.48%	126.36%	123.87%	120.10%
72	156.70%	143.86%	139.61%	136.20%	131.00%	127.19%	124.26%	121.91%	118.38%
73	152.93%	140.75%	136.73%	133.50%	128.60%	125.01%	122.25%	120.05%	116.74%
74	149.37%	137.82%	134.02%	130.96%	126.34%	122.96%	120.37%	118.31%	115.21%
75	146.01%	135.06%	131.47%	128.59%	124.23%	121.05%	118.62%	116.69%	113.80%
76	142.84%	132.48%	129.09%	126.37%	122.27%	119.29%	117.01%	115.21%	112.51%
77	139.87%	130.07%	126.87%	124.31%	120.45%	117.66%	115.53%	113.84%	111.33%
78	137.06%	127.80%	124.78%	122.38%	118.76%	116.14%	114.15%	112.58%	110.24%
79	134.40%	125.66%	122.82%	120.56%	117.16%	114.72%	112.86%	111.40%	109.23%
80	131.87%	123.63%	120.96%	118.84%	115.66%	113.38%	111.65%	110.29%	108.28%
81	129.49%	121.72%	119.21%	117.22%	114.24%	112.11%	110.51%	109.24%	107.38%
82	127.23%	119.92%	117.56%	115.69%	112.91%	110.93%	109.43%	108.26%	106.54%
83	125.12%	118.24%	116.03%	114.28%	111.67%	109.82%	108.44%	107.35%	105.76%
84	123.16%	116.70%	114.62%	112.98%	110.54%	108.82%	107.53%	106.53%	105.06%
85	121.34%	115.28%	113.33%	111.79%	109.52%	107.91%	106.71%	105.78%	104.42%
86	119.66%	113.98%	112.15%	110.72%	108.59%	107.09%	105.98%	105.11%	103.86%
87	118.10%	112.79%	111.08%	109.74%	107.75%	106.36%	105.32%	104.52%	103.36%
88	116.64%	111.69%	110.10%	108.85%	107.00%	105.70%	104.73%	103.99%	102.91%
89	115.27%	110.68%	109.20%	108.03%	106.31%	105.10%	104.20%	103.51%	102.51%
90	113.97%	109.73%	108.36%	107.27%	105.67%	104.55%	103.72%	103.07%	102.16%
91	112.71%	108.83%	107.56%	106.56%	105.08%	104.04%	103.27%	102.68%	101.97%
92	111.48%	107.95%	106.80%	105.88%	104.52%	103.57%	102.85%	102.31%	101.00%
93	110.24%	107.08%	106.04%	105.21%	103.98%	103.11%	102.46%	101.97%	101.00%
94	108.97%	106.19%	105.27%	104.53%	103.43%	102.64%	102.06%	101.00%	101.00%
95	107.64%	105.23%	104.44%	103.80%	102.84%	102.16%	101.97%	101.00%	101.00%
96	106.24%	104.21%	103.56%	103.01%	102.21%	101.97%	101.00%	101.00%	101.00%
97	104.79%	103.13%	102.64%	102.17%	101.97%	101.00%	101.00%	101.00%	101.00%
98	103.34%	102.04%	101.97%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%
99	101.97%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
100+	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

69

Cash Value Accumulation Test – Unisex

Risk
Class:
Attained	Preferred or
Age:	Standard	A	B	C	D	E	F	G	H
20	660.51%	551.81%	515.46%	485.97%	440.56%	406.80%	380.43%	359.09%	326.35%
21	641.23%	536.78%	501.85%	473.50%	429.86%	397.39%	372.02%	351.49%	319.98%
22	622.33%	522.00%	488.43%	461.19%	419.25%	388.04%	363.65%	343.90%	313.59%
23	603.74%	507.36%	475.11%	448.95%	408.64%	378.66%	355.21%	336.24%	307.09%
24	585.45%	492.88%	461.91%	436.78%	398.07%	369.26%	346.74%	328.50%	300.49%
25	567.49%	478.59%	448.84%	424.71%	387.53%	359.86%	338.23%	320.72%	293.81%
26	549.81%	464.44%	435.87%	412.70%	377.00%	350.43%	329.66%	312.84%	287.00%
27	532.48%	450.50%	423.07%	400.82%	366.54%	341.04%	321.09%	304.94%	280.14%
28	515.51%	436.78%	410.45%	389.09%	356.18%	331.69%	312.55%	297.05%	273.24%
29	498.95%	423.35%	398.07%	377.56%	345.97%	322.46%	304.09%	289.21%	266.36%
30	482.82%	410.24%	385.96%	366.27%	335.95%	313.39%	295.75%	281.48%	259.55%
31	467.14%	397.44%	374.14%	355.23%	326.13%	304.48%	287.55%	273.85%	252.82%
32	451.93%	385.01%	362.63%	344.49%	316.55%	295.78%	279.54%	266.40%	246.22%
33	437.18%	372.92%	351.45%	334.03%	307.22%	287.28%	271.70%	259.09%	239.74%
34	422.91%	361.22%	340.61%	323.89%	298.16%	279.03%	264.09%	251.99%	233.43%
35	409.11%	349.88%	330.10%	314.06%	289.36%	271.01%	256.67%	245.08%	227.28%
36	395.79%	338.93%	319.94%	304.55%	280.85%	263.25%	249.50%	238.38%	221.31%
37	382.93%	328.35%	310.13%	295.35%	272.62%	255.74%	242.55%	231.89%	215.53%
38	370.55%	318.17%	300.68%	286.50%	264.70%	248.50%	235.86%	225.64%	209.96%
39	358.64%	308.36%	291.58%	277.98%	257.07%	241.54%	229.41%	219.61%	204.59%
40	347.20%	298.94%	282.84%	269.80%	249.74%	234.85%	223.23%	213.84%	199.45%
41	336.19%	289.89%	274.45%	261.94%	242.71%	228.43%	217.30%	208.30%	194.51%
42	325.63%	281.21%	266.40%	254.40%	235.97%	222.28%	211.62%	203.00%	189.80%
43	315.48%	272.87%	258.66%	247.16%	229.49%	216.38%	206.16%	197.91%	185.27%
44	305.74%	264.86%	251.24%	240.22%	223.28%	210.73%	200.94%	193.04%	180.95%
45	296.37%	257.16%	244.11%	233.54%	217.31%	205.29%	195.92%	188.36%	176.79%
46	287.36%	249.77%	237.25%	227.13%	211.59%	200.07%	191.11%	183.87%	172.81%
47	278.70%	242.66%	230.67%	220.97%	206.08%	195.06%	186.48%	179.56%	168.99%
48	270.37%	235.82%	224.33%	215.04%	200.79%	190.24%	182.03%	175.42%	165.32%
49	262.34%	229.23%	218.22%	209.33%	195.69%	185.59%	177.75%	171.42%	161.77%
50	254.63%	222.89%	212.35%	203.83%	190.78%	181.13%	173.63%	167.58%	158.37%
51	247.20%	216.79%	206.70%	198.55%	186.06%	176.83%	169.66%	163.89%	155.09%
52	240.07%	210.94%	201.28%	193.48%	181.53%	172.71%	165.86%	160.35%	151.96%
53	233.22%	205.32%	196.08%	188.61%	177.19%	168.76%	162.22%	156.96%	148.96%
54	226.66%	199.95%	191.10%	183.96%	173.04%	164.99%	158.75%	153.73%	146.10%
55	220.38%	194.81%	186.34%	179.52%	169.09%	161.40%	155.45%	150.66%	143.39%
56	214.36%	189.89%	181.80%	175.27%	165.31%	157.98%	152.30%	147.74%	140.82%
57	208.60%	185.18%	177.45%	171.22%	161.71%	154.71%	149.30%	144.96%	138.37%
58	203.06%	180.66%	173.27%	167.32%	158.25%	151.58%	146.43%	142.30%	136.04%
59	197.74%	176.32%	169.26%	163.59%	154.93%	148.58%	143.67%	139.74%	133.79%
60	192.62%	172.15%	165.41%	159.99%	151.74%	145.69%	141.02%	137.29%	131.64%
61	187.71%	168.14%	161.71%	156.54%	148.68%	142.92%	138.48%	134.93%	129.57%
62	182.99%	164.30%	158.16%	153.23%	145.74%	140.26%	136.04%	132.67%	127.59%
63	178.47%	160.62%	154.76%	150.07%	142.93%	137.72%	133.72%	130.52%	125.70%
64	174.16%	157.12%	151.53%	147.06%	140.27%	135.32%	131.52%	128.48%	123.92%
65	170.05%	153.78%	148.46%	144.20%	137.75%	133.05%	129.44%	126.57%	122.25%
66	166.14%	150.62%	145.55%	141.50%	135.36%	130.90%	127.48%	124.76%	120.69%
67	162.40%	147.60%	142.78%	138.92%	133.10%	128.87%	125.63%	123.06%	119.21%
68	158.82%	144.72%	140.13%	136.47%	130.94%	126.94%	123.87%	121.45%	117.82%
70

Cash Value Accumulation Test – Unisex

Risk
Class:
Attained	Preferred or
Age:	Standard	A	B	C	D	E	F	G	H
69	155.40%	141.96%	137.60%	134.12%	128.88%	125.09%	122.19%	119.90%	116.48%
70	152.11%	139.32%	135.17%	131.87%	126.90%	123.31%	120.58%	118.42%	115.20%
71	148.96%	136.78%	132.84%	129.71%	125.00%	121.61%	119.03%	117.00%	113.97%
72	145.96%	134.37%	130.63%	127.65%	123.20%	119.99%	117.56%	115.64%	112.80%
73	143.11%	132.08%	128.53%	125.71%	121.49%	118.46%	116.17%	114.36%	111.69%
74	140.42%	129.93%	126.56%	123.89%	119.90%	117.03%	114.87%	113.17%	110.66%
75	137.89%	127.93%	124.73%	122.20%	118.42%	115.72%	113.68%	112.08%	109.72%
76	135.52%	126.05%	123.02%	120.63%	117.06%	114.51%	112.59%	111.08%	108.87%
77	133.28%	124.30%	121.43%	119.17%	115.80%	113.39%	111.59%	110.17%	108.10%
78	131.18%	122.66%	119.94%	117.80%	114.62%	112.36%	110.66%	109.34%	107.39%
79	129.17%	121.10%	118.53%	116.51%	113.51%	111.39%	109.79%	108.55%	106.73%
80	127.26%	119.61%	117.18%	115.28%	112.46%	110.46%	108.97%	107.80%	106.10%
81	125.43%	118.19%	115.90%	114.10%	111.45%	109.57%	108.18%	107.09%	105.50%
82	123.70%	116.85%	114.68%	112.99%	110.49%	108.73%	107.42%	106.41%	104.93%
83	122.06%	115.59%	113.54%	111.94%	109.59%	107.94%	106.71%	105.77%	104.39%
84	120.53%	114.41%	112.48%	110.97%	108.76%	107.21%	106.06%	105.18%	103.89%
85	119.11%	113.33%	111.51%	110.09%	108.00%	106.55%	105.47%	104.64%	103.44%
86	117.79%	112.34%	110.62%	109.28%	107.31%	105.95%	104.93%	104.16%	103.04%
87	116.55%	111.43%	109.81%	108.54%	106.69%	105.40%	104.45%	103.72%	102.67%
88	115.39%	110.58%	109.06%	107.87%	106.12%	104.91%	104.02%	103.33%	102.35%
89	114.28%	109.79%	108.36%	107.24%	105.60%	104.46%	103.62%	102.98%	102.06%
90	113.20%	109.03%	107.70%	106.65%	105.12%	104.05%	103.26%	102.65%	101.97%
91	112.14%	108.30%	107.06%	106.09%	104.66%	103.65%	102.92%	102.35%	101.00%
92	111.07%	107.57%	106.43%	105.53%	104.21%	103.28%	102.59%	102.07%	101.00%
93	109.96%	106.82%	105.79%	104.97%	103.76%	102.90%	102.27%	101.97%	101.00%
94	108.79%	106.02%	105.10%	104.37%	103.28%	102.51%	101.97%	101.00%	101.00%
95	107.54%	105.14%	104.35%	103.70%	102.75%	102.07%	101.00%	101.00%	101.00%
96	106.19%	104.16%	103.51%	102.96%	102.16%	101.97%	101.00%	101.00%	101.00%
97	104.77%	103.11%	102.62%	102.15%	101.97%	101.00%	101.00%	101.00%	101.00%
98	103.34%	102.03%	101.97%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%
99	101.97%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
100+	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

71

ADDITIONAL INFORMATION

Additional information about the Policy is available in the Statement of Additional Information dated May 1, 2013 and which is part of this prospectus.

Your questions and/or requests for a free copy of the Statement of Additional Information or a free personalized illustration should be directed to: Principal Executive Variable Universal Life, Principal Financial Group, P.O. Box 10431, Des Moines, Iowa 50306-0431, 1-800-247-9988. You may also contact us through our internet site: www.principal.com

Information about the Policy (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C.

Information on the operation of the public reference room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the Policy are available on the Commission’s internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

Principal Executive Variable Universal Life

Investment Company Act File No. 333-81714

72

PART B

STATEMENT OF ADDITIONAL INFORMATION

PRINCIPAL EXECUTIVE VARIABLE UNIVERSAL LIFE

dated May 1, 2013

The Statement of Additional Information provides information about the Principal Executive Variable Universal Life Insurance Policy sponsored by Principal Life Insurance Company through its Principal Life Insurance Company Variable Life Separate Account.

This Statement of Additional Information is not a prospectus but does provide information that supplements the Policy’s Prospectus dated May 1, 2013. It should be read with that Prospectus which is available without charge. To request a copy of the Prospectus, please contact us at:

Principal Executive Variable Universal Life

Principal Financial Group

P.O. Box 10431

Des Moines, Iowa 50306-0431

Telephone: 1-800-247-9988

Fax: 1-515-235-9720

73

74

GENERAL INFORMATION AND HISTORY

The Company

Principal Life Insurance Company (the “Company”) is the issuer of the Principal Executive Variable Universal Life Insurance Policy (the “Policy”). The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines, Iowa 50306-0431. It is authorized to transact life and annuity business in all states of the United States and the District of Columbia. The Company is a wholly owned indirect subsidiary of Principal Financial Group, Inc., a publicly-traded company.

In 1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. It became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual insurance holding company structure took place in 1998, when the Company became a stock life insurance company. In 2001, the mutual insurance holding company converted to a stock company through a process called demutualization, resulting in the current organizational structure.

Principal Life Insurance Company Variable Life Separate Account

The separate account was established under Iowa law on November 2, 1987. It was then registered as a unit investment trust with the Securities Exchange Commission. This registration does not involve Securities Exchange Commission supervision of the investments or investment policies of the separate account.

All of the units of the Separate Account are owned by the Company. Policy owners may purchase units of the divisions of the Separate Account.

Independent Registered Public Accounting Firm

Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa, 50309, serves as the independent registered public accounting firm for Principal Life Insurance Company Variable Life Separate Account and the Company.

Underwriters

The principal underwriter of the Policy is Princor Financial Services Corporation (“Princor”) which is a wholly owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. Princor’s address is Princor Financial Services Corporation, 650 8th Street, Des Moines, IA 50392-0200. Princor was incorporated in Iowa in 1968 and is a securities broker-dealer registered with the Securities Exchange Commission as well as a member of the Financial Industry Regulatory Authority. The Policies may also be sold through other broker-dealers authorized by Princor and applicable law to do so.

The Policy’s offering to the public is continuous. As the principal underwriter, Princor is paid for the distribution of the Policy. For the last three fiscal years Princor has received and retained the following commissions:

2012 received/retained	2011 received/retained	2010 received/retained
$2,166.397/$0	$2,569,975/$0	$3,351,341/$0

Underwriting Procedures

Guaranteed maximum cost of insurance rates are based on 1980 CSO Mortality Table (the prevailing mortality table approved by the National Association of Insurance Commissioners), age nearest birthday, with distinction for the insured’s gender and smoking status.

PERFORMANCE DATA

The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its divisions.

The Policy was not offered prior to May 28, 2002.  The Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Policy as if the Policy had been issued on or after the date the underlying mutual fund in which such division invests was first offered. The hypothetical performance from the date of the inception of the underlying mutual fund is derived by reducing the actual performance of the underlying mutual fund by the fees and charges of the Policy as if it had been in existence. The yield and total return figures described below vary depending upon market conditions, the composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other products. The Separate Account may also quote rankings, yields or returns published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents historical performance and is not intended to indicate future performance.

From time to time the Principal Variable Contracts Fund, Inc. advertises its Money Market division’s “yield” and “effective yield.” Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated in the division over a seven day period (the period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated during that week is assumed to be generated each week over a 52-week period and is shown as a percentage. The “effective yield” is calculated similarly but, when annualized, the income earned in the division is assumed to be reinvested. The “effective yield” is slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the “yield” and “effective yield.” For the period ended December 31, 2012, the 7-day annualized and effective yields were 0.00% and 0.00%, respectively.

The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial premium of $1,000 to the ending redeemable policy value.

The performance information does not include any charges or fees that are deducted from your Policy. These are charges and fees such as the sales charge, charge for taxes, surrender charges, transfer fees (if any), cost of insurance charge, asset based charge, administrative charge, policy loan interest charge (if any), and charges for optional insurance benefits. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your Policy’s value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your Policy’s performance, you should obtain a personalized illustration based on historical underlying mutual fund performance from your financial adviser.

Following are the hypothetical average annual total returns for the periods ended December 31, 2012, assuming the Policy had been offered as of the effective dates of the underlying mutual funds in which the divisions invest:

Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
AllianceBernstein International Value	05/10/2001	15.12%	-9.32%	6.37%
American Century VP Income & Growth	10/30/1997	14.46%	0.60%	6.18%
American Century VP International	05/02/1994	21.19%	-2.35%	7.75%
American Century VP Mid Cap Value	10/29/2004	16.23%	6.09%	8.42%
American Century VP Ultra	05/01/2001	13.78%	0.85%	5.54%
American Century VP Value	05/01/1996	14.58%	2.74%	7.07%
American Century VP Vista	04/29/2005	15.44%	-3.81%	4.89%
Bond & Mortgage Securities	12/18/1987	7.54%	5.21%	4.62%
Bond Market Index	05/15/2012	2.10%
Calvert VP Russell 2000 Small Cap Index	04/27/2000	15.23%	2.71%	8.68%
Delaware Small Cap Value	05/01/2000	13.63%	6.21%	10.58%
Diversified International	05/02/1994	18.44%	-3.72%	9.32%
Dreyfus IP Core Value	05/01/1998	18.02%	-1.09%	5.89%
Dreyfus IP Technology Growth	08/31/1999	15.35%	4.88%	8.89%
Dreyfus Socially Responsible Growth	10/07/1993	11.70%	2.37%	6.13%
Dreyfus VIF Appreciation	04/05/1993	10.14%	3.43%	6.84%
Dreyfus VIF Opportunistic Small Cap	08/31/1990	20.24%	1.13%	4.11%
Dreyfus VIF Quality Bond	08/31/1990	6.70%	6.19%	4.81%
DWS Alternative Asset Allocation	01/30/2009	9.36%	10.87%
DWS Dreman Small Mid Cap Value	05/01/1996	13.38%	2.24%	10.80%
Equity Income	04/28/1998	13.01%	1.88%	8.83%
Fidelity VIP Asset Manager	09/06/1989	12.24%	2.62%	6.07%
Fidelity VIP Contrafund	01/03/1995	16.14%	0.49%	8.72%
Fidelity VIP Equity-Income	11/03/1986	17.05%	0.11%	6.43%
Fidelity VIP Growth	10/31/1986	14.40%	-0.91%	6.40%
Fidelity VIP High Income	10/01/1985	13.97%	7.61%	8.83%
Fidelity VIP Mid Cap	12/28/1998	14.56%	2.08%	11.32%
Franklin Income Securities	01/24/1989	12.65%	4.39%	8.77%
Franklin Mutual Global Discovery Securities	11/08/1996	13.36%	1.67%	10.21%
Franklin Mutual Shares Securities	11/08/1996	14.24%	-0.07%	6.64%
Franklin Rising Dividends Securities	01/27/1992	11.96%	4.14%	7.16%
Franklin Small Cap Value Securities	05/01/1998	18.39%	4.80%	9.88%
Franklin Strategic Income Securities	07/01/1999	12.75%	7.44%	8.18%
Franklin US Government	01/06/1999	1.89%	4.69%	4.21%
Goldman Sachs Structured Small Cap Equity	02/13/1998	12.83%	4.48%	7.72%
Government & High Quality Bond	05/06/1993	3.91%	5.42%	4.62%
International Emerging Markets	10/24/2000	20.80%	-1.93%	16.74%
Invesco Van Kampen VI American Franchise	07/03/1995	13.73%	1.61%	6.73%
Invesco Van Kampen VI Mid Cap Growth	09/25/2000	6.27%	0.44%	8.36%
Invesco VI Core Equity	05/02/1994	13.88%	2.25%	7.25%
Invesco VI Global Health Care	05/22/1997	20.90%	3.82%	7.75%
Invesco VI Global Real Estate	03/31/1998	28.12%	0.49%	11.57%
Invesco VI International Growth	05/05/1993	15.72%	-0.31%	10.58%
Invesco VI Mid Cap Core Equity	09/10/2001	10.62%	1.74%	7.42%
Invesco VI Small Cap Equity	08/29/2003	13.89%	3.90%	7.62%
Invesco VI Technology	05/21/1997	11.28%	2.28%	7.54%
Janus Aspen Balanced	12/31/1999	13.37%	5.54%	7.78%
Janus Aspen Enterprise	09/13/1993	16.99%	3.21%	11.38%
Janus Aspen Flexible Bond	12/31/1999	8.09%	8.15%	6.29%
Janus Aspen Overseas	12/31/1999	13.31%	-3.89%	12.48%
Janus Aspen Worldwide	12/31/1999	19.86%	-2.01%	4.75%
JP Morgan Core Bond	05/01/1997	5.33%	5.93%	5.07%
JP Morgan Small Cap Core	01/03/1995	19.73%	4.21%	9.08%
LargeCap Blend II	05/01/2002	15.20%	1.45%	6.47%
LargeCap Growth	05/02/1994	16.85%	-0.89%	7.22%
LargeCap Growth I	06/01/1994	16.38%	4.70%	7.95%
LargeCap Value	05/13/1970	18.58%	0.63%	6.42%
Legg Mason ClearBridge Small Cap Growth	11/08/1999	19.43%	5.11%	11.09%
MFS International Value	08/23/2001	15.93%	1.18%	11.09%
MFS VIT Global Equity	05/03/1999	22.98%	2.77%	9.59%
MFS VIT Growth	07/24/1995	17.07%	2.81%	9.07%
MFS VIT MidCap Growth	05/01/2000	16.42%	-0.71%	5.68%
MFS VIT New Discovery	05/01/1998	20.90%	7.71%	9.56%
MFS VIT Research International	04/28/2005	16.41%	-3.01%	4.57%
MFS VIT Value	01/02/2002	15.88%	1.10%	7.64%
MidCap Blend	12/18/1987	19.44%	7.25%	11.72%
Money Market	03/18/1983	0.00%	0.56%	1.65%
Neuberger Berman AMT Guardian	11/03/1997	12.73%	1.17%	7.88%
Neuberger Berman AMT Large Cap Value	03/22/1994	16.60%	-2.34%	7.54%
Neuberger Berman AMT Small-Cap Growth	07/11/2002	8.82%	-0.88%	3.84%
Northern Lights TOPS Protected Balanced ETF	06/09/2011	8.39%	4.55%
Northern Lights TOPS Protected Growth ETF	04/26/2011	8.20%	1.14%
Northern Lights TOPS Protected Moderate Growth	06/09/2011	8.70%	4.33%
Oppenheimer Main Street Small & Mid Cap	07/16/2001	17.67%	2.66%	9.29%
PIMCO VIT All Asset	04/30/2003	14.95%	6.28%	7.53%
PIMCO VIT Commodity Real Return Strategy	06/30/2004	5.39%	-0.71%	4.57%
PIMCO VIT Emerging Markets Bond	09/30/2002	17.56%	9.34%	11.44%
PIMCO VIT High Yield Portfolio	04/30/1998	14.33%	7.64%	8.62%
PIMCO VIT Real Return	09/30/1999	8.76%	7.62%	6.89%
PIMCO VIT Short-Term Portfolio	09/30/1999	2.78%	2.52%	2.72%
PIMCO VIT Total Return	12/31/1997	9.60%	7.92%	6.44%
Principal LifeTime 2010	08/30/2004	11.79%	2.23%	5.01%
Principal LifeTime 2020	08/30/2004	14.76%	1.86%	5.51%
Principal LifeTime 2030	08/30/2004	15.58%	1.23%	5.21%
Principal LifeTime 2040	08/30/2004	16.71%	0.95%	5.33%
Principal LifeTime 2050	08/30/2004	17.07%	0.71%	5.26%
Principal LifeTime Strategic Income	08/30/2004	9.65%	2.71%	4.60%
Putnam VT Growth & Income	02/01/1988	19.14%	0.67%	5.31%
Putnam VT International Equity	01/02/1997	22.22%	-4.80%	6.13%
Putnam VT Voyager	02/01/1988	14.23%	3.19%	6.08%
Real Estate Securities	05/01/1998	17.17%	6.79%	12.95%
SAM Balanced	06/03/1997	12.75%	3.41%	7.37%
SAM Conservative Balanced	04/23/1998	11.19%	4.48%	6.80%
SAM Conservative Growth	06/03/1997	14.18%	1.94%	7.59%
SAM Flexible Income	09/09/1997	10.64%	5.51%	6.34%
SAM Strategic Growth	06/03/1997	15.52%	1.02%	7.75%
Short-Term Income	01/12/1994	5.00%	3.93%	3.80%
SmallCap Blend	05/01/1998	14.71%	1.66%	8.12%
SmallCap Growth II	05/01/1998	16.29%	1.82%	8.02%
SmallCap Value I	05/01/1998	21.73%	3.21%	9.49%
T. Rowe Price Equity Income	04/30/2002	16.92%	1.17%	6.78%
Templeton Developing Markets Securities	03/04/1996	13.41%	-1.74%	13.90%
Templeton Foreign Securities	05/01/1992	18.55%	-1.26%	8.55%
Templeton Global Bond Securities	01/24/1989	15.12%	10.48%	10.87%
Van Eck VIP Global Hard Assets	09/01/1989	3.39%	-1.02%	16.71%
Vanguard VIF Balanced	05/23/1991	12.56%	4.28%	8.20%
Vanguard VIF Equity Index	04/29/1991	15.86%	1.59%	7.01%
Vanguard VIF MidCap Index	02/09/1999	15.82%	3.04%	9.94%
Wells Fargo Advantage VT Index Asset Allocation	04/15/1994	13.03%	2.22%	6.56%
Wells Fargo Advantage VT Intrinsic Value	05/06/1996	19.47%	-0.24%	5.93%
Wells Fargo Advantage VT Omega Growth	03/06/1997	20.39%	6.54%	9.63%

76

FINANCIAL STATEMENTS

77

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants

Principal Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the subaccounts of Principal Life Insurance Company Variable Life Separate Account (“Separate Account”), comprised of subaccounts as listed in the accompanying statements of assets and liabilities, as of December 31, 2012, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the fund companies or their transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Principal Life Insurance Company Variable Life Separate Account at December 31, 2012, the results of its operations and changes in its net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/Ernst & Young LLP

 April 25, 2013

78

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2012

	AllianceBernstein	AllianceBernstein
	Global Thematic	International
	Growth	Growth
	Class A	Class A
	Division	Division
Assets
Investments in shares of mutual funds, at market	$81,508	$434,203

Liabilities	—	—
Net assets	$81,508	$434,203

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$—	$—
Benefit Variable Universal Life II	3,128	25,338
Executive Variable Universal Life	—	—
Executive Variable Universal Life II	78,380	408,865
Flexible Variable Life	—	—
PrinFlex Life®	—	—
Survivorship Flexible Premium Variable Universal Life	—	—
Variable Universal Life Accumulator	—	—
Variable Universal Life Accumulator II	—	—
Variable Universal Life Income	—	—
Variable Universal Life Income II	—	—
Total net assets	$81,508	$434,203

Investments in shares of mutual funds, at cost	$78,495	$432,796
Shares of mutual fund owned	4,829	25,348
Accumulation units outstanding:
Benefit Variable Universal Life	—	—
Benefit Variable Universal Life II	306	2,793
Executive Variable Universal Life	—	—
Executive Variable Universal Life II	7,679	45,061
Flexible Variable Life	—	—
PrinFlex Life®	—	—
Survivorship Flexible Premium Variable Universal Life	—	—
Variable Universal Life Accumulator	—	—
Variable Universal Life Accumulator II	—	—
Variable Universal Life Income	—	—
Variable Universal Life Income II	—	—

Accumulation unit value:
Benefit Variable Universal Life	$—	$—
Benefit Variable Universal Life II	10.21	9.07
Executive Variable Universal Life	—	—
Executive Variable Universal Life II	10.21	9.07
Flexible Variable Life	—	—
PrinFlex Life®	—	—
Survivorship Flexible Premium Variable Universal Life	—	—
Variable Universal Life Accumulator	—	—
Variable Universal Life Accumulator II	—	—
Variable Universal Life Income	—	—
Variable Universal Life Income II	—	—

See accompanying notes.

79

			American	American	American
AllianceBernstein	AllianceBernstein	AllianceBernstein	Century VP	Century VP	Century VP	American
International	Small Cap	Small/Mid Cap	Income &	Income &	Inflation	Century VP
Value	Growth	Value	Growth	Growth	Protection	International
Class A	Class A	Class A	Class I	Class II	Class II	Class II
Division	Division	Division	Division	Division	Division	Division

$297,193	$783,435	$1,105,356	$2,507,753	$2,409,838	$2,082,156	$615,312

—	—	—	—	—	—	—
$297,193	$783,435	$1,105,356	$2,507,753	$2,409,838	$2,082,156	$615,312

$—	$—	$—	$—	$74,165	$—	$38,031
2,255	55,965	95,170	—	26,519	—	—
86,856	—	—	—	701,749	—	468,014
5,792	547,904	823,526	—	89,631	—	109,267
—	—	—	14,427	—	9,006	—
—	—	—	1,695,676	—	631,619	—
—	—	—	118,153	—	194,776	—
—	—	—	679,497	—	316,539	—
—	—	—	—	588,873	276,284	—
—	—	—	—	680,745	293,564	—
202,290	179,566	186,660	—	248,156	360,368	—
$297,193	$783,435	$1,105,356	$2,507,753	$2,409,838	$2,082,156	$615,312

$311,916	$754,292	$1,036,672	$2,181,792	$2,115,014	$2,045,339	$529,314
22,932	41,320	62,555	363,443	349,252	173,080	68,981

—	—	—	—	4,996	—	2,268
364	4,379	7,512	—	1,786	—	—
14,039	—	—	—	47,273	—	27,912
936	42,868	65,004	—	6,038	—	6,517
—	—	—	1,158	—	746	—
—	—	—	124,686	—	51,301	—
—	—	—	8,688	—	15,820	—
—	—	—	49,964	—	25,710	—
—	—	—	—	39,669	22,440	—
—	—	—	—	45,858	23,844	—
32,700	14,049	14,734	—	16,717	29,269	—

$6.19	$—	$—	$—	$14.84	$—	$16.77
6.19	12.78	12.67	—	14.84	—	16.77
6.19	—	—	—	14.84	—	16.77
6.19	12.78	12.67	—	14.84	—	16.77
—	—	—	12.46	—	12.07	—
—	—	—	13.60	—	12.31	—
—	—	—	13.60	—	12.31	—
—	—	—	13.60	—	12.31	—
—	—	—	—	14.84	12.31	—
—	—	—	—	14.84	12.31	—
6.19	12.78	12.67	—	14.84	12.31	—

80

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2012

	American	American
	Century VP	Century VP
	MidCap Value	Ultra
	Class II	Class I
	Division	Division
Assets
Investments in shares of mutual funds, at market	$8,938,475	$1,473,949

Liabilities	—	—
Net assets	$8,938,475	$1,473,949

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$277,284	$—
Benefit Variable Universal Life II	203,744	—
Executive Variable Universal Life	6,156,303	—
Executive Variable Universal Life II	1,832,241	—
Flexible Variable Life	3,307	22,219
PrinFlex Life®	34,559	711,598
Survivorship Flexible Premium Variable Universal Life	—	195,016
Variable Universal Life Accumulator	55,143	545,116
Variable Universal Life Accumulator II	148,382	—
Variable Universal Life Income	36,524	—
Variable Universal Life Income II	190,988	—
Total net assets	$8,938,475	$1,473,949

Investments in shares of mutual funds, at cost	$8,462,571	$1,142,613
Shares of mutual fund owned	612,644	136,477
Accumulation units outstanding:
Benefit Variable Universal Life	17,179	—
Benefit Variable Universal Life II	12,623	—
Executive Variable Universal Life	381,408	—
Executive Variable Universal Life II	113,515	—
Flexible Variable Life	209	1,963
PrinFlex Life®	2,141	57,619
Survivorship Flexible Premium Variable Universal Life	—	15,790
Variable Universal Life Accumulator	3,416	44,136
Variable Universal Life Accumulator II	9,193	—
Variable Universal Life Income	2,263	—
Variable Universal Life Income II	11,833	—

Accumulation unit value:
Benefit Variable Universal Life	$16.14	$—
Benefit Variable Universal Life II	16.14	—
Executive Variable Universal Life	16.14	—
Executive Variable Universal Life II	16.14	—
Flexible Variable Life	15.83	11.32
PrinFlex Life®	16.14	12.35
Survivorship Flexible Premium Variable Universal Life	16.14	12.35
Variable Universal Life Accumulator	16.14	12.35
Variable Universal Life Accumulator II	16.14	—
Variable Universal Life Income	16.14	—
Variable Universal Life Income II	16.14	—

See accompanying notes.

1

American	American	American			Bond &	Bond
Century VP	Century VP	Century VP	Asset		Mortgage	Market
Ultra	Value	Vista	Allocation	Balanced	Securities	Index
Class II	Class II	Class II	Class 1	Class 1	Class 1	Class 1
Division	Division	Division	Division	Division	Division	Division

$3,045,158	$18,211,548	$221,541	$13,645,024	$13,277,083	$57,238,948	$10,762

—	—	—	—	—	—	—
$3,045,158	$18,211,548	$221,541	$13,645,024	$13,277,083	$57,238,948	$10,762

$163,852	$931,387	$116,112	$—	$—	$3,119,114	$—
—	100,611	682	—	—	158,820	—
1,438,283	4,752,797	56,568	—	—	22,731,349	—
—	5,589,418	—	—	—	1,487,488	10,762
—	8,478	—	84,265	2,095,041	1,141,151	—
—	1,714,649	—	9,894,719	8,025,211	12,866,630	—
—	536,977	—	838,401	671,609	1,544,880	—
—	759,084	—	992,158	739,398	2,754,101	—
960,316	1,863,984	—	1,196,233	1,047,118	6,151,211	—
482,707	1,234,668	—	639,248	698,706	4,317,955	—
—	719,495	48,179	—	—	966,249	—
$3,045,158	$18,211,548	$221,541	$13,645,024	$13,277,083	$57,238,948	$10,762

$2,695,135	$16,469,624	$193,548	$13,238,939	$11,578,989	$53,536,389	$10,760
285,930	2,788,905	12,880	1,113,880	864,957	4,875,549	1,054

12,061	55,501	9,183	—	—	135,051	—
—	5,996	54	—	—	6,877	—
105,868	283,223	4,474	—	—	984,220	—
—	333,078	—	—	—	64,405	1,054
—	547	—	5,515	51,655	27,125	—
—	102,178	—	390,104	408,502	557,099	—
—	31,999	—	44,684	45,526	76,818	—
—	45,235	—	39,117	37,637	119,247	—
70,686	111,078	—	47,159	53,301	266,334	—
35,531	73,575	—	25,202	35,566	186,958	—
—	42,875	3,811	—	—	41,837	—

$13.59	$16.78	$12.64	$—	$—	$23.10	$10.21
—	16.78	12.64	—	—	23.10	10.21
13.59	16.78	12.64	—	—	23.10	10.21
—	16.78	12.64	—	—	23.10	10.21
—	15.49	—	15.28	40.56	42.07	—
—	16.78	—	25.36	19.65	23.10	—
—	16.78	—	18.76	14.75	20.11	—
—	16.78	—	25.36	19.65	23.10	—
13.59	16.78	—	25.36	19.65	23.10	—
13.59	16.78	—	25.36	19.65	23.10	—
—	16.78	12.64	—	—	23.10	—

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2012

	Calvert EAFE
	International
	Index	Calvert
	Class F	Income
	Division	Division
Assets
Investments in shares of mutual funds, at market	$649,974	$577,928

Liabilities	—	—
Net assets	$649,974	$577,928

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$—	$—
Benefit Variable Universal Life II	64,047	194
Executive Variable Universal Life	—	—
Executive Variable Universal Life II	585,927	174,772
Flexible Variable Life	—	—
PrinFlex Life®	—	—
Survivorship Flexible Premium Variable Universal Life	—	—
Variable Universal Life Accumulator	—	—
Variable Universal Life Accumulator II	—	—
Variable Universal Life Income	—	—
Variable Universal Life Income II	—	402,962
Total net assets	$649,974	$577,928

Investments in shares of mutual funds, at cost	$645,055	$565,302
Shares of mutual fund owned	8,881	34,941
Accumulation units outstanding:
Benefit Variable Universal Life	—	—
Benefit Variable Universal Life II	7,064	15
Executive Variable Universal Life	—	—
Executive Variable Universal Life II	64,625	13,282
Flexible Variable Life	—	—
PrinFlex Life®	—	—
Survivorship Flexible Premium Variable Universal Life	—	—
Variable Universal Life Accumulator	—	—
Variable Universal Life Accumulator II	—	—
Variable Universal Life Income	—	—
Variable Universal Life Income II	—	30,624

Accumulation unit value:
Benefit Variable Universal Life	$—	$—
Benefit Variable Universal Life II	9.07	13.16
Executive Variable Universal Life	—	—
Executive Variable Universal Life II	9.07	13.16
Flexible Variable Life	—	—
PrinFlex Life®	—	—
Survivorship Flexible Premium Variable Universal Life	—	—
Variable Universal Life Accumulator	—	—
Variable Universal Life Accumulator II	—	—
Variable Universal Life Income	—	—
Variable Universal Life Income II	—	13.16

See accompanying notes.

Calvert
Russell 2000	Calvert S&P		Delaware	Delaware
Small Cap	MidCap 400	Calvert	Small Cap	Smid	Diversified	Dreyfus IP
Index	Index	SRI	Value	Cap Growth	International	Core Value
Class F	Class F	Equity	Service Class	Service Class	Class 1	Service Shares
Division	Division	Division	Division	Division	Division	Division

$7,867,032	$602,622	$175,992	$7,775,049	$1,223,047	$126,161,418	$209,487

—	—	—	—	—	—	—
$7,867,032	$602,622	$175,992	$7,775,049	$1,223,047	$126,161,418	$209,487

$290,248	$—	$—	$97,577	$—	$4,985,180	$6,900
80,480	—	—	86,963	—	105,869	—
5,062,286	—	—	2,817,458	—	29,244,557	202,587
1,367,336	—	—	3,729,724	—	5,281,365	—
—	—	—	5,077	1,932	157,441	—
—	—	21,507	223,993	376,504	38,806,848	—
—	—	—	—	—	3,473,518	—
—	—	8,477	129,978	194,412	16,948,134	—
204,783	90,271	27,039	152,045	335,595	12,936,842	—
451,987	241,857	53,508	264,856	160,174	12,509,036	—
409,912	270,494	65,461	267,378	154,430	1,712,628	—
$7,867,032	$602,622	$175,992	$7,775,049	$1,223,047	$126,161,418	$209,487

$7,759,418	$538,933	$166,645	$7,520,605	$1,253,925	$117,047,769	$190,917
125,511	7,925	8,235	235,322	51,671	9,787,542	14,609

22,116	—	—	7,005	—	231,335	495
6,132	—	—	6,243	—	4,913	—
385,728	—	—	202,253	—	1,357,081	14,544
104,186	—	—	267,741	—	245,081	—
—	—	—	372	191	9,852	—
—	—	1,588	16,079	36,675	1,800,815	—
—	—	—	—	—	211,522	—
—	—	626	9,331	18,938	786,473	—
15,604	7,254	1,996	10,915	32,690	600,329	—
34,440	19,434	3,950	19,013	15,602	580,468	—
31,234	21,735	4,833	19,194	15,043	79,475	—

$13.12	$—	$—	$13.93	$—	$21.55	$13.93
13.12	—	—	13.93	—	21.55	13.93
13.12	—	—	13.93	—	21.55	13.93
13.12	—	—	13.93	—	21.55	13.93
—	—	13.28	13.66	10.14	15.98	—
—	—	13.55	13.93	10.27	21.55	—
—	—	13.55	13.93	10.27	16.42	—
—	—	13.55	13.93	10.27	21.55	—
13.12	12.45	13.55	13.93	10.27	21.55	—
13.12	12.45	13.55	13.93	10.27	21.55	—
13.12	12.45	13.55	13.93	10.27	21.55	—

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2012

	Dreyfus IP	Dreyfus Socially
	Technology	Responsible
	Growth	Growth
	Service Shares	Service Shares
	Division	Division
Assets
Investments in shares of mutual funds, at market	$8,122	$236,806

Liabilities	—	—
Net assets	$8,122	$236,806

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$—	$71,744
Benefit Variable Universal Life II	—	—
Executive Variable Universal Life	—	157,919
Executive Variable Universal Life II	8,122	7,143
Flexible Variable Life	—	—
PrinFlex Life®	—	—
Survivorship Flexible Premium Variable Universal Life	—	—
Variable Universal Life Accumulator	—	—
Variable Universal Life Accumulator II	—	—
Variable Universal Life Income	—	—
Variable Universal Life Income II	—	—
Total net assets	$8,122	$236,806

Investments in shares of mutual funds, at cost	$7,902	$213,776
Shares of mutual fund owned	604	7,174
Accumulation units outstanding:
Benefit Variable Universal Life	—	5,318
Benefit Variable Universal Life II	—	—
Executive Variable Universal Life	—	11,706
Executive Variable Universal Life II	748	529
Flexible Variable Life	—	—
PrinFlex Life®	—	—
Survivorship Flexible Premium Variable Universal Life	—	—
Variable Universal Life Accumulator	—	—
Variable Universal Life Accumulator II	—	—
Variable Universal Life Income	—	—
Variable Universal Life Income II	—	—

Accumulation unit value:
Benefit Variable Universal Life	$10.86	$13.49
Benefit Variable Universal Life II	10.86	13.49
Executive Variable Universal Life	10.86	13.49
Executive Variable Universal Life II	10.86	13.49
Flexible Variable Life	—	—
PrinFlex Life®	—	—
Survivorship Flexible Premium Variable Universal Life	—	—
Variable Universal Life Accumulator	—	—
Variable Universal Life Accumulator II	—	—
Variable Universal Life Income	—	—
Variable Universal Life Income II	—	—

See accompanying notes.

	Dreyfus VIF				Fidelity VIP
Dreyfus VIF	Opportunistic	Dreyfus VIF	DWS Dreman	Equity	Asset Manager	Fidelity VIP
Appreciation	Small Cap	Quality Bond	Small Mid Cap	Income	Service	Contrafund
Service Shares	Service Shares	Service Shares	Value Class B	Class 1	Class 2	Initial Class
Division	Division	Division	Division	Division	Division	Division

$2,768,554	$3,308,087	$2,602,898	$2,709,774	$30,756,544	$1,203,299	$52,848,615

—	—	—	—	—	—	—
$2,768,554	$3,308,087	$2,602,898	$2,709,774	$30,756,544	$1,203,299	$52,848,615

$538,664	$283,706	$289,007	$226,808	$837,647	$619,907	$—
37,409	—	—	36,891	119,923	—	—
1,165,036	164,593	2,313,891	1,379,596	5,037,605	583,392	—
1,027,445	—	—	940,467	4,261,369	—	—
—	—	—	—	118,062	—	186,580
—	—	—	11,209	6,859,463	—	45,742,114
—	—	—	—	936,394	—	3,105,603
—	—	—	12,952	1,840,042	—	3,814,318
—	1,501,613	—	2,141	5,392,059	—	—
—	1,358,175	—	1,309	5,026,171	—	—
—	—	—	98,401	327,809	—	—
$2,768,554	$3,308,087	$2,602,898	$2,709,774	$30,756,544	$1,203,299	$52,848,615

$2,722,658	$3,079,099	$2,473,060	$2,541,903	$28,614,315	$1,167,365	$48,790,735
68,784	106,267	211,103	212,032	1,806,021	80,650	1,998,813

33,705	24,930	16,999	18,019	72,633	36,944	—
2,341	—	—	2,931	10,400	—	—
72,897	14,460	136,253	109,604	436,864	34,766	—
64,288	—	—	74,717	369,548	—	—
—	—	—	—	10,709	—	10,134
—	—	—	891	594,857	—	1,330,941
—	—	—	—	81,197	—	155,687
—	—	—	1,029	159,569	—	110,985
—	131,948	—	170	467,602	—	—
—	119,344	—	104	435,872	—	—
—	—	—	7,818	28,427	—	—

$15.98	$11.38	$16.98	$12.59	$11.53	$16.78	$—
15.98	—	—	12.59	11.53	—	—
15.98	11.38	16.98	12.59	11.53	16.78	—
15.98	—	—	12.59	11.53	—	—
—	—	—	12.44	11.02	—	18.41
—	—	—	12.59	11.53	—	34.37
—	—	—	12.59	11.53	—	19.95
—	—	—	12.59	11.53	—	34.37
—	11.38	—	12.59	11.53	—	—
—	11.38	—	12.59	11.53	—	—
—	—	—	12.59	11.53	—	—

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2012

	Fidelity VIP
	Contrafund	Fidelity VIP
	Service	Equity-Income
	Class 2	Initial Class
	Division	Division
Assets
Investments in shares of mutual funds, at market	$70,262,858	$19,347,488

Liabilities	—	—
Net assets	$70,262,858	$19,347,488

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$6,323,911	$—
Benefit Variable Universal Life II	460,189	—
Executive Variable Universal Life	42,788,984	—
Executive Variable Universal Life II	5,563,823	—
Flexible Variable Life	—	58,772
PrinFlex Life®	—	15,873,790
Survivorship Flexible Premium Variable Universal Life	—	1,445,386
Variable Universal Life Accumulator	—	1,969,540
Variable Universal Life Accumulator II	6,315,535	—
Variable Universal Life Income	6,632,720	—
Variable Universal Life Income II	2,177,696	—
Total net assets	$70,262,858	$19,347,488

Investments in shares of mutual funds, at cost	$59,532,352	$20,231,507
Shares of mutual fund owned	2,702,418	970,285
Accumulation units outstanding:
Benefit Variable Universal Life	317,786	—
Benefit Variable Universal Life II	23,125	—
Executive Variable Universal Life	2,150,228	—
Executive Variable Universal Life II	279,592	—
Flexible Variable Life	—	4,403
PrinFlex Life®	—	666,339
Survivorship Flexible Premium Variable Universal Life	—	90,816
Variable Universal Life Accumulator	—	82,694
Variable Universal Life Accumulator II	317,368	—
Variable Universal Life Income	333,305	—
Variable Universal Life Income II	109,433	—

Accumulation unit value:
Benefit Variable Universal Life	$19.90	$—
Benefit Variable Universal Life II	19.90	—
Executive Variable Universal Life	19.90	—
Executive Variable Universal Life II	19.90	—
Flexible Variable Life	—	13.35
PrinFlex Life®	—	23.82
Survivorship Flexible Premium Variable Universal Life	—	15.92
Variable Universal Life Accumulator	—	23.82
Variable Universal Life Accumulator II	19.90	—
Variable Universal Life Income	19.90	—
Variable Universal Life Income II	19.90	—

See accompanying notes.

Fidelity VIP	Fidelity VIP		Fidelity VIP	Fidelity VIP	Franklin	Franklin
Equity-Income	Growth	Fidelity VIP	High Income	Mid Cap	Income	Mutual
Service	Service	High Income	Service	Service	Securities	Global Discovery
Class 2	Class 2	Initial Class	Class 2	Class 2	Class 2	Class 2
Division	Division	Division	Division	Division	Division	Division

$20,138,467	$11,848,115	$6,339,453	$23,247,098	$32,075,971	$13,403,415	$18,144,055

—	—	—	—	—	—	—
$20,138,467	$11,848,115	$6,339,453	$23,247,098	$32,075,971	$13,403,415	$18,144,055

$1,488,745	$1,283,625	$—	$2,945,304	$4,446,749	$3,401,879	$1,791,570
43,229	—	—	62,038	556,945	278,290	226,481
8,694,879	4,973,511	—	15,460,548	16,572,712	9,016,079	12,027,637
745,261	—	—	1,758,476	3,913,941	707,167	3,374,640
—	9,897	11,109	—	—	—	—
—	1,321,698	5,050,702	—	—	—	—
—	406,716	758,792	—	—	—	—
—	667,550	518,850	—	—	—	—
4,908,169	1,755,403	—	1,335,987	2,234,486	—	—
3,589,694	1,429,715	—	869,141	3,087,390	—	—
668,490	—	—	815,604	1,263,748	—	723,727
$20,138,467	$11,848,115	$6,339,453	$23,247,098	$32,075,971	$13,403,415	$18,144,055

$19,330,904	$9,911,927	$6,081,405	$22,799,941	$31,090,202	$12,756,452	$17,887,263
1,026,425	284,537	1,091,128	4,107,261	1,069,912	889,410	899,111

98,881	93,050	—	122,726	178,172	154,943	80,534
2,871	—	—	2,585	35,803	12,675	10,180
577,468	360,531	—	644,214	664,455	410,643	540,645
49,484	—	—	73,273	251,694	32,208	151,691
—	777	544	—	—	—	—
—	95,810	250,257	—	—	—	—
—	29,483	44,532	—	—	—	—
—	48,387	25,709	—	—	—	—
326,033	127,250	—	55,668	89,535	—	—
238,455	103,640	—	36,216	123,642	—	—
44,399	—	—	33,985	50,635	—	32,532

$15.05	$13.79	$—	$24.00	$24.96	$21.96	$22.25
15.05	—	—	24.00	15.56	21.96	22.25
15.05	13.79	—	24.00	24.96	21.96	22.25
15.05	—	—	24.00	15.56	21.96	22.25
—	12.74	20.42	—	—	—	—
—	13.79	20.18	—	—	—	—
—	13.79	17.04	—	—	—	—
—	13.79	20.18	—	—	—	—
15.05	13.79	—	24.00	24.96	—	—
15.05	13.79	—	24.00	24.96	—	—
15.05	—	—	24.00	24.96	—	22.25

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2012

	Franklin	Franklin
	Mutual	Rising
	Shares	Dividends
	Securities	Securities
	Class 2	Class 2
	Division	Division
Assets
Investments in shares of mutual funds, at market	$8,968,559	$8,513,691

Liabilities	—	—
Net assets	$8,968,559	$8,513,691

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$1,260,024	$910,939
Benefit Variable Universal Life II	96,706	111,466
Executive Variable Universal Life	5,118,885	4,601,547
Executive Variable Universal Life II	2,492,944	2,300,614
Flexible Variable Life	—	—
PrinFlex Life®	—	—
Survivorship Flexible Premium Variable Universal Life	—	—
Variable Universal Life Accumulator	—	—
Variable Universal Life Accumulator II	—	—
Variable Universal Life Income	—	—
Variable Universal Life Income II	—	589,125
Total net assets	$8,968,559	$8,513,691

Investments in shares of mutual funds, at cost	$8,372,929	$7,588,292
Shares of mutual fund owned	520,822	393,424
Accumulation units outstanding:
Benefit Variable Universal Life	78,158	53,168
Benefit Variable Universal Life II	5,999	6,506
Executive Variable Universal Life	317,518	268,576
Executive Variable Universal Life II	154,634	134,279
Flexible Variable Life	—	—
PrinFlex Life®	—	—
Survivorship Flexible Premium Variable Universal Life	—	—
Variable Universal Life Accumulator	—	—
Variable Universal Life Accumulator II	—	—
Variable Universal Life Income	—	—
Variable Universal Life Income II	—	34,385

Accumulation unit value:
Benefit Variable Universal Life	$16.12	$17.13
Benefit Variable Universal Life II	16.12	17.13
Executive Variable Universal Life	16.12	17.13
Executive Variable Universal Life II	16.12	17.13
Flexible Variable Life	—	—
PrinFlex Life®	—	—
Survivorship Flexible Premium Variable Universal Life	—	—
Variable Universal Life Accumulator	—	—
Variable Universal Life Accumulator II	—	—
Variable Universal Life Income	—	—
Variable Universal Life Income II	—	17.13

See accompanying notes.

Franklin			Goldman Sachs	Government
Small Cap	Franklin	Franklin	VIT Structured	& High	International
Value	Strategic Income	U.S. Government	Small Cap Equity	Quality	Emerging	Invesco
Securities	Securities	Fund	Institutional	Bond	Markets	Core Equity
Class 2	Class 2	Class 2	Service Class I	Class 1	Class 1	Series I
Division	Division	Division	Division	Division	Division	Division

$11,839,316	$11,544,592	$866,144	$393,108	$43,421,846	$38,704,431	$9,137,103

—	—	—	—	—	—	—
$11,839,316	$11,544,592	$866,144	$393,108	$43,421,846	$38,704,431	$9,137,103

$1,170,161	$1,051,838	$5,186	$82,981	$2,901,136	$675,306	$960,495
176,299	471,136	18,208	—	236,570	457,405	—
8,293,024	4,645,950	373,033	310,127	13,629,181	7,211,713	4,045,685
2,142,377	5,375,668	469,717	—	2,706,026	4,156,747	—
917	—	—	—	230,806	208,799	33,290
18,017	—	—	—	10,551,992	7,930,202	2,323,429
—	—	—	—	1,670,296	995,186	445,042
8,575	—	—	—	3,443,540	3,016,305	1,329,162
10,551	—	—	—	3,258,033	5,162,983	—
2,363	—	—	—	3,480,215	6,320,885	—
17,032	—	—	—	1,314,051	2,568,900	—
$11,839,316	$11,544,592	$866,144	$393,108	$43,421,846	$38,704,431	$9,137,103

$10,129,222	$11,195,552	$871,706	$366,531	$42,622,275	$35,479,088	$7,532,070
649,441	899,112	65,075	30,929	3,994,650	2,258,135	303,155

56,843	73,403	463	7,158	230,722	17,940	67,392
8,564	32,879	1,625	—	18,814	12,152	—
402,844	324,222	33,290	26,750	1,083,876	191,588	283,863
104,069	375,146	41,918	—	215,200	110,430	—
45	—	—	—	18,930	6,007	2,549
875	—	—	—	839,159	210,677	163,022
—	—	—	—	132,834	26,438	31,226
417	—	—	—	273,859	80,132	93,261
513	—	—	—	259,105	137,160	—
115	—	—	—	276,764	167,922	—
827	—	—	—	104,502	68,246	—

$20.59	$14.33	$11.21	$11.59	$12.57	$37.64	$14.25
20.59	14.33	11.21	—	12.57	37.64	—
20.59	14.33	11.21	11.59	12.57	37.64	14.25
20.59	14.33	11.21	—	12.57	37.64	—
20.34	—	—	—	12.19	34.76	13.06
20.59	—	—	—	12.57	37.64	14.25
20.59	—	—	—	12.57	37.64	14.25
20.59	—	—	—	12.57	37.64	14.25
20.59	—	—	—	12.57	37.64	—
20.59	—	—	—	12.57	37.64	—
20.59	—	—	—	12.57	37.64	—

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2012

		Invesco
	Invesco	Global
	Core Equity	Health Care
	Series II	Series I
	Division	Division
Assets
Investments in shares of mutual funds, at market	$9,159,649	$9,673,828

Liabilities	—	—
Net assets	$9,159,649	$9,673,828

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$—	$625,402
Benefit Variable Universal Life II	25,527	17,949
Executive Variable Universal Life	—	3,478,169
Executive Variable Universal Life II	2,721,498	211,228
Flexible Variable Life	—	7,861
PrinFlex Life®	—	2,292,797
Survivorship Flexible Premium Variable Universal Life	—	60,991
Variable Universal Life Accumulator	—	900,160
Variable Universal Life Accumulator II	3,171,400	1,044,217
Variable Universal Life Income	2,916,557	783,287
Variable Universal Life Income II	324,667	251,767
Total net assets	$9,159,649	$9,673,828

Investments in shares of mutual funds, at cost	$7,980,955	$8,111,621
Shares of mutual fund owned	306,753	460,658
Accumulation units outstanding:
Benefit Variable Universal Life	—	39,376
Benefit Variable Universal Life II	1,245	1,130
Executive Variable Universal Life	—	219,000
Executive Variable Universal Life II	132,697	13,300
Flexible Variable Life	—	540
PrinFlex Life®	—	144,364
Survivorship Flexible Premium Variable Universal Life	—	3,840
Variable Universal Life Accumulator	—	56,678
Variable Universal Life Accumulator II	154,629	65,748
Variable Universal Life Income	142,214	49,319
Variable Universal Life Income II	15,830	15,852

Accumulation unit value:
Benefit Variable Universal Life	$—	$15.88
Benefit Variable Universal Life II	20.51	15.88
Executive Variable Universal Life	—	15.88
Executive Variable Universal Life II	20.51	15.88
Flexible Variable Life	—	14.56
PrinFlex Life®	—	15.88
Survivorship Flexible Premium Variable Universal Life	—	15.88
Variable Universal Life Accumulator	—	15.88
Variable Universal Life Accumulator II	20.51	15.88
Variable Universal Life Income	20.51	15.88
Variable Universal Life Income II	20.51	15.88

See accompanying notes.

				Invesco	Invesco	Invesco
Invesco	Invesco	Invesco		Van Kampen	Van Kampen	Van Kampen
International	Mid Cap	Small Cap	Invesco	American	American	MidCap
Growth	Core Equity	Equity	Technology	Franchise	Franchise	Growth
Series I	Series II	Series I	Series I	Series I	Series II	Series I
Division	Division	Division	Division	Division	Division	Division

$11,768,236	$733,858	$12,553,154	$2,182,837	$2,387,678	$701,146	$1,868,879

—	—	—	—	—	—	—
$11,768,236	$733,858	$12,553,154	$2,182,837	$2,387,678	$701,146	$1,868,879

$813,917	$42,131	$890,037	$259,778	$134,782	$—	$178,287
117,474	1,202	55,415	—	—	11,887	23,849
8,196,817	661,341	7,298,033	684,852	1,097,638	—	1,109,845
2,640,028	2,692	3,079,237	—	—	3,150	25,281
—	—	4,967	31,550	—	—	4,108
—	8,018	878,535	810,526	697,694	—	383,543
—	—	89,610	104,281	197,709	—	55,045
—	—	257,320	291,850	259,855	—	88,921
—	3,848	—	—	—	366,223	—
—	4,719	—	—	—	222,952	—
—	9,907	—	—	—	96,934	—
$11,768,236	$733,858	$12,553,154	$2,182,837	$2,387,678	$701,146	$1,868,879

$10,540,522	$663,858	$11,221,482	$2,034,887	$2,436,194	$716,472	$709,681
391,883	58,335	671,651	129,392	65,813	19,723	476,755

36,662	3,142	74,804	33,146	13,809	—	18,051
5,292	90	4,452	—	—	1,220	2,415
369,218	49,327	613,372	87,385	112,456	—	112,366
118,919	201	247,365	—	—	323	2,560
—	—	436	4,393	—	—	418
—	598	73,838	103,420	71,482	—	38,832
—	—	7,531	13,306	20,256	—	5,573
—	—	21,627	37,240	26,623	—	9,004
—	287	—	—	—	37,601	—
—	352	—	—	—	22,891	—
—	739	—	—	—	9,952	—

$22.20	$13.41	$11.90	$7.84	$9.76	$—	$9.88
22.20	13.41	12.45	—	—	9.74	9.88
22.20	13.41	11.90	7.84	9.76	—	9.88
22.20	13.41	12.45	—	—	9.74	9.88
—	13.25	11.40	7.18	9.71	—	9.83
—	13.41	11.90	7.84	9.76	—	9.88
—	13.41	11.90	7.84	9.76	—	9.88
—	13.41	11.90	7.84	9.76	—	9.88
—	13.41	—	—	—	9.74	—
—	13.41	—	—	—	9.74	—
—	13.41	—	—	—	9.74	—

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2012

	Janus	Janus
	Aspen	Aspen
	Balanced	Enterprise
	Service Shares	Service Shares
	Division	Division
Assets
Investments in shares of mutual funds, at market	$9,160,112	$12,254,985

Liabilities	—	—
Net assets	$9,160,112	$12,254,985

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$107,389	$312,744
Benefit Variable Universal Life II	416,312	83,098
Executive Variable Universal Life	4,893,344	6,307,260
Executive Variable Universal Life II	3,743,067	2,207,606
Flexible Variable Life	—	8,367
PrinFlex Life®	—	2,242,617
Survivorship Flexible Premium Variable Universal Life	—	91,176
Variable Universal Life Accumulator	—	1,002,117
Variable Universal Life Accumulator II	—	—
Variable Universal Life Income	—	—
Variable Universal Life Income II	—	—
Total net assets	$9,160,112	$12,254,985

Investments in shares of mutual funds, at cost	$9,259,802	$10,090,151
Shares of mutual fund owned	322,312	283,812
Accumulation units outstanding:
Benefit Variable Universal Life	5,481	19,570
Benefit Variable Universal Life II	21,250	5,200
Executive Variable Universal Life	249,773	394,686
Executive Variable Universal Life II	191,059	138,144
Flexible Variable Life	—	571
PrinFlex Life®	—	140,335
Survivorship Flexible Premium Variable Universal Life	—	5,705
Variable Universal Life Accumulator	—	62,710
Variable Universal Life Accumulator II	—	—
Variable Universal Life Income	—	—
Variable Universal Life Income II	—	—

Accumulation unit value:
Benefit Variable Universal Life	$19.59	$15.98
Benefit Variable Universal Life II	19.59	15.98
Executive Variable Universal Life	19.59	15.98
Executive Variable Universal Life II	19.59	15.98
Flexible Variable Life	—	14.65
PrinFlex Life®	—	15.98
Survivorship Flexible Premium Variable Universal Life	—	15.98
Variable Universal Life Accumulator	—	15.98
Variable Universal Life Accumulator II	—	—
Variable Universal Life Income	—	—
Variable Universal Life Income II	—	—

See accompanying notes.

Janus	Janus	Janus	Janus
Aspen	Aspen	Aspen	Aspen	JP Morgan	JP Morgan	LargeCap
Flexible Bond	Forty	Overseas	Worldwide	Core Bond	Small Cap Core	Blend II
Service Shares	Service Shares	Service Shares	Service Shares	Class I	Class I	Class 1
Division	Division	Division	Division	Division	Division	Division

$50,173,107	$4,198,412	$6,157,713	$907,608	$4,244,611	$3,075,014	$12,994,801

—	—	—	—	—	—	—
$50,173,107	$4,198,412	$6,157,713	$907,608	$4,244,611	$3,075,014	$12,994,801

$2,733,619	$—	$971,274	$376,893	$496,671	$980,489	$407,451
338,231	218,941	—	2,407	—	—	95,606
31,306,970	—	5,186,439	523,538	3,747,940	2,094,525	1,870,137
15,794,287	3,545,423	—	4,770	—	—	356,925
—	—	—	—	—	—	38,320
—	—	—	—	—	—	1,980,076
—	—	—	—	—	—	200,135
—	—	—	—	—	—	1,011,455
—	—	—	—	—	—	3,854,557
—	—	—	—	—	—	2,911,772
—	434,048	—	—	—	—	268,367
$50,173,107	$4,198,412	$6,157,713	$907,608	$4,244,611	$3,075,014	$12,994,801

$49,910,073	$3,823,495	$7,484,615	$823,059	$4,185,597	$2,667,308	$12,871,667
3,700,082	104,231	166,290	29,934	360,324	180,990	1,668,139

136,086	—	38,616	30,419	37,795	50,665	26,167
16,838	20,892	—	194	—	—	6,140
1,558,533	—	206,204	42,254	285,206	108,234	120,101
786,275	338,313	—	385	—	—	22,922
—	—	—	—	—	—	2,665
—	—	—	—	—	—	127,163
—	—	—	—	—	—	12,853
—	—	—	—	—	—	64,958
—	—	—	—	—	—	247,542
—	—	—	—	—	—	186,996
—	41,418	—	—	—	—	17,235

$20.09	$—	$25.15	$12.39	$13.14	$19.35	$15.57
20.09	10.48	—	12.39	—	—	15.57
20.09	—	25.15	12.39	13.14	19.35	15.57
20.09	10.48	—	12.39	—	—	15.57
—	—	—	—	—	—	14.38
—	—	—	—	—	—	15.57
—	—	—	—	—	—	15.57
—	—	—	—	—	—	15.57
—	—	—	—	—	—	15.57
—	—	—	—	—	—	15.57
—	10.48	—	—	—	—	15.57

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2012

	LargeCap	LargeCap
	Growth	Growth I
	Class 1	Class 1
	Division	Division
Assets
Investments in shares of mutual funds, at market	$24,781,689	$107,036,127

Liabilities	—	—
Net assets	$24,781,689	$107,036,127

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$456,625	$839,528
Benefit Variable Universal Life II	53,807	369,014
Executive Variable Universal Life	4,750,082	10,020,060
Executive Variable Universal Life II	1,030,958	12,500,836
Flexible Variable Life	50,793	71,587
PrinFlex Life®	15,120,617	49,765,002
Survivorship Flexible Premium Variable Universal Life	1,200,173	3,002,928
Variable Universal Life Accumulator	502,006	21,193,411
Variable Universal Life Accumulator II	655,452	4,655,954
Variable Universal Life Income	929,652	3,295,034
Variable Universal Life Income II	31,524	1,322,773
Total net assets	$24,781,689	$107,036,127

Investments in shares of mutual funds, at cost	$21,495,977	$80,508,055
Shares of mutual fund owned	1,468,980	4,321,200
Accumulation units outstanding:
Benefit Variable Universal Life	27,938	34,969
Benefit Variable Universal Life II	3,292	15,371
Executive Variable Universal Life	290,630	417,387
Executive Variable Universal Life II	63,078	520,725
Flexible Variable Life	4,562	5,578
PrinFlex Life®	925,143	2,072,968
Survivorship Flexible Premium Variable Universal Life	115,305	208,023
Variable Universal Life Accumulator	30,715	882,815
Variable Universal Life Accumulator II	40,103	193,944
Variable Universal Life Income	56,880	137,252
Variable Universal Life Income II	1,929	55,100

Accumulation unit value:
Benefit Variable Universal Life	$16.34	$24.01
Benefit Variable Universal Life II	16.34	24.01
Executive Variable Universal Life	16.34	24.01
Executive Variable Universal Life II	16.34	24.01
Flexible Variable Life	11.13	12.83
PrinFlex Life®	16.34	24.01
Survivorship Flexible Premium Variable Universal Life	10.41	14.44
Variable Universal Life Accumulator	16.34	24.01
Variable Universal Life Accumulator II	16.34	24.01
Variable Universal Life Income	16.34	24.01
Variable Universal Life Income II	16.34	24.01

See accompanying notes.

				MFS VIT		MFS VIT
LargeCap	LargeCap	MFS VIT	MFS VIT	MidCap	MFS VIT	Research
S&P 500 Index	Value	Global Equity	Growth	Growth	New Discovery	International
Class 1	Class 1	Service Class	Service Class	Service Class	Service Class	Service Class
Division	Division	Division	Division	Division	Division	Division

$42,007,850	$55,193,428	$1,376,738	$7,296,025	$378,683	$8,958,273	$2,637,035

—	—	—	—	—	—	—
$42,007,850	$55,193,428	$1,376,738	$7,296,025	$378,683	$8,958,273	$2,637,035

$—	$225,528	$87,744	$717,045	$28,715	$994,847	$275,059
631,960	19,868	55,038	46,324	—	210,792	127,035
—	4,420,186	419,102	3,299,737	349,968	4,220,882	333,425
18,242,535	795,203	814,854	3,232,919	—	1,746,037	1,901,516
50,870	3,666,550	—	—	—	—	—
12,489,682	19,417,840	—	—	—	179,883	—
1,359,296	2,189,282	—	—	—	—	—
1,611,120	19,618,693	—	—	—	22,192	—
4,231,152	1,791,865	—	—	—	515,618	—
2,317,127	2,211,472	—	—	—	706,813	—
1,074,108	836,941	—	—	—	361,209	—
$42,007,850	$55,193,428	$1,376,738	$7,296,025	$378,683	$8,958,273	$2,637,035

$36,179,854	$54,437,461	$1,289,861	$6,659,565	$342,009	$8,937,471	$2,506,936
4,062,655	1,948,233	91,235	258,266	59,355	596,820	214,567

—	10,970	5,534	40,082	2,313	52,627	30,282
48,241	966	3,471	2,589	—	11,151	13,986
—	215,004	26,433	184,451	28,188	223,286	36,707
1,392,566	38,680	51,392	180,716	—	92,367	209,343
4,153	74,287	—	—	—	—	—
953,415	944,510	—	—	—	9,516	—
103,341	157,720	—	—	—	—	—
122,987	954,283	—	—	—	1,174	—
322,990	87,159	—	—	—	27,277	—
176,881	107,569	—	—	—	37,391	—
81,993	40,710	—	—	—	19,108	—

$—	$20.56	$15.86	$17.89	$12.42	$18.90	$9.08
13.10	20.56	15.86	17.89	—	18.90	9.08
—	20.56	15.86	17.89	12.42	18.90	9.08
13.10	20.56	15.86	17.89	—	18.90	9.08
12.25	49.36	—	—	—	18.68	—
13.10	20.56	—	—	—	18.90	—
13.15	13.88	—	—	—	18.90	—
13.10	20.56	—	—	—	18.90	—
13.10	20.56	—	—	—	18.90	—
13.10	20.56	—	—	—	18.90	—
13.10	20.56	—	—	—	18.90	—

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2012

	MFS VIT	MFS VIT
	Total Return	Utilities
	Service Class	Service Class
	Division	Division
Assets
Investments in shares of mutual funds, at market	$511,896	$1,365,408

Liabilities	—	—
Net assets	$511,896	$1,365,408

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$—	$—
Benefit Variable Universal Life II	976	91,292
Executive Variable Universal Life	—	—
Executive Variable Universal Life II	510,920	622,264
Flexible Variable Life	—	—
PrinFlex Life®	—	—
Survivorship Flexible Premium Variable Universal Life	—	—
Variable Universal Life Accumulator	—	—
Variable Universal Life Accumulator II	—	—
Variable Universal Life Income	—	—
Variable Universal Life Income II	—	651,852
Total net assets	$511,896	$1,365,408

Investments in shares of mutual funds, at cost	$493,238	$1,319,966
Shares of mutual fund owned	25,853	50,033
Accumulation units outstanding:
Benefit Variable Universal Life	—	—
Benefit Variable Universal Life II	82	7,921
Executive Variable Universal Life	—	—
Executive Variable Universal Life II	43,092	53,988
Flexible Variable Life	—	—
PrinFlex Life®	—	—
Survivorship Flexible Premium Variable Universal Life	—	—
Variable Universal Life Accumulator	—	—
Variable Universal Life Accumulator II	—	—
Variable Universal Life Income	—	—
Variable Universal Life Income II	—	56,555

Accumulation unit value:
Benefit Variable Universal Life	$—	$—
Benefit Variable Universal Life II	11.86	11.53
Executive Variable Universal Life	—	—
Executive Variable Universal Life II	11.86	11.53
Flexible Variable Life	—	—
PrinFlex Life®	—	—
Survivorship Flexible Premium Variable Universal Life	—	—
Variable Universal Life Accumulator	—	—
Variable Universal Life Accumulator II	—	—
Variable Universal Life Income	—	—
Variable Universal Life Income II	—	11.53

See accompanying notes.

				Neuberger	Neuberger	Oppenheimer
			Neuberger	Berman AMT	Berman AMT	Main Street
MFS VIT	MidCap	Money	Berman AMT	Large Cap	Small-Cap	Small &
Value	Blend	Market	Guardian	Value	Growth	Mid Cap
Service Class	Class 1	Class 1	I Class	I Class	S Class	Service Shares
Division	Division	Division	Division	Division	Division	Division

$17,176,522	$139,960,381	$218,297,505	$2,083,098	$4,420,967	$518,430	$619,303

—	—	—	—	—	—	—
$17,176,522	$139,960,381	$218,297,505	$2,083,098	$4,420,967	$518,430	$619,303

$1,285,609	$3,882,910	$10,236,124	$51,020	$487,950	$98,223	$87,924
227,432	225,474	829,220	36,021	3,900	7,395	47,443
13,296,438	24,795,616	117,157,346	1,759,190	3,643,721	412,812	41,258
2,367,043	5,305,059	54,960,933	236,867	88,870	—	233,858
—	12,859,963	620,276	—	—	—	—
—	53,331,347	14,065,431	—	—	—	—
—	4,278,122	2,101,086	—	—	—	—
—	7,628,479	2,423,323	—	—	—	—
—	13,078,942	5,712,218	—	—	—	—
—	11,428,119	4,933,986	—	—	—	—
—	3,146,350	5,257,562	—	196,526	—	208,820
$17,176,522	$139,960,381	$218,297,505	$2,083,098	$4,420,967	$518,430	$619,303

$15,217,017	$104,829,947	$218,297,489	$1,902,220	$4,077,538	$456,467	$546,682
1,207,913	2,965,262	218,297,504	102,113	381,118	39,275	31,027

74,347	90,312	673,441	3,211	43,989	9,772	6,497
13,153	5,244	54,555	2,267	352	736	3,506
768,937	576,733	7,707,852	110,702	328,480	41,068	3,049
136,887	123,389	3,615,914	14,906	8,012	—	17,281
—	100,928	30,435	—	—	—	—
—	1,240,421	925,373	—	—	—	—
—	125,664	156,338	—	—	—	—
—	177,429	159,432	—	—	—	—
—	304,200	375,810	—	—	—	—
—	265,798	324,610	—	—	—	—
—	73,180	345,908	—	17,717	—	15,431

$17.29	$42.99	$15.20	$15.89	$11.09	$10.05	$13.53
17.29	42.99	15.20	15.89	11.09	10.05	13.53
17.29	42.99	15.20	15.89	11.09	10.05	13.53
17.29	42.99	15.20	15.89	11.09	10.05	13.53
—	127.42	20.37	—	—	—	—
—	42.99	15.20	—	—	—	—
—	34.04	13.44	—	—	—	—
—	42.99	15.20	—	—	—	—
—	42.99	15.20	—	—	—	—
—	42.99	15.20	—	—	—	—
—	42.99	15.20	—	11.09	—	13.53

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2012

PIMCO
	PIMCO	Commodity
	All Asset	Real Strategy
	Administrative	Administrative
	Class	Class
	Division	Division
Assets
Investments in shares of mutual funds, at market	$3,049	$38,127

Liabilities	—	—
Net assets	$3,049	$38,127

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$—	$—
Benefit Variable Universal Life II	3,049	1,135
Executive Variable Universal Life	—	—
Executive Variable Universal Life II	—	36,992
Flexible Variable Life	—	—
PrinFlex Life®	—	—
Survivorship Flexible Premium Variable Universal Life	—	—
Variable Universal Life Accumulator	—	—
Variable Universal Life Accumulator II	—	—
Variable Universal Life Income	—	—
Variable Universal Life Income II	—	—
Total net assets	$3,049	$38,127

Investments in shares of mutual funds, at cost	$3,080	$40,948
Shares of mutual fund owned	268	5,347
Accumulation units outstanding:
Benefit Variable Universal Life	—	—
Benefit Variable Universal Life II	275	108
Executive Variable Universal Life	—	—
Executive Variable Universal Life II	—	3,510
Flexible Variable Life	—	—
PrinFlex Life®	—	—
Survivorship Flexible Premium Variable Universal Life	—	—
Variable Universal Life Accumulator	—	—
Variable Universal Life Accumulator II	—	—
Variable Universal Life Income	—	—
Variable Universal Life Income II	—	—

Accumulation unit value:
Benefit Variable Universal Life	$11.09	$10.54
Benefit Variable Universal Life II	11.09	10.54
Executive Variable Universal Life	11.09	10.54
Executive Variable Universal Life II	11.09	10.54
Flexible Variable Life	—	—
PrinFlex Life®	—	—
Survivorship Flexible Premium Variable Universal Life	—	—
Variable Universal Life Accumulator	—	—
Variable Universal Life Accumulator II	—	—
Variable Universal Life Income	—	—
Variable Universal Life Income II	—	—

See accompanying notes.

PIMCO					Principal
Emerging	PIMCO	PIMCO	PIMCO	PIMCO	LifeTime	Principal
Market Bond	High Yield	Real Return	Short-Term	Total Return	Strategic	LifeTime
Administrative	Administrative	Administrative	Administrative	Administrative	Income	2010
Class	Class	Class	Class	Class	Class 1	Class 1
Division	Division	Division	Division	Division	Division	Division

$254	$3,943,083	$10,195,920	$4,146,275	$31,440,849	$7,113,461	$9,319,769

—	—	—	—	—	—	—
$254	$3,943,083	$10,195,920	$4,146,275	$31,440,849	$7,113,461	$9,319,769

$—	$35,054	$1,010,808	$8,628	$590,761	$211,020	$686,846
—	105,064	122,608	124,029	395,764	159,019	139,926
—	415,160	4,370,556	1,845,091	9,551,198	4,249,983	5,889,118
254	3,387,805	4,691,948	2,168,527	20,903,126	1,405,818	1,286,672
—	—	—	—	—	—	—
—	—	—	—	—	234,165	145,774
—	—	—	—	—	86,600	32,481
—	—	—	—	—	22,379	39,389
—	—	—	—	—	270,847	548,851
—	—	—	—	—	427,792	469,711
—	—	—	—	—	45,838	81,001
$254	$3,943,083	$10,195,920	$4,146,275	$31,440,849	$7,113,461	$9,319,769

$254	$3,776,001	$10,243,639	$4,125,872	$30,688,776	$6,748,407	$8,768,356
17	489,216	715,503	402,942	2,722,152	644,335	820,402

—	2,520	77,866	818	48,330	14,508	45,698
—	7,549	9,445	11,753	32,373	10,933	9,310
—	29,828	336,696	174,846	781,335	292,199	391,827
23	243,372	361,454	205,494	1,709,905	96,656	85,607
—	—	—	—	—	—	—
—	—	—	—	—	16,100	9,699
—	—	—	—	—	5,954	2,161
—	—	—	—	—	1,539	2,621
—	—	—	—	—	18,622	36,517
—	—	—	—	—	29,412	31,252
—	—	—	—	—	3,152	5,389

$11.23	$13.92	$12.98	$10.55	$12.23	$14.54	$15.03
11.23	13.92	12.98	10.55	12.23	14.54	15.03
11.23	13.92	12.98	10.55	12.23	14.54	15.03
11.23	13.92	12.98	10.55	12.23	14.54	15.03
—	—	—	—	—	15.63	17.47
—	—	—	—	—	14.54	15.03
—	—	—	—	—	14.54	15.03
—	—	—	—	—	14.54	15.03
—	—	—	—	—	14.54	15.03
—	—	—	—	—	14.54	15.03
—	—	—	—	—	14.54	15.03

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2012

	Principal	Principal
	LifeTime	LifeTime
	2020	2030
	Class 1	Class 1
	Division	Division
Assets
Investments in shares of mutual funds, at market	$36,710,514	$28,564,446

Liabilities	—	—
Net assets	$36,710,514	$28,564,446

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$3,554,028	$1,866,746
Benefit Variable Universal Life II	785,722	422,396
Executive Variable Universal Life	18,905,246	10,862,253
Executive Variable Universal Life II	7,984,932	6,016,342
Flexible Variable Life	24,264	3,271
PrinFlex Life®	723,544	132,739
Survivorship Flexible Premium Variable Universal Life	27,813	—
Variable Universal Life Accumulator	8,651	—
Variable Universal Life Accumulator II	903,122	1,447,475
Variable Universal Life Income	3,264,129	6,132,206
Variable Universal Life Income II	529,063	1,681,018
Total net assets	$36,710,514	$28,564,446

Investments in shares of mutual funds, at cost	$33,241,083	$25,919,317
Shares of mutual fund owned	3,059,209	2,360,698
Accumulation units outstanding:
Benefit Variable Universal Life	227,250	122,221
Benefit Variable Universal Life II	50,240	27,655
Executive Variable Universal Life	1,208,829	711,170
Executive Variable Universal Life II	510,568	393,903
Flexible Variable Life	1,327	176
PrinFlex Life®	46,264	8,691
Survivorship Flexible Premium Variable Universal Life	1,778	—
Variable Universal Life Accumulator	553	—
Variable Universal Life Accumulator II	57,747	94,766
Variable Universal Life Income	208,713	401,489
Variable Universal Life Income II	33,829	110,060

Accumulation unit value:
Benefit Variable Universal Life	$15.64	$15.27
Benefit Variable Universal Life II	15.64	15.27
Executive Variable Universal Life	15.64	15.27
Executive Variable Universal Life II	15.64	15.27
Flexible Variable Life	18.29	18.55
PrinFlex Life®	15.64	15.27
Survivorship Flexible Premium Variable Universal Life	15.64	15.27
Variable Universal Life Accumulator	15.64	15.27
Variable Universal Life Accumulator II	15.64	15.27
Variable Universal Life Income	15.64	15.27
Variable Universal Life Income II	15.64	15.27

See accompanying notes.

Principal	Principal	Putnam VT	Putnam VT			SAM
LifeTime	LifeTime	Growth &	International	Putnam VT	Real Estate	Balanced
2040	2050	Income	Equity	Voyager	Securities	Portfolio
Class 1	Class 1	Class IB	Class IB	Class IB	Class 1	Class 1
Division	Division	Division	Division	Division	Division	Division

$13,901,048	$9,682,111	$193,468	$944,226	$20,012,606	$55,074,145	$33,720,155

—	—	—	—	—	—	—
$13,901,048	$9,682,111	$193,468	$944,226	$20,012,606	$55,074,145	$33,720,155

$896,134	$1,864,771	$193,468	$402,390	$204,924	$4,610,076	$397,929
236,887	234,845	—	—	560	339,096	315,832
2,150,088	1,416,033	—	541,836	1,679,344	21,618,983	4,794,322
2,318,164	551,501	—	—	2,999	4,839,290	5,211,734
—	—	—	—	9,068	169,413	29,033
33,117	60,731	—	—	16,160,875	9,786,763	3,467,820
—	—	—	—	880,651	1,272,303	180,751
7,360	7,356	—	—	1,064,597	2,470,791	733,279
1,159,726	1,232,514	—	—	7,443	4,761,532	3,746,765
5,997,737	3,682,269	—	—	83	4,084,308	5,106,599
1,101,835	632,091	—	—	2,062	1,121,590	9,736,091
$13,901,048	$9,682,111	$193,468	$944,226	$20,012,606	$55,074,145	$33,720,155

$12,516,015	$8,614,328	$184,499	$891,239	$18,764,289	$44,545,517	$30,588,651
1,121,957	788,445	10,790	83,339	553,293	3,311,735	2,064,921

58,119	121,651	14,269	27,723	13,929	99,466	32,354
15,363	15,320	—	—	38	7,316	25,679
139,445	92,377	—	37,331	114,150	466,448	389,808
150,345	35,978	—	—	204	104,412	423,747
—	—	—	—	880	4,613	1,680
2,148	3,962	—	—	1,098,507	211,158	281,955
—	—	—	—	71,997	25,505	14,696
477	480	—	—	72,362	53,310	59,620
75,214	80,406	—	—	506	102,734	304,636
388,986	240,218	—	—	6	88,123	415,198
71,460	41,235	—	—	140	24,199	791,605

$15.42	$15.33	$13.56	$14.51	$14.71	$46.35	$12.30
15.42	15.33	—	—	14.71	46.35	12.30
15.42	15.33	13.56	14.51	14.71	46.35	12.30
15.42	15.33	—	—	14.71	46.35	12.30
18.94	19.07	—	—	10.30	36.73	17.28
15.42	15.33	—	—	14.71	46.35	12.30
15.42	15.33	—	—	12.23	49.88	12.30
15.42	15.33	—	—	14.71	46.35	12.30
15.42	15.33	—	—	14.71	46.35	12.30
15.42	15.33	—	—	14.71	46.35	12.30
15.42	15.33	—	—	14.71	46.35	12.30

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2012

	SAM	SAM
	Conservative	Conservative
	Balanced	Growth
	Portfolio	Portfolio
	Class 1	Class 1
	Division	Division
Assets
Investments in shares of mutual funds, at market	$19,343,412	$30,335,287

Liabilities	—	—
Net assets	$19,343,412	$30,335,287

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$185,739	$477,426
Benefit Variable Universal Life II	66,251	454,659
Executive Variable Universal Life	2,138,154	2,525,700
Executive Variable Universal Life II	9,721,288	3,534,653
Flexible Variable Life	11,282	89,649
PrinFlex Life®	1,564,523	3,587,149
Survivorship Flexible Premium Variable Universal Life	115,051	506,178
Variable Universal Life Accumulator	791,405	187,350
Variable Universal Life Accumulator II	1,135,564	2,118,980
Variable Universal Life Income	684,105	6,374,757
Variable Universal Life Income II	2,930,050	10,478,786
Total net assets	$19,343,412	$30,335,287

Investments in shares of mutual funds, at cost	$18,352,369	$26,183,312
Shares of mutual fund owned	1,548,712	1,780,240
Accumulation units outstanding:
Benefit Variable Universal Life	14,383	41,688
Benefit Variable Universal Life II	5,130	39,700
Executive Variable Universal Life	165,573	220,540
Executive Variable Universal Life II	752,792	308,640
Flexible Variable Life	695	4,934
PrinFlex Life®	121,153	313,224
Survivorship Flexible Premium Variable Universal Life	8,909	44,199
Variable Universal Life Accumulator	61,284	16,359
Variable Universal Life Accumulator II	87,935	185,026
Variable Universal Life Income	52,975	556,633
Variable Universal Life Income II	226,896	914,990

Accumulation unit value:
Benefit Variable Universal Life	$12.91	$11.45
Benefit Variable Universal Life II	12.91	11.45
Executive Variable Universal Life	12.91	11.45
Executive Variable Universal Life II	12.91	11.45
Flexible Variable Life	16.24	18.17
PrinFlex Life®	12.91	11.45
Survivorship Flexible Premium Variable Universal Life	12.91	11.45
Variable Universal Life Accumulator	12.91	11.45
Variable Universal Life Accumulator II	12.91	11.45
Variable Universal Life Income	12.91	11.45
Variable Universal Life Income II	12.91	11.45

See accompanying notes.

SAM	SAM
Flexible	Strategic
Income	Growth	Short-Term	SmallCap	SmallCap	SmallCap	T. Rowe Price
Portfolio	Portfolio	Income	Blend	Growth II	Value I	Equity Income
Class 1	Class 1	Class 1	Class 1	Class 1	Class 1	Portfolio II
Division	Division	Division	Division	Division	Division	Division

$14,882,449	$32,092,079	$21,065,229	$20,794,066	$20,017,913	$25,636,194	$1,713,021

—	—	—	—	—	—	—
$14,882,449	$32,092,079	$21,065,229	$20,794,066	$20,017,913	$25,636,194	$1,713,021

$129,656	$956,816	$755,082	$241,542	$921,686	$1,518,007	$163,539
98,563	378,087	434,339	16,202	26,212	86,129	—
2,473,047	4,507,153	6,603,380	369,799	3,962,465	6,991,721	1,549,482
3,173,307	2,743,358	6,084,103	25,990	752,369	146,519	—
46,125	12,757	46,347	95,645	20,699	51,548	—
1,243,800	3,053,644	2,336,663	5,397,112	9,711,577	8,834,993	—
242,928	145,986	382,730	471,991	661,461	874,344	—
323,851	465,406	770,827	11,921,195	839,933	2,013,749	—
1,082,903	2,493,638	1,539,462	1,008,127	1,525,659	2,318,688	—
4,747,695	6,837,944	1,104,853	1,029,065	1,305,346	2,410,590	—
1,320,574	10,497,290	1,007,443	217,398	290,506	389,906	—
$14,882,449	$32,092,079	$21,065,229	$20,794,066	$20,017,913	$25,636,194	$1,713,021

$14,201,590	$27,599,441	$20,705,984	$18,285,363	$16,399,528	$21,260,963	$1,551,241
1,112,291	1,712,491	8,070,969	2,221,588	1,611,748	1,630,801	77,094

9,619	87,483	61,928	14,654	66,910	49,455	12,566
7,312	34,569	35,625	983	1,903	2,806	—
183,465	412,096	541,570	22,437	287,648	227,783	119,061
235,415	250,830	498,982	1,577	54,617	4,773	—
2,924	678	3,920	6,917	2,522	2,527	—
92,272	279,199	191,639	327,466	704,998	287,836	—
18,022	13,348	31,389	27,526	60,657	26,576	—
24,025	42,553	63,219	723,308	60,976	65,606	—
80,336	227,997	126,257	61,167	110,753	75,541	—
352,212	625,204	90,613	62,438	94,760	78,535	—
97,968	959,784	82,625	13,190	21,089	12,703	—

$13.48	$10.94	$12.19	$16.48	$13.78	$30.69	$13.01
13.48	10.94	12.19	16.48	13.78	30.69	—
13.48	10.94	12.19	16.48	13.78	30.69	13.01
13.48	10.94	12.19	16.48	13.78	30.69	—
15.78	18.82	11.82	13.83	8.21	20.39	—
13.48	10.94	12.19	16.48	13.78	30.69	—
13.48	10.94	12.19	17.15	10.90	32.90	—
13.48	10.94	12.19	16.48	13.78	30.69	—
13.48	10.94	12.19	16.48	13.78	30.69	—
13.48	10.94	12.19	16.48	13.78	30.69	—
13.48	10.94	12.19	16.48	13.78	30.69	—

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2012

	Templeton
	Developing	Templeton
	Markets	Foreign
	Securities	Securities
	Class 2	Class 2
	Division	Division
Assets
Investments in shares of mutual funds, at market	$6,578,216	$11,460,136

Liabilities	—	—
Net assets	$6,578,216	$11,460,136

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$256,887	$88,334
Benefit Variable Universal Life II	48,722	68,238
Executive Variable Universal Life	3,721,939	3,081,090
Executive Variable Universal Life II	2,550,668	8,222,474
Flexible Variable Life	—	—
PrinFlex Life®	—	—
Survivorship Flexible Premium Variable Universal Life	—	—
Variable Universal Life Accumulator	—	—
Variable Universal Life Accumulator II	—	—
Variable Universal Life Income	—	—
Variable Universal Life Income II	—	—
Total net assets	$6,578,216	$11,460,136

Investments in shares of mutual funds, at cost	$6,468,937	$11,136,039
Shares of mutual fund owned	626,497	797,504
Accumulation units outstanding:
Benefit Variable Universal Life	15,957	8,728
Benefit Variable Universal Life II	3,026	6,742
Executive Variable Universal Life	231,193	304,432
Executive Variable Universal Life II	158,438	812,435
Flexible Variable Life	—	—
PrinFlex Life®	—	—
Survivorship Flexible Premium Variable Universal Life	—	—
Variable Universal Life Accumulator	—	—
Variable Universal Life Accumulator II	—	—
Variable Universal Life Income	—	—
Variable Universal Life Income II	—	—

Accumulation unit value:
Benefit Variable Universal Life	$16.10	$10.12
Benefit Variable Universal Life II	16.10	10.12
Executive Variable Universal Life	16.10	10.12
Executive Variable Universal Life II	16.10	10.12
Flexible Variable Life	—	—
PrinFlex Life®	—	—
Survivorship Flexible Premium Variable Universal Life	—	—
Variable Universal Life Accumulator	—	—
Variable Universal Life Accumulator II	—	—
Variable Universal Life Income	—	—
Variable Universal Life Income II	—	—

See accompanying notes.

			TOPS
Templeton	TOPS	TOPS	Protected	Van Eck	Van Eck
Global Bond	Protected	Protected	Moderate	Global	Global	Vanguard
Securities	Balanced ETF	Growth ETF	Growth ETF	Hard Assets	Hard Assets	VIF
Class 2	Class 2	Class 2	Class 2	Initial Class	Service Class	Balanced
Division	Division	Division	Division	Division	Division	Division

$13,681,642	$94,976	$2,831,997	$158,227	7,104,405	991,870	39,870,521

—	—	—	—	—	—	—
$13,681,642	$94,976	$2,831,997	$158,227	7,104,405	991,870	39,870,521

$471,922	$—	$—	$—	462,085	—	9,773,990
611,085	—	486	—	192,370	—	—
5,273,343	—	118,965	—	4,051,305	—	30,096,531
5,284,876	68,926	—	—	2,398,645	—	—
3,070	—	—	—	—	90	—
519,062	8,383	16,813	49	—	238,472	—
42,626	—	—	—	—	47,015	—
106,341	—	—	—	—	102,647	—
686,668	—	19,606	—	—	316,614	—
436,491	1,341	7,376	60,256	—	74,804	—
246,158	16,326	2,668,751	97,922	—	212,228	—
$13,681,642	$94,976	$2,831,997	$158,227	7,104,405	991,870	39,870,521

$13,324,934	$92,419	$2,740,238	$152,277	7,724,248	1,032,276	33,999,567
702,704	8,868	277,919	14,829	243,886	34,950	1,926,112

30,553	—	—	—	46,539	—	487,803
39,563	—	45	—	19,375	—	—
341,406	—	10,959	—	408,032	—	1,502,043
342,152	6,417	—	—	241,582	—	—
201	—	—	—	—	11	—
33,605	780	1,549	5	—	28,007	—
2,760	—	—	—	—	5,522	—
6,885	—	—	—	—	12,055	—
44,456	—	1,806	—	—	37,184	—
28,259	125	680	5,560	—	8,785	—
15,937	1,520	245,855	9,036	—	24,925	—

$15.45	$10.74	$10.85	$10.84	9.93	—	20.04
15.45	10.74	10.85	10.84	9.93	—	—
15.45	10.74	10.85	10.84	9.93	—	20.04
15.45	10.74	10.85	10.84	9.93	—	—
15.26	10.69	10.80	10.79	—	8.41	—
15.45	10.74	10.85	10.84	—	8.51	—
15.45	10.74	10.85	10.84	—	8.51	—
15.45	10.74	10.85	10.84	—	8.51	—
15.45	10.74	10.85	10.84	—	8.51	—
15.45	10.74	10.85	10.84	—	8.51	—
15.45	10.74	10.85	10.84	—	8.51	—

Principal Life Insurance Company
Variable Life Separate Account

Statements of Assets and Liabilities (continued)

December 31, 2012

		Vanguard
	Vanguard	VIF
	VIF Equity	Mid-Cap
	Index	Index
	Division	Division
Assets
Investments in shares of mutual funds, at market	$55,520,636	$22,270,898

Liabilities	—	—
Net assets	$55,520,636	$22,270,898

Net assets
Applicable to accumulation units:
Benefit Variable Universal Life	$4,965,707	$2,926,299
Benefit Variable Universal Life II	—	168,294
Executive Variable Universal Life	50,554,929	15,399,657
Executive Variable Universal Life II	—	3,776,648
Flexible Variable Life	—	—
PrinFlex Life®	—	—
Survivorship Flexible Premium Variable Universal Life	—	—
Variable Universal Life Accumulator	—	—
Variable Universal Life Accumulator II	—	—
Variable Universal Life Income	—	—
Variable Universal Life Income II	—	—
Total net assets	$55,520,636	$22,270,898

Investments in shares of mutual funds, at cost	$46,005,208	$19,487,066
Shares of mutual fund owned	2,227,061	1,380,713
Accumulation units outstanding:
Benefit Variable Universal Life	313,710	143,244
Benefit Variable Universal Life II	—	8,238
Executive Variable Universal Life	3,193,755	753,844
Executive Variable Universal Life II	—	184,876
Flexible Variable Life	—	—
PrinFlex Life®	—	—
Survivorship Flexible Premium Variable Universal Life	—	—
Variable Universal Life Accumulator	—	—
Variable Universal Life Accumulator II	—	—
Variable Universal Life Income	—	—
Variable Universal Life Income II	—	—

Accumulation unit value:
Benefit Variable Universal Life	$15.83	$20.43
Benefit Variable Universal Life II	—	20.43
Executive Variable Universal Life	15.83	20.43
Executive Variable Universal Life II	—	20.43
Flexible Variable Life	—	—
PrinFlex Life®	—	—
Survivorship Flexible Premium Variable Universal Life	—	—
Variable Universal Life Accumulator	—	—
Variable Universal Life Accumulator II	—	—
Variable Universal Life Income	—	—
Variable Universal Life Income II	—	—

See accompanying notes.

Wells Fargo	Wells Fargo	Wells Fargo
Advantage VT	Advantage VT	Advantage VT
Index Asset	Intrinsic	Omega
Allocation	Value	Growth
Class 2	Class 2	Class 2
Division	Division	Division

$1,254,699	$656,878	$3,704,955

—	—	—
$1,254,699	$656,878	$3,704,955

$4,140	$4,564	$10,497
—	—	—
5,473	—	2,131,204
—	—	—
3,613	24,848	7,145
240,024	101,418	626,411
484,743	165,004	57,439
149,657	22,463	107,458
132,499	123,741	362,309
234,550	214,840	402,492
—	—	—
$1,254,699	$656,878	$3,704,955

$1,156,211	$570,880	$3,344,283
93,148	44,899	147,431

246	333	750
—	—	—
325	—	152,356
—	—	—
232	1,847	520
14,251	7,392	44,783
28,781	12,025	4,107
8,888	1,636	7,682
7,867	9,018	25,902
13,926	15,658	28,774
—	—	—

$16.84	$13.72	$13.99
—	—	—
16.84	13.72	13.99
—	—	—
15.55	13.47	13.73
16.84	13.72	13.99
16.84	13.72	13.99
16.84	13.72	13.99
16.84	13.72	13.99
16.84	13.72	13.99
—	—	—

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations

Year Ended December 31, 2012

	AllianceBernstein	AllianceBernstein
	Global Thematic	International
	Growth	Growth
	Class A	Class A
	Division	Division
Investment income (loss)
Income:
Dividends	$—	$6,807

Expenses:
Mortality and expense risks	—	—
Net investment income (loss)	—	6,807

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(4,477)	(10,982)
Capital gains distributions	—	—
Total realized gains (losses) on investments	(4,477)	(10,982)

Change in net unrealized appreciation or depreciation of
investments	16,574	57,768

Net gains (losses) on investments	12,097	53,593

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	$12,097	$53,593

See accompanying notes.

			American	American	American
AllianceBernstein	AllianceBernstein	AllianceBernstein	Century VP	Century VP	Century VP	American
International	Small Cap	Small/Mid Cap	Income &	Income &	Inflation	Century VP
Value	Growth	Value	Growth	Growth	Protection	International
Class A	Class A	Class A	Class I	Class II	Class II	Class II
Division	Division	Division	Division	Division	Division	Division

$5,996	$—	$5,131	$53,937	$45,062	$46,158	$4,350

—	—	—	115	—	54	—
5,996	—	5,131	53,822	45,062	46,104	4,350

(10,060)	43,769	(6,551)	(9,593)	110,152	37,999	19,938
—	21,272	29,904	—	—	42,901	—
(10,060)	65,041	23,353	(9,593)	110,152	80,900	19,938

41,522	(5,748)	102,035	313,220	180,714	6,238	80,509

37,458	59,293	130,519	357,449	335,928	133,242	104,797

—	—	—	—	—	—	—

$37,458	$59,293	$130,519	$357,449	$335,928	$133,242	$104,797

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year Ended December 31, 2012

	American	American
	Century VP	Century VP
	MidCap Value	Ultra
	Class II	Class I
	Division	Division
Investment income (loss)
Income:
Dividends	$152,836	$—

Expenses:
Mortality and expense risks	23	165
Net investment income (loss)	152,813	(165)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	324,354	39,372
Capital gains distributions	414,799	—
Total realized gains (losses) on investments	739,153	39,372

Change in net unrealized appreciation or depreciation of
investments	374,966	159,527

Net gains (losses) on investments	1,266,932	198,734

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	$1,266,932	$198,734

(1) Commenced operations on May 21, 2012.

See accompanying notes.

American	American	American			Bond &	Bond
Century VP	Century VP	Century VP	Asset		Mortgage	Market
Ultra	Value	Vista	Allocation	Balanced	Securities	Index
Class II	Class II	Class II	Class 1	Class 1	Class 1	Class 1
Division	Division	Division	Division	Division	Division	Division (1)

$—	$308,906	$—	$340,694	$274,809	$2,085,431	$—

—	65	—	611	16,279	11,236	—
—	308,841	—	340,083	258,530	2,074,195	—

132,855	307,352	14,768	(20,651)	80,028	967,890	1
—	—	—	683,511	—	—	—
132,855	307,352	14,768	662,860	80,028	967,890	1

215,197	1,719,794	22,424	699,599	1,322,192	922,885	2

348,052	2,335,987	37,192	1,702,542	1,660,750	3,964,970	3

—	—	—	—	—	—	—

$348,052	$2,335,987	$37,192	$1,702,542	$1,660,750	$3,964,970	$3

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year Ended December 31, 2012

	Calvert EAFE
	International
	Index	Calvert
	Class F	Income
	Division	Division
Investment income (loss)
Income:
Dividends	$31,422	$19,508

Expenses:
Mortality and expense risks	—	—
Net investment income (loss)	31,422	19,508

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(3,746)	1,059
Capital gains distributions	—	—
Total realized gains (losses) on investments	(3,746)	1,059

Change in net unrealized appreciation or depreciation of
investments	48,264	21,396

Net gains (losses) on investments	75,940	41,963

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	$75,940	$41,963

See accompanying notes.

Calvert
Russell 2000	Calvert S&P		Delaware	Delaware
Small Cap	MidCap 400	Calvert	Small Cap	Smid	Diversified	Dreyfus IP
Index	Index	SRI	Value	Cap Growth	International	Core Value
Class F	Class F	Equity	Service Class	Service Class	Class 1	Service Shares
Division	Division	Division	Division	Division	Division	Division

$56,704	$3,462	$174	$25,560	$98	$2,563,564	$3,296

—	—	3	36	67	1,107	—
56,704	3,462	171	25,524	31	2,562,457	3,296

292,909	18,697	5,398	87,621	20,109	(1,141,405)	37,521
382,195	14,251	5,807	507,237	66,383	—	—
675,104	32,948	11,205	594,858	86,492	(1,141,405)	37,521

146,104	41,272	11,595	234,785	(25,285)	19,118,758	13,997

877,912	77,682	22,971	855,167	61,238	20,539,810	54,814

—	—	—	—	—	—	—

$877,912	$77,682	$22,971	$855,167	$61,238	$20,539,810	$54,814

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year Ended December 31, 2012

		Dreyfus
	Dreyfus IP	Socially
	Technology	Responsible
	Growth	Growth
	Service Shares	Service Shares
	Division (1)	Division
Investment income (loss)
Income:
Dividends	$—	$939

Expenses:
Mortality and expense risks	—	—
Net investment income (loss)	—	939

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	11	15,000
Capital gains distributions	—	—
Total realized gains (losses) on investments	11	15,000

Change in net unrealized appreciation or depreciation of
investments	220	2,434

Net gains (losses) on investments	231	18,373

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	$231	$18,373

(1) Commenced operations on May 21, 2012.

See accompanying notes.

	Dreyfus VIF				Fidelity VIP
Dreyfus VIF	Opportunistic	Dreyfus VIF	DWS Dreman	Equity	Asset Manager	Fidelity VIP
Appreciation	Small Cap	Quality Bond	Small Mid Cap	Income	Service	Contrafund
Service Shares	Service Shares	Service Shares	Value Class B	Class 1	Class 2	Initial Class
Division	Division	Division	Division	Division	Division	Division

$73,105	$—	$70,756	$20,360	$866,624	$15,128	$700,571

—	—	—	—	816	—	1,671
73,105	—	70,756	20,360	865,808	15,128	698,900

258,011	(21,763)	24,300	88,396	133,095	77,729	162,618
—	—	—	—	—	8,812	—
258,011	(21,763)	24,300	88,396	133,095	86,541	162,618

(170,354)	622,384	71,956	146,281	2,320,095	65,716	7,253,887

160,762	600,621	167,012	255,037	3,318,998	167,385	8,115,405

—	—	—	—	—	—	—

$160,762	$600,621	$167,012	$255,037	$3,318,998	$167,385	$8,115,405

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year Ended December 31, 2012

	Fidelity VIP
	Contrafund	Fidelity VIP
	Service	Equity-Income
	Class 2	Initial Class
	Division	Division
Investment income (loss)
Income:
Dividends	$782,033	$588,713

Expenses:
Mortality and expense risks	—	650
Net investment income (loss)	782,033	588,063

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(56,356)	(382,705)
Capital gains distributions	—	1,213,483
Total realized gains (losses) on investments	(56,356)	830,778

Change in net unrealized appreciation or depreciation of
investments	9,501,063	1,635,086

Net gains (losses) on investments	10,226,740	3,053,927

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	$10,226,740	$3,053,927

See accompanying notes.

Fidelity VIP	Fidelity VIP		Fidelity VIP	Fidelity VIP	Franklin	Franklin
Equity-Income	Growth	Fidelity VIP	High Income	Mid Cap	Income	Mutual
Service	Service	High Income	Service	Service	Securities	Global Discovery
Class 2	Class 2	Initial Class	Class 2	Class 2	Class 2	Class 2
Division	Division	Division	Division	Division	Division	Division

$578,840	$42,047	$365,223	$1,217,214	$126,228	$843,081	$463,259

—	73	85	—	—	—	—
578,840	41,974	365,138	1,217,214	126,228	843,081	463,259

483,421	1,041,891	151,242	497,628	2,369,390	439,505	566,346
1,258,434	—	—	—	2,588,282	—	935,195
1,741,855	1,041,891	151,242	497,628	4,957,672	439,505	1,501,541

704,136	422,322	276,080	1,007,360	(439,881)	291,897	145,995

3,024,831	1,506,187	792,460	2,722,202	4,644,019	1,574,483	2,110,795

—	—	—	—	—	—	—

$3,024,831	$1,506,187	$792,460	$2,722,202	$4,644,019	$1,574,483	$2,110,795

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year Ended December 31, 2012

	Franklin	Franklin
	Mutual	Rising
	Shares	Dividends
	Securities	Securities
	Class 2	Class 2
	Division	Division
Investment income (loss)
Income:
Dividends	$218,851	$127,669

Expenses:
Mortality and expense risks	—	—
Net investment income (loss)	218,851	127,669

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	665,131	490,389
Capital gains distributions	—	—
Total realized gains (losses) on investments	665,131	490,389

Change in net unrealized appreciation or depreciation of
investments	552,606	259,654

Net gains (losses) on investments	1,436,588	877,712

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	$1,436,588	$877,712

See accompanying notes.

Franklin			Goldman Sachs	Government
Small Cap	Franklin	Franklin	VIT Structured	& High	International
Value	Strategic Income	U.S. Government	Small Cap Equity	Quality	Emerging	Invesco
Securities	Securities	Fund	Institutional	Bond	Markets	Core Equity
Class 2	Class 2	Class 2	Service Class I	Class 1	Class 1	Series I
Division	Division	Division	Division	Division	Division	Division

$88,428	$662,491	$13,570	$4,601	$1,722,923	$471,813	$87,530

1	—	—	—	1,720	1,640	253
88,427	662,491	13,570	4,601	1,721,203	470,173	87,277

1,211,223	17,642	1,336	116,470	455,249	(476,389)	231,124
—	11,134	—	—	—	—	—
1,211,223	28,776	1,336	116,470	455,249	(476,389)	231,124

663,779	449,901	(8,417)	4,596	(530,525)	6,500,955	837,877

1,963,429	1,141,168	6,489	125,667	1,645,927	6,494,739	1,156,278

—	—	—	—	—	—	—

$1,963,429	$1,141,168	$6,489	$125,667	$1,645,927	$6,494,739	$1,156,278

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year Ended December 31, 2012

		Invesco
	Invesco	Global
	Core Equity	Health Care
	Series II	Series I
	Division	Division
Investment income (loss)
Income:
Dividends	$74,805	$—

Expenses:
Mortality and expense risks	—	62
Net investment income (loss)	74,805	(62)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	205,510	410,444
Capital gains distributions	—	—
Total realized gains (losses) on investments	205,510	410,444

Change in net unrealized appreciation or depreciation of
investments	780,722	1,212,941

Net gains (losses) on investments	1,061,037	1,623,323

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	$1,061,037	$1,623,323

(1) Commenced operations on April 27, 2012.

See accompanying notes.

				Invesco	Invesco	Invesco
Invesco	Invesco	Invesco		Van Kampen	Van Kampen	Van Kampen
International	Mid Cap	Small Cap	Invesco	American	American	MidCap
Growth	Core Equity	Equity	Technology	Franchise	Franchise	Growth
Series I	Series II	Series I	Series I	Series I	Series II	Series I
Division	Division	Division	Division	Division (1)	Division (1)	Division (1)

$186,919	$—	$—	$—	$—	$—	$—

—	—	42	261	—	—	20
186,919	—	(42)	(261)	—	—	(20)

528,817	73,855	872,954	492,937	(12,025)	(1,656)	(1,226,324)
—	5,790	—	—	—	—	818
528,817	79,645	872,954	492,937	(12,025)	(1,656)	(1,225,506)

855,152	(2,200)	644,676	(46,569)	(48,516)	(15,326)	1,159,198

1,570,888	77,445	1,517,588	446,107	(60,541)	(16,982)	(66,328)

—	—	—	—	—	—	—

$1,570,888	$77,445	$1,517,588	$446,107	$(60,541)	$(16,982)	$(66,328)

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year Ended December 31, 2012

	Janus	Janus
	Aspen	Aspen
	Balanced	Enterprise
	Service Shares	Service Shares
	Division	Division
Investment income (loss)
Income:
Dividends	$205,359	$—

Expenses:
Mortality and expense risks	—	60
Net investment income (loss)	205,359	(60)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	123,051	687,251
Capital gains distributions	513,447	—
Total realized gains (losses) on investments	636,498	687,251

Change in net unrealized appreciation or depreciation of
investments	72,791	969,038

Net gains (losses) on investments	914,648	1,656,229

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	$914,648	$1,656,229

See accompanying notes.

Janus	Janus	Janus	Janus
Aspen	Aspen	Aspen	Aspen	JP Morgan	JP Morgan	LargeCap
Flexible Bond	Forty	Overseas	Worldwide	Core Bond	Small Cap Core	Blend II
Service Shares	Service Shares	Service Shares	Service Shares	Class I	Class I	Class 1
Division	Division	Division	Division	Division	Division	Division

$1,536,053	$22,942	$46,153	$6,959	$160,476	$6,575	$166,646

—	—	—	—	—	—	290
1,536,053	22,942	46,153	6,959	160,476	6,575	166,356

97,530	81,934	(168,639)	(15,624)	34,344	427,058	(28,153)
626,317	—	700,519	—	—	—	—
723,847	81,934	531,880	(15,624)	34,344	427,058	(28,153)

1,097,989	648,148	250,661	159,755	(13,752)	154,875	1,668,521

3,357,889	753,024	828,694	151,090	181,068	588,508	1,806,724

—	—	—	—	—	—	—

$3,357,889	$753,024	$828,694	$151,090	$181,068	$588,508	$1,806,724

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year Ended December 31, 2012

	LargeCap	LargeCap
	Growth	Growth I
	Class 1	Class 1
	Division	Division
Investment income (loss)
Income:
Dividends	$71,468	$79,204

Expenses:
Mortality and expense risks	358	625
Net investment income (loss)	71,110	78,579

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,007,507	3,254,797
Capital gains distributions	—	—
Total realized gains (losses) on investments	1,007,507	3,254,797

Change in net unrealized appreciation or depreciation of
investments	2,717,378	12,062,201

Net gains (losses) on investments	3,795,995	15,395,577

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	$3,795,995	$15,395,577

See accompanying notes.

				MFS VIT		MFS VIT
LargeCap	LargeCap	MFS VIT	MFS VIT	MidCap	MFS VIT	Research
S&P 500 Index	Value	Global Equity	Growth	Growth	New Discovery	International
Class 1	Class 1	Service Class	Service Class	Service Class	Service Class	Service Class
Division	Division	Division	Division	Division	Division	Division

$416,005	$693,064	$10,958	$—	$—	$—	$53,298

360	27,776	—	—	—	15	—
415,645	665,288	10,958	—	—	(15)	53,298

566,844	(682,312)	93,184	386,607	17,776	(760,059)	17,072
50,135	—	27,485	—	—	863,485	—
616,979	(682,312)	120,669	386,607	17,776	103,426	17,072

4,004,069	8,941,841	87,587	480,650	41,331	1,457,194	259,655

5,036,693	8,924,817	219,214	867,257	59,107	1,560,605	330,025

—	—	—	—	—	—	—

$5,036,693	$8,924,817	$219,214	$867,257	$59,107	$1,560,605	$330,025

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year Ended December 31, 2012

	MFS VIT	MFS VIT
	Total Return	Utilities
	Service Class	Service Class
	Division	Division
Investment income (loss)
Income:
Dividends	$11,518	$63,881

Expenses:
Mortality and expense risks	—	—
Net investment income (loss)	11,518	63,881

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	2,596	49,822
Capital gains distributions	—	—
Total realized gains (losses) on investments	2,596	49,822

Change in net unrealized appreciation or depreciation of
investments	30,627	(10,048)

Net gains (losses) on investments	44,741	103,655

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	$44,741	$103,655

(1) Represented the operations of Neuberger Berman AMT Partners I Class Division until May 21, 2012.

See accompanying notes.

						Oppenheimer
			Neuberger	Neuberger	Neuberger	Main Street
MFS VIT	MidCap	Money	Berman AMT	Berman AMT	Berman AMT	Small &
Value	Blend	Market	Guardian	Large Cap Value	Small-Cap Growth	Mid Cap
Service Class	Class 1	Class 1	I Class	I Class	S Class	Service Shares
Division	Division	Division	Division	Division (1)	Division	Division

$232,060	$1,178,883	$74	$5,216	$17,423	$—	$1,460

—	98,787	3,936	—	—	—	—
232,060	1,080,096	(3,862)	5,216	17,423	—	1,460

1,199,060	4,987,694	—	107,859	98,106	8,736	17,284
123,373	2,133,500	—	14,934	—	—	—
1,322,433	7,121,194	—	122,793	98,106	8,736	17,284

688,686	15,286,114	—	109,655	509,366	24,072	51,689

2,243,179	23,487,404	(3,862)	237,664	624,895	32,808	70,433

—	—	—	—	—	—	—

$2,243,179	$23,487,404	$(3,862)	$237,664	$624,895	$32,808	$70,433

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year Ended December 31, 2012

		PIMCO
	PIMCO	Commodity
	All Asset	Real Strategy
	Administrative	Administrative
	Class	Class
	Division (1)	Division (1)
Investment income (loss)
Income:
Dividends	$70	$278

Expenses:
Mortality and expense risks	—	—
Net investment income (loss)	70	278

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	—	(877)
Capital gains distributions	—	1,331
Total realized gains (losses) on investments	—	454

Change in net unrealized appreciation or depreciation of
investments	(31)	(2,821)

Net gains (losses) on investments	39	(2,089)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	$39	$(2,089)

(1) Commenced operations on May 21, 2012.

See accompanying notes.

PIMCO					Principal
Emerging	PIMCO	PIMCO	PIMCO	PIMCO	LifeTime	Principal
Market Bond	High Yield	Real Return	Short-Term	Total Return	Strategic	LifeTime
Administrative	Administrative	Administrative	Administrative	Administrative	Income	2010
Class	Class	Class	Class	Class	Class 1	Class 1
Division (1)	Division	Division	Division	Division	Division	Division

$—	$155,723	$82,537	$26,285	$651,861	$118,600	$167,438

—	—	—	—	—	—	—
—	155,723	82,537	26,285	651,861	118,600	167,438

—	1,016	88,457	6,458	4,345	150,917	422,875
—	—	490,656	7,175	582,784	—	—
—	1,016	579,113	13,633	587,129	150,917	422,875

—	194,475	(53,693)	36,212	991,337	273,077	459,214

—	351,214	607,957	76,130	2,230,327	542,594	1,049,527

—	—	—	—	—	—	—

$—	$351,214	$607,957	$76,130	$2,230,327	$542,594	$1,049,527

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year Ended December 31, 2012

	Principal	Principal
	LifeTime	LifeTime
	2020	2030
	Class 1	Class 1
	Division	Division
Investment income (loss)
Income:
Dividends	$574,830	$416,674

Expenses:
Mortality and expense risks	174	8
Net investment income (loss)	574,656	416,666

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,795,115	473,530
Capital gains distributions	—	—
Total realized gains (losses) on investments	1,795,115	473,530

Change in net unrealized appreciation or depreciation of
investments	2,018,176	2,588,642

Net gains (losses) on investments	4,387,947	3,478,838

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	$4,387,947	$3,478,838

See accompanying notes.

Principal	Principal	Putnam VT	Putnam VT			SAM
LifeTime	LifeTime	Growth &	International	Putnam VT	Real Estate	Balanced
2040	2050	Income	Equity	Voyager	Securities	Portfolio
Class 1	Class 1	Class IB	Class IB	Class IB	Class 1	Class 1
Division	Division	Division	Division	Division	Division	Division

$200,414	$121,655	$5,330	$26,848	$71,899	$751,547	$214,390

—	7	—	—	94	801	207
200,414	121,648	5,330	26,848	71,805	750,746	214,183

(42,829)	20,950	56,858	(11,951)	145,203	1,176,480	645,953
—	—	—	—	—	—	372,843
(42,829)	20,950	56,858	(11,951)	145,203	1,176,480	1,018,796

1,742,851	1,142,301	(9,345)	190,153	2,613,691	6,039,210	2,327,630

1,900,436	1,284,899	52,843	205,050	2,830,699	7,966,436	3,560,609

—	—	—	—	—	—	—

$1,900,436	$1,284,899	$52,843	$205,050	$2,830,699	$7,966,436	$3,560,609

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year Ended December 31, 2012

	SAM	SAM
	Conservative	Conservative
	Balanced	Growth
	Portfolio	Portfolio
	Class 1	Class 1
	Division	Division
Investment income (loss)
Income:
Dividends	$158,239	$136,112

Expenses:
Mortality and expense risks	77	584
Net investment income (loss)	158,162	135,528

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	396,418	1,526,163
Capital gains distributions	242,225	—
Total realized gains (losses) on investments	638,643	1,526,163

Change in net unrealized appreciation or depreciation of
investments	994,599	2,115,808

Net gains (losses) on investments	1,791,404	3,777,499

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	$1,791,404	$3,777,499

See accompanying notes.

SAM	SAM
Flexible	Strategic
Income	Growth	Short-Term	SmallCap	SmallCap	SmallCap	T. Rowe Price
Portfolio	Portfolio	Income	Blend	Growth II	Value I	Equity Income
Class 1	Class 1	Class 1	Class 1	Class 1	Class 1	Portfolio II
Division	Division	Division	Division	Division	Division	Division

$137,510	$69,638	$396,475	$—	$—	$198,605	$30,158

328	80	858	863	159	719	—
137,182	69,558	395,617	(863)	(159)	197,886	30,158

202,688	1,035,017	138,703	142,135	769,762	551,690	6,021
182,615	—	—	—	—	—	—
385,303	1,035,017	138,703	142,135	769,762	551,690	6,021

668,704	3,011,886	327,902	2,637,004	2,205,081	4,127,782	202,394

1,191,189	4,116,461	862,222	2,778,276	2,974,684	4,877,358	238,573

—	—	—	—	—	—	—

$1,191,189	$4,116,461	$862,222	$2,778,276	$2,974,684	$4,877,358	$238,573

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year Ended December 31, 2012

	Templeton
	Developing	Templeton
	Markets	Foreign
	Securities	Securities
	Class 2	Class 2
	Division	Division
Investment income (loss)
Income:
Dividends	$98,364	$332,775

Expenses:
Mortality and expense risks	—	—
Net investment income (loss)	98,364	332,775

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	49,379	(26,551)
Capital gains distributions	—	—
Total realized gains (losses) on investments	49,379	(26,551)

Change in net unrealized appreciation or depreciation of
investments	669,905	1,477,888

Net gains (losses) on investments	817,648	1,784,112

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	$817,648	$1,784,112

(1) Commenced operations on May 21, 2012.

See accompanying notes.

			TOPS
Templeton	TOPS	TOPS	Protected	Van Eck	Van Eck
Global Bond	Protected	Protected	Moderate	Global	Global	Vanguard
Securities	Balanced ETF	Growth ETF	Growth ETF	Hard Assets	Hard Assets	VIF
Class 2	Class 2	Class 2	Class 2	Initial Class	Service Class	Balanced
Division	Division (1)	Division (1)	Division (1)	Division	Division	Division

$636,409	$23	$119	$104	42,835	4,852	1,039,147

22	—	—	—	—	1	—
636,387	23	119	104	42,835	4,851	1,039,147

17,729	4	1,741	103	(216,758)	(44,817)	652,491
15,847	—	—	—	423,591	34,335	—
33,576	4	1,741	103	206,833	(10,482)	652,491

775,413	2,557	91,759	5,950	(122,857)	(12,572)	2,832,417

1,445,376	2,584	93,619	6,157	126,811	(18,203)	4,524,055

—	—	—	—	—	—	—

$1,445,376	$2,584	$93,619	$6,157	126,811	(18,203)	4,524,055

Principal Life Insurance Company
Variable Life Separate Account

Statements of Operations (continued)

Year Ended December 31, 2012

		Vanguard
	Vanguard	VIF
	VIF Equity	Mid-Cap
	Index	Index
	Division	Division
Investment income (loss)
Income:
Dividends	$1,015,431	$225,100

Expenses:
Mortality and expense risks	—	—
Net investment income (loss)	1,015,431	225,100

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	542,711	1,135,848
Capital gains distributions	2,185,104	579,189
Total realized gains (losses) on investments	2,727,815	1,715,037

Change in net unrealized appreciation or depreciation of
investments	3,922,548	1,031,975

Net gains (losses) on investments	7,665,794	2,972,112

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	$7,665,794	$2,972,112

See accompanying notes.

Wells Fargo	Wells Fargo	Wells Fargo
Advantage VT	Advantage VT	Advantage VT
Index Asset	Intrinsic	Omega
Allocation	Value	Growth
Class 2	Class 2	Class 2
Division	Division	Division

$18,543	$10,156	$—

60	777	51
18,483	9,379	(51)

50,639	130,820	211,127
—	—	191,411
50,639	130,820	402,538

73,512	15,837	92,036

142,634	156,036	494,523

—	—	—

$142,634	$156,036	$494,523

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets

	Years Ended December 31, 2012 and 2011, Except as Noted

	AllianceBernstein
	Global Thematic
	Growth
	Class A
	Division
	2012	2011
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$—	$411
Total realized gains (losses) on investments	(4,477)	(4,294)
Change in net unrealized appreciation or depreciation of investments	16,574	(17,183)
Net gains (losses) from investments	12,097	(21,066)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	12,097	(21,066)

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	130,804	84,177
Contract terminations and surrenders	(1,750)	(2,027)
Death benefit payments	—	—
Policy loan transfers	(27)	(1,869)
Transfers to other contracts	(113,390)	(35,714)
Cost of insurance and administration charges	(2,704)	(2,942)
Mortality and expenses charges	(249)	(246)
Surrender charges	126	188
Increase (decrease) in net assets from policy related transactions	12,810	41,567
Total increase (decrease)	24,907	20,501

Net assets at beginning of period	56,601	36,100
Net assets at end of period	$81,508	$56,601

See accompanying notes.

AllianceBernstein		AllianceBernstein		AllianceBernstein
International		International		Small Cap
Growth		Value		Growth
Class A		Class A		Class A
Division		Division		Division
2012	2011	2012	2011	2012	2011

$6,807	$15,323	$5,996	$12,868	$—	$—
(10,982)	9,105	(10,060)	(12,133)	65,041	10,906
57,768	(86,367)	41,522	(70,516)	(5,748)	(5,020)
53,593	(61,939)	37,458	(69,781)	59,293	5,886

—	—	—	—	—	—

53,593	(61,939)	37,458	(69,781)	59,293	5,886

156,709	378,800	81,222	213,501	917,430	556,047
(22,454)	—	(23,717)	(198)	(27,180)	(463)
—	—	—	—	—	—
—	—	(7,016)	(4,862)	(1,046)	(5,848)
(62,882)	(347,616)	(31,383)	(114,680)	(443,821)	(372,233)
(7,248)	(8,970)	(20,523)	(19,698)	(26,168)	(17,702)
(671)	(880)	(1,301)	(1,203)	(1,849)	(1,073)
(152)	—	(1,471)	(297)	1,240	(693)
63,302	21,334	(4,189)	72,563	418,606	158,035
116,895	(40,605)	33,269	2,782	477,899	163,921

317,308	357,913	263,924	261,142	305,536	141,615
$434,203	$317,308	$297,193	$263,924	$783,435	$305,536

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years Ended December 31, 2012 and 2011, Except as Noted

	AllianceBernstein
	Small/Mid Cap
	Value
	Class A
	Division
	2012	2011
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$5,131	$2,483
Total realized gains (losses) on investments	23,353	15,746
Change in net unrealized appreciation or depreciation of investments	102,035	(64,316)
Net gains (losses) from investments	130,519	(46,087)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	130,519	(46,087)

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	690,688	651,762
Contract terminations and surrenders	(5,669)	(6,840)
Death benefit payments	—	—
Policy loan transfers	(5,225)	(4,387)
Transfers to other contracts	(198,189)	(278,010)
Cost of insurance and administration charges	(44,733)	(30,215)
Mortality and expenses charges	(3,379)	(2,005)
Surrender charges	397	596
Increase (decrease) in net assets from policy related transactions	433,890	330,901
Total increase (decrease)	564,409	284,814

Net assets at beginning of period	540,947	256,133
Net assets at end of period	$1,105,356	$540,947

See accompanying notes.

American		American		American
Century VP		Century VP		Century VP
Income &		Income &		Inflation
Growth		Growth		Protection
Class I		Class II		Class II
Division		Division		Division
2012	2011	2012	2011	2012	2011

$53,822	$44,676	$45,062	$31,102	$46,104	$32,044
(9,593)	(81,143)	110,152	8,619	80,900	26,810
313,220	120,894	180,714	27,765	6,238	33,627
357,449	84,427	335,928	67,486	133,242	92,481

—	—	—	—	—	—

357,449	84,427	335,928	67,486	133,242	92,481

389,225	463,930	569,192	882,797	1,771,504	1,732,263
(399,524)	(348,041)	(255,729)	(98,604)	(65,009)	(223,223)
—	—	(1,050)	(1,533)	(155,158)	—
(44,136)	(39,329)	(84,183)	(15,434)	(30,335)	(2,608)
(250,777)	(321,670)	(474,767)	(369,919)	(1,010,997)	(300,987)
(150,919)	(163,512)	(126,716)	(122,224)	(117,264)	(57,350)
(9,869)	(14,681)	(12,988)	(11,768)	(8,015)	(3,701)
(3,886)	(8,174)	(3,721)	(33,756)	(7,580)	(28,072)
(469,886)	(431,477)	(389,962)	229,559	377,146	1,116,322
(112,437)	(347,050)	(54,034)	297,045	510,388	1,208,803

2,620,190	2,967,240	2,463,872	2,166,827	1,571,768	362,965
$2,507,753	$2,620,190	$2,409,838	$2,463,872	$2,082,156	$1,571,768

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years Ended December 31, 2012 and 2011, Except as Noted

	American
	Century VP
	International
	Class II
	Division
	2012	2011
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$4,350	$5,530
Total realized gains (losses) on investments	19,938	5,623
Change in net unrealized appreciation or depreciation of investments	80,509	(68,477)
Net gains (losses) from investments	104,797	(57,324)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	104,797	(57,324)

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	447,191	264,131
Contract terminations and surrenders	—	(18,816)
Death benefit payments	—	(3,012)
Policy loan transfers	98	342
Transfers to other contracts	(352,081)	(187,250)
Cost of insurance and administration charges	(7,294)	(5,536)
Mortality and expenses charges	(791)	(639)
Surrender charges	—	(826)
Increase (decrease) in net assets from policy related transactions	87,123	48,394
Total increase (decrease)	191,920	(8,930)

Net assets at beginning of period	423,392	432,322
Net assets at end of period	$615,312	$423,392

See accompanying notes.

American		American		American
Century VP		Century VP		Century VP
MidCap Value		Ultra		Ultra
Class II		Class I		Class II
Division		Division		Division
2012	2011	2012	2011	2012	2011

$152,813	$87,748	$(165)	$(112)	$—	$—
739,153	772,665	39,372	19,636	132,855	163,439
374,966	(992,130)	159,527	978	215,197	(134,377)
1,266,932	(131,717)	198,734	20,502	348,052	29,062

—	—	—	—	—	—

1,266,932	(131,717)	198,734	20,502	348,052	29,062

13,742,803	10,361,698	202,521	265,258	1,047,272	752,783
(1,245,445)	(292,465)	(159,576)	(101,171)	(75,005)	(60,021)
(28,998)	(5,318)	—	—	(6,379)	—
48,951	42,684	(29,377)	(28,050)	(11,076)	(13,110)
(12,161,068)	(8,766,334)	(92,517)	(210,276)	(564,073)	(717,711)
(242,571)	(213,607)	(87,735)	(92,794)	(106,048)	(103,304)
(26,100)	(23,221)	(6,308)	(9,681)	(11,989)	(11,061)
47,280	14,399	(3,559)	(3,996)	(6,372)	(5,904)
134,852	1,117,836	(176,551)	(180,710)	266,330	(158,328)
1,401,784	986,119	22,183	(160,208)	614,382	(129,266)

7,536,691	6,550,572	1,451,766	1,611,974	2,430,776	2,560,042
$8,938,475	$7,536,691	$1,473,949	$1,451,766	$3,045,158	$2,430,776

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years Ended December 31, 2012 and 2011, Except as Noted

	American
	Century VP
	Value
	Class II
	Division
	2012	2011
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$308,841	$292,893
Total realized gains (losses) on investments	307,352	(200,389)
Change in net unrealized appreciation or depreciation of investments	1,719,794	30,316
Net gains (losses) from investments	2,335,987	122,820

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	2,335,987	122,820

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	9,476,649	13,532,848
Contract terminations and surrenders	(595,708)	(614,391)
Death benefit payments	(7,471)	(2,809)
Policy loan transfers	(46,767)	(221,434)
Transfers to other contracts	(8,296,039)	(8,593,256)
Cost of insurance and administration charges	(556,739)	(534,883)
Mortality and expenses charges	(52,190)	(49,920)
Surrender charges	(8,666)	(20,953)
Increase (decrease) in net assets from policy related transactions	(86,931)	3,495,202
Total increase (decrease)	2,249,056	3,618,022

Net assets at beginning of period	15,962,492	12,344,470
Net assets at end of period	$18,211,548	$15,962,492

See accompanying notes.

American
Century VP		Asset
Vista		Allocation		Balanced
Class II		Class 1		Class 1
Division		Division		Division
2012	2011	2012	2011	2012	2011

$—	$—	$340,083	$275,204	$258,530	$298,861
14,768	42,700	662,860	659,523	80,028	(102,139)
22,424	(63,450)	699,599	(648,888)	1,322,192	341,155
37,192	(20,750)	1,702,542	285,839	1,660,750	537,877

—	—	—	—	—	—

37,192	(20,750)	1,702,542	285,839	1,660,750	537,877

55,572	149,772	1,475,609	1,663,426	1,728,581	1,953,540
(2,718)	(392)	(973,171)	(720,111)	(1,258,184)	(864,793)
—	—	(62,244)	(135,694)	(37,383)	(62,281)
(10,445)	11,682	(79,384)	(277,600)	(182,001)	(121,706)
(148,827)	(181,621)	(600,818)	(826,834)	(1,079,836)	(909,083)
(9,470)	(11,026)	(749,486)	(808,461)	(879,053)	(931,571)
(1,166)	(1,312)	(47,770)	(55,808)	(48,858)	(57,625)
(748)	(587)	(19,894)	(27,142)	(35,835)	(33,647)
(117,802)	(33,484)	(1,057,158)	(1,188,224)	(1,792,569)	(1,027,166)
(80,610)	(54,234)	645,384	(902,385)	(131,819)	(489,289)

302,151	356,385	12,999,640	13,902,025	13,408,902	13,898,191
$221,541	$302,151	$13,645,024	$12,999,640	$13,277,083	$13,408,902

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years Ended December 31, 2012 and 2011, Except as Noted

	Bond &
	Mortgage
	Securities
	Class 1
	Division
	2012	2011
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$2,074,195	$32,738
Total realized gains (losses) on investments	967,890	(215,009)
Change in net unrealized appreciation or depreciation of investments	922,885	3,586,113
Net gains (losses) from investments	3,964,970	3,403,842

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	3,964,970	3,403,842

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	18,611,222	13,469,123
Contract terminations and surrenders	(5,696,708)	(2,807,917)
Death benefit payments	(84,038)	(56,866)
Policy loan transfers	(48,714)	(563,133)
Transfers to other contracts	(8,234,702)	(9,954,115)
Cost of insurance and administration charges	(2,223,126)	(2,217,834)
Mortality and expenses charges	(188,984)	(193,194)
Surrender charges	(96,185)	(170,897)
Increase (decrease) in net assets from policy related transactions	2,038,765	(2,494,833)
Total increase (decrease)	6,003,735	909,009

Net assets at beginning of period	51,235,213	50,326,204
Net assets at end of period	$57,238,948	$51,235,213

(1) Commenced operations May 21, 2012.

See accompanying notes.

Bond	Calvert EAFE
Market	International
Index	Index		Calvert
Class 1	Class F		Income
Division (1)	Division		Division
2012	2012	2011	2012	2011

$—	$31,422	$6,092	$19,508	$18,953
1	(3,746)	4,291	1,059	599
2	48,264	(51,071)	21,396	(5,467)
3	75,940	(40,688)	41,963	14,085

—	—	—	—	—

3	75,940	(40,688)	41,963	14,085

10,860	365,889	216,271	131,844	234,515
—	(1,423)	—	(420)	(3,167)
—	—	—	—	—
—	5,777	(17,536)	149	(1,573)
(3)	(77,825)	(69,101)	(12,539)	(12,949)
(93)	(10,496)	(6,510)	(32,868)	(26,483)
(5)	(939)	(549)	(1,982)	(1,419)
—	102	—	(274)	(4,743)
10,759	281,085	122,575	83,910	184,181
10,762	357,025	81,887	125,873	198,266

—	292,949	211,062	452,055	253,789
$10,762	$649,974	$292,949	$577,928	$452,055

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years Ended December 31, 2012 and 2011, Except as Noted

	Calvert
	Russell 2000
	Small Cap
	Index
	Class F
	Division
	2012	2011
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$56,704	$15,664
Total realized gains (losses) on investments	675,104	684,368
Change in net unrealized appreciation or depreciation of investments	146,104	(1,017,449)
Net gains (losses) from investments	877,912	(317,417)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	877,912	(317,417)

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	4,714,795	3,354,764
Contract terminations and surrenders	(127,768)	(103,777)
Death benefit payments	(4,514)	(1,314)
Policy loan transfers	2,687	(10,910)
Transfers to other contracts	(2,700,753)	(2,170,786)
Cost of insurance and administration charges	(193,660)	(171,167)
Mortality and expenses charges	(19,548)	(16,129)
Surrender charges	(158)	(8,663)
Increase (decrease) in net assets from policy related transactions	1,671,081	872,018
Total increase (decrease)	2,548,993	554,601

Net assets at beginning of period	5,318,039	4,763,438
Net assets at end of period	$7,867,032	$5,318,039

(1) Commenced operations May 23, 2011.

See accompanying notes.

Calvert S&P				Delaware
MidCap 400		Calvert		Small Cap
Index		SRI		Value
Class F		Equity		Service Class
Division		Division		Division (1)
2012	2011	2012	2011	2012	2011

$3,462	$1,666	$171	$(28)	$25,524	$12,558
32,948	42,554	11,205	2,580	594,858	84,992
41,272	(55,099)	11,595	(7,200)	234,785	(180,482)
77,682	(10,879)	22,971	(4,648)	855,167	(82,932)

—	—	—	—	—	—

77,682	(10,879)	22,971	(4,648)	855,167	(82,932)

248,160	196,066	67,271	114,929	5,254,975	5,925,144
(14,463)	(18)	(1,453)	(8,101)	(1,238,270)	(17,203)
—	—	—	—	—	—
(3,263)	(37)	(6,278)	(2,814)	(630)	66,873
(82,339)	(148,150)	(34,245)	—	(2,507,602)	(2,343,439)
(32,523)	(29,320)	(11,041)	(6,780)	(164,697)	(98,890)
(2,580)	(2,133)	(848)	(454)	(15,759)	(9,455)
(7,935)	(4)	(226)	(150)	39,580	(451)
105,057	16,404	13,180	96,630	1,367,597	3,522,579
182,739	5,525	36,151	91,982	2,222,764	3,439,647

419,883	414,358	139,841	47,859	5,552,285	2,112,638
$602,622	$419,883	$175,992	$139,841	$7,775,049	$5,552,285

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years Ended December 31, 2012 and 2011, Except as Noted

	Delaware
	Smid
	Cap Growth
	Service Class
	Division (1)
	2012	2011
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$31	$(2)
Total realized gains (losses) on investments	86,492	(8,806)
Change in net unrealized appreciation or depreciation of investments	(25,285)	(5,593)
Net gains (losses) from investments	61,238	(14,401)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	61,238	(14,401)

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	930,248	892,160
Contract terminations and surrenders	(47,547)	(1,557)
Death benefit payments	—	—
Policy loan transfers	(18,881)	(109)
Transfers to other contracts	(293,001)	(214,809)
Cost of insurance and administration charges	(55,188)	(7,417)
Mortality and expenses charges	(4,598)	(773)
Surrender charges	(2,304)	(14)
Increase (decrease) in net assets from policy related transactions	508,729	667,481
Total increase (decrease)	569,967	653,080

Net assets at beginning of period	653,080	—
Net assets at end of period	$1,223,047	$653,080

(1) Commenced operations May 23, 2011.
(2) Commenced operations May 21, 2012.

See accompanying notes.

				Dreyfus IP
Diversified		Dreyfus IP		Technology
International		Core Value		Growth
Class 1		Service Shares		Service Shares
Division		Division		Division (2)
2012	2011	2012	2011	2012

$2,562,457	$546,645	$3,296	$4,772	$—
(1,141,405)	(4,669,657)	37,521	(34,962)	11
19,118,758	(10,116,828)	13,997	(13,174)	220
20,539,810	(14,239,840)	54,814	(43,364)	231

—	195,039	—	—	—

20,539,810	(14,044,801)	54,814	(43,364)	231

28,869,608	28,094,657	28,029	200,700	8,174
(9,565,720)	(6,096,053)	—	—	—
(133,313)	(240,884)	—	—	—
(347,593)	(1,208,002)	1,417	(1,059)	—
(22,493,256)	(20,718,043)	(378,872)	(135,348)	(206)
(5,097,272)	(5,472,815)	(5,890)	(9,694)	(72)
(429,865)	(481,667)	(766)	(1,239)	(5)
(62,635)	(299,614)	—	—	—
(9,260,046)	(6,422,421)	(356,082)	53,360	7,891
11,279,764	(20,467,222)	(301,268)	9,996	8,122

114,881,654	135,348,876	510,755	500,759	—
$126,161,418	$114,881,654	$209,487	$510,755	$8,122

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years Ended December 31, 2012 and 2011, Except as Noted

	Dreyfus
	Socially
	Responsible
	Growth
	Service Shares
	Division
	2012	2011
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$939	$1,001
Total realized gains (losses) on investments	15,000	6,301
Change in net unrealized appreciation or depreciation of investments	2,434	(5,754)
Net gains (losses) from investments	18,373	1,548

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	18,373	1,548

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	123,658	29,462
Contract terminations and surrenders	(7)	—
Death benefit payments	—	—
Policy loan transfers	—	—
Transfers to other contracts	(59,709)	(23,643)
Cost of insurance and administration charges	(4,150)	(4,056)
Mortality and expenses charges	(558)	(539)
Surrender charges	—	—
Increase (decrease) in net assets from policy related transactions	59,234	1,224
Total increase (decrease)	77,607	2,772

Net assets at beginning of period	159,199	156,427
Net assets at end of period	$236,806	$159,199

See accompanying notes.

		Dreyfus VIF
Dreyfus VIF		Opportunistic		Dreyfus VIF
Appreciation		Small Cap		Quality Bond
Service Shares		Service Shares		Service Shares
Division		Division		Division
2012	2011	2012	2011	2012	2011

$73,105	$18,817	$—	$10,419	$70,756	$69,303
258,011	42,931	(21,763)	(34,257)	24,300	81,260
(170,354)	54,660	622,384	(466,379)	71,956	(21,727)
160,762	116,408	600,621	(490,217)	167,012	128,836

—	—	—	—	—	—

160,762	116,408	600,621	(490,217)	167,012	128,836

2,225,298	1,014,967	718,372	892,080	996,118	1,121,517
(310,469)	(49,352)	(114,654)	(100,441)	(3,325)	(3,291)
—	—	(818)	(15,127)	—	(3,024)
3,491	(2,585)	(46,640)	(49,796)	877	1,769
(993,228)	(406,052)	(673,915)	(537,249)	(876,569)	(1,035,942)
(47,974)	(27,713)	(184,088)	(195,541)	(44,609)	(30,730)
(5,987)	(3,632)	(20,466)	(20,131)	(5,296)	(3,666)
9,418	1,938	(18,923)	(28,583)	121	167
880,549	527,571	(341,132)	(54,788)	67,317	46,800
1,041,311	643,979	259,489	(545,005)	234,329	175,636

1,727,243	1,083,264	3,048,598	3,593,603	2,368,569	2,192,933
$2,768,554	$1,727,243	$3,308,087	$3,048,598	$2,602,898	$2,368,569

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years Ended December 31, 2012 and 2011, Except as Noted

	DWS Dreman
	Small Mid Cap
	Value Class B
	Division
	2012	2011
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$20,360	$10,416
Total realized gains (losses) on investments	88,396	146,045
Change in net unrealized appreciation or depreciation of investments	146,281	(265,640)
Net gains (losses) from investments	255,037	(109,179)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	255,037	(109,179)

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,895,491	1,644,146
Contract terminations and surrenders	(118,934)	(9,860)
Death benefit payments	—	—
Policy loan transfers	7,301	(22,225)
Transfers to other contracts	(1,176,377)	(1,298,810)
Cost of insurance and administration charges	(52,911)	(46,907)
Mortality and expenses charges	(4,979)	(4,064)
Surrender charges	(1,299)	(933)
Increase (decrease) in net assets from policy related transactions	548,292	261,347
Total increase (decrease)	803,329	152,168

Net assets at beginning of period	1,906,445	1,754,277
Net assets at end of period	$2,709,774	$1,906,445

See accompanying notes.

		Fidelity VIP
Equity		Asset Manager		Fidelity VIP
Income		Service		Contrafund
Class 1		Class 2		Initial Class
Division		Division		Division
2012	2011	2012	2011	2012	2011

$865,808	$109,441	$15,128	$28,775	$698,900	$551,496
133,095	(469,402)	86,541	225,091	162,618	(399,020)
2,320,095	259,144	65,716	(283,707)	7,253,887	(1,477,265)
3,318,998	(100,817)	167,385	(29,841)	8,115,405	(1,324,789)

—	—	—	—	—	—

3,318,998	(100,817)	167,385	(29,841)	8,115,405	(1,324,789)

10,856,007	21,019,092	322,037	989,391	5,338,106	6,069,206
(1,676,662)	(1,012,652)	(241,459)	(96,010)	(4,675,472)	(5,157,055)
(21,535)	(48,876)	—	—	(190,242)	(57,143)
123,852	(357,994)	(724)	728	(402,828)	(901,824)
(4,613,720)	(2,111,041)	(674,512)	(886,574)	(3,766,228)	(3,444,766)
(1,339,147)	(962,617)	(25,725)	(30,941)	(2,656,523)	(2,850,268)
(118,993)	(85,361)	(3,907)	(4,504)	(144,957)	(171,894)
(57,666)	(104,524)	3,687	(1,137)	(41,217)	(58,089)
3,152,136	16,336,027	(620,603)	(29,047)	(6,539,361)	(6,571,833)
6,471,134	16,235,210	(453,218)	(58,888)	1,576,044	(7,896,622)

24,285,410	8,050,200	1,656,517	1,715,405	51,272,571	59,169,193
$30,756,544	$24,285,410	$1,203,299	$1,656,517	$52,848,615	$51,272,571

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years Ended December 31, 2012 and 2011, Except as Noted

	Fidelity VIP
	Contrafund
	Service
	Class 2
	Division
	2012	2011
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$782,033	$535,666
Total realized gains (losses) on investments	(56,356)	(827,371)
Change in net unrealized appreciation or depreciation of investments	9,501,063	(1,724,779)
Net gains (losses) from investments	10,226,740	(2,016,484)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	10,226,740	(2,016,484)

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	42,720,298	33,545,788
Contract terminations and surrenders	(7,475,336)	(2,513,180)
Death benefit payments	(41,729)	(34,940)
Policy loan transfers	(72,154)	116,779
Transfers to other contracts	(37,812,720)	(25,451,234)
Cost of insurance and administration charges	(2,049,926)	(2,013,459)
Mortality and expenses charges	(225,435)	(213,743)
Surrender charges	138,301	(138,467)
Increase (decrease) in net assets from policy related transactions	(4,818,701)	3,297,544
Total increase (decrease)	5,408,039	1,281,060

Net assets at beginning of period	64,854,819	63,573,759
Net assets at end of period	$70,262,858	$64,854,819

See accompanying notes.

		Fidelity VIP		Fidelity VIP
Fidelity VIP		Equity-Income		Growth
Equity-Income		Service		Service
Initial Class		Class 2		Class 2
Division		Division		Division
2012	2011	2012	2011	2012	2011

$588,063	$491,187	$578,840	$417,268	$41,974	$14,031
830,778	(549,649)	1,741,855	(322,612)	1,041,891	331,034
1,635,086	280,829	704,136	(55,970)	422,322	(413,673)
3,053,927	222,367	3,024,831	38,686	1,506,187	(68,608)

—	—	—	—	—	—

3,053,927	222,367	3,024,831	38,686	1,506,187	(68,608)

1,980,659	2,385,085	4,624,666	4,315,295	4,235,479	3,189,372
(1,962,503)	(1,609,676)	(769,477)	(802,083)	(772,156)	(478,745)
(74,404)	(116,165)	(7,968)	(21,265)	(1,417)	(24,094)
(74,478)	(376,039)	(113,369)	(84,666)	(82,275)	(119,227)
(1,130,099)	(1,347,937)	(3,625,136)	(1,918,421)	(2,928,024)	(1,572,591)
(991,590)	(1,079,963)	(737,257)	(742,731)	(479,808)	(478,569)
(56,501)	(72,404)	(80,439)	(76,568)	(49,352)	(50,993)
(26,169)	(17,650)	(18,403)	(122,459)	(39,313)	(26,629)
(2,335,085)	(2,234,749)	(727,383)	547,102	(116,866)	438,524
718,842	(2,012,382)	2,297,448	585,788	1,389,321	369,916

18,628,646	20,641,028	17,841,019	17,255,231	10,458,794	10,088,878
$19,347,488	$18,628,646	$20,138,467	$17,841,019	$11,848,115	$10,458,794

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years Ended December 31, 2012 and 2011, Except as Noted

	Fidelity VIP
	High Income
	Initial Class
	Division
	2012	2011
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$365,138	$379,193
Total realized gains (losses) on investments	151,242	(51,067)
Change in net unrealized appreciation or depreciation of investments	276,080	(107,867)
Net gains (losses) from investments	792,460	220,259

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	792,460	220,259

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,786,471	2,136,497
Contract terminations and surrenders	(345,102)	(640,902)
Death benefit payments	(24,759)	(9,846)
Policy loan transfers	(34,487)	(6,650)
Transfers to other contracts	(1,029,148)	(1,657,294)
Cost of insurance and administration charges	(277,630)	(290,977)
Mortality and expenses charges	(15,445)	(18,449)
Surrender charges	(3,276)	(7,359)
Increase (decrease) in net assets from policy related transactions	56,624	(494,980)
Total increase (decrease)	849,084	(274,721)

Net assets at beginning of period	5,490,369	5,765,090
Net assets at end of period	$6,339,453	$5,490,369

See accompanying notes.

Fidelity VIP		Fidelity VIP		Franklin
High Income		Mid Cap		Income
Service		Service		Securities
Class 2		Class 2		Class 2
Division		Division		Division
2012	2011	2012	2011	2012	2011

$1,217,214	$1,246,313	$126,228	$8,285	$843,081	$730,531
497,628	897,553	4,957,672	865,627	439,505	(268,964)
1,007,360	(1,571,202)	(439,881)	(5,130,251)	291,897	(123,955)
2,722,202	572,664	4,644,019	(4,256,339)	1,574,483	337,612

—	—	—	—	—	—

2,722,202	572,664	4,644,019	(4,256,339)	1,574,483	337,612

13,580,633	9,751,681	22,542,621	19,787,731	4,501,703	4,754,260
(2,427,837)	(718,033)	(4,816,628)	(1,435,200)	(1,094,485)	(457,195)
—	(13,862)	(7,083)	(36,505)	(2,472)	(16,975)
(6,935)	28,973	(6,717)	274,783	(30,951)	(31,135)
(8,562,753)	(6,918,396)	(23,548,361)	(17,422,535)	(4,286,347)	(4,049,746)
(510,358)	(510,339)	(1,096,371)	(1,274,102)	(310,494)	(318,420)
(56,343)	(53,984)	(121,169)	(136,471)	(40,384)	(40,461)
53,078	(10,963)	106,297	(48,801)	23,123	15,818
2,069,485	1,555,077	(6,947,411)	(291,100)	(1,240,307)	(143,854)
4,791,687	2,127,741	(2,303,392)	(4,547,439)	334,176	193,758

18,455,411	16,327,670	34,379,363	38,926,802	13,069,239	12,875,481
$23,247,098	$18,455,411	$32,075,971	$34,379,363	$13,403,415	$13,069,239

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years Ended December 31, 2012 and 2011, Except as Noted

	Franklin
	Mutual
	Global Discovery
	Class 2
	Division
	2012	2011
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$463,259	$393,332
Total realized gains (losses) on investments	1,501,541	280,629
Change in net unrealized appreciation or depreciation of investments	145,995	(1,281,111)
Net gains (losses) from investments	2,110,795	(607,150)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	2,110,795	(607,150)

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	9,023,344	9,926,438
Contract terminations and surrenders	(1,543,545)	(428,110)
Death benefit payments	(142)	(4,703)
Policy loan transfers	1,524	(60,101)
Transfers to other contracts	(7,273,758)	(8,158,994)
Cost of insurance and administration charges	(383,129)	(393,163)
Mortality and expenses charges	(41,699)	(42,119)
Surrender charges	30,144	15,337
Increase (decrease) in net assets from policy related transactions	(187,261)	854,585
Total increase (decrease)	1,923,534	247,435

Net assets at beginning of period	16,220,521	15,973,086
Net assets at end of period	$18,144,055	$16,220,521

See accompanying notes.

Franklin		Franklin		Franklin
Mutual		Rising		Small Cap
Shares		Dividends		Value
Securities		Securities		Securities
Class 2		Class 2		Class 2
Division		Division		Division
2012	2011	2012	2011	2012	2011

$218,851	$248,759	$127,669	$81,040	$88,427	$83,189
665,131	475,133	490,389	270,825	1,211,223	1,306,865
552,606	(909,956)	259,654	10,265	663,779	(1,876,863)
1,436,588	(186,064)	877,712	362,130	1,963,429	(486,809)

—	—	—	—	—	—

1,436,588	(186,064)	877,712	362,130	1,963,429	(486,809)

5,480,758	5,224,936	3,833,700	3,889,535	4,856,516	4,889,351
(2,382,364)	(269,913)	(209,953)	(36,479)	(1,449,134)	(219,031)
—	(8,534)	(21,547)	(3,041)	(48,450)	(5,706)
41,291	150,046	(14,540)	(14,414)	237,530	(196,624)
(6,364,022)	(3,407,088)	(2,703,897)	(1,287,608)	(4,659,399)	(4,252,152)
(201,954)	(212,607)	(208,957)	(144,392)	(281,755)	(281,528)
(23,755)	(25,166)	(20,670)	(14,437)	(32,623)	(32,940)
62,981	9,287	1,377	(1,319)	38,234	7,871
(3,387,065)	1,460,961	655,513	2,387,845	(1,339,081)	(90,759)
(1,950,477)	1,274,897	1,533,225	2,749,975	624,348	(577,568)

10,919,036	9,644,139	6,980,466	4,230,491	11,214,968	11,792,536
$8,968,559	$10,919,036	$8,513,691	$6,980,466	$11,839,316	$11,214,968

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years Ended December 31, 2012 and 2011, Except as Noted

	Franklin
	Strategic Income
	Securities
	Class 2
	Division
	2012	2011
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$662,491	$405,832
Total realized gains (losses) on investments	28,776	109,616
Change in net unrealized appreciation or depreciation of investments	449,901	(333,206)
Net gains (losses) from investments	1,141,168	182,242

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	1,141,168	182,242

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	3,822,031	7,589,992
Contract terminations and surrenders	(186,109)	(26,617)
Death benefit payments	—	(867)
Policy loan transfers	(4,178)	78
Transfers to other contracts	(1,272,578)	(5,410,528)
Cost of insurance and administration charges	(192,212)	(146,106)
Mortality and expenses charges	(19,912)	(14,532)
Surrender charges	5,223	1,606
Increase (decrease) in net assets from policy related transactions	2,152,265	1,993,026
Total increase (decrease)	3,293,433	2,175,268

Net assets at beginning of period	8,251,159	6,075,891
Net assets at end of period	$11,544,592	$8,251,159

See accompanying notes.

		Goldman Sachs		Government
Franklin		VIT Structured		& High
U.S. Government		Small Cap Equity		Quality
Fund		Institutional		Bond
Class 2		Service Class I		Class 1
Division		Division		Division
2012	2011	2012	2011	2012	2011

$13,570	$3,333	$4,601	$10,013	$1,721,203	$71,620
1,336	615	116,470	153,867	455,249	21,649
(8,417)	2,633	4,596	(183,221)	(530,525)	2,363,053
6,489	6,581	125,667	(19,341)	1,645,927	2,456,322

—	—	—	—	—	—

6,489	6,581	125,667	(19,341)	1,645,927	2,456,322

812,876	161,857	1,521,879	954,767	16,787,832	13,482,616
—	—	(836,571)	(12,728)	(4,563,692)	(2,219,567)
—	—	—	(2,992)	(85,310)	(36,204)
(463)	(774)	34,049	88,382	(230,677)	(437,358)
(152,269)	(116,709)	(1,647,369)	(746,469)	(9,972,315)	(11,244,315)
(8,915)	(4,351)	(23,369)	(32,410)	(2,024,694)	(2,012,236)
(806)	(392)	(2,781)	(3,848)	(170,974)	(185,324)
—	—	29,878	(467)	(24,819)	(153,744)
650,423	39,631	(924,284)	244,235	(284,649)	(2,806,132)
656,912	46,212	(798,617)	224,894	1,361,278	(349,810)

209,232	163,020	1,191,725	966,831	42,060,568	42,410,378
$866,144	$209,232	$393,108	$1,191,725	$43,421,846	$42,060,568

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years Ended December 31, 2012 and 2011, Except as Noted

	International
	Emerging
	Markets
	Class I
	Division
	2012	2011
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$470,173	$106,329
Total realized gains (losses) on investments	(476,389)	601,642
Change in net unrealized appreciation or depreciation of investments	6,500,955	(7,155,526)
Net gains (losses) from investments	6,494,739	(6,447,555)

Payment from affiliate	—	24,753

Net increase (decrease) in net assets resulting from operations	6,494,739	(6,422,802)

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	13,526,500	12,914,187
Contract terminations and surrenders	(1,467,068)	(1,189,414)
Death benefit payments	(30,417)	(68,329)
Policy loan transfers	(49,536)	(632,958)
Transfers to other contracts	(8,307,343)	(9,051,337)
Cost of insurance and administration charges	(1,857,678)	(1,879,697)
Mortality and expenses charges	(160,331)	(166,782)
Surrender charges	(77,520)	(138,120)
Increase (decrease) in net assets from policy related transactions	1,576,607	(212,450)
Total increase (decrease)	8,071,346	(6,635,252)

Net assets at beginning of period	30,633,085	37,268,337
Net assets at end of period	$38,704,431	$30,633,085

See accompanying notes.

				Invesco
Invesco		Invesco		Global
Core Equity		Core Equity		Health Care
Series I		Series II		Series I
Division		Division		Division
2012	2011	2012	2011	2012	2011

$87,277	$90,113	$74,805	$60,674	$(62)	$(66)
231,124	203,218	205,510	97,968	410,444	227,801
837,877	(315,509)	780,722	(188,532)	1,212,941	(11,052)
1,156,278	(22,178)	1,061,037	(29,890)	1,623,323	216,683

—	—	—	—	—	—

1,156,278	(22,178)	1,061,037	(29,890)	1,623,323	216,683

1,217,247	1,498,656	3,265,458	2,822,228	4,103,112	2,819,762
(499,557)	(416,899)	(166,023)	(151,042)	(514,571)	(348,633)
(6,550)	(3,855)	(2,623)	(18,529)	(5,194)	(6,380)
(45,926)	(100,607)	(81,867)	(94,034)	(65,651)	(72,397)
(762,863)	(1,404,962)	(1,982,233)	(1,711,210)	(2,577,245)	(2,270,876)
(335,879)	(353,964)	(521,906)	(527,409)	(340,743)	(300,182)
(26,523)	(33,950)	(52,170)	(48,820)	(31,698)	(29,665)
319	(6,018)	(35,042)	(53,974)	(14,988)	(17,913)
(459,732)	(821,599)	423,594	217,210	553,022	(226,284)
696,546	(843,777)	1,484,631	187,320	2,176,345	(9,601)

8,440,557	9,284,334	7,675,018	7,487,698	7,497,483	7,507,084
$9,137,103	$8,440,557	$9,159,649	$7,675,018	$9,673,828	$7,497,483

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years Ended December 31, 2012 and 2011, Except as Noted

	Invesco
	International
	Growth
	Series I
	Division
	2012	2011
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$186,919	$175,001
Total realized gains (losses) on investments	528,817	29,606
Change in net unrealized appreciation or depreciation of investments	855,152	(874,000)
Net gains (losses) from investments	1,570,888	(669,393)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	1,570,888	(669,393)

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	12,958,855	14,330,275
Contract terminations and surrenders	(769,398)	(470,341)
Death benefit payments	—	(2,432)
Policy loan transfers	(31,866)	(35,287)
Transfers to other contracts	(11,459,305)	(12,183,403)
Cost of insurance and administration charges	(209,548)	(195,809)
Mortality and expenses charges	(23,666)	(22,045)
Surrender charges	16,415	19,448
Increase (decrease) in net assets from policy related transactions	481,487	1,440,406
Total increase (decrease)	2,052,375	771,013

Net assets at beginning of period	9,715,861	8,944,848
Net assets at end of period	$11,768,236	$9,715,861

See accompanying notes.

Invesco		Invesco
Mid Cap		Small Cap		Invesco
Core Equity		Equity		Technology
Series II		Series I		Series I
Division		Division		Division
2012	2011	2012	2011	2012	2011

$—	$651	$(42)	$(67)	$(261)	$7,938
79,645	60,042	872,954	686,950	492,937	448,946
(2,200)	(110,443)	644,676	(963,138)	(46,569)	(668,193)
77,445	(49,750)	1,517,588	(276,255)	446,107	(211,309)

—	—	—	—	—	—

77,445	(49,750)	1,517,588	(276,255)	446,107	(211,309)

169,922	150,998	6,713,884	8,497,672	2,839,216	1,965,308
(39)	(907)	(427,459)	(363,589)	(1,035,692)	(135,357)
—	—	(31,909)	(6,765)	(3,631)	—
(4,606)	(20,803)	(6,777)	(120,856)	(4,230)	80,945
(208,448)	(104,545)	(5,583,509)	(4,161,955)	(3,728,613)	(1,557,939)
(19,075)	(15,667)	(263,397)	(229,970)	(123,017)	(144,405)
(2,159)	(1,919)	(27,131)	(23,831)	(10,644)	(14,227)
(1)	(40)	9,838	7,925	24,075	(1,288)
(64,406)	7,117	383,540	3,598,631	(2,042,536)	193,037
13,039	(42,633)	1,901,128	3,322,376	(1,596,429)	(18,272)

720,819	763,452	10,652,026	7,329,650	3,779,266	3,797,538
$733,858	$720,819	$12,553,154	$10,652,026	$2,182,837	$3,779,266

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011, Except as Noted
Invesco
Van Kampen
American
Franchise
Series I
Division (1)
2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$—
Total realized gains (losses) on investments	(12,025)
Change in net unrealized appreciation or depreciation of investments	(48,516)
Net gains (losses) from investments	(60,541)

Payment from affiliate	—

Net increase (decrease) in net assets resulting from operations	(60,541)

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	2,834,413
Contract terminations and surrenders	(127,278)
Death benefit payments	(2,612)
Policy loan transfers	(6,549)
Transfers to other contracts	(189,296)
Cost of insurance and administration charges	(57,844)
Mortality and expenses charges	(4,654)
Surrender charges	2,039
Increase (decrease) in net assets from policy related transactions	2,448,219
Total increase (decrease)	2,387,678

Net assets at beginning of period	—
Net assets at end of period	$2,387,678

(1) Commenced operations in April 27, 2012.

See accompanying notes.

Invesco	Invesco
Van Kampen	Van Kampen	Janus
American	MidCap	Aspen
Franchise	Growth	Balanced
Series II	Series I	Service Shares
Division (1)	Division (1)	Division
2012	2012	2012	2011

$—	$(20)	$205,359	$123,405
(1,656)	(1,225,506)	636,498	339,553
(15,326)	1,159,198	72,791	(436,500)
(16,982)	(66,328)	914,648	26,458

—	—	—	—

(16,982)	(66,328)	914,648	26,458

783,471	3,061,483	5,301,667	3,050,632
(4,922)	(36,359)	(315,785)	(25,901)
—	—	—	(6,391)
(8,681)	(11,135)	(33,078)	(15,917)
(9,144)	(1,030,780)	(2,326,152)	(1,156,424)
(37,862)	(43,810)	(146,027)	(89,450)
(3,823)	(4,060)	(15,268)	(9,308)
(911)	(132)	11,536	2,406
718,128	1,935,207	2,476,893	1,749,647
701,146	1,868,879	3,391,541	1,776,105

—	—	5,768,571	3,992,466
$701,146	$1,868,879	$9,160,112	$5,768,571

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years Ended December 31, 2012 and 2011, Except as Noted

	Janus
	Aspen
	Enterprise
	Service Shares
	Division
	2012	2011
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(60)	$(120)
Total realized gains (losses) on investments	687,251	1,101,163
Change in net unrealized appreciation or depreciation of investments	969,038	(1,270,230)
Net gains (losses) from investments	1,656,229	(169,187)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	1,656,229	(169,187)

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	5,687,507	4,065,883
Contract terminations and surrenders	(1,094,567)	(597,353)
Death benefit payments	(42,305)	(18,833)
Policy loan transfers	(39,660)	(79,349)
Transfers to other contracts	(3,086,889)	(3,174,314)
Cost of insurance and administration charges	(281,149)	(270,216)
Mortality and expenses charges	(24,885)	(26,445)
Surrender charges	22,336	8,260
Increase (decrease) in net assets from policy related transactions	1,140,388	(92,367)
Total increase (decrease)	2,796,617	(261,554)

Net assets at beginning of period	9,458,368	9,719,922
Net assets at end of period	$12,254,985	$9,458,368

See accompanying notes.

Janus		Janus		Janus
Aspen		Aspen		Aspen
Flexible Bond		Forty		Overseas
Service Shares		Service Shares		Service Shares
Division		Division		Division
2012	2011	2012	2011	2012	2011

$1,536,053	$2,334,693	$22,942	$8,091	$46,153	$34,366
723,847	1,183,003	81,934	131,097	531,880	317,387
1,097,989	(1,395,940)	648,148	(446,992)	250,661	(3,639,615)
3,357,889	2,121,756	753,024	(307,804)	828,694	(3,287,862)

—	—	—	—	—	—

3,357,889	2,121,756	753,024	(307,804)	828,694	(3,287,862)

29,293,156	21,474,866	6,743,822	9,339,371	2,295,966	3,494,420
(3,840,547)	(340,391)	(491,269)	(283,676)	(704,657)	(195,505)
(1,896)	(15,720)	(3,656)	(5,471)	(28,174)	(6,004)
169,914	160,677	(3,414)	(25,065)	(15,134)	(9,438)
(16,852,514)	(19,050,266)	(5,762,535)	(7,897,706)	(2,870,626)	(3,124,154)
(1,026,845)	(816,125)	(242,655)	(228,511)	(151,436)	(190,216)
(109,331)	(86,854)	(19,615)	(17,135)	(18,357)	(22,996)
91,507	18,077	32,469	25,984	23,140	9,135
7,723,444	1,344,264	253,147	907,791	(1,469,278)	(44,758)
11,081,333	3,466,020	1,006,171	599,987	(640,584)	(3,332,620)

39,091,774	35,625,754	3,192,241	2,592,254	6,798,297	10,130,917
$50,173,107	$39,091,774	$4,198,412	$3,192,241	$6,157,713	$6,798,297

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years Ended December 31, 2012 and 2011, Except as Noted

	Janus
	Aspen
	Worldwide
	Service Shares
	Division
	2012	2011
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$6,959	$4,245
Total realized gains (losses) on investments	(15,624)	97,024
Change in net unrealized appreciation or depreciation of investments	159,755	(216,069)
Net gains (losses) from investments	151,090	(114,800)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	151,090	(114,800)

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	427,199	469,707
Contract terminations and surrenders	(240,457)	(75,605)
Death benefit payments	—	—
Policy loan transfers	(2,412)	763
Transfers to other contracts	(170,139)	(270,087)
Cost of insurance and administration charges	(20,826)	(15,394)
Mortality and expenses charges	(2,723)	(2,004)
Surrender charges	6,836	818
Increase (decrease) in net assets from policy related transactions	(2,522)	108,198
Total increase (decrease)	148,568	(6,602)

Net assets at beginning of period	759,040	765,642
Net assets at end of period	$907,608	$759,040

See accompanying notes.

JP Morgan		JP Morgan		LargeCap
Core Bond		Small Cap Core		Blend II
Class I		Class I		Class 1
Division		Division		Division
2012	2011	2012	2011	2012	2011

$160,476	$136,841	$6,575	$4,387	$166,356	$3,525
34,344	38,995	427,058	562,465	(28,153)	(426,851)
(13,752)	11,395	154,875	(719,579)	1,668,521	406,151
181,068	187,231	588,508	(152,727)	1,806,724	(17,175)

—	—	—	—	—	—

181,068	187,231	588,508	(152,727)	1,806,724	(17,175)

2,638,183	1,508,766	3,845,057	3,582,454	2,409,717	3,360,342
(189,308)	(199,207)	(200,009)	(238,271)	(907,403)	(634,295)
—	(3,021)	—	(10,497)	(22,526)	(22,184)
1,853	162	(9,746)	(9,529)	(115,328)	(211,843)
(1,130,420)	(601,802)	(4,430,116)	(3,368,015)	(1,482,448)	(2,585,356)
(64,687)	(45,641)	(60,328)	(72,987)	(659,796)	(683,877)
(8,444)	(6,078)	(8,028)	(9,212)	(63,903)	(66,516)
6,728	9,003	733	10,716	(41,288)	(83,717)
1,253,905	662,182	(862,437)	(115,341)	(882,975)	(927,446)
1,434,973	849,413	(273,929)	(268,068)	923,749	(944,621)

2,809,638	1,960,225	3,348,943	3,617,011	12,071,052	13,015,673
$4,244,611	$2,809,638	$3,075,014	$3,348,943	$12,994,801	$12,071,052

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years Ended December 31, 2012 and 2011, Except as Noted

	LargeCap
	Growth
	Class 1
	Division
	2012	2011
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$71,110	$(313)
Total realized gains (losses) on investments	1,007,507	631,901
Change in net unrealized appreciation or depreciation of investments	2,717,378	(1,700,803)
Net gains (losses) from investments	3,795,995	(1,069,215)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	3,795,995	(1,069,215)

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	5,301,166	5,527,836
Contract terminations and surrenders	(2,453,395)	(1,295,650)
Death benefit payments	(39,308)	(63,052)
Policy loan transfers	(5,659)	(299,791)
Transfers to other contracts	(3,807,590)	(4,818,842)
Cost of insurance and administration charges	(1,271,212)	(1,396,860)
Mortality and expenses charges	(80,736)	(91,770)
Surrender charges	12,707	(28,031)
Increase (decrease) in net assets from policy related transactions	(2,344,027)	(2,466,160)
Total increase (decrease)	1,451,968	(3,535,375)

Net assets at beginning of period	23,329,721	26,865,096
Net assets at end of period	$24,781,689	$23,329,721

See accompanying notes.

LargeCap		LargeCap		LargeCap
Growth I		S&P 500 Index		Value
Class 1		Class 1		Class 1
Division		Division		Division
2012	2011	2012	2011	2012	2011

$78,579	$(694)	$415,645	$14,006	$665,288	$(27,118)
3,254,797	2,775,691	616,979	274,759	(682,312)	(1,213,840)
12,062,201	(3,022,781)	4,004,069	112,597	8,941,841	1,815,159
15,395,577	(247,784)	5,036,693	401,362	8,924,817	574,201

—	—	—	—	—	—

15,395,577	(247,784)	5,036,693	401,362	8,924,817	574,201

16,491,960	22,514,884	15,240,853	13,040,206	5,661,021	7,387,482
(5,666,261)	(5,618,590)	(1,216,359)	(1,897,944)	(2,647,939)	(2,090,148)
(170,979)	(566,857)	(53,669)	(28,607)	(176,096)	(414,612)
(717,827)	(994,930)	(222,105)	(408,576)	(282,280)	(417,519)
(8,400,818)	(10,851,222)	(5,159,940)	(3,282,839)	(2,564,021)	(2,575,507)
(4,207,839)	(4,319,123)	(1,558,675)	(1,392,607)	(2,444,283)	(2,518,860)
(281,313)	(311,757)	(115,529)	(105,114)	(163,066)	(194,860)
(76,698)	(152,756)	(35,995)	(72,929)	(53,584)	(81,248)
(3,029,775)	(300,351)	6,878,581	5,851,590	(2,670,248)	(905,272)
12,365,802	(548,135)	11,915,274	6,252,952	6,254,569	(331,071)

94,670,325	95,218,460	30,092,576	23,839,624	48,938,859	49,269,930
$107,036,127	$94,670,325	$42,007,850	$30,092,576	$55,193,428	$48,938,859

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years Ended December 31, 2012 and 2011, Except as Noted

	MFS VIT
	Global Equity
	Service Class
	Division
	2012	2011
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$10,958	$3,150
Total realized gains (losses) on investments	120,669	128,295
Change in net unrealized appreciation or depreciation of investments	87,587	(149,185)
Net gains (losses) from investments	219,214	(17,740)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	219,214	(17,740)

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,867,631	225,579
Contract terminations and surrenders	(50,958)	—
Death benefit payments	—	—
Policy loan transfers	(3,084)	(26,250)
Transfers to other contracts	(1,152,001)	(251,577)
Cost of insurance and administration charges	(29,602)	(15,979)
Mortality and expenses charges	(3,255)	(1,880)
Surrender charges	1,968	—
Increase (decrease) in net assets from policy related transactions	630,699	(70,107)
Total increase (decrease)	849,913	(87,847)

Net assets at beginning of period	526,825	614,672
Net assets at end of period	$1,376,738	$526,825

See accompanying notes.

		MFS VIT
MFS VIT		MidCap		MFS VIT
Growth		Growth		New Discovery
Service Class		Service Class		Service Class
Division		Division		Division
2012	2011	2012	2011	2012	2011

$—	$766	$—	$—	$(15)	$—
386,607	390,894	17,776	59,138	103,426	1,936,838
480,650	(416,489)	41,331	(87,218)	1,457,194	(3,002,228)
867,257	(24,829)	59,107	(28,080)	1,560,605	(1,065,390)

—	—	—	—	—	—

867,257	(24,829)	59,107	(28,080)	1,560,605	(1,065,390)

6,454,485	2,214,848	256,375	158,766	6,173,477	7,519,978
(397,720)	(144,453)	(69,940)	(15,654)	(1,313,752)	(180,057)
—	(502)	—	—	(25,173)	(3,221)
(52,319)	(23,596)	(1)	238	34,356	117,105
(3,258,481)	(1,977,862)	(238,281)	(241,965)	(4,855,984)	(5,271,395)
(119,837)	(79,250)	(9,274)	(11,380)	(260,653)	(253,823)
(13,151)	(8,978)	(1,153)	(1,452)	(27,404)	(26,552)
12,057	6,328	(1,321)	(446)	36,928	(4,051)
2,625,034	(13,465)	(63,595)	(111,893)	(238,205)	1,897,984
3,492,291	(38,294)	(4,488)	(139,973)	1,322,400	832,594

3,803,734	3,842,028	383,171	523,144	7,635,873	6,803,279
$7,296,025	$3,803,734	$378,683	$383,171	$8,958,273	$7,635,873

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years Ended December 31, 2012 and 2011, Except as Noted

	MFS VIT
	Research
	International
	Service Class
	Division
	2012	2011
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$53,298	$29,349
Total realized gains (losses) on investments	17,072	15,358
Change in net unrealized appreciation or depreciation of investments	259,655	(253,681)
Net gains (losses) from investments	330,025	(208,974)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	330,025	(208,974)

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	1,659,110	1,160,984
Contract terminations and surrenders	(51,488)	(13,375)
Death benefit payments	—	(127)
Policy loan transfers	(16,187)	(26,047)
Transfers to other contracts	(864,355)	(496,730)
Cost of insurance and administration charges	(50,328)	(33,192)
Mortality and expenses charges	(5,151)	(3,520)
Surrender charges	839	748
Increase (decrease) in net assets from policy related transactions	672,440	588,741
Total increase (decrease)	1,002,465	379,767

Net assets at beginning of period	1,634,570	1,254,803
Net assets at end of period	$2,637,035	$1,634,570

See accompanying notes.

MFS VIT		MFS VIT		MFS VIT
Total Return		Utilities		Value
Service Class		Service Class		Service Class
Division		Division		Division
2012	2011	2012	2011	2012	2011

$11,518	$13,969	$63,881	$17,766	$232,060	$178,218
2,596	41,222	49,822	13,483	1,322,433	380,215
30,627	(36,945)	(10,048)	4,684	688,686	(637,457)
44,741	18,246	103,655	35,933	2,243,179	(79,024)

—	—	—	—	—	—

44,741	18,246	103,655	35,933	2,243,179	(79,024)

217,955	1,033,360	1,628,914	596,999	7,320,946	6,355,524
(1,650)	(10,818)	(16,651)	(4,285)	(862,521)	(239,128)
—	—	—	—	(27,514)	(4,925)
—	—	(5,633)	(11,318)	4,759	(94,774)
(102,619)	(1,168,877)	(1,196,763)	(54,357)	(4,563,700)	(5,850,534)
(12,324)	(12,764)	(67,223)	(46,593)	(364,072)	(320,697)
(1,007)	(976)	(4,503)	(2,664)	(42,066)	(37,106)
119	1,005	(4,616)	(6,417)	30,099	4,644
100,474	(159,070)	333,525	471,365	1,495,931	(186,996)
145,215	(140,824)	437,180	507,298	3,739,110	(266,020)

366,681	507,505	928,228	420,930	13,437,412	13,703,432
$511,896	$366,681	$1,365,408	$928,228	$17,176,522	$13,437,412

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years Ended December 31, 2012 and 2011, Except as Noted

	MidCap
	Blend
	Class 1
	Division
	2012	2011
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$1,080,096	$(94,217)
Total realized gains (losses) on investments	7,121,194	3,228,004
Change in net unrealized appreciation or depreciation of investments	15,286,114	6,653,641
Net gains (losses) from investments	23,487,404	9,787,428

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	23,487,404	9,787,428

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	29,516,675	25,312,937
Contract terminations and surrenders	(9,789,816)	(7,251,750)
Death benefit payments	(225,205)	(327,784)
Policy loan transfers	(1,055,618)	(1,886,132)
Transfers to other contracts	(18,937,277)	(16,506,139)
Cost of insurance and administration charges	(5,618,407)	(5,625,789)
Mortality and expenses charges	(409,139)	(422,958)
Surrender charges	(208,436)	(326,527)
Increase (decrease) in net assets from policy related transactions	(6,727,223)	(7,034,142)
Total increase (decrease)	16,760,181	2,753,286

Net assets at beginning of period	123,200,200	120,446,914
Net assets at end of period	$139,960,381	$123,200,200

(1) Represented the operations of Neuberger Berman AMT Partners I Class Division until May 21, 2012.

See accompanying notes.

		Neuberger		Neuberger
Money		Berman AMT		Berman AMT
Market		Guardian		Large Cap Value
Class 1		I Class		I Class
Division		Division		Division (1)
2012	2011	2012	2011	2012	2011

$(3,862)	$(3,494)	$5,216	$8,786	$17,423	$—
—	—	122,793	270,189	98,106	534,419
—	—	109,655	(262,013)	509,366	(1,096,976)
(3,862)	(3,494)	237,664	16,962	624,895	(562,557)

—	—	—	—	—	—

(3,862)	(3,494)	237,664	16,962	624,895	(562,557)

174,773,829	188,062,668	470,824	1,472,015	908,518	2,212,784
(21,747,220)	(16,452,598)	(29,309)	(11,386)	(6,336)	(151,099)
(83,233)	(665,619)	—	—	—	—
118,368	(1,035,281)	(6,663)	(24,826)	(1,093)	(6,885)
(143,058,942)	(137,184,126)	(506,950)	(846,458)	(1,044,479)	(1,872,242)
(7,513,457)	(7,542,469)	(40,655)	(31,883)	(98,205)	(103,150)
(687,860)	(702,582)	(4,343)	(3,433)	(11,135)	(11,617)
(91,912)	(508,486)	(231)	579	(3,145)	6,260
1,709,573	23,971,507	(117,327)	554,608	(255,875)	74,051
1,705,711	23,968,013	120,337	571,570	369,020	(488,506)

216,591,794	192,623,781	1,962,761	1,391,191	4,051,947	4,540,453
$218,297,505	$216,591,794	$2,083,098	$1,962,761	$4,420,967	$4,051,947

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years Ended December 31, 2012 and 2011, Except as Noted

	Neuberger
	Berman AMT
	Small-Cap Growth
	S Class
	Division
	2012	2011
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$—	$—
Total realized gains (losses) on investments	8,736	13,602
Change in net unrealized appreciation or depreciation of investments	24,072	(20,281)
Net gains (losses) from investments	32,808	(6,679)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	32,808	(6,679)

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	151,585	275,191
Contract terminations and surrenders	—	—
Death benefit payments	—	—
Policy loan transfers	(10)	—
Transfers to other contracts	(57,517)	(172,414)
Cost of insurance and administration charges	(6,669)	(5,347)
Mortality and expenses charges	(853)	(678)
Surrender charges	—	—
Increase (decrease) in net assets from policy related transactions	86,536	96,752
Total increase (decrease)	119,344	90,073

Net assets at beginning of period	399,086	309,013
Net assets at end of period	$518,430	$399,086

(1) Commenced operations on May 21, 2012.

See accompanying notes.

Oppenheimer			PIMCO
Main Street		PIMCO	Commodity
Small &		All Asset	Real Strategy
Mid Cap		Administrative	Administrative
Service Shares		Class	Class
Division		Division (1)	Division (1)
2012	2011	2012	2012

$1,460	$1,147	$70	$278
17,284	4,716	—	454
51,689	(15,646)	(31)	(2,821)
70,433	(9,783)	39	(2,089)

—	—	—	—

70,433	(9,783)	39	(2,089)

561,507	129,354	3,025	43,038
(191)	(15)	—	—
—	—	—	—
(1,005)	(1,875)	—	—
(324,865)	(31,073)	—	(2,541)
(21,772)	(17,101)	(13)	(250)
(1,708)	(1,170)	(2)	(31)
(125)	(22)	—	—
211,841	78,098	3,010	40,216
282,274	68,315	3,049	38,127

337,029	268,714	—	—
$619,303	$337,029	$3,049	$38,127

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011, Except as Noted

PIMCO
Emerging
Market Bond
Administrative
Class
Division (1)
2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$—
Total realized gains (losses) on investments	—
Change in net unrealized appreciation or depreciation of investments	—
Net gains (losses) from investments	—

Payment from affiliate	—

Net increase (decrease) in net assets resulting from operations	—

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	254
Contract terminations and surrenders	—
Death benefit payments	—
Policy loan transfers	—
Transfers to other contracts	—
Cost of insurance and administration charges	—
Mortality and expenses charges	—
Surrender charges	—
Increase (decrease) in net assets from policy related transactions	254
Total increase (decrease)	254

Net assets at beginning of period	—
Net assets at end of period	$254

(1) Commenced operations on May 21, 2012.

See accompanying notes.

PIMCO		PIMCO		PIMCO
High Yield		Real Return		Short-Term
Administrative		Administrative		Administrative
Class		Class		Class
Division		Division		Division
2012	2011	2012	2011	2012	2011

$155,723	$90,093	$82,537	$71,574	$26,285	$14,747
1,016	(19,695)	579,113	351,346	13,633	1,912
194,475	(32,517)	(53,693)	(2,105)	36,212	(14,911)
351,214	37,881	607,957	420,815	76,130	1,748

—	—	—	—	—	—

351,214	37,881	607,957	420,815	76,130	1,748

3,140,312	2,293,548	6,382,437	8,208,945	3,623,247	3,376,424
(56,140)	(6,517)	(124,215)	(30,586)	(591,680)	(93,477)
—	—	—	(2,159)	—	—
(749)	(1,002)	(7,723)	(1,198)	4,280	1,636
(1,131,019)	(1,082,507)	(1,513,533)	(4,839,788)	(1,005,705)	(1,753,183)
(100,949)	(50,093)	(176,345)	(94,593)	(76,331)	(47,323)
(8,662)	(4,361)	(17,310)	(8,735)	(7,305)	(4,239)
2,683	331	6,556	1,555	21,677	4,754
1,845,476	1,149,399	4,549,867	3,233,441	1,968,183	1,484,592
2,196,690	1,187,280	5,157,824	3,654,256	2,044,313	1,486,340

1,746,393	559,113	5,038,096	1,383,840	2,101,962	615,622
$3,943,083	$1,746,393	$10,195,920	$5,038,096	$4,146,275	$2,101,962

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years Ended December 31, 2012 and 2011, Except as Noted

	PIMCO
	Total Return
	Administrative
	Class
	Division
	2012	2011
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$651,861	$397,768
Total realized gains (losses) on investments	587,129	263,757
Change in net unrealized appreciation or depreciation of investments	991,337	(137,915)
Net gains (losses) from investments	2,230,327	523,610

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	2,230,327	523,610

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	17,268,600	16,308,935
Contract terminations and surrenders	(227,271)	(695,723)
Death benefit payments	(7,195)	(4,362)
Policy loan transfers	10,180	(26,443)
Transfers to other contracts	(5,506,678)	(3,854,622)
Cost of insurance and administration charges	(408,394)	(205,006)
Mortality and expenses charges	(39,873)	(20,577)
Surrender charges	12,612	35,441
Increase (decrease) in net assets from policy related transactions	11,101,981	11,537,643
Total increase (decrease)	13,332,308	12,061,253

Net assets at beginning of period	18,108,541	6,047,288
Net assets at end of period	$31,440,849	$18,108,541

See accompanying notes.

Principal
LifeTime		Principal		Principal
Strategic		LifeTime		LifeTime
Income		2010		2020
Class 1		Class 1		Class 1
Division		Division		Division
2012	2011	2012	2011	2012	2011

$118,600	$132,751	$167,438	$267,575	$574,656	$690,089
150,917	199,157	422,875	444,736	1,795,115	787,047
273,077	(171,517)	459,214	(656,062)	2,018,176	(1,827,488)
542,594	160,391	1,049,527	56,249	4,387,947	(350,352)

—	—	—	—	—	—

542,594	160,391	1,049,527	56,249	4,387,947	(350,352)

3,739,244	2,412,903	3,777,209	5,137,877	13,627,034	10,313,839
(285,129)	(26,031)	(1,252,012)	(343,927)	(1,806,235)	(926,874)
(14,431)	(13)	(9)	(4,905)	(13,528)	(7,995)
(21,899)	(5,221)	3,056	8,164	(106,009)	(31,959)
(1,438,432)	(1,753,441)	(3,703,802)	(2,626,388)	(7,683,866)	(3,424,456)
(158,248)	(122,765)	(271,412)	(288,021)	(977,957)	(845,811)
(16,673)	(12,913)	(29,809)	(31,058)	(104,726)	(89,102)
5,427	(1,932)	38,927	13,123	11,640	(25,287)
1,809,859	490,587	(1,437,852)	1,864,865	2,946,353	4,962,355
2,352,453	650,978	(388,325)	1,921,114	7,334,300	4,612,003

4,761,008	4,110,030	9,708,094	7,786,980	29,376,214	24,764,211
$7,113,461	$4,761,008	$9,319,769	$9,708,094	$36,710,514	$29,376,214

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years Ended December 31, 2012 and 2011, Except as Noted

	Principal
	LifeTime
	2030
	Class 1
	Division
	2012	2011
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$416,666	$421,224
Total realized gains (losses) on investments	473,530	957,438
Change in net unrealized appreciation or depreciation of investments	2,588,642	(1,980,792)
Net gains (losses) from investments	3,478,838	(602,130)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	3,478,838	(602,130)

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	11,102,175	9,062,012
Contract terminations and surrenders	(1,284,769)	(1,004,293)
Death benefit payments	(32,324)	(10,719)
Policy loan transfers	(118,593)	(197,108)
Transfers to other contracts	(4,143,712)	(4,629,803)
Cost of insurance and administration charges	(1,121,211)	(998,680)
Mortality and expenses charges	(113,006)	(97,159)
Surrender charges	(59,406)	(106,920)
Increase (decrease) in net assets from policy related transactions	4,229,154	2,017,330
Total increase (decrease)	7,707,992	1,415,200

Net assets at beginning of period	20,856,454	19,441,254
Net assets at end of period	$28,564,446	$20,856,454

See accompanying notes.

Principal		Principal		Putnam VT
LifeTime		LifeTime		Growth &
2040		2050		Income
Class 1		Class 1		Class IB
Division		Division		Division
2012	2011	2012	2011	2012	2011

$200,414	$196,364	$121,648	$118,608	$5,330	$4,273
(42,829)	159,254	20,950	109,533	56,858	17,748
1,742,851	(810,771)	1,142,301	(521,703)	(9,345)	(45,935)
1,900,436	(455,153)	1,284,899	(293,562)	52,843	(23,914)

—	—	—	—	—	—

1,900,436	(455,153)	1,284,899	(293,562)	52,843	(23,914)

5,540,570	6,151,526	3,024,382	2,646,192	12,753	174,108
(998,892)	(443,125)	(400,629)	(192,208)	—	(29,380)
(39,441)	(5,505)	(5,064)	(6,138)	—	—
(711,345)	(11,589)	(26,621)	(90,039)	52	580
(2,563,432)	(3,045,997)	(833,852)	(1,472,112)	(204,120)	(16,751)
(785,505)	(732,526)	(529,643)	(522,126)	(4,062)	(5,390)
(77,970)	(68,414)	(53,098)	(48,752)	(715)	(928)
(57,142)	(64,307)	(65,778)	(26,293)	—	(853)
306,843	1,780,063	1,109,697	288,524	(196,092)	121,386
2,207,279	1,324,910	2,394,596	(5,038)	(143,249)	97,472

11,693,769	10,368,859	7,287,515	7,292,553	336,717	239,245
$13,901,048	$11,693,769	$9,682,111	$7,287,515	$193,468	$336,717

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years Ended December 31, 2012 and 2011, Except as Noted

	Putnam VT
	International
	Equity
	Class IB
	Division
	2012	2011
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$26,848	$54,203
Total realized gains (losses) on investments	(11,951)	65,570
Change in net unrealized appreciation or depreciation of investments	190,153	(357,552)
Net gains (losses) from investments	205,050	(237,779)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	205,050	(237,779)

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	335,422	269,973
Contract terminations and surrenders	(180,209)	(86,637)
Death benefit payments	—	—
Policy loan transfers	1,399	12,263
Transfers to other contracts	(530,330)	(446,110)
Cost of insurance and administration charges	(23,851)	(32,045)
Mortality and expenses charges	(3,365)	(4,440)
Surrender charges	4,535	(775)
Increase (decrease) in net assets from policy related transactions	(396,399)	(287,771)
Total increase (decrease)	(191,349)	(525,550)

Net assets at beginning of period	1,135,575	1,661,125
Net assets at end of period	$944,226	$1,135,575

See accompanying notes.

				SAM
Putnam VT		Real Estate		Balanced
Voyager		Securities		Portfolio
Class IB		Class 1		Class 1
Division		Division		Division
2012	2011	2012	2011	2012	2011

$71,805	$(137)	$750,746	$(556)	$214,183	$618,503
145,203	419,561	1,176,480	(634,981)	1,018,796	863,241
2,613,691	(4,876,572)	6,039,210	4,320,781	2,327,630	(1,367,903)
2,830,699	(4,457,148)	7,966,436	3,685,244	3,560,609	113,841

—	—	—	—	—	—

2,830,699	(4,457,148)	7,966,436	3,685,244	3,560,609	113,841

3,019,818	4,490,389	26,730,896	17,862,665	12,425,875	14,382,938
(1,856,700)	(1,828,137)	(3,904,689)	(1,956,059)	(1,113,962)	(1,307,304)
(33,467)	(153,192)	(52,476)	(29,880)	(1,468)	(4,315)
(263,999)	(549,311)	(322,350)	(589,038)	1,395	28,871
(2,675,246)	(2,420,388)	(18,870,409)	(12,375,850)	(5,512,341)	(4,849,398)
(1,208,513)	(1,333,706)	(1,841,280)	(1,657,308)	(1,784,733)	(1,427,063)
(67,579)	(81,995)	(172,832)	(159,785)	(140,430)	(104,977)
(19,118)	(18,540)	(56,430)	(80,468)	(132,421)	(123,220)
(3,104,804)	(1,894,880)	1,510,430	1,014,277	3,741,915	6,595,532
(274,105)	(6,352,028)	9,476,866	4,699,521	7,302,524	6,709,373

20,286,711	26,638,739	45,597,279	40,897,758	26,417,631	19,708,258
$20,012,606	$20,286,711	$55,074,145	$45,597,279	$33,720,155	$26,417,631

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years Ended December 31, 2012 and 2011, Except as Noted

	SAM
	Conservative
	Balanced
	Portfolio
	Class 1
	Division
	2012	2011
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$158,162	$400,741
Total realized gains (losses) on investments	638,643	322,288
Change in net unrealized appreciation or depreciation of investments	994,599	(507,069)
Net gains (losses) from investments	1,791,404	215,960

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	1,791,404	215,960

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	9,555,181	6,469,069
Contract terminations and surrenders	(371,522)	(73,092)
Death benefit payments	(62)	(2,901)
Policy loan transfers	(43,112)	67,164
Transfers to other contracts	(4,626,123)	(1,913,910)
Cost of insurance and administration charges	(696,763)	(540,543)
Mortality and expenses charges	(52,823)	(38,747)
Surrender charges	(23,859)	(20,137)
Increase (decrease) in net assets from policy related transactions	3,740,917	3,946,903
Total increase (decrease)	5,532,321	4,162,863

Net assets at beginning of period	13,811,091	9,648,228
Net assets at end of period	$19,343,412	$13,811,091

See accompanying notes.

SAM		SAM		SAM
Conservative		Flexible		Strategic
Growth		Income		Growth
Portfolio		Portfolio		Portfolio
Class 1		Class 1		Class 1
Division		Division		Division
2012	2011	2012	2011	2012	2011

$135,528	$491,532	$137,182	$332,658	$69,558	$349,450
1,526,163	865,932	385,303	149,523	1,035,017	190,202
2,115,808	(1,423,547)	668,704	(254,658)	3,011,886	(1,058,811)
3,777,499	(66,083)	1,191,189	227,523	4,116,461	(519,159)

—	—	—	—	—	—

3,777,499	(66,083)	1,191,189	227,523	4,116,461	(519,159)

9,122,998	10,612,475	7,059,560	6,664,234	9,784,537	10,110,914
(750,264)	(755,331)	(743,983)	(575,873)	(882,629)	(428,481)
(73,376)	(2,557)	(1,160)	(2,900)	(30,361)	(12,903)
(194,381)	(121,043)	27,591	82,198	(165,734)	(323,422)
(5,464,539)	(4,261,506)	(2,320,741)	(2,134,779)	(3,693,502)	(2,507,673)
(1,741,683)	(1,627,221)	(529,422)	(407,283)	(1,815,784)	(1,648,294)
(131,387)	(114,845)	(45,594)	(33,311)	(143,537)	(121,337)
(216,939)	(381,929)	(59,805)	(53,927)	(171,830)	(160,229)
550,429	3,348,043	3,386,446	3,538,359	2,881,160	4,908,575
4,327,928	3,281,960	4,577,635	3,765,882	6,997,621	4,389,416

26,007,359	22,725,399	10,304,814	6,538,932	25,094,458	20,705,042
$30,335,287	$26,007,359	$14,882,449	$10,304,814	$32,092,079	$25,094,458

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years Ended December 31, 2012 and 2011, Except as Noted

	Short-Term
	Income
	Class 1
	Division
	2012	2011
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$395,617	$17,407
Total realized gains (losses) on investments	138,703	38,323
Change in net unrealized appreciation or depreciation of investments	327,902	92,683
Net gains (losses) from investments	862,222	148,413

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	862,222	148,413

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	15,303,804	9,768,725
Contract terminations and surrenders	(1,868,895)	(590,889)
Death benefit payments	(3,938)	(4,560)
Policy loan transfers	45,090	(58,912)
Transfers to other contracts	(8,446,329)	(4,197,542)
Cost of insurance and administration charges	(653,059)	(554,162)
Mortality and expenses charges	(59,581)	(48,531)
Surrender charges	(64,216)	(97,316)
Increase (decrease) in net assets from policy related transactions	4,252,876	4,216,813
Total increase (decrease)	5,115,098	4,365,226

Net assets at beginning of period	15,950,131	11,584,905
Net assets at end of period	$21,065,229	$15,950,131

See accompanying notes.

SmallCap		SmallCap		SmallCap
Blend		Growth II		Value I
Class 1		Class 1		Class 1
Division		Division		Division
2012	2011	2012	2011	2012	2011

$(863)	$70,868	$(159)	$(226)	$197,886	$10,185
142,135	87,250	769,762	738,492	551,690	(524,922)
2,637,004	(417,985)	2,205,081	(1,483,430)	4,127,782	(385,771)
2,778,276	(259,867)	2,974,684	(745,164)	4,877,358	(900,508)

—	—	—	—	—	—

2,778,276	(259,867)	2,974,684	(745,164)	4,877,358	(900,508)

1,994,261	1,870,703	3,706,784	5,832,914	4,354,324	6,187,756
(1,041,109)	(986,615)	(1,137,506)	(1,466,872)	(2,044,460)	(1,609,999)
(1,993)	(304,372)	(24,031)	(138,657)	(19,185)	(355,966)
(68,981)	(294,348)	(181,681)	(240,693)	(202,590)	(387,551)
(1,459,429)	(1,737,876)	(2,851,335)	(4,468,094)	(4,040,962)	(4,932,822)
(720,328)	(777,165)	(908,860)	(965,858)	(1,065,055)	(1,151,393)
(57,542)	(78,861)	(66,373)	(71,486)	(88,162)	(99,345)
(19,841)	(42,021)	(16,687)	(54,644)	(47,468)	(52,662)
(1,374,962)	(2,350,555)	(1,479,689)	(1,573,390)	(3,153,558)	(2,401,982)
1,403,314	(2,610,422)	1,494,995	(2,318,554)	1,723,800	(3,302,490)

19,390,752	22,001,174	18,522,918	20,841,472	23,912,394	27,214,884
$20,794,066	$19,390,752	$20,017,913	$18,522,918	$25,636,194	$23,912,394

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years Ended December 31, 2012 and 2011, Except as Noted

	T. Rowe Price
	Equity Income
	Portfolio II
	Division
	2012	2011
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$30,158	$19,976
Total realized gains (losses) on investments	6,021	33,174
Change in net unrealized appreciation or depreciation of investments	202,394	(96,962)
Net gains (losses) from investments	238,573	(43,812)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	238,573	(43,812)

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	727,686	2,039,648
Contract terminations and surrenders	(28,367)	(11,142)
Death benefit payments	—	—
Policy loan transfers	—	21
Transfers to other contracts	(512,953)	(1,132,743)
Cost of insurance and administration charges	(24,977)	(19,527)
Mortality and expenses charges	(3,020)	(2,383)
Surrender charges	1,028	567
Increase (decrease) in net assets from policy related transactions	159,397	874,441
Total increase (decrease)	397,970	830,629

Net assets at beginning of period	1,315,051	484,422
Net assets at end of period	$1,713,021	$1,315,051

See accompanying notes.

Templeton
Developing		Templeton		Templeton
Markets		Foreign		Global Bond
Securities		Securities		Securities
Class 2		Class 2		Class 2
Division		Division		Division
2012	2011	2012	2011	2012	2011

$98,364	$52,295	$332,775	$180,991	$636,387	$387,516
49,379	334,476	(26,551)	502,560	33,576	259,772
669,905	(1,300,186)	1,477,888	(1,999,414)	775,413	(779,783)
817,648	(913,415)	1,784,112	(1,315,863)	1,445,376	(132,495)

—	—	—	—	—	—

817,648	(913,415)	1,784,112	(1,315,863)	1,445,376	(132,495)

1,946,477	5,293,228	4,132,691	11,649,780	7,009,024	7,936,809
(2,867)	(60,201)	(540,221)	(11,366)	(308,566)	(69,819)
(20,743)	(2,995)	(11,482)	—	—	(5,056)
11,282	(14,894)	1,965	3,649	(72,579)	(43,706)
(1,564,954)	(2,470,080)	(3,199,896)	(6,443,190)	(2,268,893)	(5,439,795)
(149,630)	(122,428)	(177,460)	(201,496)	(254,974)	(158,840)
(16,058)	(13,518)	(17,354)	(19,451)	(24,702)	(15,734)
103	2,878	20,391	793	1,058	2,325
203,610	2,611,990	208,634	4,978,719	4,080,368	2,206,184
1,021,258	1,698,575	1,992,746	3,662,856	5,525,744	2,073,689

5,556,958	3,858,383	9,467,390	5,804,534	8,155,898	6,082,209
$6,578,216	$5,556,958	$11,460,136	$9,467,390	$13,681,642	$8,155,898

Principal Life Insurance Company
Variable Life Separate Account

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2012 and 2011, Except as Noted

TOPS
Protected
Balanced ETF
Class 2
Division (1)
2012
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$23
Total realized gains (losses) on investments	4
Change in net unrealized appreciation or depreciation of investments	2,557
Net gains (losses) from investments	2,584

Payment from affiliate	—

Net increase (decrease) in net assets resulting from operations	2,584

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	93,697
Contract terminations and surrenders	—
Death benefit payments	—
Policy loan transfers	—
Transfers to other contracts	—
Cost of insurance and administration charges	(1,228)
Mortality and expenses charges	(77)
Surrender charges	—
Increase (decrease) in net assets from policy related transactions	92,392
Total increase (decrease)	94,976

Net assets at beginning of period	0
Net assets at end of period	$94,976

(1) Commenced operations on May 21, 2012.

See accompanying notes.

	TOPS
TOPS	Protected	Van Eck
Protected	Moderate	Global
Growth ETF	Growth ETF	Hard Assets
Class 2	Class 2	Initial Class
Division (1)	Division (1)	Division
2012	2012	2012	2011

$119	$104	$42,835	$57,575
1,741	103	206,833	362,027
91,759	5,950	(122,857)	(1,446,739)
93,619	6,157	126,811	(1,027,137)

—	—	—	—

93,619	6,157	126,811	(1,027,137)

2,777,985	159,650	5,238,340	5,749,609
—	—	(141,301)	(141,666)
—	—	—	—
(2,143)	(1,915)	639	(6,104)
(17,136)	(400)	(2,292,718)	(4,576,596)
(19,181)	(4,948)	(111,613)	(98,897)
(1,147)	(317)	(12,056)	(10,862)
—	—	3,375	7,116
2,738,378	152,070	2,684,666	922,600
2,831,997	158,227	2,811,477	(104,537)

0	0	4,292,928	4,397,465
$2,831,997	$158,227	$7,104,405	$4,292,928

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years Ended December 31, 2012 and 2011, Except as Noted

	Van Eck
	Global
	Hard Assets
	Service Class
	Division (1)
	2012	2011
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$4,851	$(1)
Total realized gains (losses) on investments	(10,482)	(3,125)
Change in net unrealized appreciation or depreciation of investments	(12,572)	(27,834)
Net gains (losses) from investments	(18,203)	(30,960)

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	(18,203)	(30,960)

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	952,933	366,611
Contract terminations and surrenders	(25,037)	(13,220)
Death benefit payments	—	—
Policy loan transfers	(5,888)	(12)
Transfers to other contracts	(168,796)	(27,400)
Cost of insurance and administration charges	(29,914)	(4,692)
Mortality and expenses charges	(2,145)	(336)
Surrender charges	(943)	(128)
Increase (decrease) in net assets from policy related transactions	720,210	320,823
Total increase (decrease)	702,007	289,863

Net assets at beginning of period	289,863	—
Net assets at end of period	$991,870	$289,863

(1) Commenced operations on May 23, 2011.

See accompanying notes.

				Vanguard
Vanguard		Vanguard		VIF
VIF		VIF Equity		Mid-Cap
Balanced		Index		Index
Division		Division		Division
2012	2011	2012	2011	2012	2011

$1,039,147	$931,627	$1,015,431	$741,469	$225,100	$166,014
652,491	(46,203)	2,727,815	873,446	1,715,037	(132,139)
2,832,417	279,686	3,922,548	(796,677)	1,031,975	(532,984)
4,524,055	1,165,110	7,665,794	818,238	2,972,112	(499,109)

—	—	—	—	—	—

4,524,055	1,165,110	7,665,794	818,238	2,972,112	(499,109)

27,855,547	15,983,209	17,652,146	14,112,084	9,264,395	8,384,277
(3,673,447)	(2,702,526)	(3,894,865)	(1,311,482)	(1,527,016)	(655,923)
(32,901)	(11,960)	(102,809)	(18,300)	(27,466)	(30,784)
85,430	88,801	153,032	(59,387)	(70,612)	(68,702)
(23,174,215)	(12,339,228)	(12,322,023)	(9,438,177)	(6,497,604)	(3,932,325)
(881,587)	(797,089)	(1,172,862)	(991,377)	(482,480)	(420,748)
(113,639)	(101,616)	(140,687)	(118,271)	(56,851)	(50,165)
80,767	119,176	88,874	37,655	39,097	15,273
145,955	238,767	260,806	2,212,745	641,463	3,240,903
4,670,010	1,403,877	7,926,600	3,030,983	3,613,575	2,741,794

35,200,511	33,796,634	47,594,036	44,563,053	18,657,323	15,915,529
$39,870,521	$35,200,511	$55,520,636	$47,594,036	$22,270,898	$18,657,323

	Principal Life Insurance Company
	Variable Life Separate Account

	Statements of Changes in Net Assets (continued)

	Years Ended December 31, 2012 and 2011, Except as Noted

	Wells Fargo
	Advantage VT
	Index Asset
	Allocation
	Class 2
	Division
	2012	2011
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$18,483	$33,995
Total realized gains (losses) on investments	50,639	(702)
Change in net unrealized appreciation or depreciation of investments	73,512	33,941
Net gains (losses) from investments	142,634	67,234

Payment from affiliate	—	—

Net increase (decrease) in net assets resulting from operations	142,634	67,234

Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	719,307	183,993
Contract terminations and surrenders	(63,527)	(24,027)
Death benefit payments	—	—
Policy loan transfers	(273,486)	(44,015)
Transfers to other contracts	(200,075)	(258,415)
Cost of insurance and administration charges	(69,907)	(57,827)
Mortality and expenses charges	(6,121)	(6,124)
Surrender charges	(7,472)	(3,136)
Increase (decrease) in net assets from policy related transactions	98,719	(209,551)
Total increase (decrease)	241,353	(142,317)

Net assets at beginning of period	1,013,346	1,155,663
Net assets at end of period	$1,254,699	$1,013,346

See accompanying notes.

Wells Fargo		Wells Fargo
Advantage VT		Advantage VT
Intrinsic		Omega
Value		Growth
Class 2		Class 2
Division		Division
2012	2011	2012	2011

$9,379	$3,917	$(51)	$(102)
130,820	63,556	402,538	327,534
15,837	(85,173)	92,036	(444,108)
156,036	(17,700)	494,523	(116,676)

—	—	—	—

156,036	(17,700)	494,523	(116,676)

210,346	260,105	1,439,724	1,602,158
(67,755)	(140,461)	(49,863)	(3,112)
—	—	—	—
(221,701)	(1,431)	(12,809)	(3,022)
(92,682)	(66,637)	(373,555)	(627,640)
(251,310)	(245,836)	(82,270)	(60,696)
(3,944)	(4,317)	(7,646)	(5,404)
(7,634)	(1,766)	(1,830)	(380)
(434,680)	(200,343)	911,751	901,904
(278,644)	(218,043)	1,406,274	785,228

935,522	1,153,565	2,298,681	1,513,453
$656,878	$935,522	$3,704,955	$2,298,681

1. Nature of Operations and Significant Accounting Policies

Principal Life Insurance Company Variable Life Separate Account (“the Separate Account”) is a segregated investment account of Principal Life Insurance Company (“Principal Life”) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contract holders, each division of the Separate Account invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2012, contract holder investment options include the following diversified open-end management investment companies:

Principal Variable Contracts Funds, Inc. – Class 1: (1)

Asset Allocation Account

Balanced Account

Bond & Mortgage Securities Account

Diversified International Account

Equity Income Account

Government & High Quality Bond Account (4)

International Emerging Markets Account

LargeCap Blend Account II

LargeCap Growth Account

LargeCap Growth Account I

LargeCap S&P 500 Index Account

LargeCap Value Account

MidCap Blend Account

Money Market Account

Principal LifeTime Strategic Income Account

Principal LifeTime 2010 Account

Principal LifeTime 2020 Account

Principal LifeTime 2030 Account

Principal LifeTime 2040 Account

Principal LifeTime 2050 Account

Real Estate Securities Account

Short-Term Income Account (4)

SmallCap Blend Account

SmallCap Growth Account II

SmallCap Value Account I

Strategic Asset Management Balanced Portfolio

Strategic Asset Management Conservative Balanced Portfolio

Strategic Asset Management Conservative Growth Portfolio

Strategic Asset Management Flexible Income Portfolio

Strategic Asset Management Strategic Growth Portfolio

AllianceBernstein Variable Product Series Fund Inc.:
Global Thematic Growth Portfolio – Class A (4)
International Growth Portfolio – Class A (4)
International Value Portfolio – Class A (2)
Small Cap Growth Portfolio – Class A (3)
Small/Mid Cap Value Portfolio – Class A (3)
American Century Investments®:
VP Income & Growth Fund – Class 1
VP Income & Growth Fund – Class 2
VP Inflation Protection Fund – Class 2 (7)
VP International Fund – Class 2
VP Mid Cap Value Fund – Class 2
VP Ultra Fund® – Class 1
VP Ultra Fund® – Class 2
VP Value Fund – Class 2
VP Vistasm Fund – Class 2
Bond Market Index Class 1 (11) Calvert VP Portfolio:
EAFE International Index Portfolio – Class F (4)
Income Portfolio (3)
Russell 2000 Small Cap Index Portfolio – Class F
S&P MidCap 400 Index Portfolio – Class F
SRI Equity Portfolio (7)
Delaware VIP® Small Cap Value Series Service Class (7) Delaware VIP® Smid Cap Growth Series Service Class (9)
Dreyfus Investment Portfolios Core Value Portfolio – Service Shares
Dreyfus IP Technology Growth – Service Shares (11) The Dreyfus Socially Responsible Growth Fund, Inc. – Service Shares
Dreyfus Variable Investment Fund:
Appreciation Portfolio – Service Shares
Opportunistic Small Cap Portfolio – Service Shares
Quality Bond Portfolio – Service Shares
DWS Dreman Small Mid Cap Value VIP – Class B (2)
Fidelity® Variable Insurance Products Fund:
Asset Manager Portfolio – Service Class 2
Contrafund® Portfolio – Initial Class
Contrafund® Portfolio – Service Class 2
Equity-Income Portfolio – Initial Class
Equity-Income Portfolio – Service Class 2
Growth Portfolio – Service Class 2
High Income Portfolio – Initial Class
High Income Portfolio – Service Class 2
Mid Cap Portfolio – Service Class 2
Franklin Templeton Variable Insurance Product Trust:
Templeton Developing Markets Securities Fund – Class 2
Templeton Foreign Securities Fund – Class 2
Templeton Global Bond Securities Fund – Class 2 (2)
Franklin Income Securities Fund – Class 2
Mutual Global Discovery Securities Fund – Class 2
Mutual Shares Securities Fund – Class 2
Franklin Rising Dividends Securities Fund – Class 2
Franklin Small Cap Value Securities Fund – Class 2
Franklin Strategic Income Securities Fund – Class 2 (2)
Franklin U.S. Government Fund - Class 2 (6)
Goldman Sachs Variable Insurance Trust, Structured Small Cap Equity Fund – Institutional Shares
Invesco Variable Insurance Fund:
Core Equity Fund – Series I Shares
Core Equity Fund – Series II Shares
Global Health Care Fund – Series I Shares
International Growth Fund – Series I Shares
Mid Cap Core Equity Fund – Series II Shares
Small Cap Equity Fund – Series I Shares
Technology Fund – Series I Shares
Invesco Van Kampen American Franchise Series I (10) Invesco Van Kampen American Franchise Series II (10) Invesco Van Kampen MidCap Growth Series I (10) Janus Aspen Series:
Janus Aspen Balanced Portfolio – Service Shares
Janus Aspen Enterprise Portfolio – Service Shares
Janus Aspen Flexible Bond Portfolio – Service Shares
Janus Aspen Forty Portfolio – Service Shares (3)
Janus Aspen Overseas Portfolio – Service Shares
Janus Aspen Worldwide Portfolio – Service Shares
JPMorgan Insurance Trust:
Core Bond Portfolio - Class 1 Shares (5)
Small Cap Core Portfolio - Class 1 Shares (5)
MFS ® Variable Insurance Trust:
Global Equity Series – Service Class
Growth Series – Service Class
Mid Cap Growth Series – Service Class
New Discovery Series – Service Class
Research International Series – Service Class
Total Return Series – Service Class (4)
Utilities Series – Service Class (3)
Value Series – Service Class
Neuberger Berman Advisors Management Trust:
Guardian Portfolio – I Class Shares
Large Cap Value – I Class Shares (12)
Small - Cap Growth Portfolio – S Class Shares
Oppenheimer Main Street Small & Mid Cap Fund®/VA - Service Shares (2)
PIMCO Variable Insurance Trust:
All Asset - Administrative Class (11) Commodity Real Strategy - Administrative Class (11) PIMCO Emerging Market Bond - Administrative Class (11) High Yield Portfolio - Administrative Class (6)
Real Return Portfolio - Administrative Class (6)
Short-Term Portfolio - Administrative Class (6)
Total Return Portfolio - Administrative Class (6)
Putnam Variable Trust:
Growth & Income Fund – Class IB
International Equity Fund – Class IB
Voyager Fund – Class IB
T. Rowe Price Equity Series, Inc.
Equity Income Portfolio – II TOPS Protected Balanced ETF - Class 2 (11) TOPS Protected Growth ETF - Class 2 (11) TOPS Protected Moderate Growth ETF - Class 2 (11)
Van Eck VIP Trust:
Global Hard Assets Fund - Initial Class Shares (2) Global Hard Assets Fund - Service Class Shares (9)
Vanguard Variable Insurance Fund:
Balanced Portfolio
Equity Index Portfolio
Mid-Cap Index Portfolio
Wells Fargo Advantage Variable Trust Funds®:
Index Asset Allocation Fund – Class 2
Intrinsic Value Fund – Class 2 (8)
Omega Growth Fund – Class 2 (8)

(1)     Organized by Principal Life Insurance Company.

(2)     Commencement of operations, May 19, 2008.

(3)     Commencement of operations, July 21, 2008.

(4)     Commencement of operations, November 24, 2008.

(5)     Commencement of operations, April 24, 2009.

(6)     Commencement of operations, November 23, 2009.

(7)     Commencement of operations, May 24, 2010.

(8)     Commencement of operations, July 16, 2010.

(9)     Commencement of operations, May 23, 2011.

(10)   Commencement of operations, April 27, 2012.

(11)   Commencement of operations, May 21, 2012.

(12)   Represented the operations Neuberger Berman AMT Partners I Class Division until May 21, 2012.

Commencement of operations date is the date that the division became available to contractholders.

The assets of the Separate Account are owned by Principal Life.  The assets of the Separate Account support the following variable life insurance contracts of Principal Life and may not be used to satisfy the liabilities arising from any other business of Principal Life: Benefit Variable Universal Life contracts, Benefit Variable Universal Life II contracts, Executive Variable Universal Life contracts, Executive Variable Universal Life II contracts, Flexible Variable Life contracts, PrinFlex Life® contracts, Survivorship Flexible Premium Variable Universal Life contracts, Variable Universal Life Accumulator contracts, Variable Universal Life Accumulator II contracts, Variable Universal Life Income contracts, and Variable Universal Life Income II contracts.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of the Separate Account in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed.   These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

Investments

Investments are stated at the closing net asset values (“NAV”) per share on December 31, 2012.   Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. Dividends are taken into income on an accrual basis as of the ex-dividend date. Investment transactions are accounted for on a trade date basis.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels:

  Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.
  Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.
  Level 3 – Fair values are based on significant unobservable inputs for the asset or liability.

All investments of the open-end management investment companies listed above represent investments in mutual funds for which a daily NAV is calculated and published.  Therefore, all investments are reflected in Level 1 of the fair value hierarchy.

Foreign Tax Withholdings

Principal Life may be entitled to claim a federal income tax credit to the extent foreign income taxes are withheld on investment income allocated to the Separate Account. Principal Life will compensate each separate account division in an amount equal to the tax benefit claimed on its federal income tax return, or subsequently claimed for refund, attributable to foreign taxes on the division’s share of income associated with investments allocated to the Separate Account within a reasonable time of receiving a tax benefit. The amounts presented as payment from affiliate on the Statements of Operations and the Statements of Changes in Net Assets reflects compensation for subsequently claimed refunds.

2.  Expenses and Related Party Transactions

Principal Life is compensated for the following expenses and charges:

Benefit Variable Universal Life contracts – Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted at an annual rate of 0.40% of the net policy value in years one through ten and 0.30% thereafter to cover this risk. A cost of insurance charge, which is based on the Company’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In all years, a sales charge of 6.50% of premiums less than or equal to target premium is deducted from each payment on behalf of each participant. The sales charge in excess of target premium is reduced to 5.0% in years one through five. After the fifth year, the sales charge is 6.50% of premiums paid.  The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

Executive Variable Universal Life contracts – For policies issued prior to April 1, 2007, Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted at an annual rate of 0.30% of the net policy value to cover this risk. A cost of insurance charge, which is based on the Company’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In the first year, a sales charge of 4.50% of premiums paid is deducted from each payment on behalf of each participant. In years two through five, a sales charge of 7.0% of premiums paid (up to target premium) is deducted from each payment on behalf of each participant. In years six through ten, a sales charge of 3.0% of premiums paid (up to target premium) is deductible from each payment on behalf of each participant. No sales charge is deducted after year ten. A tax charge of 2.0% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account. For policies issued April 1, 2007 and after, Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted at an annual rate of 0.30% of the net policy value to cover this risk. A cost of insurance charge, which is based on the Company’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In the first year, a sales charge of 3.75% of premiums paid is deducted from each payment on behalf of each participant. In years two through five, a sales charge of 7.0% of premiums paid (up to target premium) is deducted from each payment on behalf of each participant. In years six through ten, a sales charge of 3.0% of premiums paid (up to target premium) is deductible from each payment on behalf of each participant. No sales charge is deducted after year ten. A tax charge of 2.0% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Flexible Variable Life contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a monthly reduction of the unit value equivalent to an annual rate of 0.75% of the policy value. An annual administration charge of $60 for each policy and a cost of insurance charge, which is based on the Company’s expected future mortality experience, are deducted on a monthly basis through the redemption of units as compensation for administrative and insurance expenses, respectively. A  sales  charge  of  5.0%  and  a  tax  charge of  2.0%  are  deducted  from  premium payments made on behalf of each participant. The sales and tax charges are deducted from the contributions by Principal Life prior to their transfer to the Separate Account. In addition, a surrender charge up to a maximum of 25.0% of the minimum first year premium may be imposed upon total surrender or termination of a policy for insufficient value.

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

PrinFlex Life® contracts – Mortality and expense risks assumed by Principal Life are compensated for by a charge equivalent to an annual rate of 0.90% of the division values through the ninth policy year.  Each month thereafter, the charge will be deducted at an annual rate of 0.27% of the division values. A monthly administration charge of $0.60 for each $1,000 of policy face amount (with a maximum charge of $25 per month) will be deducted from policies in their first policy year. After the first policy year, the administration charge is $10 per month. A cost of insurance charge, which is based on the Company’s expected future mortality experience, is also deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 2.75% of premiums paid less than or equal to target premium and 0.75% of premiums in excess of target is deducted from premium payments on behalf of each participant. A tax charge of 2.20% for state and local taxes and 1.25% for federal taxes is also deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Survivorship Flexible Premium Variable Universal Life contracts – Mortality and expense risks assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.80% of the division values through the ninth policy year. Each month thereafter, the charge is deducted at an annual rate of 0.30% of the division values. A monthly administration charge of $8 is deducted from policies. There is an additional monthly administration charge in the first ten years (and ten years after an increase in the face amount) of $0.08 per $1,000 of face amount. The charge of $0.08 is increased by $0.005 per $1,000 for each insured classified as a smoker. In years 11 through 20 (after issue or adjustment) there is an additional monthly charge of $0.04 per $1,000 of face amount. After policy year 21, there is an additional monthly charge of $0.02 per $1,000 of face amount. A cost of insurance charge, which is based on the Company’s expected future mortality experience, is also deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In policy years one through ten, a sales charge of 5.0% of premiums paid less than or equal to target premium and 2.0% of premiums paid in excess of target is deducted from each payment on behalf of each participant. Each year thereafter, a sales charge of 2.0% of premiums paid is deducted from each premium payment on behalf of each participant. A tax charge of 2.20% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Variable Universal Life Accumulator contracts – Mortality and expense risks assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.70% of the policy value through the tenth policy year. Each month thereafter, the charge will be deducted at a rate equivalent to 0.20% of the policy value per year. The current administrative charge is $25 per month during the first policy year. After the first policy year, the administrative charge is $10 per month. A cost of insurance charge, which is based on the Company’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.0% of premiums paid is deducted from each payment on behalf of each participant during the first five policy years. A tax charge of 2.2% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

Variable Universal Life Accumulator II contracts – Mortality and expense risks assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.70% of the policy value through the tenth policy year. Each month thereafter, the charge will be deducted at a rate equivalent to 0.20% of the policy value per year. The current monthly administrative charge is $25 per month during the first policy year. After the first policy year, the administrative charge is $10 per month. A cost of insurance charge, which is based on the Company’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.0% of premiums paid up to surrender target premium (1.25% of premiums in excess of surrender target premium) is deducted from each payment on behalf of each participant. A tax charge of 2.0% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Variable Universal Life Income contracts – Mortality and expense risks assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.70% of the policy value through the tenth policy year. The current monthly administrative charge is $25 per month during the first policy year. After the first policy year, the administrative charge is $10 per month. A cost of insurance charge, which is based on the Company’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 3.0% of premiums paid (without the surrender charge adjustment rider) is deducted from each payment on behalf of each participant. A tax charge of 2.0% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Variable Universal Life Income II contracts – For policies issued prior to May 18, 2009, asset based charges assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.70% of the asset value of each policy.  The current administrative charge is $25 per month. A cost of insurance charge, which is based on the Company's expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units.  A sales charge of 3.0% of premiums is deducted from each payment on behalf of each participant. A sales charge of 3.25% of premiums paid (with the surrender charge adjustment rider) is deducted from each payment on behalf of each participant during the first policy year. Each year thereafter, a sales charge of 3.0% of premiums paid (with the surrender charge adjustment rider) is deducted from each payment on behalf of each participant. A tax charge of 2.0% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account. For policies issued May 18, 2009 and after, asset based charges assumed by Principal Life are compensated for by a monthly charge equivalent to an annual rate of 0.50% of the asset value of each policy through the tenth policy year.  The current administrative charge is $25 per month during the first policy year.  After the first policy year, the administrative charge is $10 per month. A cost of insurance charge, which is based on the Company's expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units.  A sales charge of 3.0% of premiums is deducted from each payment on behalf of each participant. A sales charge of 3.25% of premiums paid (with the surrender charge adjustment rider) is deducted from each payment on behalf of each participant during the first policy year. Each year thereafter, a sales charge of 3.0% of premiums paid (with the surrender charge adjustment rider) is deducted from each payment on behalf of each participant. A tax charge of 2.0% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

Benefit Variable Universal Life II contracts – Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted at an annual rate of 0.70% of the net policy value to cover this risk. A cost of insurance charge, which is based on the Company’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In policy years one through five, a sales charge of 6.70% of premiums paid up to target premium and 5.20% of premiums paid in excess of target premium is deducted from each payment on behalf of each participant. In policy years six and thereafter, a sales charge of 6.70% of premiums paid is deducted from each payment on behalf of each participant. A tax charge of 2.0% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Executive Variable Universal Life II contracts – Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The expense charge is deducted monthly at an annual rate of 0.20% of the net policy value to cover this risk. A cost of insurance charge, which is based on the Company’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In the first year, a sales charge of 3.75% of premiums paid is deducted from each payment on behalf of each participant.  In years two through five, a sales charge of 7.0% of premiums paid is deducted from each payment on behalf of each participant. In years six through ten, a sales charge of 5.75% of premiums paid is deducted from each payment on behalf of each participant. Each year thereafter, a sales charge of 3.0% of premiums paid is deducted from each payment on behalf of each participant. A tax charge of 2.0% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal Life prior to their transfer to the Separate Account.

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

During the year ended December 31, 2012, management fees were paid indirectly to Principal Management Corporation (wholly owned by Principal Financial Services, Inc.), an affiliate of Principal Life, in its capacity as advisor to Principal Variable Contracts Funds, Inc. Investment advisory and management fees are computed at the annual rate of 0.03% of the average daily net assets of the Principal Lifetime Accounts. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion.

The annual rates used in this calculation for each of the other accounts are shown in the following tables.

	Net Assets of Accounts (in millions)
	First $100	Next $100	Next $100	Next $100	Over $400

Asset Allocation Account	0.80%	0.75%	0.70%	0.65%	0.60%
Balanced Account	0.60	0.55	0.50	0.45	0.40
Bond & Mortgage Securities Account	0.50	0.45	0.40	0.35	0.30
Equity Income Account	0.60	0.55	0.50	0.45	0.40
LargeCap Growth Account I	0.80	0.75	0.70	0.65	0.60
MidCap Blend Account	0.65	0.60	0.55	0.50	0.45
Money Market Account	0.50	0.45	0.40	0.35	0.30
Real Estate Securities Account	0.90	0.85	0.80	0.75	0.70
SmallCap Blend Account	0.85	0.80	0.75	0.70	0.65
SmallCap Growth Account II	1.00	0.95	0.90	0.85	0.80
SmallCap Value Account I	1.10	1.05	1.00	0.95	0.90

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

	Net Assets of Accounts (in millions)
	First $250	Next $250	Next $250	Next $250	Over $1,000

Diversified International Account	0.85%	0.80%	0.75%	0.70%	0.65%
International Emerging Markets Account	1.25	1.20	1.15	1.10	1.05
LargeCap Blend Account II	0.75	0.70	0.65	0.60	0.55
LargeCap Value Account	0.60	0.55	0.50	0.45	0.40

	Net Assets of Accounts				Net Assets of Accounts
	(in millions)				(in millions)
	First $200	Next $300	Over $500		First $500	Over $500

Short-Term Income Account	0.50%	0.45%	0.40%	Capital Appreciation Account	0.625%	0.50%

	Net Assets of Accounts (in millions)
	First $500	Next $500	Next $1 billion	Next $1 billion	Over $3 billion

LargeCap Growth Account	0.68%	0.63%	0.61%	0.56%	0.51%

	Net Assets of Accounts
	First $2 billion	Over $2 billion		Overall Fee

Government & High Quality Bond Account	0.50%	0.45%	LargeCap S&P 500 Index Account	0.25%

The Manager has contractually agreed to limit the Account’s management and investment advisory fees for certain of the Accounts through the period ended April 30, 2013. The expense limit will reduce the Account’s management and investment advisory fees by the following amounts:

LargeCap Blend Account II	0.018%
LargeCap Growth Account I	0.016
SmallCap Value Account I	0.020

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

In addition, the Manager has contractually agreed to limit the management and investment advisory fees for SmallCap Growth Account II.  The expense limit will reduce the Account’s management fees by 0.080% through the period ended April 30, 2014.

The Manager has contractually agreed to limit the expenses (excluding interest the Accounts incur in connection with investments they make) for certain classes of shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits.  The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	From January 1, 2012 through December 31, 2012
	Class 1	Class 2	Expiration

SmallCap Value Account I	0.99%	1.24%	April 30, 2013

The Manager has contractually agreed to limit Short-Term Income Account’s expenses by 0.01% through the period ended April 30, 2013.

In addition, the Manager has voluntarily agreed to limit Money Market Account’s expenses to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

3.   Federal Income Taxes

The operations of the Separate Account are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of the Separate Account.

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows for the period ended December 31, 2012:

Division	Purchases	Sales

AllianceBernstein Global Thematic Growth Class A Division:
Benefit Variable Universal Life II	$1,030	$401
Executive Variable Universal Life II	129,774	117,593

AllianceBernstein International Growth Class A Division:
Benefit Variable Universal Life II	12,762	23,712
Executive Variable Universal Life II	150,754	69,695

AllianceBernstein International Value Class A Division:
Benefit Variable Universal Life	—	—
Benefit Variable Universal Life II	46	16,705
Executive Variable Universal Life	27,973	25,123
Executive Variable Universal Life II	9,971	17,478
Principal Variable Universal Life Income II	49,228	26,105

AllianceBernstein Small Cap Growth Class A Division:
Benefit Variable Universal Life II	43,031	10,376
Executive Variable Universal Life II	841,174	450,639
Principal Variable Universal Life Income II	54,497	37,809

AllianceBernstein Small/Mid Cap Value Class A Division:
Benefit Variable Universal Life II	84,329	14,895
Executive Variable Universal Life II	578,391	219,027
Principal Variable Universal Life Income II	63,003	22,876

American Century VP Income & Growth Class I Division:
Flexible Variable Life	1,749	3,892
PrinFlex Life®	357,007	701,350
Survivorship Flexible Premium Variable Universal Life	2,529	5,685
Principal Variable Universal Life Accumulator	81,877	148,299

American Century VP Income & Growth Class II Division:
Benefit Variable Universal Life	8,427	27,941
Benefit Variable Universal Life II	10,873	1,219
Executive Variable Universal Life	235,678	552,002
Executive Variable Universal Life II	47,791	28,751
Principal Variable Universal Life Accumulator II	111,447	127,224
Principal Variable Universal Life Income	110,013	196,911
Principal Variable Universal Life Income II	90,025	25,106

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

Division	Purchases	Sales

American Century VP Inflation Protection Class II Division:
Flexible Variable Life	$12,039	$5,708
PrinFlex Life®	283,523	397,159
Survivorship Flexible Premium Variable Universal Life	72,444	3,907
Principal Variable Universal Life Accumulator	278,113	37,970
Principal Variable Universal Life Accumulator II	236,540	144,069
Principal Variable Universal Life Income	281,160	191,100
Principal Variable Universal Life Income II	696,744	614,499

American Century VP International Class II Division:
Benefit Variable Universal Life	23,442	12,045
Benefit Variable Universal Life II	—	—
Executive Variable Universal Life	352,922	306,638
Executive Variable Universal Life II	75,177	41,385

American Century VP MidCap Value Class II Division:
Benefit Variable Universal Life	171,141	217,864
Benefit Variable Universal Life II	108,998	40,394
Executive Variable Universal Life	12,335,725	12,474,379
Executive Variable Universal Life II	1,500,163	832,380
Flexible Variable Life	402	67
PrinFlex Life®	20,205	13,181
Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	26,418	1,514
Principal Variable Universal Life Accumulator II	41,598	6,163
Principal Variable Universal Life Income	13,149	3,119
Principal Variable Universal Life Income II	92,639	18,913

American Century VP Ultra Class I Division:
Flexible Variable Life	563	1,124
PrinFlex Life®	122,065	209,070
Survivorship Flexible Premium Variable Universal Life	24,126	19,036
Principal Variable Universal Life Accumulator	55,767	150,007

American Century VP Ultra Class II Division:
Benefit Variable Universal Life	70,018	102,792
Executive Variable Universal Life	706,400	467,831
Principal Variable Universal Life Accumulator II	159,037	140,117
Principal Variable Universal Life Income	111,817	70,202

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

Division	Purchases	Sales

American Century VP Value Class II Division:
Benefit Variable Universal Life	$387,180	$433,911
Benefit Variable Universal Life II	72,880	35,259
Executive Variable Universal Life	7,149,521	7,021,764
Executive Variable Universal Life II	979,202	771,430
Flexible Variable Life	1,735	2,790
PrinFlex Life®	232,930	368,629
Survivorship Flexible Premium Variable Universal Life	98,176	228,260
Principal Variable Universal Life Accumulator	82,670	140,863
Principal Variable Universal Life Accumulator II	276,465	274,009
Principal Variable Universal Life Income	249,009	188,138
Principal Variable Universal Life Income II	255,787	98,592

American Century VP Vista Class II Division:
Benefit Variable Universal Life	24,810	11,177
Benefit Variable Universal Life II	—	26
Executive Variable Universal Life	15,422	152,715
Executive Variable Universal Life II	—	—
Principal Variable Universal Life Income II	15,340	9,456

Asset Allocation Class 1 Division:
Flexible Variable Life	8,167	2,442
PrinFlex Life®	1,688,912	1,733,208
Survivorship Flexible Premium Variable Universal Life	174,183	255,129
Principal Variable Universal Life Accumulator	206,939	226,979
Principal Variable Universal Life Accumulator II	220,919	160,504
Principal Variable Universal Life Income	200,694	155,116

Balanced Class 1 Division:
Flexible Variable Life	181,127	425,714
PrinFlex Life®	1,179,698	2,135,545
Survivorship Flexible Premium Variable Universal Life	86,475	81,805
Principal Variable Universal Life Accumulator	112,259	462,215
Principal Variable Universal Life Accumulator II	199,190	211,410
Principal Variable Universal Life Income	244,641	220,740

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

Division	Purchases	Sales

Bond & Mortgage Securities Class 1 Division:
Benefit Variable Universal Life	$2,176,929	$2,215,541
Benefit Variable Universal Life II	74,544	20,457
Executive Variable Universal Life	9,729,063	5,082,107
Executive Variable Universal Life II	1,696,416	845,859
Flexible Variable Life	126,742	927,106
PrinFlex Life®	2,638,722	3,201,694
Survivorship Flexible Premium Variable Universal Life	336,089	199,016
Principal Variable Universal Life Accumulator	532,684	1,085,386
Principal Variable Universal Life Accumulator II	1,509,421	1,615,235
Principal Variable Universal Life Income	992,990	791,147
Principal Variable Universal Life Income II	883,053	600,145

Bond Market Index Class 1 Division:
Benefit Variable Universal Life	—	—
Benefit Variable Universal Life II	—	—
Executive Variable Universal Life	—	—
Executive Variable Universal Life II	10,860	101

Calvert EAFE International Index Class F Division:
Benefit Variable Universal Life II	33,718	2,955
Executive Variable Universal Life II	363,593	81,849

Calvert Income Division:
Benefit Variable Universal Life II	194	—
Executive Variable Universal Life II	32,339	9,751
Principal Variable Universal Life Income II	118,819	38,183

Calvert Russell 2000 Small Cap Index Class F Division:
Benefit Variable Universal Life	226,823	211,845
Benefit Variable Universal Life II	35,730	8,315
Executive Variable Universal Life	2,736,721	1,399,575
Executive Variable Universal Life II	1,734,290	1,260,533
Principal Variable Universal Life Accumulator II	36,939	14,934
Principal Variable Universal Life Income	161,117	82,453
Principal Variable Universal Life Income II	222,074	66,059

Calvert S&P MidCap 400 Index Class F Division:
Principal Variable Universal Life Accumulator II	14,869	49,345
Principal Variable Universal Life Income	93,523	52,682
Principal Variable Universal Life Income II	157,481	41,076

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

Division	Purchases	Sales

Calvert SRI Equity Division:
Flexible Variable Life	$—	$3,839
PrinFlex Life®	5,852	31,887
Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	7,944	301
Principal Variable Universal Life Accumulator II	1,355	994
Principal Variable Universal Life Income	15,016	10,812
Principal Variable Universal Life Income II	43,085	6,261

Delaware Small Cap Value Service Class Division:
Benefit Variable Universal Life	62,705	22,535
Benefit Variable Universal Life II	70,273	7,976
Executive Variable Universal Life	3,176,166	3,040,098
Executive Variable Universal Life II	1,992,974	556,723
Flexible Variable Life	554	186
PrinFlex Life®	114,849	52,287
Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	59,139	95,691
Principal Variable Universal Life Accumulator II	83,588	31,946
Principal Variable Universal Life Income	98,770	56,974
Principal Variable Universal Life Income II	128,754	22,998

Delaware Smid Cap Growth Service Class Division:
Flexible Variable Life	10,942	10,116
PrinFlex Life®	408,443	100,770
Survivorship Flexible Premium Variable Universal Life	37,886	35,720
Principal Variable Universal Life Accumulator	51,821	39,085
Principal Variable Universal Life Accumulator II	255,622	192,989
Principal Variable Universal Life Income	95,362	28,445
Principal Variable Universal Life Income II	136,653	14,461

Diversified International Class 1 Division:
Benefit Variable Universal Life	1,739,273	2,267,635
Benefit Variable Universal Life II	67,489	60,919
Executive Variable Universal Life	13,912,975	18,417,218
Executive Variable Universal Life II	3,531,534	1,735,840
Flexible Variable Life	14,748	23,823
PrinFlex Life®	5,308,320	8,459,378
Survivorship Flexible Premium Variable Universal Life	472,992	574,555
Principal Variable Universal Life Accumulator	1,082,802	1,714,433
Principal Variable Universal Life Accumulator II	2,152,836	2,176,165
Principal Variable Universal Life Income	2,536,754	2,430,380
Principal Variable Universal Life Income II	613,449	270,415

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

Division	Purchases	Sales

Dreyfus IP Core Value Service Shares Division:
Benefit Variable Universal Life	$167	$37,950
Benefit Variable Universal Life II	—	—
Executive Variable Universal Life	31,158	345,100
Executive Variable Universal Life II	—	1,061

Dreyfus IP Technology Growth Service Shares Division:
Benefit Variable Universal Life	—	—
Benefit Variable Universal Life II	—	—
Executive Variable Universal Life	—	—
Executive Variable Universal Life II	8,174	283

Dreyfus Socially Responsible Growth Service Shares Division:
Benefit Variable Universal Life	36,813	20,073
Benefit Variable Universal Life II	—	—
Executive Variable Universal Life	81,579	42,625
Executive Variable Universal Life II	6,205	1,726

Dreyfus VIF Appreciation Service Shares Division:
Benefit Variable Universal Life	297,350	166,471
Benefit Variable Universal Life II	21,935	2,200
Executive Variable Universal Life	791,790	852,758
Executive Variable Universal Life II	1,187,328	323,320

Dreyfus VIF Opportunistic Small Cap Service Shares Division:
Benefit Variable Universal Life	145,974	116,290
Executive Variable Universal Life	115,067	407,686
Principal Variable Universal Life Accumulator II	213,148	272,570
Principal Variable Universal Life Income	244,183	262,958

Dreyfus VIF Quality Bond Service Shares Division:
Benefit Variable Universal Life	21,555	4,121
Executive Variable Universal Life	1,045,319	924,680

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

Division	Purchases	Sales

DWS Dreman Small Mid Cap Value Class B Division:
Benefit Variable Universal Life	$45,817	$2,762
Benefit Variable Universal Life II	8,045	41,333
Executive Variable Universal Life	1,564,930	1,037,999
Executive Variable Universal Life II	215,909	182,595
Flexible Variable Life	—	—
PrinFlex Life®	24,435	33,537
Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	12,724	180
Principal Variable Universal Life Accumulator II	1,398	394
Principal Variable Universal Life Income	2,121	922
Principal Variable Universal Life Income II	40,472	47,477

Equity Income Class 1 Division:
Benefit Variable Universal Life	272,843	623,923
Benefit Variable Universal Life II	96,445	21,127
Executive Variable Universal Life	4,298,393	2,541,064
Executive Variable Universal Life II	2,879,679	592,338
Flexible Variable Life	21,489	7,212
PrinFlex Life®	1,432,070	1,402,153
Survivorship Flexible Premium Variable Universal Life	176,383	110,503
Principal Variable Universal Life Accumulator	306,694	478,989
Principal Variable Universal Life Accumulator II	951,915	1,015,551
Principal Variable Universal Life Income	1,129,510	866,092
Principal Variable Universal Life Income II	157,210	45,735

Fidelity VIP Asset Manager Service Class 2 Division:
Benefit Variable Universal Life	198,220	500,400
Executive Variable Universal Life	147,757	442,240

Fidelity VIP Contrafund Initial Class Division:
Flexible Variable Life	11,929	81,672
PrinFlex Life®	4,961,861	9,981,848
Survivorship Flexible Premium Variable Universal Life	557,080	761,730
Principal Variable Universal Life Accumulator	507,807	1,053,888

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

Division	Purchases	Sales

Fidelity VIP Contrafund Service Class 2 Division:
Benefit Variable Universal Life	$2,724,879	$2,980,491
Benefit Variable Universal Life II	193,556	163,247
Executive Variable Universal Life	32,743,271	36,654,767
Executive Variable Universal Life II	4,565,447	4,642,654
Principal Variable Universal Life Accumulator II	1,153,829	1,396,597
Principal Variable Universal Life Income	1,331,884	1,318,423
Principal Variable Universal Life Income II	789,465	382,820

Fidelity VIP Equity-Income Initial Class Division:
Flexible Variable Life	8,345	54,946
PrinFlex Life®	2,945,850	3,185,552
Survivorship Flexible Premium Variable Universal Life	368,527	328,618
Principal Variable Universal Life Accumulator	460,133	747,278

Fidelity VIP Equity-Income Service Class 2 Division:
Benefit Variable Universal Life	451,973	680,716
Benefit Variable Universal Life II	16,313	2,398
Executive Variable Universal Life	2,969,753	3,006,107
Executive Variable Universal Life II	821,621	267,130
Principal Variable Universal Life Accumulator II	1,032,027	663,451
Principal Variable Universal Life Income	899,196	647,633
Principal Variable Universal Life Income II	271,057	84,614

Fidelity VIP Growth Service Class 2 Division:
Benefit Variable Universal Life	380,077	349,401
Executive Variable Universal Life	2,768,933	2,296,310
Flexible Variable Life	2,436	962
PrinFlex Life®	337,364	517,641
Survivorship Flexible Premium Variable Universal Life	197,729	163,133
Principal Variable Universal Life Accumulator	95,754	375,584
Principal Variable Universal Life Accumulator II	246,040	347,349
Principal Variable Universal Life Income	249,193	302,038

Fidelity VIP High Income Initial Class Division:
Flexible Variable Life	1,344	2,224
PrinFlex Life®	1,536,472	1,282,652
Survivorship Flexible Premium Variable Universal Life	442,865	332,654
Principal Variable Universal Life Accumulator	171,013	112,402

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

Division	Purchases	Sales

Fidelity VIP High Income Service Class 2 Division:
Benefit Variable Universal Life	$1,729,359	$1,698,371
Benefit Variable Universal Life II	39,988	8,272
Executive Variable Universal Life	10,112,023	6,947,620
Executive Variable Universal Life II	1,329,310	618,269
Principal Variable Universal Life Accumulator II	527,540	295,277
Principal Variable Universal Life Income	299,750	1,425,552
Principal Variable Universal Life Income II	759,877	517,787

Fidelity VIP Mid Cap Service Class 2 Division:
Benefit Variable Universal Life	1,791,583	2,121,322
Benefit Variable Universal Life II	353,848	179,840
Executive Variable Universal Life	17,862,906	22,974,540
Executive Variable Universal Life II	3,082,678	2,566,649
Principal Variable Universal Life Accumulator II	492,494	480,139
Principal Variable Universal Life Income	1,149,718	979,910
Principal Variable Universal Life Income II	523,904	187,632

Franklin Income Securities Class 2 Division:
Benefit Variable Universal Life	1,288,396	1,576,425
Benefit Variable Universal Life II	219,169	81,622
Executive Variable Universal Life	3,452,466	3,891,193
Executive Variable Universal Life II	384,753	192,770

Franklin Mutual Global Discovery Class 2 Division:
Benefit Variable Universal Life	856,210	891,104
Benefit Variable Universal Life II	184,774	122,086
Executive Variable Universal Life	6,582,636	6,807,528
Executive Variable Universal Life II	2,485,027	1,301,312
Principal Variable Universal Life Income II	313,151	88,575

Franklin Mutual Shares Securities Class 2 Division:
Benefit Variable Universal Life	476,914	1,009,643
Benefit Variable Universal Life II	37,269	11,730
Executive Variable Universal Life	3,832,115	6,845,913
Executive Variable Universal Life II	1,353,311	1,000,537

Franklin Rising Dividends Securities Class 2 Division:
Benefit Variable Universal Life	387,986	735,488
Benefit Variable Universal Life II	63,375	22,888
Executive Variable Universal Life	1,620,932	1,596,770
Executive Variable Universal Life II	1,581,402	744,409
Principal Variable Universal Life Income II	307,674	78,632

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

Division	Purchases	Sales

Franklin Small Cap Value Securities Class 2 Division:
Benefit Variable Universal Life	$411,780	$764,098
Benefit Variable Universal Life II	113,664	26,581
Executive Variable Universal Life	2,980,298	4,741,019
Executive Variable Universal Life II	1,386,205	658,278
Flexible Variable Life	860	13
PrinFlex Life®	18,714	1,725
Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	7,145	—
Principal Variable Universal Life Accumulator II	9,655	857
Principal Variable Universal Life Income	2,354	228
Principal Variable Universal Life Income II	14,269	2,799

Franklin Strategic Income Securities Class 2 Division:
Benefit Variable Universal Life	376,822	291,945
Benefit Variable Universal Life II	376,047	187,910
Executive Variable Universal Life	1,140,424	461,661
Executive Variable Universal Life II	2,602,363	728,250

Franklin U.S. Government Fund Class 2 Division:
Benefit Variable Universal Life	70,109	69,777
Benefit Variable Universal Life II	12,116	537
Executive Variable Universal Life	356,068	547
Executive Variable Universal Life II	388,153	91,592

Goldman Sachs VIT Structured Small Cap Equity Institutional Service Class I Division:
Benefit Variable Universal Life	10,178	37,567
Executive Variable Universal Life	1,516,302	2,408,596

Government & High Quality Bond Class 1 Division:
Benefit Variable Universal Life	1,659,102	1,872,668
Benefit Variable Universal Life II	251,722	85,330
Executive Variable Universal Life	6,492,581	6,384,395
Executive Variable Universal Life II	1,922,064	797,126
Flexible Variable Life	33,073	33,480
PrinFlex Life®	3,364,063	3,365,949
Survivorship Flexible Premium Variable Universal Life	632,694	569,259
Principal Variable Universal Life Accumulator	948,118	1,427,997
Principal Variable Universal Life Accumulator II	870,071	967,137
Principal Variable Universal Life Income	1,131,870	845,994
Principal Variable Universal Life Income II	1,205,397	724,866

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

Division	Purchases	Sales

International Emerging Markets Class 1 Division:
Benefit Variable Universal Life	$517,322	$475,281
Benefit Variable Universal Life II	325,885	263,395
Executive Variable Universal Life	3,583,047	3,042,638
Executive Variable Universal Life II	3,360,158	1,949,876
Flexible Variable Life	17,798	64,123
PrinFlex Life®	1,831,540	2,301,041
Survivorship Flexible Premium Variable Universal Life	399,358	195,853
Principal Variable Universal Life Accumulator	658,541	659,760
Principal Variable Universal Life Accumulator II	1,085,390	1,182,149
Principal Variable Universal Life Income	1,305,952	1,318,921
Principal Variable Universal Life Income II	913,322	498,496

Invesco Core Equity Series I Division:
Benefit Variable Universal Life	196,287	30,177
Executive Variable Universal Life	488,942	603,467
Flexible Variable Life	2,630	7,991
PrinFlex Life®	441,282	762,783
Survivorship Flexible Premium Variable Universal Life	28,451	32,077
Principal Variable Universal Life Accumulator	147,185	240,737

Invesco Core Equity Series II Division:
Benefit Variable Universal Life II	16,062	8,688
Executive Variable Universal Life II	1,924,213	1,353,820
Principal Variable Universal Life Accumulator II	391,557	425,175
Principal Variable Universal Life Income	916,268	1,003,912
Principal Variable Universal Life Income II	92,163	50,269

Invesco Global Health Care Series I Division:
Benefit Variable Universal Life	286,073	375,599
Benefit Variable Universal Life II	8,802	5,654
Executive Variable Universal Life	2,156,679	1,681,641
Executive Variable Universal Life II	353,091	240,413
Flexible Variable Life	494	2,966
PrinFlex Life®	531,635	494,263
Survivorship Flexible Premium Variable Universal Life	49,195	80,883
Principal Variable Universal Life Accumulator	112,451	165,984
Principal Variable Universal Life Accumulator II	165,322	307,266
Principal Variable Universal Life Income	343,510	142,619
Principal Variable Universal Life Income II	95,860	52,864

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

Division	Purchases	Sales

Invesco International Growth Series I Division:
Benefit Variable Universal Life	$200,954	$481,354
Benefit Variable Universal Life II	61,571	50,637
Executive Variable Universal Life	11,411,428	11,024,845
Executive Variable Universal Life II	1,471,821	920,532

Invesco Mid Cap Core Equity Series II Division:
Benefit Variable Universal Life	28,992	17,214
Benefit Variable Universal Life II	1,285	104
Executive Variable Universal Life	120,078	212,718
Executive Variable Universal Life II	3,199	1,366
Flexible Variable Life	—	—
PrinFlex Life®	9,647	1,531
Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	—	—
Principal Variable Universal Life Accumulator II	32	38
Principal Variable Universal Life Income	1,907	277
Principal Variable Universal Life Income II	10,572	1,080

Invesco Small Cap Equity Series I Division:
Benefit Variable Universal Life	317,221	306,827
Benefit Variable Universal Life II	24,192	7,893
Executive Variable Universal Life	4,707,521	4,681,311
Executive Variable Universal Life II	1,406,341	816,094
Flexible Variable Life	578	3,402
PrinFlex Life®	208,954	442,764
Survivorship Flexible Premium Variable Universal Life	1,937	5,909
Principal Variable Universal Life Accumulator	47,140	66,186

Invesco Technology Series I Division:
Benefit Variable Universal Life	240,998	273,908
Executive Variable Universal Life	2,171,561	4,054,533
Flexible Variable Life	4,847	14,869
PrinFlex Life®	355,442	447,988
Survivorship Flexible Premium Variable Universal Life	8,560	5,518
Principal Variable Universal Life Accumulator	57,808	85,197

Invesco Van Kampen American Franchise Series I Division:
Benefit Variable Universal Life	190,179	51,697
Executive Variable Universal Life	1,275,367	152,516
Flexible Variable Life	—	—
PrinFlex Life®	812,771	96,253
Survivorship Flexible Premium Variable Universal Life	206,073	3,958
Principal Variable Universal Life Accumulator	350,023	81,770

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

Division	Purchases	Sales

Invesco Van Kampen American Franchise Series II Division:
Benefit Variable Universal Life II	$12,264	$327
Executive Variable Universal Life II	3,238	20
Principal Variable Universal Life Accumulator II	419,284	42,876
Principal Variable Universal Life Income	240,168	12,650
Principal Variable Universal Life Income II	108,517	9,470

Invesco Van Kampen MidCap Growth Series I Division:
Benefit Variable Universal Life	205,460	24,891
Benefit Variable Universal Life II	25,073	901
Executive Variable Universal Life	2,137,193	975,175
Executive Variable Universal Life II	28,761	3,176
Flexible Variable Life	4,476	295
PrinFlex Life®	483,697	91,655
Survivorship Flexible Premium Variable Universal Life	57,768	1,908
Principal Variable Universal Life Accumulator	119,873	28,295

Janus Aspen Balanced Service Shares Division:
Benefit Variable Universal Life	18,643	8,801
Benefit Variable Universal Life II	269,415	75,683
Executive Variable Universal Life	3,144,783	1,844,873
Executive Variable Universal Life II	2,587,632	895,417

Janus Aspen Enterprise Service Shares Division:
Benefit Variable Universal Life	156,518	132,593
Benefit Variable Universal Life II	60,281	45,003
Executive Variable Universal Life	2,648,378	2,433,689
Executive Variable Universal Life II	2,476,534	1,232,468
Flexible Variable Life	1,317	1,381
PrinFlex Life®	223,698	528,406
Survivorship Flexible Premium Variable Universal Life	19,060	4,892
Principal Variable Universal Life Accumulator	101,721	168,747

Janus Aspen Flexible Bond Service Shares Division:
Benefit Variable Universal Life	1,979,329	2,057,407
Benefit Variable Universal Life II	204,355	73,333
Executive Variable Universal Life	16,136,053	12,596,703
Executive Variable Universal Life II	13,135,789	6,842,269

Janus Aspen Forty Service Shares Division:
Benefit Variable Universal Life II	162,669	61,289
Executive Variable Universal Life II	6,439,713	6,378,362
Principal Variable Universal Life Income II	164,382	51,024

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

Division	Purchases	Sales

Janus Aspen Overseas Service Shares Division:
Benefit Variable Universal Life	$525,262	$482,995
Executive Variable Universal Life	2,517,376	3,282,249

Janus Aspen Worldwide Service Shares Division:
Benefit Variable Universal Life	132,584	71,119
Benefit Variable Universal Life II	1,295	137
Executive Variable Universal Life	299,782	356,017
Executive Variable Universal Life II	497	2,448

JP Morgan Core Bond Class I Division:
Benefit Variable Universal Life	138,545	74,262
Executive Variable Universal Life	2,660,114	1,310,016

JP Morgan Small Cap Core Class I Division:
Benefit Variable Universal Life	426,049	491,682
Executive Variable Universal Life	3,425,583	4,215,812

LargeCap Blend II Class 1 Division:
Benefit Variable Universal Life	212,048	337,219
Benefit Variable Universal Life II	59,028	10,799
Executive Variable Universal Life	395,026	670,017
Executive Variable Universal Life II	153,080	74,646
Flexible Variable Life	3,807	8,627
PrinFlex Life®	328,780	526,140
Survivorship Flexible Premium Variable Universal Life	9,355	15,591
Principal Variable Universal Life Accumulator	294,252	424,742
Principal Variable Universal Life Accumulator II	532,119	614,373
Principal Variable Universal Life Income	478,836	558,629
Principal Variable Universal Life Income II	110,032	52,199

LargeCap Growth Class 1 Division:
Benefit Variable Universal Life	164,201	199,577
Benefit Variable Universal Life II	28,710	7,479
Executive Variable Universal Life	2,135,493	2,674,020
Executive Variable Universal Life II	672,954	561,897
Flexible Variable Life	3,938	2,185
PrinFlex Life®	1,785,667	3,255,988
Survivorship Flexible Premium Variable Universal Life	154,638	119,486
Principal Variable Universal Life Accumulator	69,385	148,334
Principal Variable Universal Life Accumulator II	92,718	125,938
Principal Variable Universal Life Income	242,680	546,170
Principal Variable Universal Life Income II	22,250	4,477

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

Division	Purchases	Sales

LargeCap Growth I Class 1 Division:
Benefit Variable Universal Life	$333,921	$744,092
Benefit Variable Universal Life II	332,128	157,110
Executive Variable Universal Life	2,881,992	2,733,157
Executive Variable Universal Life II	5,956,178	2,843,756
Flexible Variable Life	12,024	39,185
PrinFlex Life®	4,785,408	9,774,606
Survivorship Flexible Premium Variable Universal Life	420,135	529,629
Principal Variable Universal Life Accumulator	328,400	1,141,785
Principal Variable Universal Life Accumulator II	604,233	752,893
Principal Variable Universal Life Income	569,461	640,646
Principal Variable Universal Life Income II	347,284	165,501

LargeCap S&P 500 Index Class 1 Division:
Benefit Variable Universal Life II	507,436	190,878
Executive Variable Universal Life II	11,744,691	4,469,827
Flexible Variable Life	4,145	2,509
PrinFlex Life®	1,470,248	1,887,305
Survivorship Flexible Premium Variable Universal Life	221,068	261,608
Principal Variable Universal Life Accumulator	230,924	598,685
Principal Variable Universal Life Accumulator II	610,500	491,200
Principal Variable Universal Life Income	455,138	296,841
Principal Variable Universal Life Income II	462,843	163,779

LargeCap Value Class 1 Division:
Benefit Variable Universal Life	82,551	65,829
Benefit Variable Universal Life II	16,400	1,000
Executive Variable Universal Life	604,062	465,006
Executive Variable Universal Life II	360,735	111,945
Flexible Variable Life	325,250	754,240
PrinFlex Life®	2,408,016	4,047,505
Survivorship Flexible Premium Variable Universal Life	399,568	414,921
Principal Variable Universal Life Accumulator	602,151	1,246,106
Principal Variable Universal Life Accumulator II	329,265	353,381
Principal Variable Universal Life Income	931,548	749,373
Principal Variable Universal Life Income II	294,539	149,739

MFS VIT Global Equity Service Class Division:
Benefit Variable Universal Life	59,908	11,699
Benefit Variable Universal Life II	52,505	24,535
Executive Variable Universal Life	454,095	568,186
Executive Variable Universal Life II	1,339,566	632,512

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

Division	Purchases	Sales

MFS VIT Growth Service Class Division:
Benefit Variable Universal Life	$299,563	$455,955
Benefit Variable Universal Life II	38,576	10,467
Executive Variable Universal Life	3,503,189	2,884,625
Executive Variable Universal Life II	2,613,157	478,404

MFS VIT MidCap Growth Service Class Division:
Benefit Variable Universal Life	137,141	224,909
Executive Variable Universal Life	119,234	95,061

MFS VIT New Discovery Service Class Division:
Benefit Variable Universal Life	431,843	357,136
Benefit Variable Universal Life II	180,658	54,493
Executive Variable Universal Life	4,060,709	4,661,970
Executive Variable Universal Life II	1,469,086	880,909
Flexible Variable Life	7,199	6,446
PrinFlex Life®	190,663	27,815
Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	25,787	15,696
Principal Variable Universal Life Accumulator II	254,406	181,041
Principal Variable Universal Life Income	225,705	142,305
Principal Variable Universal Life Income II	190,906	83,886

MFS VIT Research International Service Class Division:
Benefit Variable Universal Life	293,644	261,763
Benefit Variable Universal Life II	94,412	56,002
Executive Variable Universal Life	95,892	240,991
Executive Variable Universal Life II	1,228,460	427,914

MFS VIT Total Return Service Class Division:
Benefit Variable Universal Life II	562	35
Executive Variable Universal Life II	228,911	117,446

MFS VIT Utilities Service Class Division:
Benefit Variable Universal Life II	82,370	19,242
Executive Variable Universal Life II	562,809	394,586
Principal Variable Universal Life Income II	1,047,616	881,561

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

Division	Purchases	Sales

MFS VIT Value Service Class Division:
Benefit Variable Universal Life	$905,508	$772,865
Benefit Variable Universal Life II	169,001	142,189
Executive Variable Universal Life	4,657,828	4,005,237
Executive Variable Universal Life II	1,944,042	904,724

MidCap Blend Class 1 Division:
Benefit Variable Universal Life	1,332,764	1,692,562
Benefit Variable Universal Life II	156,641	139,380
Executive Variable Universal Life	12,460,003	11,751,725
Executive Variable Universal Life II	3,988,606	1,243,029
Flexible Variable Life	935,256	2,550,205
PrinFlex Life®	6,269,661	9,872,220
Survivorship Flexible Premium Variable Universal Life	810,059	646,400
Principal Variable Universal Life Accumulator	1,160,427	2,629,532
Principal Variable Universal Life Accumulator II	2,092,093	2,401,574
Principal Variable Universal Life Income	2,333,536	2,823,589
Principal Variable Universal Life Income II	1,290,012	592,469

Money Market Class 1 Division:
Benefit Variable Universal Life	8,842,976	11,426,357
Benefit Variable Universal Life II	1,825,970	1,833,893
Executive Variable Universal Life	57,547,722	65,945,622
Executive Variable Universal Life II	83,275,038	67,436,217
Flexible Variable Life	369,283	247,908
PrinFlex Life®	8,167,548	11,120,072
Survivorship Flexible Premium Variable Universal Life	932,689	1,402,127
Principal Variable Universal Life Accumulator	852,437	1,483,060
Principal Variable Universal Life Accumulator II	1,890,102	2,782,487
Principal Variable Universal Life Income	2,400,426	2,261,862
Principal Variable Universal Life Income II	8,669,712	7,128,587

Neuberger Berman AMT Guardian I Class Division:
Benefit Variable Universal Life	13,463	12,646
Benefit Variable Universal Life II	29,427	29,914
Executive Variable Universal Life	326,236	441,782
Executive Variable Universal Life II	121,848	103,809

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

Division	Purchases	Sales

Neuberger Berman AMT Large Cap Value I Class Division
Benefit Variable Universal Life	$151,102	$90,611
Benefit Variable Universal Life II	2,039	173
Executive Variable Universal Life	686,106	1,037,027
Executive Variable Universal Life II	54,118	12,211
Principal Variable Universal Life Income II	32,576	24,371

Neuberger Berman AMT Small-Cap Growth S Class Division:
Benefit Variable Universal Life	52,787	47,316
Benefit Variable Universal Life II	6,335	1,832
Executive Variable Universal Life	92,463	15,901
Executive Variable Universal Life II	—	—

Oppenheimer Main Street Small & Mid Cap Service Shares Division:
Benefit Variable Universal Life	10,877	7,441
Benefit Variable Universal Life II	33,432	7,784
Executive Variable Universal Life	19,611	17,431
Executive Variable Universal Life II	457,670	298,572
Principal Variable Universal Life Income II	41,377	18,438

PIMCO All Asset Administrative Class Division:
Benefit Variable Universal Life	—	—
Benefit Variable Universal Life II	3,095	15
Executive Variable Universal Life	—	—
Executive Variable Universal Life II	—	—

PIMCO Commodity Real Strategy Administrative Class Division:
Benefit Variable Universal Life	—	—
Benefit Variable Universal Life II	1,327	105
Executive Variable Universal Life	—	—
Executive Variable Universal Life II	43,320	2,717

PIMCO Emerging Market Bond Administrative Class Division
Benefit Variable Universal Life	—	—
Benefit Variable Universal Life II	—	—
Executive Variable Universal Life	—	—
Executive Variable Universal Life II	254	—

PIMCO High Yield Administrative Class Division:
Benefit Variable Universal Life	1,950	1,454
Benefit Variable Universal Life II	71,877	29,409
Executive Variable Universal Life	688,978	629,661
Executive Variable Universal Life II	2,533,230	634,312

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

Division	Purchases	Sales

PIMCO Real Return Administrative Class Division:
Benefit Variable Universal Life	$1,083,189	$227,341
Benefit Variable Universal Life II	117,127	22,191
Executive Variable Universal Life	2,442,089	564,831
Executive Variable Universal Life II	3,313,225	1,018,207

PIMCO Short-Term Administrative Class Division:
Benefit Variable Universal Life	95	579
Benefit Variable Universal Life II	93,658	53,473
Executive Variable Universal Life	1,740,881	670,266
Executive Variable Universal Life II	1,822,073	930,746

PIMCO Total Return Administrative Class Division:
Benefit Variable Universal Life	676,125	591,916
Benefit Variable Universal Life II	365,087	145,065
Executive Variable Universal Life	5,790,321	2,388,785
Executive Variable Universal Life II	11,671,712	3,040,853

Principal LifeTime Strategic Income Class 1 Division:
Benefit Variable Universal Life	162,808	130,770
Benefit Variable Universal Life II	142,966	34,249
Executive Variable Universal Life	1,834,930	1,124,678
Executive Variable Universal Life II	1,475,891	539,443
Flexible Variable Life	—	—
PrinFlex Life®	58,441	20,036
Survivorship Flexible Premium Variable Universal Life	45,816	1,696
Principal Variable Universal Life Accumulator	4,756	5,928
Principal Variable Universal Life Accumulator II	22,877	11,998
Principal Variable Universal Life Income	83,531	52,710
Principal Variable Universal Life Income II	25,828	7,877

Principal LifeTime 2010 Class 1 Division:
Benefit Variable Universal Life	207,804	87,193
Benefit Variable Universal Life II	177,193	83,122
Executive Variable Universal Life	2,462,465	4,496,355
Executive Variable Universal Life II	829,856	408,024
Flexible Variable Life	—	—
PrinFlex Life®	80,485	6,665
Survivorship Flexible Premium Variable Universal Life	32,110	—
Principal Variable Universal Life Accumulator	3,770	3,853
Principal Variable Universal Life Accumulator II	56,586	36,595
Principal Variable Universal Life Income	62,735	83,632
Principal Variable Universal Life Income II	31,643	9,622

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

Division	Purchases	Sales

Principal LifeTime 2020 Class 1 Division:
Benefit Variable Universal Life	$707,650	$506,719
Benefit Variable Universal Life II	418,640	99,478
Executive Variable Universal Life	5,757,654	6,386,956
Executive Variable Universal Life II	6,079,395	2,758,757
Flexible Variable Life	989	549
PrinFlex Life®	308,767	133,025
Survivorship Flexible Premium Variable Universal Life	25,811	—
Principal Variable Universal Life Accumulator	1,115	431
Principal Variable Universal Life Accumulator II	142,742	340,156
Principal Variable Universal Life Income	493,862	408,344
Principal Variable Universal Life Income II	265,239	46,440

Principal LifeTime 2030 Class 1 Division:
Benefit Variable Universal Life	440,561	313,233
Benefit Variable Universal Life II	298,728	60,548
Executive Variable Universal Life	3,897,619	3,324,888
Executive Variable Universal Life II	4,586,701	1,463,391
Flexible Variable Life	6,399	3,242
PrinFlex Life®	34,282	32,418
Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	—	—
Principal Variable Universal Life Accumulator II	237,010	253,353
Principal Variable Universal Life Income	1,556,825	1,162,240
Principal Variable Universal Life Income II	460,724	259,716

Principal LifeTime 2040 Class 1 Division:
Benefit Variable Universal Life	224,633	239,658
Benefit Variable Universal Life II	182,632	37,624
Executive Variable Universal Life	1,081,636	407,012
Executive Variable Universal Life II	2,198,566	2,459,221
Flexible Variable Life	1,374	1,631
PrinFlex Life®	6,454	3,494
Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	7,218	263
Principal Variable Universal Life Accumulator II	257,723	432,738
Principal Variable Universal Life Income	1,341,203	1,540,662
Principal Variable Universal Life Income II	439,545	111,424

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

Division	Purchases	Sales

Principal LifeTime 2050 Class 1 Division:
Benefit Variable Universal Life	$569,673	$122,867
Benefit Variable Universal Life II	120,624	72,949
Executive Variable Universal Life	843,589	496,299
Executive Variable Universal Life II	451,354	91,788
Flexible Variable Life	—	2,586
PrinFlex Life®	6,551	3,552
Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	7,299	3,363
Principal Variable Universal Life Accumulator II	215,008	152,261
Principal Variable Universal Life Income	632,911	769,040
Principal Variable Universal Life Income II	299,028	199,987

Putnam VT Growth & Income Class IB Division:
Benefit Variable Universal Life	18,083	208,555
Executive Variable Universal Life	—	290

Putnam VT International Equity Class IB Division:
Benefit Variable Universal Life	164,835	332,216
Executive Variable Universal Life	197,435	399,605

Putnam VT Voyager Class IB Division:
Benefit Variable Universal Life	126,457	122,562
Benefit Variable Universal Life II	828	292
Executive Variable Universal Life	540,643	1,357,819
Executive Variable Universal Life II	5,088	1,974
Flexible Variable Life	514	6,594
PrinFlex Life®	1,967,269	3,840,668
Survivorship Flexible Premium Variable Universal Life	158,714	198,830
Principal Variable Universal Life Accumulator	168,232	480,624
Principal Variable Universal Life Accumulator II	117,865	111,600
Principal Variable Universal Life Income	3,239	2,880
Principal Variable Universal Life Income II	2,868	873

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

Division	Purchases	Sales

Real Estate Securities Class 1 Division:
Benefit Variable Universal Life	$2,347,176	$2,406,434
Benefit Variable Universal Life II	223,630	111,183
Executive Variable Universal Life	13,320,562	13,516,496
Executive Variable Universal Life II	4,360,292	1,879,348
Flexible Variable Life	121,965	37,741
PrinFlex Life®	2,179,892	2,406,370
Survivorship Flexible Premium Variable Universal Life	337,539	214,777
Principal Variable Universal Life Accumulator	377,575	1,050,714
Principal Variable Universal Life Accumulator II	1,169,814	1,068,331
Principal Variable Universal Life Income	1,067,477	842,553
Principal Variable Universal Life Income II	1,976,521	1,687,320

SAM Balanced Portfolio Class 1 Division:
Benefit Variable Universal Life	108,552	66,447
Benefit Variable Universal Life II	122,085	33,837
Executive Variable Universal Life	1,709,077	1,668,213
Executive Variable Universal Life II	4,482,688	3,271,644
Flexible Variable Life	2,814	2,439
PrinFlex Life®	1,020,354	778,724
Survivorship Flexible Premium Variable Universal Life	39,691	150,282
Principal Variable Universal Life Accumulator	342,773	242,648
Principal Variable Universal Life Accumulator II	533,501	501,250
Principal Variable Universal Life Income	1,243,726	684,638
Principal Variable Universal Life Income II	3,407,847	1,284,045

SAM Conservative Balanced Portfolio Class 1 Division:
Benefit Variable Universal Life	60,066	50,629
Benefit Variable Universal Life II	45,821	16,796
Executive Variable Universal Life	1,518,820	1,486,262
Executive Variable Universal Life II	4,347,568	2,718,440
Flexible Variable Life	12,062	1,292
PrinFlex Life®	783,658	296,832
Survivorship Flexible Premium Variable Universal Life	35,398	6,193
Principal Variable Universal Life Accumulator	1,045,277	342,846
Principal Variable Universal Life Accumulator II	190,681	102,732
Principal Variable Universal Life Income	220,501	145,005
Principal Variable Universal Life Income II	1,695,793	647,314

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

Division	Purchases	Sales

SAM Conservative Growth Portfolio Class 1 Division:
Benefit Variable Universal Life	$68,546	$87,682
Benefit Variable Universal Life II	123,731	112,248
Executive Variable Universal Life	1,065,208	829,905
Executive Variable Universal Life II	1,800,890	577,634
Flexible Variable Life	57,187	3,026
PrinFlex Life®	1,198,948	250,546
Survivorship Flexible Premium Variable Universal Life	603,218	903,853
Principal Variable Universal Life Accumulator	46,773	51,976
Principal Variable Universal Life Accumulator II	401,067	538,970
Principal Variable Universal Life Income	1,023,970	1,174,020
Principal Variable Universal Life Income II	2,869,572	4,043,293

SAM Flexible Income Portfolio Class 1 Division:
Benefit Variable Universal Life	50,544	2,994
Benefit Variable Universal Life II	84,687	23,250
Executive Variable Universal Life	889,468	799,325
Executive Variable Universal Life II	1,549,488	573,594
Flexible Variable Life	5,417	2,312
PrinFlex Life®	747,733	774,724
Survivorship Flexible Premium Variable Universal Life	206,991	41,200
Principal Variable Universal Life Accumulator	227,443	483,124
Principal Variable Universal Life Accumulator II	445,299	226,312
Principal Variable Universal Life Income	2,624,008	473,194
Principal Variable Universal Life Income II	548,607	273,413

SAM Strategic Growth Portfolio Class 1 Division:
Benefit Variable Universal Life	138,391	310,854
Benefit Variable Universal Life II	183,630	59,228
Executive Variable Universal Life	1,148,897	1,028,397
Executive Variable Universal Life II	1,484,542	758,135
Flexible Variable Life	5,482	2,521
PrinFlex Life®	826,415	247,239
Survivorship Flexible Premium Variable Universal Life	2,829	7,853
Principal Variable Universal Life Accumulator	115,258	157,326
Principal Variable Universal Life Accumulator II	591,012	433,527
Principal Variable Universal Life Income	1,258,572	1,166,181
Principal Variable Universal Life Income II	4,099,147	2,732,196

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

Division	Purchases	Sales

Short-Term Income Class 1 Division:
Benefit Variable Universal Life	$744,656	$733,524
Benefit Variable Universal Life II	340,155	234,366
Executive Variable Universal Life	5,024,589	2,523,070
Executive Variable Universal Life II	5,583,540	3,771,322
Flexible Variable Life	6,540	96,127
PrinFlex Life®	1,442,064	901,403
Survivorship Flexible Premium Variable Universal Life	179,718	59,147
Principal Variable Universal Life Accumulator	401,240	96,095
Principal Variable Universal Life Accumulator II	527,015	670,846
Principal Variable Universal Life Income	486,583	588,317
Principal Variable Universal Life Income II	964,179	1,377,569

SmallCap Blend Class 1 Division:
Benefit Variable Universal Life	101,961	155,810
Benefit Variable Universal Life II	15,665	618
Executive Variable Universal Life	693,079	697,313
Executive Variable Universal Life II	31,670	31,161
Flexible Variable Life	7,117	37,956
PrinFlex Life®	563,594	1,468,833
Survivorship Flexible Premium Variable Universal Life	60,844	125,640
Principal Variable Universal Life Accumulator	148,466	493,203
Principal Variable Universal Life Accumulator II	147,784	209,574
Principal Variable Universal Life Income	135,416	121,517
Principal Variable Universal Life Income II	88,665	28,461

SmallCap Growth II Class 1 Division:
Benefit Variable Universal Life	228,890	198,041
Benefit Variable Universal Life II	16,103	9,688
Executive Variable Universal Life	720,761	1,078,986
Executive Variable Universal Life II	718,293	671,121
Flexible Variable Life	719	2,410
PrinFlex Life®	1,243,107	2,188,014
Survivorship Flexible Premium Variable Universal Life	83,893	147,874
Principal Variable Universal Life Accumulator	116,118	268,869
Principal Variable Universal Life Accumulator II	254,748	336,293
Principal Variable Universal Life Income	220,123	215,054
Principal Variable Universal Life Income II	104,029	70,282

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

Division	Purchases	Sales

SmallCap Value I Class 1 Division:
Benefit Variable Universal Life	$480,442	$1,104,125
Benefit Variable Universal Life II	72,811	29,650
Executive Variable Universal Life	1,515,609	2,593,364
Executive Variable Universal Life II	100,183	102,619
Flexible Variable Life	9,656	98,466
PrinFlex Life®	1,029,641	1,720,905
Survivorship Flexible Premium Variable Universal Life	119,854	184,826
Principal Variable Universal Life Accumulator	400,523	755,366
Principal Variable Universal Life Accumulator II	320,269	451,424
Principal Variable Universal Life Income	365,224	398,548
Principal Variable Universal Life Income II	138,717	69,308

T. Rowe Price Equity Income Portfolio II Division:
Benefit Variable Universal Life	225,815	220,449
Executive Variable Universal Life	532,029	347,840

Templeton Developing Markets Securities Class 2 Division:
Benefit Variable Universal Life	89,244	65,518
Benefit Variable Universal Life II	20,187	8,662
Executive Variable Universal Life	1,009,675	1,253,991
Executive Variable Universal Life II	925,735	414,696

Templeton Foreign Securities Class 2 Division:
Benefit Variable Universal Life	32,666	3,410
Benefit Variable Universal Life II	75,409	80,227
Executive Variable Universal Life	2,488,916	2,594,554
Executive Variable Universal Life II	1,868,475	1,245,866

Templeton Global Bond Securities Class 2 Division:
Benefit Variable Universal Life	446,018	370,060
Benefit Variable Universal Life II	503,141	367,060
Executive Variable Universal Life	2,480,725	1,085,075
Executive Variable Universal Life II	2,713,284	881,862
Flexible Variable Life	768	461
PrinFlex Life®	501,685	96,503
Survivorship Flexible Premium Variable Universal Life	3,862	3,767
Principal Variable Universal Life Accumulator	93,919	20,056
Principal Variable Universal Life Accumulator II	359,611	30,907
Principal Variable Universal Life Income	337,888	48,831
Principal Variable Universal Life Income II	220,379	24,096

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

Division	Purchases	Sales

TOPS Protected Balanced ETF Class 2 Division:
Benefit Variable Universal Life	$—	$—
Benefit Variable Universal Life II	—	—
Executive Variable Universal Life	—	—
Executive Variable Universal Life II	68,275	508
Flexible Variable Life	—	—
PrinFlex Life®	7,943	178
Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	—	—
Principal Variable Universal Life Accumulator II	—	—
Principal Variable Universal Life Income	1,281	20
Principal Variable Universal Life Income II	16,221	599

TOPS Protected Growth ETF Class 2 Division:
Benefit Variable Universal Life	—	—
Benefit Variable Universal Life II	484	7
Executive Variable Universal Life	113,577	795
Executive Variable Universal Life II	—	—
Flexible Variable Life	—	—
PrinFlex Life®	37,515	22,418
Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	—	—
Principal Variable Universal Life Accumulator II	18,874	176
Principal Variable Universal Life Income	6,896	—
Principal Variable Universal Life Income II	2,600,758	16,211

TOPS Protected Moderate Growth ETF Class 2 Division:
Benefit Variable Universal Life	—	—
Benefit Variable Universal Life II	—	—
Executive Variable Universal Life	—	—
Executive Variable Universal Life II	—	—
Flexible Variable Life	—	—
PrinFlex Life®	2,439	2,436
Survivorship Flexible Premium Variable Universal Life	—	—
Principal Variable Universal Life Accumulator	—	—
Principal Variable Universal Life Accumulator II	—	—
Principal Variable Universal Life Income	59,093	440
Principal Variable Universal Life Income II	98,222	4,704

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

Division	Purchases	Sales

Van Eck Global Hard Assets Initial Class Division:
Benefit Variable Universal Life	$322,188	$177,588
Benefit Variable Universal Life II	165,476	104,951
Executive Variable Universal Life	2,792,116	1,476,859
Executive Variable Universal Life II	2,424,986	794,276

Van Eck Global Hard Assets Service Class Division:
Flexible Variable Life	161	179
PrinFlex Life®	234,061	73,799
Survivorship Flexible Premium Variable Universal Life	43,642	269
Principal Variable Universal Life Accumulator	105,152	9,215
Principal Variable Universal Life Accumulator II	251,261	26,361
Principal Variable Universal Life Income	79,032	19,018
Principal Variable Universal Life Income II	278,811	103,883

Vanguard VIF Balanced Division:
Benefit Variable Universal Life	2,355,779	2,634,198
Executive Variable Universal Life	26,538,915	25,075,394

Vanguard VIF Equity Index Division:
Benefit Variable Universal Life	2,103,130	2,318,245
Executive Variable Universal Life	18,749,551	15,073,095

Vanguard VIF Mid-Cap Index Division:
Benefit Variable Universal Life	836,713	1,012,319
Benefit Variable Universal Life II	116,160	22,210
Executive Variable Universal Life	6,322,859	6,317,520
Executive Variable Universal Life II	2,792,952	1,270,883

Wells Fargo Advantage VT Index Asset Allocation Class 2 Division:
Benefit Variable Universal Life	94	246
Executive Variable Universal Life	170,447	169,423
Flexible Variable Life	421	5,707
PrinFlex Life®	58,984	44,696
Survivorship Flexible Premium Variable Universal Life	406,076	13,260
Principal Variable Universal Life Accumulator	47,807	46,194
Principal Variable Universal Life Accumulator II	23,244	40,189
Principal Variable Universal Life Income	30,777	300,933

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

Division	Purchases	Sales

Wells Fargo Advantage VT Intrinsic Value Class 2 Division:
Benefit Variable Universal Life	$223	$370
Executive Variable Universal Life	—	—
Flexible Variable Life	75,186	222,234
PrinFlex Life®	63,141	81,078
Survivorship Flexible Premium Variable Universal Life	22,074	9,150
Principal Variable Universal Life Accumulator	10,131	29,897
Principal Variable Universal Life Accumulator II	16,231	28,431
Principal Variable Universal Life Income	33,516	274,643

Wells Fargo Advantage VT Omega Growth Class 2 Division:
Benefit Variable Universal Life	18,929	8,850
Executive Variable Universal Life	723,690	171,641
Flexible Variable Life	905	355
PrinFlex Life®	435,685	200,153
Survivorship Flexible Premium Variable Universal Life	18,183	9,413
Principal Variable Universal Life Accumulator	61,377	28,197
Principal Variable Universal Life Accumulator II	160,317	56,414
Principal Variable Universal Life Income	212,049	53,001

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

5. Changes in Units Outstanding

Transactions in units were as follows for each of the periods ended December 31:

	2012		2011
Division	Purchased	Redeemed	Purchased	Redeemed

AllianceBernstein Global Thematic Growth Class A Division:
Benefit Variable Universal Life II	106	41	107	26
Executive Variable Universal Life II	13,055	11,430	7,355	4,224

AllianceBernstein International Growth Class A Division:
Benefit Variable Universal Life II	1,455	2,763	5,517	5,351
Executive Variable Universal Life II	17,099	8,427	35,963	34,084

AllianceBernstein International Value Class A Division:
Benefit Variable Universal Life	—	—	—	—
Benefit Variable Universal Life II	—	3,048	2,498	1,311
Executive Variable Universal Life	4,394	4,304	6,128	1,066
Executive Variable Universal Life II	1,721	3,132	10,986	16,009
Principal Variable Universal Life Income II	7,950	4,651	13,202	4,554

AllianceBernstein Small Cap Growth Class A Division:
Benefit Variable Universal Life II	3,302	828	1,250	640
Executive Variable Universal Life II	66,269	35,789	42,368	32,363
Principal Variable Universal Life Income II	3,848	3,002	6,748	3,181

AllianceBernstein Small/Mid Cap Value Class A Division:
Benefit Variable Universal Life II	6,862	1,269	1,737	69
Executive Variable Universal Life II	46,701	18,608	48,681	26,490
Principal Variable Universal Life Income II	4,811	1,950	6,434	1,583

American Century VP Income & Growth Class I Division:
Flexible Variable Life	119	317	128	167
PrinFlex Life®	24,733	54,499	32,133	46,539
Survivorship Flexible Premium Variable Universal Life	6	445	159	9,840
Principal Variable Universal Life Accumulator	5,205	11,482	7,924	20,864

American Century VP Income & Growth Class II Division:
Benefit Variable Universal Life	503	1,960	1,702	1,398
Benefit Variable Universal Life II	725	85	1,023	53
Executive Variable Universal Life	15,363	38,846	30,787	19,785
Executive Variable Universal Life II	3,261	2,064	8,746	3,983
Principal Variable Universal Life Accumulator II	7,061	8,854	9,678	11,911
Principal Variable Universal Life Income	6,813	13,784	10,345	11,016
Principal Variable Universal Life Income II	5,995	1,765	5,957	1,962

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

	2012		2011
Division	Purchased	Redeemed	Purchased	Redeemed

American Century VP Inflation Protection Class II Division:
Flexible Variable Life	988	472	235	5
PrinFlex Life®	21,253	33,411	67,046	10,400
Survivorship Flexible Premium Variable Universal Life	5,508	327	10,666	76
Principal Variable Universal Life Accumulator	22,301	3,207	6,608	750
Principal Variable Universal Life Accumulator II	19,212	12,275	26,609	16,881
Principal Variable Universal Life Income	22,435	15,635	14,767	1,262
Principal Variable Universal Life Income II	57,111	51,443	30,751	25,591

American Century VP International Class II Division:
Benefit Variable Universal Life	1,487	787	24	1,579
Benefit Variable Universal Life II	—	—	—	—
Executive Variable Universal Life	23,507	20,466	9,828	9,307
Executive Variable Universal Life II	5,212	2,857	6,866	2,714

American Century VP MidCap Value Class II Division:
Benefit Variable Universal Life	10,255	14,890	5,177	5,763
Benefit Variable Universal Life II	6,471	2,651	5,122	2,219
Executive Variable Universal Life	794,361	828,521	628,492	601,477
Executive Variable Universal Life II	93,400	55,728	81,096	41,403
Flexible Variable Life	12	3	201	1
PrinFlex Life®	1,194	867	1,329	3,273
Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	1,599	100	2,669	2,324
Principal Variable Universal Life Accumulator II	2,254	405	6,631	5,649
Principal Variable Universal Life Income	741	206	1,244	221
Principal Variable Universal Life Income II	5,415	1,252	6,239	883

American Century VP Ultra Class I Division:
Flexible Variable Life	50	86	727	37
PrinFlex Life®	10,210	17,364	12,770	21,838
Survivorship Flexible Premium Variable Universal Life	1,974	1,567	4,029	6,187
Principal Variable Universal Life Accumulator	4,644	12,423	6,703	12,466

American Century VP Ultra Class II Division:
Benefit Variable Universal Life	5,368	7,729	4,055	5,608
Executive Variable Universal Life	54,424	35,916	37,382	53,853
Principal Variable Universal Life Accumulator II	12,027	10,623	10,686	10,522
Principal Variable Universal Life Income	8,476	5,464	9,915	4,729

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

	2012		2011
Division	Purchased	Redeemed	Purchased	Redeemed

American Century VP Value Class II Division:
Benefit Variable Universal Life	23,527	27,501	16,740	27,510
Benefit Variable Universal Life II	4,574	2,239	3,476	1,378
Executive Variable Universal Life	442,815	439,181	375,769	343,741
Executive Variable Universal Life II	55,398	48,621	441,441	212,684
Flexible Variable Life	107	187	204	512
PrinFlex Life®	12,758	23,314	16,029	36,372
Survivorship Flexible Premium Variable Universal Life	5,501	14,105	3,937	6,361
Principal Variable Universal Life Accumulator	4,392	8,894	9,092	9,336
Principal Variable Universal Life Accumulator II	15,527	17,081	20,099	21,777
Principal Variable Universal Life Income	14,628	11,839	17,551	16,573
Principal Variable Universal Life Income II	15,279	6,185	16,879	5,239

American Century VP Vista Class II Division:
Benefit Variable Universal Life	2,014	921	2,444	4,085
Benefit Variable Universal Life II	—	2	13	2
Executive Variable Universal Life	1,249	12,854	8,817	10,582
Executive Variable Universal Life II	—	—	—	—
Principal Variable Universal Life Income II	1,227	778	1,531	477

Asset Allocation Class 1 Division:
Flexible Variable Life	139	125	146	2,500
PrinFlex Life®	38,768	71,707	52,490	91,098
Survivorship Flexible Premium Variable Universal Life	6,698	14,719	3,186	5,499
Principal Variable Universal Life Accumulator	5,372	9,299	7,228	13,298
Principal Variable Universal Life Accumulator II	5,537	6,655	7,303	13,371
Principal Variable Universal Life Income	6,444	6,423	5,679	5,483

Balanced Class 1 Division:
Flexible Variable Life	3,515	10,467	5,517	9,356
PrinFlex Life®	53,908	113,316	73,734	108,694
Survivorship Flexible Premium Variable Universal Life	5,583	6,161	4,707	5,736
Principal Variable Universal Life Accumulator	5,176	24,750	6,287	9,842
Principal Variable Universal Life Accumulator II	9,575	11,360	11,652	22,031
Principal Variable Universal Life Income	12,367	11,683	7,256	9,213

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

	2012		2011
Division	Purchased	Redeemed	Purchased	Redeemed

Bond & Mortgage Securities Class 1 Division:
Benefit Variable Universal Life	92,759	99,627	52,910	57,565
Benefit Variable Universal Life II	3,104	914	1,828	792
Executive Variable Universal Life	401,835	227,986	238,475	251,603
Executive Variable Universal Life II	74,137	38,193	35,953	14,425
Flexible Variable Life	2,093	22,453	2,863	4,655
PrinFlex Life®	96,183	143,271	113,610	195,125
Survivorship Flexible Premium Variable Universal Life	14,362	10,241	9,053	23,819
Principal Variable Universal Life Accumulator	18,779	48,294	24,903	39,144
Principal Variable Universal Life Accumulator II	57,445	72,176	68,325	88,771
Principal Variable Universal Life Income	37,256	35,346	55,427	57,902
Principal Variable Universal Life Income II	37,801	26,761	40,154	32,900

Bond Market Index Class 1 Division:
Benefit Variable Universal Life	—	—	—	—
Benefit Variable Universal Life II	—	—	—	—
Executive Variable Universal Life	—	—	—	—
Executive Variable Universal Life II	1,064	10	—	—

Calvert EAFE International Index Class F Division:
Benefit Variable Universal Life II	3,592	353	1,480	101
Executive Variable Universal Life II	40,219	9,663	23,388	10,690

Calvert Income Division:
Benefit Variable Universal Life II	15	—	298	659
Executive Variable Universal Life II	2,015	758	7,583	444
Principal Variable Universal Life Income II	8,237	3,024	11,952	3,134

Calvert Russell 2000 Small Cap Index Class F Division:
Benefit Variable Universal Life	16,734	16,822	13,803	12,245
Benefit Variable Universal Life II	2,509	668	1,976	795
Executive Variable Universal Life	197,854	114,234	177,867	111,306
Executive Variable Universal Life II	132,692	101,394	63,288	69,149
Principal Variable Universal Life Accumulator II	2,055	1,225	2,428	1,577
Principal Variable Universal Life Income	11,020	6,723	10,620	6,634
Principal Variable Universal Life Income II	16,034	5,336	12,540	10,904

Calvert S&P MidCap 400 Index Class F Division:
Principal Variable Universal Life Accumulator II	1,047	4,223	4,967	4,310
Principal Variable Universal Life Income	7,377	4,393	4,324	2,844
Principal Variable Universal Life Income II	12,728	3,585	8,112	8,768

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

	2012		2011
Division	Purchased	Redeemed	Purchased	Redeemed

Calvert SRI Equity Division:
Flexible Variable Life	—	306	—	12
PrinFlex Life®	387	2,414	2,743	915
Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	620	23	37	8
Principal Variable Universal Life Accumulator II	32	76	500	102
Principal Variable Universal Life Income	1,019	823	3,620	153
Principal Variable Universal Life Income II	3,087	484	2,549	328

Delaware Small Cap Value Service Class Division:
Benefit Variable Universal Life	4,392	1,745	1,477	429
Benefit Variable Universal Life II	5,122	596	2,672	982
Executive Variable Universal Life	222,818	228,985	199,948	107,812
Executive Variable Universal Life II	134,852	42,695	215,046	44,207
Flexible Variable Life	16	11	375	8
PrinFlex Life®	7,542	3,948	20,684	19,608
Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	3,557	7,253	8,436	4,338
Principal Variable Universal Life Accumulator II	5,720	2,473	5,915	12,354
Principal Variable Universal Life Income	6,303	4,300	17,501	6,499
Principal Variable Universal Life Income II	8,634	1,723	9,161	1,654

Delaware Smid Cap Growth Service Class Division:
Flexible Variable Life	1,003	992	184	4
PrinFlex Life®	37,019	9,736	17,723	8,331
Survivorship Flexible Premium Variable Universal Life	3,389	3,389	—	—
Principal Variable Universal Life Accumulator	4,046	3,800	18,889	197
Principal Variable Universal Life Accumulator II	22,772	18,809	43,474	14,747
Principal Variable Universal Life Income	8,561	2,758	9,935	136
Principal Variable Universal Life Income II	12,815	1,412	3,686	46

Diversified International Class 1 Division:
Benefit Variable Universal Life	83,861	115,596	66,915	49,214
Benefit Variable Universal Life II	3,319	3,197	3,411	3,702
Executive Variable Universal Life	679,718	932,954	611,037	716,859
Executive Variable Universal Life II	174,750	87,449	117,777	55,139
Flexible Variable Life	798	1,538	1,363	2,025
PrinFlex Life®	228,861	428,400	264,002	528,648
Survivorship Flexible Premium Variable Universal Life	27,169	38,460	23,013	39,369
Principal Variable Universal Life Accumulator	38,055	87,486	48,667	77,078
Principal Variable Universal Life Accumulator II	96,385	109,500	122,572	142,659
Principal Variable Universal Life Income	116,923	123,518	125,334	109,049
Principal Variable Universal Life Income II	29,461	13,737	29,729	13,013

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

	2012		2011
Division	Purchased	Redeemed	Purchased	Redeemed

Dreyfus IP Core Value Service Shares Division:
Benefit Variable Universal Life	6	3,114	943	1,669
Benefit Variable Universal Life II	—	—	—	—
Executive Variable Universal Life	2,204	27,244	15,009	10,841
Executive Variable Universal Life II	—	88	—	39

Dreyfus IP Technology Growth Service Shares Division:
Benefit Variable Universal Life	—	—	—	—
Benefit Variable Universal Life II	—	—	—	—
Executive Variable Universal Life	—	—	—	—
Executive Variable Universal Life II	774	26	—	—

Dreyfus Socially Responsible Growth Service Shares Division:
Benefit Variable Universal Life	2,739	1,497	490	430
Benefit Variable Universal Life II	—	—	—	—
Executive Variable Universal Life	6,163	3,356	1,402	1,522
Executive Variable Universal Life II	460	136	561	356

Dreyfus VIF Appreciation Service Shares Division:
Benefit Variable Universal Life	17,806	10,519	14,670	6,407
Benefit Variable Universal Life II	1,343	139	1,450	1,811
Executive Variable Universal Life	46,401	53,721	42,309	20,938
Executive Variable Universal Life II	73,728	20,699	14,505	5,922

Dreyfus VIF Opportunistic Small Cap Service Shares Division:
Benefit Variable Universal Life	13,629	10,797	7,289	9,337
Executive Variable Universal Life	11,345	38,615	23,270	19,800
Principal Variable Universal Life Accumulator II	20,213	25,435	26,935	39,467
Principal Variable Universal Life Income	23,215	24,972	28,479	21,577

Dreyfus VIF Quality Bond Service Shares Division:
Benefit Variable Universal Life	847	250	556	840
Executive Variable Universal Life	60,281	56,417	71,558	69,584

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

	2012		2011
Division	Purchased	Redeemed	Purchased	Redeemed

DWS Dreman Small Mid Cap Value Class B Division:
Benefit Variable Universal Life	3,706	229	2,073	201
Benefit Variable Universal Life II	643	3,565	4,403	2,548
Executive Variable Universal Life	124,102	83,153	39,918	22,818
Executive Variable Universal Life II	17,521	15,240	87,556	88,951
Flexible Variable Life	—	—	—	—
PrinFlex Life®	2,053	2,829	1,730	63
Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	1,044	15	—	—
Principal Variable Universal Life Accumulator II	114	33	95	6
Principal Variable Universal Life Income	178	77	4	1
Principal Variable Universal Life Income II	3,293	3,958	4,391	1,870

Equity Income Class 1 Division:
Benefit Variable Universal Life	23,017	57,739	116,705	9,350
Benefit Variable Universal Life II	8,498	1,933	4,380	545
Executive Variable Universal Life	372,876	227,163	335,266	44,115
Executive Variable Universal Life II	254,330	53,718	172,343	3,407
Flexible Variable Life	1,730	607	6,386	1,347
PrinFlex Life®	112,302	127,521	322,561	169,259
Survivorship Flexible Premium Variable Universal Life	13,690	9,993	48,382	14,854
Principal Variable Universal Life Accumulator	22,776	43,368	157,853	31,597
Principal Variable Universal Life Accumulator II	71,928	91,785	467,629	140,862
Principal Variable Universal Life Income	89,621	79,032	369,348	56,133
Principal Variable Universal Life Income II	13,488	4,168	25,201	6,094

Fidelity VIP Asset Manager Service Class 2 Division:
Benefit Variable Universal Life	11,482	30,954	28,010	18,789
Executive Variable Universal Life	8,254	27,869	35,661	45,589

Fidelity VIP Contrafund Initial Class Division:
Flexible Variable Life	533	4,553	1,114	1,627
PrinFlex Life®	132,597	303,943	170,396	365,511
Survivorship Flexible Premium Variable Universal Life	28,361	41,346	17,011	37,181
Principal Variable Universal Life Accumulator	13,788	31,741	19,653	29,365

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

	2012		2011
Division	Purchased	Redeemed	Purchased	Redeemed

Fidelity VIP Contrafund Service Class 2 Division:
Benefit Variable Universal Life	141,239	160,115	78,516	99,115
Benefit Variable Universal Life II	9,858	8,571	9,240	3,524
Executive Variable Universal Life	1,698,609	1,928,413	1,384,487	1,345,923
Executive Variable Universal Life II	237,334	245,179	210,938	87,442
Principal Variable Universal Life Accumulator II	57,004	73,057	66,780	74,014
Principal Variable Universal Life Income	66,535	69,369	77,667	65,023
Principal Variable Universal Life Income II	40,050	20,180	39,984	14,514

Fidelity VIP Equity-Income Initial Class Division:
Flexible Variable Life	141	4,304	192	834
PrinFlex Life®	65,896	143,225	93,210	189,168
Survivorship Flexible Premium Variable Universal Life	17,051	23,330	12,186	21,640
Principal Variable Universal Life Accumulator	12,048	33,286	15,507	21,806

Fidelity VIP Equity-Income Service Class 2 Division:
Benefit Variable Universal Life	22,086	47,696	33,581	23,284
Benefit Variable Universal Life II	900	168	844	134
Executive Variable Universal Life	155,382	215,087	165,966	131,776
Executive Variable Universal Life II	55,067	18,875	10,220	2,889
Principal Variable Universal Life Accumulator II	41,618	46,856	54,188	79,432
Principal Variable Universal Life Income	40,871	45,976	47,537	49,580
Principal Variable Universal Life Income II	15,121	5,988	16,140	4,644

Fidelity VIP Growth Service Class 2 Division:
Benefit Variable Universal Life	27,713	25,796	17,751	15,857
Executive Variable Universal Life	201,600	167,255	111,059	93,436
Flexible Variable Life	198	71	221	646
PrinFlex Life®	24,443	38,696	27,191	33,964
Survivorship Flexible Premium Variable Universal Life	14,682	12,181	10,241	2,630
Principal Variable Universal Life Accumulator	7,068	28,181	21,039	23,926
Principal Variable Universal Life Accumulator II	17,622	25,387	45,974	29,400
Principal Variable Universal Life Income	18,143	22,365	20,343	23,033

Fidelity VIP High Income Initial Class Division:
Flexible Variable Life	38	111	122	669
PrinFlex Life®	65,742	67,443	97,451	120,818
Survivorship Flexible Premium Variable Universal Life	25,109	20,871	19,132	25,068
Principal Variable Universal Life Accumulator	7,391	5,826	8,364	8,119

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

	2012		2011
Division	Purchased	Redeemed	Purchased	Redeemed

Fidelity VIP High Income Service Class 2 Division:
Benefit Variable Universal Life	69,328	74,786	56,081	24,053
Benefit Variable Universal Life II	1,589	365	963	698
Executive Variable Universal Life	411,416	307,949	219,206	255,892
Executive Variable Universal Life II	54,678	27,945	72,594	61,571
Principal Variable Universal Life Accumulator II	19,985	13,230	22,194	22,772
Principal Variable Universal Life Income	11,188	60,900	70,855	12,712
Principal Variable Universal Life Income II	31,820	22,605	24,145	16,101

Fidelity VIP Mid Cap Service Class 2 Division:
Benefit Variable Universal Life	60,636	90,705	64,826	94,585
Benefit Variable Universal Life II	20,612	12,122	13,662	3,541
Executive Variable Universal Life	692,414	966,536	508,187	528,889
Executive Variable Universal Life II	187,229	174,570	255,538	175,793
Principal Variable Universal Life Accumulator II	12,913	20,120	19,530	32,739
Principal Variable Universal Life Income	37,250	41,008	40,670	57,600
Principal Variable Universal Life Income II	17,488	7,859	16,772	7,018

Franklin Income Securities Class 2 Division:
Benefit Variable Universal Life	50,673	75,174	46,897	24,006
Benefit Variable Universal Life II	9,981	3,998	9,466	4,411
Executive Variable Universal Life	139,639	188,612	162,973	213,024
Executive Variable Universal Life II	16,664	9,267	24,945	8,652

Franklin Mutual Global Discovery Class 2 Division:
Benefit Variable Universal Life	34,029	42,670	21,037	40,774
Benefit Variable Universal Life II	7,926	5,821	7,337	3,999
Executive Variable Universal Life	266,498	323,821	279,859	249,076
Executive Variable Universal Life II	106,623	61,943	164,997	153,792
Principal Variable Universal Life Income II	12,450	4,204	16,056	4,956

Franklin Mutual Shares Securities Class 2 Division:
Benefit Variable Universal Life	29,247	66,163	21,187	16,665
Benefit Variable Universal Life II	2,291	772	2,455	1,001
Executive Variable Universal Life	246,668	448,006	238,937	211,191
Executive Variable Universal Life II	85,188	65,908	97,402	33,661

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

	2012		2011
Division	Purchased	Redeemed	Purchased	Redeemed

Franklin Rising Dividends Securities Class 2 Division:
Benefit Variable Universal Life	23,171	45,993	31,624	15,746
Benefit Variable Universal Life II	3,855	1,397	2,696	190
Executive Variable Universal Life	95,903	98,284	147,121	68,753
Executive Variable Universal Life II	95,806	45,863	67,732	13,607
Principal Variable Universal Life Income II	18,429	4,874	15,612	3,366

Franklin Small Cap Value Securities Class 2 Division:
Benefit Variable Universal Life	21,932	41,238	17,528	13,366
Benefit Variable Universal Life II	6,048	1,430	3,145	2,463
Executive Variable Universal Life	155,138	250,949	197,182	242,746
Executive Variable Universal Life II	73,507	35,347	57,128	24,420
Flexible Variable Life	46	1	—	—
PrinFlex Life®	967	92	—	—
Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	408	—	9	—
Principal Variable Universal Life Accumulator II	492	46	1,697	1,630
Principal Variable Universal Life Income	127	12	—	—
Principal Variable Universal Life Income II	757	150	235	15

Franklin Strategic Income Securities Class 2 Division:
Benefit Variable Universal Life	22,707	21,513	65,220	9,164
Benefit Variable Universal Life II	26,132	14,030	15,535	1,399
Executive Variable Universal Life	61,620	33,634	128,081	103,614
Executive Variable Universal Life II	169,211	54,089	390,976	326,779

Franklin U.S. Government Fund Class 2 Division:
Benefit Variable Universal Life	6,287	6,278	270	1,202
Benefit Variable Universal Life II	1,062	48	620	9
Executive Variable Universal Life	31,686	49	454	8,801
Executive Variable Universal Life II	33,842	8,230	13,705	1,677

Goldman Sachs VIT Structured Small Cap Equity Institutional Service Class I Division:
Benefit Variable Universal Life	839	3,313	10,062	5,876
Executive Variable Universal Life	136,253	215,853	80,916	63,849

Government & High Quality Bond Class 1 Division:
Benefit Variable Universal Life	124,952	151,638	90,644	75,943
Benefit Variable Universal Life II	19,819	6,932	4,753	3,470
Executive Variable Universal Life	482,211	517,589	397,968	520,382
Executive Variable Universal Life II	148,047	64,422	80,959	27,042
Flexible Variable Life	2,020	2,621	3,554	2,459
PrinFlex Life®	237,422	271,892	239,110	341,017
Survivorship Flexible Premium Variable Universal Life	45,824	46,055	18,902	46,982
Principal Variable Universal Life Accumulator	64,989	115,117	75,255	95,529
Principal Variable Universal Life Accumulator II	59,880	78,456	111,190	140,558
Principal Variable Universal Life Income	80,007	68,033	57,709	88,287
Principal Variable Universal Life Income II	94,336	59,234	68,739	54,326

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

	2012		2011
Division	Purchased	Redeemed	Purchased	Redeemed

International Emerging Markets Class 1 Division:
Benefit Variable Universal Life	14,961	13,881	6,218	6,251
Benefit Variable Universal Life II	9,207	7,642	7,181	3,242
Executive Variable Universal Life	101,697	88,132	101,487	120,136
Executive Variable Universal Life II	95,588	56,628	73,673	46,300
Flexible Variable Life	453	1,980	725	2,967
PrinFlex Life®	49,824	66,490	44,324	64,185
Survivorship Flexible Premium Variable Universal Life	10,810	5,635	4,238	10,788
Principal Variable Universal Life Accumulator	17,854	19,208	20,452	17,158
Principal Variable Universal Life Accumulator II	29,510	34,178	32,457	37,602
Principal Variable Universal Life Income	35,918	38,165	42,997	46,570
Principal Variable Universal Life Income II	25,697	14,502	28,651	10,072

Invesco Core Equity Series I Division:
Benefit Variable Universal Life	13,694	2,204	13,710	6,202
Executive Variable Universal Life	33,454	44,389	58,994	92,435
Flexible Variable Life	185	614	339	285
PrinFlex Life®	30,669	55,772	24,594	52,938
Survivorship Flexible Premium Variable Universal Life	1,808	2,386	1,971	11,548
Principal Variable Universal Life Accumulator	9,928	17,731	17,336	20,463

Invesco Core Equity Series II Division:
Benefit Variable Universal Life II	815	452	205	43
Executive Variable Universal Life II	97,881	69,663	64,819	55,605
Principal Variable Universal Life Accumulator II	18,588	21,662	32,034	36,801
Principal Variable Universal Life Income	45,518	51,552	49,553	45,149
Principal Variable Universal Life Income II	4,566	2,594	4,665	2,085

Invesco Global Health Care Series I Division:
Benefit Variable Universal Life	19,426	25,951	14,387	11,793
Benefit Variable Universal Life II	602	365	402	69
Executive Variable Universal Life	144,876	110,893	110,456	101,843
Executive Variable Universal Life II	23,451	15,751	2,869	1,776
Flexible Variable Life	34	216	80	67
PrinFlex Life®	35,581	33,493	38,186	45,311
Survivorship Flexible Premium Variable Universal Life	3,547	5,747	1,253	29,289
Principal Variable Universal Life Accumulator	7,571	11,122	10,051	12,022
Principal Variable Universal Life Accumulator II	10,990	20,979	14,085	19,521
Principal Variable Universal Life Income	23,532	9,595	8,500	7,388
Principal Variable Universal Life Income II	6,475	3,606	7,453	1,941

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

	2012		2011
Division	Purchased	Redeemed	Purchased	Redeemed

Invesco International Growth Series I Division:
Benefit Variable Universal Life	9,163	23,659	15,866	23,921
Benefit Variable Universal Life II	2,904	2,519	2,747	1,460
Executive Variable Universal Life	543,757	530,827	455,191	431,320
Executive Variable Universal Life II	69,498	44,661	233,226	179,764

Invesco Mid Cap Core Equity Series II Division:
Benefit Variable Universal Life	2,214	1,316	186	292
Benefit Variable Universal Life II	98	8	—	—
Executive Variable Universal Life	8,922	16,229	10,802	10,711
Executive Variable Universal Life II	246	103	58	—
Flexible Variable Life	—	—	—	—
PrinFlex Life®	716	118	—	—
Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	—	—	—	—
Principal Variable Universal Life Accumulator II	—	3	293	3
Principal Variable Universal Life Income	141	21	235	3
Principal Variable Universal Life Income II	809	84	16	2

Invesco Small Cap Equity Series I Division:
Benefit Variable Universal Life	28,478	27,582	26,714	21,073
Benefit Variable Universal Life II	2,016	659	982	650
Executive Variable Universal Life	419,416	416,794	493,008	346,034
Executive Variable Universal Life II	120,607	69,375	194,139	26,415
Flexible Variable Life	54	304	547	545
PrinFlex Life®	18,664	39,606	44,813	50,569
Survivorship Flexible Premium Variable Universal Life	181	523	2,822	260
Principal Variable Universal Life Accumulator	4,246	5,861	7,458	9,584

Invesco Technology Series I Division:
Benefit Variable Universal Life	30,415	35,382	11,465	10,379
Executive Variable Universal Life	274,706	509,838	203,391	164,177
Flexible Variable Life	676	2,029	930	720
PrinFlex Life®	44,240	57,621	34,636	48,693
Survivorship Flexible Premium Variable Universal Life	1,158	731	953	618
Principal Variable Universal Life Accumulator	7,380	11,139	8,232	10,308

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

	2012		2011
Division	Purchased	Redeemed	Purchased	Redeemed

Invesco Van Kampen American Franchise Series I Division:
Benefit Variable Universal Life	19,132	5,323	—	—
Executive Variable Universal Life	128,212	15,756	—	—
Flexible Variable Life	—	—	—	—
PrinFlex Life®	81,521	10,039	—	—
Survivorship Flexible Premium Variable Universal Life	20,673	417	—	—
Principal Variable Universal Life Accumulator	35,176	8,553	—	—

Invesco Van Kampen American Franchise Series II Division:
Benefit Variable Universal Life II	1,255	35	—	—
Executive Variable Universal Life II	325	2	—	—
Principal Variable Universal Life Accumulator II	42,141	4,540	—	—
Principal Variable Universal Life Income	24,224	1,333	—	—
Principal Variable Universal Life Income II	10,953	1,001	—	—

Invesco Van Kampen MidCap Growth Series I Division:
Benefit Variable Universal Life	20,644	2,593	—	—
Benefit Variable Universal Life II	2,510	95	—	—
Executive Variable Universal Life	213,311	100,945	—	—
Executive Variable Universal Life II	2,887	327	—	—
Flexible Variable Life	447	29	—	—
PrinFlex Life®	48,267	9,435	—	—
Survivorship Flexible Premium Variable Universal Life	5,773	200	—	—
Principal Variable Universal Life Accumulator	11,974	2,970	—	—

Janus Aspen Balanced Service Shares Division:
Benefit Variable Universal Life	499	466	1,227	5,891
Benefit Variable Universal Life II	12,713	4,172	11,006	1,786
Executive Variable Universal Life	148,771	99,669	83,814	49,698
Executive Variable Universal Life II	123,710	47,654	78,781	17,797

Janus Aspen Enterprise Service Shares Division:
Benefit Variable Universal Life	10,518	8,806	7,808	3,844
Benefit Variable Universal Life II	4,002	2,982	2,423	1,593
Executive Variable Universal Life	174,480	162,555	199,049	183,737
Executive Variable Universal Life II	164,953	81,304	47,424	19,448
Flexible Variable Life	94	95	105	1,140
PrinFlex Life®	14,888	35,247	26,913	71,061
Survivorship Flexible Premium Variable Universal Life	1,275	323	976	7,168
Principal Variable Universal Life Accumulator	6,780	11,215	10,124	14,292

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

	2012		2011
Division	Purchased	Redeemed	Purchased	Redeemed

Janus Aspen Flexible Bond Service Shares Division:
Benefit Variable Universal Life	95,609	105,834	84,446	91,251
Benefit Variable Universal Life II	9,793	3,832	5,705	4,439
Executive Variable Universal Life	760,553	652,952	562,959	570,950
Executive Variable Universal Life II	644,353	353,453	531,311	453,766

Janus Aspen Forty Service Shares Division:
Benefit Variable Universal Life II	16,040	6,182	8,563	5,000
Executive Variable Universal Life II	665,944	663,534	1,006,084	921,339
Principal Variable Universal Life Income II	16,220	5,150	13,356	9,486

Janus Aspen Overseas Service Shares Division:
Benefit Variable Universal Life	17,538	20,849	9,690	15,547
Executive Variable Universal Life	76,900	135,029	108,197	104,888

Janus Aspen Worldwide Service Shares Division:
Benefit Variable Universal Life	11,395	6,230	4,552	6,699
Benefit Variable Universal Life II	109	12	—	2
Executive Variable Universal Life	26,474	31,727	34,489	21,747
Executive Variable Universal Life II	43	228	1,235	2,119

JP Morgan Core Bond Class I Division:
Benefit Variable Universal Life	9,142	5,781	17,401	24,006
Executive Variable Universal Life	196,958	102,522	108,713	45,740

JP Morgan Small Cap Core Class I Division:
Benefit Variable Universal Life	23,790	27,851	17,090	10,518
Executive Variable Universal Life	190,473	234,700	188,820	201,299

LargeCap Blend II Class 1 Division:
Benefit Variable Universal Life	14,212	22,529	13,834	25,029
Benefit Variable Universal Life II	3,922	730	2,053	749
Executive Variable Universal Life	24,804	44,737	101,418	93,606
Executive Variable Universal Life II	9,976	4,914	6,448	4,535
Flexible Variable Life	240	603	333	709
PrinFlex Life®	20,050	35,080	19,922	46,898
Survivorship Flexible Premium Variable Universal Life	459	1,050	2,197	5,577
Principal Variable Universal Life Accumulator	18,746	28,304	19,042	27,548
Principal Variable Universal Life Accumulator II	32,245	40,893	39,725	75,305
Principal Variable Universal Life Income	29,608	37,542	36,105	33,491
Principal Variable Universal Life Income II	7,122	3,518	7,121	3,520

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

	2012		2011
Division	Purchased	Redeemed	Purchased	Redeemed

LargeCap Growth Class 1 Division:
Benefit Variable Universal Life	10,462	12,696	10,635	9,744
Benefit Variable Universal Life II	1,806	465	1,028	493
Executive Variable Universal Life	132,853	170,873	117,346	182,544
Executive Variable Universal Life II	41,815	34,667	63,861	63,097
Flexible Variable Life	341	169	398	211
PrinFlex Life®	109,801	205,439	127,563	232,074
Survivorship Flexible Premium Variable Universal Life	15,575	12,631	13,235	13,582
Principal Variable Universal Life Accumulator	4,343	9,362	3,588	6,182
Principal Variable Universal Life Accumulator II	5,767	7,843	9,671	27,605
Principal Variable Universal Life Income	15,035	35,250	37,491	21,603
Principal Variable Universal Life Income II	1,392	282	890	71

LargeCap Growth I Class 1 Division:
Benefit Variable Universal Life	14,520	32,101	18,196	22,970
Benefit Variable Universal Life II	14,366	6,779	6,124	1,311
Executive Variable Universal Life	123,798	115,403	180,504	109,101
Executive Variable Universal Life II	255,620	122,357	461,162	185,853
Flexible Variable Life	972	3,018	938	1,903
PrinFlex Life®	205,015	423,451	270,593	571,717
Survivorship Flexible Premium Variable Universal Life	32,254	40,185	46,834	60,466
Principal Variable Universal Life Accumulator	13,715	49,913	13,523	46,594
Principal Variable Universal Life Accumulator II	26,004	32,317	48,057	50,846
Principal Variable Universal Life Income	24,744	27,884	27,178	50,325
Principal Variable Universal Life Income II	14,808	7,219	17,031	6,311

LargeCap S&P 500 Index Class 1 Division:
Benefit Variable Universal Life II	39,640	15,222	18,138	3,624
Executive Variable Universal Life II	929,200	358,836	796,340	197,171
Flexible Variable Life	300	183	317	2,277
PrinFlex Life®	106,151	151,713	172,007	279,676
Survivorship Flexible Premium Variable Universal Life	17,273	21,843	10,530	23,759
Principal Variable Universal Life Accumulator	16,970	47,820	29,140	30,398
Principal Variable Universal Life Accumulator II	45,192	39,080	57,602	45,022
Principal Variable Universal Life Income	34,452	23,697	33,136	32,454
Principal Variable Universal Life Income II	35,911	13,170	33,651	21,575

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

	2012		2011
Division	Purchased	Redeemed	Purchased	Redeemed

LargeCap Value Class 1 Division:
Benefit Variable Universal Life	4,187	3,289	2,941	1,910
Benefit Variable Universal Life II	828	52	159	18
Executive Variable Universal Life	28,457	24,150	75,495	41,735
Executive Variable Universal Life II	18,815	5,797	30,146	8,544
Flexible Variable Life	6,001	15,683	8,202	13,254
PrinFlex Life®	112,624	209,858	127,170	250,837
Survivorship Flexible Premium Variable Universal Life	29,881	33,142	97,179	51,577
Principal Variable Universal Life Accumulator	18,386	64,663	26,556	49,748
Principal Variable Universal Life Accumulator II	15,931	18,251	17,834	24,587
Principal Variable Universal Life Income	48,160	39,341	42,608	20,787
Principal Variable Universal Life Income II	14,694	7,838	13,977	8,034

MFS VIT Global Equity Service Class Division:
Benefit Variable Universal Life	3,932	791	611	473
Benefit Variable Universal Life II	3,530	1,714	970	245
Executive Variable Universal Life	29,728	37,729	12,680	20,370
Executive Variable Universal Life II	91,918	42,906	2,521	349

MFS VIT Growth Service Class Division:
Benefit Variable Universal Life	18,186	27,405	13,826	12,546
Benefit Variable Universal Life II	2,247	625	1,398	1,334
Executive Variable Universal Life	202,158	164,418	68,136	87,256
Executive Variable Universal Life II	157,568	28,802	59,199	42,527

MFS VIT MidCap Growth Service Class Division:
Benefit Variable Universal Life	11,375	19,122	6,015	10,268
Executive Variable Universal Life	10,047	7,731	7,711	13,559

MFS VIT New Discovery Service Class Division:
Benefit Variable Universal Life	18,995	20,205	27,648	29,015
Benefit Variable Universal Life II	9,195	3,060	4,307	970
Executive Variable Universal Life	204,308	263,290	266,920	218,613
Executive Variable Universal Life II	73,196	49,617	79,157	33,662
Flexible Variable Life	399	399	—	—
PrinFlex Life®	10,147	1,599	974	6
Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	1,345	898	739	12
Principal Variable Universal Life Accumulator II	11,443	10,039	24,214	34,816
Principal Variable Universal Life Income	9,216	8,113	12,321	8,572
Principal Variable Universal Life Income II	9,150	4,634	10,274	1,980

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

	2012		2011
Division	Purchased	Redeemed	Purchased	Redeemed

MFS VIT Research International Service Class Division:
Benefit Variable Universal Life	34,741	31,460	13,092	11,709
Benefit Variable Universal Life II	11,123	6,881	7,649	2,436
Executive Variable Universal Life	10,254	28,355	24,149	32,416
Executive Variable Universal Life II	143,171	51,762	88,719	20,595

MFS VIT Total Return Service Class Division:
Benefit Variable Universal Life II	47	3	47	166
Executive Variable Universal Life II	19,035	10,213	94,602	108,411

MFS VIT Utilities Service Class Division:
Benefit Variable Universal Life II	7,348	1,762	2,279	1,542
Executive Variable Universal Life II	49,153	38,026	37,132	3,059
Principal Variable Universal Life Income II	93,531	82,954	20,259	7,930

MFS VIT Value Service Class Division:
Benefit Variable Universal Life	53,787	47,284	26,171	20,198
Benefit Variable Universal Life II	9,915	8,755	6,333	5,764
Executive Variable Universal Life	270,649	245,709	290,555	340,385
Executive Variable Universal Life II	115,212	55,000	96,925	67,181

MidCap Blend Class 1 Division:
Benefit Variable Universal Life	31,669	42,578	27,180	28,302
Benefit Variable Universal Life II	3,816	3,585	3,395	1,698
Executive Variable Universal Life	298,361	293,392	251,282	229,444
Executive Variable Universal Life II	97,835	30,831	43,900	19,620
Flexible Variable Life	5,191	20,418	7,805	17,272
PrinFlex Life®	125,540	248,007	153,485	324,997
Survivorship Flexible Premium Variable Universal Life	22,943	20,980	33,905	62,049
Principal Variable Universal Life Accumulator	24,641	65,950	29,676	52,713
Principal Variable Universal Life Accumulator II	44,916	60,195	58,724	92,306
Principal Variable Universal Life Income	51,821	70,739	66,871	58,130
Principal Variable Universal Life Income II	30,579	15,062	23,677	9,581

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

	2012		2011
Division	Purchased	Redeemed	Purchased	Redeemed

Money Market Class 1 Division:
Benefit Variable Universal Life	581,786	751,748	505,306	359,378
Benefit Variable Universal Life II	120,132	120,653	123,582	93,992
Executive Variable Universal Life	3,786,142	4,338,648	3,624,612	2,867,863
Executive Variable Universal Life II	5,478,719	4,436,674	5,947,323	5,112,335
Flexible Variable Life	18,071	11,927	5,432	5,469
PrinFlex Life®	537,333	731,582	879,868	1,043,054
Survivorship Flexible Premium Variable Universal Life	69,400	104,330	97,485	106,789
Principal Variable Universal Life Accumulator	56,083	97,572	85,045	120,087
Principal Variable Universal Life Accumulator II	124,351	183,062	263,135	260,976
Principal Variable Universal Life Income	157,942	148,826	145,263	174,611
Principal Variable Universal Life Income II	570,387	468,995	705,227	661,675

Neuberger Berman AMT Guardian I Class Division:
Benefit Variable Universal Life	855	862	1,228	766
Benefit Variable Universal Life II	1,955	2,031	1,321	173
Executive Variable Universal Life	19,975	29,010	86,511	56,686
Executive Variable Universal Life II	7,787	6,814	14,726	2,714

Neuberger Berman AMT Large Cap Value I Class Division
Benefit Variable Universal Life	14,228	8,930	11,960	7,868
Benefit Variable Universal Life II	212	17	53	3
Executive Variable Universal Life	65,559	103,062	183,597	188,687
Executive Variable Universal Life II	5,188	1,210	3,809	3,296
Principal Variable Universal Life Income II	3,112	2,445	5,139	1,848

Neuberger Berman AMT Small-Cap Growth S Class Division:
Benefit Variable Universal Life	5,195	4,973	5,875	1,011
Benefit Variable Universal Life II	633	181	312	28
Executive Variable Universal Life	9,275	1,578	23,712	18,754
Executive Variable Universal Life II	—	—	—	—

Oppenheimer Main Street Small & Mid Cap Service Shares Division:
Benefit Variable Universal Life	833	607	676	394
Benefit Variable Universal Life II	2,612	632	945	213
Executive Variable Universal Life	1,510	1,297	504	179
Executive Variable Universal Life II	35,702	23,412	4,822	2,474
Principal Variable Universal Life Income II	3,196	1,447	4,018	1,209

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

	2012		2011
Division	Purchased	Redeemed	Purchased	Redeemed

PIMCO All Asset Administrative Class Division:
Benefit Variable Universal Life	—	—	—	—
Benefit Variable Universal Life II	276	1	—	—
Executive Variable Universal Life	—	—	—	—
Executive Variable Universal Life II	—	—	—	—

PIMCO Commodity Real Strategy Administrative Class Division:
Benefit Variable Universal Life	—	—	—	—
Benefit Variable Universal Life II	118	10	—	—
Executive Variable Universal Life	—	—	—	—
Executive Variable Universal Life II	3,766	256	—	—

PIMCO Emerging Market Bond Administrative Class Division:
Benefit Variable Universal Life	—	—	—	—
Benefit Variable Universal Life II	—	—	—	—
Executive Variable Universal Life	—	—	—	—
Executive Variable Universal Life II	23	—	—	—

PIMCO High Yield Administrative Class Division:
Benefit Variable Universal Life	—	110	—	106
Benefit Variable Universal Life II	5,193	2,291	2,675	1,984
Executive Variable Universal Life	51,188	48,955	30,457	7,789
Executive Variable Universal Life II	182,897	48,078	157,953	85,237

PIMCO Real Return Administrative Class Division:
Benefit Variable Universal Life	81,599	18,047	12,805	8,524
Benefit Variable Universal Life II	8,730	1,753	2,215	547
Executive Variable Universal Life	174,882	44,240	309,023	188,863
Executive Variable Universal Life II	242,528	80,361	389,872	223,339

PIMCO Short-Term Administrative Class Division:
Benefit Variable Universal Life	—	55	—	56
Benefit Variable Universal Life II	8,872	5,132	8,659	2,528
Executive Variable Universal Life	164,829	63,799	119,044	66,571
Executive Variable Universal Life II	172,712	89,236	200,921	115,012

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

	2012		2011
Division	Purchased	Redeemed	Purchased	Redeemed

PIMCO Total Return Administrative Class Division:
Benefit Variable Universal Life	55,217	49,882	17,682	14,115
Benefit Variable Universal Life II	29,802	12,371	12,554	2,651
Executive Variable Universal Life	468,063	206,372	408,868	258,619
Executive Variable Universal Life II	922,934	258,924	1,057,996	159,967

Principal LifeTime Strategic Income Class 1 Division:
Benefit Variable Universal Life	11,473	9,460	10,596	3,424
Benefit Variable Universal Life II	10,049	2,457	4,004	1,424
Executive Variable Universal Life	124,632	78,834	109,684	110,812
Executive Variable Universal Life II	103,906	37,947	43,272	19,127
Flexible Variable Life	—	—	—	—
PrinFlex Life®	3,874	1,424	7,492	2,689
Survivorship Flexible Premium Variable Universal Life	3,132	121	2,103	69
Principal Variable Universal Life Accumulator	307	414	960	3,477
Principal Variable Universal Life Accumulator II	1,263	859	1,620	2,342
Principal Variable Universal Life Income	5,501	3,707	3,148	2,230
Principal Variable Universal Life Income II	1,804	565	1,285	403

Principal LifeTime 2010 Class 1 Division:
Benefit Variable Universal Life	13,609	6,092	18,654	10,476
Benefit Variable Universal Life II	12,168	5,762	2,745	927
Executive Variable Universal Life	164,641	315,411	276,810	186,887
Executive Variable Universal Life II	56,077	28,340	67,621	36,726
Flexible Variable Life	—	—	—	—
PrinFlex Life®	5,375	462	1,085	303
Survivorship Flexible Premium Variable Universal Life	2,161	—	—	—
Principal Variable Universal Life Accumulator	208	267	2,334	1,010
Principal Variable Universal Life Accumulator II	3,229	2,544	2,699	2,568
Principal Variable Universal Life Income	3,763	5,788	5,287	5,099
Principal Variable Universal Life Income II	2,090	662	1,505	222

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

	2012		2011
Division	Purchased	Redeemed	Purchased	Redeemed

Principal LifeTime 2020 Class 1 Division:
Benefit Variable Universal Life	43,713	33,903	69,394	46,815
Benefit Variable Universal Life II	27,461	6,705	15,129	5,541
Executive Variable Universal Life	367,281	435,861	346,450	191,190
Executive Variable Universal Life II	401,223	186,484	221,807	90,603
Flexible Variable Life	34	22	1,335	20
PrinFlex Life®	20,088	9,084	28,214	11,984
Survivorship Flexible Premium Variable Universal Life	1,778	—	—	—
Principal Variable Universal Life Accumulator	65	29	73	32
Principal Variable Universal Life Accumulator II	8,672	23,012	20,837	10,765
Principal Variable Universal Life Income	29,577	27,247	29,498	22,583
Principal Variable Universal Life Income II	17,330	3,113	8,361	3,909

Principal LifeTime 2030 Class 1 Division:
Benefit Variable Universal Life	28,763	21,617	47,883	31,022
Benefit Variable Universal Life II	20,243	4,209	9,369	3,130
Executive Variable Universal Life	259,185	230,843	297,800	339,292
Executive Variable Universal Life II	310,273	101,387	156,205	31,989
Flexible Variable Life	354	178	—	—
PrinFlex Life®	2,233	2,238	6,197	3,443
Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	—	—	—	—
Principal Variable Universal Life Accumulator II	14,864	17,834	16,981	30,445
Principal Variable Universal Life Income	102,189	80,381	77,491	70,576
Principal Variable Universal Life Income II	30,223	17,755	54,457	16,734

Principal LifeTime 2040 Class 1 Division:
Benefit Variable Universal Life	14,688	16,679	30,650	37,790
Benefit Variable Universal Life II	12,316	2,568	2,983	1,335
Executive Variable Universal Life	73,142	28,210	45,753	70,614
Executive Variable Universal Life II	148,900	173,447	223,540	114,111
Flexible Variable Life	78	95	108	91
PrinFlex Life®	413	240	3,038	7,189
Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	495	18	—	—
Principal Variable Universal Life Accumulator II	16,519	29,907	18,609	14,779
Principal Variable Universal Life Income	86,713	107,156	82,441	60,815
Principal Variable Universal Life Income II	29,123	7,673	30,713	5,837

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

	2012		2011
Division	Purchased	Redeemed	Purchased	Redeemed

Principal LifeTime 2050 Class 1 Division:
Benefit Variable Universal Life	38,930	8,558	26,179	18,109
Benefit Variable Universal Life II	8,146	5,054	3,354	1,310
Executive Variable Universal Life	56,404	34,978	54,444	62,908
Executive Variable Universal Life II	29,945	6,471	18,629	30,068
Flexible Variable Life	—	147	245	98
PrinFlex Life®	396	244	2,344	684
Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	505	243	79	45
Principal Variable Universal Life Accumulator II	13,718	10,547	15,208	10,992
Principal Variable Universal Life Income	40,397	53,478	47,831	39,003
Principal Variable Universal Life Income II	20,210	13,818	25,072	8,632

Putnam VT Growth & Income Class IB Division:
Benefit Variable Universal Life	1,021	16,316	13,184	3,315
Executive Variable Universal Life	—	23	616	944

Putnam VT International Equity Class IB Division:
Benefit Variable Universal Life	11,431	25,062	8,052	13,798
Executive Variable Universal Life	13,987	30,922	10,910	25,989

Putnam VT Voyager Class IB Division:
Benefit Variable Universal Life	8,870	8,292	6,774	22,861
Benefit Variable Universal Life II	58	20	—	—
Executive Variable Universal Life	37,077	96,246	112,826	83,368
Executive Variable Universal Life II	350	146	—	—
Flexible Variable Life	45	633	119	601
PrinFlex Life®	133,042	264,564	169,715	304,470
Survivorship Flexible Premium Variable Universal Life	13,427	16,685	8,308	7,463
Principal Variable Universal Life Accumulator	11,635	34,024	14,280	17,383
Principal Variable Universal Life Accumulator II	8,253	7,838	100	9
Principal Variable Universal Life Income	213	207	—	—
Principal Variable Universal Life Income II	200	61	1	—

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

	2012		2011
Division	Purchased	Redeemed	Purchased	Redeemed

Real Estate Securities Class 1 Division:
Benefit Variable Universal Life	52,458	55,002	53,412	45,616
Benefit Variable Universal Life II	5,001	2,537	3,120	1,033
Executive Variable Universal Life	295,896	306,404	245,591	231,022
Executive Variable Universal Life II	98,239	42,663	46,658	22,058
Flexible Variable Life	3,308	1,059	289	328
PrinFlex Life®	46,545	55,458	45,029	66,718
Survivorship Flexible Premium Variable Universal Life	6,807	4,503	4,696	2,676
Principal Variable Universal Life Accumulator	7,836	23,785	8,032	16,091
Principal Variable Universal Life Accumulator II	25,166	24,176	21,667	23,963
Principal Variable Universal Life Income	23,091	19,153	22,993	21,458
Principal Variable Universal Life Income II	45,572	39,352	18,216	12,437

SAM Balanced Portfolio Class 1 Division:
Benefit Variable Universal Life	8,657	5,698	11,827	1,977
Benefit Variable Universal Life II	9,886	2,850	6,764	3,772
Executive Variable Universal Life	139,329	142,848	165,121	151,795
Executive Variable Universal Life II	378,869	283,475	343,927	138,817
Flexible Variable Life	138	136	1,603	109
PrinFlex Life®	81,773	66,150	114,570	53,303
Survivorship Flexible Premium Variable Universal Life	3,123	12,708	5,908	1,344
Principal Variable Universal Life Accumulator	27,655	20,411	36,286	4,160
Principal Variable Universal Life Accumulator II	39,836	42,614	208,578	45,238
Principal Variable Universal Life Income	99,580	58,441	101,514	208,449
Principal Variable Universal Life Income II	275,895	109,556	315,329	105,802

SAM Conservative Balanced Portfolio Class 1 Division:
Benefit Variable Universal Life	4,552	4,093	15,083	7,440
Benefit Variable Universal Life II	3,611	1,344	1,216	230
Executive Variable Universal Life	118,981	119,099	54,191	76,941
Executive Variable Universal Life II	333,084	215,065	294,319	48,769
Flexible Variable Life	772	77	—	—
PrinFlex Life®	61,640	24,056	40,751	16,655
Survivorship Flexible Premium Variable Universal Life	2,733	499	4,470	481
Principal Variable Universal Life Accumulator	83,178	27,136	1,729	4,236
Principal Variable Universal Life Accumulator II	13,634	8,322	28,836	12,494
Principal Variable Universal Life Income	16,628	11,436	27,348	21,783
Principal Variable Universal Life Income II	133,196	52,335	90,703	30,215

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

	2012		2011
Division	Purchased	Redeemed	Purchased	Redeemed

SAM Conservative Growth Portfolio Class 1 Division:
Benefit Variable Universal Life	6,105	8,157	9,058	2,722
Benefit Variable Universal Life II	11,380	10,385	9,047	4,949
Executive Variable Universal Life	98,207	76,609	84,698	98,775
Executive Variable Universal Life II	164,571	53,540	126,058	26,538
Flexible Variable Life	3,276	141	1,830	45
PrinFlex Life®	109,325	22,770	36,164	31,073
Survivorship Flexible Premium Variable Universal Life	56,151	84,178	71,367	58,481
Principal Variable Universal Life Accumulator	4,308	4,697	2,438	3,631
Principal Variable Universal Life Accumulator II	35,770	49,509	87,191	36,412
Principal Variable Universal Life Income	91,965	107,937	278,108	281,703
Principal Variable Universal Life Income II	258,723	367,809	334,985	160,211

SAM Flexible Income Portfolio Class 1 Division:
Benefit Variable Universal Life	3,657	230	3,626	224
Benefit Variable Universal Life II	6,346	1,818	4,537	2,420
Executive Variable Universal Life	64,293	61,622	175,505	83,410
Executive Variable Universal Life II	113,927	44,099	112,250	33,588
Flexible Variable Life	283	130	1,518	104
PrinFlex Life®	55,510	59,793	37,148	17,855
Survivorship Flexible Premium Variable Universal Life	15,760	3,163	3,317	34,255
Principal Variable Universal Life Accumulator	16,850	37,709	43,371	24,833
Principal Variable Universal Life Accumulator II	32,650	17,582	20,568	7,203
Principal Variable Universal Life Income	192,591	36,121	92,525	27,223
Principal Variable Universal Life Income II	39,830	21,141	56,111	28,689

SAM Strategic Growth Portfolio Class 1 Division:
Benefit Variable Universal Life	13,151	30,769	36,409	6,403
Benefit Variable Universal Life II	17,615	5,847	12,865	5,920
Executive Variable Universal Life	109,930	98,600	122,058	83,507
Executive Variable Universal Life II	144,509	73,689	147,041	61,641
Flexible Variable Life	306	134	—	—
PrinFlex Life®	78,947	24,093	90,202	67,695
Survivorship Flexible Premium Variable Universal Life	243	776	29,972	16,633
Principal Variable Universal Life Accumulator	10,943	14,906	8,029	7,363
Principal Variable Universal Life Accumulator II	56,179	41,855	52,401	37,161
Principal Variable Universal Life Income	119,802	111,924	169,118	136,645
Principal Variable Universal Life Income II	392,285	257,792	379,617	119,623

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

	2012		2011
Division	Purchased	Redeemed	Purchased	Redeemed

Short-Term Income Class 1 Division:
Benefit Variable Universal Life	60,630	61,098	47,545	32,370
Benefit Variable Universal Life II	27,864	19,644	26,787	12,121
Executive Variable Universal Life	410,976	211,462	223,187	122,617
Executive Variable Universal Life II	459,167	316,518	277,936	45,593
Flexible Variable Life	314	8,083	382	3,648
PrinFlex Life®	116,887	75,531	69,540	93,248
Survivorship Flexible Premium Variable Universal Life	14,454	4,902	3,066	3,171
Principal Variable Universal Life Accumulator	32,327	8,037	20,897	12,454
Principal Variable Universal Life Accumulator II	41,520	56,443	59,852	55,203
Principal Variable Universal Life Income	38,624	49,255	18,505	69,099
Principal Variable Universal Life Income II	80,115	117,992	94,413	30,516

SmallCap Blend Class 1 Division:
Benefit Variable Universal Life	6,462	9,987	3,935	6,780
Benefit Variable Universal Life II	997	40	52	71
Executive Variable Universal Life	43,929	44,561	14,383	51,500
Executive Variable Universal Life II	2,051	1,936	288	728
Flexible Variable Life	538	2,756	651	863
PrinFlex Life®	35,835	93,486	60,980	136,035
Survivorship Flexible Premium Variable Universal Life	3,795	7,699	4,059	6,249
Principal Variable Universal Life Accumulator	9,445	31,201	14,645	56,733
Principal Variable Universal Life Accumulator II	9,410	13,480	12,171	15,155
Principal Variable Universal Life Income	8,656	7,758	10,894	11,897
Principal Variable Universal Life Income II	5,579	1,807	6,624	1,664

SmallCap Growth II Class 1 Division:
Benefit Variable Universal Life	17,061	15,022	21,238	23,841
Benefit Variable Universal Life II	1,203	758	720	102
Executive Variable Universal Life	54,087	80,626	173,573	191,081
Executive Variable Universal Life II	53,632	50,137	52,841	25,767
Flexible Variable Life	90	286	268	2,004
PrinFlex Life®	93,561	164,146	144,780	259,466
Survivorship Flexible Premium Variable Universal Life	8,433	14,530	6,499	14,996
Principal Variable Universal Life Accumulator	8,598	20,157	10,983	14,097
Principal Variable Universal Life Accumulator II	19,088	24,866	36,758	39,615
Principal Variable Universal Life Income	16,656	16,243	22,490	24,738
Principal Variable Universal Life Income II	7,798	5,317	8,176	3,623

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

	2012		2011
Division	Purchased	Redeemed	Purchased	Redeemed

SmallCap Value I Class 1 Division:
Benefit Variable Universal Life	16,502	39,443	15,902	16,908
Benefit Variable Universal Life II	2,560	1,047	735	221
Executive Variable Universal Life	52,676	93,364	115,530	122,822
Executive Variable Universal Life II	3,439	3,775	5,874	8,469
Flexible Variable Life	453	5,176	173	1,633
PrinFlex Life®	33,877	61,094	49,626	115,130
Survivorship Flexible Premium Variable Universal Life	3,785	6,118	3,771	6,566
Principal Variable Universal Life Accumulator	13,461	26,556	16,249	23,351
Principal Variable Universal Life Accumulator II	10,741	15,922	14,823	22,886
Principal Variable Universal Life Income	12,322	14,072	16,555	14,632
Principal Variable Universal Life Income II	4,766	2,487	4,946	3,286

T. Rowe Price Equity Income Portfolio II Division:
Benefit Variable Universal Life	18,191	17,967	7,310	7,254
Executive Variable Universal Life	41,962	28,706	170,686	95,672

Templeton Developing Markets Securities Class 2 Division:
Benefit Variable Universal Life	5,770	4,476	7,136	12,486
Benefit Variable Universal Life II	1,280	575	1,272	73
Executive Variable Universal Life	63,167	80,709	153,558	98,360
Executive Variable Universal Life II	59,358	26,675	179,634	67,922

Templeton Foreign Securities Class 2 Division:
Benefit Variable Universal Life	3,285	367	2,191	1,422
Benefit Variable Universal Life II	8,157	9,034	3,369	355
Executive Variable Universal Life	259,744	282,031	189,803	164,622
Executive Variable Universal Life II	178,467	134,832	1,029,227	556,848

Templeton Global Bond Securities Class 2 Division:
Benefit Variable Universal Life	29,312	26,186	16,535	29,089
Benefit Variable Universal Life II	32,342	25,763	32,993	13,651
Executive Variable Universal Life	151,464	74,939	172,054	147,448
Executive Variable Universal Life II	169,494	61,384	301,844	223,258
Flexible Variable Life	41	31	198	7
PrinFlex Life®	32,948	6,684	12,735	5,394
Survivorship Flexible Premium Variable Universal Life	79	261	3,002	60
Principal Variable Universal Life Accumulator	6,514	1,387	1,794	36
Principal Variable Universal Life Accumulator II	22,662	2,117	24,109	198
Principal Variable Universal Life Income	22,247	3,315	9,635	308
Principal Variable Universal Life Income II	14,550	1,661	3,676	628

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

	2012		2011
Division	Purchased	Redeemed	Purchased	Redeemed

TOPS Protected Balanced ETF Class 2 Division:
Benefit Variable Universal Life	—	—	—	—
Benefit Variable Universal Life II	—	—	—	—
Executive Variable Universal Life	—	—	—	—
Executive Variable Universal Life II	6,465	48	—	—
Flexible Variable Life	—	—	—	—
PrinFlex Life®	797	17	—	—
Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	—	—	—	—
Principal Variable Universal Life Accumulator II	—	—	—	—
Principal Variable Universal Life Income	127	2	—	—
Principal Variable Universal Life Income II	1,577	57	—	—

TOPS Protected Growth ETF Class 2 Division:
Benefit Variable Universal Life	—	—	—	—
Benefit Variable Universal Life II	46	1	—	—
Executive Variable Universal Life	11,034	75	—	—
Executive Variable Universal Life II	—	—	—	—
Flexible Variable Life	—	—	—	—
PrinFlex Life®	3,662	2,113	—	—
Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	—	—	—	—
Principal Variable Universal Life Accumulator II	1,823	17	—	—
Principal Variable Universal Life Income	680	—	—	—
Principal Variable Universal Life Income II	247,389	1,534	—	—

TOPS Protected Moderate Growth ETF Class 2 Division:
Benefit Variable Universal Life	—	—	—	—
Benefit Variable Universal Life II	—	—	—	—
Executive Variable Universal Life	—	—	—	—
Executive Variable Universal Life II	—	—	—	—
Flexible Variable Life	—	—	—	—
PrinFlex Life®	241	236	—	—
Survivorship Flexible Premium Variable Universal Life	—	—	—	—
Principal Variable Universal Life Accumulator	—	—	—	—
Principal Variable Universal Life Accumulator II	—	—	—	—
Principal Variable Universal Life Income	5,602	42	—	—
Principal Variable Universal Life Income II	9,482	446	—	—

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

	2012		2011
Division	Purchased	Redeemed	Purchased	Redeemed

Van Eck Global Hard Assets Initial Class Division:
Benefit Variable Universal Life	28,851	17,870	21,874	10,285
Benefit Variable Universal Life II	15,444	11,057	16,561	16,868
Executive Variable Universal Life	258,009	150,529	294,363	281,943
Executive Variable Universal Life II	227,204	81,534	179,886	139,148

Van Eck Global Hard Assets Service Class Division:
Flexible Variable Life	19	22	32	18
PrinFlex Life®	25,940	9,268	15,551	4,216
Survivorship Flexible Premium Variable Universal Life	5,250	32	315	11
Principal Variable Universal Life Accumulator	12,177	1,115	1,013	20
Principal Variable Universal Life Accumulator II	26,754	3,312	13,846	104
Principal Variable Universal Life Income	9,358	2,290	1,767	50
Principal Variable Universal Life Income II	31,858	13,930	7,699	702

Vanguard VIF Balanced Division:
Benefit Variable Universal Life	110,836	138,444	111,451	76,368
Executive Variable Universal Life	1,350,283	1,310,288	796,032	822,468

Vanguard VIF Equity Index Division:
Benefit Variable Universal Life	119,978	153,980	87,388	86,891
Executive Variable Universal Life	1,058,645	1,000,689	951,394	793,131

Vanguard VIF Mid-Cap Index Division:
Benefit Variable Universal Life	36,906	52,447	33,799	43,670
Benefit Variable Universal Life II	5,748	1,183	2,658	1,926
Executive Variable Universal Life	298,074	328,310	330,565	200,421
Executive Variable Universal Life II	139,320	65,667	90,464	37,646

Wells Fargo Advantage VT Index Asset Allocation Class 2 Division:
Benefit Variable Universal Life	2	15	—	563
Executive Variable Universal Life	10,228	10,205	2,421	14,053
Flexible Variable Life	21	371	23	23
PrinFlex Life®	3,467	2,792	2,926	5,795
Survivorship Flexible Premium Variable Universal Life	25,238	806	134	164
Principal Variable Universal Life Accumulator	2,851	2,830	1,145	3,103
Principal Variable Universal Life Accumulator II	1,325	2,514	1,366	1,823
Principal Variable Universal Life Income	1,579	18,712	4,746	1,810

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

	2012		2011
Division	Purchased	Redeemed	Purchased	Redeemed

Wells Fargo Advantage VT Intrinsic Value Class 2 Division:
Benefit Variable Universal Life	14	28	352	5
Executive Variable Universal Life	—	—	396	396
Flexible Variable Life	5,852	17,538	8,461	17,262
PrinFlex Life®	4,825	6,157	4,423	15,310
Survivorship Flexible Premium Variable Universal Life	1,567	705	1,021	610
Principal Variable Universal Life Accumulator	753	2,274	558	361
Principal Variable Universal Life Accumulator II	1,145	2,179	1,098	2,931
Principal Variable Universal Life Income	2,379	21,341	5,708	1,890

Wells Fargo Advantage VT Omega Growth Class 2 Division:
Benefit Variable Universal Life	1,391	641	—	—
Executive Variable Universal Life	45,272	12,731	103,505	27,517
Flexible Variable Life	34	23	391	984
PrinFlex Life®	30,027	14,874	14,570	6,422
Survivorship Flexible Premium Variable Universal Life	1,076	698	524	466
Principal Variable Universal Life Accumulator	4,158	2,133	3,344	902
Principal Variable Universal Life Accumulator II	10,218	4,154	4,978	18,124
Principal Variable Universal Life Income	14,213	4,109	3,942	2,046

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

6.  Financial Highlights

Principal Life sells a number of variable life insurance products, which have unique combinations of features and fees that are charged against the contract owner’s account balance.  Differences in the fee structures results in a variety of unit values, expense ratios, and total returns.

The Account has presented the following disclosures for 2012, 2011, 2010, 2009, and 2008 in accordance with the AICPA Audit and Accounting Guide for Investment Companies. The following table was developed by determining which products issued by Principal Life have the lowest and highest total return. Only product designs within each division that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contact options as discussed in Note 2.

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division

AllianceBernstein Global Thematic Growth Class A Division:
2012	8	$10.21	$82	–%	–%	13.57%
2011	6	8.99	57	0.63	–	(23.23)
2010	3	11.71	36	3.14	–	18.88
2009	–	9.85	3	–	–	53.43
2008 (7)	–	6.42	–	–	–	5.94

AllianceBernstein International Growth Class A Division:
2012	48	9.07	434	1.85	–	15.69
2011	40	7.84	317	3.84	–	(15.79)
2010	38	9.31	358	1.13	–	12.85
2009	9	8.25	70	–	–	39.59
2008 (7)	–	5.91	–	–	–	9.65

AllianceBernstein International Value Class A Division:
2012	48	6.19	297	2.17	–	15.27
2011	49	5.37	264	4.07	–	(19.37)
2010	39	6.66	261	3.16	–	4.72
2009	47	6.36	297	2.75	–	34.75
2008 (5)	15	4.72	71	–	–	9.01

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

										December 31			For the Year Ended December 31,
													Except as Noted
										Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

									Division
AllianceBernstein Small Cap Growth Class A Division:
									2012	61	$12.78	$783	–%	–%	15.03%
									2011	27	11.11	306	–	–	4.42
									2010	13	10.64	142	–	–	36.94
									2009	6	7.77	44	–	–	41.79
									2008 (6)	–	5.48	–	–	–	15.61

AllianceBernstein Small/Mid Value Class A Division:
									2012	87	12.67	1,105	0.57	–	18.74
									2011	51	10.67	541	0.51	–	(8.41)
									2010	22	11.65	256	0.20	–	26.91
									2009	1	9.18	9	0.62	–	42.99
									2008 (6)	–	6.42	–	–	–	18.67

American Century VP Income & Growth Class I Division:
									2012	184	13.60 to 12.46	2,508	2.07	0.00 to 0.75	14.77 to 13.89
									2011	221	11.85 to 10.94	2,620	1.55	–	3.13 to 2.34
									2010	258	11.49 to 10.69	2,967	1.54	–	14.10 to 13.24
									2009	274	10.07 to 9.44	2,757	4.80	–	18.05 to 17.27
									2008	289	8.53 to 8.05	2,466	2.00	–	(34.59) to (35.08)

American Century VP Income & Growth Class II Division:
									2012	162	14.84	2,410	1.84	–	14.42
									2011	190	12.97	2,464	1.32	–	2.85
									2010	172	12.61	2,167	1.28	–	13.91
									2009	180	11.07	1,995	4.09	–	17.77
									2008	136	9.40	1,277	1.56	–	8.29
															(0.43)
American Century VP Inflation Protection Class II Division:
									2012	169	12.31 to 12.07	2,082	2.31	0.00 to 0.75	7.32 to 6.53
									2011	137	11.47 to 11.33	1,572	3.75	0.00 to 0.75	11.79 to 10.97
									2010 (10)	35	10.26 to 10.21	363	1.02	0.00 to 0.75	2.60 to 2.10

American Century VP International Class II Division:
									2012	37	16.77	615	0.81	–	21.17
									2011	31	13.84	423	1.29	–	(12.02)
									2010	27	15.73	432	1.87	–	13.17
									2009	24	13.90	332	2.25	–	33.65
									2008	42	10.40	437	0.68	–	9.01
										December 31			For the Year Ended December 31,
													Except as Noted
										Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

									Division

	December 31				For the Year Ended December 31,
					Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)		Investment Income Ratio (1)		Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division

American Century VP MidCap Value Class II Division:
									2012	554	$16.14 to $15.83	$8,938	1.85%	0.00% to 0.75%	16.20% to 15.38%
									2011	543	13.89 to 13.72	7,537	1.20	0.00 to 0.75	(0.86) to (1.58)
									2010	468	14.01 to 13.94	6,551	2.21	0.00 to 0.75	18.23 to 17.64
									2009	346	11.77	4,069	3.04	–	29.77
									2008	73	9.07	664	0.05	–	9.94

American Century VP Ultra Class I Division:
									2012	120	12.35 to 11.32	1,474	–	0.00 to 0.75	13.93 to 13.09
									2011	134	10.84 to 10.01	1,452	–	0.00 to 0.75	1.03 to 0.30
									2010	150	10.73 to 9.98	1,612	0.51	0.00 to 0.75	16.13 to 15.24
									2009	160	9.24 to 8.66	1,477	0.29	0.00 to 0.75	34.50 to 33.44
									2008	186	6.87 to 6.49	1,278	–	0.00 to 0.75	(41.48) to (41.90)

American Century VP Ultra Class II Division:
									2012	224	13.59	3,045	–	–	13.82
									2011	204	11.94	2,431	–	–	0.84
									2010	216	11.84	2,560	0.37	–	15.85
									2009	214	10.22	2,183	0.18	–	34.47
									2008	242	7.60	1,842	–	–	(41.63)

American Century VP Value Class II Division:
									2012	1,085	16.78 to 15.49	18,212	1.77	0.00 to 0.75	14.54 to 13.65
									2011	1,090	14.65 to 13.63	15,962	1.87	0.00 to 0.75	0.90 to 0.15
									2010	850	14.52 to 13.61	12,344	2.13	0.00 to 0.75	13.00 to 12.20
									2009	776	12.85 to 12.13	9,965	5.18	0.00 to 0.75	19.76 to 18.81
									2008	711	10.73 to 10.21	7,631	2.41	0.00 to 0.75	(26.81) to (27.33)

American Century VP Vista Class II Division:
									2012	18	12.64	222	–	–	15.43
									2011	28	10.95	302	–	–	(8.06)
									2010	30	11.91	356	–	–	23.55
									2009	44	9.64	424	–	–	22.49
									2008	38	7.87	295	–	–	6.93

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
Asset Allocation Class 1 Division:
2012	552	$18.76 to $15.28	$13,645	2.52%	0.00% to 0.75%	13.56% to 12.68%
2011	598	16.52 to 13.56	13,000	2.03	0.00 to 0.75	2.10 to 1.35
2010	653	16.18 to 13.38	13,902	2.42	0.00 to 0.75	9.10 to 8.34
2009	703	14.83 to 12.35	13,700	2.99	0.00 to 0.75	18.83 to 17.84
2008	770	12.48 to 10.48	12,565	3.11	0.00 to 0.75	(24.86) to (25.36)

Balanced Class 1 Division:
2012	632	14.75 to 40.56	13,277	2.00	0.00 to 0.75	13.03 to 12.20
2011	720	13.05 to 36.15	13,409	2.27	0.00 to 0.75	4.07 to 3.29
2010	776	12.54 to 35.00	13,898	2.74	0.00 to 0.75	13.59 to 12.76
2009	894	11.04 to 31.04	14,078	4.82	0.00 to 0.75	21.19 to 20.26
2008	907	9.11 to 25.81	11,804	3.60	0.00 to 0.75	(30.93) to (31.43)

Bond & Mortgage Securities Class 1 Division:
2012	2,466	20.11 to 42.07	57,239	3.76	0.00 to 0.75	7.54 to 6.75
2011	2,355	18.70 to 39.41	51,235	0.09	0.00 to 0.75	7.10 to 6.26
2010	2,479	17.46 to 37.09	50,326	5.53	0.00 to 0.75	11.64 to 10.85
2009	2,458	15.64 to 33.46	44,714	11.46	0.00 to 0.75	20.87 to 20.01
2008	2,551	12.94 to 27.88	38,446	6.18	0.00 to 0.75	(17.05) to (17.71)

Bond Market Index Class 1 Division:
2012 (14)	1	10.21	11	–	–	2.10

Calvert EAFE International Index Class F Division:
2012	72	9.07	650	7.28	–	17.34
2011	38	7.73	293	2.20	–	(12.75)
2010	24	8.86	211	3.15	–	6.49
2009	3	8.32	26	3.93	–	27.41
2008 (7)	–	6.53	–	–	–	–

Calvert Income Division:
2012	44	13.16	578	3.77	–	8.94
2011	37	12.08	452	4.92	–	3.96
2010	22	11.62	254	6.85	–	7.89
2009	4	10.77	44	13.75	–	20.74
2008 (6)	1	8.92	5	31.66	–	1.71

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

	December 31			For the Year Ended December 31,
Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division

Calvert Russell 2000 Small Cap Index Class F Division:
2012	599	$13.12	$7,867	0.81%	–%	15.19%
2011	467	11.39	5,318	0.28	–	(5.08)
2010	397	12.00	4,763	0.43	–	25.92
2009	245	9.53	2,335	0.38	–	25.89
2008	101	7.57	766	1.21	–	14.70

Calvert S&P MidCap 400 Index Class F Division:
2012	48	12.45	603	0.69	–	17.01
2011	39	10.64	420	0.38	–	(2.47)
2010	38	10.91	414	0.57	–	25.69
2009	26	8.68	222	0.69	–	36.05
2008	13	6.38	82	0.80	–	(32.91)

Calvert SRI Equity Division:
2012	13	13.55 to 13.28	176	0.10	0.00 to 0.75	16.01 to 15.08
2011	12	11.68 to 11.54	140	–	0.00 to 0.75	(1.35) to (2.12)
2010 (10)	4	11.84 to 11.79	48	0.20	0.00 to 0.75	19.72 to 19.21

Delaware Small Cap Value Service Class Division:
2012	558	13.93 to 13.66	7,775	0.34	0.00 to 0.75	13.62 to 12.80
2011	453	12.26 to 12.11	5,552	0.26	0.00 to 0.75	(1.61) to (2.34)
2010 (10)	170	12.46 to 12.40	2,113	–	0.00 to 0.75	26.11 to 25.51

Delaware Smid Cap Growth Service Class Division:
2012	119	10.27 to 10.14	1,223	0.01	0.00 to 0.75	10.79 to 9.86
2011 (12)	70	9.27 to 9.23	653	–	0.00 to 0.75	(5.98) to (6.39)

Diversified International Class 1 Division:
2012	5,907	16.42 to 15.98	126,161	2.12	0.00 to 0.75	18.47 to 17.59
2011 (4)	6,370	13.86 to 13.59	114,882	0.42	0.00 to 0.75	(10.87) to (11.52)
2010	6,693	15.55 to 15.36	135,349	2.15	0.00 to 0.75	13.67 to 12.86
2009	4,741	13.68 to 13.61	84,234	5.17	0.00 to 0.75	28.21 to 27.20
2008	4,685	10.67 to 10.70	64,960	1.77	0.00 to 0.75	(46.25) to (46.63)

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

	December 31			For the Year Ended December 31,
Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division

Dreyfus IP Core Value Service Shares Division:
2012	15	$13.93	$209	0.92%	–%	18.05%
2011	43	11.80	511	0.87	–	(6.05)
2010	40	12.56	501	1.36	–	12.95
2009	40	11.12	445	2.40	–	17.92
2008	40	9.43	375	2.05	–	7.16

Dreyfus IP Technology Growth Service Shares Division:
2012 (14)	1	10.86	8	–	–	5.74

Dreyfus Socially Responsible Growth Service Shares Division:
2012	18	13.49	237	0.52	–	11.67
2011	13	12.08	159	0.63	–	0.67
2010	13	12.00	156	0.56	–	14.50
2009	10	10.48	109	0.53	–	33.50
2008	8	7.85	62	0.36	–	6.22

Dreyfus VIF Appreciation Service Shares Division:
2012	173	15.98	2,769	3.00	–	10.13
2011	119	14.51	1,727	1.31	–	8.77
2010	81	13.34	1,083	2.22	–	15.00
2009	105	11.60	1,219	2.35	–	22.23
2008	108	9.49	1,028	1.63	–	4.17

Dreyfus VIF Opportunistic Small Cap Service Shares Division:
2012	291	11.38	3,308	–	–	20.30
2011	322	9.46	3,049	0.31	–	(14.08)
2010	326	11.01	3,594	0.66	–	30.76
2009	311	8.42	2,617	1.23	–	25.86
2008	292	6.69	1,956	0.55	–	(37.83)

Dreyfus VIF Quality Bond Service Shares Division:
2012	153	16.98	2,603	2.73	–	6.66
2011	149	15.92	2,369	3.37	–	6.77
2010	147	14.91	2,193	3.60	–	8.20
2009	153	13.78	2,102	4.40	–	14.64
2008	125	12.02	1,502	4.29	–	(4.45)
	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division

DWS Dreman Small Mid Cap Value Class B Division:
2012	215	$12.59 to $12.44	$2,710	0.81%	0.00% to 0.75%	13.42% to 12.58%
2011	172	11.10 to 11.05	1,906	0.59	0.00 to 0.75	(11.13) to (11.53)
2010	148	11.85	1,754	0.74	–	22.67
2009	78	9.66	758	0.69	–	29.32
2008 (5)	29	7.47	216	–	–	17.45

Equity Income Class 1 Division:
2012	2,668	11.53 to 11.02	30,757	3.04	0.00 to 0.75	13.04 to 12.11
2011	2,380	10.20 to 9.83	24,285	0.58	0.00 to 0.75	(3.50) to 4.69
2010	832	9.68 to 9.39	8,050	3.42	0.00 to 0.75	16.21 to 15.36
2009	798	8.33 to 8.14	6,645	5.77	0.00 to 0.75	20.03 to 19.01
2008	807	6.94 to 6.84	5,605	2.50	0.00 to 0.75	(33.97) to (34.42)

Fidelity VIP Asset Manager Service Class 2 Division:
2012	72	16.78	1,203	1.10	–	12.24
2011	111	14.95	1,657	1.67	–	(2.80)
2010	112	15.38	1,715	1.67	–	13.93
2009	102	13.50	1,373	1.73	–	28.82
2008	208	10.48	2,185	2.84	–	(28.95)

Fidelity VIP Contrafund Initial Class Division:
2012	1,608	19.95 to 18.41	52,849	1.30	0.00 to 0.75	16.46 to 15.57
2011	1,814	17.13 to 15.93	51,273	0.97	0.00 to 0.75	(2.56) to (3.28)
2010	2,040	17.58 to 16.47	59,169	1.23	0.00 to 0.75	17.20 to 16.31
2009	2,313	15.00 to 14.16	56,892	1.40	0.00 to 0.75	35.75 to 34.73
2008	2,594	11.05 to 10.51	47,136	0.96	0.00 to 0.75	(42.51) to (42.94)

Fidelity VIP Contrafund Service Class 2 Division:
2012	3,531	19.90	70,263	1.12	–	16.17
2011	3,785	17.13	64,855	0.80	–	(2.78)
2010	3,607	17.62	63,574	1.08	–	16.92
2009	3,391	15.07	51,117	1.26	–	35.40
2008	2,949	11.13	32,810	0.94	–	7.74

	December 31			For the Year Ended December 31,
Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division

Fidelity VIP Equity-Income Initial Class Division:
2012	844	$15.92 to $13.35	$19,347	3.05%	0.00% to 0.75%	17.32% to 16.49%
2011	953	13.57 to 11.46	18,629	2.44	0.00 to 0.75	0.97 to 0.17
2010	1,066	13.44 to 11.44	20,641	1.83	0.00 to 0.75	15.17 to 14.29
2009	1,225	11.67 to 10.01	20,393	2.27	0.00 to 0.75	30.25 to 29.16
2008	1,370	8.96 to 7.75	17,484	2.30	0.00 to 0.75	(42.67) to (43.06)

Fidelity VIP Equity-Income Service Class 2 Division:
2012	1,338	15.05	20,138	2.96	–	17.03
2011	1,387	12.86	17,841	2.28	–	0.63
2010	1,350	12.78	17,255	1.67	–	14.93
2009	1,359	11.12	15,109	2.19	–	29.91
2008	1,522	8.56	13,030	2.59	–	8.22

Fidelity VIP Growth Service Class 2 Division:
2012	859	13.79 to 12.74	11,848	0.36	0.00 to 0.75	14.34 to 13.55
2011	867	12.06 to 11.22	10,459	0.13	0.00 to 0.75	0.00 to (0.80)
2010	836	12.06 to 11.31	10,089	0.03	0.00 to 0.75	23.82 to 22.93
2009	851	9.74 to 9.20	8,287	0.19	0.00 to 0.75	27.99 to 27.07
2008	868	7.61 to 7.24	6,606	0.62	0.00 to 0.75	(47.30) to (47.73)

Fidelity VIP High Income Initial Class Division:
2012	321	17.04 to 20.42	6,339	6.05	0.00 to 0.75	14.21 to 13.38
2011	317	14.92 to 18.01	5,490	6.60	0.00 to 0.75	4.04 to 3.27
2010	347	14.34 to 17.44	5,765	8.09	0.00 to 0.75	13.81 to 12.95
2009	383	12.60 to 15.44	5,564	9.08	0.00 to 0.75	44.00 to 42.83
2008	314	8.75 to 10.81	3,204	7.82	0.00 to 0.75	(25.02) to (25.50)

Fidelity VIP High Income Service Class 2 Division:
2012	969	24.00	23,247	5.70	–	13.96
2011	876	21.06	18,455	7.02	–	3.74
2010	804	20.30	16,328	8.05	–	13.66
2009	794	17.86	14,190	9.92	–	43.45
2008	477	12.45	5,934	10.45	–	3.58

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

	December 31			For the Year Ended December 31,
Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division

Fidelity VIP Mid Cap Service Class 2 Division:
2012	1,394	$15.56	$32,076	0.37%	–%	14.58%
2011	1,678	13.58	34,379	0.02	–	(10.83)
2010	1,659	15.23	38,927	0.13	–	28.52
2009	1,423	11.85	26,699	0.49	–	39.74
2008	1,243	13.60	16,907	0.25	–	(34.27)

Franklin Income Securities Class 2 Division:
2012	610	21.96	13,403	6.36	–	12.67
2011	671	19.49	13,069	5.58	–	2.36
2010	676	19.04	12,875	6.58	–	12.66
2009	601	16.90	10,154	8.01	–	35.63
2008	590	12.46	7,346	5.38	–	9.68

Franklin Mutual Global Discovery Class 2 Division:
2012	816	22.25	18,144	2.64	–	13.35
2011	827	19.63	16,221	2.27	–	(2.92)
2010	790	20.22	15,973	1.29	–	11.96
2009	672	18.06	12,141	1.19	–	23.28
2008	486	14.65	7,115	2.42	–	2.30

Franklin Mutual Shares Securities Class 2 Division:
2012	556	16.12	8,969	2.09	–	14.25
2011	774	14.11	10,919	2.39	–	(1.05)
2010	676	14.26	9,644	1.59	–	11.23
2009	604	12.82	7,752	1.97	–	26.06
2008	518	10.17	5,269	3.26	–	6.16

Franklin Rising Dividends Securities Class 2 Division:
2012	497	17.13	8,514	1.60	–	11.96
2011	456	15.30	6,980	1.43	–	5.96
2010	293	14.44	4,230	1.48	–	20.63
2009	160	11.97	1,918	1.50	–	17.35
2008	161	10.20	1,641	1.73	–	10.03

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

	December 31			For the Year Ended December 31,
Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division

Franklin Small Cap Value Securities Class 2 Division:
2012	575	$20.59 to $20.34	$11,839	0.79%	0.00% to 0.75%	18.40% to 17.50%
2011	645	17.39 to 17.31	11,215	0.71	0.00 to 0.75	(4.61) to (5.05)
2010	653	18.07	11,793	0.73	–	28.25
2009	560	14.09	7,896	1.64	–	29.15
2008	410	10.91	4,471	1.12	–	17.19

Franklin Strategic Income Securities Class 2 Division:
2012	806	14.33	11,545	6.70	–	12.75
2011	649	12.71	8,251	5.68	–	2.58
2010	490	12.39	6,076	4.47	–	10.92
2009	263	11.17	2,937	5.26	–	25.79
2008 (5)	29	8.88	253	–	–	6.73

Franklin U.S. Government Fund Class 2 Division:
2012	77	11.21	866	3.15	–	1.91
2011	19	11.00	209	2.14	–	5.67
2010	16	10.41	163	2.25	–	5.36
2009 (9)	–	9.88	–	–	–	(1.30)

Goldman Sachs VIT Structured Small Cap Equity Institutional Service Class I Division:
2012	34	11.59	393	0.53	–	12.74
2011	116	10.28	1,192	0.83	–	0.69
2010	95	10.21	967	0.65	–	30.23
2009	47	7.84	372	0.99	–	27.69
2008	56	6.14 to 8.19	345	0.79	–	–

Government & High Quality Bond Class 1 Division:
2012	3,454	12.57 to 12.19	43,422	4.00	0.00 to 0.75	3.88 to 3.13
2011	3,476	12.10 to 11.82	42,061	0.18	0.00 to 0.75	6.23 to 5.44
2010	3,723	11.39 to 11.21	42,410	5.09	0.00 to 0.75	5.86 to 5.06
2009	183	10.76 to 10.67	1,967	8.63	0.00 to 0.75	6.43 to 5.64
2008 (7)	–	10.11 to 10.10	3	–	0.00 to 0.75	1.30 to 1.20

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

	December 31			For the Year Ended December 31,
Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division

International Emerging Markets Class 1 Division:
2012	1,029	$37.64 to $34.76	$38,704	1.33%	0.00% to 0.75%	20.80% to 19.90%
2011 (4)	984	31.16 to 28.99	30,633	0.38	0.00 to 0.75	(17.57) to (18.18)
2010	986	37.80 to 35.43	37,268	1.21	0.00 to 0.75	19.21 to 18.30
2009	928	31.71 to 29.95	29,413	1.99	0.00 to 0.75	69.21 to 67.98
2008	783	18.74 to 17.83	14,664	1.11	0.00 to 0.75	(54.84) to (55.19)

Invesco Core Equity Series I Division:
2012	641	14.25 to 13.06	9,137	0.97	0.00 to 0.75	13.91 to 12.98
2011	675	12.51 to 11.56	8,441	0.97	0.00 to 0.75	(0.08) to (0.77)
2010	742	12.52 to 11.65	9,284	1.03	0.00 to 0.75	9.54 to 8.78
2009	666	11.43 to 10.71	7,609	1.91	0.00 to 0.75	28.28 to 27.35
2008	675	8.91 to 8.41	6,015	2.17	0.00 to 0.75	(30.12) to (30.72)

Invesco Core Equity Series II Division:
2012	447	20.51	9,160	0.87	–	13.63
2011	425	18.05	7,675	0.76	–	(0.28)
2010	414	18.10	7,488	0.82	–	9.23
2009	355	16.57	5,877	1.89	–	27.95
2008	271	12.95	3,508	2.04	–	6.15

Invesco Global Health Care Series I Division:
2012	609	15.88 to 14.56	9,674	–	0.00 to 0.75	20.85 to 20.03
2011	571	13.14 to 12.13	7,497	–	0.00 to 0.75	3.96 to 3.15
2010	594	12.64 to 11.76	7,507	–	0.00 to 0.75	5.33 to 4.53
2009	600	12.00 to 11.25	7,205	0.37	0.00 to 0.75	27.66 to 26.69
2008	563	9.40 to 8.88	5,289	–	0.00 to 0.75	(28.63) to (29.13)

Invesco International Growth Series I Division:
2012	530	22.20	11,768	1.69	–	15.75
2011	506	19.18	9,716	1.74	–	(6.53)
2010	436	20.52	8,945	2.37	–	12.87
2009	394	18.18	7,166	1.57	–	35.27
2008	333	13.44	4,483	0.52	–	9.45

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

	December 31			For the Year Ended December 31,
Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division

Invesco Mid Cap Core Equity Series II Division:
2012	55	$13.41 to $13.25	$734	–%	0.00% to 0.75%	10.64% to 9.87%
2011	59	2.12 to 12.06	721	0.08	0.00 to 0.75	(12.05) to (12.48)
2010	59	12.96	763	0.39	–	13.78
2009	41	11.39	462	1.25	–	29.87

Invesco Small Cap Equity Series I Division:
2012	1,043	11.90 to 11.40	12,553	–	0.00 to 0.75	13.88 to 12.98
2011	1,010	10.45 to 10.09	10,652	–	0.00 to 0.75	(0.67) to (1.46)
2010	695	10.52 to 10.24	7,330	–	0.00 to 0.75	28.45 to 27.68
2009	595	8.19 to 8.02	4,873	0.19	0.00 to 0.75	21.33 to 20.24
2008	500	6.75 to 6.67	3,374	–	0.00 to 0.75	(31.33) to (31.80)

Invesco Technology Series I Division:
2012	279	7.84 to 7.18	2,183	–	0.00 to 0.75	11.36 to 10.46
2011	537	7.04 to 6.50	3,779	0.18	0.00 to 0.75	(5.12) to (5.80)
2010	512	7.42 to 6.90	3,798	–	0.00 to 0.75	21.44 to 20.42
2009	601	6.11 to 5.73	3,675	–	0.00 to 0.75	57.07 to 56.13
2008	513	3.89 to 3.67	1,993	–	0.00 to 0.75	(44.43) to (44.89)

Invesco Van Kampen American Franchise Series I Division:
2012 (13)	245	9.76 to 9.71	2,388	–	0.00 to 0.75	(2.50) to (3.00)

Invesco Van Kampen American Franchise Series II Division:
2012 (13)	72	9.74	701	–	–	(2.70)

Invesco Van Kampen MidCap Growth Series I Division:
2012 (13)	189	9.88 to 9.83	1,869	–	0.00 to 0.75	(1.69) to (2.19)

Janus Aspen Balanced Service Shares Division:
2012	468	19.59	9,160	2.56	–	13.37
2011	334	17.28	5,769	2.44	–	1.35
2010	234	17.05	3,992	2.66	–	8.12
2009	194	15.77	3,067	3.12	–	25.56
2008	79	12.56	995	2.46	–	8.09

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
Janus Aspen Enterprise Service Shares Division:
2012	767	$15.98 to $14.65	$12,255	–%	0.00% to 0.75%	16.98% to 16.18%
2011	692	13.66 to 12.61	9,458	–	0.00 to 0.75	(1.66) to (2.40)
2010	700	13.89 to 12.92	9,720	–	0.00 to 0.75	25.47 to 24.59
2009	607	11.07 to 10.37	6,720	–	0.00 to 0.75	44.52 to 43.43
2008	527	7.66 to 7.23	4,039	0.07	0.00 to 0.75	(43.88) to (44.30)

Janus Aspen Flexible Bond Service Shares Division:
2012	2,498	20.09	50,173	3.42	–	8.13
2011	2,103	18.58	39,092	6.87	–	6.35
2010	2,039	17.47	35,626	5.75	–	7.71
2009	1,549	16.22	25,116	4.40	–	13.03
2008	605	14.35	8,680	5.08	–	5.67

Janus Aspen Forty Service Shares Division:
2012	401	10.48	4,198	0.59	–	23.88
2011	377	8.46	3,192	0.21	–	(6.93)
2010	285	9.09	2,592	0.32	–	6.44
2009	35	8.54	302	–	–	45.98
2008 (6)	–	5.85	1	–	–	8.33

Janus Aspen Overseas Service Shares Division:
2012	245	25.15	6,158	0.72	–	13.29
2011	306	22.20	6,798	0.39	–	(32.34)
2010	309	32.81	10,131	0.56	–	25.04
2009	235	26.24	6,166	0.41	–	79.11
2008	186	14.65 to 26.77	2,726	3.06	–	–

Janus Aspen Worldwide Service Shares Division:
2012	73	12.39	908	0.78	–	19.83
2011	73	10.34	759	0.54	–	(13.98)
2010	64	12.02	766	0.49	–	15.58
2009	60	10.40	625	1.26	–	37.38

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

	December 31			For the Year Ended December 31,
Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division

JP Morgan Core Bond Class I Division:
2012	323	$13.14	$4,245	4.32%	–%	5.29%
2011	225	12.48	2,810	5.42	–	7.49
2010	169	11.61	1,960	3.57	–	9.22
2009 (8)	137	10.63	1,455	–	–	6.30

JP Morgan Small Cap Core Class I Division:
2012	159	19.35	3,075	0.21	–	19.74
2011	207	16.16	3,349	0.12	–	(4.77)
2010	213	16.97	3,617	–	–	27.12
2009 (8)	224	13.35	3,002	0.32	–	33.50

LargeCap Blend II Class 1 Division:
2012	835	15.57 to 14.38	12,995	1.29	0.00 to 0.75	15.16 to 14.31
2011	893	13.52 to 12.58	12,071	0.03	0.00 to 0.75	(0.07) to (0.79)
2010	962	13.53 to 12.68	13,016	2.54	0.00 to 0.75	13.22 to 12.41
2009	974	11.95 to 11.28	11,639	1.80	0.00 to 0.75	29.75 to 28.62
2008	905	9.21 to 8.77	8,336	1.41	0.00 to 0.75	(36.44) to (36.86)

LargeCap Growth Class 1 Division:
2012	1,560	10.41 to 11.13	24,782	0.29	0.00 to 0.75	16.84 to 15.94
2011	1,710	8.91 to 9.60	23,330	–	0.00 to 0.75	(4.19) to (4.95)
2010	1,882	9.30 to 10.10	26,865	0.07	0.00 to 0.75	18.32 to 17.44
2009	1,937	7.86 to 8.60	23,256	0.76	0.00 to 0.75	26.98 to 26.10
2008	1,885	6.19 to 6.82	17,810	0.52	0.00 to 0.75	(43.11) to (43.59)

LargeCap Growth I Class 1 Division:
2012	4,544	14.44 to 12.83	107,036	0.07	0.00 to 0.75	16.45 to 15.48
2011	4,679	12.40 to 11.11	94,670	–	0.00 to 0.75	(0.32) to (1.07)
2010	4,696	12.44 to 11.23	95,218	0.14	0.00 to 0.75	19.62 to 18.71
2009	4,961	10.40 to 9.46	83,748	0.05	0.00 to 0.75	52.72 to 51.60
2008	5,139	6.81 to 6.24	56,771	0.17	0.00 to 0.75	(40.63) to (41.02)

LargeCap S&P 500 Index Class 1 Division:
2012	3,207	13.10 to 12.25	42,008	1.10	0.00 to 0.75	15.52 to 14.70
2011	2,653	11.34 to 10.68	30,093	0.05	0.00 to 0.75	1.70 to 0.95
2010	2,138	11.15 to 10.58	23,840	1.50	0.00 to 0.75	14.71 to 13.76
2009	2,085	9.72 to 9.30	20,275	4.47	0.00 to 0.75	26.23 to 25.34
2008	2,009	7.70 to 7.42	15,467	2.73	0.00 to 0.75	(37.09) to (37.54)

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
LargeCap Value Class 1 Division:
2012	2,632	$13.88 to $49.36	$55,193	1.30%	0.00% to 0.75%	18.53% to 17.69%
2011	2,756	11.71 to 41.94	48,939	–	0.00 to 0.75	1.21 to 0.43
2010	2,785	11.57 to 41.76	49,270	1.83	0.00 to 0.75	14.10 to 13.23
2009	2,921	10.14 to 36.88	45,491	5.06	0.00 to 0.75	16.28 to 15.43
2008	3,096	8.72 to 31.95	41,590	2.30	0.00 to 0.75	(35.17) to (35.65)

MFS VIT Global Equity Service Class Division:
2012	87	15.86	1,377	0.94	–	23.04
2011	41	12.89	527	0.57	–	(4.52)
2010	46	13.50	615	0.98	–	12.13
2009	45	12.04	537	2.13	–	31.87
2008	31	9.13	284	0.75	–	7.92

MFS VIT Growth Service Class Division:
2012	408	17.89	7,296	–	–	17.08
2011	249	15.28	3,804	0.02	–	(0.59)
2010	250	15.37	3,842	–	–	15.04
2009	177	13.36	2,364	0.02	–	37.31
2008	89	9.73	867	–	–	4.85

MFS VIT MidCap Growth Service Class Division:
2012	31	12.42	379	–	–	16.51
2011	36	10.66	383	–	–	(6.16)
2010	46	11.36	523	–	–	29.09
2009	33	8.80	287	–	–	41.25
2008	39	6.23	242	–	–	(51.56)

MFS VIT New Discovery Service Class Division:
2012	474	18.90 to 18.68	8,958	–	0.00 to 0.75	20.84 to 20.05
2011	488	15.64 to 15.56	7,636	–	0.00 to 0.75	(18.24) to (18.66)
2010	389	17.47	6,803	–	–	35.95
2009	235	12.85	3,024	–	–	62.86
2008	146	7.89	1,149	–	–	21.20

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
MFS VIT Research International Service Class Division:
2012	290	$9.08	$2,637	2.38%	–%	16.41%
2011	209	7.80	1,635	1.74	–	(11.06)
2010	143	8.77	1,255	1.31	–	10.45
2009	48	7.94	378	0.06	–	30.59
2008	–	6.08	3	0.48	–	10.95

MFS VIT Total Return Service Class Division:
2012	43	11.86	512	2.49	–	10.94
2011	34	10.69	367	2.28	–	1.62
2010	48	10.52	508	0.53	–	9.58
2009	5	9.60	45	–	–	17.79
2008 (7)	–	8.15	–	–	–	5.71

MFS VIT Utilities Service Class Division:
2012	118	11.53	1,365	4.73	–	13.26
2011	91	10.18	928	2.95	–	6.49
2010	44	9.56	421	2.21	–	13.54
2009	16	8.42	136	1.17	–	32.81
2008 (6)	2	6.34	10	–	–	5.14

MFS VIT Value Service Class Division:
2012	993	17.29	17,177	1.45	–	15.88
2011	901	14.92	13,437	1.25	–	(0.47)
2010	914	14.99	13,703	1.25	–	11.20
2009	736	13.48	9,922	1.21	–	22.43
2008	550	11.01	6,050	0.76	–	7.21

MidCap Blend Class 1 Division:
2012	3,083	34.04 to 127.42	139,960	0.87	0.00 to 0.75	19.44 to 18.55
2011	3,218	28.50 to 107.48	123,200	–	0.00 to 0.75	8.28 to 7.48
2010	3,414	26.32 to 100.00	120,447	2.65	0.00 to 0.75	24.09 to 23.18
2009	2,437	21.21 to 81.18	72,046	0.86	0.00 to 0.75	33.73 to 32.76
2008	2,589	15.86 to 61.15	57,440	0.62	0.00 to 0.75	(33.92) to (34.42)

Money Market Class 1 Division:
2012	14,370	13.44 to 20.37	$218,298	–	0.00% to 0.75%	0.00 to (0.73)
2011	14,263	13.44 to 20.52	216,592	–	0.00 to 0.75	0.00 to (0.77)
2010	12,687	13.44 to 20.68	192,624	–	0.00 to 0.75	0.00 to (0.72)
2009	13,199	13.44 to 20.83	200,346	0.26	0.00 to 0.75	0.22 to (0.53)
2008	12,278	13.41 to 20.94	185,704	2.46	0.00 to 0.75	2.60 to 1.80

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
Neuberger Berman AMT Guardian I Class Division:
2012	131	$15.89	$2,083	0.27%	–%	12.70%
2011	139	14.10	1,963	0.54	–	(2.89)
2010	96	14.52	1,391	0.40	–	19.02
2009	123	12.20	1,496	1.46	–	29.65
2008	41	9.41	383	0.57	–	4.09

Neuberger Berman AMT Large Cap Value I Class Division:
2012 (15)	399	11.09	4,421	0.41	–	16.61
2011	426	9.51	4,052	–	–	(11.37)
2010	423	10.73	4,540	0.68	–	15.62
2009	450	9.28	4,175	2.75	–	55.97
2008	320	5.95	1,905	0.65	–	14.20

Neuberger Berman AMT Small- Cap Growth S Class Division:
2012	52	10.05	518	–	–	8.77
2011	43	9.24	399	–	–	(1.07)
2010	33	9.34	309	–	–	19.59
2009	31	7.81	244	–	–	22.80
2008	22	6.36	142	–	–	6.35

Oppenheimer Main Street Small & Mid Cap Service Shares Division:
2012	46	13.53	619	0.30	–	17.65
2011	29	11.50	337	0.36	–	(2.38)
2010	23	11.78	269	0.29	–	23.09
2009	10	9.57	92	0.01	–	36.91
2008 (5)	–	6.99	1	–	–	17.88

PIMCO All Assets Administrative Class Division:
2012 (14)	–	11.09	3	27.55	–	10.57

PIMCO Commodity Real Strategy Administrative Class Division:
2012 (14)	4	10.54	38	2.80	–	5.51

PIMCO Emerging Market Bond Administrative Class Division:
2012 (14)	–	11.23	–	–	–	12.08

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
PIMCO High Yield Administrative Class Division:
2012	283	$13.92	$3,943	5.55%	–%	14.29%
2011	143	12.18	1,746	6.63	–	3.40
2010	47	11.78	559	6.70	–	14.48
2009 (9)	–	10.29	–	–	–	2.90

PIMCO Real Return Administrative Class Division:
2012	785	12.98	10,196	1.02	–	8.71
2011	422	11.94	5,038	1.91	–	11.69
2010	129	10.69	1,384	1.37	–	8.09
2009 (9)	15	9.89	151	0.72	–	(1.20)

PIMCO Short-Term Administrative Class Division:
2012	393	10.55	4,146	0.85	–	2.73
2011	205	10.27	2,102	0.92	–	0.49
2010	60	10.22	616	0.83	–	2.20
2009 (9)	13	10.00	130	1.18	–	–

PIMCO Total Return Administrative Class Division:
2012	2,572	12.23	31,441	2.50	–	9.69
2011	1,623	11.15	18,109	2.52	–	3.53
2010	562	10.77	6,047	2.32	–	8.13
2009 (9)	73	9.96	728	1.46	–	(0.40)

Principal LifeTime Strategic Income Class 1 Division:
2012	489	14.54 to 15.63	7,113	1.93	0.00 to 0.75	9.65 to 8.84
2011	359	13.26 to 14.36	4,761	3.03	0.00 to 0.75	3.51 to 2.72
2010	321	12.81 to 13.98	4,110	4.64	0.00 to 0.75	11.20 to 10.43
2009	214	11.52 to 12.66	2,462	4.84	0.00 to 0.75	19.01 to 18.10
2008	64	9.68 to 10.72	620	3.72	0.00 to 0.75	(23.90) to 5.51

Principal LifeTime 2010 Class 1 Division:
2012	620	15.03 to 17.47	9,320	1.85	0.00 to 0.75	11.83 to 10.99
2011	722	13.44 to 15.74	9,708	2.79	0.00 to 0.75	1.43 to 0.70
2010	588	13.25 to 15.63	7,787	4.20	0.00 to 0.75	13.93 to 13.02
2009	475	11.63 to 13.83	5,524	4.16	0.00 to 0.75	25.05 to 24.15
2008	211	9.30 to 11.14	1,963	4.14	0.00 to 0.75	(30.91) to 7.22

	December 31			For the Year Ended December 31,
				Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division
Principal LifeTime 2020 Class 1 Division:
2012	2,347	$15.64 to $18.29	$36,711	1.74%	0.00% to 0.75%	14.75% to 13.89%
2011	2,155	13.63 to 16.06	29,376	2.46	0.00 to 0.75	(1.09) to (1.77)
2010	1,798	13.78 to 16.35	24,764	3.81	0.00 to 0.75	15.12 to 14.18
2009	1,454	11.97 to 14.32	17,405	3.43	0.00 to 0.75	27.48 to 26.50
2008	741	9.39 to 11.32	6,963	4.11	0.00 to 0.75	(34.15) to 8.12

Principal LifeTime 2030 Class 1 Division:
2012	1,870	15.27 to 18.55	28,564	1.64	0.00 to 0.75	15.59 to 14.72
2011	1,578	13.21 to 16.17	20,856	1.95	0.00 to 0.75	(2.22) to (2.94)
2010	1,438	13.51 to 16.66	19,441	2.30	0.00 to 0.75	15.37 to 14.50
2009	1,167	11.71 to 14.55	13,669	2.01	0.00 to 0.75	28.26 to 27.30
2008	714	9.13 to 11.43	6,523	4.04	0.00 to 0.75	(36.46) to 8.34

Principal LifeTime 2040 Class 1 Division:
2012	902	15.42 to 18.94	13,901	1.48	0.00 to 0.75	16.73 to 15.84
2011	885	13.21 to 16.35	11,694	1.64	0.00 to 0.75	(3.22) to (3.94)
2010	760	13.65 to 17.02	10,369	2.30	0.00 to 0.75	15.87 to 14.92
2009	659	11.78 to 14.81	7,771	2.62	0.00 to 0.75	29.45 to 28.67
2008	467	9.10 to 11.51	4,248	3.97	0.00 to 0.75	(38.14) to 8.69

Principal LifeTime 2050 Class 1 Division:
2012	632	15.33 to 19.07	9,682	1.43	0.00 to 0.75	17.11 to 16.21
2011	557	13.09 to 16.41	7,288	1.56	0.00 to 0.75	(3.96) to (4.65)
2010	535	13.63 to 17.21	7,293	2.07	0.00 to 0.75	16.20 to 15.35
2009	491	11.73 to 14.92	5,757	2.38	0.00 to 0.75	30.04 to 29.07
2008	374	9.02 to 11.56	3,373	3.98	0.00 to 0.75	(39.05) to 8.65

Putnam VT Growth & Income Class IB Division:
2012	14	13.56	193	1.98	–	19.16
2011	30	11.38	337	1.25	–	(4.61)
2010	20	11.93	239	1.85	–	14.38
2009	26	10.43	272	2.32	–	29.73
2008	20	8.04	163	2.31	–	(38.67)

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

	December 31			For the Year Ended December 31,
Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division

Putnam VT International Equity Class IB Division:
2012	65	$14.51	$944	2.59%	–%	22.14%
2011	96	11.88	1,136	3.80	–	(16.75)
2010	116	14.27	1,661	3.74	–	10.02
2009	136	12.97	1,764	–	–	24.71
2008	171	10.40	1,777	2.05	–	(43.97)

Putnam VT Voyager Class IB Division:
2012	1,373	12.23 to 10.30	20,013	0.34	0.00 to 0.75	14.19 to 13.31
2011	1,588	10.71 to 9.09	20,287	–	0.00 to 0.75	(17.81) to (18.48)
2010	1,712	13.03 to 11.15	26,639	1.26	0.00 to 0.75	20.76 to 19.89
2009	1,777	10.79 to 9.30	22,852	0.81	0.00 to 0.75	63.98 to 62.59
2008	1,893	6.58 to 5.72	14,850	–	0.00 to 0.75	(37.09) to (37.49)

Real Estate Securities Class 1 Division:
2012	1,187	46.35 to 36.73	55,074	1.41	0.00 to 0.75	17.16 to 16.31
2011	1,151	39.56 to 31.58	45,597	–	0.00 to 0.75	8.95 to 8.11
2010	1,125	36.31 to 29.21	40,898	3.12	0.00 to 0.75	25.68 to 24.78
2009	1,092	28.89 to 23.41	31,571	4.23	0.00 to 0.75	28.92 to 27.92
2008	1,154	22.41 to 18.30	25,966	2.34	0.00 to 0.75	(32.84) to (33.36)

SAM Balanced Portfolio Class 1 Division:
2012	2,741	12.30 to 17.28	33,720	0.70	0.00 to 0.75	12.74 to 11.92
2011	2,421	10.91 to 15.44	26,418	2.62	0.00 to 0.75	1.02 to 0.19
2010	1,824	10.80 to 15.41	19,708	3.49	0.00 to 0.75	13.56 to 12.81
2009	1,119	9.51 to 13.66	10,643	3.62	0.00 to 0.75	23.83 to 22.84
2008	380	7.68 to 11.12	2,917	3.07	0.00 to 0.75	(26.15) to 6.92

SAM Conservative Balanced Portfolio Class 1 Division:
2012	1,498	12.91 to 16.24	19,343	0.87	0.00 to 0.75	11.20 to 10.33
2011	1,189	11.61 to 14.72	13,811	3.07	0.00 to 0.75	2.29 to 1.52
2010	850	11.35 to 14.50	9,648	4.03	0.00 to 0.75	11.82 to 11.03
2009	334	10.15 to 13.06	3,392	3.02	0.00 to 0.75	21.12 to 20.26
2008	167	8.38 to 10.86	1,400	3.61	0.00 to 0.75	(19.19) to 5.74

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

	December 31			For the Year Ended December 31,
Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division

SAM Conservative Growth Portfolio Class 1 Division:
2012	2,646	$11.45 to $18.17	$30,335	0.46%	0.00% to 0.75%	14.16% to 13.35%
2011	2,592	10.03 to 16.03	26,007	1.96	0.00 to 0.75	(0.50) to (1.23)
2010	2,255	10.08 to 16.23	22,725	3.14	0.00 to 0.75	15.20 to 14.38
2009	1,983	8.75 to 14.19	17,341	4.90	0.00 to 0.75	25.72 to 24.80
2008	866	6.96 to 11.37	6,027	2.70	0.00 to 0.75	(33.08) to 7.98

SAM Flexible Income Portfolio Class 1 Division:
2012	1,104	13.48 to 15.78	14,882	1.11	0.00 to 0.75	10.67 to 9.81
2011	845	12.18 to 14.37	10,305	3.72	0.00 to 0.75	3.40 to 2.64
2010	555	11.78 to 14.00	6,539	4.84	0.00 to 0.75	10.51 to 9.72
2009	330	10.66 to 12.76	3,521	3.95	0.00 to 0.75	19.91 to 19.03
2008	101	8.89 to 10.72	900	4.35	0.00 to 0.75	(13.77) to 5.30

SAM Strategic Growth Portfolio Class 1 Division:
2012	2,934	10.94 to 18.82	32,092	0.24	0.00 to 0.75	15.52 to 14.69
2011	2,650	9.47 to 16.41	25,094	1.46	0.00 to 0.75	(1.87) to (2.61)
2010	2,145	9.65 to 16.85	20,705	2.36	0.00 to 0.75	16.41 to 15.49
2009	1,447	8.29 to 14.59	11,993	3.51	0.00 to 0.75	27.34 to 26.54
2008	748	6.51 to 11.53	4,863	3.22	0.00 to 0.75	(37.40) to 8.67

Short-Term Income Class 1 Division:
2012	1,728	12.19 to 11.82	21,065	2.14	0.00 to 0.75	5.00 to 4.23
2011	1,374	11.61 to 11.34	15,950	0.14	0.00 to 0.75	1.31 to 0.53
2010	1,012	11.46 to 11.28	11,585	2.61	0.00 to 0.75	4.28 to 3.49
2009	247	10.99 to 10.90	2,720	8.04	0.00 to 0.75	9.90 to 9.11
2008 (7)	2	10.00 to 9.99	17	–	0.00 to 0.75	0.40 to 0.30

SmallCap Blend Class 1 Division:
2012	1,262	16.48 to 13.83	20,794	–	0.00 to 0.75	14.68 to 13.83
2011	1,350	14.37 to 12.15	19,391	0.35	0.00 to 0.75	(1.44) to (2.17)
2010	1,509	14.58 to 12.42	22,001	0.49	0.00 to 0.75	24.19 to 23.34
2009	1,590	11.74 to 10.07	18,666	0.73	0.00 to 0.75	22.16 to 21.33
2008	1,675	9.61 to 8.30	16,093	0.44	0.00 to 0.75	(36.69) to (37.26)

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

	December 31			For the Year Ended December 31,
Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division

SmallCap Growth II Class 1 Division:
2012	1,467	$10.90 to $8.21	$20,018	–%	0.00% to 0.75%	16.20% to 15.47%
2011	1,579	9.38 to 7.11	18,523	–	0.00 to 0.75	(4.38) to (5.07)
2010	1,700	9.81 to 7.49	20,841	–	0.00 to 0.75	26.91 to 25.88
2009	1,829	7.73 to 5.95	17,655	–	0.00 to 0.75	31.69 to 30.77
2008	1,877	5.87 to 4.55	13,739	–	0.00 to 0.75	(41.12) to (41.59)

SmallCap Value I Class 1 Division:
2012	834	30.69 to 20.39	25,636	0.80	0.00 to 0.75	21.69 to 20.79
2011	949	25.22 to 16.88	23,912	0.04	0.00 to 0.75	(3.63) to (4.36)
2010	1,040	26.17 to 17.65	27,215	0.83	0.00 to 0.75	26.06 to 25.09
2009	1,176	20.76 to 14.11	24,364	2.28	0.00 to 0.75	16.17 to 15.37
2008	1,271	17.87 to 12.23	22,659	0.96	0.00 to 0.75	(31.82) to (32.36)

T. Rowe Price Equity Income Portfolio II Division:
2012	132	13.01	1,713	1.90	–	16.89
2011	118	11.13	1,315	1.60	–	(1.07)
2010	43	11.25	484	1.64	–	14.80
2009	28	9.80	277	1.92	–	25.32
2008	86	7.82	675	2.54	–	(36.32)

Templeton Developing Markets Securities Class 2 Division:
2012	409	16.10	6,578	1.58	–	13.46
2011	391	14.19	5,557	0.97	–	(15.89)
2010	229	16.87	3,858	1.57	–	17.56
2009	167	14.35	2,403	3.44	–	72.68
2008	163	8.31	1,359	2.71	–	9.06

Templeton Foreign Securities Class 2 Division:
2012	1,132	10.12	11,460	3.20	–	18.50
2011	1,109	8.54	9,467	1.68	–	(10.58)
2010	608	9.55	5,805	1.73	–	8.40
2009	434	8.81	3,825	1.38	–	37.01
2008	43	6.43	279	2.18	–	8.98

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

	December 31			For the Year Ended December 31,
Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division

Templeton Global Bond Securities Class 2 Division:
2012	886	$15.45 to $15.26	$13,682	6.09%	0.00% to 0.75%	15.13% to 14.22%
2011	608	13.42 to 13.36	8,156	5.60	0.00 to 0.75	(4.82) to (5.25)
2010	449	13.54	6,082	1.27	–	14.45
2009	218	11.83	2,581	7.89	–	18.66
2008 (5)	14	9.97	135	5.88	–	9.44

TOPS Protected Balanced ETF Class 2 Division:
2012 (14)	9	10.74 to 10.69	95	0.06	0.00 to 0.75	6.65 to 6.16

TOPS Protected Growth ETF Class 2 Division:
2012 (14)	261	10.85 to 10.80	2,832	0.03	0.00 to 0.75	7.64 to 7.14

TOPS Protected Moderate Growth ETF Class 2 Division:
2012 (14)	15	10.84 to 10.79	158	0.20	0.00 to 0.75	7.43 to 7.04

Van Eck Global Hard Assets Initial Class Division:
2012	716	9.93	7,104	0.68	–	3.44
2011	447	9.60	4,293	1.05	–	(16.45)
2010	383	11.49	4,397	0.24	–	29.25
2009	198	8.89	1,765	0.10	–	57.35
2008 (5)	40	5.65	226	–	–	7.62

Van Eck Global Hard Assets Service Class Division:
2012	116	8.51 to 8.41	992	0.71	0.00 to 0.75	3.03 to 2.31
2011 (12)	35	8.26 to 8.22	290	–	0.00 to 0.75	(16.14) to (16.55)

Vanguard VIF Balanced Division:
2012	1,990	20.04	39,871	2.68	–	12.58
2011	1,977	17.80	35,201	2.61	–	3.67
2010	1,969	17.17	33,797	2.91	–	11.06
2009	1,918	15.46	29,660	4.27	–	22.89
2008	1,785	12.58	22,454	3.08	–	(22.58)

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

	December 31			For the Year Ended December 31,
Except as Noted
	Units (000's)	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio	Net Assets (000's)	Investment Income Ratio (1)	Expense Ratio (2) Lowest to Highest	Total Return (3) Lowest to Highest

Division

Vanguard VIF Equity Index Division:
2012	3,507	$15.83	$55,521	1.89%	–%	15.89%
2011	3,484	13.66	47,594	1.58	–	1.94
2010	3,325	13.40	44,563	1.99	–	14.92
2009	3,327	11.66	38,805	2.69	–	26.46
2008	3,237	9.22	29,861	1.71	–	(36.98)

Vanguard VIF Mid-Cap Index Division:
2012	1,090	20.43	22,271	1.09	–	15.82
2011	1,058	17.64	18,657	0.91	–	(2.00)
2010	884	18.00	15,916	0.90	–	25.35
2009	820	14.36	11,784	1.66	–	40.37
2008	742	10.23	7,587	1.44	–	13.29

Wells Fargo Advantage VT Index Asset Allocation Class 2 Division:
2012	75	16.84 to 15.55	1,255	1.51	0.00 to 0.75	13.02 to 12.19
2011	68	14.90 to 13.86	1,013	2.88	0.00 to 0.75	6.50 to 5.64
2010	83	13.99 to 13.12	1,156	1.79	0.00 to 0.75	13.28 to 12.52
2009	94	12.35 to 11.66	1,162	2.04	0.00 to 0.75	15.42 to 14.54
2008	96	10.70 to 10.18	1,032	2.44	0.00 to 0.75	(29.09) to (29.65)

Wells Fargo Advantage VT Intrinsic Value Class 2 Division:
2012	48	13.72 to 13.47	657	1.26	0.00 to 0.75	19.41 to 18.57
2011	82	11.49 to 11.36	936	0.50	0.00 to 0.75	(2.13) to (2.91)
2010 (11)	98	11.74 to 11.70	1,154	–	0.00 to 0.75	17.40 to 17.00

Wells Fargo Advantage VT Omega Growth Class 2 Division:
2012	265	13.99 to 13.73	3,705	–	0.00 to 0.75	20.40 to 19.50
2011	198	11.62 to 11.49	2,299	–	0.00 to 0.75	(5.53) to (6.28)
2010 (11)	123	12.30 to 12.26	1,513	–	0.00 to 0.75	26.93 to 26.52

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest. These ratios are annualized for periods less than one year.

(2)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. For purposes of the total return calculation the beginning unit value is typically equal to an investment option with a similar expense structure and if no such similar investment option exists then a beginning unit value of ten would typically be used. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total returns have not been annualized for periods less than one year. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.

(4)

These divisions received payment from affiliate as compensation for foreign income tax credits.  The total returns for these divisions would have been lower without the inclusion of the payment from affiliate.

(5)	Commencement of operations, May 19, 2008.
(6)	Commencement of operations, July 21, 2008.
(7)	Commencement of operations, November 24, 2008.
(8)	Commencement of operations, April 24, 2009.
(9)	Commencement of operations, November 23, 2009.
(10)	Commencement of operations, May 24, 2010.
(11)	Commencement of operations, July 16, 2010.
(12)	Commencement of operations, May 23, 2011.
(13)	Commencement of operations, April 27, 2012. Investment income ratios have been annualized for the period ended December 31, 2012.
(14)	Commencement of operations, May 21, 2012. Investment income ratios have been annualized for the period ended December 31, 2012.
(15)	Represented the operations of Neuberger Berman AMT Partners I Class Division until May 21, 2012 name change.

There are divisions that have total return outside of the ranges indicated above. The following is a list of the divisions and corresponding lowest total return and highest total return.

Division	2012 Unit Value	2012 Total Return
Asset Allocation Class 1 Division	$25.36	–%
Balanced Class 1 Division	–	13.06
Diversified International Class 1 Division	21.55	–
Fidelity VIP Contrafund Initial Class Division	34.37	–
Fidelity VIP Equity-Income Initial Class Division	23.82	–
Fidelity VIP Mid Cap Service Class 2 Division	24.96	14.55
Invesco Small Cap Equity Series I Division	12.45	13.91
LargeCap Growth Class 1 Division	16.34	–
LargeCap Growth I Class 1 Division	24.01	–
LargeCap S&P 500 Index Class 1 Division	13.15	–

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

Division	2012 Unit Value	2012 Total Return
LargeCap Value Class 1 Division	$–	18.57%
Putnam VT Voyager Class IB Division	14.71	14.21
Real Estate Securities Class 1 Division	49.88	17.17
SmallCap Blend Class 1 Division	17.15	14.72
SmallCap Growth II Class 1 Division	13.78	16.29
SmallCap Value I Class 1 Division	32.90	21.72

Division	2011 Unit Value	2011 Total Return
Asset Allocation Class 1 Division	$22.34	2.15%
Diversified International Class 1 Division	18.19	–
DWS Dreman Small Mid Cap Value Class B Division	–	(6.33)
Equity Income Class 1 Division	–	5.37
Fidelity VIP Contrafund Initial Class Division	29.52	(2.54)
Fidelity VIP Equity-Income Initial Class Division	20.31	0.99
Fidelity VIP High Income Initial Class Division	–	4.06
Fidelity VIP Mid Cap Service Class 2 Division	21.79	(10.84)
Franklin Small Cap Value Securities Class 2 Division	–	(3.76)
Invesco Mid Cap Core Equity Series II Division	–	(6.48)
Invesco Small Cap Equity Series I Division	10.93	–
LargeCap Growth Class 1 Division	13.99	(5.73)
LargeCap Growth I Class 1 Division	20.63	–
LargeCap S&P 500 Index Class 1 Division	11.39	1.79
MFS VIT New Discovery Service Class Division	–	(10.48)
MidCap Blend Class 1 Division	–	8.30
Putnam VT Voyager Class IB Division	12.88	(16.80)
Real Estate Securities Class 1 Division	42.57	–
SmallCap Blend Class 1 Division	14.95	–
SmallCap Growth II Class 1 Division	11.85	(4.36)
SmallCap Value I Class 1 Division	27.03	–
Templeton Global Bond Securities Class 2 Division	–	(0.89)

Division	2010 Unit Value	2010 Total Return
American Century VP MidCap Value Class II Division	$–	19.03%
Asset Allocation Division	21.87	–
Balanced Division	–	13.61
Bond & Mortgage Securities Division	–	11.69
Diversified International Division	20.41	13.70
Fidelity VIP Equity-Income Initial Class Division	20.11	–
Fidelity VIP Contrafund Initial Class Division	30.29	17.22

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

Division	2010 Unit Value	2010 Total Return
Fidelity VIP Mid Cap Service Class 2 Division	$24.44	28.56%
Invesco V.I. Small Cap Equity Series I Division	11.01	28.47
LargeCap Growth Division	14.61	18.40
LargeCap Growth I Division	20.70	19.65
LargeCap S&P 500 Index Division	11.19	–
LargeCap Value Division	–	14.11
MidCap Blend Division	–	24.12
Putnam VT Voyager Class IB Division	15.68	20.80
Real Estate Securities Division	39.08	25.70
SmallCap Blend Division	15.17	24.24
SmallCap Growth II Division	12.39	26.95
SmallCap Value I Division	28.05	26.07

Division	2009 Unit Value	2009 Total Return
AIM V.I. Small Cap Equity Series I Division	$8.57	21.39%
Asset Allocation Division	20.05	–
Diversified International Division	17.95	–
Fidelity VIP Equity-Income Initial Class Division	17.47	30.28
Fidelity VIP High Income Initial Class Division	–	44.02
Fidelity VIP Contrafund Initial Class Division	25.84	–
Fidelity VIP Mid Cap Service Class 2 Division	19.01	39.78
Government & High Quality Bond Division	18.74	–
International SmallCap Division	25.11	34.57
LargeCap Growth Division	12.34	27.09
LargeCap Growth I Division	17.30	–
LargeCap S&P 500 Index Division	9.76	26.26
MidCap Blend Division	–	33.77
MidCap Growth I Division	12.43	–
Putnam VT Voyager Class IB Division	12.98	–
Real Estate Securities Division	31.09	–
SmallCap Blend Division	12.21	22.22 and 26.78
SmallCap Growth II Division	9.76	31.71
SmallCap Value I Division	22.25	16.19

Division	2008 Unit Value	2008 Total Return
AIM V.I. Capital Appreciation Series II Division	$–	(42.57)%
AIM V.I. Core Equity Series II Division	–	(30.30)
AIM V.I. Dynamics Series I Division	–	8.28
AIM V.I. Global Health Care Series I Division	–	9.05

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

Division	2008 Unit Value	2008 Total Return
AIM V.I. International Growth Series I Division	$–	(40.40)%
AIM V.I. Small Cap Equity Series I Division	7.06	11.01
AllianceBernstein International Value Class A Division	–	(52.85) and (44.86)
AllianceBernstein Small Cap Growth Class A Division	–	(36.50)
AllianceBernstein Small/Mid Cap Value Class A Division	–	(30.22)
American Century VP Income & Growth Class II Division	–	(34.77)
American Century VP International Class II Division	–	(44.92)
American Century VP MidCap Value Class II Division	–	(24.48)
American Century VP Value Class II Division	–	6.66 and (15.84)
American Century VP Vista Class II Division	–	(41.44) and (48.73)
Asset Allocation Division	16.88	(24.81)
Balanced Division	–	(30.92)
Bond & Mortgage Securities Division	–	4.35 and (17.03)
Calvert Income Initial Shares Division	–	(9.90)
Diversified International Division	14.01	8.94, (46.20) and (37.98)
Dreyfus IP Core Value Service Shares Division	–	(35.94)
The Dreyfus Socially Responsible Growth Service Shares Division	–	(34.58)
Dreyfus VIF Appreciation Service Shares Division	–	(29.70)
DWS Dreman Small Mid Cap Value Class B Division	–	(32.94) and (26.26)
Fidelity VIP Equity-Income Initial Class Division	13.41	–
Fidelity VIP Equity-Income Service Class 2 Division	–	(42.82) and (31.74)
Fidelity VIP High Income Service Class 2 Division	–	(25.14) and (24.22)
Fidelity VIP Contrafund Initial Class Division	19.04	–
Fidelity VIP Contrafund Service Class 2 Division	–	(42.69) and (32.79)
Fidelity VIP Mid Cap Service Class 2 Division	–	(39.61) and (34.27)
Franklin Income Securities Class 2 Division	–	(29.64)
Franklin Mutual Global Discovery Class 2 Division	–	(28.43) and (17.74)
Franklin Mutual Shares Class 2 Division	–	(37.14)
Franklin Rising Dividends Class 2 Division	–	(27.09) and (20.00)
Franklin Small Cap Value Securities Class 2 Division	–	(33.03)
Franklin Small Cap Value Securities Class 2 Division	–	(33.03)
Franklin Templeton Developing Markets Class 2 Division	–	(52.73)
Franklin Templeton Foreign Securities Class 2 Division	–	(40.41)
Franklin Templeton Strategic Income Securities Class 2 Division	–	(13.70)
Goldman Sachs VIT Structured Small Cap Equity Service Class 1 Division	–	(34.05)
Government & High Quality Bond Division	17.80	3.61, (1.66) and (0.22)
International Emerging Markets Division	–	12.76 and (46.40)
International SmallCap Division	18.66	9.25 and (42.46)

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

Division	2008 Unit Value	2008 Total Return
Janus Aspen Balanced Service Shares Division	$–	(16.04)%
Janus Aspen Forty Division	–	(41.38)
Janus Aspen Overseas Service Shares Division	–	(52.25)
Janus Aspen Enterprise Service Shares Division	–	14.50
Janus Aspen Worldwide Service Shares Division	–	(44.83)
LargeCap Blend II Division	–	6.47 and (28.05)
LargeCap Growth Division	9.71	4.41
LargeCap Growth I Division	11.33	9.79, (40.62) and (33.47)
LargeCap S&P 500 Index Division	7.73	6.35 and (27.43)
MFS® VIT Global Equity Service Class Division	–	(33.98)
MFS® VIT Growth Service Class Division	–	(37.55)
MFS® VIT New Discovery Service Class Division	–	(39.49) and (33.70)
MFS® VIT Research International Service Class Division	–	(42.53)
MFS® VIT Utilities Service Class Division	–	(33.12)
MFS® VIT Value Service Class Division	–	(32.74)
MidCap Blend Division	–	9.40 and (30.61)
MidCap Growth I Division	9.20	12.92, (41.10) and (35.53)
MidCap Stock Division	–	(23.52)
MidCap Value II Division	–	15.94 and (36.77)
Money Market Division	–	2.64, 0.20 and 1.00
Neuberger Berman AMT Guardian I Class Division	–	(37.27)
Neuberger Berman AMT Partners Division	–	(52.36) and (46.49)
Neuberger Berman AMT Small Cap Growth S Class Division	–	(39.49)
Oppenheimer Main Street Small Cap Service Shares Division	–	(37.08) and (31.54)
Principal LifeTime Strategic Income Division	–	5.56
Principal LifeTime 2010 Division	–	7.27
Principal LifeTime 2040 Division	–	8.85
Principal LifeTime 2050 Division	–	8.81
Putnam VT Voyager Class IB Division	7.92	(37.04)
Real Estate Securities Division	24.12	18.76 and (32.15)
SAM Balanced Portfolio Division	–	6.96
SAM Conservative Balanced Portfolio Division	–	5.81
SAM Conservative Growth Portfolio Division	–	8.24 and (33.22)
SAM Flexible Income Portfolio Division	–	5.33
SAM Strategic Growth Portfolio Division	–	8.86
Short-Term Bond Division	–	0.61 and (7.61)
SmallCap Blend Division	9.99	–
SmallCap Growth II Division	7.41	12.44 and (34.71)

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

Division	2008 Unit Value	2008 Total Return
SmallCap Value I Division	$19.15	15.14% and (24.92)%
Summit Russell 2000 Small Cap Index Class F Division	–	(34.06) and (27.90)
Summit S&P MidCap 400 Index Class F Division	–	(36.71)
Templeton Global Bond Securities Class 2 Division	–	1.53
Van Eck Worldwide Hard Assets Initial Class Division	–	(55.69)
Vanguard VIF Mid-Cap Index Division	–	(41.81)

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder

Principal Life Insurance Company

We have audited the accompanying consolidated statements of financial position of Principal Life Insurance Company (“the Company”) as of December 31, 2012 and 2011, and the related consolidated statements of operations, comprehensive income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2012. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Principal Life Insurance Company at December 31, 2012 and 2011, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2012, in conformity with U.S generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, in response to new accounting standards, the Company changed its methods of accounting for the capitalization of deferred policy acquisition costs effective January 1, 2012, for credit derivatives embedded in beneficial interests in securitized financial assets effective July 1, 2010 and for variable interest entities effective January 1, 2010. In addition, the Company has elected to change its methods of accounting for the cost of long duration universal life and variable universal life reinsurance contracts and for the estimated gross profits of these contracts effective January 1, 2012.

/s/Ernst & Young LLP

Des Moines, Iowa

March 20, 2013

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

Principal Life Insurance Company
Consolidated Statements of Financial Position
	December 31, 2012	December 31, 2011

		(As adjusted)
	(in millions)
Assets
Fixed maturities, available-for-sale (2012 and 2011 include $194.6 million and $214.2 million related to consolidated
variable interest entities)	$47,396.3	$45,877.3
Fixed maturities, trading (2012 and 2011 include $110.4 million and $132.4 million related to consolidated variable
interest entities)	398.4	511.5
Equity securities, available-for-sale	131.3	73.5
Equity securities, trading (2012 and 2011 include $0.0 million and $207.6 million related to consolidated variable
interest entities)	131.9	312.8
Mortgage loans	10,825.4	10,132.0
Real estate	1,172.5	1,083.9
Policy loans	834.0	859.2
Other investments (2012 and 2011 include $80.3 million and $97.8 million related to consolidated variable interest
entities and $113.9 million and $97.5 million measured at fair value under the fair value option)	1,785.2	1,764.5
Total investments	62,675.0	60,614.7
Cash and cash equivalents (2012 and 2011 include $0.0 million and $317.7 million related to consolidated variable
interest entities)	2,359.1	2,454.9
Accrued investment income	576.0	604.4
Premiums due and other receivables	1,023.9	1,141.4
Deferred policy acquisition costs	2,394.7	2,197.3
Property and equipment	441.8	435.7
Goodwill	296.0	282.6
Other intangibles	158.1	157.0
Separate account assets	69,217.8	61,615.1
Other assets	929.6	883.5
Total assets	$140,072.0	$130,386.6
Liabilities
Contractholder funds	$36,774.6	$37,089.7
Future policy benefits and claims	17,906.5	16,353.1
Other policyholder funds	677.8	520.4
Short-term debt	286.7	263.7
Long-term debt	128.9	119.9
Income taxes currently payable	11.5	2.8
Deferred income taxes	443.9	78.4
Separate account liabilities	69,217.8	61,615.1
Other liabilities (2012 and 2011 include $302.9 million and $565.2 million related to consolidated variable interest
entities, of which $85.0 million and $88.4 million are measured at fair value under the fair value option)	7,023.8	6,726.3
Total liabilities	132,471.5	122,769.4

Redeemable noncontrolling interest	23.2	22.2

Stockholder's equity
Common stock, par value $1.00 per share - 5.0 million shares authorized, 2.5 million shares issued
and outstanding (wholly owned indirectly by Principal Financial Group, Inc.)	2.5	2.5
Additional paid-in capital	5,747.6	5,718.1
Retained earnings	1,167.7	1,195.0
Accumulated other comprehensive income	642.6	328.6
Total stockholder's equity attributable to Principal Life Insurance Company	7,560.4	7,244.2
Noncontrolling interest	16.9	350.8
Total stockholder's equity	7,577.3	7,595.0
Total liabilities and stockholder's equity	$140,072.0	$130,386.6

See accompanying notes.

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

Principal Life Insurance Company
Consolidated Statements of Operations

	For the year ended December 31,
	2012	2011	2010

		(As adjusted)	(As adjusted)
	(in millions)
Revenues
Premiums and other considerations	$2,934.9	$2,626.5	$3,300.3
Fees and other revenues	1,934.8	1,929.9	1,794.1
Net investment income	2,811.8	2,918.0	3,085.8
Net realized capital gains (losses), excluding impairment losses on
available-for-sale securities	190.7	91.9	(47.4)
Total other-than-temporary impairment losses on available-for-sale
securities	(135.9)	(138.3)	(297.1)
Other-than-temporary impairment losses on fixed maturities,
available-for-sale reclassified to (from) other comprehensive
income	17.3	(52.3)	56.1
Net impairment losses on available-for-sale securities	(118.6)	(190.6)	(241.0)
Net realized capital gains (losses)	72.1	(98.7)	(288.4)
Total revenues	7,753.6	7,375.7	7,891.8
Expenses
Benefits, claims and settlement expenses	4,556.6	4,034.9	4,706.5
Dividends to policyholders	197.7	210.2	219.9
Operating expenses	2,154.5	2,320.5	2,392.9
Total expenses	6,908.8	6,565.6	7,319.3
Income before income taxes	844.8	810.1	572.5
Income taxes	151.5	225.0	102.8
Net income	693.3	585.1	469.7
Net income attributable to noncontrolling interest	18.4	36.4	16.6
Net income attributable to Principal Life Insurance Company	$674.9	$548.7	$453.1

See accompanying notes.

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

Principal Life Insurance Company
Consolidated Statements of Comprehensive Income

	For the year ended December 31,
	2012	2011	2010

		(As adjusted)	(As adjusted)
	(in millions)

Net income	$693.3	$585.1	$469.7
Other comprehensive income, net:
Net unrealized gains on available-for-sale securities	505.3	207.3	1,121.4
Noncredit component of impairment losses on fixed maturities, available-for-sale	(6.7)	33.0	(33.7)
Net unrealized gains (losses) on derivative instruments	(47.0)	20.2	10.6
Foreign currency translation adjustment	(9.1)	13.0	(4.5)
Net unrecognized postretirement benefit obligation	(127.4)	(172.9)	208.0
Other comprehensive income	315.1	100.6	1,301.8
Comprehensive income	1,008.4	685.7	1,771.5
Comprehensive income attributable to noncontrolling interest	19.5	36.4	16.6
Comprehensive income attributable to Principal Life Insurance Company	$988.9	$649.3	$1,754.9

See accompanying notes.

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

Principal Life Insurance Company
Consolidated Statements of Stockholder's Equity

				Accumulated
		Additional		other		Total
	Common	paid-in	Retained	comprehensive	Noncontrolling	stockholder's
	stock	capital	earnings	income (loss)	interest	equity
	(in millions)
Balances at January 1, 2010 (as adjusted)	$2.5	$6,408.9	$483.4	$(1,109.9)	$118.0	$5,902.9
Capital contribution to parent	—	(301.8)	—	—	—	(301.8)
Stock-based compensation and
additional related tax benefits	—	37.9	(1.8)	—	—	36.1
Distributions to noncontrolling interest	—	—	—	—	(7.8)	(7.8)
Contributions from noncontrolling
interest	—	—	—	—	24.1	24.1
Effects of implementation of accounting
change related to variable
interest entities, net	—	—	(10.7)	10.7	—	—
Effects of electing fair value option for
fixed maturities upon implementation
of accounting change related to
embedded credit derivatives, net	—	—	(25.4)	25.4	—	—
Net income	—	—	453.1	—	16.6	469.7
Other comprehensive income	—	—	—	1,301.8	—	1,301.8
Balances at December 31, 2010 (as adjusted)	2.5	6,145.0	898.6	228.0	150.9	7,425.0
Capital contribution to parent	—	(458.8)	—	—	—	(458.8)
Stock-based compensation and additional related
tax benefits	—	31.9	(2.3)	—	—	29.6
Dividends to parent	—	—	(250.0)	—	—	(250.0)
Distributions to noncontrolling interest	—	—	—	—	(9.8)	(9.8)
Contributions from noncontrolling interest	—	—	—	—	174.6	174.6
Purchase of subsidiary shares from noncontrolling interest	—	—	—	—	(1.1)	(1.1)
Net income (excludes $0.2 million attributable to redeemable
noncontrolling interests)	—	—	548.7	—	36.2	584.9
Other comprehensive income	—	—	—	100.6	—	100.6
Balances at December 31, 2011 (as adjusted)	2.5	5,718.1	1,195.0	328.6	350.8	7,595.0
Capital contribution to parent	—	(14.4)	—	—	—	(14.4)
Stock-based compensation and additional related
tax benefits	—	43.9	(2.2)	—	—	41.7
Dividends to parent	—	—	(700.0)	—	—	(700.0)
Distributions to noncontrolling interest	—	—	—	—	(10.7)	(10.7)
Contributions from noncontrolling interest	—	—	—	—	12.6	12.6
Deconsolidation of certain variable interest entities	—	—	—	—	(353.2)	(353.2)
Net income (excludes $1.0 million attributable to redeemable
noncontrolling interests)	—	—	674.9	—	17.4	692.3
Other comprehensive income (excludes $1.1 million
attributable to redeemable noncontrolling interest)	—	—	—	314.0	—	314.0
Balances at December 31, 2012	$2.5	$5,747.6	$1,167.7	$642.6	$16.9	$7,577.3

See accompanying notes.

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

Principal Life Insurance Company
Consolidated Statements of Cash Flows

	For the year ended December 31,
	2012	2011	2010

		(As adjusted)	(As adjusted)
	(in millions)
Operating activities
Net income	$693.3	$585.1	$469.7
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of deferred policy acquisition costs	82.3	262.9	265.0
Additions to deferred policy acquisition costs	(393.6)	(316.9)	(300.9)
Accrued investment income	28.4	51.3	26.0
Net cash flows for trading securities	88.9	75.8	78.8
Premiums due and other receivables	75.8	(129.8)	(91.4)
Contractholder and policyholder liabilities and dividends	1,814.5	723.0	1,085.5
Current and deferred income taxes	2.7	52.6	12.2
Net realized capital (gains) losses	(72.1)	98.7	288.4
Depreciation and amortization expense	103.1	93.0	139.1
Mortgage loans held for sale, sold or repaid, net of gain	74.9	17.7	1.7
Real estate acquired through operating activities	(46.4)	(37.4)	—
Real estate sold through operating activities	41.2	138.5	116.5
Stock-based compensation	41.9	29.6	36.2
Other	663.0	1,506.7	621.2
Net adjustments	2,504.6	2,565.7	2,278.3
Net cash provided by operating activities	3,197.9	3,150.8	2,748.0
Investing activities
Available-for-sale securities:
Purchases	(7,986.7)	(6,406.7)	(6,442.4)
Sales	1,193.3	692.3	1,491.6
Maturities	6,383.8	5,490.1	4,783.0
Mortgage loans acquired or originated	(2,442.9)	(1,397.7)	(1,189.8)
Mortgage loans sold or repaid	1,545.4	1,597.9	1,678.4
Real estate acquired	(151.8)	(129.9)	(53.8)
Net purchases of property and equipment	(29.6)	(50.3)	(9.8)
Net change in other investments	(31.0)	(50.5)	(15.1)
Net cash provided by (used in) investing activities	(1,519.5)	(254.8)	242.1
Financing activities
Proceeds from financing element derivatives	51.8	75.9	79.3
Payments for financing element derivatives	(49.9)	(46.5)	(46.5)
Excess tax benefits from share-based payment arrangements	7.9	1.5	0.8
Capital distributions to parent	(14.8)	(506.5)	(301.8)
Dividends paid to parent	(700.0)	(250.0)	—
Issuance of long-term debt	9.4	—	—
Principal repayments of long-term debt	(0.4)	(0.5)	(0.4)
Net proceeds from (repayments of) short-term borrowings	23.0	(30.7)	(17.7)
Investment contract deposits	6,401.2	5,868.6	4,099.9
Investment contract withdrawals	(7,519.8)	(7,076.7)	(7,343.3)
Net increase (decrease) in banking operation deposits	32.0	(18.5)	46.2
Other	(14.6)	(4.5)	(4.3)
Net cash used in financing activities	(1,774.2)	(1,987.9)	(3,487.8)
Net increase (decrease) in cash and cash equivalents	(95.8)	908.1	(497.7)
Cash and cash equivalents at beginning of period	2,454.9	1,546.8	2,044.5
Cash and cash equivalents at end of period	$2,359.1	$2,454.9	$1,546.8

Supplemental Information:
Cash paid for interest	$10.1	$37.3	$10.7
Cash paid for income taxes	$117.5	$168.6	$88.6

See accompanying notes.

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

1. Nature of Operations and Significant Accounting Policies

Description of Business

                Principal Life Insurance Company (“Principal Life”) along with its consolidated subsidiaries is a diversified financial services organization engaged in promoting retirement savings and investment and insurance products and services in the U.S. We are a direct wholly owned subsidiary of Principal Financial Services, Inc. (“PFSI”), which in turn is a direct wholly owned subsidiary of Principal Financial Group, Inc. (“PFG”).

Basis of Presentation

The accompanying consolidated financial statements include the accounts of Principal Life and all other entities in which we directly or indirectly have a controlling financial interest as well as those variable interest entities (“VIEs”) in which we are the primary beneficiary. Entities in which we have significant management influence over the operating and financing decisions but are not required to consolidate are reported using the equity method. The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). All significant intercompany accounts and transactions have been eliminated.

We have evaluated subsequent events through March 20, 2013, which was the date our consolidated financial statements were issued.

Reclassifications have been made to prior period financial statements to conform to the December 31, 2012, presentation.

Closed Block

                We operate a closed block (“Closed Block”) for the benefit of individual participating dividend‑paying policies in force at the time of the 1998 mutual insurance holding company (“MIHC”) formation. See 7, Closed Block, for further details.

Accounting Changes

In October 2010, the Financial Accounting Standards Board (“FASB”) issued authoritative guidance that modifies the definition of the types of costs incurred by insurance entities that can be capitalized in the successful acquisition of new or renewal insurance contracts. Capitalized costs should include incremental direct costs of contract acquisition, as well as certain costs related directly to acquisition activities such as underwriting, policy issuance and processing, medical and inspection and sales force contract selling. This guidance was effective for us on January 1, 2012, and we adopted the guidance retrospectively.

Effective January 1, 2012, we elected to change our methods of accounting for the cost of long duration universal life and variable universal life reinsurance contracts and for the estimated gross profits (“EGPs”) of these contracts. These changes are collectively referred to as the “Reinsurance Accounting Change”. Under our previous method, we recognized all reinsurance cash flows as part of the net cost of reinsurance and amortized this balance over the estimated lives of the underlying policies in proportion to the pattern of EGPs on the underlying policies. Under the new method, any difference between actual and expected reinsurance cash flows is recognized in earnings immediately instead of being deferred and amortized over the life of the underlying policies. In conjunction with this change, we also changed our policy for determining EGPs relating to these contracts to include the difference between actual and expected reinsurance cash flows, where previously these effects had not been included. We adopted the new policies because we believe that they better reflect the economics of our reinsurance transactions by accounting for direct claims and related reinsurance recoveries in the same period. In addition, the new policies are consistent with our intent to purchase reinsurance to protect us against large and unexpected claims.

Comparative amounts from prior periods have been adjusted to apply the new deferred policy acquisition cost (“DPAC”) guidance (“DPAC Guidance”) and the Reinsurance Accounting Change retrospectively in these financial statements.

Our retrospective adoption of the DPAC Guidance and the Reinsurance Accounting Change resulted in reductions to the opening balances of retained earnings and accumulated other comprehensive income (“AOCI”) as of January 1, 2010, as shown in the following table.

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

		Attributed to
	Impact on opening balance as of January 1, 2010	DPAC Guidance	Reinsurance Accounting Change
	(in millions)
Retained earnings	$ (540.9)	$ (520.1)	$ (20.8)
Accumulated other comprehensive income	(23.1)	(23.2)	0.1

The following tables show the prior period financial statement line items that were affected by the DPAC Guidance and the Reinsurance Accounting Change.

Consolidated Statements of Financial Position

	December 31, 2011
				Change attributed to
		As			Reinsurance
	As	originally	Effect of	DPAC	Accounting
	adjusted	reported	change	Guidance	Change (1)

	(in millions)
Assets
Premiums due and other receivables	$1,141.4	$1,190.1	$(48.7)	$—	$(48.7)
Deferred policy acquisition costs	2,197.3	3,034.5	(837.2)	(836.1)	(1.1)

Liabilities
Future policy benefits and claims	16,353.1	16,350.6	2.5	—	2.5
Other policyholder funds	520.4	515.5	4.9	7.0	(2.1)
Deferred income taxes	78.4	391.1	(312.7)	(295.1)	(17.6)

Stockholders' equity
Retained earnings	1,195.0	1,826.0	(631.0)	(597.8)	(33.2)
Accumulated other comprehensive income	328.6	278.0	50.6	50.0	0.6

Consolidated Statements of Operations

	For the year ended December 31, 2011
				Change attributed to
		As			Reinsurance
	As	originally	Effect of	DPAC	Accounting
	adjusted	reported	change	Guidance	Change (1)

	(in millions)
Revenue
Fees and other revenues	$1,929.9	$1,968.3	$(38.4)	$0.7	$(39.1)

Expenses
Benefits, claims and settlement expenses	4,034.9	3,872.4	162.5	(0.1)	162.6
Operating expenses	2,320.5	2,433.4	(112.9)	8.8	(121.7)

Income before income taxes	810.1	898.1	(88.0)	(8.0)	(80.0)
Income taxes	225.0	255.8	(30.8)	(2.8)	(28.0)
Net income	$585.1	$642.3	$(57.2)	$(5.2)	$(52.0)

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

	For the year ended December 31, 2010
				Change attributed to
		As			Reinsurance
	As	originally	Effect of	DPAC	Accounting
	adjusted	reported	change	Guidance	Change

	(in millions)
Revenue
Fees and other revenues	$1,794.1	$1,755.1	$39.0	$1.8	$37.2

Expenses
Benefits, claims and settlement expenses	4,706.5	4,840.6	(134.1)	0.1	(134.2)
Operating expenses	2,392.9	2,169.4	223.5	112.9	110.6

Income before income taxes	572.5	622.9	(50.4)	(111.2)	60.8
Income taxes	102.8	120.4	(17.6)	(38.9)	21.3
Net income	$469.7	$502.5	$(32.8)	$(72.3)	$39.5

  In the second quarter of 2011, we made various routine adjustments to our model and assumptions in our individual life insurance business. When we updated our actuarial models for the Reinsurance Accounting Change, several of the components of our integrated insurance accounting model were impacted, resulting in changes to various balance sheet and income statement line items. While the same model and assumptions were used to derive both the “as originally reported” and “as adjusted” balances, the financial statement impacts of the model and assumption changes upon adjustment were different than previously reported because of changes to the pattern of EGPs caused by the application of our Reinsurance Accounting Change.

The following tables show the impact of the Reinsurance Accounting Change on the current period financial statements.

Consolidated Statements of Financial Position

	December 31, 2012
	New	Former	Effect of
	reinsurance	reinsurance	Reinsurance
	accounting	accounting	Accounting
	method	method	Change

	(in millions)
Assets
Premiums due and other receivables	$1,023.9	$1,057.1	$(33.2)
Deferred policy acquisition costs	2,394.7	2,374.1	20.6

Liabilities
Future policy benefits and claims	17,906.5	17,907.3	(0.8)
Other policyholder funds	677.8	672.0	5.8
Deferred income taxes	443.9	450.0	(6.1)

Stockholder's equity
Retained earnings	1,167.7	1,206.4	(38.7)
Accumulated other comprehensive income	642.6	615.4	27.2

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

Consolidated Statements of Operations

	For the year ended December 31, 2012
	New	Former	Effect of
	reinsurance	reinsurance	Reinsurance
	accounting	accounting	Accounting
	method	method	Change

	(in millions)
Revenue
Fees and other revenues	$1,934.8	$1,943.8	$(9.0)

Expenses
Benefits, claims and settlement expenses	4,556.6	4,531.6	25.0
Operating expenses	2,154.5	2,180.1	(25.6)

Income before income taxes	844.8	853.2	(8.4)
Income taxes	151.5	154.4	(2.9)
Net income	$693.3	$698.8	$(5.5)

Certain of the current and prior period line items in the consolidated statements of cash flows, stockholders’ equity and comprehensive income were affected by the DPAC Guidance and the Reinsurance Accounting Change. All of the line item changes in the consolidated statements of cash flows were included in the operating activities section and the changes in the consolidated statements of stockholders’ equity and consolidated statements of comprehensive income have largely been addressed through the preceding disclosures.

Recent Accounting Pronouncements

In July 2012, the FASB issued authoritative guidance that amends how indefinite-lived intangible assets are tested for impairment. The amendments provide an option to perform a qualitative assessment to determine whether it is necessary to perform the annual fair value calculation impairment test. This new guidance is effective for our 2013 indefinite-lived intangible asset impairment testing and is not expected to have a material impact on our consolidated financial statements.

In December 2011, the FASB issued authoritative guidance related to balance sheet offsetting. The new guidance requires disclosures about assets and liabilities that are offset or have the potential to be offset. These disclosures are intended to address differences in the asset and liability offsetting requirements under U.S. GAAP and International Financial Reporting Standards. This new guidance will be effective for us for interim and annual reporting periods beginning January 1, 2013, with retrospective application required and is not expected to have a material impact on our consolidated financial statements.

Also in December 2011, the FASB issued authoritative guidance that requires a reporting entity to follow the real estate sales guidance when the reporting entity ceases to have a controlling financial interest in a subsidiary that is in-substance real estate as a result of a default on the subsidiary’s nonrecourse debt. This guidance will be effective for us on January 1, 2013, and is not expected to have a material impact on our consolidated financial statements.

In September 2011, the FASB issued authoritative guidance that amends how goodwill is tested for impairment. The amendments provide an option to perform a qualitative assessment to determine whether it is necessary to perform the annual two-step quantitative goodwill impairment test. This guidance was effective for our 2012 goodwill impairment test and did not have a material impact on our consolidated financial statements.

In June 2011, the FASB issued authoritative guidance that changes the presentation of comprehensive income in the financial statements. The new guidance eliminates the presentation options contained in current guidance and instead requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements that show the components of net income and other comprehensive income (“OCI”), including adjustments for items that are reclassified from other comprehensive income to net income. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. In December 2011, the FASB issued a final standard to defer the new requirement to present classification adjustments out of OCI to net income on the face of the financial statements. All other requirements contained in the original statement on comprehensive income are still effective. This guidance was effective for us on January 1, 2012, and did not have a material impact on our consolidated financial statements. The required disclosures are included in our consolidated financial statements. See Note 14, Stockholder’s Equity, for further details.

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

                In May 2011, the FASB issued authoritative guidance that clarifies and changes fair value measurement and disclosure requirements. This guidance expands existing disclosure requirements for fair value measurements and makes other amendments but does not require additional fair value measurements. This guidance was effective for us on January 1, 2012, and did not have a material impact on our consolidated financial statements. See Note 15, Fair Value Measurements, for further details.

In April 2011, the FASB issued authoritative guidance that modifies the criteria for determining when repurchase agreements would be accounted for as secured borrowings as opposed to sales. The guidance was effective for us on January 1, 2012, for new transfers and modifications to existing transactions. This guidance did not have a material impact on our consolidated financial statements.

Also in April 2011, the FASB issued authoritative guidance which clarifies when creditors should classify a loan modification as a troubled debt restructuring (“TDR”). A TDR occurs when a creditor grants a concession to a debtor experiencing financial difficulties. Loans denoted as a TDR are considered impaired and are specifically reserved for when calculating the allowance for credit losses. This guidance also ended the indefinite deferral issued in January 2011 surrounding new disclosures on loans classified as a TDR required as part of the credit quality disclosures guidance issued in July 2010. This guidance was effective for us on July 1, 2011, and was applied retrospectively to restructurings occurring on or after January 1, 2011. This guidance did not have a material impact on our consolidated financial statements. See Note 5, Investments, for further details.

In July 2010, the FASB issued authoritative guidance that requires new and expanded disclosures related to the credit quality of financing receivables and the allowance for credit losses. Reporting entities are required to provide qualitative and quantitative disclosures on the allowance for credit losses, credit quality, impaired loans, modifications and nonaccrual and past due financing receivables. The disclosures are required to be presented on a disaggregated basis by portfolio segment and class of financing receivable. Disclosures required by the guidance that relate to the end of a reporting period were effective for us in our December 31, 2010, consolidated financial statements. Disclosures required by the guidance that relate to an activity that occurs during a reporting period were effective for us on January 1, 2011, and did not have a material impact on our consolidated financial statements. See Note 5, Investments, for further details.

In April 2010, the FASB issued authoritative guidance addressing how investments held through the separate accounts of an insurance entity affect the entity’s consolidation analysis. This guidance clarifies that an insurance entity should not consider any separate account interests held for the benefit of policyholders in an investment to be the insurer’s interests and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation. This guidance was effective for us on January 1, 2011, and did not have a material impact on our consolidated financial statements.

In March 2010, the FASB issued authoritative guidance that amends and clarifies the guidance on evaluation of credit derivatives embedded in beneficial interests in securitized financial assets, including asset-backed securities (“ABS”), credit-linked notes, collateralized loan obligations and collateralized debt obligations (“CDOs”). This guidance eliminates the scope exception for bifurcation of embedded credit derivatives in interests in securitized financial assets, unless they are created solely by subordination of one financial instrument to another. We adopted this guidance effective July 1, 2010, and within the scope of this guidance reclassified fixed maturities with a fair value of $75.3 million from available-for-sale to trading. The cumulative change in accounting principle related to unrealized losses on these fixed maturities resulted in a net $25.4 million decrease to retained earnings, with a corresponding increase to AOCI.

In January 2010, the FASB issued authoritative guidance that requires new disclosures related to fair value measurements and clarifies existing disclosure requirements about the level of disaggregation, inputs and valuation techniques. Specifically, reporting entities now must disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers. In addition, in the reconciliation for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances and settlements. The guidance clarifies that a reporting entity needs to use judgment in determining the appropriate classes of assets and liabilities for disclosure of fair value measurement, considering the level of disaggregated information required by other applicable U.S. GAAP guidance and should also provide disclosures about the valuation techniques and inputs used to measure fair value for each class of assets and liabilities. This guidance was effective for us on January 1, 2010, except for the disclosures about purchases, sales, issuances and settlements in the reconciliation for Level 3 fair value measurements, which were effective for us on January 1, 2011. This guidance did not have a material impact on our consolidated financial statements. See Note 15, Fair Value Measurements, for further details.

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

In June 2009, the FASB issued authoritative guidance related to the accounting for VIEs, which amends prior guidance and requires an enterprise to perform an analysis to determine whether the enterprise’s variable interest or interests give it a controlling financial interest in a VIE. This analysis identifies the primary beneficiary of a VIE as the enterprise with (1) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (2) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. In addition, this guidance requires ongoing reassessments of whether an enterprise is the primary beneficiary of a VIE. Furthermore, we are required to enhance disclosures that will provide users of financial statements with more transparent information about an enterprise’s involvement in a VIE. We adopted this guidance prospectively effective January 1, 2010. Due to the implementation of this guidance, certain previously unconsolidated VIEs were consolidated and certain previously consolidated VIEs were deconsolidated. The cumulative change in accounting principle from adopting this guidance resulted in a net $10.7 million decrease to retained earnings and a net $10.7 million increase to AOCI. In February 2010, the FASB issued an amendment to this guidance. The amendment indefinitely defers the consolidation requirements for reporting enterprises’ interests in entities that have the characteristics of investment companies and regulated money market funds. This amendment was effective January 1, 2010, and did not have a material impact to our consolidated financial statements. The required disclosures are included in our consolidated financial statements. See Note 4, Variable Interest Entities, for further details.

In June 2009, the FASB issued authoritative guidance to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its ﬁnancial reports about a transfer of ﬁnancial assets; the effects of a transfer on its ﬁnancial position, ﬁnancial performance and cash ﬂows; and a transferor’s continuing involvement in transferred ﬁnancial assets. The most significant change is the elimination of the concept of a qualifying special-purpose entity (“QSPE”). Therefore, former QSPEs, as defined under previous accounting standards, should be evaluated for consolidation by reporting entities on and after the effective date in accordance with the applicable consolidation guidance. This guidance was effective for us on January 1, 2010, and did not have a material impact on our consolidated financial statements.

Use of Estimates in the Preparation of Financial Statements

                The preparation of our consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes. The most critical estimates include those used in determining:

•         the fair value of investments in the absence of quoted market values;

•         investment impairments and valuation allowances;

•         the fair value of and accounting for derivatives;

•         the DPAC and other actuarial balances where the amortization is based on estimated gross profits;

•         the measurement of goodwill, indefinite lived intangible assets, finite lived intangible assets and related impairments or amortization, if any;

•         the liability for future policy benefits and claims;

•         the value of our pension and other postretirement benefit obligations and

•         accounting for income taxes and the valuation of deferred tax assets.

A description of such critical estimates is incorporated within the discussion of the related accounting policies that follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to our businesses and operations. Actual results could differ from these estimates.

Cash and Cash Equivalents

                Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Investments

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

Fixed maturities include bonds, ABS, redeemable preferred stock and certain nonredeemable preferred stock. Equity securities include mutual funds, common stock and nonredeemable preferred stock. We classify fixed maturities and equity securities as either available-for-sale or trading at the time of the purchase and, accordingly, carry them at fair value. See Note 15, Fair Value Measurements, for methodologies related to the determination of fair value. Unrealized gains and losses related to available-for-sale securities, excluding those in fair value hedging relationships, are reflected in stockholder’s equity, net of adjustments related to DPAC, sales inducements, unearned revenue reserves, policyholder liabilities, derivatives in cash flow hedge relationships and applicable income taxes. Unrealized gains and losses related to hedged portions of available-for-sale securities in fair value hedging relationships and mark-to-market adjustments on certain trading securities are reflected in net realized capital gains (losses). We also have a minimal amount of assets within trading securities portfolios that support investment strategies that involve the active and frequent purchase and sale of fixed maturities. Mark-to-market adjustments related to these trading securities are reflected in net investment income.

                The cost of fixed maturities is adjusted for amortization of premiums and accrual of discounts, both computed using the interest method. The cost of fixed maturities and equity securities classified as available-for-sale is adjusted for declines in value that are other than temporary. Impairments in value deemed to be other than temporary are primarily reported in net income as a component of net realized capital gains (losses), with noncredit impairment losses for certain fixed maturities, available-for-sale reported in OCI. Interest income, as well as prepayment fees and the amortization of the related premium or discount, is reported in net income. For loan-backed and structured securities, we recognize income using a constant effective yield based on currently anticipated cash flows.

                Real estate investments are reported at cost less accumulated depreciation. The initial cost basis of properties acquired through loan foreclosures are the lower of the fair market values of the properties at the time of foreclosure or the outstanding loan balance. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. We recognize impairment losses for properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost basis of the properties are reduced to fair value. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. The carrying amount of real estate held for sale was $80.0 million and $36.6 million as of December 31, 2012 and 2011, respectively. Any impairment losses and any changes in valuation allowances are reported in net income.

                Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan’s contractual interest rate. Interest income, as well as prepayment of fees and the amortization of the related premium or discount, is reported in net investment income. Any changes in the valuation allowances are reported in net income as net realized capital gains (losses). We measure impairment based upon the difference between carrying value and estimated value less cost to sell. Estimated value is based on either the present value of expected cash flows discounted at the loan's effective interest rate, the loan's observable market price or the fair value of the collateral. If foreclosure is probable, the measurement of any valuation allowance is based upon the fair value of the collateral.

Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. In general, in addition to realized capital gains and losses on investment sales and periodic settlements on derivatives not designated as hedges, we report gains and losses related to the following in net realized capital gains (losses): other-than-temporary impairments of securities and subsequent realized recoveries, mark-to-market adjustments on certain trading securities, mark-to-market adjustments on certain seed money investments, fair value hedge and cash flow hedge ineffectiveness, mark-to-market adjustments on derivatives not designated as hedges, changes in the mortgage loan valuation allowance provision and impairments of real estate held for investment. Investment gains and losses on sales of certain real estate held for sale that do not meet the criteria for classification as a discontinued operation and mark-to-market adjustments on trading securities that support investment strategies that involve the active and frequent purchase and sale of fixed maturities are reported as net investment income and are excluded from net realized capital gains (losses).

                Policy loans and other investments, excluding investments in unconsolidated entities and commercial mortgage loans of consolidated VIEs for which the fair value option was elected, are primarily reported at cost.

Derivatives

                Overview. Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices or the values of securities. Derivatives generally used by us include interest rate swaps, interest rate collars, swaptions, futures, currency swaps, credit default swaps, options and total return swaps. Derivatives may be exchange traded or contracted in the over-the-counter market. Derivative positions are either assets or liabilities in the consolidated statements of financial position and are measured at fair value, generally by obtaining quoted market prices or through the use of pricing models. See Note 15, Fair Value Measurements, for policies related to the determination of fair value. Fair values can be affected by changes in interest rates, foreign exchange rates, financial indices, values of securities, credit spreads, and market volatility and liquidity.

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

                Accounting and Financial Statement Presentation. We designate derivatives as either:

(a)           a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, including those denominated in a foreign currency (“fair value hedge”);

(b)           a hedge of a forecasted transaction or the exposure to variability of cash flows to be received or paid related to a recognized asset or liability, including those denominated in a foreign currency (“cash flow hedge”) or

(c)           a derivative not designated as a hedging instrument.

                Our accounting for the ongoing changes in fair value of a derivative depends on the intended use of the derivative and the designation, as described above, and is determined when the derivative contract is entered into or at the time of redesignation. Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce our exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period.

Fair Value Hedges. When a derivative is designated as a fair value hedge and is determined to be highly effective, changes in its fair value, along with changes in the fair value of the hedged asset, liability or firm commitment attributable to the hedged risk, are reported in net realized capital gains (losses). Any difference between the net change in fair value of the derivative and the hedged item represents hedge ineffectiveness.

                Cash Flow Hedges. When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded as a component of OCI. Any hedge ineffectiveness is recorded immediately in net income. At the time the variability of cash flows being hedged impacts net income, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in net income.

                Non-Hedge Derivatives. If a derivative does not qualify or is not designated for hedge accounting, all changes in fair value are reported in net income without considering the changes in the fair value of the economically associated assets or liabilities.

                Hedge Documentation and Effectiveness Testing. At inception, we formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. This process includes associating all derivatives designated as fair value or cash flow hedges with specific assets or liabilities on the statement of financial position or with specific firm commitments or forecasted transactions. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative is highly effective and qualifies for hedge accounting treatment, the hedge might have some ineffectiveness.

                We use qualitative and quantitative methods to assess hedge effectiveness. Qualitative methods may include monitoring changes to terms and conditions and counterparty credit ratings. Quantitative methods may include statistical tests including regression analysis and minimum variance and dollar offset techniques.

                Termination of Hedge Accounting. We prospectively discontinue hedge accounting when (1) the criteria to qualify for hedge accounting is no longer met, e.g., a derivative is determined to no longer be highly effective in offsetting the change in fair value or cash flows of a hedged item; (2) the derivative expires, is sold, terminated or exercised or (3) we remove the designation of the derivative being the hedging instrument for a fair value or cash flow hedge.

                If it is determined that a derivative no longer qualifies as an effective hedge, the derivative will continue to be carried on the consolidated statements of financial position at its fair value, with changes in fair value recognized prospectively in net realized capital gains (losses). The asset or liability under a fair value hedge will no longer be adjusted for changes in fair value pursuant to hedging rules and the existing basis adjustment is amortized to the consolidated statements of operations line associated with the asset or liability. The component of OCI related to discontinued cash flow hedges that are no longer highly effective is amortized to the consolidated statements of operations consistent with the net income impacts of the original hedged cash flows. If a cash flow hedge is discontinued because it is probable the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from OCI into net income.

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

                Embedded Derivatives. We purchase and issue certain financial instruments and products that contain a derivative that is embedded in the financial instrument or product. We assess whether this embedded derivative is clearly and closely related to the asset or liability that serves as its host contract. If we deem that the embedded derivative's terms are not clearly and closely related to the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the derivative is bifurcated from that contract and held at fair value on the consolidated statements of financial position, with changes in fair value reported in net income.

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

Contractholder and Policyholder Liabilities

                Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims and other policyholder funds) include reserves for investment contracts and reserves for universal life, term life insurance, participating traditional individual life insurance, group life insurance, accident and health insurance and disability income policies, as well as a provision for dividends on participating policies.

                Investment contracts are contractholders' funds on deposit with us and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges and withdrawals plus credited interest. Reserves for universal life insurance contracts are equal to cumulative deposits less charges plus credited interest, which represents the account balances that accrue to the benefit of the policyholders.

We hold additional reserves on certain long duration contracts where benefit features result in gains in early years followed by losses in later years, universal life/variable universal life contracts that contain no lapse guarantee features, or annuities with guaranteed minimum death benefits.

                Reserves for nonparticipating term life insurance and disability income contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally varies by plan, year of issue and policy duration. Investment yield is based on our experience. Mortality, morbidity and withdrawal rate assumptions are based on our experience and are periodically reviewed against both industry standards and experience.

                Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rates and mortality rates guaranteed in calculating the cash surrender values described in the contract.

                Participating business represented approximately 13%, 15% and 16% of our life insurance in force and 47%, 50% and 53% of the number of life insurance policies in force at December 31, 2012, 2011 and 2010, respectively. Participating business represented approximately 61%, 65% and 67% of life insurance premiums for the years ended December 31, 2012, 2011 and 2010, respectively. The amount of dividends to policyholders is declared annually by our Board of Directors. The amount of dividends to be paid to policyholders is determined after consideration of several factors including interest, mortality, morbidity and other expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by us. At the end of the reporting period, we established a dividend liability for the pro rata portion of the dividends expected to be paid on or before the next policy anniversary date.

                Some of our policies and contracts require payment of fees or other policyholder assessments in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue liabilities upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

                The liability for unpaid accident and health claims is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, we believe that the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in net income.

Recognition of Premiums and Other Considerations, Fees and Other Revenues and Benefits

                Traditional individual life insurance products include those products with fixed and guaranteed premiums and benefits and consist principally of whole life and term life insurance policies. Premiums from these products are recognized as premium revenue when due. Related policy benefits and expenses for individual life products are associated with earned premiums and result in the recognition of profits over the expected term of the policies and contracts.

                Immediate annuities with life contingencies include products with fixed and guaranteed annuity considerations and benefits and consist principally of group and individual single premium annuities with life contingencies. Annuity considerations from these products are recognized as revenue. However, the collection of these annuity considerations does not represent the completion of the earnings process, as we establish annuity reserves, using estimates for mortality and investment assumptions, which include provision for adverse deviation as required by U.S. GAAP. We anticipate profits to emerge over the life of the annuity products as we earn investment income, pay benefits and release reserves.

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

                Group life and health insurance premiums are generally recorded as premium revenue over the term of the coverage. Certain group contracts contain experience premium refund provisions based on a pre-defined formula that reflects their claim experience. Experience premium refunds reduce revenue over the term of the coverage and are adjusted to reflect current experience. Related policy benefits and expenses for group life and health insurance products are associated with earned premiums and result in the recognition of profits over the term of the policies and contracts. Fees for contracts providing claim processing or other administrative services are recorded as revenue over the period the service is provided.

                Universal life-type policies are insurance contracts with terms that are not fixed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values and investment income. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

                Investment contracts do not subject us to significant risks arising from policyholder mortality or morbidity and consist primarily of guaranteed investment contracts (“GICs”), funding agreements and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.

                Fees and other revenues are earned for asset management services provided to retail and institutional clients based largely upon contractual rates applied to the market value of the client's portfolio. Additionally, fees and other revenues are earned for administrative services performed including recordkeeping and reporting services for retirement savings plans. Fees and other revenues received for performance of asset management and administrative services are recognized as revenue when earned, typically when the service is performed.

Deferred Policy Acquisition Costs

Incremental direct costs of contract acquisition as well as certain costs directly related to acquisition activities (underwriting, policy issuance and processing, medical and inspection and sales force contract selling) for the successful acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Maintenance costs and acquisition costs that are not deferrable are charged to operations as incurred.

DPAC for universal life-type insurance contracts, participating life insurance policies and certain investment contracts are being amortized over the lives of the policies and contracts in relation to the emergence of EGPs or, in certain circumstances, estimated gross revenues. This amortization is adjusted in the current period when EGPs or estimated gross revenues are revised. For individual variable life insurance, individual variable annuities and group annuities that have separate account U.S. equity investment options, we utilize a mean reversion method (reversion to the mean assumption), a common industry practice, to determine the future domestic equity market growth assumption used for the amortization of DPAC. The DPAC of nonparticipating term life insurance and individual disability policies are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities.

DPAC are subject to recoverability testing at the time of policy issue and loss recognition testing on an annual basis, or when an event occurs that may warrant loss recognition. If loss recognition is necessary, DPAC would be written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.

Deferred Policy Acquisition Costs on Internal Replacements

All insurance and investment contract modifications and replacements are reviewed to determine if the internal replacement results in a substantially changed contract. If so, the acquisition costs, sales inducements and unearned revenue associated with the new contract are deferred and amortized over the lifetime of the new contract. In addition, the existing DPAC, sales inducement costs and unearned revenue balances associated with the replaced contract are written off. If an internal replacement results in a substantially unchanged contract, the acquisition costs, sales inducements and unearned revenue associated with the new contract are immediately recognized in the period incurred. In addition, the existing DPAC, sales inducement costs or unearned revenue balance associated with the replaced contract is not written off, but instead is carried over to the new contract.

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

Long-Term Debt

                Long-term debt includes notes payable, nonrecourse mortgages and other debt with a maturity date greater than one year at the date of issuance. Current maturities of long-term debt are classified as long-term debt in our statement of financial position.

Reinsurance

We enter into reinsurance agreements with other companies in the normal course of business. We may assume reinsurance from or cede reinsurance to other companies. Assets and liabilities related to reinsurance ceded are reported on a gross basis. Premiums and expenses are reported net of reinsurance ceded. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. At December 31, 2012 and 2011, our largest exposures to a single third-party reinsurer in our individual life insurance business was $29.7 billion and $25.3 billion of life insurance in force, representing 18% and 16% of total net individual life insurance in force, respectively. The reinsurance recoverable related to this single third party reinsurer recorded in our consolidated statements of financial position was $26.1 million and $22.6 million at December 31, 2012 and 2011, respectively.

                The effects of reinsurance on premiums and other considerations and policy and contract benefits were as follows:

	For the year ended December 31,
	2012	2011	2010

	(in millions)
Premiums and other considerations:
Direct	$3,212.1	$2,913.3	$3,595.5
Assumed	59.3	30.1	11.9
Ceded	(336.5)	(316.9)	(307.1)
Net premiums and other considerations	$2,934.9	$2,626.5	$3,300.3

Benefits, claims and settlement expenses:
Direct	4,575.5	4,280.6	4,954.4
Assumed	157.9	96.5	56.5
Ceded	(176.8)	(342.2)	(304.4)
Net benefits, claims and settlement expenses	$4,556.6	$4,034.9	$4,706.5

Separate Accounts

                The separate account assets presented in the consolidated financial statements represent the fair value of funds that are separately administered by us for contracts with equity, real estate and fixed income investments. The separate account contract owner, rather than us, bears the investment risk of these funds. The separate account assets are legally segregated and are not subject to claims that arise out of any of our other business. We receive fees for mortality, withdrawal and expense risks, as well as administrative, maintenance and investment advisory services that are included in the consolidated statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses on the separate accounts are not reflected in the consolidated statements of operations.

At December 31, 2012 and December 31, 2011, the separate accounts include a separate account valued at $148.3 million and $146.5 million, respectively, which primarily includes shares of PFG stock that were allocated and issued to eligible participants of qualified employee benefit plans administered by us as part of the policy credits issued under Principal Mutual Holding Company’s 2001 demutualization. The separate account shares are recorded at fair value and are reported as separate account assets with a corresponding separate account liability to eligible participants of the qualified plan. Changes in fair value of the separate account shares are reflected in both the separate account assets and separate account liabilities and do not impact our results of operations.

Income Taxes

Principal Life Insurance Company

Variable Life Separate Account

Notes to Financial Statements

December 31, 2012

                Our ultimate parent, PFG, files a U.S. consolidated income tax return that includes all of our qualifying subsidiaries. In addition, we file income tax returns in all states in which we conduct business. PFG allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. We are taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to net income based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities and net operating losses using enacted income tax rates and laws. The effect on deferred income tax assets and deferred income tax liabilities of a change in tax rates is recognized in operations in the period in which the change is enacted.

Goodwill and Other Intangibles

Goodwill and other intangible assets include the cost of acquired subsidiaries in excess of the fair value of the net tangible assets recorded in connection with acquisitions. Goodwill and indefinite‑lived intangible assets are not amortized. Rather, they are tested for impairment during the fourth quarter each year, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Goodwill is tested at the reporting unit level to which it was assigned. A reporting unit is an operating segment or a business one level below that operating segment, if financial information is prepared and regularly reviewed by management at that level. Once goodwill has been assigned to a reporting unit, it is no longer associated with a particular acquisition; therefore, all of the activities within a reporting unit, whether acquired or organically grown, are available to support the goodwill value. Impairment testing for indefinite‑lived intangible assets consists of a comparison of the fair value of the intangible asset with its carrying value.

                Intangible assets with a finite useful life are amortized as related benefits emerge and are reviewed periodically for indicators of impairment in value. If facts and circumstances suggest possible impairment, the sum of the estimated undiscounted future cash flows expected to result from the use of the asset is compared to the current carrying value of the asset. If the undiscounted future cash flows are less than the carrying value, an impairment loss is recognized for the excess of the carrying amount of assets over their fair value.

2.  Related Party Transactions

We have entered into various related party transactions with our ultimate parent and its other affiliates. During the years ended December 31, 2012, 2011 and 2010, we received $274.0 million, $212.9 million and $210.8 million, respectively, of expense reimbursements from affiliated entities.

We and our direct parent, PFSI, are parties to a cash advance agreement, which allows us, collectively, to pool our available cash in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to PFSI in aggregate principal amounts not to exceed $1.0 billion, with such advanced amounts earning interest at the daily 30-day LIBOR rate (the “Internal Crediting Rate”); and (ii) PFSI to advance cash to us in aggregate principal amounts not to exceed $1.0 billion, with such advance amounts paying interest at the Internal Crediting Rate plus 10 basis points to reimburse PFSI for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, we had a receivable from PFSI of $443.7 million and $556.1 million at December 31, 2012 and 2011, respectively, and earned interest of $1.0 million, $1.4 million and $1.4 million during 2012, 2011 and 2010, respectively.

We have short-term affiliated debt and long-term affiliated debt with our parent. See Note 10, Debt, for additional information.

We and an affiliated entity, Principal National Life Insurance Company, are parties to a reinsurance agreement to reinsure certain life insurance business. Under this agreement, we had an assumed reinsurance liability of $1,116.2 million and $596.0 million as of December 31, 2012 and 2011, respectively. In addition, we recognized premiums and other fees of $168.4 million, $102.6 million and $35.7 million for the years ended December 31, 2012, 2011 and 2010, respectively, associated with this agreement.  Furthermore, we recognized expenses of $377.1 million, $244.8 million and $115.2 million for the years ended December 31, 2012, 2011 and 2010, respectively, associated with this agreement.

We receive commission fees, distribution and services fees from Principal Funds for distributing proprietary products on their behalf. Furthermore, we receive management and administrative fees from Principal Funds for investments our products hold in the Principal Mutual Funds and Principal Variable Contracts. Fees and other revenue was $342.1 million, $317.6 million and $282.4 million for the years ended December 31, 2012, 2011 and 2010, respectively. In addition, we pay commission expense to affiliated registered representatives to sell proprietary products. Commission expense was $77.5 million, $72.0 million and $61.4 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Pursuant to certain regulatory requirements or otherwise in the ordinary course of business, we guarantee certain payments of our subsidiaries and have agreements with affiliates to provide and/or receive management, administrative and other services, all of which, individually and in the aggregate, are immaterial to our business, financial condition and net income.

3.  Goodwill and Other Intangible Assets

Goodwill

 The changes in the carrying amount of goodwill reported in our segments were as follows:

	Retirement	Principal	U.S.
	and Investor	Global	Insurance
	Services	Investors	Solutions	Consolidated
	(in millions)
Balance at January 1, 2011	$18.7	$152.5	$43.4	$214.6
Goodwill from acquisitions	—	68.0	—	68.0
Balance at December 31, 2011	18.7	220.5	43.4	282.6
Goodwill from acquisitions	—	—	10.5	10.5
Foreign currency	—	2.9	—	2.9
Balance at December 31, 2012	$18.7	$223.4	$53.9	$296.0

On September 30, 2010, we announced our decision to exit the group medical insurance business. This event constituted a substantive change in circumstances that would more likely than not reduce the fair value of our group medical insurance reporting unit below its carrying amount. Accordingly, we performed an interim goodwill impairment test as of September 30, 2010. As a result of the shortened period of projected cash flows, we determined that the goodwill related to this reporting unit within our Corporate operating segment was impaired and it was written down to a value of zero. We recorded a $43.6 million pre-tax impairment loss as an operating expense in the consolidated statements of operations during the year ended December 31, 2010.

Finite Lived Intangible Assets

Finite lived intangible assets that continue to be subject to amortization over a weighted average remaining expected life of 15 years were as follows:

	December 31,
	2012			2011
	Gross		Net	Gross		Net
	carrying	Accumulated	carrying	carrying	Accumulated	carrying
	value	amortization	value	value	amortization	value
	(in millions)
Total finite lived intangible assets	$99.3	$35.7	$63.6	$96.8	$34.3	$62.5

During 2012, we fully amortized other finite lived intangible assets of $5.0 million. We had no fully amortized other finite lived intangible assets in 2011 and 2010.

During 2010, we recorded a $1.6 million pre-tax impairment loss as an operating expense related to finite lived intangible assets with a gross carrying amount of $5.5 million and $3.9 million of accumulated amortization at the time of impairment resulting from our decision to exit the group medical insurance business. We had no significant impairments in 2012 and 2011.

The amortization expense for intangible assets with finite useful lives was $6.3 million, $4.7 million and $4.5 million for 2012, 2011 and 2010, respectively. At December 31, 2012, the estimated amortization expense for the next five years is as follows (in millions):

Year ending December 31:
2013	$9.3
2014	9.3
2015	7.9
2016	7.9
2017	8.0

Indefinite Lived Intangible Assets

                The net carrying amount of unamortized indefinite lived intangible assets was $94.5 million as of both December 31, 2012 and 2011. This represents our share of the purchase price from our parent’s December 31, 2006, acquisition of WM Advisors, Inc. related to investment management contracts that are not subject to amortization. We were allocated $99.9 million of the purchase price based on the fact that we will benefit from our parent’s acquisition, which also included $3.2 million related to goodwill and $2.2 million related to amortizable finite lived intangible assets that were subject to a three-year amortization period.

4.  Variable Interest Entities

We have relationships with and may have a variable interest in various types of special purpose entities. Following is a discussion of our interest in entities that meet the definition of a VIE. When we are the primary beneficiary, we are required to consolidate the entity in our financial statements. The primary beneficiary of a VIE is defined as the enterprise with (1) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (2) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. On an ongoing basis, we assess whether we are the primary beneficiary of VIEs we have relationships with.

Consolidated Variable Interest Entities

Grantor Trusts

We contributed undated subordinated floating rate notes to three grantor trusts. The trusts separated the cash flows by issuing an interest-only certificate and a residual certificate related to each note contributed. Each interest-only certificate entitles the holder to interest on the stated note for a specified term, while the residual certificate entitles the holder to interest payments subsequent to the term of the interest-only certificate and to all principal payments. We retained the interest-only certificates and the residual certificates were subsequently sold to third parties. We have determined these grantor trusts are VIEs due to insufficient equity to sustain them. We determined we are the primary beneficiary as a result of our contribution of securities into the trusts and our continuing interest in the trusts.

Collateralized Private Investment Vehicles

We invest in synthetic collateralized debt obligations, collateralized bond obligations, collateralized loan obligations and other collateralized structures, which are VIEs due to insufficient equity to sustain the entities (collectively known as “collateralized private investment vehicles”). The performance of the notes of these structures is primarily linked to a synthetic portfolio by derivatives; each note has a specific loss attachment and detachment point. The notes and related derivatives are collateralized by a pool of permitted investments. The investments are held by a trustee and can only be liquidated to settle obligations of the trusts. These obligations primarily include derivatives and the notes due at maturity or termination of the trusts. We determined we are the primary beneficiary for certain of these entities because we act as the investment manager of the underlying portfolio and we have an ownership interest.

Commercial Mortgage-Backed Securities

We sold commercial mortgage loans to a real estate mortgage investment conduit trust. The trust issued various commercial mortgage-backed securities (“CMBS”) certificates using the cash flows of the underlying commercial mortgages it purchased. This is considered a VIE due to insufficient equity to sustain itself. We have determined we are the primary beneficiary as we retained the special servicing role for the assets within the trust as well as the ownership of the bond class that controls the unilateral kick out rights of the special servicer.

Hedge Funds

We are a general partner with insignificant equity ownership in various hedge funds. These entities were deemed VIEs due to the equity owners not having decision-making ability. Prior to the second quarter of 2012, we determined we were the primary beneficiary of these entities due to our control through our management relationships, related party ownership and our fee structure in certain of these funds.

In the second quarter of 2012, the hedge funds were no longer consolidated. We determined we were no longer the primary beneficiary due to the increase in external ownership in the funds. As a result of deconsolidation, total assets decreased $587.2 million and liabilities and noncontrolling interest decreased $586.1 million.

The carrying amounts of our consolidated VIE assets, which can only be used to settle obligations of consolidated VIEs, and liabilities of consolidated VIEs for which creditors do not have recourse are as follows:

		Collateralized
		private investment
	Grantor trusts	vehicles	CMBS	Hedge funds (2)	Total

	(in millions)
December 31, 2012
Fixed maturities, available-for-sale	$194.6	$—	$—	$—	$194.6
Fixed maturities, trading	—	110.4	—	—	110.4
Other investments	—	—	80.3	—	80.3
Accrued investment income	0.5	—	0.6	—	1.1
Total assets	$195.1	$110.4	$80.9	$—	$386.4
Deferred income taxes	$1.8	$—	$—	$—	$1.8
Other liabilities (1)	152.4	104.8	45.7	—	302.9
Total liabilities	$154.2	$104.8	$45.7	$—	$304.7
December 31, 2011
Fixed maturities, available-for-sale	$199.2	$15.0	$—	$—	$214.2
Fixed maturities, trading	—	132.4	—	—	132.4
Equity securities, trading	—	—	—	207.6	207.6
Other investments	—	—	97.5	0.3	97.8
Cash and cash equivalents	—	—	—	317.7	317.7
Accrued investment income	1.2	0.1	0.6	—	1.9
Premiums due and other receivables	—	—	—	39.1	39.1
Total assets	$200.4	$147.5	$98.1	$564.7	$1,010.7
Deferred income taxes	$2.2	$—	$—	$—	$2.2
Other liabilities (1)	136.9	143.8	64.5	220.0	565.2
Total liabilities	$139.1	$143.8	$64.5	$220.0	$567.4

(1)      Grantor trusts contain an embedded derivative of a forecasted transaction to deliver the underlying securities; collateralized private investment vehicles include derivative liabilities and obligation to redeem notes at maturity or termination of the trust; CMBS includes obligation to the bondholders; and hedge funds include liabilities to securities brokers.

(2)      The consolidated statements of financial position included a $343.6 million noncontrolling interest for hedge funds as of December 31, 2011.

                We did not provide financial or other support to investees designated as VIEs for the years ended December 31, 2012 and 2011.

Unconsolidated Variable Interest Entities

Invested Securities

We hold a variable interest in a number of VIEs where we are not the primary beneficiary. Our investments in these VIEs are reported in fixed maturities, available-for-sale; fixed maturities, trading and other investments in the consolidated statements of financial position and are described below.

VIEs include CMBS, residential mortgage-backed pass-through securities (“RMBS”) and other asset-backed securities (“ABS”). All of these entities were deemed VIEs because the equity within these entities is insufficient to sustain them. We determined we are not the primary beneficiary in any of the entities within these categories of investments. This determination was based primarily on the fact we do not own the class of security that controls the unilateral right to replace the special servicer or equivalent function.

As previously discussed, we invest in several types of collateralized private investment vehicles, which are VIEs. These include cash and synthetic structures that we do not manage. We have determined we are not the primary beneficiary of these collateralized private investment vehicles primarily because we do not control the economic performance of the entities and were not involved with the design of the entities.

We have invested in various VIE trusts as a debt holder. All of these entities are classified as VIEs due to insufficient equity to sustain them. We have determined we are not the primary beneficiary primarily because we do not control the economic performance of the entities and were not involved with the design of the entities.

We have invested in partnerships, some of which are classified as VIEs. The partnership returns are in the form of income tax credits and investment income. These entities are classified as VIEs as the general partner does not have an equity investment at risk in the entity. We have determined we are not the primary beneficiary because we are not the general partner, who makes all the significant decisions for the entity.

The carrying value and maximum loss exposure for our unconsolidated VIEs were as follows:

		Maximum exposure to
	Asset carrying value	loss (1)

	(in millions)
December 31, 2012
Fixed maturities, available-for-sale:
Corporate	$484.8	$400.9
Residential mortgage-backed pass-through securities	3,199.7	2,997.8
Commercial mortgage-backed securities	3,897.4	4,094.8
Collateralized debt obligations	379.2	428.8
Other debt obligations	3,779.2	3,756.9
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	77.7	77.7
Commercial mortgage-backed securities	2.7	2.7
Collateralized debt obligations	56.4	56.4
Other debt obligations	2.2	2.2
Other investments:
Other limited partnership interests	136.2	136.2

December 31, 2011
Fixed maturities, available-for-sale:
Corporate	$544.0	$392.6
Residential mortgage-backed pass-through securities	3,315.7	3,130.8
Commercial mortgage-backed securities	3,413.7	3,894.3
Collateralized debt obligations	338.8	399.7
Other debt obligations	3,570.2	3,606.9
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	105.6	105.6
Commercial mortgage-backed securities	3.6	3.6
Collateralized debt obligations	51.4	51.4
Other debt obligations	49.7	49.7
Other investments:
Other limited partnership interests	122.1	122.1

(1)   Our risk of loss is limited to our initial investment measured at amortized cost for fixed maturities, available-for-sale and other investments. Our risk of loss is limited to our initial investment measured at fair value for our fixed maturities, trading.

Sponsored Investment Funds

We provide asset management and other services to certain investment structures that are considered VIEs as we generally earn management fees and in some instances performance-based fees. We are not the primary beneficiary of these entities as we do not have the obligation to absorb losses of the entities that could be potentially significant to the VIE or the right to receive benefits from these entities that could be potentially significant.

5.  Investments

Fixed Maturities and Equity Securities

                The amortized cost, gross unrealized gains and losses, other-than-temporary impairments in AOCI and fair value of fixed maturities and equity securities available-for-sale are summarized as follows:

					Other-than-
		Gross	Gross		temporary
	Amortized	unrealized	unrealized		impairments in
	cost	gains	losses	Fair value	AOCI (1)

	(in millions)
December 31, 2012
Fixed maturities, available-for-sale:
U.S. government and agencies	$851.7	$30.8	$0.3	$882.2	$—
Non-U.S. government and agencies	545.5	117.9	—	663.4	—
States and political subdivisions	2,940.4	241.1	2.7	3,178.8	—
Corporate	28,816.1	2,875.7	275.4	31,416.4	17.1
Residential mortgage-backed pass-through securities	2,997.8	202.3	0.4	3,199.7	—
Commercial mortgage-backed securities	4,094.8	241.7	439.1	3,897.4	195.4
Collateralized debt obligations	428.8	7.0	56.6	379.2	4.3
Other debt obligations	3,756.9	73.5	51.2	3,779.2	82.8
Total fixed maturities, available-for-sale	$44,432.0	$3,790.0	$825.7	$47,396.3	$299.6
Total equity securities, available-for-sale	$129.4	$10.4	$8.5	$131.3
December 31, 2011
Fixed maturities, available-for-sale:
U.S. government and agencies	$722.3	$30.8	$—	$753.1	$—
Non-U.S. government and agencies	580.7	96.4	0.9	676.2	—
States and political subdivisions	2,670.0	218.2	5.5	2,882.7	—
Corporate	29,437.2	2,155.6	665.9	30,926.9	17.1
Residential mortgage-backed pass-through securities	3,130.8	185.6	0.7	3,315.7	—
Commercial mortgage-backed securities	3,894.3	117.0	597.6	3,413.7	168.2
Collateralized debt obligations	399.7	1.9	62.8	338.8	7.0
Other debt obligations	3,606.9	100.3	137.0	3,570.2	90.0
Total fixed maturities, available-for-sale	$44,441.9	$2,905.8	$1,470.4	$45,877.3	$282.3
Total equity securities, available-for-sale	$72.9	$7.1	$6.5	$73.5

(1)     Excludes $98.6 million and $28.9 million as of December 31, 2012 and December 31, 2011, respectively, of net unrealized gains on impaired fixed maturities, available-for-sale related to changes in fair value subsequent to the impairment date, which are included in gross unrealized gains and gross unrealized losses.

The amortized cost and fair value of fixed maturities available-for-sale at December 31, 2012, by expected maturity, were as follows:

	Amortized cost	Fair value

	(in millions)
Due in one year or less	$3,534.6	$3,589.4
Due after one year through five years	12,523.0	13,232.5
Due after five years through ten years	8,643.0	9,702.7
Due after ten years	8,453.1	9,616.2
Subtotal	33,153.7	36,140.8
Mortgage-backed and other asset-backed securities	11,278.3	11,255.5
Total	$44,432.0	$47,396.3

Actual maturities may differ because borrowers may have the right to call or prepay obligations. Our portfolio is diversified by industry, issuer and asset class. Credit concentrations are managed to established limits.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

Net Investment Income

                Major categories of net investment income are summarized as follows:

	For the year ended December 31,
	2012	2011	2010

	(in millions)
Fixed maturities, available-for-sale	$2,228.5	$2,342.1	$2,500.1
Fixed maturities, trading	15.1	19.4	21.1
Equity securities, available-for-sale	8.3	10.4	11.4
Equity securities, trading	2.9	1.3	0.7
Mortgage loans	588.9	593.8	630.2
Real estate	70.6	73.4	57.1
Policy loans	47.1	51.7	54.9
Cash and cash equivalents	4.9	5.6	4.8
Derivatives	(129.8)	(156.7)	(153.2)
Other	54.5	57.9	47.1
Total	2,891.0	2,998.9	3,174.2
Investment expenses	(79.2)	(80.9)	(88.4)
Net investment income	$2,811.8	$2,918.0	$3,085.8

Net Realized Capital Gains and Losses

	For the year ended December 31,
	2012	2011	2010

	(in millions)
Fixed maturities, available-for-sale:
Gross gains	$26.4	$23.0	$56.9
Gross losses	(143.9)	(147.5)	(339.5)
Other-than-temporary impairment losses reclassified
to (from) OCI	17.3	(52.3)	56.1
Hedging, net	(27.5)	130.5	142.2
Fixed maturities, trading	4.9	(9.5)	7.4
Equity securities, available-for-sale:
Gross gains	0.5	2.3	8.8
Gross losses	(0.9)	(6.4)	(3.2)
Equity securities, trading	26.3	19.8	24.2
Mortgage loans	(51.0)	(42.8)	(150.7)
Derivatives	(21.7)	(159.5)	(142.0)
Other	241.7	143.7	51.4
Net realized capital gains (losses)	$72.1	$(98.7)	$(288.4)

Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities, available-for-sale were $1.1 billion, $0.6 billion and $1.4 billion in 2012, 2011 and 2010, respectively.

Other-Than-Temporary Impairments

We have a process in place to identify fixed maturity and equity securities that could potentially have a credit impairment that is other than temporary. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions and other similar factors. This process also involves monitoring late payments, pricing levels, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

Each reporting period, all securities are reviewed to determine whether an other-than-temporary decline in value exists and whether losses should be recognized. We consider relevant facts and circumstances in evaluating whether a credit or interest-related impairment of a security is other than temporary. Relevant facts and circumstances considered include: (1) the extent and length of time the fair value has been below cost; (2) the reasons for the decline in value; (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (4) for structured securities, the adequacy of the expected cash flows; (5) for fixed maturities, our intent to sell a security or whether it is more likely than not we will be required to sell the security before the recovery of its amortized cost which, in some cases, may extend to maturity and (6) for equity securities, our ability and intent to hold the security for a period of time that allows for the recovery in value. To the extent we determine that a security is deemed to be other than temporarily impaired, an impairment loss is recognized.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

Impairment losses on equity securities are recognized in net income and are measured as the difference between amortized cost and fair value. The way in which impairment losses on fixed maturities are recognized in the financial statements is dependent on the facts and circumstances related to the specific security. If we intend to sell a security or it is more likely than not that we would be required to sell a security before the recovery of its amortized cost, we recognize an other-than-temporary impairment in net income for the difference between amortized cost and fair value. If we do not expect to recover the amortized cost basis, we do not plan to sell the security and if it is not more likely than not that we would be required to sell a security before the recovery of its amortized cost, the recognition of the other-than-temporary impairment is bifurcated. We recognize the credit loss portion in net income and the noncredit loss portion in OCI (“bifurcated OTTI”).

Total other-than-temporary impairment losses, net of recoveries from the sale of previously impaired securities, were as follows:

	For the year ended December 31,
	2012	2011	2010

	(in millions)
Fixed maturities, available-for-sale	$(135.5)	$(134.5)	$(300.8)
Equity securities, available-for-sale	(0.4)	(3.8)	3.7
Total other-than-temporary impairment losses, net of recoveries from
the sale of previously impaired securities	(135.9)	(138.3)	(297.1)
Other-than-temporary impairment losses on fixed maturities,
available-for-sale reclassified to (from) OCI (1)	17.3	(52.3)	56.1
Net impairment losses on available-for-sale securities	$(118.6)	$(190.6)	$(241.0)

(1)   Represents the net impact of (a) gains resulting from reclassification of noncredit impairment losses for fixed maturities with bifurcated OTTI from net realized capital gains (losses) to OCI and (b) losses resulting from reclassification of previously recognized noncredit impairment losses from OCI to net realized capital gains (losses) for fixed maturities with bifurcated OTTI that had additional credit losses or fixed maturities that previously had bifurcated OTTI that have now been sold or are intended to be sold.

We estimate the amount of the credit loss component of a fixed maturity security impairment as the difference between amortized cost and the present value of the expected cash flows of the security. The present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security at the date of purchase or the current yield to accrete an asset-backed or floating rate security. The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. The ABS cash flow estimates are based on security specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity and prepayment speeds and structural support, including subordination and guarantees. The corporate security cash flow estimates are derived from scenario-based outcomes of expected corporate restructurings or liquidations using bond specific facts and circumstances including timing, security interests and loss severity.

The following table provides a rollforward of accumulated credit losses for fixed maturities with bifurcated credit losses. The purpose of the table is to provide detail of (1) additions to the bifurcated credit loss amounts recognized in net realized capital gains (losses) during the period and (2) decrements for previously recognized bifurcated credit losses where the loss is no longer bifurcated and/or there has been a positive change in expected cash flows or accretion of the bifurcated credit loss amount.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

	For the year ended December 31,
	2012	2011	2010

	(in millions)
Beginning balance	$(428.0)	$(325.7)	$(204.7)
Credit losses for which an other-than-temporary impairment was
not previously recognized	(21.3)	(31.0)	(112.4)
Credit losses for which an other-than-temporary impairment was
previously recognized	(80.0)	(135.6)	(109.7)
Reduction for credit losses previously recognized on fixed maturities
now sold, paid down or intended to be sold	191.9	68.2	53.2
Reduction for credit losses previously recognized on fixed maturities
reclassified to trading (1)	—	—	44.4
Net reduction (increase) for positive changes in cash flows expected
to be collected and amortization (2)	8.4	(3.9)	3.5
Ending balance	$(329.0)	$(428.0)	$(325.7)

(1)    Fixed maturities previously classified as available-for-sale have been reclassified to trading as a result of electing the fair value option upon adoption of accounting guidance related to the evaluation of credit derivatives embedded in beneficial interests in securitized financial assets.

(2)    Amounts are recognized in net investment income.

Gross Unrealized Losses for Fixed Maturities and Equity Securities

                For fixed maturities and equity securities available-for-sale with unrealized losses, including other-than-temporary impairment losses reported in OCI, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position are summarized as follows:

	December 31, 2012
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses

	(in millions)
Fixed maturities, available-for-sale:
U.S. government and agencies	$115.4	$0.3	$—	$—	$115.4	$0.3
States and political subdivisions	235.3	2.1	8.8	0.6	244.1	2.7
Corporate	554.3	7.2	1,692.4	268.2	2,246.7	275.4
Residential mortgage-backed pass-
through securities	70.4	0.3	2.4	0.1	72.8	0.4
Commercial mortgage-backed
securities	98.9	3.3	785.0	435.8	883.9	439.1
Collateralized debt obligations	72.2	1.0	133.8	55.6	206.0	56.6
Other debt obligations	235.6	2.0	414.9	49.2	650.5	51.2
Total fixed maturities, available-for-sale	$1,382.1	$16.2	$3,037.3	$809.5	$4,419.4	$825.7
Total equity securities, available-for-sale	$5.8	$0.1	$52.9	$8.4	$58.7	$8.5

Our consolidated portfolio consists of fixed maturities where 71% were investment grade (rated AAA through BBB-) with an average price of 84 (carrying value/amortized cost) at December 31, 2012. Gross unrealized losses in our fixed maturities portfolio decreased during the year ended December 31, 2012, due to a tightening of credit spreads, primarily in the corporate and commercial mortgage-backed securities sectors.

For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 224  securities with a carrying value of $1,382.1 million and unrealized losses of $16.2 million reflecting an average price of 99  at December 31, 2012. Of this portfolio, 89% was investment grade (rated AAA through BBB-) at December 31, 2012, with associated unrealized losses of $13.3 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 488  securities with a carrying value of $3,037.3 million and unrealized losses of $809.5 million. The average rating of this portfolio was BBB- with an average price of 79  at December 31, 2012. Of the $809.5 million in unrealized losses, the commercial mortgage-backed securities sector accounts for $435.8 million in unrealized losses with an average price of 64  and an average credit rating of BB+. The remaining unrealized losses consist primarily of $268.1 million within the corporate sector at December 31, 2012. The average price of the corporate sector was 86  and the average credit rating was BBB. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because we expected to recover our amortized cost, it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be maturity, we did not consider these investments to be other-than-temporarily impaired at December 31, 2012.

	December 31, 2011
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses

	(in millions)
Fixed maturities, available-for-sale:
Non-U.S. governments	$39.9	$0.9	$—	$—	$39.9	$0.9
States and political subdivisions	5.7	0.1	51.7	5.4	57.4	5.5
Corporate	3,026.5	124.5	2,340.3	541.4	5,366.8	665.9
Residential mortgage-backed pass-
through securities	77.8	0.5	3.7	0.2	81.5	0.7
Commercial mortgage-backed
securities	608.4	57.3	858.9	540.3	1,467.3	597.6
Collateralized debt obligations	107.2	2.5	204.4	60.3	311.6	62.8
Other debt obligations	708.1	13.0	508.1	124.0	1,216.2	137.0
Total fixed maturities, available-for-sale	$4,573.6	$198.8	$3,967.1	$1,271.6	$8,540.7	$1,470.4
Total equity securities, available-for-sale	$14.3	$3.2	$15.6	$3.3	$29.9	$6.5

Our consolidated portfolio consists of fixed maturities where 76% were investment grade (rated AAA through BBB-) with an average price of 85 (carrying value/amortized cost) at December 31, 2011. Gross unrealized losses in our fixed maturities portfolio increased slightly during the year ended December 31, 2011, due to a widening of credit spreads primarily in the corporate and commercial mortgage-backed securities sectors.

                For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 477 securities with a carrying value of $4,573.6 million and unrealized losses of $198.8 million reflecting an average price of 96 at December 31, 2011. Of this portfolio, 86% was investment grade (rated AAA through BBB-) at December 31, 2011, with associated unrealized losses of $128.5 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 628 securities with a carrying value of $3,967.1 million and unrealized losses of $1,271.6 million. The average rating of this portfolio was BBB with an average price of 76 at December 31, 2011. Of the $1,271.6 million in unrealized losses, the commercial mortgage-backed securities sector accounts for $540.3 million in unrealized losses with an average price of 61 and an average credit rating of BBB-. The remaining unrealized losses consist primarily of $541.4 million within the corporate sector at December 31, 2011. The average price of the corporate sector was 81 and the average credit rating was BBB. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

Because we expected to recover our amortized cost, it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be maturity, we did not consider these investments to be other-than-temporarily impaired at December 31, 2011.

Net Unrealized Gains and Losses on Available-for-Sale Securities and Derivative Instruments

                The net unrealized gains and losses on investments in fixed maturities available-for-sale, equity securities available-for-sale and derivative instruments are reported as a separate component of stockholder’s equity. The cumulative amount of net unrealized gains and losses on available-for-sale securities and derivative instruments net of adjustments related to DPAC, sales inducements, unearned revenue reserves, changes in policyholder liabilities and applicable income taxes was as follows:

	December 31, 2012	December 31, 2011

	(in millions)
Net unrealized gains on fixed maturities, available-for-sale (1)	$3,300.4	$1,717.7
Noncredit component of impairment losses on fixed maturities, available-for-sale	(299.6)	(282.3)
Net unrealized gains on equity securities, available-for-sale	1.9	0.6
Adjustments for assumed changes in amortization patterns	(515.2)	(376.1)
Adjustments for assumed changes in policyholder liabilities	(990.3)	(278.0)
Net unrealized gains on derivative instruments	148.4	176.8
Net unrealized gains on equity method subsidiaries and noncontrolling interest
adjustments	91.3	88.3
Provision for deferred income taxes	(607.7)	(369.4)
Net unrealized gains on available-for-sale securities and derivative instruments	$1,129.2	$677.6

(1)   Excludes net unrealized gains (losses) on fixed maturities, available-for-sale included in fair value hedging relationships.

Mortgage Loans

                Mortgage loans consist of commercial and residential mortgage loans. We evaluate risks inherent in our commercial mortgage loans in two classes: (1) brick and mortar property loans, where we analyze the property's rent payments as support for the loan, and (2) credit tenant loans (“CTL”), where we rely on the credit analysis of the tenant for the repayment of the loan. We evaluate risks inherent in our residential mortgage loan portfolio in two classes: (1) home equity mortgages and (2) first lien mortgages. The carrying amount of our mortgage loan portfolio was as follows:

	December 31, 2012	December 31, 2011

	(in millions)

Commercial mortgage loans	$10,219.5	$9,450.8
Residential mortgage loans	702.1	782.0
Total amortized cost	10,921.6	10,232.8

Valuation allowance	(96.2)	(100.8)
Total carrying value	$10,825.4	$10,132.0

We periodically purchase mortgage loans as well as sell mortgage loans we have originated. We purchased $62.3 million, $2.2 million and $0.0 million of residential mortgage loans in 2012, 2011 and 2010, respectively. We purchased $149.1 million, $50.3 million and $0.0 million of commercial mortgage loans in 2012, 2011 and 2010, respectively. We sold $31.1 million, $0.0 million and $34.1 million commercial mortgage loans in 2012, 2011 and 2010, respectively.

Our commercial mortgage loan portfolio consists primarily of non-recourse, fixed rate mortgages on fully or near fully leased properties. Our commercial mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

	December 31, 2012		December 31, 2011

	Amortized	Percent	Amortized	Percent
	cost	of total	cost	of total

	(in millions)
Geographic distribution
New England	$536.6	5.3%	$454.0	4.8%
Middle Atlantic	2,233.4	21.9	1,744.4	18.5
East North Central	635.6	6.2	774.8	8.2
West North Central	377.3	3.7	407.8	4.3
South Atlantic	2,135.0	20.9	2,099.8	22.2
East South Central	244.8	2.4	231.8	2.4
West South Central	767.9	7.5	648.6	6.9
Mountain	726.6	7.1	643.2	6.8
Pacific	2,562.3	25.0	2,446.4	25.9
Total	$10,219.5	100.0%	$9,450.8	100.0%

Property type distribution
Office	$3,078.8	30.1%	$2,753.8	29.1%
Retail	2,928.3	28.6	2,580.2	27.3
Industrial	1,765.5	17.3	2,070.7	21.9
Apartments	1,685.9	16.5	1,242.9	13.2
Hotel	445.8	4.4	467.7	4.9
Mixed use/other	315.2	3.1	335.5	3.6
Total	$10,219.5	100.0%	$9,450.8	100.0%

Our residential mortgage loan portfolio is composed of home equity mortgages with an amortized cost of $495.7 million and $611.0 million and first lien mortgages with an amortized cost of $206.4 million and $171.0 million as of December 31, 2012 and December 31, 2011, respectively. Our residential home equity mortgages are generally second lien mortgages comprised of closed-end loans and lines of credit.

Mortgage Loan Credit Monitoring

Commercial Credit Risk Profile Based on Internal Rating

We actively monitor and manage our commercial mortgage loan portfolio. All commercial mortgage loans are analyzed regularly and substantially all are internally rated, based on a proprietary risk rating cash flow model, in order to monitor the financial quality of these assets. The model stresses expected cash flows at various levels and at different points in time depending on the durability of the income stream, which includes our assessment of factors such as location (macro and micro markets), tenant quality and lease expirations. Our internal rating analysis presents expected losses in terms of a Standard & Poor’s (“S&P”) bond equivalent rating. As the credit risk for commercial mortgage loans increases, we adjust our internal ratings downwards with loans in the category “B+ and below” having the highest risk for credit loss. Internal ratings on commercial mortgage loans are updated at least annually and potentially more often for certain loans with material changes in collateral value or occupancy and for loans on an internal “watch list”.

Commercial mortgage loans that require more frequent and detailed attention than other loans in our portfolio are identified and placed on an internal “watch list”. Among the criteria that would indicate a potential problem are imbalances in ratios of loan to value or contract rents to debt service, major tenant vacancies or bankruptcies, borrower sponsorship problems, late payments, delinquent taxes and loan relief/restructuring requests.

The amortized cost of our commercial mortgage loan portfolio by credit risk, as determined by our internal rating system expressed in terms of an S&P bond equivalent rating, was as follows:

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

	December 31, 2012
	Brick and mortar	CTL	Total

	(in millions)
A- and above	$7,255.0	$231.3	$7,486.3
BBB+ thru BBB-	1,792.6	294.9	2,087.5
BB+ thru BB-	266.8	1.6	268.4
B+ and below	375.0	2.3	377.3
Total	$9,689.4	$530.1	$10,219.5

	December 31, 2011
	Brick and mortar	CTL	Total

	(in millions)
A- and above	$5,680.0	$308.6	$5,988.6
BBB+ thru BBB-	2,105.7	238.8	2,344.5
BB+ thru BB-	403.7	16.4	420.1
B+ and below	691.8	5.8	697.6
Total	$8,881.2	$569.6	$9,450.8

Residential Credit Risk Profile Based on Performance Status

Our residential mortgage loan portfolio is monitored based on performance of the loans. Monitoring on a residential mortgage loan increases when the loan is delinquent or earlier if there is an indication of impairment. We define non-performing residential mortgage loans as loans 90 days or greater delinquent or on non-accrual status.

The amortized cost of our performing and non-performing residential mortgage loans were as follows:

	December 31, 2012
	Home equity	First liens	Total

	(in millions)
Performing	$472.6	$197.2	$669.8
Nonperforming	23.1	9.2	32.3
Total	$495.7	$206.4	$702.1

	December 31, 2011
	Home equity	First liens	Total

	(in millions)
Performing	$597.8	$160.1	$757.9
Nonperforming	13.2	10.9	24.1
Total	$611.0	$171.0	$782.0

Non-Accrual Mortgage Loans

Commercial and residential mortgage loans are placed on non-accrual status if we have concern regarding the collectability of future payments or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow for commercial mortgage loans or number of days past due and other circumstances for residential mortgage loans. Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal or according to the contractual terms of the loan. When a loan is placed on nonaccrual status, the accrued unpaid interest receivable is reversed against interest income. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

The amortized cost of mortgage loans on non-accrual status were as follows:

	December 31, 2012	December 31, 2011

	(in millions)
Commercial:
Brick and mortar	$44.5	$46.8
Residential:
Home equity	23.1	13.2
First liens	9.1	10.8
Total	$76.7	$70.8

The aging of mortgage loans, based on amortized cost, were as follows:

	December 31, 2012

			90 days or
	30-59 days	60-89 days	more past	Total past
	past due	past due	due	due	Current	Total loans

	(in millions)
Commercial-brick and mortar	$32.8	$13.7	$—	$46.5	$9,642.9	$9,689.4
Commercial-CTL	—	—	—	—	530.1	530.1
Residential-home equity	5.7	2.8	3.9	12.4	483.3	495.7
Residential-first liens	1.5	0.4	7.7	9.6	196.8	206.4
Total	$40.0	$16.9	$11.6	$68.5	$10,853.1	$10,921.6

	December 31, 2011

			90 days or
	30-59 days	60-89 days	more past	Total past
	past due	past due	due	due	Current	Total loans

	(in millions)
Commercial-brick and mortar	$61.4	$4.4	$22.5	$88.3	$8,792.9	$8,881.2
Commercial-CTL	—	—	—	—	569.6	569.6
Residential-home equity	7.8	2.6	6.2	16.6	594.4	611.0
Residential-first liens	1.3	1.3	9.8	12.4	158.6	171.0
Total	$70.5	$8.3	$38.5	$117.3	$10,115.5	$10,232.8

We did not have any mortgage loans that were 90 days or more past due and still accruing interest as of either December 31, 2012 or December 31, 2011.

Mortgage Loan Valuation Allowance

                We establish a valuation allowance to provide for the risk of credit losses inherent in our portfolio. The valuation allowance includes loan specific reserves for loans that are deemed to be impaired as well as reserves for pools of loans with similar risk characteristics where a property risk or market specific risk has not been identified but for which we anticipate a loss may occur. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due according to contractual terms of the loan agreement. When we determine that a loan is impaired, a valuation allowance is established equal to the difference between the carrying amount of the mortgage loan and the estimated value reduced by the cost to sell. Estimated value is based on either the present value of the expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or fair value of the collateral. Subsequent changes in the estimated value are reflected in the valuation allowance. Amounts on loans deemed to be uncollectible are charged off and removed from the valuation allowance. The change in the valuation allowance provision is included in net realized capital gains (losses) on our consolidated statements of operations.

                The valuation allowance is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation and assessment of the valuation allowance adequacy is based on known and inherent risks in the portfolio, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, portfolio delinquency information, underwriting standards, peer group information, current economic conditions, loss experience and other relevant factors. The evaluation of our impaired loan component is subjective, as it requires the estimation of timing and amount of future cash flows expected to be received on impaired loans.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

We review our commercial mortgage loan portfolio and analyze the need for a valuation allowance for any loan that is delinquent for 60 days or more, in process of foreclosure, restructured, on the internal “watch list” or that currently has a valuation allowance. In addition to establishing allowance levels for specifically identified impaired commercial mortgage loans, management determines an allowance for all other loans in the portfolio for which historical experience and current economic conditions indicate certain losses exist. These loans are segregated by major product type and/or risk level with an estimated loss ratio applied against each product type and/or risk level. The loss ratio is generally based upon historic loss experience for each loan type as adjusted for certain environmental factors management believes to be relevant.

For our residential mortgage loan portfolio, we separate the loans into several homogeneous pools, each of which consist of loans of a similar nature including but not limited to loans similar in collateral, term and structure and loan purpose or type. We evaluate loan pools based on aggregated risk ratings, estimated specific loss potential in the different classes of credits, and historical loss experience by pool type. We adjust these quantitative factors for qualitative factors of present conditions. Qualitative factors include items such as economic and business conditions, changes in the portfolio, value of underlying collateral, and concentrations. Residential mortgage loan pools exclude loans that have been restructured or impaired, as those loans are evaluated individually.

A rollforward of our valuation allowance and ending balances of the allowance and loan balance by basis of impairment method was as follows:

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

	Commercial	Residential	Total

	(in millions)
For the year ended December 31, 2012
Beginning balance	$64.8	$36.0	$100.8
Provision	13.5	39.9	53.4
Charge-offs	(26.7)	(35.1)	(61.8)
Recoveries	0.2	3.6	3.8
Ending balance	$51.8	$44.4	$96.2
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$2.4	$9.8	$12.2
Collectively evaluated for impairment	49.4	34.6	84.0
Allowance ending balance	$51.8	$44.4	$96.2
Loan balance by basis of impairment method:
Individually evaluated for impairment	$13.6	$37.5	$51.1
Collectively evaluated for impairment	10,205.9	664.6	10,870.5
Loan ending balance	$10,219.5	$702.1	$10,921.6

For the year ended December 31, 2011
Beginning balance	$80.6	$37.7	$118.3
Provision	17.0	28.5	45.5
Charge-offs	(32.9)	(33.4)	(66.3)
Recoveries	0.1	3.2	3.3
Ending balance	$64.8	$36.0	$100.8
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$16.3	$2.4	$18.7
Collectively evaluated for impairment	48.5	33.6	82.1
Allowance ending balance	$64.8	$36.0	$100.8
Loan balance by basis of impairment method:
Individually evaluated for impairment	$114.0	$24.2	$138.2
Collectively evaluated for impairment	9,336.8	757.8	10,094.6
Loan ending balance	$9,450.8	$782.0	$10,232.8

For the year ended December 31, 2010
Beginning balance	$132.5	$28.8	$161.3
Provision	54.1	97.5	151.6
Charge-offs	(106.0)	(89.7)	(195.7)
Recoveries	—	1.1	1.1
Ending balance	$80.6	$37.7	$118.3
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$9.1	$3.0	$12.1
Collectively evaluated for impairment	71.5	34.7	106.2
Allowance ending balance	$80.6	$37.7	$118.3
Loan balance by basis of impairment method:
Individually evaluated for impairment	$29.8	$16.1	$45.9
Collectively evaluated for impairment	9,650.4	899.1	10,549.5
Loan ending balance	$9,680.2	$915.2	$10,595.4

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

Impaired Mortgage Loans

Impaired mortgage loans are loans with a related specific valuation allowance, loans whose carrying amount has been reduced to the expected collectible amount because the impairment has been considered other than temporary or a loan modification has been classified as a TDR. Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal or according to the contractual terms of the loan. Our recorded investment in and unpaid principal balance of impaired loans along with the related loan specific allowance for losses, if any, and the average recorded investment and interest income recognized during the time the loans were impaired were as follows:

	December 31, 2012
		Unpaid
	Recorded	principal	Related
	investment	balance	allowance

	(in millions)
With no related allowance recorded:
Commercial-brick and mortar	$22.9	$25.3	$—
Residential-first liens	9.7	6.6	—
With an allowance recorded:
Commercial-brick and mortar	4.4	4.4	2.4
Residential-home equity	20.8	20.7	9.1
Residential-first liens	7.1	6.9	0.7
Total:
Commercial	$27.3	$29.7	$2.4
Residential	$37.6	$34.2	$9.8

	December 31, 2011
		Unpaid
	Recorded	principal	Related
	investment	balance	allowance

	(in millions)
With no related allowance recorded:
Commercial-brick and mortar	$—	$0.3	$—
Residential-first liens	4.4	4.2	—
With an allowance recorded:
Commercial-brick and mortar	114.0	114.0	16.3
Residential-home equity	14.5	14.2	1.9
Residential-first liens	5.3	5.3	0.5
Total:
Commercial	$114.0	$114.3	$16.3
Residential	$24.2	$23.7	$2.4

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

	Average
	recorded	Interest income
	investment	recognized

	(in millions)
For the year ended December 31, 2012
With no related allowance recorded:
Commercial-brick and mortar	$11.4	$2.6
Residential-first liens	7.0	—
With an allowance recorded:
Commercial-brick and mortar	15.3	0.2
Residential-home equity	17.7	0.9
Residential-first liens	6.2	0.1
Total:
Commercial	$26.7	$2.8
Residential	$30.9	$1.0

For the year ended December 31, 2011
With no related allowance recorded:
Commercial-brick and mortar	$11.3	$0.9
Residential-first liens	4.4	—
With an allowance recorded:
Commercial-brick and mortar	79.0	1.0
Residential-home equity	12.6	0.8
Residential-first liens	5.6	0.2
Total:
Commercial	$90.3	$1.9
Residential	$22.6	$1.0

For the year ended December 31, 2010
With no related allowance recorded:
Commercial-brick and mortar	$13.4	$1.1
Residential-first liens	5.3	—
With an allowance recorded:
Commercial-brick and mortar	77.2	1.8
Residential-home equity	12.2	—
Residential-first liens	11.7	—
Total:
Commercial	$90.6	$2.9
Residential	$29.2	$—

Mortgage Loan Modifications

                Our commercial and residential mortgage loan portfolios include loans that have been modified. We assess loan modifications on a case-by-case basis to evaluate whether a TDR has occurred. The commercial mortgage loan TDRs were modified to delay or reduce principal payments and to increase, reduce or delay interest payments. For these TDR assessments, we have determined the loan rates are now considered below market based on current circumstances. The commercial mortgage loan modifications resulted in delayed cash receipts and a decrease in interest income. The residential mortgage loan TDRs include modifications of interest-only payment periods, delays in principal balloon payments, and interest rate reductions. Residential mortgage loan modifications resulted in delayed or decreased cash receipts and a decrease in interest income.

The following table includes information about outstanding loans that were modified and met the criteria of a TDR during the periods indicated. In addition, the table includes information for loans that were modified and met the criteria of a TDR within the past twelve months that were in payment default during the periods indicated:

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

	For the year ended December 31, 2012
	TDRs		TDRs in payment default

	Number of	Recorded	Number of	Recorded
	contracts	investment	contracts	investment

		(in millions)		(in millions)
Commercial-brick and mortar	2	$18.0	1	$13.7
Residential-home equity	324	15.0	12	—
Residential-first liens	12	2.1	—	—
Total	338	$35.1	13	$13.7

	For the year ended December 31, 2011
	TDRs		TDRs in payment default

	Number of	Recorded	Number of	Recorded
	contracts	investment	contracts	investment

		(in millions)		(in millions)
Commercial-brick and mortar	1	$4.4	1	$4.4
Residential-home equity	151	7.9	6	—
Residential-first liens	7	1.6	1	0.3
Total	159	$13.9	8	$4.7

Commercial mortgage loans that have been designated as a TDR have been previously reserved in the mortgage loan valuation allowance to the estimated fair value of the underlying collateral reduced by the cost to sell.

Residential mortgage loans that have been designated as a TDR are specifically reserved for in the mortgage loan valuation allowance if losses result from the modification. Residential mortgage loans that have defaulted or have been discharged through bankruptcy are reduced to the expected collectible amount.

Real Estate

                Depreciation expense on invested real estate was $45.1 million, $41.4 million and $41.2 million in 2012, 2011 and 2010, respectively. Accumulated depreciation was $332.8 million and $361.8 million as of December 31, 2012 and 2011, respectively.

Other Investments

                Other investments include minority interests in unconsolidated entities, domestic and international joint ventures and partnerships and properties owned jointly with venture partners and operated by the partners. Such investments are generally accounted for using the equity method. In applying the equity method, we record our share of income or loss reported by the equity investees in net investment income. Summarized financial information for these unconsolidated entities was as follows:

	December 31,
	2012	2011

	(in millions)

Total assets	$8,296.1	$8,331.5
Total liabilities	2,926.2	3,812.0
Total equity	$5,369.9	$4,519.5
Net investment in unconsolidated entities	$375.8	$251.9

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

	For the year ended December 31,

	2012	2011	2010

	(in millions)
Total revenues	$844.0	$2,106.1	$3,076.1
Total expenses	421.9	1,723.3	2,782.7
Net income	392.1	377.4	269.8
Our share of net income of unconsolidated entities	31.5	34.0	28.9

Derivative assets are carried at fair value and reported as a component of other investments. Certain seed money investments are also carried at fair value and reported as a component of other investments, with changes in fair value included in net realized capital gains (losses) on our consolidated statements of operations.

Securities Posted as Collateral

                We posted $1,540.0 million in fixed maturities, available-for-sale securities at December 31, 2012, to satisfy collateral requirements primarily associated with a reinsurance arrangement, our derivative credit support annex (collateral) agreements and our obligation under funding agreements with the Federal Home Loan Bank of Des Moines (“FHLB Des Moines”). In addition, we posted $2,063.4 million in commercial mortgage loans as of December 31, 2012, to satisfy collateral requirements associated with our obligation under funding agreements with the FHLB Des Moines. Since we did not relinquish ownership rights on these instruments, they are reported as fixed maturities, available-for-sale and mortgage loans, respectively, on our consolidated statements of financial position.

6. Derivative Financial Instruments

                Derivatives are generally used to hedge or reduce exposure to market risks associated with assets held or expected to be purchased or sold and liabilities incurred or expected to be incurred. Derivatives are used to change the characteristics of our asset/liability mix consistent with our risk management activities. Derivatives are also used in asset replication strategies.

Types of Derivative Instruments

Interest Rate Contracts

Interest rate risk is the risk we will incur economic losses due to adverse changes in interest rates. Sources of interest rate risk include the difference between the maturity and interest rate changes of assets with the liabilities they support, timing differences between the pricing of liabilities and the purchase or procurement of assets and changing cash flow profiles from original projections due to prepayment options embedded within asset and liability contracts. We use various derivatives to manage our exposure to fluctuations in interest rates.

Interest rate swaps are contracts in which we agree with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts based upon designated market rates or rate indices and an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. Cash is paid or received based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date. We use interest rate swaps primarily to more closely match the interest rate characteristics of assets and liabilities and to mitigate the risks arising from timing mismatches between assets and liabilities (including duration mismatches). We also use interest rate swaps to hedge against changes in the value of assets we anticipate acquiring and other anticipated transactions and commitments. Interest rate swaps are used to hedge against changes in the value of the guaranteed minimum withdrawal benefit (“GMWB”) liability. The GMWB rider on our variable annuity products provides for guaranteed minimum withdrawal benefits regardless of the actual performance of various equity and/or fixed income funds available with the product.

Interest rate caps and interest rate floors, which can be combined to form interest rate collars, are contracts that entitle the purchaser to pay or receive the amounts, if any, by which a specified market rate exceeds a cap strike interest rate, or falls below a floor strike interest rate, respectively, at specified dates. We have entered into interest rate collars whereby we receive amounts if a specified market rate falls below a floor strike interest rate, and we pay if a specified market rate exceeds a cap strike interest rate. We use interest rate collars to manage interest rate risk related to guaranteed minimum interest rate liabilities in our individual annuities contracts.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

A swaption is an option to enter into an interest rate swap at a future date. We purchase swaptions to offset or modify existing exposures. Swaptions provide us the benefit of the agreed-upon strike rate if the market rates for liabilities are higher, with the flexibility to enter into the current market rate swap if the market rates for liabilities are lower. Swaptions not only hedge against the downside risk, but also allow us to take advantage of any upside benefits.

In exchange‑traded futures transactions, we agree to purchase or sell a specified number of contracts, the values of which are determined by the values of designated classes of securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. We enter into exchange‑traded futures with regulated futures commissions merchants who are members of a trading exchange. We have used exchange‑traded futures to reduce market risks from changes in interest rates and to alter mismatches between the assets in a portfolio and the liabilities supported by those assets.

Foreign Exchange Contracts

Foreign currency risk is the risk we will incur economic losses due to adverse fluctuations in foreign currency exchange rates. This risk arises from foreign currency-denominated funding agreements we issue and foreign currency-denominated fixed maturities we invest in. We may use currency swaps to hedge foreign currency risk.

Currency swaps are contracts in which we agree with other parties to exchange, at specified intervals, a series of principal and interest payments in one currency for that of another currency. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. The interest payments are primarily fixed-to-fixed rate; however, they may also be fixed-to-floating rate or floating-to-fixed rate. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date. We use currency swaps to reduce market risks from changes in currency exchange rates with respect to investments or liabilities denominated in foreign currencies that we either hold or intend to acquire or sell.

Equity Contracts

Equity risk is the risk that we will incur economic losses due to adverse fluctuations in common stock. We use various derivatives to manage our exposure to equity risk, which arises from products in which the interest we credit is tied to an external equity index as well as products subject to minimum contractual guarantees.

We may sell an investment-type insurance contract with attributes tied to market indices (an embedded derivative as noted below), in which case we write an equity call option to convert the overall contract into a fixed-rate liability, essentially eliminating the equity component altogether. We purchase equity call spreads to hedge the equity participation rates promised to contractholders in conjunction with our fixed deferred annuity products that credit interest based on changes in an external equity index. We use exchange-traded futures and equity put options to hedge against changes in the value of the GMWB liability related to the GMWB rider on our variable annuity product, as previously explained. The premium associated with certain options is paid quarterly over the life of the option contract.

Credit Contracts

Credit risk relates to the uncertainty associated with the continued ability of a given obligor to make timely payments of principal and interest. We use credit default swaps to enhance the return on our investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market. They are also used to hedge credit exposures in our investment portfolio. Credit derivatives are used to sell or buy credit protection on an identified name or names on an unfunded or synthetic basis in return for receiving or paying a quarterly premium. The premium generally corresponds to a referenced name's credit spread at the time the agreement is executed. In cases where we sell protection, we also buy a quality cash bond to match against the credit default swap, thereby entering into a synthetic transaction replicating a cash security. When selling protection, if there is an event of default by the referenced name, as defined by the agreement, we are obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced security in a principal amount equal to the notional value of the credit default swap.

Total return swaps are contracts in which we agree with other parties to exchange, at specified intervals, an amount determined by the difference between the previous price and the current price of a reference asset based upon an agreed upon notional principal amount plus an additional amount determined by the financing spread.  We currently use total return swaps referencing asset is an equity indices to hedge our portfolio from potential credit losses related to systemic events.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

Other Contracts

Embedded Derivatives. We purchase or issue certain financial instruments or products that contain a derivative instrument that is embedded in the financial instrument or product. When it is determined that the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host instrument for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated statements of financial position, is carried at fair value.

We sell investment-type insurance contracts in which the return is tied to an external equity index or a leveraged inflation index. We economically hedge the risk associated with these investment-type insurance contracts.

We offer group benefit plan contracts that have guaranteed separate accounts as an investment option.

We have structured investment relationships with trusts we have determined to be VIEs, which are consolidated in our financial statements. The notes issued by these trusts include obligations to deliver an underlying security to residual interest holders and the obligations contain an embedded derivative of the forecasted transaction to deliver the underlying security.

We have fixed deferred annuities that credit interest based on changes in an external equity index. We also have certain variable annuity products with a GMWB rider, which provides that the contractholder will receive at least their principal deposit back through withdrawals of up to a specified annual amount, even if the account value is reduced to zero. Declines in the equity markets may increase our exposure to benefits under contracts with the GMWB. We economically hedge the exposure in these annuity contracts, as previously explained.

Exposure

                Our risk of loss is typically limited to the fair value of our derivative instruments and not to the notional or contractual amounts of these derivatives. We are also exposed to credit losses in the event of nonperformance of the counterparties. Our current credit exposure is limited to the value of derivatives that have become favorable to us. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits. We also utilize various credit enhancements, including collateral and credit triggers to reduce the credit exposure to our derivative instruments.

                Our derivative transactions are generally documented under International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements. Management believes that such agreements provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Under such agreements, in connection with an early termination of a transaction, we are permitted to set off our receivable from a counterparty against our payables to the same counterparty arising out of all included transactions. For reporting purposes, we do not offset fair value amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral against fair value amounts recognized for derivative instruments executed with the same counterparties under master netting agreements.

We posted $296.3 million and $502.4 million in cash and securities under collateral arrangements as of December 31, 2012 and December 31, 2011, respectively, to satisfy collateral requirements associated with our derivative credit support agreements.

Certain of our derivative instruments contain provisions that require us to maintain an investment grade rating from each of the major credit rating agencies on our debt. If the rating on our debt were to fall below investment grade, it would be in violation of these provisions and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value, inclusive of accrued interest, of all derivative instruments with credit-risk-related contingent features that were in a liability position without regard to netting under derivative credit support annex agreements as of December 31, 2012 and December 31, 2011, was $1,204.0 million and $1,483.7 million, respectively. With respect to these derivatives, we posted collateral of $296.3 million and $502.4 million as of December 31, 2012 and December 31, 2011, respectively, in the normal course of business, which reflects netting under derivative credit support annex agreements. If the credit-risk-related contingent features underlying these agreements were triggered on December 31, 2012, we would be required to post an additional $79.7 million of collateral to our counterparties.

As of December 31, 2012 and December 31, 2011, we had received $192.4 million and $225.5 million, respectively, of cash collateral associated with our derivative credit support annex agreements, for which we recorded a corresponding liability reflecting our obligation to return the collateral.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

Notional amounts are used to express the extent of our involvement in derivative transactions and represent a standard measurement of the volume of our derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged and are not paid or received, except for contracts such as currency swaps. Credit exposure represents the gross amount owed to us under derivative contracts as of the valuation date. The notional amounts and credit exposure of our derivative financial instruments by type were as follows:

	December 31, 2012	December 31, 2011

	(in millions)
Notional amounts of derivative instruments
Interest rate contracts:
Interest rate swaps	$18,371.2	$19,488.3
Interest rate collars	500.0	500.0
Swaptions	325.0	68.5
Futures	82.0	484.2
Foreign exchange contracts:
Foreign currency swaps	3,373.6	3,844.3
Equity contracts:
Options	1,811.8	1,608.4
Futures	373.6	270.3
Credit contracts:
Credit default swaps	1,378.3	1,374.3
Total return swaps	100.0	15.0
Other contracts:
Embedded derivative financial instruments	5,344.7	4,394.3
Total notional amounts at end of period	$31,660.2	$32,047.6

Credit exposure of derivative instruments
Interest rate contracts:
Interest rate swaps	$683.9	$752.2
Interest rate collars	48.5	38.5
Swaptions	0.7	—
Foreign exchange contracts:
Foreign currency swaps	246.8	305.5
Equity contracts:
Options	74.3	120.3
Credit contracts:
Credit default swaps	6.8	12.8
Total gross credit exposure	1,061.0	1,229.3
Less: collateral received	232.6	225.5
Net credit exposure	$828.4	$1,003.8

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

The fair value of our derivative instruments classified as assets and liabilities was as follows:

	Derivative assets (1)		Derivative liabilities (2)
	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011

	(in millions)
Derivatives designated as hedging
instruments
Interest rate contracts	$10.3	$0.2	$440.5	$500.9
Foreign exchange contracts	190.0	267.2	127.2	158.4
Total derivatives designated as hedging
instruments	$200.3	$267.4	$567.7	$659.3

Derivatives not designated as hedging
instruments
Interest rate contracts	$677.1	$731.0	$493.4	$651.3
Foreign exchange contracts	32.5	23.9	10.1	35.1
Equity contracts	74.3	120.3	27.6	0.8
Credit contracts	6.8	12.8	96.5	169.7
Other contracts	—	—	305.4	312.0
Total derivatives not designated as hedging
instruments	790.7	888.0	933.0	1,168.9

Total derivative instruments	$991.0	$1,155.4	$1,500.7	$1,828.2

(1)  The fair value of derivative assets is reported with other investments on the consolidated statements of financial position.

(2)  The fair value of derivative liabilities is reported with other liabilities on the consolidated statement of financial position, with the exception of certain embedded derivative liabilities. Embedded derivative liabilities with a fair value of $148.1 million and $171.8 million as of December 31, 2012 and December 31, 2011, respectively, are reported with contractholder funds on the consolidated statements of financial position.

Credit Derivatives Sold

When we sell credit protection, we are exposed to the underlying credit risk similar to purchasing a fixed maturity security instrument. The majority of our credit derivative contracts sold reference a single name or reference security (referred to as “single name credit default swaps”). The remainder of our credit derivatives reference either a basket or index of securities. These instruments are either referenced in an over-the-counter credit derivative transaction, or embedded within an investment structure that has been fully consolidated into our financial statements.

These credit derivative transactions are subject to events of default defined within the terms of the contract, which normally consist of bankruptcy, failure to pay, or modified restructuring of the reference entity and/or issue. If a default event occurs for a reference name or security, we are obligated to pay the counterparty an amount equal to the notional amount of the credit derivative transaction. As a result, our maximum future payment is equal to the notional amount of the credit derivative. In certain cases, we also have purchased credit protection with identical underlyings to certain of our sold protection transactions. The effect of this purchased protection would reduce our total maximum future payments by $15.0 million as of December 31, 2012 and $20.0 million as of December 31, 2011. These purchased credit derivative transactions had a net asset (liability) fair value of $0.2 million as of December 31, 2012 and zero as of December 31, 2011. In certain circumstances, our potential loss could also be reduced by any amount recovered in the default proceedings of the underlying credit name.

We purchased certain investment structures with embedded credit features that are fully consolidated into our financial statements. This consolidation results in recognition of the underlying credit derivatives and collateral within the structure, typically high quality fixed maturities that are owned by a special purpose vehicle. These credit derivatives reference a single name or several names in a basket structure. In the event of default, the collateral within the structure would typically be liquidated to pay the claims of the credit derivative counterparty.

The following tables show our credit default swap protection sold by types of contract, types of referenced/underlying asset class and external agency rating for the underlying reference security. The maximum future payments are undiscounted and have not been reduced by the effect of any offsetting transactions, collateral or recourse features described above.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

	December 31, 2012
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)

	(in millions)
Single name credit default swaps
Corporate debt
AA	$70.0	$(0.2)	$70.0	2.5
A	572.0	2.4	572.0	2.4
BBB	200.0	(1.6)	200.0	3.0
Structured finance
Near default	11.1	(11.0)	11.1	8.5
Total single name credit default swaps	853.1	(10.4)	853.1	2.6

Basket and index credit default swaps
Corporate debt
Near default	110.4	(65.2)	110.4	4.2
Government/municipalities
AA	30.0	(7.3)	30.0	4.7
Structured finance
BBB	25.0	(5.6)	25.0	4.5
Total basket and index credit default swaps	165.4	(78.1)	165.4	4.4
Total credit default swap protection sold	$1,018.5	$(88.5)	$1,018.5	2.9

	December 31, 2011
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)

	(in millions)
Single name credit default swaps
Corporate debt
AA	$85.0	$(1.0)	$85.0	4.0
A	483.0	(1.4)	483.0	2.5
BBB	110.0	(0.3)	110.0	1.7
CCC	10.0	(0.1)	10.0	0.2
Structured finance
C	10.0	(8.9)	10.0	10.1
Near default	12.9	(12.8)	12.9	1.2
Total single name credit default swaps	710.9	(24.5)	710.9	2.6

Basket and index credit default swaps
Corporate debt
CCC	132.4	(104.7)	132.4	5.2
CC	15.0	(14.8)	15.0	1.0
Government/municipalities
A	40.0	(10.5)	40.0	4.4
Structured finance
BBB	25.0	(11.0)	25.0	5.5
Total basket and index credit default swaps	212.4	(141.0)	212.4	4.8
Total credit default swap protection sold	$923.3	$(165.5)	$923.3	3.1

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

We also have invested in fixed maturities classified as available-for-sale that contain credit default swaps that do not require bifurcation and fixed maturities classified as trading that contain credit default swaps. These securities are subject to the credit risk of the issuer, normally a special purpose vehicle, which consists of the underlying credit default swaps and high quality fixed maturities that serve as collateral. A default event occurs if the cumulative losses exceed a specified attachment point, which is typically not the first loss of the portfolio. If a default event occurs that exceeds the specified attachment point, our investment may not be fully returned. We would have no future potential payments under these investments. The following tables show, by the types of referenced/underlying asset class and external rating, our fixed maturities with embedded credit derivatives.

	December 31, 2012
			Weighted
			average
	Amortized	Carrying	expected life
	cost	value	(in years)

	(in millions)
Corporate debt
BBB	$20.5	$20.5	4.0
B	25.0	24.9	0.5
Total corporate debt	45.5	45.4	2.1

Structured finance
AA	4.6	4.6	17.0
BB	39.6	37.5	2.9
B	4.0	4.0	4.4
CCC	17.7	17.7	6.4
Total structured finance	65.9	63.8	4.9
Total fixed maturities with credit derivatives	$111.4	$109.2	3.8

	December 31, 2011
			Weighted
			average
	Amortized	Carrying	expected life
	cost	value	(in years)

	(in millions)
Corporate debt
BB	$14.7	$14.7	5.0
CCC	25.0	20.8	1.5
CC	3.7	0.7	4.0
Total corporate debt	43.4	36.2	2.9

Structured finance
AA	9.3	9.3	6.4
BBB	27.4	24.5	4.5
BB	15.0	13.9	2.5
B	11.2	11.2	5.4
CCC	3.5	3.6	4.8
CC	0.7	0.7	5.3
C	0.2	0.1	8.2
Near default	0.2	0.2	4.7
Total structured finance	67.5	63.5	4.5
Total fixed maturities with credit derivatives	$110.9	$99.7	3.9

Fair Value Hedges

                We use fixed-to-floating rate interest rate swaps to more closely align the interest rate characteristics of certain assets and liabilities. In general, these swaps are used in asset and liability management to modify duration, which is a measure of sensitivity to interest rate changes.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

                We enter into currency exchange swap agreements to convert certain foreign denominated assets and liabilities into U.S. dollar floating-rate denominated instruments to eliminate the exposure to future currency volatility on those items.

We have sold callable investment-type insurance contracts and used cancellable interest rate swaps to hedge the changes in fair value of the callable feature.

The net interest effect of interest rate swap and currency swap transactions for derivatives in fair value hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.

Hedge effectiveness testing for fair value relationships is performed utilizing a regression analysis approach for both prospective and retrospective evaluations. This regression analysis will consider multiple data points for the assessment that the hedge continues to be highly effective in achieving offsetting changes in fair value. In certain periods, the comparison of the change in value of the derivative and the change in the value of the hedged item may not be offsetting at a specific period in time due to small movements in value. However, any amounts recorded as fair value hedges have shown to be highly effective in achieving offsetting changes in fair value both for present and future periods.

The following table shows the effect of derivatives in fair value hedging relationships and the related hedged items on the consolidated statements of operations. All gains or losses on derivatives were included in the assessment of hedge effectiveness.

	Amount of gain (loss)				Amount of gain (loss)
	recognized in net income on				recognized in net income on
	derivatives for the year			Hedged items in fair	related hedged item for the year ended
Derivatives in fair value	ended December 31, (1)			fair value hedging	December 31, (1)

hedging relationships	2012	2011	2010	relationships	2012	2011	2010

	(in millions)				(in millions)
				Fixed maturities,
Interest rate contracts	$38.6	$(108.5)	$(100.2)	available-for-sale	$(34.1)	$105.4	$106.4
				Investment-type
Interest rate contracts	—	(2.2)	(19.2)	insurance contracts	—	2.4	20.6
Foreign exchange				Fixed maturities,
contracts	0.7	1.1	6.9	available-for-sale	0.4	(1.3)	(5.6)
Foreign exchange				Investment-type
contracts	9.3	(25.6)	(23.3)	insurance contracts	(12.6)	25.7	18.1
Total	$48.6	$(135.2)	$(135.8)	Total	$(46.3)	$132.2	$139.5

(1)   The gain (loss) on both derivatives and hedged items in fair value relationships is reported in net realized capital gains (losses) on the consolidated statements of operations. The net amount represents the ineffective portion of our fair value hedges.

The following table shows the periodic settlements on interest rate contracts and foreign exchange contracts in fair value hedging relationships.

	Amount of gain (loss) for the year
	ended December 31,

Hedged Item	2012	2011	2010

	(in millions)
Fixed maturities, available-for-sale (1)	$(134.3)	$(158.9)	$(161.9)
Investment-type insurance contracts (2)	37.1	44.0	76.3

(1)     Reported in net investment income on the consolidated statements of operations.

(2)     Reported in benefits, claims and settlement expenses on the consolidated statements of operations.

Cash Flow Hedges

                We utilize floating-to-fixed rate interest rate swaps to eliminate the variability in cash flows of recognized financial assets and liabilities and forecasted transactions.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

                We enter into currency exchange swap agreements to convert both principal and interest payments of certain foreign denominated assets and liabilities into U.S. dollar denominated fixed-rate instruments to eliminate the exposure to future currency volatility on those items.

The net interest effect of interest rate swap and currency swap transactions for derivatives in cash flow hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.

The maximum length of time we are hedging our exposure to the variability in future cash flows for forecasted transactions, excluding those related to the payments of variable interest on existing financial assets and liabilities, is 7.5 years. At December 31, 2012, we had $120.6 million of net gains reported in AOCI on the consolidated statements of financial position related to active hedges of forecasted transactions. If a hedged forecasted transaction is no longer probable of occurring, cash flow hedge accounting is discontinued. If it is probable that the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from OCI into net income. No amounts were reclassified from AOCI into net realized capital gains (losses) as a result of the determination that hedged cash flows were probable of not occurring during the years ended December 31, 2012, 2011 and 2010.

The following table shows the effect of derivatives in cash flow hedging relationships on the consolidated statements of operations and consolidated statements of financial position.  All gains or losses on derivatives were included in the assessment of hedge effectiveness.

		Amount of gain (loss)				Amount of gain (loss)
		recognized in AOCI on				reclassified from AOCI on
Derivatives in		derivatives (effective portion)			Location of gain (loss)	derivatives (effective portion)
cash flow		for the year ended			reclassified from	for the year ended
hedging	Related	December 31,			AOCI into net income	December 31,

relationships	hedged item	2012	2011	2010	(effective portion)	2012	2011	2010

		(in millions)				(in millions)
Interest rate	Fixed maturities,				Net investment
contracts	available-for-sale	$16.2	$107.1	$(18.1)	income	$8.9	$7.2	$7.1
					Net realized capital
					gains	—	(0.2)	8.0
Interest rate	Investment-type				Benefits, claims and
contracts	insurance contracts	2.5	(1.0)	18.4	settlement expenses	—	(0.8)	(0.8)
Interest rate
Foreign exchange	Fixed maturities,				Net realized capital
contracts	available-for-sale	(27.9)	29.9	136.7	losses	(6.4)	(20.4)	(41.6)
					Net investment
Foreign exchange	Investment-type				Benefits, claims and
contracts	insurance contract	7.6	12.8	(24.0)	settlement expenses	—	(1.7)	(6.1)
					Net realized capital
					losses	—	—	(0.7)
Total		$(1.6)	$148.8	$113.0	Total	$2.5	$(15.9)	$(34.1)

The following table shows the periodic settlements on interest rate contracts and foreign exchange contracts in cash flow hedging relationships.

	Amount of gain (loss) for the year
	ended December 31,

Hedged Item	2012	2011	2010

	(in millions)
Fixed maturities, available-for-sale (1)	$8.0	$9.3	$11.1
Investment-type insurance contracts (2)	(13.4)	(13.1)	(12.5)

(1)   Reported in net investment income on the consolidated statements of operations.

(2)   Reported in benefits, claims and settlement expenses on the consolidated statements of operations.

The ineffective portion of our cash flow hedges is reported in net realized capital gains (losses) on the consolidated statements of operations. The net gain resulting from the ineffective portion of foreign currency contracts in cash flow hedging relationships was $0.5 million, $0.5 million and $1.0 million for the year ended December 31, 2012, 2011 and 2010, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

We expect to reclassify net gains of $6.0 million from AOCI into net income in the next 12 months, which includes both net deferred gains on discontinued hedges and net losses on periodic settlements of active hedges. Actual amounts may vary from this amount as a result of market conditions.

Derivatives Not Designated as Hedging Instruments

                Our use of futures, certain swaptions and swaps, collars and options are effective from an economic standpoint, but they have not been designated as hedges for financial reporting purposes. As such, periodic changes in the market value of these instruments, which includes mark-to-market gains and losses as well as periodic and final settlements, primarily flow directly into net realized capital gains (losses) on the consolidated statements of operations. Gains and losses on certain derivatives used in relation to certain trading portfolios are reported in net investment income on the consolidated statements of operations.

The following table shows the effect of derivatives not designated as hedging instruments, including fair value changes of embedded derivatives that have been bifurcated from the host contract, on the consolidated statements of operations.

	Amount of gain (loss) recognized in
	net income on derivatives for the
	year ended December 31,

Derivatives not designated as hedging instruments	2012	2011	2010

	(in millions)
Interest rate contracts	$(7.7)	$133.7	$45.3
Foreign exchange contracts	40.0	(22.9)	(79.6)
Equity contracts	(100.5)	55.3	(24.0)
Credit contracts	12.0	(10.9)	5.3
Other contracts	35.7	(190.4)	(1.2)
Total	$(20.5)	$(35.2)	$(54.2)

7.  Closed Block

                In connection with the 1998 MIHC formation, we formed a Closed Block to provide reasonable assurance to policyholders included therein that, after the formation of the MIHC, assets would be available to maintain dividends in aggregate in accordance with the 1997 policy dividend scales, if the experience underlying such scales continued. Certain of our assets were allocated to the Closed Block in an amount that produces cash flows which, together with anticipated revenue from policies and contracts included in the Closed Block, were expected to be sufficient to support the Closed Block policies, including, but not limited to, provisions for payment of claims, certain expenses, charges and taxes, and to provide for continuation of policy and contract dividends in aggregate in accordance with the 1997 dividend scales, if the experience underlying such scales continues, and to allow for appropriate adjustments in such scales, if such experience changes. Due to adjustable life policies being included in the Closed Block, the Closed Block is charged with amounts necessary to properly fund for certain adjustments, such as face amount and premium increases, that are made to these policies after the Closed Block inception date. These amounts are referred to as Funding Adjustment Charges and are treated as capital transfers from the Closed Block.

                Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block. Closed Block assets and liabilities are carried on the same basis as other similar assets and liabilities. We will continue to pay guaranteed benefits under all policies, including the policies within the Closed Block, in accordance with their terms. If the assets allocated to the Closed Block, the investment cash flows from those assets and the revenues from the policies included in the Closed Block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the Closed Block, we will be required to make such payments from their general funds. No additional policies were added to the Closed Block, nor was the Closed Block affected in any other way, as a result of the demutualization.

                A policyholder dividend obligation (“PDO”) is required to be established for earnings in the Closed Block that are not available to PFG stockholders. A model of the Closed Block was established to produce the pattern of expected earnings in the Closed Block, adjusted to eliminate the impact of related amounts in AOCI.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

                If actual cumulative earnings of the Closed Block are greater than the expected cumulative earnings of the Closed Block, only the expected cumulative earnings will be recognized in income with the excess recorded as a PDO. This PDO represents undistributed accumulated earnings that will be paid to Closed Block policyholders as additional policyholder dividends unless offset by future performance of the Closed Block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in income. At December 31, 2012 and 2011, cumulative actual earnings have been less than cumulative expected earnings. However, cumulative net unrealized gains were greater than expected, resulting in the recognition of a PDO of $131.0 million and $3.1 million as of December 31, 2012 and 2011, respectively.

                Closed Block liabilities and assets designated to the Closed Block were as follows:

	December 31, 2012	December 31, 2011

	(in millions)
Closed Block liabilities
Future policy benefits and claims	$4,664.5	$4,829.6
Other policyholder funds	10.7	11.2
Policyholder dividends payable	280.6	292.6
Policyholder dividends obligation	131.0	3.1
Other liabilities	31.3	32.6
Total Closed Block liabilities	5,118.1	5,169.1

Assets designated to the Closed Block
Fixed maturities, available-for-sale	2,735.1	2,744.7
Fixed maturities, trading	17.0	23.2
Equity securities, available-for-sale	5.5	6.1
Mortgage loans	719.4	691.0
Policy loans	665.5	697.7
Other investments	158.0	172.5
Total investments	4,300.5	4,335.2
Cash and cash equivalents	51.3	3.0
Accrued investment income	52.5	59.6
Premiums due and other receivables	13.2	13.8
Deferred tax asset	39.2	38.7
Total assets designated to the Closed Block	4,456.7	4,450.3
Excess of Closed Block liabilities over assets designated to the Closed Block	661.4	718.8
Amounts included in accumulated other comprehensive income	62.4	68.2
Maximum future earnings to be recognized from Closed Block assets and liabilities	$723.8	$787.0

                Closed Block revenues and expenses were as follows:

	For the year ended December 31,
	2012	2011	2010

	(in millions)
Revenues
Premiums and other considerations	$397.4	$428.8	$459.3
Net investment income	222.8	238.2	257.6
Net realized capital gains	3.6	7.9	1.8
Total revenues	623.8	674.9	718.7

Expenses
Benefits, claims and settlement expenses	325.7	370.7	385.5
Dividends to policyholders	192.6	204.2	215.1
Operating expenses	4.9	2.9	6.4
Total expenses	523.2	577.8	607.0
Closed Block revenues, net of Closed Block expenses, before income taxes	100.6	97.1	111.7
Income taxes	32.6	31.2	36.2
Closed Block revenues, net of Closed Block expenses and income taxes	68.0	65.9	75.5
Funding adjustment charges	(4.8)	(5.3)	(9.6)
Closed Block revenues, net of Closed Block expenses, income taxes and
funding adjustment charges	$63.2	$60.6	$65.9

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

The change in maximum future earnings of the Closed Block was as follows:

	For the year ended December 31,
	2012	2011	2010

	(in millions)
Beginning of year	$787.0	$847.6	$913.5
End of year	723.8	787.0	847.6
Change in maximum future earnings	$(63.2)	$(60.6)	$(65.9)

                We charge the Closed Block with federal income taxes, payroll taxes, state and local premium taxes and other state or local taxes, licenses and fees as provided in the plan of reorganization.

8.  Deferred Policy Acquisition Costs

                Policy acquisition costs deferred and amortized were as follows:

	For the year ended December 31,
	2012	2011	2010

	(in millions)
Balance at beginning of year	$2,197.3	$2,281.3	$2,614.8
Cost deferred during the year	393.6	316.9	300.9
Amortized to expense during the year (1)	(82.3)	(262.9)	(265.0)
Adjustment related to unrealized gains on available-for-sale securities and
derivative instruments	(113.9)	(138.0)	(369.5)
Balance at end of year	$2,394.7	$2,197.3	$2,281.2

(1)  Includes adjustments for revisions to estimated gross profits.

9.  Insurance Liabilities

Contractholder Funds

                Major components of contractholder funds in the consolidated statements of financial position are summarized as follows:

	December 31,
	2012	2011

	(in millions)
Liabilities for investment-type insurance contracts:
Liabilities for individual annuities	$11,315.1	$11,608.1
GICs	10,943.1	11,355.0
Funding agreements	9,077.1	8,850.1
Other investment-type insurance contracts	749.6	765.6
Total liabilities for investment-type insurance contracts	32,084.9	32,578.8
Universal life and other reserves	4,689.7	4,510.9
Total contractholder funds	$36,774.6	$37,089.7

                Our GICs and funding agreements contain provisions limiting or prohibiting early surrenders, which typically include penalties for early surrenders, minimum notice requirements or, in the case of funding agreements with survivor options, minimum pre-death holding periods and specific maximum amounts.

                Funding agreements include those issued directly to nonqualified institutional investors, as well as under five separate programs where the funding agreements have been issued directly or indirectly to unconsolidated special purpose entities. Claims for principal and interest under funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

                We were authorized to issue up to $4.0 billion of funding agreements under a program established in 1998 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. As of December 31, 2012 and 2011, $1,189.5 million and $1,377.2 million, respectively, of liabilities are outstanding with respect to the issuance outstanding under this program. We were also authorized to issue up to Euro 4.0 billion (approximately USD$5.3 billion) of funding agreements under a program established in 2006 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. The unaffiliated entity is an unconsolidated special purpose vehicle. As of December 31, 2012 and 2011, $1,251.1 million and $1,305.7 million, respectively, of liabilities are outstanding with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under either of these programs due to the existence of the program established in 2011 described below.

                In addition, we were authorized to issue up to $7.0 billion of funding agreements under a program established in 2001 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. As of December 31, 2012 and 2011, $1,598.5 million and $2,205.0 million, respectively, of liabilities are being held with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under this program, given our December 2005 termination of the dealership agreement for this program and the availability of the program established in 2011 described below.

                Additionally, we were authorized to issue up to $4.0 billion of funding agreements under a program established in March 2004 to support the prospective issuance of medium term notes by unaffiliated entities in both domestic and international markets. In February 2006, this program was amended to authorize issuance of up to an additional $5.0 billion in recognition of the use of nearly all $4.0 billion of initial issuance authorization. In recognition of the use of nearly all $9.0 billion, this program was amended in November 2007 to authorize issuance of up to an additional $5.0 billion. Under this program, both the notes and the supporting funding agreements were registered with the United States Securities and Exchange Commission (“SEC”). As of December 31, 2012 and 2011, $1,875.6 million and $2,452.5 million, respectively, of liabilities are being held with respect to issuances outstanding under this program. In contrast with direct funding agreements, GIC issuances and the other three funding agreement‑backed medium term note programs described above, our payment obligations on each funding agreement issued under this SEC-registered program are guaranteed by PFG. We do not anticipate any new issuance activity under this program due to the existence of the program established in 2011 described below.

We were authorized to issue up to $2.0 billion of funding agreements under a program established in 2011 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. As of December 31, 2012 and 2011, $1,352.3 million and $250.2 million of liabilities are being held with respect to any issuances outstanding under this program. Similar to the SEC-registered program, our payment obligations on each funding agreement issued under this program are guaranteed by PFG. The program established in 2011 is not registered with the SEC.

We had no medium term note issuances in 2010.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

Future Policy Benefits and Claims

Activity associated with unpaid disability and health claims is summarized as follows:

	December 31,
	2012	2011	2010

	(in millions)
Balance at beginning of year	$1,006.9	$1,061.8	$1,025.6
Incurred:
Current year	711.8	1,074.0	1,611.9
Prior years	9.7	(10.8)	11.1
Total incurred	721.5	1,063.2	1,623.0
Payments:
Current year	446.3	820.8	1,269.4
Prior years	216.1	297.3	317.4
Total payments	662.4	1,118.1	1,586.8
Balance at end of year:
Current year	265.5	253.2	342.5
Prior years	800.5	753.7	719.3
Total balance at end of year	$1,066.0	$1,006.9	$1,061.8

Amounts not included in the rollforward above:
Claim adjustment expense liabilities	$46.6	$42.9	$40.1
Reinsurance recoverables	211.0	177.7	156.2

                Incurred liability adjustments relating to prior years, which affected current operations during 2012, 2011 and 2010, resulted in part from developed claims for prior years being different than were anticipated when the liabilities for unpaid disability and health claims were originally estimated. These trends have been considered in establishing the current year liability for unpaid disability and health claims.

10.  Debt

Short-Term Debt

                As of December 31, 2012 and 2011, we had credit facilities with various financial institutions in an aggregate amount of $845.0 million and $624.0 million, respectively. As of December 31, 2012 and 2011, we had $286.7 million and $263.7 million, respectively, of outstanding borrowings related to our credit facilities, which consisted of a payable to PFSI, with zero assets pledged as support as of December 31, 2012. Interest paid on intercompany debt was $1.0 million, $1.0 million and $1.3 million during 2012, 2011 and 2010, respectively.

                The weighted‑average interest rate on short-term borrowings as of December 31, 2012 and 2011, was 0.2% and 0.4%, respectively.

Long-Term Debt

                The components of long-term debt were as follows:

	December 31,
	2012	2011

	(in millions)
8.0% surplus notes payable, due 2044	$99.3	$99.3
Non-recourse mortgages and notes payable	29.6	20.6
Total long-term debt	$128.9	$119.9

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

                The amounts included above are net of the discount and premium associated with issuing these notes, which are being amortized to expense over their respective terms using the interest method.

                On March 10, 1994, we issued $100.0 million of surplus notes due March 1, 2044, at an 8% annual interest rate. None of our affiliates hold any portion of the notes. Each payment of interest and principal on the notes, however, may be made only with the prior approval of the Commissioner of Insurance of the State of Iowa (the “Commissioner”) and only to the extent that we have sufficient surplus earnings to make such payments. Interest of $8.0 million for each of the years ended December 31, 2012, 2011 and 2010 was approved by the Commissioner, and charged to expense.

                Subject to Commissioner approval, the notes due March 1, 2044, may be redeemed at our election on or after March 1, 2014, in whole or in part at a redemption price of approximately 102.3% of par. The approximate 2.3% premium is scheduled to gradually diminish over the following ten years. These notes may be redeemed on or after March 1, 2024, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption.

The non-recourse mortgages, other mortgages and notes payable are primarily financings for real estate developments. Outstanding principal balances as of December 31, 2012, ranged from $0.3 million to $9.2 million per development with interest rates generally ranging from 5.5% to 5.8%. Outstanding principal balances as of December 31, 2011, ranged from $5.6 million to $8.7 million per development with interest rates generally ranging from 5.5% to 5.8%. Outstanding debt is secured by the underlying real estate properties, which were reported as real estate on our consolidated statements of financial position with a carrying value of $54.2 million and $29.5 million as of December 31, 2012 and 2011, respectively.

                At December 31, 2012, future annual maturities of the long-term debt were as follows (in millions):

Year ending December 31:
2013	$8.8
2014	6.0
2015	14.8
2016	—
2017	—
Thereafter	99.3
Total future maturities of the long-term debt	$128.9

11.  Income Taxes

Income Tax Expense

                Our income tax expense was as follows:

	For the year ended December 31,
	2012	2011	2010

	(in millions)
Current income taxes (benefits):
U.S. federal	$(78.1)	$163.3	$120.0
State and foreign	26.5	25.6	15.8
Total current income taxes (benefits)	(51.6)	188.9	135.8
Deferred income taxes (benefits)	203.1	36.1	(33.0)
Total income taxes	$151.5	$225.0	$102.8

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

Effective Income Tax Rate

Our provision for income taxes may not have the customary relationship of taxes to income. A reconciliation between the U.S. corporate income tax rate and the effective income tax rate is as follows:

	For the year ended December 31,
	2012	2011	2010

U.S. corporate income tax rate	35%	35%	35%
Dividends received deduction	(12)	(10)	(14)
Interest exclusion from taxable income	(3)	(3)	(5)
Impact of court ruling on some uncertain tax positions	—	7	—
Other	(2)	(1)	2
Effective income tax rate	18%	28%	18%

Unrecognized Tax Benefits

                A summary of the changes in unrecognized tax benefits follows.

	For the year ended December 31,
	2012	2011

	(in millions)
Balance at beginning of period	$119.5	$53.0
Additions based on tax positions related to the current year	10.2	1.5
Additions for tax positions of prior year	4.3	67.1
Reductions for tax positions related to the current year	(4.2)	(1.8)
Reductions for tax positions of prior years	(0.7)	(0.3)
Balance at end of period (1)	$129.1	$119.5

(1)    Of this amount, $81.0 million, if recognized, would reduce the 2012 effective income tax rate. We recognize interest and penalties related to uncertain tax positions in operating expenses.

As of December 31, 2012 and 2011, we had recognized $44.1 million and $43.8 million of accumulated pre-tax interest and penalties related to unrecognized tax benefits, respectively.

Net Deferred Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of our net deferred income taxes were as follows:

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

	December 31,
	2012	2011

	(in millions)
Deferred income tax assets:
Insurance liabilities	$195.1	$111.2
Investments, including derivatives	454.0	659.2
Net operating and capital loss carryforwards	364.0	343.5
Employee benefits	738.8	588.8
Other deferred income tax assets	48.3	31.5
Gross deferred income tax assets	1,800.2	1,734.2
Total deferred income tax assets	1,800.2	1,734.2
Deferred income tax liabilities:
Deferred policy acquisition costs	(602.5)	(540.6)
Investments, including derivatives	(423.8)	(485.3)
Net unrealized gains on available-for-sale securities	(1,083.0)	(536.7)
Real estate	(102.0)	(103.3)
Intangible assets	(32.8)	(26.7)
Other deferred income tax liabilities	—	(120.0)
Total deferred income tax liabilities	(2,244.1)	(1,812.6)
Total net deferred income tax liabilities	$(443.9)	$(78.4)

Net deferred income taxes by jurisdiction are as follows:

	December 31,
	2012	2011

	(in millions)
Deferred income tax liabilities:
U.S.	$(443.4)	$(74.7)
State	(0.5)	(3.7)
Total net deferred income tax liabilities	$(443.9)	$(78.4)

In management’s judgment, total deferred income tax assets are more likely than not to be realized. Included in the deferred income tax asset is the net operating loss carryforward for tax purposes available to offset future taxable income. We have net operating losses for federal income tax purposes of $274.5 million and $448.9 million at December 31, 2012 and 2011, respectively, attributed to one of our captive reinsurance companies that joined the consolidated U.S. federal income tax return in 2012. Our other captive reinsurance company, temporarily excluded from the consolidated U.S. federal income tax return, with net operating losses for federal income tax purposes of $710.6 million and $482.6 million at December 31, 2012 and 2011, respectively, will join the consolidated U.S. federal income tax return in 2013. These federal net operating losses will expire between 2021 and 2027. All accumulated federal net operating losses are anticipated to be utilized before expiration. Therefore, no valuation allowance has been provided for the deferred income tax assets attributable to these net operating losses.

Domestic state net operating loss carryforwards were $14.5 million as of December 31, 2012, and will expire between 2015 and 2032. We maintain valuation allowances by jurisdiction against the deferred income tax assets related to certain of these carryforwards, as utilization of these income tax benefits fail the more likely than not criteria in certain jurisdictions. A valuation allowance has been recorded on income tax benefits associated with state and foreign net operating loss carryforwards. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of the deferred income tax assets that are more likely than not to be realized.

Other Tax Information

The Internal Revenue Service (“IRS”) has completed examination of the consolidated federal income tax returns for years prior to 2004. We are contesting certain issues and have filed suit in the Court of Federal Claims, requesting refunds for the years 1995-2003. We had $333.5 million and $261.7 million of current income tax receivables associated with outstanding audit issues reported as other assets in our consolidated statements of financial position as of December 31, 2012 and 2011, respectively. We do not expect the litigation to be resolved within the next twelve months.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

The IRS has completed its examinations of tax years 2004 through 2005 and 2006 through 2008 during the second quarter of 2011 resulting in receipt of notices of deficiency dated April 6, 2011 and April 27, 2011, respectively. We paid the deficiencies (approximately $62.1 million for 2004 and 2005 and approximately $46.7 million for 2006 and 2008, including interest) in 2011. We filed claims for refund for tax years 2004 and 2005 during 2012 and will file claims for refund relating to disputed adjustments for tax years 2006 through 2008. The IRS commenced audit of our federal income tax return for 2009 during the fourth quarter of 2011 and for 2010 during the first quarter of 2012. We expect the IRS to commence audit of our federal income tax return for 2011 during 2013. We do not expect the results of these audits or developments in other tax areas for all open tax years to significantly change the possible increase in the amount of unrecognized tax benefits, but the outcome of tax reviews is uncertain and unforeseen results can occur.

The U.S. District Court for the Southern District of Iowa issued a decision in the case of Pritired 1, LLC (“Pritired”), and Principal Life Insurance Co. v. United States on September 30, 2011. The court ruled that the securities Pritired held should be characterized as debt, not equity, and thus we were not entitled to foreign tax credits for the years 2002 and 2003. We, along with Pritired, received favorable clarification from the court on September 12, 2012, that related partnership income should be reversed. No notice of appeal was filed by December 31, 2012, and the decision stands as modified by the post-trial motion as the time to file a notice of appeal expired in January 2013.

We believe it is reasonably possible that the amount of our unrecognized tax benefits could decrease by $0.0 million to $28.5 million within the next twelve months. This uncertainty is associated with our investment in a transaction that gave rise to foreign tax credits. We believe that we have adequate defenses against, or sufficient provisions for, the contested issues, but final resolution of the contested issues could take several years while legal remedies are pursued. Consequently, we do not expect the ultimate resolution of issues from tax years 1995 - 2003 to have a material impact on our net income. Similarly, we believe there are adequate defenses against, or sufficient provisions for, any challenges that might arise in tax years subsequent to 2003.

12. Employee and Agent Benefits

We have post-retirement benefit plans covering substantially all of our employees and certain agents, including employees of other companies affiliated with our ultimate parent, PFG ("affiliated companies"). Actuarial information regarding the status of the post-retirement benefit plans is calculated for the total plan only. The affiliated company portion of the actuarial present value of the accumulated or projected benefit obligations, or net assets available for benefits, is not separately determined. However, we are reimbursed for employee benefits related to the affiliated companies. The reimbursement is not reflected in our employee and agent benefits disclosures.

                We have defined benefit pension plans covering substantially all of our U.S. employees and certain agents. Some of these plans provide supplemental pension benefits to employees and agents with salaries and/or pension benefits in excess of the qualified plan limits imposed by federal tax law. The employees and agents are generally first eligible for the pension plans when they reach age 21. For plan participants employed prior to January 1, 2002, the pension benefits are based on the greater of a final average pay benefit or a cash balance benefit. The final average pay benefit is based on the years of service and generally the employee's or agent's average annual compensation during the last five years of employment. Partial benefit accrual of final average pay benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The cash balance portion of the plan started on January 1, 2002. An employee's account is credited with an amount based on the employee's salary, age and service. These credits accrue with interest. For plan participants hired on and after January 1, 2002, only the cash balance plan applies. Our policy is to fund the cost of providing pension benefits in the years that the employees and agents are providing service to us. Our funding policy for the qualified defined benefit plan is to contribute an amount annually at least equal to the minimum annual contribution required under the Employee Retirement Income Security Act (“ERISA”), and, generally, not greater than the maximum amount that can be deducted for federal income tax purposes. Our funding policy for the nonqualified benefit plan is to fund the plan in the years that the employees are providing service, taking into account the funded status of the trust. While we designate assets to cover the computed liability of the nonqualified plan, the assets are not included as part of the asset balances presented in this footnote as they do not qualify as plan assets in accordance with U.S. GAAP.

                We also provide certain health care, life insurance and long-term care benefits for retired employees. Subsidized retiree health benefits are provided for employees hired prior to January 1, 2002. Employees hired after December 31, 2001, have access to retiree health benefits but it is intended that they pay for the full cost of the coverage. The health care plans are contributory with participants' contributions adjusted annually. The contributions are based on the number of years of service and age at retirement for those hired prior to January 1, 2002, who retired prior to January 1, 2011. For employees hired prior to January 1, 2002, who retired on or after January 1, 2011, the contributions are 60% of the expected cost. As part of the substantive plan, the retiree health contributions are assumed to be adjusted in the future as claim levels change. The life insurance plans are contributory for a small group of previously grandfathered participants that have elected supplemental coverage and dependent coverage.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

                Covered employees are first eligible for the health and life postretirement benefits when they reach age 57 and have completed ten years of service with us. Retiree long-term care benefits are provided for employees whose retirement was effective prior to July 1, 2000. Our policy is to fund the cost of providing retiree benefits in the years that the employees are providing service, taking into account the funded status of the trust.

Obligations and Funded Status

                The plans' combined funded status, reconciled to amounts recognized in the consolidated statements of financial position and consolidated statements of operations, was as follows:

			Other postretirement
	Pension benefits		benefits

	December 31,		December 31,

	2012	2011	2012	2011

	(in millions)
Change in benefit obligation
Benefit obligation at beginning of year	$(2,158.4)	$(1,933.8)	$(165.1)	$(162.6)
Service cost	(47.0)	(44.0)	(1.3)	(1.2)
Interest cost	(109.1)	(108.5)	(8.2)	(8.9)
Actuarial gain (loss)	(407.1)	(151.3)	21.2	2.6
Participant contribution	—	—	(6.6)	(6.4)
Benefits paid	76.4	73.6	13.0	13.9
Amounts recognized due to special events	—	—	—	(0.4)
Early retiree reinsurance program reimbursement	—	—	—	(1.2)
Other	7.2	5.6	(0.8)	(0.9)
Benefit obligation at end of year	$(2,638.0)	$(2,158.4)	$(147.8)	$(165.1)

Change in plan assets
Fair value of plan assets at beginning of year	$1,429.0	$1,417.7	$466.6	$471.7
Actual return on plan assets	222.6	4.1	58.6	1.3
Employer contribution	106.9	80.8	0.9	1.1
Participant contributions	—	—	6.6	6.4
Benefits paid	(76.4)	(73.6)	(13.0)	(13.9)
Fair value of plan assets at end of year	$1,682.1	$1,429.0	$519.7	$466.6

Amount recognized in statement of financial position
Other assets	$—	$—	$372.5	$301.7
Other liabilities	(955.9)	(729.4)	(0.6)	(0.2)
Total	$(955.9)	$(729.4)	$371.9	$301.5

Amount recognized in accumulated other comprehensive
(income) loss
Total net actuarial (gain) loss	$861.2	$660.0	$(7.1)	$40.1
Prior service benefit	(20.4)	(30.5)	(82.1)	(114.1)
Pre-tax accumulated other comprehensive (income) loss	$840.8	$629.5	$(89.2)	$(74.0)

The accumulated benefit obligation for all defined benefit pension plans was $2,469.1 million and $2,027.8 million at December 31, 2012 and 2011, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

                Employer contributions to the pension plans include contributions made directly to the qualified pension plan assets and contributions from corporate assets to pay nonqualified pension benefits. Benefits paid from the pension plans include both qualified and nonqualified plan benefits. Nonqualified pension plan assets are not included as part of the asset balances presented in this footnote. The nonqualified pension plan assets are held in Rabbi trusts for the benefit of all nonqualified plan participants. The assets held in a Rabbi trust are available to satisfy the claims of general creditors only in the event of bankruptcy. Therefore, these assets are fully consolidated in our consolidated statements of financial position and are not reflected in our funded status as they do not qualify as plan assets under U.S. GAAP. The market value of assets held in these trusts was $300.8 million and $281.2 million as of December 31, 2012 and 2011, respectively.

Pension Plan Changes and Plan Gains/Losses

On January 1, 2010, benefits under the Principal Pension Plan were frozen for certain participants.

For the year ended December 31, 2012, the pension plans had a loss primarily due to a decrease in the discount rate, which was offset by higher than expected asset returns. The net result was an actuarial loss for the year ended December 31, 2012. For the year ended December 31, 2011, the pension plans had a loss primarily due to a decrease in the discount rate and less than expected asset returns. The net result was an actuarial loss for the year ended December 31, 2011.

Other Postretirement Plan Changes and Plan Gains/Losses

                On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the “Medicare Modernization Act”) was signed into law. The Medicare Modernization Act introduced a prescription drug benefit under Medicare (“Medicare Part D”) as well as a federal subsidy to sponsors of retiree medical benefit plans. During each of the years ended December 31, 2012, 2011and 2010, the Medicare subsidies we received and accrued for were $0.8 million, $0.9 million and $0.8 million, respectively.

An actuarial gain occurred during 2012 for the other postretirement benefit plans. This was due to a decrease in the trend and claim cost assumptions. This was partially offset by the decrease in the discount rate. An actuarial gain occurred during 2011 for the other postretirement benefit plans. This was due to a decrease in the trend and claim cost assumptions and greater than expected increase in the medical premium equivalents. This was partially offset by the decrease in the discount rate.

Impact of Amendment to Retiree Health Benefits

In September 2010, an amendment to retiree health benefits was announced. This amendment, which is effective for individuals retiring on or after January 1, 2011, resulted in a plan remeasurement as of September 30, 2010. Under this amendment, the company-paid subsidy for pre-Medicare-eligible coverage will be 40% and the cost of coverage for Medicare-eligible retirees (or their dependents) will no longer be subsidized. Prior to amendment, the subsidy calculation was complex and varied based on age and service with the company at the time of retirement. In addition to the changes for individuals retiring on or after January 1, 2011, the plan was simplified to a single consolidated plan design, the coordination with Medicare was changed for certain post-1984 retirees and the method for determining the premium equivalent rate was changed to be based solely on retiree experience. For the remeasurement of the retiree health benefits as of September 30, 2010, the assumptions used were a 5.40% discount rate to determine the benefit obligation; a 7.25% weighted-average expected long-term return on plan assets used to determine the net periodic benefit cost; and a health care cost initial trend rate of 9.5% pre-Medicare and 9.0% post-Medicare, decreasing to an ultimate rate of 5.0% in the year 2022. The plan amendment resulted in a $153.6 million reduction to the accumulated postretirement benefit obligation as of September 30, 2010. The plan amendment and remeasurement resulted in a $14.0 million reduction in the 2010 net periodic postretirement benefit cost, which was reflected in the fourth quarter of 2010.

Impact from Exit of Group Medical Insurance Business

On September 30, 2010, we announced our decision to exit the group medical insurance business and entered into an agreement with United Healthcare Services, Inc. to renew medical insurance coverage for our customers as the business transitions. Our exit from the group medical insurance business resulted in a curtailment gain associated with the pension and other postretirement benefits of the impacted employees, which was recognized in our consolidated financial statements as impacted employees were terminated. In the fourth quarter of 2010, the curtailment gain recognized was $0.9 million for the pension benefits and $2.6 million for the other postretirement benefits from the accelerated recognition of the existing prior service benefits. Also in the fourth quarter of 2010, the recognition of terminations resulted in a $0.2 million increase in the accumulated postretirement benefit obligation resulting from losses associated with individuals who were retirement eligible at termination exceeding the gains associated with those individuals who were not retirement eligible at termination. For the year ended December 31, 2011, the curtailment gain recognized was $1.4 million for the pension benefits and $5.1 million for the other postretirement benefits, respectively, from the accelerated recognition of the existing prior service benefits. One final recognition of the curtailment in 2012 resulted in a curtailment gain of $0.7 million for the pension plan and $3.5 million for the other postretirement benefits.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

Information for Pension Plans With an Accumulated Benefit Obligation in Excess of Plan Assets

                For 2012 and 2011, both the qualified and nonqualified plans had accumulated benefit obligations in excess of plan assets. As noted previously, the nonqualified plans have assets that are deposited in trusts that fail to meet the U.S. GAAP requirements to be included in plan assets; however, these assets are included in our consolidated statements of financial position.

	December 31,

	2012	2011

	(in millions)
Projected benefit obligation	$2,638.0	$2,158.4
Accumulated benefit obligation	2,469.1	2,027.8
Fair value of plan assets	1,682.1	1,429.0

Information for Other Postretirement Benefit Plans With an Accumulated Postretirement Benefit Obligation
in Excess of Plan Assets

	December 31,

	2012	2011

	(in millions)
Accumulated postretirement benefit obligation	$1.7	$1.5
Fair value of plan assets	1.1	1.3

Components of Net Periodic Benefit Cost

	Pension benefits			Other postretirement benefits

	For the year ended December 31,

	2012	2011	2010	2012	2011	2010

	(in millions)
Service cost	$47.0	$44.0	$45.6	$1.3	$1.2	$8.8
Interest cost	109.1	108.5	105.7	8.2	8.9	18.1
Expected return on plan assets	(114.6)	(114.4)	(98.4)	(33.5)	(34.1)	(30.6)
Amortization of prior service benefit	(9.4)	(9.7)	(10.1)	(28.6)	(29.3)	(9.1)
Recognized net actuarial loss	90.9	65.8	67.6	0.9	0.4	4.1
Amounts recognized due to special events	(0.7)	(1.4)	(0.9)	(3.5)	(5.1)	(2.6)
Net periodic benefit cost (income)	$122.3	$92.8	$109.5	$(55.2)	$(58.0)	$(11.3)

The pension plans' actuarial gains and losses are amortized using a straight-line amortization method over the average remaining service period of plan participants. For the qualified pension plan, gains and losses are amortized without use of the 10% allowable corridor. For the nonqualified pension plans and other postretirement benefit plans, the corridors allowed are used.

			Other postretirement
	Pension benefits		benefits

	For the year ended December 31,

	2012	2011	2012	2011

	(in millions)
Other changes recognized in accumulated other comprehensive (income) loss
Net actuarial (gain) loss	$292.1	$256.0	$(46.4)	$30.6
Amortization of net loss	(90.9)	(65.8)	(0.9)	(0.7)
Amortization of prior service benefit	10.1	11.1	32.1	34.7
Total recognized in pre-tax accumulated other comprehensive (income) loss	$211.3	$201.3	$(15.2)	$64.6
Total recognized in net periodic benefit cost and pre-tax accumulated
other comprehensive (income) loss	$333.6	$294.1	$(70.4)	$6.6

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

Net actuarial (gain) loss and net prior service cost benefit have been recognized in AOCI.

The estimated net actuarial (gain) loss and prior service cost (benefit) that will be amortized from AOCI into net periodic benefit cost for the pension benefits during the 2013 fiscal year are $118.5 million and $(8.7) million, respectively. The estimated net actuarial (gain) loss and prior service cost (benefit) for the postretirement benefits that will be amortized from AOCI into net periodic benefit cost during the 2013 fiscal year are $1.0 million and $(25.9) million, respectively.

Assumptions

Weighted‑average assumptions used to determine benefit obligations as disclosed under the Obligations and Funded Status section

			Other postretirement
	Pension benefits		benefits

	For the year ended December 31,

	2012	2011	2012	2011

Discount rate	4.00%	5.15%	4.00%	5.15%
Rate of compensation increase	4.80%	5.00%	4.83%	5.00%

Weighted average assumptions used to determine net periodic benefit cost

	Pension benefits			Other postretirement benefits

	For the year ended December 31,

	2012	2011	2010	2012	2011	2010

Discount rate	5.15%	5.65%	6.00%	5.15%	5.65%	6.00%
Expected long-term return on plan assets	8.00%	8.00%	8.00%	7.30%	7.30%	7.30%
Rate of compensation increase	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%

For the pension benefits, the discount rate is determined by projecting future benefit payments inherent in the projected benefit obligation and discounting those cash flows using a spot yield curve for high quality corporate bonds. The plans’ expected benefit payments are discounted to determine a present value using the yield curve and the discount rate is the level rate that produces the same present value. The expected return on plan assets is the long-term rate we expect to be earned based on the plans’ investment strategy. Historical and expected future returns of multiple asset classes were analyzed to develop a risk free rate of return and risk premiums for each asset class. The overall rate for each asset class was developed by combining a long-term inflation component, the risk free real rate of return and the associated risk premium. A weighted average rate was developed based on those overall rates and the target asset allocation of the plans.

For other postretirement benefits, the 7.3% expected long-term return on plan assets for 2012 is based on the weighted average expected long-term asset returns for the medical, life and long-term care plans. The expected long-term rates for the medical, life and long-term care plans are 7.25%, 7.75% and 5.85%, respectively.

Assumed Health Care Cost Trend Rates

	December 31,

	2012	2011

Health care cost trend rate assumed for next year under age 65	8.0%	9.5%
Health care cost trend rate assumed for next year age 65 and over	7.0%	9.0%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.5%	5.0%
Year that the rate reaches the ultimate trend rate (under age 65)	2019	2023
Year that the rate reaches the ultimate trend rate (65 and older)	2017	2023

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	1-percentage	1-percentage
	point increase	point decrease

	(in millions)
Effect on total of service cost and interest cost components	$0.6	$(0.5)
Effect on accumulated postretirement benefit obligation	(6.6)	5.7

Pension Plan and Other Postretirement Benefit Plan Assets

                Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

•         Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets. Our Level 1 assets include cash, fixed income investment funds and exchange traded equity securities.

•         Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset, either directly or indirectly. Our Level 2 assets primarily include fixed income and equity investment funds and real estate investments.

•         Level 3 – Fair values are based on significant unobservable inputs for the asset. Our Level 3 assets include a general account investment of ours.

Our pension plan assets consist of investments in separate accounts. Net asset value (“NAV”) of the separate accounts is calculated in a manner consistent with U.S. GAAP for investment companies and is determinative of their fair value. Several of the separate accounts invest in publicly quoted mutual funds or actively managed stocks. The fair value of the underlying mutual funds or stock is used to determine the NAV of the separate account, which is not publicly quoted. Some of the separate accounts also invest in fixed income securities. The fair value of the underlying securities is based on quoted prices of similar assets and used to determine the NAV of the separate account. One separate account invests directly in commercial real estate properties. In 2010, this was categorized as Level 3, as the fund had restrictions on redemption of NAV at the measurement date. In 2011, the withdrawal limitations associated with this separate account were removed and the investments were being redeemed at NAV at the measurement date. Therefore, the fair value of the separate account is based on NAV and is considered a Level 2 asset in 2011 and going forward.

Our other postretirement benefit plan assets consist of cash, investments in fixed income security portfolios and investments in equity security portfolios. Because of the nature of cash, its carrying amount approximates fair value. The fair value of fixed income investment funds, U.S. equity portfolios and international equity portfolios is based on quoted prices in active markets for identical assets. The fair value of our general account investment is the amount the plan would receive if withdrawing funds from this participating contract. The amount that would be received is calculated using a cash-out factor based on an associated pool of general account fixed income securities. The cash-out factor is a ratio of the asset investment value of these securities to asset book value. As the investment values change, the cash-out factor is adjusted, impacting the amount the plan receives at measurement date. To determine investment value for each category of assets, we project cash flows. This is done using contractual provisions for the assets, with adjustment for expected prepayments and call provisions. Projected cash flows are discounted to present value for each asset category. Interest rates for discounting are based on current rates on similar new assets in the general account based on asset strategy.

Pension Plan Assets

The fair value of the qualified pension plan’s assets by asset category as of the most recent measurement date is as follows:

	As of December 31, 2012
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3

	(in millions)
Asset category
U.S. large cap equity portfolios (1)	$601.8	$—	$601.8	$—
U.S. small/mid cap equity portfolios (2)	156.2	—	156.2	—
Balanced asset portfolios (3)	82.4	—	82.4	—
International equity portfolios (4)	273.9	—	273.9	—
Fixed income security portfolios (5)	486.6	—	486.6	—
Real estate investment portfolios:
Direct real estate investments (7)	81.2	—	81.2	—
Total	$1,682.1	$—	$1,682.1	$—

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

	As of December 31, 2011
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3

	(in millions)
Asset category
U.S. large cap equity portfolios (1)	$593.6	$—	$593.6	$—
U.S. small/mid cap equity portfolios (2)	139.0	—	139.0	—
International equity portfolios (4)	216.5	—	216.5	—
Fixed income security portfolios (5)	347.8	—	347.8	—
Real estate investment portfolios:
Real estate investment trusts (6)	37.4	—	37.4	—
Direct real estate investments (7)	94.7	—	94.7	—
Total	$1,429.0	$—	$1,429.0	$—

(1)     The portfolios invest primarily in publicly traded equity securities of large U.S. companies.

(2)     The portfolios invest primarily in publicly traded equity securities of mid-sized and small U.S. companies.

(3)     The portfolios are a combination of underlying fixed income and equity investment options. These investment options may include balanced, asset allocation, target-date and target-risk investment options. Although typically lower risk than investment options that invest solely in equities, all investment options in this category have the potential to lose value.

(4)     The portfolios invest primarily in publicly traded equity securities of non-U.S. companies.

(5)     The portfolios invest in various fixed income securities, primarily of U.S. origin. These include, but are not limited to, corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, U.S. Treasury securities, agency securities, asset-backed securities and collateralized mortgage obligations.

(6)     The portfolio invests primarily in publicly traded securities of U.S. equity real estate investment trusts.

(7)     The portfolio invests primarily in U.S. commercial real estate properties.

The reconciliation for all assets measured at fair value using significant unobservable inputs (Level 3) for 2011 and 2010 follow. We had no Level 3 assets in 2012.

For the year ended December 31, 2011
Actual return gains (losses)
	Beginning	on plan assets					Ending
	asset	Relating to					asset
	balance	assets still	Relating to	Net			balance
	as of	held at the	assets sold	purchases,	Transfers	Transfers	as of
	December 31,	reporting	during the	sales and	into	out of	December 31,
	2010	date	period	settlements	Level 3	Level 3	2011

(in millions)
Asset category
Direct real estate investments	$84.7	$1.6	$—	$1.0	$—	$(87.3)	$—

For the year ended December 31, 2010
Actual return gains (losses)
	Beginning	on plan assets				Ending
	asset	Relating to				asset
	balance	assets still	Relating to	Net	Net	balance
	as of	held at the	assets sold	purchases,	transfers	as of
	December 31,	reporting	during the	sales and	in (out)	December 31,
	2009	date	period	settlements	Level 3	2010

(in millions)
Asset category
Direct real estate investments	$54.0	$10.7	$—	$20.0	$—	$84.7

                We have established an investment policy that provides the investment objectives and guidelines for the pension plan. Our investment strategy is to achieve the following:

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

Obtain a reasonable long-term return consistent with the level of risk assumed and at a cost of operation within prudent levels. Performance benchmarks are monitored.

Ensure sufficient liquidity to meet the emerging benefit liabilities for the plan.

Provide for diversification of assets in an effort to avoid the risk of large losses and maximize the investment return to the pension plan consistent with market and economic risk.

                In administering the qualified pension plan’s asset allocation strategy, we consider the projected liability stream of benefit payments, the relationship between current and projected assets of the plan and the projected actuarial liabilities streams, the historical performance of capital markets adjusted for the perception of future short‑ and long-term capital market performance and the perception of future economic conditions.

                According to our investment policy, the target asset allocation for the qualified plan is:

Asset Category	Target allocation
U.S. equity portfolios	35% - 60%
International equity portfolios	5% - 20%
Fixed income security portfolios	20% - 40%
Real estate investment portfolios	3% - 10%
Other	0% - 7%

Other Postretirement Benefit Plan Assets

                The fair value of the other postretirement benefit plans’ assets by asset category as of the most recent measurement date is as follows:

	As of December 31, 2012
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3

	(in millions)
Asset category
Cash and cash equivalents	$1.9	$1.9	$—	$—
Fixed income security portfolios:
Fixed income investment funds (1)	163.5	163.5	—	—
General account investment (2)	42.1	—	—	42.1
U.S. equity portfolios (3)	260.8	213.5	47.3	—
International equity portfolios (4)	51.4	39.3	12.1	—
Total	$519.7	$418.2	$59.4	$42.1

	As of December 31, 2011
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
Cash and cash equivalents	$1.8	$1.8	$—	$—
Fixed income security portfolios:
Fixed income investment funds (1)	153.0	153.0	—	—
General account investment (2)	42.5	—	—	42.5
U.S. equity portfolios (3)	225.3	184.1	41.2
International equity portfolios (4)	44.0	33.6	10.4	—
Total	$466.6	$372.5	$51.6	$42.5

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

(1)     The portfolios invest in various fixed income securities, primarily of U.S. origin. These include, but are not limited to, corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, U.S. Treasury securities, agency securities, asset-backed securities and collateralized mortgage obligations.

(2)     The general account is invested in various fixed income securities.

(3)     The portfolios invest primarily in publicly traded equity securities of large U.S. companies.

(4)     The portfolios invest primarily in publicly traded equity securities of non-U.S. companies.

        As of December 31, 2012 and 2011, respectively, $59.4 million and $51.6 million of assets in the U.S. equity and international equity portfolios were included in a trust owned life insurance contract.

The reconciliation for all assets measured at fair value using significant unobservable inputs (Level 3) is as follows:

For the year ended December 31, 2012
Actual return gains (losses)
	Beginning	on plan assets					Ending
	asset	Relating to		Net			asset
	balance	assets still	Relating to	purchases,			balance
	as of	held at the	assets sold	sales,	Transfers	Transfers	as of
	December 31,	reporting	during the	and	into	out of	December 31,
	2011	date	period	settlements	Level 3	Level 3	2012

(in millions)
Asset category
General account investment	$42.5	$3.1	$—	$(3.5)	$—	$—	$42.1

For the year ended December 31, 2011
Actual return gains (losses)
	Beginning	on plan assets					Ending
	assets	Relating to		Net			assets
	balance	assets still	Relating to	purchases,			balance
	as of	held at the	assets sold	sales,	Transfers	Transfers	as of
	December 31,	reporting	during the	and	into	out of	December 31,
	2010	date	period	settlements	Level 3	Level 3	2011

(in millions)
Asset category
General account investment	$44.5	$3.0	$—	$(5.0)	$—	$—	$42.5

For the year ended December 31, 2010
Actual return gains (losses)
	Beginning	on plan assets				Ending
	assets	Relating to		Net		assets
	balance	assets still	Relating to	purchases,	Net	balance
	as of	held at the	assets sold	sales,	transfers	as of
	December 31,	reporting	during the	and	into (out)	December 31,
	2009	date	period	settlements	Level 3	2010

(in millions)
Asset category
General account investment	$45.5	$4.3	$—	$(5.3)	$—	$44.5

According to our investment policy, the target asset allocation for the other postretirement benefit plans is:

Asset Category	Target allocation

U.S. equity portfolios	45% - 65%
International equity portfolios	5% - 15%
Fixed income security portfolios	30% - 50%

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

                The investment strategies and policies for the other postretirement benefit plans are similar to those employed by the qualified pension plan.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

Contributions

                Our funding policy for the qualified pension plan is to fund the plan annually in an amount at least equal to the minimum annual contribution required under ERISA and, generally, not greater than the maximum amount that can be deducted for federal income tax purposes. We do not anticipate contributions will be needed to satisfy the minimum funding requirements of ERISA for our qualified plan. At this time, it is too early to estimate the amount that may be contributed, but it is possible that we may fund the plans in 2013 in the range of $75-$125 million. This includes funding for both our qualified and nonqualified pension plans. While we designate assets to cover the computed liability of the nonqualified plan, the assets are not included as part of the asset balances presented in this footnote as they do not qualify as plan assets in accordance with U.S. GAAP. We may contribute to our other postretirement benefit plans in 2013 pending future analysis.

Estimated Future Benefit Payments

The estimated future benefit payments, which reflect expected future service, and the expected amount of subsidy receipts under Medicare Part D are:

		Other postretirement
		benefits (gross benefit
		payments, including	Amount of Medicare
	Pension benefits	prescription drug benefits)	Part D subsidy receipts

	(in millions)
Year ending December 31:
2013	$89.6	$18.6	$0.9
2014	94.1	19.1	0.9
2015	98.0	19.6	1.0
2016	102.8	19.9	1.0
2017	109.0	20.1	1.0
2018-2022	638.2	100.3	5.2

                The above table reflects the total estimated future benefits to be paid from the plan, including both our share of the benefit cost and the participants' share of the cost, which is funded by their contributions to the plan.

                The assumptions used in calculating the estimated future benefit payments are the same as those used to measure the benefit obligation for the year ended December 31, 2012.

                The information that follows shows supplemental information for our defined benefit pension plans. Certain key summary data is shown separately for qualified and nonqualified plans.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

	For the year ended December 31,

	2012			2011

	Qualified	Nonqualified		Qualified	Nonqualified
	Plan	Plan	Total	Plan	Plan	Total

	(in millions)
Amount recognized in statement of financial position
Other assets	$—	$—	$—	$—	$—	$—
Other liabilities	(557.7)	(398.2)	(955.9)	(405.9)	(323.5)	(729.4)
Total	$(557.7)	$(398.2)	$(955.9)	$(405.9)	$(323.5)	$(729.4)

Amount recognized in accumulated other
comprehensive loss
Total net actuarial loss	$725.0	$136.2	$861.2	$586.3	$73.7	$660.0
Prior service benefit	(12.5)	(7.9)	(20.4)	(19.2)	(11.3)	(30.5)
Pre-tax accumulated other comprehensive loss	$712.5	$128.3	$840.8	$567.1	$62.4	$629.5

Components of net periodic benefit cost
Service cost	$42.3	$4.7	$47.0	$39.3	$4.7	$44.0
Interest cost	92.8	16.3	109.1	91.7	16.8	108.5
Expected return on plan assets	(114.6)	—	(114.6)	(114.4)	—	(114.4)
Amortization of prior service benefit	(6.3)	(3.1)	(9.4)	(6.5)	(3.2)	(9.7)
Recognized net actuarial loss	84.8	6.1	90.9	61.2	4.6	65.8
Amounts recognized due to special events	(0.4)	(0.3)	(0.7)	(0.9)	(0.5)	(1.4)
Net periodic benefit cost	$98.6	$23.7	$122.3	$70.4	$22.4	$92.8

Other changes recognized in accumulated other
comprehensive loss
Net actuarial loss	$223.5	$68.6	$292.1	$243.3	$12.7	$256.0
Amortization of net loss	(84.8)	(6.1)	(90.9)	(61.2)	(4.6)	(65.8)
Amortization of prior service benefit	6.7	3.4	10.1	7.3	3.8	11.1
Total recognized in pre-tax accumulated other
comprehensive loss	$145.4	$65.9	$211.3	$189.4	$11.9	$201.3
Total recognized in net periodic benefit cost and
pre-tax accumulated other comprehensive loss	$244.0	$89.6	$333.6	$259.8	$34.3	$294.1

                In addition, we have defined contribution plans that are generally available to all U.S. employees and agents. Eligible participants could not contribute more than $17,000 of their compensation to the plans in 2012. Effective January 1, 2006, we made several changes to the retirement programs. In general, the pension and supplemental executive retirement plan benefit formulas were reduced, and the 401(k) matching contribution was increased. Employees who were ages 47 or older with at least ten years of service on December 31, 2005, could elect to retain the prior benefit provisions and forgo receipt of the additional matching contributions. The employees who elected to retain the prior benefit provisions are referred to as “Grandfathered Choice Participants.” We match the Grandfathered Choice Participant's contribution at a 50% contribution rate up to a maximum contribution of 3% of the participant's compensation. For all other participants, we match the participant's contributions at a 75% contribution rate up to a maximum of 6% of the participant's compensation. The defined contribution plans allow employees to choose among various investment options, including PFG common stock. We contributed $37.3 million, $36.3 million and $35.7 million in 2012, 2011 and 2010, respectively, to our qualified defined contribution plans.

                We also have nonqualified deferred compensation plans available to select employees and agents that allow them to defer compensation amounts in excess of limits imposed by federal tax law with respect to the qualified plans. In 2012, we matched the Grandfathered Choice Participant's deferral at a 50% match deferral rate up to a maximum matching deferral of 3% of the participant's compensation. For all other participants, we matched the participant's deferral at a 75% match deferral rate up to a maximum matching deferral of 6% of the participant's compensation. We contributed $4.6 million, $3.5 million and $2.8 million in 2012, 2011 and 2010, respectively, to our nonqualified deferred compensation plans.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

13. Contingencies, Guarantees and Indemnifications

Litigation and Regulatory Contingencies

We are regularly involved in litigation, both as a defendant and as a plaintiff, but primarily as a defendant. Litigation naming us as a defendant ordinarily arises out of our business operations as a provider of asset management and accumulation products and services, life, health and disability insurance, and our investment activities. Some of the lawsuits may be class actions, or purport to be, and some may include claims for unspecified or substantial punitive and treble damages.

We may discuss such litigation in one of three ways. We accrue a charge to income and disclose legal matters for which the chance of loss is probable and for which the amount of loss can be reasonably estimated. We may disclose contingencies for which the chance of loss is reasonably possible, and provide an estimate of the possible loss or range of loss or a statement that such an estimate cannot be made. Finally, we may voluntarily disclose loss contingencies for which the chance of loss is remote in order to provide information concerning matters that potentially expose us to possible losses.

In addition, regulatory bodies such as state insurance departments, the SEC, the Financial Industry Regulatory Authority, the Department of Labor, the Federal Reserve Board and other regulatory agencies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, ERISA and laws governing the activities of broker-dealers. We receive requests from regulators and other governmental authorities relating to industry issues and may receive additional requests, including subpoenas and interrogatories, in the future.

On November 8, 2006, a trustee of Fairmount Park Inc. Retirement Savings Plan filed a putative class action lawsuit in the United States District Court for the Southern District of Illinois against us. Our motion to transfer venue was granted and the case is now pending in the Southern District of Iowa. The complaint alleged, among other things, that we breached our alleged fiduciary duties while performing services to 401(k) plans by failing to disclose, or adequately disclose, to employers or plan participants the fact that we receive “revenue sharing fees from mutual funds that are included in its pre-packaged 401(k) plans” and allegedly failed to use the revenue to defray the expenses of the services provided to the plans. Plaintiff further alleged that these acts constitute prohibited transactions under ERISA. Plaintiff sought to certify a class of all retirement plans to which we were a service provider and for which we received and retained “revenue sharing” fees from mutual funds. On August 27, 2008, the plaintiff's motion for class certification was denied. On June 13, 2011, the court entered a consent judgment resolving the claims of the plaintiff. On July 12, 2011, plaintiff filed a notice of appeal related to the issue of the denial of class certification. We continue to aggressively defend the lawsuit.

On October 28, 2009, Judith Curran filed a derivative action lawsuit on behalf of Principal Funds, Inc. Strategic Asset Management Portfolios in the United States District Court for the Southern District of Iowa against Principal Management Corporation; Principal Global Investors, LLC; and Principal Funds Distributor, Inc. (the “Curran Defendants”). The lawsuit alleges the Curran Defendants breached their fiduciary duty under Section 36(b) of the Investment Company Act by charging advisory fees and distribution fees that were excessive. The Curran Defendants filed a motion to dismiss the case on January 29, 2010. That motion was granted in part and overruled in part. Principal Global Investors, LLC was dismissed from the suit. The remaining Curran Defendants are aggressively defending the lawsuit.

On December 2, 2009 and December 4, 2009, two plaintiffs, Cruise and Mullaney, each filed putative class action lawsuits in the United States District Court for the Southern District of New York against us; PFG; Principal Global Investors, LLC; and Principal Real Estate Investors, LLC (the “Cruise/Mullaney Defendants”). The lawsuits alleged the Cruise/Mullaney Defendants failed to manage the Principal U.S. Property Separate Account (“PUSPSA”) in the best interests of investors, improperly imposed a “withdrawal freeze” on September 26, 2008, and instituted a “withdrawal queue” to honor withdrawal requests as sufficient liquidity became available. Plaintiffs allege these actions constitute a breach of fiduciary duties under ERISA. Plaintiffs seek to certify a class including all qualified ERISA plans and the participants of those plans that invested in PUSPSA between September 26, 2008, and the present that have suffered losses caused by the queue. The two lawsuits, as well as two subsequently filed complaints asserting similar claims, have been consolidated and are now known as In re Principal U.S. Property Account Litigation. On April 22, 2010, an order was entered granting the motion made by the Cruise/Mullaney Defendants for change of venue to the United States District Court for the Southern District of Iowa. Plaintiffs filed an Amended Consolidated Complaint adding five new plaintiffs on November 22, 2010, and the Cruise/Mullaney Defendants moved to dismiss the amended complaint. The court denied the Cruise/Mullaney Defendants’ motion to dismiss on May 17, 2011. The Cruise/Mullaney Defendants are aggressively defending the lawsuit.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

We received approximately $440.0 million in connection with the termination of certain structured transactions and the resulting prepayment of our investment in those transactions. The transactions involved Lehman Brothers Special Financing Inc. and Lehman Brothers Holdings Inc. (collectively, “Lehman”) in various capacities. Subsequent to Lehman’s September 2008, bankruptcy filing, its bankruptcy estate has sought to recover from numerous sources significant amounts to which it claims entitlement under various theories. The estate is attempting to recover from us an unspecified amount, but possibly up to the amount paid to us, plus interest. We are one of numerous defendants to this action, which has been stayed by the bankruptcy court. We believe that we have meritorious defenses to Lehman’s claims and intend to aggressively defend against them once the stay is lifted and we are allowed to do so.

While the outcome of any pending or future litigation or regulatory matter cannot be predicted, management does not believe that any such matter will have a material adverse effect on our business or financial position. As of December 31, 2012, there were no estimated losses accrued related to the legal matters discussed above because we believe the loss from these matters is not probable and cannot be reasonably estimated.

We believe all of the litigation contingencies discussed above involve a chance of loss that is either remote or reasonably possible. All of these matters involve unspecified claim amounts, in which the respective plaintiffs seek an indeterminate amount of damages. To the extent such matters present a reasonably possible chance of loss, we are not able to estimate the possible loss or range of loss associated therewith.

The outcome of such matters is always uncertain, and unforeseen results can occur. It is possible that such outcomes could require us to pay damages or make other expenditures or establish accruals in amounts that we could not estimate at December 31, 2012.

Guarantees and Indemnifications

                In the normal course of business, we have provided guarantees to third parties primarily related to a former subsidiary. These agreements generally expire through 2019. The maximum exposure under these agreements as of December 31, 2012, was approximately $152.0 million. At inception, the fair value of such guarantees was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. Should we be required to perform under these guarantees, we generally could recover a portion of the loss from third parties through recourse provisions included in agreements with such parties, the sale of assets held as collateral that can be liquidated in the event that performance is required under the guarantees or other recourse generally available to us; therefore, such guarantees would not result in a material adverse effect on our business or financial position. While the likelihood is remote, such outcomes could materially affect net income in a particular quarter or annual period.

We are also subject to various other indemnification obligations issued in conjunction with divestitures, acquisitions and financing transactions whose terms range in duration and often are not explicitly defined. Certain portions of these indemnifications may be capped, while other portions are not subject to such limitations; therefore, the overall maximum amount of the obligation under the indemnifications cannot be reasonably estimated. At inception, the fair value of such indemnifications was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. While we are unable to estimate with certainty the ultimate legal and financial liability with respect to these indemnifications, we believe that performance under these indemnifications would not result in a material adverse effect on our business or financial position. While the likelihood is remote, performance under these indemnifications could materially affect net income in a particular quarter or annual period.

Guaranty Funds

Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. A state’s fund assesses its members based on their pro rata market share of written premiums in the state for the classes of insurance for which the insolvent insurer was engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments when an assessment is probable, can be reasonably estimated and when the event obligating us to pay has occurred. While we cannot predict the amount and timing of any future assessments, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. As of December 31, 2012 and 2011, the liability balance for guaranty fund assessments, which is not discounted, was $31.0 million and $38.7 million, respectively, and was reported within other liabilities in the consolidated statements of financial position. As of December 31, 2012 and 2011, $16.5 million and $22.6 million, respectively, related to premium tax offsets were included in premiums due and other receivables in the consolidated statements of financial position.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

Operating Leases

                As a lessee, we lease office space, data processing equipment, office furniture and office equipment under various operating leases. Rental expense for the years ended December 31, 2012, 2011 and 2010, respectively, was $33.2 million, $43.6 million and $45.0 million.

                The following represents payments due by period for operating lease obligations (in millions):

Year ending December 31:
2013	$33.2
2014	30.9
2015	25.8
2016	20.8
2017	11.0
2018 and thereafter	55.8
Total operating lease obligations	177.5
Less: Future sublease rental income on noncancelable leases	4.7
Total future minimum lease payments	$172.8

Capital Leases

We lease hardware storage equipment under capital leases. As of December 31, 2012 and 2011, these leases had a gross asset balance of $35.5 million and $24.4 million and accumulated depreciation of $11.5 million and $13.7 million, respectively. Depreciation expense for the years ended December 31, 2012, 2011 and 2010 was $7.0 million, $3.8 million and $3.7 million, respectively.

                The following represents future minimum lease payments due by period for capital lease obligations (in millions).

Year ending December 31:
2013	$5.3
2014	5.0
2015	2.1
2016	0.7
2017	0.1
Total	13.2
Less: Amounts representing interest	0.5
Net present value of minimum lease payments	$12.7

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

14. Stockholder's Equity

Other Comprehensive Income

	For the year ended December 31, 2012

	Pre-Tax	Tax	After-Tax

	(in millions)
Net unrealized gains on available-for-sale securities during the period	$1,475.4	$(513.3)	$962.1
Reclassification adjustment for losses included in net income	111.6	(39.1)	72.5
Adjustments for assumed changes in amortization patterns	(169.0)	59.1	(109.9)
Adjustments for assumed changes in policyholder liabilities	(645.5)	226.1	(419.4)
Net unrealized gains on available-for-sale securities	772.5	(267.2)	505.3

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	(17.3)	6.1	(11.2)
Adjustments for assumed changes in amortization patterns	4.0	(1.6)	2.4
Adjustments for assumed changes in policyholder liabilities	3.2	(1.1)	2.1
Noncredit component of impairment losses on fixed maturities,
available-for-sale (1)	(10.1)	3.4	(6.7)

Net unrealized losses on derivative instruments during the period	(25.9)	9.2	(16.7)
Reclassification adjustment for gains included in net income	(2.5)	0.9	(1.6)
Adjustments for assumed changes in amortization patterns	25.9	(9.1)	16.8
Adjustments for assumed changes in policyholder liabilities	(70.0)	24.5	(45.5)
Net unrealized losses on derivative instruments	(72.5)	25.5	(47.0)

Foreign currency translation adjustment	(14.8)	5.7	(9.1)

Unrecognized postretirement benefit obligation during the period	(245.7)	86.0	(159.7)
Amortization of prior service cost and actuarial loss included in
net periodic benefit cost	49.6	(17.3)	32.3
Net unrecognized postretirement benefit obligation	(196.1)	68.7	(127.4)

Other comprehensive income	$479.0	$(163.9)	$315.1

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

	For the year ended December 31, 2011

	Pre-Tax	Tax	After-Tax

	(in millions)
Net unrealized gains on available-for-sale securities during the period	$612.9	$(213.1)	$399.8
Reclassification adjustment for losses included in net income	104.4	(41.5)	62.9
Adjustments for assumed changes in amortization patterns	(114.9)	40.2	(74.7)
Adjustments for assumed changes in policyholder liabilities	(278.0)	97.3	(180.7)
Net unrealized gains on available-for-sale securities	324.4	(117.1)	207.3

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	52.3	(18.4)	33.9
Adjustments for assumed changes in amortization patterns	(1.4)	0.5	(0.9)
Noncredit component of impairment losses on fixed maturities,
available-for-sale (1)	50.9	(17.9)	33.0

Net unrealized gains on derivative instruments during the period	39.6	(13.9)	25.7
Reclassification adjustment for losses included in net income	15.4	(5.4)	10.0
Adjustments for assumed changes in amortization patterns	(23.9)	8.4	(15.5)
Net unrealized gains on derivative instruments	31.1	(10.9)	20.2

Foreign currency translation adjustment	20.2	(7.2)	13.0

Unrecognized postretirement benefit obligation during the period	(286.7)	100.3	(186.4)
Amortization of prior service cost and actuarial loss included in
net periodic benefit cost	20.7	(7.2)	13.5
Net unrecognized postretirement benefit obligation	(266.0)	93.1	(172.9)

Other comprehensive income	$160.6	$(60.0)	$100.6

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

	For the year ended December 31, 2010

	Pre-Tax	Tax	After-Tax

	(in millions)
Net unrealized gains on available-for-sale securities during the period	$1,873.4	$(655.6)	$1,217.8
Reclassification adjustment for losses included in net income	243.1	(85.4)	157.7
Adjustments for assumed changes in amortization patterns	(390.9)	136.8	(254.1)
Net unrealized gains on available-for-sale securities	1,725.6	(604.2)	1,121.4

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	(56.1)	19.7	(36.4)
Adjustments for assumed changes in amortization patterns	4.2	(1.5)	2.7
Noncredit component of impairment losses on fixed maturities,
available-for-sale (1)	(51.9)	18.2	(33.7)

Net unrealized losses on derivative instruments during the period	(1.2)	0.4	(0.8)
Reclassification adjustment for losses included in net income	33.1	(11.6)	21.5
Adjustments for assumed changes in amortization patterns	(15.5)	5.4	(10.1)
Net unrealized gains on derivative instruments	16.4	(5.8)	10.6

Foreign currency translation adjustment	(7.1)	2.6	(4.5)

Unrecognized postretirement benefit obligation during the period	271.0	(94.9)	176.1
Amortization of prior service cost and actuarial loss included in
net periodic benefit cost	49.0	(17.1)	31.9
Net unrecognized postretirement benefit obligation	320.0	(112.0)	208.0

Other comprehensive income	$2,003.0	$(701.2)	$1,301.8

Accumulated Other Comprehensive Income

		Noncredit
	Net unrealized	component of	Net unrealized	Foreign	Unrecognized	Accumulated
	gains on	impairment losses	gains on	currency	postretirement	other
	available-for-sale	on fixed maturities	derivative	translation	benefit	comprehensive
	securities	available-for-sale	instruments	adjustment	obligation	income (loss)
	(in millions)
Balances at January 1, 2010	$(596.5)	$(164.5)	$43.7	$3.6	$(396.2)	$(1,109.9)
Effects of implementation of
accounting change related to
variable interest entities, net	11.1	—	(0.4)	—	—	10.7
Effects of electing fair value option for
fixed maturities upon
implementation of accounting
change related to embedded
credit derivatives, net	25.4	—	—		—	25.4
Other comprehensive income	1,121.4	(33.7)	10.6	(4.5)	208.0	1,301.8
Balances at December 31, 2010	561.4	(198.2)	53.9	(0.9)	(188.2)	228.0
Other comprehensive income	207.3	33.0	20.2	13.0	(172.9)	100.6
Balances at December 31, 2011	768.7	(165.2)	74.1	12.1	(361.1)	328.6
Other comprehensive income	505.3	(6.7)	(47.0)	(10.2)	(127.4)	314.0
Balances at December 31, 2012	$1,274.0	$(171.9)	$27.1	$1.9	$(488.5)	$642.6

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

Noncontrolling Interest

                Interest held by unaffiliated parties in consolidated entities are reflected in noncontrolling interest, which represents the noncontrolling partners’ share of the underlying net assets of our consolidated subsidiaries. Noncontrolling interest that is not redeemable is reported in the equity section of the consolidated statements of financial position.

The noncontrolling interest holders in certain of our subsidiaries maintain an equity interest that is redeemable at the option of the holder, which may be exercised on varying dates beginning in 2014. Since redemption of the noncontrolling interest is outside of our control, this interest is presented on the consolidated statements of financial position line item titled “Redeemable noncontrolling interest.” If the interest were to be redeemed, we would be required to purchase such interest at a redemption value based on a formula that management intended to reasonably approximate fair value based on a fixed multiple of earnings over a measurement period. As such, the carrying value of the redeemable noncontrolling interest is compared to the redemption value at each reporting period. Any adjustments to the carrying amount of the redeemable noncontrolling interest for changes in redemption value prior to exercise of the redemption option are determined after the attribution of net income or loss of the subsidiary and are recorded in retained earnings.

Following is a reconciliation of the changes in the redeemable noncontrolling interest for the year ended December 31, 2012 (in millions):

Balance at January 1, 2011	$—
Net income attributable to redeemable noncontrolling interest	0.2
Redeemable noncontrolling interest assumed related to acquisition	22.0
Balance at December 31, 2011	$22.2
Net income attributable to redeemable noncontrolling interest	1.0
Distributions to redeemable noncontrolling interest	(1.1)
Foreign currency translation adjustment	1.1
Balance at December 31, 2012	$23.2

Dividend Limitations

                Under Iowa law, we may pay stockholder dividends only from the earned surplus arising from our business and must receive the prior approval of the Commissioner to pay a stockholder dividend if such a stockholder dividend would exceed certain statutory limitations. In general, the current statutory limitation is the greater of 10% of our policyholder surplus as of the preceding year-end or the net gain from operations from the previous calendar year. Based on this limitation and 2012 statutory results, we could pay approximately $472.0 million in stockholder dividends in 2013 without exceeding the statutory limitation.

15.  Fair Value Measurements

We use fair value measurements to record fair value of certain assets and liabilities and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type insurance contracts, are excluded from these fair value disclosure requirements.

Valuation Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•         Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities. Our Level 1 assets and liabilities primarily include exchange traded equity securities, mutual funds and U.S. Treasury bonds.

•         Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly. Our Level 2 assets and liabilities primarily include fixed maturities (including public and private bonds), equity securities, over-the-counter derivatives and other investments for which public quotations are not available but that are priced by third-party pricing services or internal models using substantially all observable inputs.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

•         Level 3 – Fair values are based on significant unobservable inputs for the asset or liability. Our Level 3 assets and liabilities include certain assets and liabilities priced using broker quotes or other valuation methods that utilize at least one significant unobservable input. These include fixed maturities, private equity securities, real estate and commercial mortgage loan investments of our separate accounts, commercial mortgage loan investments and obligations of consolidated VIEs for which the fair value option was elected, complex derivatives, embedded derivatives and an equity method real estate investment for which the fair value option was elected.

Determination of Fair Value

The following discussion describes the valuation methodologies and inputs used for assets and liabilities measured at fair value on a recurring basis or disclosed at fair value. The techniques utilized in estimating the fair values of financial instruments are reliant on the assumptions used. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below.

Fair value estimates are made based on available market information and judgments about the financial instrument at a specific point in time. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. We validate prices through an investment analyst review process, which includes validation through direct interaction with external sources, review of recent trade activity or use of internal models. In circumstances where broker quotes are used to value an instrument, we generally receive one non-binding quote. Broker quotes are validated through an investment analyst review process, which includes validation through direct interaction with external sources and use of internal models or other relevant information. We did not make any significant changes to our valuation processes during 2012.

Fixed Maturities

Fixed maturities include bonds, redeemable preferred stock, asset-backed securities and certain nonredeemable preferred stock. When available, the fair value of fixed maturities is based on quoted prices of identical assets in active markets. These are reflected in Level 1 and primarily include U.S. Treasury bonds and actively traded redeemable corporate preferred securities.

When quoted prices of identical assets in active markets are not available, our first priority is to obtain prices from third party pricing vendors. We have regular interaction with these vendors to ensure we understand their pricing methodologies and to confirm they are utilizing observable market information. Their methodologies vary by asset class and include inputs such as estimated cash flows, benchmark yields, reported trades, broker quotes, credit quality, industry events and economic events. Fixed maturities with validated prices from pricing services, which includes the majority of our public fixed maturities in all asset classes, are generally reflected in Level 2. Also included in Level 2 are corporate bonds where quoted market prices are not available, for which an internal model using substantially all observable inputs or a matrix pricing valuation approach is used. In the matrix approach, securities are grouped into pricing categories that vary by sector, rating and average life. Each pricing category is assigned a risk spread based on studies of observable public market data from the investment professionals assigned to specific security classes. The expected cash flows of the security are then discounted back at the current Treasury curve plus the appropriate risk spread. Although the matrix valuation approach provides a fair valuation of each pricing category, the valuation of an individual security within each pricing category may actually be impacted by company specific factors.

If we are unable to price a fixed maturity security using prices from third party pricing vendors or other sources specific to the asset class, we may obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information, to the extent available and where at least one significant unobservable input is utilized, which are reflected in Level 3 and can include fixed maturities across all asset classes. As of December 31, 2012, less than 1% of our fixed maturities were valued using internal pricing models, which were classified as Level 3 assets accordingly.

The primary inputs, by asset class, for valuations of the majority of our Level 2 investments from third party pricing vendors or our internal pricing valuation approach are described below.

U.S. Government and Agencies/Non-U.S. Governments. Inputs include recently executed market transactions, interest rate yield curves, maturity dates, market price quotations and credit spreads relating to similar instruments.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

State and Political Subdivisions. Inputs include Municipal Securities Rulemaking Board reported trades, U.S. Treasury and other benchmark curves, material event notices, new issue data and obligor credit ratings.

Corporate. Inputs include recently executed transactions, market price quotations, benchmark yields, issuer spreads and observations of equity and credit default swap curves related to the issuer. For private placement corporate securities valued through the matrix valuation approach inputs include the current U.S. Treasury curve and risk spreads based on sector, rating and average life of the issuance.

RMBS, CMBS, Collateralized Debt Obligations and Other Debt Obligations. Inputs include cash flows, priority of the tranche in the capital structure, expected time to maturity for the specific tranche, reinvestment period remaining and performance of the underlying collateral including prepayments, defaults, deferrals, loss severity of defaulted collateral and, for RMBS, prepayment speed assumptions. Other inputs include market indices and recently executed market transactions.

Equity Securities

Equity securities include mutual funds, common stock and nonredeemable preferred stock. Fair values of equity securities are determined using quoted prices in active markets for identical assets when available, which are reflected in Level 1. When quoted prices are not available, we may utilize internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices, which are reflected in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities, which are reflected in Level 3.

Derivatives

The fair values of exchange-traded derivatives are determined through quoted market prices, which are reflected in Level 1. Exchange-traded derivatives include interest rate and equity futures that are settled daily such that their fair value is not reflected in the consolidated statements of financial position. The fair values of over-the-counter derivative instruments are determined using either pricing valuation models that utilize market observable inputs or broker quotes. The majority of our over-the-counter derivatives are valued with models that use market observable inputs, which are reflected in Level 2. Significant inputs include contractual terms, interest rates, currency exchange rates, credit spread curves, equity prices, and volatilities. These valuation models consider projected discounted cash flows, relevant swap curves, and appropriate implied volatilities. Certain over-the-counter derivatives utilize unobservable market data, primarily independent broker quotes that are nonbinding quotes based on models that do not reflect the result of market transactions, which are reflected in Level 3.

Our derivative contracts are generally documented under ISDA Master Agreements, which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Collateral arrangements are bilateral and based on current ratings of each entity. We utilize the LIBOR interest rate curve to value our positions, which includes a credit spread. This credit spread incorporates an appropriate level of nonperformance risk into our valuations given the current ratings of our counterparties, as well as the collateral agreements in place. Counterparty credit risk is routinely monitored to ensure our adjustment for non-performance risk is appropriate.

Interest Rate Contracts. We use discounted cash flow valuation techniques to determine the fair value of interest rate swaps using observable swap curves as the inputs. These are reflected in Level 2. In addition, we have a limited number of complex inflation-linked interest rate swaps, interest rate collars and swaptions that are valued using broker quotes. These are reflected in Level 3.

Foreign Exchange Contracts. We use discounted cash flow valuation techniques that utilize observable swap curves and exchange rates as the inputs to determine the fair value of foreign currency swaps. These are reflected in Level 2. In addition, we have a limited number of non-standard currency swaps that are valued using broker quotes. These are reflected within Level 3.

Equity Contracts. We use an option pricing model using observable implied volatilities, dividend yields, index prices and swap curves as the inputs to determine the fair value of equity options. These are reflected in Level 2.

Credit Contracts. We use either the ISDA Credit Default Swap Standard discounted cash flow model that utilizes observable default probabilities and recovery rates as inputs or broker prices to determine the fair value of credit default swaps. These are reflected in Level 3. In addition, we have a limited number of total return swaps that are valued based on the observable quoted price of underlying equity indices. These are reflected in Level 2.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

Other Investments

Other investments reported at fair value primarily include seed money investments, for which the fair value is determined using the net asset value of the fund. The net asset value of the fund represents the price at which we feel we would be able to initiate a transaction. Seed money investments in mutual funds for which the net asset value is published are reflected in Level 1. Seed money investments in mutual funds or other investment funds in markets that do not have a published net asset value are reflected in Level 2.

Other investments reported at fair value also include commercial mortgage loans of consolidated VIEs and an equity method real estate investment for which the fair value option was elected, which are reflected in Level 3. Fair value of the commercial mortgage loans is computed utilizing a discount rate based on the current market. The market discount rate is then adjusted based on various factors that differentiate it from our pool of loans. The equity method real estate investment consists of underlying real estate and debt. The real estate fair value is estimated using a discounted cash flow valuation model that utilizes public real estate market data inputs such as transaction prices, market rents, vacancy levels, leasing absorption, market cap rates and discount rates. The debt fair value is estimated using a discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements.

Cash and Cash Equivalents

Certain cash equivalents are reported at fair value on a recurring basis and include money market instruments and other short-term investments with maturities of less than three months. Fair values of these cash equivalents may be determined using public quotations, when available, which are reflected in Level 1. When public quotations are not available, because of the highly liquid nature of these assets, carrying amounts may be used to approximate fair values, which are reflected in Level 2.

Separate Account Assets

Separate account assets include equity securities, debt securities and derivative instruments, for which fair values are determined as previously described, and are reflected in Level 1, Level 2 and Level 3. Separate account assets also include commercial mortgage loans, for which the fair value is estimated by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of the loans. The market clearing spreads vary based on mortgage type, weighted average life, rating and liquidity. These are reflected in Level 3. Finally, separate account assets include real estate, for which the fair value is estimated using discounted cash flow valuation models that utilize public real estate market data inputs such as transaction prices, market rents, vacancy levels, leasing absorption, market cap rates and discount rates. In addition, each property is appraised annually by an independent appraiser. The real estate included in separate account assets is recorded net of related mortgage encumbrances for which the fair value is estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements. The real estate within the separate accounts is reflected in Level 3.

Investment-Type Insurance Contracts

Certain annuity contracts and other investment-type insurance contracts include embedded derivatives that have been bifurcated from the host contract and that are measured at fair value on a recurring basis, which are reflected in Level 3. The key assumptions for calculating the fair value of the embedded derivative liabilities are market assumptions (such as equity market returns, interest rate levels, market volatility and correlations) and policyholder behavior assumptions (such as lapse, mortality, utilization and withdrawal patterns). They are valued using a combination of historical data and actuarial judgment. Stochastic models are used to value the embedded derivatives that incorporate a spread reflecting our own creditworthiness and risk margins.

The assumption for our own non-performance risk for investment-type insurance contracts and any embedded derivatives bifurcated from certain annuity and investment-type insurance contracts is based on the current market credit spreads for debt-like instruments that we have issued and are available in the market.

Other Liabilities

Certain obligations reported in other liabilities include embedded derivatives to deliver underlying securities of structured investments to third parties. The fair value of the embedded derivatives is calculated based on the value of the underlying securities that are valued based on prices obtained from third party pricing vendors as utilized and described in our discussion of how fair value is determined for fixed maturities, which are reflected in Level 2.

Additionally, obligations of consolidated VIEs for which the fair value option was elected are included in other liabilities. These obligations are valued either based on prices obtained from third party pricing vendors as utilized and described in our discussion of how fair value is determined for fixed maturities, which are reflected in Level 2, or broker quotes, which are reflected in Level 3.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

Assets and Liabilities Measured at Fair Value on a Recurring Basis

                Assets and liabilities measured at fair value on a recurring basis are summarized below.

	As of December 31, 2012
	Assets/
	(liabilities)	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3

	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$882.2	$146.2	$736.0	$—
Non-U.S. governments	663.4	—	650.5	12.9
States and political subdivisions	3,178.8	—	3,176.9	1.9
Corporate	31,416.4	85.9	31,212.7	117.8
Residential mortgage-backed securities	3,199.7	—	3,199.7	—
Commercial mortgage-backed securities	3,897.4	—	3,897.4	—
Collateralized debt obligations	379.2	—	301.6	77.6
Other debt obligations	3,779.2	—	3,764.5	14.7
Total fixed maturities, available-for-sale	47,396.3	232.1	46,939.3	224.9
Fixed maturities, trading	398.4	—	231.6	166.8
Equity securities, available-for-sale	131.3	52.9	63.1	15.3
Equity securities, trading	131.9	6.5	125.4	—
Derivative assets (1)	991.0	—	917.7	73.3
Other investments (2)	227.1	29.4	83.8	113.9
Cash equivalents (3)	1,394.9	304.9	1,090.0	—
Sub-total excluding separate account assets	50,670.9	625.8	49,450.9	594.2

Separate account assets	69,217.8	52,629.3	12,137.8	4,450.7
Total assets	$119,888.7	$53,255.1	$61,588.7	$5,044.9

Liabilities
Investments-type insurance contracts (4)	$(148.1)	$—	$—	$(148.1)
Derivative liabilities (1)	(1,200.2)	—	(1,098.5)	(101.7)
Other liabilities (4)	(237.4)	—	(197.8)	(39.6)
Total liabilities	$(1,585.7)	$—	$(1,296.3)	$(289.4)

Net assets (liabilities)	$118,303.0	$53,255.1	$60,292.4	$4,755.5

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

	As of December 31, 2011
	Assets/
	(liabilities)	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3

	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$753.1	$10.5	$742.6	$—
Non-U.S. governments	676.2	—	676.2	—
States and political subdivisions	2,882.7	—	2,882.7	—
Corporate	30,926.9	87.5	30,600.2	239.2
Residential mortgage-backed securities	3,315.7	—	3,315.7	—
Commercial mortgage-backed securities	3,413.7	—	3,413.7	—
Collateralized debt obligations	338.8	—	236.3	102.5
Other debt obligations	3,570.2	—	3,542.9	27.3
Total fixed maturities, available-for-sale	45,877.3	98.0	45,410.3	369.0
Fixed maturities, trading	511.5	1.9	288.8	220.8
Equity securities, available-for-sale	73.5	55.5	—	18.0
Equity securities, trading	312.8	208.0	104.8	—
Derivative assets (1)	1,155.4	—	1,096.4	59.0
Other investments (2)	206.2	10.5	98.2	97.5
Cash equivalents (3)	1,040.3	405.4	634.9	—
Sub-total excluding separate account assets	49,177.0	779.3	47,633.4	764.3

Separate account assets	61,615.1	48,351.0	9,215.1	4,049.0
Total assets	$110,792.1	$49,130.3	$56,848.5	$4,813.3

Liabilities
Investments-type insurance contracts (4)	$(171.8)	$—	$—	$(171.8)
Derivative liabilities (1)	(1,519.5)	—	(1,342.4)	(177.1)
Other liabilities (4)	(225.3)	—	(201.1)	(24.2)
Total liabilities	$(1,916.6)	$—	$(1,543.5)	$(373.1)

Net assets (liabilities)	$108,875.5	$49,130.3	$55,305.0	$4,440.2

(1)  Within the consolidated statements of financial position, derivative assets are reported with other investments and derivative liabilities are reported with other liabilities. Refer to Note 6, Derivative Financial Instruments, for further information on fair value by class of derivative instruments. Our derivatives are primarily Level 2, with the exception of certain credit default swaps and other swaps that are Level 3.

(2)  Primarily includes seed money investments, commercial mortgage loans of consolidated VIEs reported at fair value and, beginning in 2012, an equity method investment reported at fair value.

(3)  Includes money market instruments and short-term investments with a maturity date of three months or less when purchased.

(4)  Includes bifurcated embedded derivatives that are reported at fair value within the same line item in the consolidated statements of financial position in which the host contract is reported. Other liabilities also include obligations of consolidated VIEs reported at fair value.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) are summarized as follows:

	For the year ended December 31, 2012
		Total realized/unrealized
		gains (losses)						Changes in
	Beginning			Net			Ending	unrealized
	asset/			purchases,			asset/	gains (losses)
	(liability)			sales,			(liability)	included in
	balance	Included	Included in	issuances			balance	net income
	as of	in net	other	and	Transfers	Transfers	as of	relating to
	December 31,	income	comprehensive	settlements	into	out of	December 31,	positions still
	2011	(1)	income	(4)	Level 3	Level 3	2012	held (1)

	(in millions)
Assets
Fixed maturities,
available-for-sale:
Non-U.S.
governments	$—	$—	$(0.5)	$(1.1)	$14.5	$—	$12.9	$—
States and political
subdivisions	—	—	0.2	(0.1)	1.8	—	1.9	—
Corporate	239.2	(8.8)	22.7	(77.6)	79.7	(137.4)	117.8	(2.2)
Collateralized
debt obligations	102.5	(3.3)	5.1	4.5	—	(31.2)	77.6	—
Other debt
obligations	27.3	(2.2)	0.5	(26.2)	15.3	—	14.7	(2.2)
Total fixed
maturities,
available-for-sale	369.0	(14.3)	28.0	(100.5)	111.3	(168.6)	224.9	(4.4)
Fixed maturities,
trading	220.8	3.2	—	(66.7)	9.5	—	166.8	(4.4)
Equity securities,
available-for-sale	18.0	(0.3)	(2.4)	—	—	—	15.3	—
Derivative assets	59.0	10.8	—	3.5	—	—	73.3	12.0
Other investments	97.5	2.1	—	14.3	—	—	113.9	2.2
Separate account
assets (2)	4,049.0	423.2	—	(21.2)	1.6	(1.9)	4,450.7	414.6

Liabilities
Investments-type
insurance
contracts	(171.8)	37.4	—	(13.7)	—	—	(148.1)	34.5
Derivative liabilities	(177.1)	36.0	1.3	38.1	—	—	(101.7)	34.4
Other liabilities (3)	(24.2)	(23.5)	—	8.1	—	—	(39.6)	(20.2)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

	For the year ended December 31, 2011
		Total realized/unrealized
		gains (losses)						Changes in
	Beginning			Net			Ending	unrealized
	asset/			purchases,			asset/	gains (losses)
	(liability)			sales,			(liability)	included in
	balance	Included	Included in	issuances			balance	net income
	as of	in net	other	and	Transfers	Transfers	as of	relating to
	December 31,	income	comprehensive	settlements	into	out of	December 31,	positions still
	2010	(1)	income	(4)	Level 3	Level 3	2011	held (1)

	(in millions)
Assets
Fixed maturities,
available-for-sale:
Corporate	$513.9	$(4.4)	$(17.7)	$(55.0)	$86.4	$(284.0)	$239.2	$0.3
Commercial
mortgage-backed
securities	16.2	(3.7)	5.1	(10.5)	—	(7.1)	—	—
Collateralized
debt obligations	109.3	(19.6)	13.8	0.3	—	(1.3)	102.5	(9.3)
Other debt
obligations	88.8	0.1	(1.1)	(30.5)	9.0	(39.0)	27.3	—
Total fixed
maturities,
available-for-sale	728.2	(27.6)	0.1	(95.7)	95.4	(331.4)	369.0	(9.0)
Fixed maturities,
trading	269.1	(16.6)	—	(27.2)	20.5	(25.0)	220.8	(15.8)
Equity securities,
available-for-sale	43.2	(6.1)	12.0	(28.0)	13.0	(16.1)	18.0	(4.5)
Derivative assets	33.3	37.8	(0.1)	(12.0)	—	—	59.0	34.8
Other investments	128.3	(2.5)	—	(28.3)	—	—	97.5	(2.6)
Separate account
assets (2)	3,638.1	407.3	—	72.4	13.5	(82.3)	4,049.0	401.7

Liabilities
Investments-type
insurance
contracts	7.4	(190.4)	—	11.2	—	—	(171.8)	(190.9)
Derivative liabilities	(181.5)	(14.2)	0.2	18.4	—	—	(177.1)	(8.4)
Other liabilities (3)	(156.8)	(1.2)	13.4	(15.9)	—	136.3	(24.2)	(1.1)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

	For the year ended December 31, 2010
		Total realized/unrealized
		gains (losses)						Changes in
	Beginning			Net			Ending	unrealized
	asset/			purchases,			asset/	gains (losses)
	(liability)			sales,			(liability)	included in
	balance	Included	Included in	issuances			balance	net income
	as of	in net	other	and	Transfers	Transfers	as of	relating to
	December 31,	income	comprehensive	settlements	into	out of	December 31,	positions still
	2009	(1)	income	(4)	Level 3	Level 3	2010	held (1)

	(in millions)
Assets
Fixed maturities,
available-for-sale:
States and political
subdivisions	$11.5	$—	$1.0	$—	$11.5	$(24.0)	$—	$—
Corporate	663.7	(1.2)	26.9	(155.9)	152.2	(171.8)	513.9	(2.1)
Commercial
mortgage-backed
securities	34.3	(0.1)	1.0	11.2	—	(30.2)	16.2	(0.1)
Collateralized
debt obligations	296.8	(14.9)	40.0	(125.2)	0.9	(88.3)	109.3	(1.9)
Other debt
obligations	76.6	—	4.5	36.9	32.9	(62.1)	88.8	—
Total fixed
maturities,
available-for-sale	1,082.9	(16.2)	73.4	(233.0)	197.5	(376.4)	728.2	(4.1)
Fixed maturities,
trading	63.5	13.5	—	194.1	—	(2.0)	269.1	13.2
Equity securities,
available-for-sale	71.7	2.6	(8.2)	(21.4)	0.1	(1.6)	43.2	3.3
Derivative assets	54.4	(18.3)	(0.1)	(2.7)	—	—	33.3	(17.1)
Other investments	—	25.9	—	102.4	—	—	128.3	25.9
Separate account
assets (2)	3,997.0	305.9	—	(576.2)	28.5	(117.1)	3,638.1	250.9

Liabilities
Investments-type
insurance
contracts	(17.1)	(0.7)	—	25.2	—	—	7.4	(1.1)
Derivative liabilities	(93.7)	9.9	(1.4)	(96.3)	—	—	(181.5)	8.0
Other liabilities (3)	(89.1)	9.3	(28.3)	(48.7)	—	—	(156.8)	2.3

(1)  Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses) within the consolidated statements of operations. Realized and unrealized gains (losses) on certain fixed maturities, trading and certain derivatives used in relation to certain trading portfolios are reported in net investment income within the consolidated statements of operation.

(2)  Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.

(3)  Certain embedded derivatives reported in other liabilities are part of a cash flow hedge, with the effective portion of the unrealized gains (losses) recorded in AOCI.

(4)  Gross purchases, sales, issuances and settlements were:

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

	For the year ended December 31, 2012
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements

	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$—	$—	$—	$(1.1)	$(1.1)
State and political subdivisions	—	—	—	(0.1)	(0.1)
Corporate	0.3	(65.2)	—	(12.7)	(77.6)
Collateralized debt obligations	5.1	(1.1)	—	0.5	4.5
Other debt obligations	—	—	—	(26.2)	(26.2)
Total fixed maturities, available-for-sale	5.4	(66.3)	—	(39.6)	(100.5)
Fixed maturities, trading	—	(24.6)	—	(42.1)	(66.7)
Derivative assets	3.7	(0.2)	—	—	3.5
Other investments	34.0	—	—	(19.7)	14.3
Separate account assets (5)	134.8	(120.8)	(208.4)	173.2	(21.2)

Liabilities
Investment-type insurance contracts	—	—	(16.6)	2.9	(13.7)
Derivative liabilities	(3.9)	42.0	—	—	38.1
Other liabilities	—	8.1	—	—	8.1

	For the year ended December 31, 2011
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements

	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$7.3	$(24.0)	$—	$(38.3)	$(55.0)
Commercial mortgage-backed securities	—	(10.5)	—	—	(10.5)
Collateralized debt obligations	1.3	(0.4)	—	(0.6)	0.3
Other debt obligations	—	—	—	(30.5)	(30.5)
Total fixed maturities, available-for-sale	8.6	(34.9)	—	(69.4)	(95.7)
Fixed maturities, trading	10.0	(8.7)	—	(28.5)	(27.2)
Equity securities, available-for-sale	0.3	(28.3)	—	—	(28.0)
Derivative assets	4.8	(16.8)	—	—	(12.0)
Other investments	—	—	—	(28.3)	(28.3)
Separate account assets (5)	182.2	(47.8)	—	(62.0)	72.4

Liabilities
Investment-type insurance contracts	—	—	9.2	2.0	11.2
Derivative liabilities	(10.0)	28.4	—	—	18.4
Other liabilities	(2.1)	—	—	(13.8)	(15.9)

(5)     Issuances and settlements include amounts related to mortgage encumbrances associated with real estate in our separate accounts.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

Transfers

Transfers of assets and liabilities measured at fair value on a recurring basis between fair value hierarchy levels are summarized below.

	For the year ended December 31, 2012
	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 1 into	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2

	(in millions)
Assets
Fixed maturities, available-for-
sale:
Non-U.S. governments	$—	$—	$—	$14.5	$—	$—
State and political subdivisions	—	—	—	1.8	—	—
Corporate	—	—	—	79.7	—	137.4
Collateralized debt obligations	—	—	—	—	—	31.2
Other debt obligations	—	—	—	15.3	—	—
Total fixed maturities,
available-for-sale	—	—	—	111.3	—	168.6
Fixed maturities, trading	—	—	—	9.5	—	—
Separate account assets	3,255.7	0.3	205.5	1.3	—	1.9

Transfers between fair value hierarchy levels are recognized at the beginning of the reporting period.

We had significant transfers of separate account assets between Level 1 and Level 2, primarily related to foreign equity securities. When these securities are valued at the local close price of the exchange where the assets traded, they are reflected in Level 1. When events materially affecting the value occur between the close of the local exchange and the New York Stock Exchange, we use adjusted prices determined by a third party pricing vendor to update the foreign market closing prices and the fair value is reflected in Level 2. During 2011 and 2010, $2,796.1 million and $6,600.6 million, respectively, of separate account assets transferred out of Level 2 into Level 1. During 2011 and 2010, $3,595.9 million and $3,128.3 million, respectively, of separate account assets transferred out of Level 1 into Level 2.

Assets transferred into Level 3 during 2012, 2011 and 2010, primarily included those assets for which we are now unable to obtain pricing from a recognized third party pricing vendor as well as assets that were previously priced using a matrix valuation approach that may no longer be relevant when applied to asset-specific situations.

Assets transferred out of Level 3 during 2012, 2011 and 2010, included those for which we are now able to obtain pricing from a recognized third party pricing vendor or from internal models using substantially all market observable information.

Quantitative Information about Level 3 Fair Value Measurements

The following table provides quantitative information about the significant unobservable inputs used for recurring fair value measurements categorized within Level 3, excluding assets and liabilities for which significant quantitative unobservable inputs are not developed internally, which primarily consists of those valued using broker quotes. Refer to “Assets and liabilities measured at fair value on a recurring basis” for a complete valuation hierarchy summary.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

	As of December 31, 2012
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average

	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$12.9	Discounted cash flow	Discount rate (1)	1.6%	1.6%
			Illiquidity premium	50 basis points ("bps")	50bps
Corporate	62.1	Discounted cash flow	Discount rate (1)	1.7%-12.0%	6.9%
			Illiquidity premium	0bps-100bps	42bps
			Earnings before interest, taxes, depreciation and amortization multiple	0x-3.5x	0.2x
			Probability of default	0%-100%	6.9%
			Potential loss severity	0%-30%	2.1%
Collateralized debt obligations	38.2	Discounted cash flow	Discount rate (1)	1.0%-19.8%	13.3%
			Illiquidity premium	400bps-1,000bps	791bps
Other debt obligations	14.7	Discounted cash flow	Discount rate (1)	6.5%-20.0%	11.8%
			Illiquidity premium	0bps-50bps	30bps
Fixed maturities, trading	35.9	Discounted cash flow	Discount rate (1)	1.2%-60.5%	4.1%
			Illiquidity premium	0bps-1,400bps	390bps
	110.4	See note (2)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

	As of December 31, 2012
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average

	(in millions)
Other investments	80.3	Discounted cash flow - commercial mortgage loans of consolidated VIEs	Discount rate (1)	3.5%	3.5%
			Illiquidity premium	287bps	287bps
	33.6	Discounted cash flow - equity method real estate investment	Discount rate (1)	9.3%	9.3%
			Terminal capitalization rate	5.5%	5.5%
			Average market rent growth rate	3.6%	3.6%
		Discounted cash flow - equity method real estate debt	Loan to value	49.4%	49.4%
			Credit spread rate	3.3%	3.3%
Separate account assets	4,449.0	Discounted cash flow - mortgage loans	Discount rate (1)	0.8%-10.4%	3.3%
			Illiquidity premium	0bps-50bps
			Credit spread rate	65bps-1,025bps	253bps
		Discounted cash flow - real estate	Discount rate (1)	6.5%-16.0%	8.3%
			Terminal capitalization rate	4.8%-9.0%	7.2%
			Average market rent growth rate	2.3%-5.5%	3.3%
		Discounted cash flow - real estate debt	Loan to value	17.0%-86.0%	54.8%
			Credit spread rate	1.6%-5.3%	3.5%

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

As of December 31, 2012
Assets /
(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average

(in millions)
Liabilities
Investment-type insurance contracts	(148.1)	Discounted cash flow	Long duration interest rate	2.6%-2.8% (3)	See note (3)
			Long-term equity market volatility	18.8%-38.3%
			Non-performance risk	0.3%-1.6%
			Utilization rate	See note (4)	See note (4)
			Lapse rate	0.5%-11.8%
			Mortality rate	See note (5)	See note (5)
Derivative liabilities	(65.1)	See note (2)
Other liabilities	(39.6)	See note (2)

(1)     Represents market comparable interest rate or an index adjusted rate used as the base rate in the discounted cash flow analysis prior to any credit spread, illiquidity or other adjustments, where applicable.

(2)     Relates to a consolidated collateralized private investment vehicle that is a VIE. Fixed maturity, trading represents the underlying collateral of the investment structure and consists of high-grade fixed maturity investments, which are over-collateralized based on outstanding notes priced at par. The derivative liability represents credit default swaps that are valued using a correlation model to the credit default swap (“CDS”) Index (“CDX”) and inputs to the valuation are based on observable market data such as the end of period swap curve, CDS constituents of the index and spread levels of the index, as well as CDX tranche spreads. The other liabilities represent obligations to third party note holders due at maturity or termination of the trust. The value of the obligations reflect the third parties’ interest in the investment structure.

(3)     Represents the range of rate curves used in the valuation analysis that we have determined market participants would use when pricing the instrument. Derived from interpolation between observable 20 and 30-year swap rates.

(4)     This input factor is the number of contractholders taking withdrawals as well as the amount and timing of the withdrawals and a range does not provide a meaningful presentation.

(5)     This input is based on an appropriate industry mortality table and a range does not provide a meaningful presentation.

Market comparable discount rates are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. Increases or decreases in the credit spreads on the comparable assets, could cause the fair value of the assets to significantly decrease or increase, respectively. Additionally, we may adjust the base discount rate or the modeled price by applying an illiquidity premium given the highly structured nature of certain assets. Increases or decreases in this illiquidity premium could cause significant decreases or increases, respectively, in the fair value of the asset.

Embedded derivatives can be either assets or liabilities within the investment-type insurance contracts line item, depending on certain inputs at the reporting date.  Increases to an asset or decreases to a liability are described as increases to fair value.  Increases or decreases in market volatilities could cause significant decreases or increases, respectively, in the fair value of embedded derivatives in investment-type insurance contracts. Long duration interest rates are used as the mean return when projecting the growth in the value of associated account value and impact the discount rate used in the discounted future cash flows valuation. The amount of claims will increase if account value is not sufficient to cover guaranteed withdrawals.  Increases or decreases in risk free rates could cause the fair value of the embedded derivative to significantly increase or decrease, respectively. Increases or decreases in our own credit risks, which impact the rates used to discount future cash flows, could significantly increase or decrease, respectively, the fair value of the embedded derivative. All of these changes in fair value would impact net income.

Decreases or increases in the mortality rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. Decreases or increases in the overall lapse rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. The lapse rate assumption varies dynamically based on the relationship of the guarantee and associated account value. A stronger or weaker dynamic lapse rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. The utilization rate assumption includes how many contractholders will take withdrawals, when they will take them and how much of their benefit they will take.  Increases or decreases in the assumption of the number of contractholders taking withdrawals could cause the fair value of the embedded derivative to decrease or increase, respectively. Assuming contractholders take withdrawals earlier or later could cause the fair value of the embedded derivative to decrease or increase, respectively. Assuming contractholders take more or less of their benefit could cause the fair value of the embedded derivative to decrease or increase, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

Certain assets are measured at fair value on a nonrecurring basis. During 2012, certain mortgage loans had been marked to fair value of $171.2 million. The net impact of impairments and improvements in estimated fair value of previously impaired loans resulted in a net loss of $13.1 million that was recorded in net realized capital gains (losses) as part of the mortgage loan valuation allowance. This includes the impact of certain loans no longer on our books. These collateral-dependent mortgage loans are a Level 3 fair value measurement, as fair value is based on the fair value of the underlying real estate collateral, which is estimated using appraised values that involve significant unobservable inputs. The fair value of the underlying collateral is determined based on a discounted cash flow valuation either from an external broker opinion of value or an internal model. Significant inputs used in the discounted cash flow calculation include: a discount rate, terminal capitalization rate and average market rent growth. The ranges of inputs used in the fair value measurements for the mortgage loans marked to fair value during the three months ended December 31, 2012, were:

Discount rate = 8.0% - 20.0%

Terminal capitalization rate = 6.3% - 10.5%

Average market rent growth = 3.0% - 8.0%

During 2012, certain mortgage servicing rights had been marked to fair value of $7.0 million. The net impact of impairments and subsequent improvements in estimated fair value of previously impaired mortgage servicing rights resulted in a net gain of $0.4 million that was recorded in operating expenses. These mortgage servicing rights are a Level 3 fair value measurement, as fair value is determined by calculating the present value of the future servicing cash flows from the underlying mortgage loans. The discount rate used in calculating the present value of the future servicing cash flows was 3.1% for the twelve months ended December 31, 2012.

During 2012, certain real estate had been written down to fair value of $5.0 million, resulting in a loss of $0.1 million that was recorded in net realized capital gains (losses). This is a Level 3 fair value measurement, as the fair value of real estate is estimated using appraised values that involve significant unobservable inputs that are not developed internally.

During 2011, mortgage loans had been marked to fair value of $201.7 million. The net impact of impairments and improvements in estimated fair value of previously impaired loans resulted in a net loss of $31.3 million that was recorded in net realized capital gains (losses) as part of the mortgage loan valuation allowance. This includes the impact of certain loans no longer on our books. These collateral-dependent mortgage loans are a Level 3 fair value measurement, as fair value is based on the fair value of the underlying real estate collateral, which is estimated using appraised values that involve at least one significant unobservable input.

During 2011, certain mortgage servicing rights had been marked to fair value of $4.4 million. The net impact of impairments and subsequent improvements in estimated fair value of previously impaired mortgage servicing rights resulted in a net loss of $1.1 million that was recorded in operating expenses. These mortgage servicing rights are a Level 3 fair value measurement, as fair value is determined by calculating the present value of the future servicing cash flows from the underlying mortgage loans.

During 2010, certain mortgage loans had been impaired or written down to fair value of $245.3 million. The impairments resulted in a loss of $78.4 million that was recorded in net realized capital gains (losses) as part of the mortgage loan valuation allowance. These collateral-dependent mortgage loans are a Level 3 fair value measurement, as fair value is based on the fair value of the underlying real estate collateral, which is estimated using appraised values that involve significant unobservable inputs.

During 2010, certain real estate had been written down to fair value of $1.4 million. This write down resulted in a loss of $0.3 million that was recorded in net realized capital gains (losses). This is a Level 3 fair value measurement, as the fair value of real estate is estimated using appraised values that involve significant unobservable inputs.

During 2010, certain mortgage servicing rights had been written down to fair value of $1.0 million, resulting in a charge of $0.6 million that was recorded in operating expenses. These mortgage servicing rights are a Level 3 fair value measurement, as fair value is determined by calculating the present value of the future servicing cash flows from the underlying mortgage loans.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

During 2010, we impaired goodwill and finite lived intangible assets. See Note 3, Goodwill and Other Intangible Assets, for further details.

Fair Value Option

As a result of our implementation of new authoritative guidance related to the accounting for VIEs effective January 1, 2010, we elected fair value accounting for certain assets and liabilities of newly consolidated VIEs for which it was not practicable for us to determine the carrying value. The fair value option was elected for commercial mortgage loans reported with other investments and obligations reported with other liabilities in the consolidated statements of financial position. The changes in fair value of these items are reported in net realized capital gains (losses) on the consolidated statements of operations.

The fair value and aggregate contractual principal amounts of commercial mortgage loans for which the fair value option has been elected were $80.3 million and $76.4 million as of December 31, 2012, and $97.5 million and $96.1 million as of December 31, 2011, respectively. The change in fair value of the loans resulted in a $2.6 million, $(2.6) million and $25.9 million pre-tax gain (loss) for the years ended December 31, 2012, 2011 and 2010, respectively, none of which related to instrument-specific credit risk. None of these loans were more than 90 days past due or in nonaccrual status. Interest income on these commercial mortgage loans is included in net investment income on the consolidated statements of operations and is recorded based on the effective interest rates as determined at the closing of the loan. Interest income recorded on these commercial mortgage loans was $6.9 million, $8.6 million and $10.5 million for the years ended December 31, 2012, 2011 and 2010, respectively.

The fair value and aggregate unpaid principal amounts of obligations for which the fair value option has been elected were $85.0 million and $186.8 million as of December 31, 2012, and $88.4 million and $169.8 million as of December 31, 2011, respectively. For the years ended December 31, 2012, 2011 and 2010, the change in fair value of the obligations resulted in a pre-tax gain (loss) of $(37.7) million, $1.2 million and $(2.9) million, which includes a pre-tax gain (loss) of $(37.4) million, $(1.1) million and $3.0 million related to instrument-specific credit risk that is estimated based on credit spreads and quality ratings, respectively. Interest expense recorded on these obligations is included in operating expenses on the consolidated statements of operations and was $5.3 million, $6.8 million and $8.9 million for the years ended December 31, 2012, 2011 and 2010, respectively.

We invest in real estate ventures for the purpose of earning investment returns and for capital appreciation. We elected the fair value option for a venture entered into during the third quarter of 2012 that is accounted for under the equity method because the nature of the investment is to add value to the property and generate income from the operations of the property. Other equity method real estate investments are not fair valued because the investments mainly generate income from the operations of the underlying properties. This investment is reported with other investments in the consolidated statements of financial position. The change in fair value is reported in net investment income on the consolidated statements of operations. The fair value of the equity method investment for which the fair value option has been elected was $33.6 million as of December 31, 2012. The change in fair value of the investment resulted in a $0.4 million pre-tax loss for year ended December 31, 2012.

Financial Instruments Not Reported at Fair Value

The carrying value and estimated fair value of financial instruments not recorded at fair value on a recurring basis but required to be disclosed at fair value were as follows:

	December 31, 2012

			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3

	(in millions)
Assets (liabilities)
Mortgage loans	$10,825.4	$11,459.2	$—	$—	$11,459.2
Policy loans	834.0	1,030.2	—	—	1,030.2
Other investments	224.9	225.3	—	140.1	85.2
Cash and cash equivalents	964.2	964.2	924.2	40.0	—
Investments-type insurance contracts	(31,936.8)	(32,515.2)	—	(7,367.3)	(25,147.9)
Short-term debt	(286.7)	(286.7)	—	(286.7)	—
Long-term debt	(128.9)	(139.0)	—	(109.3)	(29.7)
Separate account liabilities	(60,858.9)	(60,175.4)	—	—	(60,175.4)
Bank deposits	(2,174.7)	(2,177.7)	(1,404.4)	(773.3)	—
Cash collateral payable	(190.8)	(190.8)	(190.8)	—	—

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

	December 31, 2011

	Carrying amount	Fair value

	(in millions)
Assets (liabilities)
Mortgage loans	$10,132.0	$10,619.4
Policy loans	859.2	1,088.4
Other investments	328.7	328.7
Cash and cash equivalents	1,414.6	1,414.6
Investments-type insurance contracts	(32,407.0)	(32,232.7)
Short-term debt	(263.7)	(263.7)
Long-term debt	(119.9)	(138.9)
Separate account liabilities	(54,429.2)	(53,614.9)
Bank deposits	(2,142.8)	(2,150.2)
Cash collateral payable	(222.5)	(222.5)

Mortgage Loans

Fair values of commercial and residential mortgage loans are primarily determined by discounting the expected cash flows at current treasury rates plus an applicable risk spread, which reflects credit quality and maturity of the loans. The risk spread is based on market clearing levels for loans with comparable credit quality, maturities and risk. The fair value of mortgage loans may also be based on the fair value of the underlying real estate collateral less cost to sell, which is estimated using appraised values. These are reflected in Level 3.

Policy Loans

Fair values of policy loans are estimated by discounting expected cash flows using a risk-free rate based on the U.S. Treasury curve. The expected cash flows reflect an estimate of timing of the repayment of the loans. These are reflected in Level 3.

Other Investments

The fair value of commercial loans and certain consumer loans included in other investments is calculated by discounting scheduled cash flows through the estimated maturity date using market interest rates that reflect the credit and interest rate risk inherent in the loans. The estimate of term to maturity is based on historical experience, adjusted as required, for current economic and lending conditions. The effect of nonperforming loans is considered in assessing the credit risk inherent in the fair value estimate. These are reflected in Level 3. The carrying value of the remaining investments reported in this line item approximate their fair value and are of a short-term nature. These are reflected in Level 2.

Cash and Cash Equivalents

The carrying amounts of cash and cash equivalents that are not reported at fair value on a recurring basis approximate their fair value, which are reflected in Level 1 given the nature of cash.

Investment-Type Insurance Contracts

The fair values of our reserves and liabilities for investment-type insurance contracts are determined via a third party pricing vendor or using discounted cash flow analyses when we are unable to find a price from third party pricing vendors. Third party pricing on various outstanding medium-term notes and funding agreements is based on observable inputs such as benchmark yields and spreads based on reported trades for our medium-term notes and funding agreement issuances. These are reflected in Level 2. The discounted cash flow analyses for the remaining contracts is based on current interest rates, including non-performance risk, being offered for similar contracts with maturities consistent with those remaining for the investment-type contracts being valued. These are reflected in Level 3. Investment-type insurance contracts include insurance, annuity and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing in the consolidated statements of financial position. Insurance contracts include insurance, annuity and other policy contracts that do involve significant mortality or morbidity risk. The fair values for our insurance contracts, other than investment-type contracts, are not required to be disclosed.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

Short-Term Debt

The carrying amount of short-term debt approximates its fair value because of the relatively short time between origination of the debt instrument and its maturity, which is reflected in Level 2.

Long-Term Debt

Long-term debt primarily includes senior note issuances for which the fair values are determined using inputs that are observable in the market or that can be derived from or corroborated with observable market data. These are reflected in Level 2. Additionally, our long-term debt includes non-recourse mortgages and notes payable that are primarily financings for real estate developments for which the fair values are estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements. These are reflected in Level 3.

Separate Account Liabilities

Fair values of separate account liabilities, excluding insurance-related elements, are estimated based on market assumptions around what a potential acquirer would pay for the associated block of business, including both the separate account assets and liabilities. As the applicable separate account assets are already reflected at fair value, any adjustment to the fair value of the block is an assumed adjustment to the separate account liabilities. To compute fair value, the separate account liabilities are originally set to equal separate account assets because these are pass-through contracts. The separate account liabilities are reduced by the amount of future fees expected to be collected that are intended to offset upfront acquisition costs already incurred that a potential acquirer would not have to pay. The estimated future fees are adjusted by an adverse deviation discount and the amount is then discounted at a risk-free rate as measured by the yield on U.S. Treasury securities at maturities aligned with the estimated timing of fee collection. These are reflected in Level 3.

Bank Deposits

The fair value of deposits of our Principal Bank subsidiary with no stated maturity, such as demand deposits, savings, and interest-bearing demand accounts, is equal to the amount payable on demand (i.e., their carrying amounts). These are reflected in Level 1. The fair value of certificates of deposit is based on the discounted value of contractual cash flows. The discount is estimated using the rates currently offered for deposits of similar remaining maturities. These are reflected in Level 2.

Cash Collateral Payable

The carrying amount of the payable associated with our obligation to return the cash collateral received under derivative credit support annex (collateral) agreements approximates its fair value, which is reflected in Level 1.

16. Statutory Insurance Financial Information

                We, the largest indirect subsidiary of PFG, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa (the “State of Iowa”). The State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company to determine its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners' (“NAIC”) Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Iowa. The Commissioner has the right to permit other specific practices that deviate from prescribed practices. As of December 31, 2012, our use of prescribed and permitted statutory accounting practices has resulted in higher statutory capital and surplus of $211.1 million relative to the accounting practices and procedures of the NAIC primarily due to a state prescribed practice associated with reinsurance of our term life products and “secondary” or “no lapse” guarantee provisions on our universal life products. Statutory accounting practices differ from U.S. GAAP primarily due to charging policy acquisition costs to expense as incurred, establishing reserves using different actuarial assumptions, valuing investments on a different basis and not admitting certain assets, including certain net deferred income tax assets.

                Life and health insurance companies are subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2012, we meet the minimum RBC requirements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

Our statutory net income and statutory capital and surplus were as follows:

	As of or for the year ended December 31,
	2012	2011	2010

	(in millions)
Statutory net income	$576.1	$326.8	$404.6
Statutory capital and surplus	3,944.3	4,218.2	4,377.8

17.  Segment Information

                We provide financial products and services through the following segments: Retirement and Investor Services, Principal Global Investors and U.S. Insurance Solutions. In addition, there is a Corporate segment. The segments are managed and reported separately because they provide different products and services, have different strategies or have different markets and distribution channels.

                The Retirement and Investor Services segment provides retirement and related financial products and services primarily to businesses, their employees and other individuals.

The Principal Global Investors segment provides asset management services to our asset accumulation business, our insurance operations, the Corporate segment and third‑party clients.

The U.S. Insurance Solutions segment provides individual life insurance and specialty benefits, which consists of group dental and vision insurance, individual and group disability insurance, group life insurance, wellness services and non-medical fee-for-service claims administration, throughout the United States.

The Corporate segment manages the assets representing capital that has not been allocated to any other segment. Financial results of the Corporate segment primarily reflect our financing activities (including interest expense), income on capital not allocated to other segments, inter‑segment eliminations, income tax risks and certain income, expenses and other after-tax adjustments not allocated to the segments based on the nature of such items.

Management uses segment operating earnings in goal setting, as a basis for determining employee compensation and in evaluating performance on a basis comparable to that used by securities analysts. We determine segment operating earnings by adjusting U.S. GAAP net income for net realized capital gains (losses), as adjusted, and other after-tax adjustments which management believes are not indicative of overall operating trends. Net realized capital gains (losses), as adjusted, are net of income taxes, related changes in the amortization pattern of DPAC and sales inducements, recognition of deferred front-end fee revenues for sales charges on retirement and life insurance products and services, amortization of hedge accounting book value adjustments for certain discontinued hedges, net realized capital gains and losses distributed, noncontrolling interest capital gains and losses and certain market value adjustments to fee revenues. Net realized capital gains (losses), as adjusted, exclude periodic settlements and accruals on derivative instruments not designated as hedging instruments and exclude certain market value adjustments of embedded derivatives and realized capital gains (losses) associated with our exited group medical insurance business. Segment operating revenues exclude net realized capital gains (losses) (except periodic settlements and accruals on derivatives not designated as hedging instruments), including their impact on recognition of front-end fee revenues, certain market value adjustments to fee revenues and amortization of hedge accounting book value adjustments for certain discontinued hedges, and revenue from our exited group medical insurance business. Segment operating revenues include operating revenues from real estate properties that qualify for discontinued operations. While these items may be significant components in understanding and assessing the consolidated financial performance, management believes the presentation of segment operating earnings enhances the understanding of our results of operations by highlighting earnings attributable to the normal, ongoing operations of the business.

                The accounting policies of the segments are consistent with the accounting policies for the consolidated financial statements, with the exception of income tax allocation. The Corporate segment functions to absorb the risk inherent in interpreting and applying tax law. The segments are allocated tax adjustments consistent with the positions we took on tax returns. The Corporate segment results reflect any differences between the tax returns and the estimated resolution of any disputes.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

The following tables summarize select financial information by segment and reconcile segment totals to those reported in the consolidated financial statements:

	December 31, 2012	December 31, 2011

	(in millions)
Assets:
Retirement and Investor Services	$116,658.1	$108,283.6
Principal Global Investors	1,056.2	1,603.6
U.S. Insurance Solutions	18,949.9	17,326.0
Corporate	3,407.8	3,173.4
Total consolidated assets	$140,072.0	$130,386.6

	For the year ended December 31,
	2012	2011	2010

	(in millions)
Operating revenues by segment:
Retirement and Investor Services	$4,321.0	$3,613.1	$3,706.7
Principal Global Investors	537.1	490.9	432.6
U.S. Insurance Solutions	2,983.1	2,929.1	2,807.1
Corporate	(91.7)	(78.9)	(82.1)
Total segment operating revenues	7,749.5	6,954.2	6,864.3
Net realized capital losses, net of related revenue adjustments	(21.2)	(191.7)	(378.5)
Exited group medical insurance business	25.3	608.3	1,406.8
Terminated commercial mortgage securities issuance operation	—	—	(0.8)
Assumption change within our Individual Life business	—	4.9	—
Total revenues per consolidated statements of operations	$7,753.6	$7,375.7	$7,891.8
Operating earnings (loss) by segment, net of
related income taxes:
Retirement and Investor Services	$523.4	$513.0	$502.2
Principal Global Investors	66.9	59.6	48.1
U.S. Insurance Solutions	143.3	209.5	197.9
Corporate	(24.1)	(32.6)	(37.1)
Total segment operating earnings, net of related
income taxes	709.5	749.5	711.1
Net realized capital gains (losses), as adjusted (1)	14.8	(118.5)	(275.1)
Other after-tax adjustments (2)	(49.4)	(82.3)	17.1
Net income attributable to PLIC	$674.9	$548.7	$453.1

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

(1)   Net realized capital gains (losses), as adjusted, is derived as follows:

	For the year ended December 31,
	2012	2011	2010

	(in millions)
Net realized capital gains (losses):
Net realized capital gains (losses)	$72.1	$(98.7)	$(288.4)
Certain derivative and hedging-related adjustments	(92.8)	(92.6)	(88.4)
Certain market value adjustments to fee revenues	(0.3)	(0.1)	(3.4)
Recognition of front-end fee revenue	(0.2)	(0.3)	1.7
Net realized capital losses, net of related revenue adjustments	(21.2)	(191.7)	(378.5)
Amortization of deferred policy acquisition and sales inducement costs	36.8	(22.7)	(22.9)
Capital gains distributed	(11.8)	(4.3)	(11.3)
Certain market value adjustments of embedded derivatives	(0.6)	65.6	7.2
Net realized capital (gains) losses associated with exited group
medical insurance business	0.2	(0.2)	3.0
Noncontrolling interest capital gains	(8.1)	(31.6)	(11.3)
Income tax effect	19.5	66.4	138.7
Net realized capital gains (losses), as adjusted	$14.8	$(118.5)	$(275.1)

(2)     For the year ended December 31, 2012, other after-tax adjustments included the negative effect resulting from (a) a contribution made to The Principal Financial Group Foundation, Inc. ($39.8 million), (b) losses associated with our exited group medical insurance business that does not yet qualify for discontinued operations accounting treatment under U.S. GAAP ($9.6 million).

For the year ended December 31, 2011, other after-tax adjustments included (1) the negative effect resulting from (a) the impact of a court ruling on some uncertain tax positions ($68.9 million), (b) an assumption change in our Individual Life business ($34.5 million), (c) a contribution made to The Principal Financial Group Foundation, Inc. ($19.5 million) and (d) our estimated obligation associated with Executive Life of New York’s liquidation petition ($10.3 million) and (2) the positive effect of gains associated with our exited group medical insurance business that does not yet qualify for discontinued operations accounting treatment under U.S. GAAP ($50.9 million).

For the year ended December 31, 2010, other after-tax adjustments included (1) the positive effect of gains associated with our exited group medical insurance business that does not yet qualify for discontinued operations accounting treatment under U.S. GAAP ($24.8 million) and (2) the negative effect resulting from: (a) the tax impact of healthcare reform, which eliminates the tax deductibility of retiree prescription drug expenses related to our employees incurred after 2012 ($7.2 million) and (b) losses associated with our terminated commercial mortgage securities issuance operation that has been exited but does not qualify for discontinued operations accounting treatment under U.S. GAAP ($0.5 million).

                The following is a summary of income tax expense (benefit) allocated to our segments for purposes of determining operating earnings. Segment income taxes are reconciled to income taxes reported on our consolidated statements of operations.

	For the year ended December 31,
	2012	2011	2010

	(in millions)
Income tax expense by segment:
Retirement and Investor Services	$113.5	$130.6	$119.9
Principal Global Investors	37.0	32.5	26.0
U.S. Insurance Solutions	64.4	98.5	93.8
Corporate	(17.3)	(15.2)	(19.3)
Total segment income taxes from operating earnings	197.6	246.4	220.4
Tax benefit related to net realized capital losses, as adjusted	(19.5)	(66.4)	(138.7)
Tax expense (benefit) related to other after-tax adjustments	(26.6)	45.0	21.1
Total income taxes expense per consolidated statements of
operations	$151.5	$225.0	$102.8

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

The following table summarizes operating revenues for our products and services:

	For the years ended December 31,
	2012	2011	2010

	(in millions)
Retirement and Investor Services:
Full-service accumulation	$1,353.7	$1,334.7	$1,334.8
Individual annuities	1,162.4	1,119.2	1,018.6
Bank and trust services	101.6	100.5	91.8
Eliminations	(11.3)	(10.0)	(9.1)
Total Accumulation	2,606.4	2,544.4	2,436.1
Investment only	431.6	508.0	643.4
Full-service payout	1,283.0	560.7	627.2
Total Guaranteed	1,714.6	1,068.7	1,270.6
Total Retirement and Investor Services	4,321.0	3,613.1	3,706.7
Principal Global Investors (1)	537.1	490.9	432.6
U.S. Insurance Solutions:
Individual life insurance	1,421.9	1,431.0	1,395.1
Specialty benefits insurance	1,561.2	1,498.1	1,412.0
Total U.S. Insurance Solutions	2,983.1	2,929.1	2,807.1
Corporate	(91.7)	(78.9)	(82.1)
Total operating revenues	$7,749.5	$6,954.2	$6,864.3
Total operating revenues	$7,749.5	$6,954.2	$6,864.3
Net realized capital losses, net of related
revenue adjustments	(21.2)	(191.7)	(378.5)
Exited group medical insurance business	25.3	608.3	1,406.8
Terminated commercial mortgage securities issuance operation	—	—	(0.8)
Assumption change within our Individual
Life business	—	4.9	—
Total revenues per consolidated statements of
operations	$7,753.6	$7,375.7	$7,891.8

(1)   Reflects inter-segment revenues of $214.3 million, $198.8 million and $189.4 million for the year ended December 31, 2012, December 31, 2011 and December 31, 2010, respectively.

18.  Stock‑Based Compensation Plans

                As of December 31, 2012, our parent, PFG sponsors the Amended and Restated 2010 Stock Incentive Plan, the Employee Stock Purchase Plan, the Stock Incentive Plan and the Long-Term Performance Plan ("Stock‑Based Compensation Plans"), which resulted in an expense to us. As of May 17, 2005, no new grants will be made under the Stock Incentive Plan or the Long-Term Performance Plan. Under the terms of the Amended and Restated 2010 Stock Incentive Plan, grants may be nonqualified stock options, incentive stock options qualifying under Section 422 of the Internal Revenue Code, restricted stock, restricted stock units, stock appreciation rights, performance shares, performance units or other stock-based awards. To date, PFG has not granted any incentive stock options, restricted stock or performance units. The following Stock-Based Compensation Plans information represents all share based compensation data related to us and our subsidiaries’ employees.

For awards with graded vesting, we use an accelerated expense attribution method. The compensation cost that was charged against income for stock-based awards granted under the Stock-Based Compensation Plans was as follows:

	For the year ended December 31,
	2012	2011	2010

	(in millions)
Compensation cost	$34.8	$31.7	$38.9
Related income tax benefit	11.4	10.8	12.4
Capitalized as part of an asset	2.3	2.2	2.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

Nonqualified Stock Options

                Nonqualified stock options were granted to certain employees under the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan. Options outstanding under the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan were granted at an exercise price equal to the fair market value of PFG common stock on the date of grant, and expire ten years after the grant date. These options have graded vesting over a three-year period, except in the case of approved retirement.

                The fair value of stock options is estimated using the Black‑Scholes option pricing model. The following is a summary of the assumptions used in this model for the stock options granted during the period:

	For the year ended December 31,
Options	2012	2011	2010

Expected volatility	70.0%	67.9%	66.6%
Expected term (in years)	6.0	6.0	6.0
Risk-free interest rate	1.1%	2.5%	2.8%
Expected dividend yield	2.55%	1.60%	2.25%
Weighted average estimated fair value	$13.95	$18.82	$11.48

                We determine expected volatility based on, among other factors, historical volatility using daily price observations. The expected term represents the period of time that options granted are expected to be outstanding. We determine expected term using historical exercise and employee termination data. The risk-free rate for periods within the expected term of the option is based on the U.S. Treasury risk-free interest rate in effect at the time of grant. The dividend yield is based on historical dividend distributions compared to the closing price of PFG common shares on the grant date.

                As of December 31, 2012, there was $2.6 million of total unrecognized compensation costs related to nonvested stock options. The cost is expected to be recognized over a weighted‑average service period of approximately 1.8 years.

Performance Share Awards

                Performance share awards were granted to certain employees under the Amended and Restated 2010 Stock Incentive Plan. The performance share awards are treated as an equity award and are paid in shares. Whether the performance shares are earned depends upon the participant's continued employment through the performance period (except in the case of an approved retirement) and PFG’s performance against three-year goals set at the beginning of the performance period. Performance goals based on various PFG factors, including return on common equity, operating income and book value per common share, must be achieved for any of the performance shares to be earned. If the performance requirements are not met, the performance shares will be forfeited, no compensation cost is recognized and any previously recognized compensation cost is reversed. There is no maximum contractual term on these awards. Dividend equivalents are credited on performance shares outstanding as of the record date. These dividend equivalents are only paid on the shares released.

The fair value of performance share awards is determined based on the closing stock price of PFG’s common shares on the grant date. The weighted‑average grant-date fair value of performance share awards granted during 2012, 2011 and 2010 were $27.46, $34.26 and $22.21, respectively.

As of December 31, 2012, there was $4.3 million of total unrecognized compensation cost related to nonvested performance share awards granted. The cost is expected to be recognized over a weighted‑average service period of approximately 1.6 years.

Restricted Stock Units

                Restricted stock units were granted to certain employees and agents under the Amended and Restated 2010 Stock Incentive Plan and Stock Incentive Plan. Restricted stock units are treated as equity awards and are paid in shares. Under these plans, awards have graded or cliff vesting over a three-year service period. When service for PFG ceases (except in the case of an approved retirement), all vesting stops and unvested units are forfeited. There is no maximum contractual term on these awards. Dividend equivalents are credited on restricted stock units outstanding as of the record date. These dividend equivalents are only paid on the shares released.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

The fair value of restricted stock units is determined based on the closing stock price of PFG’s common shares on the grant date. The weighted‑average grant-date fair value of restricted stock units granted during 2012, 2011 and 2010 was $27.45, $33.24 and $22.42, respectively.

As of December 31, 2012, there was $23.8 million of total unrecognized compensation cost related to nonvested restricted stock unit awards granted under these plans. The cost is expected to be recognized over a weighted‑average period of approximately 1.8 years.

Employee Stock Purchase Plan

                Under the Employee Stock Purchase Plan, participating employees have the opportunity to purchase shares of PFG common stock on a semi-annual basis. Employees may purchase up to $25,000 worth of PFG common stock each year. Employees may purchase shares of PFG common stock at a price equal to 85% of the shares' fair market value as of the beginning or end of the purchase period, whichever is lower.

                We recognize compensation expense for the fair value of the discount granted to employees participating in the employee stock purchase plan in the period of grant. Shares of the Employee Stock Purchase Plan are treated as an equity award. The weighted‑average fair value of the discount on the stock purchased was $5.32, $4.20 and $7.37 during 2012, 2011 and 2010, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

19. Quarterly Results of Operations (Unaudited)

                The following is a summary of unaudited quarterly results of operations.

	For the three months ended
	December 31	September 30	June 30	March 31

	(in millions)
2012
Total revenues	$1,899.3	$2,352.4	$1,800.3	$1,701.6
Total expenses	1,617.6	2,223.5	1,591.2	1,476.5
Net income	222.4	148.0	155.0	167.9
Net income attributable to PLIC	218.8	145.1	152.4	158.6

2011
Total revenues	$1,719.9	$1,798.6	$1,954.8	$1,902.4
Total expenses	1,568.3	1,649.7	1,679.5	1,668.1
Net income	126.6	63.5	212.7	182.3
Net income attributable to PLIC	126.9	69.0	189.1	163.7

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

PART C

OTHER INFORMATION

Item 26. Exhibits

(a)           Resolution of Board of Directors of the Depositor - Incorporated by reference to Registration Statement File No. 333-115269 as filed with the Commission on 01/30/2002

(b)           Custodian Agreements – N/A

(c)           Underwriting Contracts

(c1)         Distribution Agreement - Incorporated by reference to Pre-effective Amendment No. 2 to Registration Statement (File No 333-115629) as filed with the Commission on 05/24/2002

(c2)         Selling Agreement - Incorporated by reference to Pre-effective Amendment No. 2 to the                                                                  Registration Statement (File No 333-115269) as filed with the Commission on 05/24/2002

(c3)         Registered Representative Agreement - Incorporated by reference to Registration Statement (File No. 333-115269) as filed with the Commission on 01/30/2002

                (d)           Contracts

(d1)         Form of Variable Life Contract - Incorporated by reference to Registration Statement (File No. 333-115269) as filed with the Commission on 01/30/2002

(d2)         Form of Accelerated Benefits Rider (filed   5/31/02)

(d3)         Form of Aviation Exclusion Rider - Incorporated by reference to Pre-effective Amendment              No. 2 to                 Registration Statement (File No 333-115269) as filed with the Commission on 05/24/2002

(d4)         Form of Change of Insured Rider - Incorporated by reference to Registration Statement (File No. 333-                115269) as filed with the Commission on 01/30/2002

(d5)         Form of Death Benefit Guarantee Rider – Incorporated by reference to the registration statement (File No. 333-115269) as filed with the Commission on 01/30/2002

(d6)         Form of Extended Coverage Rider – Incorporated by reference to the registration statement (File No. 333-115269) as filed with the Commission on 01/30/2002

(d7)         Form of Hazardous Sports Exclusion Rider – Incorporated by reference to the Pre-effective Amendment No. 2 to the registration statement (File No. 333-115269) as filed with the Commission on 05/24/2002

(d8)         Form of Supplemental Benefit Rider – Incorporated by reference to the registration statement (File No. 333-115269) as filed with the Commission on 01/30/2002

(d9)         Form of Enhanced Cash Surrender Value Rider – Incorporated by reference to the registration statement (File No. 333-115269) as filed with the Commission on 01/30/2002

(e)           Applications

(e1)         Form of Life Insurance Application – Incorporated by reference to the Pre-effective Amendment No. 2 to the registration statement (File No. 333-115269) as filed with the Commission on 05/24/2002

(e2)         Form of Specimen Supplemental Application – Incorporated by reference to the Pre-effective Amendment No. 2 to the registration statement (File No. 333-115269) as filed with the Commission on 05/24/2002

(f)            Depositor's Certificate of Incorporation and By-laws

(f1)          Articles of Incorporation of the Depositor - Incorporated by reference to Registration Statement (File No. 333-115269) as filed with the Commission on 01/30/2002

(f2)          Bylaws of Depositor - Incorporated by reference to Registration Statement (File No. 333-115269) as filed with the Commission on 01/30/2002

(g)           Reinsurance Contracts

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

The Depositor maintains reinsurance arrangements in the normal course of business, none of which are material.

(h)           Participation Agreements

                                     (h1)        AIM Distributors Services Agreement (Incorporated by reference to the registration statement on Form N-6, on File No. 333-149215, as filed with the Commission on 7/21/08)

                                     (h2)        AIM Rule 22c-2 Agreement (Incorporated by reference to the registration statement on Form N-6, on File No. 333-149215, as filed with the Commission on 7/21/08)

                                     (h3)        AIM Administrative Services Agreement (Incorporated by reference to the registration statement on Form N-6, on File No. 333-149215, as filed with the Commission on 7/21/08)

                                     (h4)        AIM Variable Insurance Funds – Incorporated by reference to the Post-effective Amendment No. 1 to the registration statement (File No. 333-115269) as filed with the Commission on 02/26/2003

                                     (h5)        AIM Participation Agreement Amendment #9 dated 04/30/10 incorporated by reference to the Post-effective Amendment No. 13 to the registration statement (File No. 333-65690), as filed on April 27, 2011

                                     (h6)        AllianceBernstein Participation Agreement (Incorporated by reference to the registration statement on Form N-6, on File No. 333-149215, as filed with the Commission on 7/21/08)

                                     (h7)        AllianceBernstein Rule 22c-2 Agreement (Incorporated by reference to the registration statement on Form N-6, on File No. 333-149215, as filed with the Commission on 7/21/08)

                                     (h8)        American Century Investment Management, Inc. – Incorporated by reference to the Post-effective Amendment No. 1 to the registration statement (File No. 333-115269) as filed with the Commission on 02/26/2003

                                     (h9)        American Century Shareholder Services Agreement (Incorporated by reference to the registration statement on Form N-6, on File No. 333-149215, as filed with the Commission on 7/21/08)

                                   (h10)        American Century Rule 22c-2 Agreement (Incorporated by reference to the registration statement on Form N-6, on File No. 333-149215, as filed with the Commission on 7/21/08)

                                   (h11)        Berger Financial Group LLC – Incorporated by reference to the Post-effective Amendment No. 1 to the registration statement (File No. 333-115269) as filed with the Commission on 02/26/2003

                                   (h12)        Calvert Participation Agreement Amendment #1 dated 02/12/10 incorporated by reference to the Post-effective Amendment No. 13 to the registration statement (File No. 333-65690), as filed on April 27, 2011

                                   (h13)        Calvert Administrative Service Agreement Amendment #1 dated 02/12/10 incorporated by reference to the Post-effective Amendment No. 13 to the registration statement (File No. 333-65690), as filed on April 27, 2011

                                   (h14)        Delaware Distributors Participation Agreement dated 04/26/10 incorporated by reference to the Post-effective Amendment No. 13 to the registration statement (File No. 333-65690), as filed on April 27, 2011

                                   (h15)        Delaware Distributors Administrative Services Agreement dated 04/26/10 incorporated by reference to the Post-effective Amendment No. 13 to the registration statement (File No. 333-65690), as filed on April 27, 2011

                                   (h16)        Dreyfus Investment Portfolios – Incorporated by reference to the Post-effective amendment No. 1 to the registration statement (File No. 333-115629) as filed with the Commission on 02/26/2003

                                   (h17)        Dreyfus Investment Portfolios Participation Agreement & Amendment; Dreyfus Administrative Services Agreement & Amendment; Dreyfus 12b-1 Agreement & Amendment incorporated by reference to the Post-effective Amendment No. 13 to the registration statement (File No. 333-65690), as filed on April 27, 2011

                                   (h18)        DWS Variable Series Participation Agreement (Incorporated by reference to the registration statement on Form N-6, on File No. 333-149215, as filed with the Commission on 7/21/08)

                                   (h19)        DWS Participation Agreement Amendment #1, dated 01/05/11 incorporated by reference to the Post-effective Amendment No. 13 to the registration statement (File No. 333-65690), as filed on April 27, 2011

                                   (h20)        Fidelity Variable Insurance Products Fund – Incorporated by reference to the Post-effective Amendment No. 1 to the registration statement (File No. 333-115269) as filed with the Commission on 02/26/2003

                                   (h21)        Fidelity/VIP Funds Participation Agreement (Incorporated by reference to the registration statement on Form N-6, on File No. 333-149215, as filed with the Commission on 7/21/08)

                                   (h22)        Fidelity Services Agreement (Incorporated by reference to the registration statement on Form N-6, on File No. 333-149215, as filed with the Commission on 7/21/08)

                                   (h23)        Fidelity Service Contract (Incorporated by reference to the registration statement on Form N-6, on File No. 333-149215, as filed with the Commission on 7/21/08)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

                                   (h24)        Fidelity VIP Funds Service Contract (Initial Class Shares) (Incorporated by reference to the registration statement on Form N-6, on File No. 333-149215, as filed with the Commission on 7/21/08)

                                   (h25)        Fidelity VIP Funds Service Contract (Class 2 shares) (Incorporated by reference to the registration statement on Form N-6, on File No. 333-149215, as filed with the Commission on 7/21/08)

                                   (h26)        Fidelity Rule 22c-2 Shareholder Information Agreement (Incorporated by reference to the registration statement on Form N-6, on File No. 333-149215, as filed with the Commission on 7/21/08)

                                   (h27)        Franklin Templeton Variable Insurance Products Trust – Incorporated by reference to the Post-effective Amendment No. 1 to the registration statement (File No. 333-115629) as filed with the Commission on 02/26/2003

                                   (h28)        Franklin Templeton Variable Insurance Products Trust Shareholder Information Agreement (Incorporated by reference to the registration statement on Form N-6, on File No. 333-149215, as filed with the Commission on 7/21/08)

                                   (h29)        Franklin Templeton Services, LLC Administrative Services Agreement (Incorporated by reference to the registration statement on Form N-6, on File No. 333-149215, as filed with the Commission on 7/21/08)

                                   (h30)        Franklin Templeton Participation Agreement Amended and Restated Amendment #2 dated 08/16/10 incorporated by reference to the Post-effective Amendment No. 13 to the registration statement (File No. 333-65690), as filed on April 27, 2011

                                   (h31)        Franklin Templeton Participation Agreement Amendment #3 dated 05/01/11 incorporated by reference to the Post-effective Amendment No. 13 to the registration statement (File No. 333-65690), as filed on April 27, 2011

                                   (h32)        Goldman Sachs Participation Agreement ‑ Incorporated by reference to post-effective amendment No. 11 to the registration statement (Filed No. 333-89446) as filed with the Commission on 04/27/2011

                                   (h33)        Goldman Sachs Participation Agreement Amendment #2 ‑ Incorporated by reference to post-effective amendment No. 11 to the registration statement (Filed No. 333-89446) as filed with the Commission on 04/27/2011

                                   (h34)        INVESCO Funds Group, Inc. – Incorporated by reference to the Post-effective Amendment No. 1 to the registration statement (File No. 333-115629) as filed with the Commission on 02/26/2003

                                   (h35)        Janus Aspen Series – Incorporated by reference to the Post-effective Amendment No. 1 to the registration statement (File No. 333-115269) as filed with the Commission on 02/26/2003

                                   (h36)        Janus Letter regarding Distribution, Shareholder Servicing, Administrative Services and Fund/Serv Agreements and subject agreements (Incorporated by reference to the registration statement on Form N-6, on File No. 333-149215, as filed with the Commission on 7/21/08)

                                   (h37)        Janus Aspen Series Participation Agreement and Amendments 1-7; and Janus Distribution & Shareholder Services Agreement with Amendment #1; and Janus Rule 22c-2 Agreement incorporated by reference to the Post-effective Amendment No. 13 to the registration statement (File No. 333-65690), as filed on April 27, 2011

                                   (h38)        J.P. Morgan Series Trust II - Incorporated by reference to the Post-effective Amendment No. 1 to the registration statement (File No. 333-115269) as filed with the Commission on 02/26/2003

                                   (h39)        J.P. Morgan Insurance Trust Fund Participation Agreement ‑ Incorporated by reference to post-effective amendment No. 11 to the registration statement (Filed No. 333-89446) as filed with the Commission on 04/27/2011

                                   (h40)        MFS Variable Insurance Trust - Incorporated by reference to the Post-effective Amendment No. 1 to the registration statement (File No. 333-115269) as filed with the Commission on 02/26/2003

                                   (h41)        MFS Variable Insurance Trust Fund/Serv and Networking Agreement (Incorporated by reference to the registration statement on Form N-6, on File No. 333-149215, as filed with the Commission on 7/21/08)

                                   (h42)        MFS Variable Insurance Trust Amendment to Participation Agreement (Incorporated by reference to the registration statement on Form N-6, on File No. 333-149215, as filed with the Commission on 7/21/08)

                                   (h43)        MFS Participation Agreement Amendment #6 dated 05/01/11 incorporated by reference to the Post-effective Amendment No. 13 to the registration statement (File No. 333-65690), as filed on April 27, 2011

                                   (h44)        Neuberger Berman Advisers Management Trust - Incorporated by reference to the Post-effective Amendment No. 1 to the registration statement (File No. 333-115269) as filed with the Commission on 02/26/2003

                                   (h45)        Neuberger Berman Advisors Management Trust Distribution and Administrative Services Agreement (Incorporated by reference to the registration statement on Form N-6, on File No. 333-149215, as filed with the Commission on 7/21/08)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

                                   (h46)        Neuberger Berman Advisors Management Trust Rule 22c-2 Agreement (Incorporated by reference to the registration statement on Form N-6, on File No. 333-149215, as filed with the Commission on 7/21/08)

                                   (h47)        Oppenheimer Variable Account Funds Participation Agreement (Incorporated by reference to the registration statement on Form N-6, on File No. 333-149215, as filed with the Commission on 7/21/08)

                                   (h48)        Form of Participation Agreement with Principal Variable Contract Funds, Inc. - Incorporated by reference to the Post-effective Amendment No. 8 to the registration statement (File No. 333-116220) as filed with the Commission on 04/30/2008

                                   (h49)        Form of Rule 22c-2 Agreement with Principal Variable Contract Funds, Inc. - Incorporated by reference to the Post-effective Amendment No. 8 to the registration statement (File No. 333-116220) as filed with the Commission on 04/30/2008

                                   (h50)        Principal Variable Contracts Funds, Inc. Participation Agreement Amendment #2 dated 01/01/10 incorporated by reference to the Post-effective Amendment No. 13 to the registration statement (File No. 333-65690), as filed on April 27, 2011

                                   (h51)        Principal Variable Contracts Funds, Inc. 12b-1 letter dated 01/01/10 incorporated by reference to the Post-effective Amendment No. 13 to the registration statement (File No. 333-65690), as filed on April 27, 2011

                                   (h52)        Putnam Variable Trust - Incorporated by reference to the Post-effective Amendment No. 1 to the registration statement (File No. 333-115269) as filed with the Commission on 02/26/2003

                                   (h53)        Putnam Marketing and Administrative Servicing Agreement dated 04/01/11 incorporated by reference to the Post-effective Amendment No. 13 to the registration statement (File No. 333-65690), as filed on April 27, 2011

                                   (h54)        Summit Mutual Funds, Inc. - Incorporated by reference to the Post-effective Amendment No. 1 to the registration statement (File No. 333-115269) as filed with the Commission on 02/26/2003

                                   (h55)        Summit Mutual Funds Administrative Services Agreement (Incorporated by reference to the registration statement on Form N-6, on File No. 333-149215, as filed with the Commission on 7/21/08)

                                   (h56)        Summit Mutual Funds Rule 22c-2 Agreement (Incorporated by reference to the registration statement on Form N-6, on File No. 333-149215, as filed with the Commission on 7/21/08)

                                   (h57)        Summit Mutual Funds Amendment to the Administrative Services Agreement (Incorporated by reference to the registration statement on Form N-6, on File No. 333-149215, as filed with the Commission on 7/21/08)

                                   (h58)        Summit Mutual Funds Amendment to the Participation Agreement (Incorporated by reference to the registration statement on Form N-6, on File No. 333-149215, as filed with the Commission on 7/21/08)

                                   (h59)        T. Rowe Price Equity Series Participation Agreement  ‑ Incorporated by reference to post-effective amendment No. 11 to the registration statement (Filed No. 333-89446) as filed with the Commission on 04/27/2011

                                   (h60)        Van Eck Worldwide Insurance Trust Participation Agreement (filed 10/2/08)

                                   (h61)        Van Eck Service Agreement (filed 10/2/08)

                                   (h62)        Van Eck Shareholder Information Agreement (filed 10/2/08)

                                   (h63)        Van Eck Amendment to Participation Agreement incorporated by reference to the Post-effective Amendment No. 13 to the registration statement (File No. 333-65690), as filed on April 27, 2011

                                   (h64)        Van Eck Administrative Services Agreement Amendment #2 dated 05/01/2011 incorporated by reference to the Post-effective Amendment No. 13 to the registration statement (File No. 333-65690), as filed on April 27, 2011

                                   (h65)        Vanguard Variable Insurance Trust - Incorporated by reference to the Post-effective Amendment No. 1 to the registration statement (File No. 333-115269) as filed with the Commission on 02/26/2003

                                   (h66)        Vanguard Variable Insurance Fund Participation Agreement and Amendments 1, 2, 3, and 4 incorporated by reference to the Post-effective Amendment No. 3 to the registration statement (File No. 333-149363), as filed on April 27, 2011

                                   (h67)        Wells Fargo Fund Management LLC - Incorporated by reference to the Post-effective Amendment No. 1 to the registration statement (File No. 333-115269) as filed with the Commission on 02/26/2003

(i)            Administrative Contracts – N/A

(j)            Other Material Contracts – N/A

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

(k)           Legal Opinion – Incorporated by reference to the Pre-effective Amendment No. 2 to the registration statement (File No. 333-115269) as filed with the Commission on 05/24/2002

(l)            Actuarial Opinion – N/A

(m)          Calculations  – N/A

(n)           Other Opinions

(n1)         Consent of Ernst & Young LLP*

(n2)         Powers of Attorney – Incorporated by reference to the Post-effective Amendment No. 6 to the registration statement (File No. 333-115269) as filed with the Commission on 04/28/2006)

(n3)         Opinion of Counsel *

(o)           Financial Statements Schedules

                                Principal Life Insurance Company

                                                Report of Independent Registered Public Accounting Firm on Schedules*

Schedule I - Summary of Investments - Other Than Investments in Related Parties As Of December 31, 2012*

Schedule III - Supplementary Insurance Information As of December 31, 2012, 2011 and 2010 and for each of the years then ended*

Schedule IV – Reinsurance As of December 31, 2012, 2011 and 2010 and for each of the years then ended*

All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

 (p)          Initial Capital Agreements – N/A

 (q)          Redeemability Exemption (6e-2(b)(12)(ii)  or  6e-3(T) - Incorporated by reference to Post-effective Amendment  No. 2 to Registration Statement (File No. 333-115629) as filed with the Commission on 04/30/2003

*    Filed herein

**   to be Filed by Amendment

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

Item 27.  Officers and Directors of the Depositor

Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:

DIRECTORS:

Name and Principal Business Address	Positions and Offices
BETSY J. BERNARD 40 Shalebrook Drive Morristown, NJ 07960	Director Chair, Nominating and Governance Committee Member, Executive and Human Resources Committees
JOCELYN CARTER-MILLER 8701 Banyan Court Tamarac, FL 33321	Director Member, Nominating and Governance Committee
GARY E. COSTLEY 257 Barefoot Beach Boulevard, Suite 404 Bonita Springs, FL 34134	Director Member, Audit Committee
MICHAEL T. DAN 495 Rudder Road Naples, FL 34102	Director Chair, Human Resources Committee
DENNIS H. FERRO 100 Dove Plum Road Vero Beach, FL 32963	Director Member, Audit Committee
C. DANIEL GELATT, JR. NMT Corporation 2004 Kramer Street La Crosse, WI 54603	Director Member, Audit Committee
SANDRA L. HELTON 1040 North Lake Shore Drive #26A Chicago, IL 60611	Director Chair, Audit Committee Member, Executive Committee
RICHARD L. KEYSER 5215 Old Orchard Place Ste. 440 Skokie, IL 60077	Director Member, Nominating and Governance and Human Resources Committees
LUCA MAESTRI Apple Inc. 1 Infinite Loop Cupertino, CA 95014	Director Member, Audit Committee
ELIZABETH E. TALLETT Hunter Partners, LLC 12 Windswept Circle Thornton, NH 03285-6883	Director Member, Executive, Human Resources and Nominating and Governance Committees
LARRY D. ZIMPLEMAN The Principal Financial Group Des Moines, IA 50392	Chairman of the Board and Chair, Executive Committee, Principal Life: Chairman, President and Chief Executive Officer

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS)

Name and Principal Business Address	Positions and Offices
REX AUYEUNG	Senior Vice President and President, Principal Financial Group - Asia
NED A. BURMEISTER	Senior Vice President and Chief Operating Officer, Principal International
GREGORY J. BURROWS	Senior Vice President Retirement and Investor Services
TERESA M. BUTTON	Vice President and Treasurer
TIMOTHY M. DUNBAR	Senior Vice President and Chief Investment Officer
GREGORY B. ELMING	Senior Vice President and Chief Risk Officer
RALPH C. EUCHER	Executive Vice President Human Resources and Corporate Services
NORA M. EVERETT	Senior Vice President Retirement and Investor Services
JOYCE N. HOFFMAN	Senior Vice President and Corporate Secretary
DANIEL J. HOUSTON	President - Retirement, Insurance and Financial Services
JULIA M. LAWLER	Senior Vice President – Investment Services
TERRANCE J. LILLIS	Senior Vice President and Chief Financial Officer
JAMES P. MCCAUGHAN	President - Global Asset Management
TIMOTHY J. MINARD	Senior Vice President - Distribution
MARY A. O'KEEFE	Senior Vice President and Chief Marketing Officer
GERALD W. PATTERSON	Senior Vice President Retirement and Investor Services
ANGELA R. SANDERS	Senior Vice President and Controller
GARY P. SCHOLTEN	Senior Vice President and Chief Information Officer
KAREN E. SHAFF	Executive Vice President and General Counsel
DEANNA D. STRABLE	Senior Vice President – U.S. Insurance Solutions
LUIS E. VALDES	President – International Asset Management and Accumulation
ROBERTO WALKER	Senior Vice President and President , Principal Financial Group - Latin America

Item 28.  Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Registrant is a separate account of Principal Life Insurance Company (the "Depositor") and is operated as a unit investment trust.  Registrant supports benefits payable under Depositor's variable life contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type.  No person is directly or indirectly controlled by the Registrant.

The Depositor is wholly-owned by Principal Financial Services, Inc.  Principal Financial Services, Inc. (an Iowa corporation) an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code.  In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC.  A list of persons directly or indirectly controlled by or under common control with Depositor as of December 31, 2012 appears below:

None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

Principal Life Insurance Company - Organizational Structure
PRINCPAL FINANCIAL GROUP, INCΔ	Delaware
àPrincipal Financial Services, Inc.§Ñ	Iowa	100
àPrincor Financial Services Corporation§Ñ	Iowa	100
àPFG DO Brasil LTDA§Ñ	Brazil	100
àBrasilprev Seguros E Previdencia S.A. §	Brazil	50.01
àPrincipal Global Investors Participacoes, LTDA§Ñ	Brazil	100
àClaritas Investments Ltd.	Grand Cayman	60
àClaritas Participacoes S.A.	Brazil	80
àClaritas Administracao de Recursos LTDA	Brazil	75
àPrincipal International, Inc. §Ñ	Iowa	100
àPrincipal International (Asia) Limited§Ñ	Hong Kong	100
àPrincipal Global Investors (Asia) Limited§Ñ	Hong Kong	100
àPrincipal Nominee Company (Hong Kong) Limited§Ñ	Hong Kong	100
àPrincipal Asset Management Company (Asia) Limited§Ñ	Hong Kong	100
àPrincipal Insurance Company (Hong Kong) Limited§Ñ	Hong Kong	100
àCIMB – Principal Asset Management Berhad (Malaysia) §	Malaysia	40
àCIMB Wealth Advisors Berhad§	Malaysia	100
àCIMB – Principal Asset Management (Singapore) PTE LTD§	Singapore	100
àCIMB - Principal Asset Management Company Limited	Thailand	99.99
àPT CIMB Principal Asset Management§	Indonesia	99
àPrincipal Trust Company(Asia) Limited§Ñ	Hong Kong	100
àPrinCorp Wealth Advisors (Asia) Limited	Hong Kong	100
àPrincipal Mexico Servicios, S.A. de C.V. §Ñ	Mexico	100
àDistribuidora Principal Mexico, S.A. de C.V. §Ñ	Mexico	100
àPrincipal International Mexico, LLC	Delaware	100
àPrincipal Consulting (India) Private Limited§Ñ	India	100
àPrincipal Financial Group, S.A. de C. V. Grupo Financiero. §Ñ	Mexico	100
à Principal Afore, S. A. de C.V., Principal Grupo Financiero§Ñ	Mexico	100
à Principal Fondos de Inversion S.A. de C.V., Operadora de Fondos de Inversion, Principal Grupo Financiero §Ñ	Mexico	100
à Principal Mexico Compania de Seguros, S.A. de C.V., Principal Grupo Financiero §Ñ	Mexico	100
à Principal Pensiones, S.A. de C.V., Principal Grupo Financiero §Ñ	Mexico	100
àPrincipal Wellness Company§Ñ	Indiana	100
àPrincipal Global Investors Holding Company, Inc. §Ñ	Delaware	100
àPrincipal Global Investors (Ireland) Limited§Ñ	Ireland	100
àPrincipal Global Investors (Europe) Limited§Ñ	United Kingdom	100
àPrincipal Global Investors (Singapore) Limited§Ñ	Singapore	100
àPrincipal Global Investors (Japan) Limited§Ñ	Japan	100
àPrincipal Global Investors (Hong Kong) Limited§Ñ	Hong Kong	100
àCIMB Principal Islamic Asset Management SDN. BHD§Ñ	Malaysia	50
àPrincipal Financial Group (Mauritius) Ltd. §Ñ	Mauritius	100
àPrincipal PNB Asset Management Company Private Limited§Ñ	India	65
àPrincipal Trustee Company Private Limited§Ñ	India	65
àPrincipal Retirement Advisors Private Limited§Ñ	India	100
àPrincipal Life Insurance Company♦Ñ	Iowa	100
àPrincipal Real Estate Fund Investors, LLC§Ñ	Delaware	100
àPrincipal Development Investors, LLC§Ñ	Delaware	100
àPrincipal Real Estate Holding Company, LLC§Ñ	Delaware	100
àGAVI PREHC HC, LLC	Delaware	100
àPrincipal Global Investors, LLC§Ñ©	Delaware	100
àPrincipal Real Estate Investors, LLC§Ñ	Delaware	100
àPrincipal Enterprise Capital, LLC§Ñ	Delaware	100
àPGI Origin Holding Company Ltd.	United Kingdom	100
àOrigin Asset Management LLP	United Kingdom	74
àFinisterre Capital LLP	United Kingdom	51
àPGI Finisterre Holding Company Ltd.	United Kingdom	100
àFinisterre Holdings Limited	Malta	51
àFinisterre Capital UK Limited	United Kingdom	100
àFinisterre Hong Kong Limited	Hong Kong	100
àFinisterre Malta Limited	Malta	100
àFinisterre USA, Inc.	Delaware	100
àPrincipal Commercial Funding, LLC§Ñ	Delaware	100
àPrincipal Global Columbus Circle, LLC§Ñ©	Delaware	100
àCCI Capital Partners, LLC	Delaware
àPost Advisory Group, LLC§Ñ©	Delaware	100
àPost Advisory Europe Limited	United Kingdom
àPrincipal Global Investors Trust§Ñ©	Delaware	100
àSpectrum Asset Management, Inc. §Ñ©	Connecticut	100
àCCIP, LLC§Ñ©	Delaware	70
àColumbus Circle Investors§Ñ©	Delaware	100
àPrincipal Holding Company, LLC§Ñ©	Iowa	100
àPetula Associates, LLC§	Iowa	100
àPrincipal Real Estate Portfolio, Inc. §Ñ	Delaware	100
àGAVI PREPI HC, LLC	Delaware	100
àPetula Prolix Development Company§Ñ	Iowa	100
àPrincipal Commercial Acceptance, LLC§Ñ	Delaware	100
àPrincipal Generation Plant, LLC§Ñ©	Delaware	100
àPrincipal Bank§Ñ©	United States	100
àEquity FC, Ltd. §Ñ©	Iowa	100
àPrincipal Dental Services, Inc. §Ñ©	Arizona	100
àEmployers Dental Services, Inc. §Ñ©	Arizona	100
àFirst Dental Health	California	100
àDelaware Charter Guarantee & Trust Company§Ñ©	Delaware	100
àPreferred Product Network, Inc. §Ñ©	Delaware	100
àPrincipal Reinsurance Company of Vermont§Ñ	Vermont	100
àPrincipal Life Insurance Company of Iowa§Ñ	Iowa	100
àPrincipal Reinsurance Company of Delaware§Ñ	Delaware	100
àPrincipal Financial Services (Australia), Inc. §Ñ	Iowa	100
àPrincipal Global Investors (Australia) Service Company Pty Limited§Ñ	Australia	100
àPrincipal Global Investors (Australia) Limited§Ñ	Australia	100
àPrincipal International Holding Company, LLC§Ñ	Delaware	100
àPrincipal Management Corporation§Ñ	Iowa	100
àPrincipal Financial Advisors, Inc. §Ñ	Iowa	100
àPrincipal Shareholder Services, Inc. §Ñ	Washington	100
àEdge Asset Management, Inc. §Ñ	Washington	100
àPrincipal Funds Distributor, Inc. §Ñ	Washington	100
àPrincipal Global Services Private Limited§Ñ	India	100
àCCB Principal Asset Management Company, Ltd. §	China	25
àPrincipal Holding Company Chile S.A.	Chile	100
àPrincipal Chile Limitada	Chile	100
àPrincipal Institutional Chile S.A.	Chile	100
àPrincipal Financial Services I (US), LLC	Delaware	100
àPrincipal Financial Services II (US), LLC	Delaware	100
àPrincipal Financial Services I (UK) LLP	United Kingdom	100
àPrincipal Financial Services IV (UK) LLP	United Kingdom	100
àPrincipal Financial Services V (UK) LTD.	United Kingdom	100
àPrincipal Financial Services II (UK) LTD.	United Kingdom	100
àPrincipal Financial Services III (UK) LTD.	United Kingdom	100
àPrincipal Financial Services Latin America LTD.	United Kingdom	100
àPrincipal International Latin America LTD.	United Kingdom	100
àPrincipal International South America I LTD.	United Kingdom	100
àPrincipal International South America II LTD.	United Kingdom	100
àPrincipal International South America II LTD., Agency En Chile	Chile	100
àPrincipal International de Chile, S.A. §Ñ	Chile	100
àPrincipal Compania de Seguros de Vida Chile S.A. §Ñ	Chile	100
àPrincipal Administradora General De Fondos S.A. §Ñ	Chile	100
àPrincipal Asset Management Chile S.A. §Ñ	Chile	100
àPrincipal Servicios Corporativos Chile LTDA§Ñ	Chile	100
àPrincipal Servicios De Administracion S.A.	Chile	100
àHipotecaria Cruz Del Sur Principal, S.A	Chile	49
àPrincipal Edge Network Holdings, Inc. §Ñ	Delaware	100
àPrincipal Edge Network – Tennessee, LLC§Ñ	Delaware	100
àPrincipal Edge Network – Georgia, LLC§Ñ	Delaware	100
àPrincipal Edge Network – Austin, LLC§Ñ	Delaware	100
àPrincipal Edge Network – Dallas Ft. Worth, Inc. §Ñ	Delaware	100
àPrincipal National Life Insurance Company§Ñ	Iowa	100
àDiversified Dental Services, Inc. §Ñ	Nevada	100
àMorley Financial Services, Inc. §Ñ	Oregon	100
àMorley Capital Management, Inc. §Ñ	Oregon	100
àUnion Bond and Trust Company§Ñ	Oregon	100
àPrincipal Investors Corporation§Ñ	New Jersey	100

Δ

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

Δ Consolidated financial statements are filed with SEC.

§ Not required to file financial statements with the SEC.

Ñ Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.

♦ Separate financial statements are filed with SEC.

© Included in the financial statements of Principal Life Insurance Company filed with the SEC.

Item 29.  Indemnification

Sections 490.851 through  490.859 of the Iowa Business  Corporation Act permit  corporations to indemnify   directors and officers where (A) all of the following apply:  the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and  (B) the  individual  engaged in conduct  for  which  broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.

Unless ordered by a court  pursuant  to the Iowa  Business Corporation  Act, a corporation shall not indemnify a director or officer in either of the following circumstances:  (A) in connection with a proceeding by or in the right of the corporation, except for reasonable  expenses incurred in connection with the proceeding if it is determined that the director has met the relevant  standard of conduct (above) or (B) in connection with any  proceeding  with respect to conduct  for which  the  director  was  adjudged  liable  on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.

Registrant's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors.  The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.       Principal Underwriters

(a)           Other Activity

Princor Financial Services Corporation acts as principal underwriter for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust, and for variable annuity contracts issued by Principal Life Insurance Company Separate Account B, a registered unit investment trust.

(b)           Management

                            (b1)                                                                         (b2)

                                                                                            Positions and offices

                Name and principal                                               with principal

               business address                                                    underwriter

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

Deborah J. Barnhart                                       Director/Distribution (PPN)

The Principal

Financial Group(1)

Patricia A. Barry                                               Assistant Corporate Secretary

The Principal

Financial Group(1)

Michael J. Beer                                                President and Director

The Principal

Financial Group(1)

Tracy W. Bollin                                                 Chief Financial Officer

The Principal

Financial Group(1)

(b)           Management

                            (b1)                                                                         (b2)

                                                                                            Positions and offices

                Name and principal                                               with principal

               business address                                                    underwriter

David J. Brown                                                 Senior Vice President

The Principal

Financial Group(1)

Jill R. Brown                                                      Senior Vice President

The Principal

Financial Group(1)

Teresa M. Button                                             Vice President and Treasurer

The Principal

Financial Group(1)

P. Scott Cawley                                                Director - Internal Wholesaling

The Principal

Financial Group(1)

Nicholas M. Cecere                                        Senior Vice President and Director

The Principal

Financial Group(1)

Gregory B. Elming                                           Director

The Principal

Financial Group(1)

Nora M. Everett                                                Chairman and Chief Executive Officer

The Principal

Financial Group (1)

Stephen G. Gallaher                                       Assistant General Counsel

The Principal

Financial Group(1)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

Eric W. Hays                                                     Senior Vice President and Chief Information Officer

The Principal

Financial Group(1)

Joyce N. Hoffman                                           Senior Vice President and Corporate Secretary

The Principal

Financial Group(1)

Curtis Hollebrands                                          AML Officer

The Principal

Financial Group(1)

Patrick A. Kirchner                                           Assistant General Counsel

The Principal

Financial Group(1)

Julie LeClere                                                    Vice President – Marketing & Recruiting

The Principal

Financial Group(1)

Jennifer A. Mills                                               Counsel

The Principal

Financial Group(1)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

                            (b1)                                                                         (b2)

                                                                                            Positions and offices

                Name and principal                                               with principal

               business address                                                    underwriter

Martin R. Richardson                                      Vice President – Broker Dealer Operations

The Principal

Financial Group(1)

Michael D. Roughton                                      Senior Vice President and Counsel

The Principal

Financial Group(1)

Adam U. Shaikh                                              Counsel

The Principal

Financial Group(1)

Traci L. Weldon                                                Vice President/Chief Compliance Officer

The Principal

Financial Group(1)

Dan L. Westholm                                             Director - Treasury

The Principal

Financial Group(1)

(1)                           650 8th Street

                                Des Moines, IA 50392-2080

(c)           Compensation from the Registrant

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Compensation
Princor Financial Services Corporation	$17,659,765.00	0	0	0

Item 31.  Location of Accounts and Records

All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal  Financial Group,

Des Moines, Iowa 50392.

Item 32.  Management Services

N/A

Item 33.  Fee Representation

Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Variable Life Separate Account, has duly caused this Amended to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, and its seal to be hereunto affixed and attested, in the City of Des Moines and State of Iowa, on the 25th day of April, 2013.

                                                                                PRINCIPAL LIFE INSURANCE COMPANY VARIABLE LIFE

                                                                                SEPARATE ACCOUNT

                                                                                      (Registrant)

                                                                                By :          /s/ L. D. Zimpleman

                                                                                              L. D. Zimpleman

                                                                                                Chairman, President and Chief Executive Officer

                                                                                PRINCIPAL LIFE INSURANCE COMPANY

                                                                                      (Depositor)

                                                                                By :          /s/ L. D. Zimpleman

                                                                                              L. D. Zimpleman

                                                                                                Chairman, President and Chief Executive Officer

Attest:

/s/ Joyce N. Hoffman

Joyce N. Hoffman

Senior Vice President and Corporate Secretary

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature                                                                              Title                                                                         Date

/s/ L. D. Zimpleman

_______________________

L. D. Zimpleman                                                                  Chairman, President                                          April 25, 2013

and Chief Executive Officer

/s/ A. R. Sanders

_______________________                                          Senior Vice President and                                 April 25, 2013

A. R. Sanders                                                                       Controller

(Principal Accounting Officer)

/s/ T. J. Lillis

_______________________                                          Senior Vice President                                         April 25, 2013

T. J. Lillis                                                                               and Chief Financial Officer

(Principal Financial Officer)

  (B. J. Bernard)*                                                                  Director                                                                  April 25, 2013

B. J. Bernard

  (J. Carter-Miller)*                                                               Director                                                                  April 25, 2013

J. Carter-Miller

  (G. E. Costley)*                                                                  Director                                                                  April 25, 2013

G. E. Costley

  (M.T. Dan)*                                                         Director                                                                  April 25, 2013

M. T. Dan

  (D. H. Ferro)*                                                                      Director                                                                  April 25, 2013

D. H. Ferro

  (C. D. Gelatt, Jr.)*                                                               Director                                                                  April 25, 2013

C. D. Gelatt, Jr.

  (S. L. Helton)*                                                                     Director                                                                  April 25, 2013

S. L. Helton

  (R. L. Keyser)*                                                                    Director                                                                  April 25, 2013

R. L. Keyser

  (L. Maestri)*                                                        Director                                                                  April 25, 2013

L. Maestri

  (E. E. Tallett)*                                                     Director                                                                  April 25, 2013

E. E. Tallett

*By       /s/ L.D. Zimpleman

L. D. Zimpleman

Chairman, President and Chief Executive Officer

Pursuant to Powers of Attorney

Previously Filed or Included Herein

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2012

§ Not required to file financial statements with the SEC.

Ñ Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SE